Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 45.3% ) Value
Communications Services (3.2%)
19,265 Alphabet, Inc., Class A
a
$ 2,521,018
168,263 Alphabet, Inc., Class C
a
22,185,476
10,868 Altice USA, Inc.
a
35,538
5,612 AMC Networks, Inc.
a
66,109
2,230 Bumble, Inc.
a
33,272
45 Cable One, Inc. 27,704
59,290 Cargurus, Inc.
a
1,038,761
94,924 Comcast Corporation 4,208,930
63,083 DISH Network Corporation
a
369,666
454 Electronic Arts, Inc. 54,662
6,237 Emerald Holding, Inc.
a
28,191
2,175 Entravision Communications
Corporation 7,939
8,648 Frontier Communications Parent,
Inc.
a
135,341
13,680 iHeartMedia, Inc.
a
43,229
3,621 Imax Corporation
a
69,958
11,604 Integral Ad Science Holding
Corporation
a
137,972
4,052 Interpublic Group of Companies,
Inc. 116,130
9,105 Liberty Global plc, Class A
a
155,878
25,572 Liberty Global plc, Class C
a
474,616
6,347 Liberty Latin America, Ltd., Class
A
a
51,791
3,081 Live Nation Entertainment, Inc.
a
255,846
73,888 Lumen Technologies, Inc.
a,b
104,921
2,301 Match Group, Inc.
a
90,142
41,186 Meta Platforms, Inc.
a
12,364,449
7,606 Netflix, Inc.
a
2,872,026
752 Omnicom Group, Inc. 56,009
146,271 QuinStreet, Inc.
a
1,312,051
789 Shutterstock, Inc. 30,021
2,521 Sinclair, Inc. 28,286
1,880 TechTarget, Inc.
a
57,077
4,316 Telephone and Data Systems, Inc. 79,026
17,088 Trade Desk, Inc.
a
1,335,427
1,039 Tripadvisor, Inc.
a
17,227
135,141 Verizon Communications, Inc. 4,379,920
14,371 Walt Disney Company
a
1,164,769
103,051 Warner Brothers Discovery, Inc.
a
1,119,134
151 Yelp, Inc.
a
6,280
40,129 Ziff Davis, Inc.
a
2,555,816
Total 59,590,608
Consumer Discretionary (5.1%)
4,359 2U, Inc.
a
10,767
114 Adient plc
a
4,184
151,367 Amazon.com, Inc.
a
19,241,773
838 American Axle & Manufacturing
Holdings, Inc.
a
6,084
11,354 American Eagle Outfitters, Inc. 188,590
44,250 Aptiv plc
a
4,362,608
4,804 Autoliv, Inc. 463,490
82 AutoNation, Inc.
a
12,415
1,274 Beazer Homes USA, Inc.
a
31,735
1,609 Best Buy Company, Inc. 111,777
1,048 Booking Holdings, Inc.
a
3,231,980
16,358 Boot Barn Holdings, Inc.
a
1,328,106
1,349 Brunswick Corporation 106,571
2,723 Buckle, Inc. 90,921
16,101 Cedar Fair, LP 595,737
88 Cheesecake Factory, Inc. 2,666
557 Chegg, Inc.
a
4,968
1,606 Chipotle Mexican Grill, Inc.
a
2,941,919
Shares Common Stock (45.3%) Value
Consumer Discretionary (5.1%) - continued
125,112 Clarus Corporation $ 945,847
18,846 Columbia Sportswear Company 1,396,489
3,846 Container Store Group, Inc.
a
8,653
40,101 Cooper-Standard Holdings, Inc.
a
538,155
8,793 Crocs, Inc.
a
775,806
1,475 Culp, Inc.
a
8,230
12,893 D.R. Horton, Inc. 1,385,611
10,937 Dana, Inc. 160,446
2,112 Darden Restaurants, Inc. 302,481
2,600 Deckers Outdoor Corporation
a
1,336,634
8,662 Domino's Pizza, Inc. 3,281,079
365 Dorman Products, Inc.
a
27,652
4,442 eBay, Inc. 195,848
1,505 Etsy, Inc.
a
97,193
144,048 Everi Holdings, Inc.
a
1,904,315
1,073 Expedia Group, Inc.
a
110,594
16,038 Five Below, Inc.
a
2,580,514
1,945 Ford Motor Company 24,157
19,364 Fox Factory Holding Corporation
a
1,918,585
10,054 Gap, Inc. 106,874
22,434 General Motors Company 739,649
6,226 Gentex Corporation 202,594
6,443 Goodyear Tire & Rubber
Company
a
80,086
3,574 Grand Canyon Education, Inc.
a
417,729
2,028 Green Brick Partners, Inc.
a
84,182
9,249 Harley-Davidson, Inc. 305,772
9,063 Hilton Worldwide Holdings, Inc. 1,361,081
24,007 Home Depot, Inc. 7,253,955
181 Hyatt Hotels Corporation 19,200
741 KB Home 34,293
11,430 Laureate Education, Inc. 161,163
1,602 La-Z-Boy, Inc. 49,470
3,767 Lear Corporation 505,531
1,326 Lennar Corporation 148,817
13,948 Lowe's Companies, Inc. 2,898,952
4,577 Lululemon Athletica, Inc.
a
1,764,937
1,051 M/I Homes, Inc.
a
88,326
112 Malibu Boats, Inc.
a
5,490
671 Marriott International, Inc./MD 131,892
144 Marriott Vacations Worldwide
Corporation 14,491
4,540 McDonald's Corporation 1,196,018
8,105 Meritage Homes Corporation 991,971
5,697 MGM Resorts International 209,422
334 Modine Manufacturing Company
a
15,280
5,395 Mohawk Industries, Inc.
a
462,945
8,696 Nordstrom, Inc.
b
129,918
477 NVR, Inc.
a
2,844,494
1,095 ODP Corporation
a
50,534
3,503 O'Reilly Automotive, Inc.
a
3,183,737
22,888 Papa John's International, Inc. 1,561,419
3,086 PENN Entertainment, Inc.
a
70,824
2,824 Playa Hotels and Resorts NV
a
20,446
2,818 Polaris, Inc. 293,467
3,558 Pool Corporation 1,267,004
1,740 PulteGroup, Inc. 128,847
30,981 Qurate Retail, Inc.
a
18,793
3,929 Ross Stores, Inc. 443,781
4,596 SeaWorld Entertainment, Inc.
a
212,565
943 Six Flags Entertainment
Corporation
a
22,170
24,537 Skyline Champion Corporation
a
1,563,498
22,224 Sonos, Inc.
a
286,912
20,631 Sony Group Corporation ADR 1,700,201

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Consumer Discretionary (5.1%) - continued
81,886 Stoneridge, Inc.
a
$ 1,643,452
388 Taylor Morrison Home Corporation
a
16,533
33,674 Tesla, Inc.
a
8,425,908
152,349 ThredUp, Inc.
a
610,919
276 TopBuild Corporation
a
69,442
7,259 Travel + Leisure Company 266,623
12 Ulta Beauty, Inc.
a
4,793
3,557 Upbound Group, Inc. 104,754
3,567 Urban Outfitters, Inc.
a
116,605
130 Vail Resorts, Inc. 28,846
326 Visteon Corporation
a
45,011
11,442 Wendy's Company 233,531
4,865 Wingstop, Inc. 874,922
12,563 Wyndham Hotels & Resorts, Inc. 873,631
Total 96,098,280
Consumer Staples (2.3%)
19,390 Altria Group, Inc. 815,350
3,298 Archer-Daniels-Midland Company 248,735
37,487 BJ's Wholesale Club Holdings,
Inc.
a
2,675,447
307 Boston Beer Company, Inc.
a
119,586
791 Cal-Maine Foods, Inc. 38,300
8,566 Casey's General Stores, Inc. 2,325,840
14,603 Celsius Holdings, Inc.
a
2,505,875
40,718 Coca-Cola Company 2,279,394
13,498 Colgate-Palmolive Company 959,843
131,318 Coty, Inc.
a
1,440,558
1,136 Darling Ingredients, Inc.
a
59,299
16,218 e.l.f. Beauty, Inc.
a
1,781,223
9,679 Flowers Foods, Inc. 214,680
615 Hain Celestial Group, Inc.
a
6,378
196 Hershey Company 39,216
4,623 Hormel Foods Corporation 175,813
877 Ingredion, Inc. 86,297
6,262 J & J Snack Foods Corporation 1,024,776
7,327 John B. Sanfilippo & Son, Inc. 723,908
50,524 Kenvue, Inc. 1,014,522
12,365 Kimberly-Clark Corporation 1,494,310
3,463 Kroger Company 154,969
18,472 Lamb Weston Holdings, Inc. 1,707,921
11,010 Lancaster Colony Corporation 1,816,980
14,442 Mondelez International, Inc. 1,002,275
376 PepsiCo, Inc. 63,709
33,399 Philip Morris International, Inc. 3,092,079
23,880 Pilgrim's Pride Corporation
a
545,180
331 PriceSmart, Inc. 24,636
51,143 Primo Water Corporation 705,773
6,560 Procter & Gamble Company 956,842
50 Seneca Foods Corporation
a
2,692
1,896 Simply Good Foods Company
a
65,450
850 SpartanNash Company 18,700
25,533 Sysco Corporation 1,686,455
58,388 Turning Point Brands, Inc. 1,348,179
10,954 Tyson Foods, Inc. 553,067
44,730 US Foods Holding Corporation
a
1,775,781
42,707 Walmart, Inc. 6,830,131
Total 42,380,169
Energy (2.0%)
7,815 APA Corporation 321,196
40,124 BP plc ADR 1,553,601
1,008 Cactus, Inc. 50,612
1,312 California Resources Corporation 73,485
2,662 Cheniere Energy, Inc. 441,785
Shares Common Stock (45.3%) Value
Energy (2.0%) - continued
9,953 Chesapeake Energy Corporation $ 858,247
7,696 Chevron Corporation 1,297,700
675 Chord Energy Corporation 109,397
128 Civitas Resources, Inc. 10,351
622 Comstock Resources, Inc. 6,861
26,545 ConocoPhillips 3,180,091
1,149 CVR Energy, Inc. 39,100
38,140 Devon Energy Corporation 1,819,278
79,735 Enterprise Products Partners, LP 2,182,347
812 Evolution Petroleum Corporation 5,554
37,515 Exxon Mobil Corporation 4,411,014
2,017 Gran Tierra Energy, Inc.
a
13,998
92,546 Halliburton Company 3,748,113
1,651 Helmerich & Payne, Inc. 69,606
3,716 HF Sinclair Corporation 211,552
5,542 International Seaways, Inc. 249,390
18,413 Liberty Energy, Inc. 341,009
3,115 Magnolia Oil & Gas Corporation 71,365
4,063 Marathon Oil Corporation 108,685
19,471 Marathon Petroleum Corporation 2,946,741
28,593 Matador Resources Company 1,700,712
3,774 Murphy Oil Corporation 171,151
78,562 NOV, Inc. 1,641,946
820 ONEOK, Inc. 52,013
5,483 Ovintiv, Inc. 260,826
6,356 Par Pacific Holdings, Inc.
a
228,435
1,720 Patterson-UTI Energy, Inc. 23,805
3,242 PBF Energy, Inc. 173,544
6,708 Phillips 66 805,966
18,082 Pioneer Natural Resources
Company 4,150,723
20,334 ProPetro Holding Corporation
a
216,150
9,055 RPC, Inc. 80,952
5,420 SM Energy Company 214,903
1,121 Solaris Oilfield Infrastructure, Inc. 11,950
13,054 Talos Energy, Inc.
a
214,608
156,429 TechnipFMC plc 3,181,766
6,177 U.S. Silica Holdings, Inc.
a
86,725
10,936 Viper Energy Partners, LP 304,896
5,005 Williams Companies, Inc. 168,618
Total 37,810,767
Financials (6.5%)
11,348 Allstate Corporation 1,264,281
59,843 Ally Financial, Inc. 1,596,611
4,276 Amalgamated Financial
Corporation 73,633
1,336 Amerant Bancorp, Inc. 23,300
23,958 American Express Company 3,574,294
1,098 American Financial Group, Inc. 122,614
29,381 American International Group, Inc. 1,780,489
9,481 Ameriprise Financial, Inc. 3,125,696
408 Ameris Bancorp 15,663
6,533 Annaly Capital Management, Inc. 122,886
68 Apollo Global Management, Inc. 6,104
18,212 Arch Capital Group, Ltd.
a
1,451,679
7,033 Arthur J. Gallagher & Company 1,603,032
1,922 Artisan Partners Asset
Management, Inc. 71,921
5,660 Associated Banc-Corp 96,843
535 Assurant, Inc. 76,815
1,338 Assured Guaranty, Ltd. 80,976
291 Atlantic Union Bankshares
Corporation 8,375
513 Axis Capital Holdings, Ltd. 28,918

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Financials (6.5%) - continued
208 Axos Financial, Inc.
a
$ 7,875
4,840 Banc of California, Inc. 59,919
106,571 Bank of America Corporation 2,917,914
722 Bank of Hawaii Corporation 35,876
2,818 Bank of Marin Bancorp 51,513
16,852 Bank of N.T. Butterfield & Son, Ltd. 456,352
54,432 Bank of New York Mellon
Corporation 2,321,525
1,244 Bank OZK 46,115
1,433 BankFinancial Corporation 12,352
3,393 BankUnited, Inc. 77,021
2,742 Banner Corporation 116,206
459 BayCom Corporation 8,817
2,681 BCB Bancorp, Inc. 29,866
5,977 Berkshire Hathaway, Inc.
a
2,093,743
3,103 Berkshire Hills Bancorp, Inc. 62,215
1,008 BlackRock, Inc. 651,662
2,112 Block, Inc.
a
93,477
171 BOK Financial Corporation 13,677
39,553 Bridgewater Bancshares, Inc.
a
374,962
2,698 Brighthouse Financial, Inc.
a
132,040
4,487 Brookline Bancorp, Inc. 40,877
2,075 Business First Bancshares, Inc. 38,927
10,645 Byline Bancorp, Inc. 209,813
2,182 Cadence Bank 46,302
12,090 Capital One Financial Corporation 1,173,334
12,687 Carlyle Group, Inc. 382,640
383 Cathay General Bancorp 13,313
12,123 Central Pacific Financial
Corporation 202,212
246 Central Valley Community Bancorp 3,471
27,379 Charles Schwab Corporation 1,503,107
13,961 Chubb, Ltd. 2,906,401
8,709 Cincinnati Financial Corporation 890,844
8,402 Citigroup, Inc. 345,574
10,131 Citizens Financial Group, Inc. 271,511
2,056 CNB Financial Corporation 37,234
6,885 Columbia Banking System, Inc. 139,765
33,133 Comerica, Inc. 1,376,676
1,712 Commerce Bancshares, Inc. 82,142
320 Community Bank System, Inc. 13,507
4,446 Community Trust Bancorp, Inc. 152,320
2,005 ConnectOne Bancorp, Inc. 35,749
886 CrossFirst Bankshares, Inc.
a
8,940
859 Cullen/Frost Bankers, Inc. 78,349
1,864 Customers Bancorp, Inc.
a
64,215
1,273 CVB Financial Corporation 21,094
6,760 Dime Community Bancshares, Inc. 134,930
11,057 Discover Financial Services 957,868
5,568 Eagle Bancorp, Inc. 119,434
3,167 East West Bancorp, Inc. 166,933
841 Eastern Bankshares, Inc. 10,546
4,556 Ellington Residential Mortgage
REIT 28,293
1,110 Employers Holdings, Inc. 44,344
2,082 Enova International, Inc.
a
105,911
1,926 Enterprise Financial Services
Corporation 72,225
1,095 Equity Bancshares, Inc. 26,357
668 Euronet Worldwide, Inc.
a
53,026
111 EVERTEC, Inc. 4,127
4,310 F.N.B. Corporation 46,505
5,910 FactSet Research Systems, Inc. 2,584,207
26,608 Federated Hermes, Inc. 901,213
Shares Common Stock (45.3%) Value
Financials (6.5%) - continued
3,745 Fidelity National Information
Services, Inc. $ 206,986
2,795 Fifth Third Bancorp 70,797
3,012 Financial Institutions, Inc. 50,692
1,595 First Bancorp/Puerto Rico 21,469
75 First Citizens BancShares, Inc./NC 103,507
744 First Commonwealth Financial
Corporation 9,084
200 First Financial Bancorp 3,920
1,346 First Financial Bankshares, Inc. 33,812
1,325 First Financial Corporation 44,798
6,658 First Foundation, Inc. 40,481
618 First Hawaiian, Inc. 11,155
18,605 First Horizon Corporation 205,027
1,379 First Internet Bancorp 22,354
363 First Interstate BancSystem, Inc. 9,053
1,056 First Merchants Corporation 29,378
576 First Mid-Illinois Bancshares, Inc. 15,299
2,868 First of Long Island Corporation 33,011
4,000 Fiserv, Inc.
a
451,840
203 Five Star Bancorp 4,072
1,099 FleetCor Technologies, Inc.
a
280,619
3,886 Flushing Financial Corporation 51,023
6,851 Fulton Financial Corporation 82,966
7,469 Genworth Financial, Inc.
a
43,768
11,839 Glacier Bancorp, Inc. 337,412
1,256 Global Life, Inc. 136,565
3,572 Global Payments, Inc. 412,173
2,599 Great Southern Bancorp, Inc. 124,544
2,043 Green Dot Corporation
a
28,459
13,290 Hamilton Lane, Inc. 1,201,948
789 Hancock Whitney Corporation 29,185
11,849 Hanmi Financial Corporation 192,309
1,566 Hanover Insurance Group, Inc. 173,795
4,033 Hartford Financial Services Group,
Inc. 285,980
27,994 Heartland Financial USA, Inc. 823,863
10,453 Heritage Commerce Corporation 88,537
7,580 Heritage Financial Corporation 123,630
2,334 Home BancShares, Inc. 48,874
4,565 HomeStreet, Inc.
b
35,561
3,744 Hometrust Bancshares, Inc. 81,132
24,701 Hope Bancorp, Inc. 218,604
4,488 Horizon Bancorp, Inc. 47,932
28,580 Houlihan Lokey, Inc. 3,061,490
12,003 Huntington Bancshares, Inc. 124,831
1,456 Independent Bank Corporation 71,475
3,749 Independent Bank Corporation/MI 68,757
48,371 Intercontinental Exchange, Inc. 5,321,777
315 International Bancshares
Corporation 13,652
6,668 Invesco Mortgage Capital, Inc. 66,747
14,173 Invesco, Ltd. 205,792
50,369 J.P. Morgan Chase & Company 7,304,512
612 Jack Henry & Associates, Inc. 92,498
16,713 Janus Henderson Group plc 431,530
2,293 Kearny Financial Corporation/MD 15,890
5,758 KeyCorp 61,956
17,761 Kinsale Capital Group, Inc. 7,355,363
2,513 Lazard, Ltd. 77,928
1,750 Loews Corporation 110,793
12,223 M&T Bank Corporation 1,545,598
984 Marsh & McLennan Companies,
Inc. 187,255
22,127 Mastercard, Inc. 8,760,301

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Financials (6.5%) - continued
658 Mercantile Bank Corporation $ 20,339
24,362 MetLife, Inc. 1,532,613
3,869 Metropolitan Bank Holding
Corporation
a
140,367
9,913 MFA Financial, Inc. 95,264
45,858 MGIC Investment Corporation 765,370
538 Mid Penn Bancorp, Inc. 10,830
4,274 Midland States Bancorp, Inc. 87,788
6,538 MidWestOne Financial Group, Inc. 132,918
13,754 Morgan Stanley 1,123,289
6,806 Mr. Cooper Group, Inc.
a
364,529
4,355 MSCI, Inc. 2,234,463
432 MVB Financial Corporation 9,755
24,443 Nasdaq, Inc. 1,187,685
5,806 Navient Corporation 99,979
12,763 New York Community Bancorp,
Inc. 144,732
15,780 NMI Holdings, Inc.
a
427,480
170 Northrim BanCorp, Inc. 6,735
15,618 NU Holdings, Ltd./Cayman
Islands
a
113,231
4,224 OceanFirst Financial Corporation 61,121
1,900 OFG Bancorp 56,734
3,429 Old National Bancorp 49,858
3,013 Old Republic International
Corporation 81,170
1,563 Old Second Bancorp, Inc. 21,272
8,234 OneMain Holdings, Inc. 330,101
454 Pacific Premier Bancorp, Inc. 9,879
97,688 PayPal Holdings, Inc.
a
5,710,840
892 PCB Bancorp 13,781
714 PennyMac Financial Services, Inc. 47,552
1,078 Pinnacle Financial Partners, Inc. 72,269
302 PNC Financial Services Group,
Inc. 37,077
2,539 Popular, Inc. 159,982
3,206 Premier Financial Corporation 54,694
270 PROG Holdings, Inc.
a
8,967
1,307 Prosperity Bancshares, Inc. 71,336
2,399 Provident Financial Services, Inc. 36,681
2,253 Prudential Financial, Inc. 213,787
26,675 Radian Group, Inc. 669,809
37,845 Raymond James Financial, Inc. 3,800,773
3,669 Regions Financial Corporation 63,107
51 Reinsurance Group of America,
Inc. 7,405
50,715 Rithm Capital Corporation 471,142
19,620 RLI Corporation 2,666,162
766 S&T Bancorp, Inc. 20,743
2,675 Sandy Spring Bancorp, Inc. 57,325
14,668 SEI Investments Company 883,454
1,895 Shore Bancshares, Inc. 19,935
553 Simmons First National
Corporation 9,379
414 SmartFinancial, Inc. 8,847
235 Southern First Bancshares, Inc.
a
6,331
1,077 SouthState Corporation 72,547
3,876 Synchrony Financial 118,489
4,787 Synovus Financial Corporation 133,079
1,744 T. Rowe Price Group, Inc. 182,893
1,384 Territorial Bancorp, Inc. 12,581
5,754 TPG, Inc. 173,310
13,998 Tradeweb Markets, Inc. 1,122,640
37,767 Triumph Financial, Inc.
a
2,446,924
2,774 TrustCo Bank Corporation NY 75,702
3,155 Trustmark Corporation 68,558
Shares Common Stock (45.3%) Value
Financials (6.5%) - continued
7,339 Two Harbors Investment
Corporation $ 97,168
1,311 U.S. Bancorp 43,342
748 UMB Financial Corporation 46,413
1,577 United Bankshares, Inc. 43,509
1,074 United Community Banks, Inc. 27,290
3,158 Univest Financial Corporation 54,886
11,171 Unum Group 549,501
7,380 Valley National Bancorp 63,173
5,101 Veritex Holdings, Inc. 91,563
11,074 Virtu Financial, Inc. 191,248
1,132 Visa, Inc. 260,371
14,424 Voya Financial, Inc. 958,475
2,173 W.R. Berkley Corporation 137,964
548 Walker & Dunlop, Inc. 40,684
3,052 Washington Federal, Inc. 78,192
104 Webster Financial Corporation 4,192
93,391 Wells Fargo & Company 3,815,956
1,600 Westamerica Bancorporation 69,200
67,773 Western Alliance Bancorp 3,115,525
45,226 Western Union Company 596,079
845 WEX, Inc.
a
158,936
132 Willis Towers Watson plc 27,583
829 Wintrust Financial Corporation 62,590
251 WSFS Financial Corporation 9,162
25,149 Zions Bancorp NA 877,449
Total 121,121,306
Health Care (6.1%)
17,235 Abbott Laboratories 1,669,210
824 ACADIA Pharmaceuticals, Inc.
a
17,172
8,898 Agilent Technologies, Inc. 994,974
1,741 Agiliti, Inc.
a
11,299
2,182 Agios Pharmaceuticals, Inc.
a
54,005
4,787 Aldeyra Therapeutics, Inc.
a
31,977
3,766 Align Technology, Inc.
a
1,149,835
15,444 Alkermes plc
a
432,586
150 Alnylam Pharmaceuticals, Inc.
a
26,565
11,354 Amgen, Inc. 3,051,501
3,315 Amicus Therapeutics, Inc.
a
40,310
1,413 Amphastar Pharmaceuticals, Inc.
a
64,984
1,444 Anika Therapeutics, Inc.
a
26,902
6,569 Apellis Pharmaceuticals, Inc.
a
249,885
5,160 Argenx SE ADR
a
2,536,811
8,595 Ascendis Pharma AS ADR
a
804,836
13,418 AstraZeneca plc ADR 908,667
1,544 Avanos Medical, Inc.
a
31,220
106,381 Avantor, Inc.
a
2,242,512
7,672 Azenta, Inc.
a
385,058
25,219 Baxter International, Inc. 951,765
6,751 Biogen, Inc.
a
1,735,075
205 BioMarin Pharmaceutical, Inc.
a
18,138
262 Bio-Rad Laboratories, Inc.
a
93,914
29,588 Bio-Techne Corporation 2,014,055
416 Blueprint Medicines Corporation
a
20,892
1,268 Bruker Corporation 78,996
1,270 Cardinal Health, Inc. 110,261
554 Cencora, Inc. 99,703
14,593 Centene Corporation
a
1,005,166
1,750 Charles River Laboratories
International, Inc.
a
342,965
7,799 Cigna Group 2,231,060
2,569 Codexis, Inc.
a
4,855
3,829 Community Health Systems, Inc.
a
11,104
3,911 Cooper Companies, Inc. 1,243,737

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Health Care (6.1%) - continued
20,369 CVS Health Corporation $ 1,422,164
20,174 Danaher Corporation 5,005,169
4,212 Deciphera Pharmaceuticals, Inc.
a
53,577
21,636 Dentsply Sirona, Inc. 739,086
13,821 Dexcom, Inc.
a
1,289,499
8,749 Dynavax Technologies
Corporation
a
129,223
25,818 Edwards Lifesciences Corporation
a
1,788,671
66,679 Elanco Animal Health, Inc.
a
749,472
5,291 Elevance Health, Inc. 2,303,807
809 Eli Lilly & Company 434,538
830 Enanta Pharmaceuticals, Inc.
a
9,271
45,324 Enovis Corporation
a
2,389,935
4,501 Exelixis, Inc.
a
98,347
28,678 Gilead Sciences, Inc. 2,149,129
3,516 Globus Medical, Inc.
a
174,569
4,454 GoodRx Holdings, Inc.
a
25,076
47,740 Halozyme Therapeutics, Inc.
a
1,823,668
5,732 HCA Healthcare, Inc. 1,409,957
5,805 Hologic, Inc.
a
402,867
3,861 ICON plc
a
950,771
120 IDEXX Laboratories, Inc.
a
52,472
16,100 Immunocore Holdings plc ADR
a
835,590
28,730 Inmode, Ltd.
a
875,116
3,862 Inspire Medical Systems, Inc.
a
766,375
11,215 Intuitive Surgical, Inc.
a
3,278,032
894 IQVIA Holding, Inc.
a
175,895
1,832 Jazz Pharmaceuticals, Inc.
a
237,134
15,034 Johnson & Johnson 2,341,546
257 Kiniksa Pharmaceuticals, Ltd.
a
4,464
1,914 Kura Oncology, Inc.
a
17,456
18,923 Laboratory Corporation of America
Holdings 3,804,469
25,389 Lantheus Holdings, Inc.
a
1,764,028
62 Ligand Pharmaceuticals, Inc.
a
3,715
890 LivaNova plc
a
47,063
244,672 Maravai LifeSciences Holdings,
Inc.
a
2,446,720
288 Masimo Corporation
a
25,252
29 Medpace Holdings, Inc.
a
7,022
53,368 Medtronic plc 4,181,917
41,719 Merck & Company, Inc. 4,294,971
8,617 Molina Healthcare, Inc.
a
2,825,428
2,012 Myriad Genetics, Inc.
a
32,273
10,387 Natera, Inc.
a
459,625
1,844 National HealthCare Corporation 117,979
31,394 Novo Nordisk AS ADR
a
2,854,970
1,929 OraSure Technologies, Inc.
a
11,439
2,404 Pacira Pharmaceuticals, Inc.
a
73,755
2,575 Pediatrix Medical Group, Inc.
a
32,728
55,965 Pfizer, Inc. 1,856,359
34,583 Phreesia, Inc.
a
646,010
52,131 Point Biopharma Global, Inc.
a
347,714
85,053 Progyny, Inc.
a
2,893,503
2,743 Qiagen NV
a
111,092
5,744 QuidelOrtho Corporation
a
419,542
78,221 R1 RCM, Inc.
a
1,178,791
13,011 Repligen Corporation
a
2,068,879
3,424 Revance Therapeutics, Inc.
a
39,273
3,990 Rocket Pharmaceuticals, Inc.
a
81,755
1,922 Royalty Pharma plc 52,163
10,133 Sarepta Therapeutics, Inc.
a
1,228,322
69,650 scPharmaceuticals, Inc.
a
495,908
1,811 Sensus Healthcare, Inc.
a
5,016
5,981 ShockWave Medical, Inc.
a
1,190,817
Shares Common Stock (45.3%) Value
Health Care (6.1%) - continued
744 Teleflex, Inc. $ 146,129
3,265 TG Therapeutics, Inc.
a
27,295
3,275 Thermo Fisher Scientific, Inc. 1,657,707
14,879 UnitedHealth Group, Inc. 7,501,843
1,521 Vanda Pharmaceuticals, Inc.
a
6,571
8,966 Veeva Systems, Inc.
a
1,824,133
5,631 Veracyte, Inc.
a
125,740
33,914 Vericel Corporation
a
1,136,797
1,118 Vertex Pharmaceuticals, Inc.
a
388,773
49,083 Viemed Healthcare, Inc.
a
330,329
10,002 Vor BioPharma, Inc.
a,b
21,204
3,024 Waters Corporation
a
829,211
1,128 West Pharmaceutical Services,
Inc. 423,237
1,471 Zentalis Pharmaceuticals, Inc.
a
29,508
13,443 Zimmer Biomet Holdings, Inc. 1,508,573
34,220 Zoetis, Inc. 5,953,596
Total 114,134,015
Industrials (6.0%)
2,774 A.O. Smith Corporation 183,445
1,062 Acuity Brands, Inc. 180,869
22,044 Advanced Drainage Systems, Inc. 2,509,269
4,016 AGCO Corporation 475,013
33,307 Air Lease Corporation 1,312,629
9,710 Alaska Air Group, Inc.
a
360,047
490 American Woodmark Corporation
a
37,049
10,835 AMETEK, Inc. 1,600,980
398 Apogee Enterprises, Inc. 18,738
4,254 Armstrong World Industries, Inc. 306,288
40,496 ASGN, Inc.
a
3,307,713
5,640 Automatic Data Processing, Inc. 1,356,871
2,658 Axon Enterprise, Inc.
a
528,915
1,638 AZZ, Inc. 74,660
81,157 Badger Infrastructure Solutions,
Ltd. 2,072,767
20,012 Barnes Group, Inc. 679,808
9,569 Beacon Roofing Supply, Inc.
a
738,440
1,214 Boise Cascade Company 125,091
2,988 Builders FirstSource, Inc.
a
371,976
8,377 Carlisle Companies, Inc. 2,171,821
529 Caterpillar, Inc. 144,417
12,256 Chart Industries, Inc.
a
2,072,735
10,974 Cimpress plc
a
768,290
795 Cintas Corporation 382,403
107,043 CNH Industrial NV 1,295,220
141 Columbus McKinnon Corporation 4,922
9,684 Conduent Incorporated
a
33,700
1,074 CSW Industrials, Inc. 188,208
78,740 CSX Corporation 2,421,255
5,976 Cummins, Inc. 1,365,277
6,513 Curtiss-Wright Corporation 1,274,138
1,058 Daseke, Inc.
a
5,428
1,988 Deere & Company 750,231
42,258 Delta Air Lines, Inc. 1,563,546
2,061 Donaldson Company, Inc. 122,918
32 Dover Corporation 4,464
2,933 EMCOR Group, Inc. 617,074
239 Equifax, Inc. 43,780
99,401 ExlService Holdings, Inc.
a
2,787,204
1,880 Expeditors International of
Washington, Inc. 215,504
74,920 Fastenal Company 4,093,629
8,622 Ferguson plc 1,418,060
51,846 First Advantage Corporation 714,956

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Industrials (6.0%) - continued
29,697 Flowserve Corporation $ 1,181,050
20,179 Fluor Corporation
a
740,569
550 Forrester Research, Inc.
a
15,895
3,504 Fortune Brands Innovations, Inc. 217,809
1,870 Gates Industrial Corporation plc
a
21,711
9,261 General Dynamics Corporation 2,046,403
2,122 Gibraltar Industries, Inc.
a
143,256
61 GMS, Inc.
a
3,902
338 Gorman-Rupp Company 11,120
15,265 Greenbrier Companies, Inc. 610,600
672 Griffon Corporation 26,658
154 Heidrick & Struggles International,
Inc. 3,853
31,976 Helios Technologies, Inc. 1,774,029
1,233 Herc Holdings, Inc. 146,653
3,926 Hillman Solutions Corporation
a
32,390
6,671 Honeywell International, Inc. 1,232,401
102,701 Howmet Aerospace, Inc. 4,749,921
1,300 Hubbell, Inc. 407,433
1,681 IDEX Corporation 349,682
732 Ingersoll Rand, Inc. 46,643
1,828 Interface, Inc. 17,933
170,115 Janus International Group, Inc.
a
1,820,231
5,118 JB Hunt Transport Services, Inc. 964,845
9,636 JetBlue Airways Corporation
a
44,326
16,541 Johnson Controls International plc 880,147
3,167 Kennametal, Inc. 78,795
9,466 L3Harris Technologies, Inc. 1,648,220
10,058 Lincoln Electric Holdings, Inc. 1,828,444
11,726 ManpowerGroup, Inc. 859,750
9,978 Masco Corporation 533,324
50,943 Masterbrand, Inc.
a
618,957
1,233 Matson, Inc. 109,392
11,192 Maximus, Inc. 835,819
17,775 Middleby Corporation
a
2,275,200
15,583 Miller Industries, Inc. 611,009
4,404 Moog, Inc. 497,476
1,803 MSC Industrial Direct Company,
Inc. 176,964
440 MYR Group, Inc.
a
59,294
138 National Presto Industries, Inc. 9,999
6,635 Northrop Grumman Corporation 2,920,661
4,224 nVent Electric plc 223,830
7,005 Old Dominion Freight Line, Inc. 2,866,026
14,904 Oshkosh Corporation 1,422,289
1,805 Otis Worldwide Corporation 144,960
12,102 Owens Corning, Inc. 1,650,834
8,113 PACCAR, Inc. 689,767
10,226 Parker-Hannifin Corporation 3,983,232
673 Paycom Software, Inc. 174,489
749 Paylocity Holding Corporation
a
136,093
21,924 Pentair plc 1,419,579
4,264 Quanta Services, Inc. 797,666
41,043 RB Global, Inc. 2,565,188
10,363 Regal Rexnord Corporation 1,480,665
2,409 Republic Services, Inc. 343,307
1,883 Resideo Technologies, Inc.
a
29,751
5,085 Saia, Inc.
a
2,027,135
30,268 Schneider National, Inc. 838,121
10,553 Simpson Manufacturing Company,
Inc. 1,580,945
4,113 SiteOne Landscape Supply, Inc.
a
672,270
4,326 SkyWest, Inc.
a
181,432
184 Snap-On, Inc. 46,931
11,406 Southwest Airlines Company 308,760
Shares Common Stock (45.3%) Value
Industrials (6.0%) - continued
2,922 Standex International Corporation $ 425,706
529 Sterling Construction Company,
Inc.
a
38,871
9,591 Tennant Company 711,173
2,791 Terex Corporation 160,817
4,450 Textron, Inc. 347,723
24,013 Timken Company 1,764,715
1,562 Titan International, Inc.
a
20,978
1,455 Titan Machinery, Inc.
a
38,674
2,628 Trane Technologies plc 533,247
20,046 TransUnion 1,439,102
2,455 Trex Company, Inc.
a
151,302
88,329 Uber Technologies, Inc.
a
4,062,251
32 UniFirst Corporation/MA 5,216
14,519 United Parcel Service, Inc. 2,263,077
6,778 United Rentals, Inc. 3,013,295
373 Valmont Industries, Inc. 89,598
2,041 Vertiv Holdings Company 75,925
3,102 Wabash National Corporation 65,514
45,846 WillScot Mobile Mini Holdings
Corporation
a
1,906,735
Total 111,949,701
Information Technology (10.3%)
7,856 8x8, Inc.
a
19,797
11,135 Adobe, Inc.
a
5,677,736
41,884 Advanced Micro Devices, Inc.
a
4,306,513
1,399 Alarm.com Holdings, Inc.
a
85,535
1,005 Alpha and Omega Semiconductor,
Ltd.
a
29,989
489 American Software, Inc. 5,604
3,096 Amkor Technology, Inc. 69,970
28,964 Amphenol Corporation 2,432,686
2,269 ANSYS, Inc.
a
675,141
97,370 Apple, Inc. 16,670,718
22,720 Applied Materials, Inc. 3,145,584
7,439 Arista Networks, Inc.
a
1,368,255
3,816 Autodesk, Inc.
a
789,569
215 Broadcom, Inc. 178,575
67,286 Calix, Inc.
a
3,084,390
546 CDW Corporation 110,161
24,867 Ciena Corporation
a
1,175,214
191,452 Cisco Systems, Inc. 10,292,459
29,593 Cognex Corporation 1,255,927
163 Cognizant Technology Solutions
Corporation 11,042
18,372 Cohu, Inc.
a
632,732
9,683 CommScope Holding Company,
Inc.
a
32,535
65 CommVault Systems, Inc.
a
4,395
1,155 Corning, Inc. 35,193
9,355 Crane NXT Company 519,857
2,214 Datadog, Inc.
a
201,673
17,854 Descartes Systems Group, Inc.
a
1,310,126
2,726 DocuSign, Inc.
a
114,492
4,643 Dolby Laboratories, Inc. 368,004
73,507 Dropbox, Inc.
a
2,001,596
26,986 Dynatrace Holdings, LLC
a
1,261,056
757 Elastic NV
a
61,499
4,044 Enphase Energy, Inc.
a
485,887
11,508 Entegris, Inc. 1,080,716
4,537 EPAM Systems, Inc.
a
1,160,066
314 F5, Inc.
a
50,598
38 Fair Isaac Corporation
a
33,004
8,833 Five9, Inc.
a
567,962

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Information Technology (10.3%) - continued
24,974 Flex, Ltd.
a
$ 673,799
4,142 FormFactor, Inc.
a
144,721
29,762 Fortinet, Inc.
a
1,746,434
19 Gartner, Inc.
a
6,529
40,833 Gilat Satellite Networks, Ltd.
a
262,556
994 GoDaddy, Inc.
a
74,033
80,001 Grid Dynamics Holdings, Inc.
a
974,412
40,478 Guidewire Software, Inc.
a
3,643,020
46,413 Hackett Group, Inc. 1,094,883
16,431 Hewlett Packard Enterprise
Company 285,406
155 HP, Inc. 3,983
2,701 HubSpot, Inc.
a
1,330,242
2,149 Insight Enterprises, Inc.
a
312,679
1,829 IPG Photonics Corporation
a
185,717
1,278 JFrog, Ltd.
a
32,410
12,757 Juniper Networks, Inc. 354,517
3,183 Keysight Technologies, Inc.
a
421,143
1,504 KLA Corporation 689,825
43,526 Knowles Corporation
a
644,620
5,909 Kyndryl Holdings, Inc.
a
89,226
2,064 Lam Research Corporation 1,293,653
32,380 Lattice Semiconductor
Corporation
a
2,782,413
5,336 Littelfuse, Inc. 1,319,699
4,108 LiveRamp Holding, Inc.
a
118,475
5,571 Marvell Technology, Inc. 301,558
1,771 MaxLinear, Inc.
a
39,405
5,577 Microchip Technology, Inc. 435,285
104,936 Microsoft Corporation 33,133,542
1,872 MKS Instruments, Inc. 162,003
3,872 Monolithic Power Systems, Inc. 1,788,864
266 Motorola Solutions, Inc. 72,416
2,373 NCR Corporation
a
64,000
2,224 NetApp, Inc. 168,757
3,812 NICE, Ltd. ADR
a
648,040
13,263 Nova, Ltd.
a
1,491,292
37,788 NVIDIA Corporation 16,437,402
9,725 ON Semiconductor Corporation
a
903,939
156 OSI Systems, Inc.
a
18,414
32,523 PagerDuty, Inc.
a
731,442
10,468 Palo Alto Networks, Inc.
a
2,454,118
13,696 PDF Solutions, Inc.
a
443,750
9,603 Plexus Corporation
a
892,887
11,939 PTC, Inc.
a
1,691,517
4,976 Q2 Holdings, Inc.
a
160,575
1,531 Qorvo, Inc.
a
146,165
68,313 QUALCOMM, Inc. 7,586,842
5,126 Rackspace Technology, Inc.
a,b
12,046
1,529 Rapid7, Inc.
a
69,998
2,074 RingCentral, Inc.
a
61,453
824 Roper Industries, Inc. 399,047
28,646 Salesforce, Inc.
a
5,808,836
55,471 Samsung Electronics Company,
Ltd. 2,804,288
529 Sanmina Corporation
a
28,714
10,668 ServiceNow, Inc.
a
5,962,985
8,947 Silicon Laboratories, Inc.
a
1,036,868
3,536 Skyworks Solutions, Inc. 348,614
3,427 SolarWinds Corporation
a
32,351
1,585 Sprinklr, Inc.
a
21,936
75,762 Sprout Social, Inc.
a
3,779,009
3,904 SPS Commerce, Inc.
a
666,061
5,132 Synopsys, Inc.
a
2,355,434
10,711 TE Connectivity, Ltd. 1,323,130
Shares Common Stock (45.3%) Value
Information Technology (10.3%) - continued
388 Teledyne Technologies, Inc.
a
$ 158,529
3,071 Teradata Corporation
a
138,256
95 Teradyne, Inc. 9,544
16,590 Texas Instruments, Inc. 2,637,976
11,266 Trimble, Inc.
a
606,787
185,257 TTM Technologies, Inc.
a
2,386,110
11,356 Tyler Technologies, Inc.
a
4,385,006
10,039 Unisys Corporation
a
34,635
5,548 Universal Display Corporation 870,981
4,023 Upland Software, Inc.
a
18,586
54,074 Varonis Systems, Inc.
a
1,651,420
1,949 Verint Systems, Inc.
a
44,807
6,275 VeriSign, Inc.
a
1,270,876
6,761 Viavi Solutions, Inc.
a
61,796
7,261 Vishay Intertechnology, Inc. 179,492
7,839 Vontier Corporation 242,382
26,899 Wolfspeed, Inc.
a
1,024,852
23,789 Workiva, Inc.
a
2,410,777
1,377 Xerox Holdings Corporation 21,605
5,803 Yext, Inc.
a
36,733
2,371 Zoom Video Communications,
Inc.
a
165,828
Total 192,630,612
Materials (1.4%)
803 Albemarle Corporation 136,542
14,931 Alcoa Corporation 433,895
418 AptarGroup, Inc. 52,267
53,573 Axalta Coating Systems, Ltd.
a
1,441,114
18,601 Ball Corporation 925,958
4,670 Berry Plastics Group, Inc. 289,120
9,175 Carpenter Technology Corporation 616,652
4,469 Celanese Corporation 560,949
23,922 CF Industries Holdings, Inc. 2,051,072
13,571 Cleveland-Cliffs, Inc.
a
212,115
4,983 Commercial Metals Company 246,210
3,126 Eagle Materials, Inc. 520,542
16,053 Eastman Chemical Company 1,231,586
114 Hawkins, Inc. 6,709
5,778 Huntsman Corporation 140,983
16,407 Ingevity Corporation
a
781,137
2,718 Innospec, Inc. 277,780
53,107 Ivanhoe Mines, Ltd.
a
455,119
671 Kaiser Aluminum Corporation 50,499
2,243 Linde plc 835,181
2,998 LSB Industries, Inc.
a
30,670
391 LyondellBasell Industries NV 37,028
2,915 Martin Marietta Materials, Inc. 1,196,549
811 Myers Industries, Inc. 14,541
6,042 Newmont Corporation 223,252
28,099 Nucor Corporation 4,393,279
3,865 O-I Glass, Inc.
a
64,661
2,141 Orion SA 45,560
10,301 PPG Industries, Inc. 1,337,070
174,392 Ranpak Holdings Corporation
a
948,693
478 Reliance Steel & Aluminum
Company 125,346
17,172 RPM International, Inc. 1,628,077
1,483 Ryerson Holding Corporation 43,140
2,048 Schnitzer Steel Industries, Inc. 57,037
12,529 Steel Dynamics, Inc. 1,343,359
26,467 Summit Materials, Inc.
a
824,182
5,096 SunCoke Energy, Inc. 51,724
1,888 TimkenSteel Corporation
a
41,007
700 TriMas Corporation 17,332

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (45.3%) Value
Materials (1.4%) - continued
1,008 Trinseo plc $ 8,235
110,314 Tronox Holdings plc 1,482,620
4,906 United States Lime & Minerals, Inc. 986,106
16,943 United States Steel Corporation 550,309
2,086 Vulcan Materials Company 421,414
Total 27,136,621
Real Estate (1.5%)
42,583 Agree Realty Corporation 2,352,285
6,745 Alexandria Real Estate Equities,
Inc. 675,174
8,184 Apartment Income REIT
Corporation 251,249
10,157 AvalonBay Communities, Inc. 1,744,363
6,738 Camden Property Trust 637,280
1,775 CareTrust REIT, Inc. 36,387
20,836 CBRE Group, Inc.
a
1,538,947
1,560 Centerspace 94,006
3,342 Chatham Lodging Trust 31,983
11,352 Compass, Inc.
a
32,921
19,456 CubeSmart 741,857
91,448 Cushman and Wakefield plc
a
696,834
618 EastGroup Properties, Inc. 102,916
10,234 Elme Communities 139,592
8,019 EPR Properties 333,109
27,058 Equity Commonwealth 497,055
11,235 Equity Residential 659,607
4,683 Essential Properties Realty Trust,
Inc. 101,293
938 Essex Property Trust, Inc. 198,940
4,454 Extra Space Storage, Inc. 541,517
6,447 First Industrial Realty Trust, Inc. 306,813
7,056 FirstService Corporation 1,026,930
10,755 Four Corners Property Trust, Inc. 238,653
2,363 Getty Realty Corporation 65,526
83,725 Healthcare Realty Trust, Inc. 1,278,481
88,686 Host Hotels & Resorts, Inc. 1,425,184
1,396 Howard Hughes Holdings, Inc.
a
103,485
58,326 Independence Realty Trust, Inc. 820,647
2,247 Kennedy-Wilson Holdings, Inc. 33,121
843 LTC Properties, Inc. 27,086
26,830 LXP Industrial Trust 238,787
6,659 Mid-America Apartment
Communities, Inc. 856,680
30,011 National Storage Affiliates Trust 952,549
9,115 NetSTREIT Corporation 142,012
6,966 NNN REIT, Inc. 246,178
8,487 Pebblebrook Hotel Trust 115,338
4,180 Public Storage 1,101,514
3,875 Realty Income Corporation 193,518
11,515 Regency Centers Corporation 684,452
15,149 Rexford Industrial Realty, Inc. 747,603
788 RMR Group, Inc. 19,322
11,216 Sabra Health Care REIT, Inc. 156,351
22,234 SBA Communications Corporation 4,450,580
20,682 Service Properties Trust 159,045
1,617 Terreno Realty Corporation 91,846
31,536 UDR, Inc. 1,124,889
2,373 Welltower, Inc. 194,396
Total 28,208,301
Utilities (0.9%)
2,296 AES Corporation 34,899
15,644 Alliant Energy Corporation 757,952
Shares Common Stock (45.3%) Value
Utilities (0.9%) - continued
19,489 American Electric Power
Company, Inc. $ 1,465,963
1,578 Artesian Resources Corporation 66,260
894 Avista Corporation 28,939
13,771 Black Hills Corporation 696,675
20,144 CenterPoint Energy, Inc. 540,866
274 Clearway Energy, Inc. 5,458
22,421 Constellation Energy Corporation 2,445,683
19,448 Duke Energy Corporation 1,716,480
2,861 Edison International 181,073
16,819 Entergy Corporation 1,555,757
17,598 Evergy, Inc. 892,219
461 NextEra Energy Partners, LP
b
13,692
108,184 NiSource, Inc. 2,669,981
15,552 NorthWestern Corporation 747,429
27,485 OGE Energy Corporation 916,075
4,606 Pinnacle West Capital Corporation 339,370
18,449 Portland General Electric
Company 746,815
21,421 Public Service Enterprise Group,
Inc. 1,219,069
7,027 Spire, Inc. 397,588
23,507 UGI Corporation 540,661
Total 17,978,904
Total Common Stock
(cost $689,128,893) 849,039,284
Shares
Registered Investment
Companies ( 38.1% ) Value
U.S. Affiliated  (37.5%)
4,913,436 Thrivent Core Emerging Markets
Equity Fund 40,879,785
5,012,855 Thrivent Core International Equity
Fund 47,271,221
3,042,204 Thrivent Core Low Volatility Equity
Fund 34,072,682
5,841,591 Thrivent Core Mid Cap Value Fund 56,721,847
2,396,366 Thrivent Core Small Cap Value
Fund 21,567,292
5,783,104 Thrivent Global Stock Portfolio 71,357,137
504,898 Thrivent High Yield Portfolio 2,012,017
120,903 Thrivent Income Portfolio 1,001,172
15,478,233 Thrivent International Allocation
Portfolio 132,382,232
895,006 Thrivent International Index
Portfolio 10,740,336
4,816,135 Thrivent Large Cap Value Portfolio 95,973,533
222,818 Thrivent Limited Maturity Bond
Portfolio 2,094,106
6,385,277 Thrivent Mid Cap Stock Portfolio 115,108,025
4,365,662 Thrivent Small Cap Stock Portfolio 69,643,229
Total 700,824,614
U.S. Unaffiliated  (0.6%)
12,875 Communication Services Select
Sector SPDR Fund 844,214
2,144 Invesco QQQ Trust Series 1
b
768,131
4,459 iShares Biotechnology ETF 545,291
17,250 SPDR S&P 500 ETF Trust 7,374,030
28,180 SPDR S&P Biotech ETF 2,057,704

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (38.1%) Value
U.S. Unaffiliated  (0.6%)- continued
1,977 SPDR S&P Oil & Gas Exploration
ETF $ 292,418
Total 11,881,788
Total Registered Investment
Companies (cost $695,536,315) 712,706,402
Principal
Amount Long-Term Fixed Income ( 4.9% ) Value
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
153,394
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
241,276
1,100,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
983,907
275,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
c,d
256,304
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
250,000
4.500%,  11/25/2033, Ser.
K159, Class A2 235,210
250,000
4.500%,  12/25/2033, Ser.
K160, Class A2 234,137
Total 2,104,228
Mortgage-Backed Securities (2.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,034,550 2.500%,  5/1/2051 825,624
490,648 3.500%,  5/1/2052 422,513
481,791 4.000%,  5/1/2052 432,399
801,457 3.500%,  6/1/2052 690,663
148,519 5.000%,  7/1/2053 140,588
1,067,862 5.500%,  7/1/2053 1,036,100
1,850,000 5.500%,  9/1/2053 1,794,966
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
236,355 2.500%,  7/1/2030 215,440
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
648,495 3.000%,  8/1/2038 575,906
562,685 3.500%,  5/1/2040 499,875
516,973 2.500%,  4/1/2042 425,230
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,044,668 3.000%,  1/1/2052 869,684
160,200 2.000%,  2/1/2051 122,700
104,163 2.000%,  2/1/2051 79,657
538,345 2.500%,  2/1/2051 430,521
757,557 2.500%,  2/1/2051 607,047
1,353,751 2.000%,  3/1/2051 1,034,629
1,081,742 3.000%,  3/1/2052 897,099
643,969 3.000%,  4/1/2051 534,636
653,333 3.000%,  5/1/2050 546,652
Principal
Amount Long-Term Fixed Income (4.9%) Value
Mortgage-Backed Securities (2.6%) - continued
$ 215,306 2.000%,  5/1/2051 $ 164,204
518,677 3.000%,  5/1/2051 436,051
425,033 3.000%,  6/1/2050 359,024
124,514 5.000%,  6/1/2053 118,058
815,579 2.500%,  7/1/2051 651,051
357,696 3.500%,  7/1/2051 312,775
367,046 3.500%,  8/1/2050 321,289
181,332 3.500%,  9/1/2052 156,786
2,622,151 4.500%,  9/1/2053 2,410,354
785,678 4.000%,  10/1/2052 701,775
1,000,000 7.000%,  10/1/2053
e
1,020,742
214,768 2.000%,  11/1/2051 163,991
867,916 2.000%,  12/1/2050 664,775
892,053 2.500%,  12/1/2051 712,806
429,643 4.500%,  12/1/2052 396,229
6,200,000 5.500%,  10/1/2041
e
5,991,477
8,200,000 6.000%,  10/1/2041
e
8,092,375
3,460,000 4.000%,  10/1/2048
e
3,080,211
4,440,000 4.500%,  10/1/2048
e
4,076,475
6,700,000 5.000%,  10/1/2048
e
6,321,031
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
548,337 2.500%,  3/1/2062 420,825
193,732 3.500%,  7/1/2061 164,772
395,644 4.000%,  12/1/2061 352,363
Total 49,271,368
U.S. Government & Agencies (2.2%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 984,723
2,950,000 4.000%,  11/15/2052 2,614,668
170,000 5.250%,  11/15/2028 174,562
3,030,000 1.375%,  11/15/2040 1,793,263
120,000 3.000%,  5/15/2042 91,833
2,413,000 2.500%,  5/15/2046 1,616,239
U.S. Treasury Notes
5,800,000 3.000%,  6/30/2024 5,694,422
500,000 2.125%,  7/31/2024 486,367
2,330,000 2.250%,  11/15/2024 2,250,816
2,040,000 2.125%,  11/30/2024 1,965,412
640,000 2.625%,  1/31/2026 607,475
3,330,000 2.500%,  2/28/2026 3,148,671
920,000 2.250%,  11/15/2027 836,697
300,000 0.750%,  1/31/2028 254,367
900,000 3.500%,  1/31/2028 858,902
1,700,000 3.625%,  3/31/2028 1,629,742
5,000,000 2.875%,  5/15/2028 4,633,594
3,900,000 4.375%,  8/31/2028 3,861,305
125,000 0.875%,  11/15/2030 97,246
90,000 1.375%,  11/15/2031 70,545
2,500,000 2.875%,  5/15/2032 2,194,434
5,100,000 3.375%,  5/15/2033 4,625,063
Total 40,490,346
Total Long-Term Fixed Income
(cost $98,947,750) 91,865,942

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
1,046,785 Thrivent Cash Management Trust $ 1,046,785
Total Collateral Held for
Securities Loaned
(cost $1,046,785) 1,046,785
Shares or
Principal
Amount Short-Term Investments ( 12.4% ) Value
Federal Home Loan Bank Discount
Notes
1,700,000 5.270%, 10/25/2023
f,g
1,694,441
300,000 5.275%, 11/10/2023
f,g
298,337
2,500,000 5.285%, 11/15/2023
f,g
2,484,371
400,000 5.298%, 11/17/2023
f,g
397,386
3,100,000 5.300%, 12/6/2023
f,g
3,071,334
1,500,000 5.305%, 12/13/2023
f,g
1,484,643
8,700,000 5.315%, 12/15/2023
f,g
8,608,469
Thrivent Core Short-Term Reserve
Fund
21,337,459 5.650% 213,374,590
Total Short-Term Investments
(cost $231,320,695) 231,413,571
Total Investments (cost
$1,715,980,438) 100.7% $1,886,071,984
Other Assets and Liabilities, Net
(0.7%) (13,390,310)
Total Net Assets 100.0% $1,872,681,674
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 1,024,503
Total lending $1,024,503
Gross amount payable upon return of
collateral for securities loaned $1,046,785
Net amounts due to counterparty $22,282
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 59,590,608 59,590,608 – –
Consumer Discretionary 96,098,280 96,098,280 – –
Consumer Staples 42,380,169 42,380,169 – –
Energy 37,810,767 37,810,767 – –
Financials 121,121,306 121,121,306 – –
Health Care 114,134,015 114,134,015 – –
Industrials 111,949,701 109,876,934 2,072,767 –
Information Technology 192,630,612 189,826,324 2,804,288 –
Materials 27,136,621 26,681,502 455,119 –
Real Estate 28,208,301 28,208,301 – –
Utilities 17,978,904 17,978,904 – –
Registered Investment Companies
U.S. Affiliated 500,311,787 500,311,787 – –
U.S. Unaffiliated 11,881,788 11,881,788 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 2,104,228 – 2,104,228 –
Mortgage-Backed Securities 49,271,368 – 49,271,368 –
U.S. Government & Agencies 40,490,346 – 40,490,346 –
Short-Term Investments 18,038,981 – 18,038,981 –
Subtotal Investments in Securities $1,471,137,782 $1,355,900,685 $115,237,097 $–
Other Investments  * Total
Affiliated Short-Term Investments 213,374,590
U.S. Affiliated Registered Investment Cos. 200,512,827
Collateral Held for Securities Loaned 1,046,785
Subtotal Other Investments $414,934,202
Total Investments at Value $1,886,071,984
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,304,555 8,304,555 – –
Total Asset Derivatives $8,304,555 $8,304,555 $– $–
Liability Derivatives
Futures Contracts 15,423,475 15,423,475 – –
Total Liability Derivatives $15,423,475 $15,423,475 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$18,038,981 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 33 December 2023 $ 3,641,951 ( $ 75,888)
CBOT 2-Yr. U.S. Treasury Note 5 December 2023 1,018,060 (4,505)
CBOT 5-Yr. U.S. Treasury Note 5 December 2023 532,543 (5,747)
CBOT U.S. Long Bond 4 December 2023 481,554 (26,428)
CME E-mini S&P 500 Index 1,698 December 2023 381,840,955 (14,606,005)
CME Ultra Long Term U.S. Treasury Bond 9 December 2023 1,150,690 (82,503)
ICE mini MSCI EAFE Index 213 December 2023 22,364,374 (622,399)
Total Futures Long Contracts $ 411,030,127 ( $ 15,423,475)
CME E-mini Russell 2000 Index (435) December 2023 ( $ 40,819,504) $ 1,699,954
CME E-mini S&P Mid-Cap 400 Index (659) December 2023 (171,655,266) 5,560,906
CME Euro Foreign Exchange Currency (135) December 2023 (18,153,731) 245,137
Eurex Euro STOXX 50 Index (399) December 2023 (17,954,280) 287,504
ICE US mini MSCI Emerging Markets Index (425) December 2023 (20,815,429) 511,054
Total Futures Short Contracts ( $ 269,398,210) $8,304,555
Total Futures Contracts $ 141,631,917 ($7,118,920)

Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,897 $– $– $40,880 4,913 2.2%
Core International Equity 43,762 – – 47,271 5,013 2.5
Core Low Volatility Equity 72,741 – 40,000 34,073 3,042 1.8
Core Mid Cap Value – 54,990 – 56,722 5,842 3.0
Core Small Cap Value 21,903 – – 21,568 2,396 1.2
Global Stock 65,070 895 – 71,357 5,783 3.8
High Yield 9,654 406 8,200 2,012 505 0.1
Income 5,200 149 4,320 1,001 121 0.1
International Allocation 124,296 3,545 – 132,382 15,478 7.1
International Index 10,104 229 – 10,740 895 0.6
Large Cap Value 93,781 6,542 – 95,974 4,816 5.1
Limited Maturity Bond 9,991 216 8,200 2,094 223 0.1
Mid Cap Stock 109,957 6,197 – 115,108 6,385 6.2
Small Cap Stock 68,888 9,673 – 69,643 4,366 3.7
Total U.S. Affiliated Registered Investment
Companies 675,244 700,825 37.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 240,088 218,636 245,349 213,375 21,337 11.4
Total Affiliated Short-Term Investments 240,088 213,375 11.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 720 98,696 98,369 1,047 1,047 <0.1
Total Collateral Held for Securities Loaned 720 1,047 <0.1
Total Value $916,052 $915,247
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $983 $ – $–
Core International Equity – 3,509 – –
Core Low Volatility Equity 1,544 (212) – –
Core Mid Cap Value Fund – 1,732 – –
Core Small Cap Value Fund – (335) – –
Global Stock – 5,392 – 894
High Yield (1,586) 1,738 – 406
Income (905) 877 – 149
International Allocation – 4,541 – 3,545
International Index – 407 – 228
Large Cap Value – (4,349) 4,868 1,673
Limited Maturity Bond (385) 472 – 217
Mid Cap Stock – (1,046) 5,708 490
Small Cap Stock – (8,917) 9,234 438
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 8,899
Total Income/Non Income Cash from Affiliated
Investments $16,939
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value ($1,332) $4,792 $ 19,810

All Cap Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (6.5%)
40,950 Alphabet, Inc., Class C
a
$ 5,399,257
18,787 Comcast Corporation 833,016
10,470 Meta Platforms, Inc.
a
3,143,199
7,010 Walt Disney Company
a
568,160
Total 9,943,632
Consumer Discretionary (9.4%)
30,689 Amazon.com, Inc.
a
3,901,186
6,400 Caesars Entertainment, Inc.
a
296,640
25,640 Clarus Corporation 193,838
45,587 Everi Holdings, Inc.
a
602,660
6,521 Grand Canyon Education, Inc.
a
762,175
1,984 Home Depot, Inc. 599,485
3,072 Lear Corporation 412,262
10,965 Lowe's Companies, Inc. 2,278,966
8,940 NIKE, Inc. 854,843
160 NVR, Inc.
a
954,128
1,370 O'Reilly Automotive, Inc.
a
1,245,138
8,486 Sony Group Corporation ADR 699,331
1,152 Tesla, Inc.
a
288,253
4,730 Tractor Supply Company 960,427
4,909 Wyndham Hotels & Resorts, Inc. 341,372
Total 14,390,704
Consumer Staples (6.8%)
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,398,781
2,700 Casey's General Stores, Inc. 733,104
4,840 Celsius Holdings, Inc.
a
830,544
96,172 Coty, Inc.
a
1,055,007
5,662 Dollar Tree, Inc.
a
602,720
3,976 Kenvue, Inc. 79,838
3,829 Lamb Weston Holdings, Inc. 354,029
23,160 Philip Morris International, Inc. 2,144,153
20,603 Sysco Corporation 1,360,828
12,760 Turning Point Brands, Inc. 294,628
9,840 Walmart, Inc. 1,573,711
Total 10,427,343
Energy (3.9%)
11,928 Devon Energy Corporation 568,966
14,597 Exxon Mobil Corporation 1,716,315
65,266 NOV, Inc. 1,364,059
3,086 Pioneer Natural Resources
Company 708,391
79,466 TechnipFMC plc 1,616,339
Total 5,974,070
Financials (12.2%)
30,791 Ally Financial, Inc. 821,504
6,760 American Express Company 1,008,524
5,486 Ameriprise Financial, Inc. 1,808,624
16,130 Arch Capital Group, Ltd.
a
1,285,722
30,010 Bank of America Corporation 821,674
4,711 Berkshire Hathaway, Inc.
a
1,650,263
19,850 Cadence Bank 421,217
4,280 Houlihan Lokey, Inc. 458,474
9,080 Intercontinental Exchange, Inc. 998,982
13,838 J.P. Morgan Chase & Company 2,006,787
2,381 Kinsale Capital Group, Inc. 986,043
6,944 Marsh & McLennan Companies,
Inc. 1,321,443
6,000 Mastercard, Inc. 2,375,460
7,728 Morgan Stanley 631,146
21,029 Old National Bancorp 305,762
Shares Common Stock (96.7%) Value
Financials (12.2%) - continued
18,174 Wells Fargo & Company $ 742,590
5,960 Western Alliance Bancorp 273,981
1,880 Zurich Insurance Group AG 860,205
Total 18,778,401
Health Care (13.6%)
7,356 Abbott Laboratories 712,428
24,979 AstraZeneca plc ADR 1,691,578
8,427 Baxter International, Inc. 318,035
1,294 Biogen, Inc.
a
332,571
7,520 Bio-Techne Corporation 511,886
3,507 Cencora, Inc. 631,155
4,251 CVS Health Corporation 296,805
2,993 Danaher Corporation 742,563
4,160 Dexcom, Inc.
a
388,128
4,230 Elevance Health, Inc. 1,841,827
16,190 Gilead Sciences, Inc. 1,213,279
9,270 Halozyme Therapeutics, Inc.
a
354,114
2,830 HCA Healthcare, Inc. 696,123
2,462 Intuitive Surgical, Inc.
a
719,618
3,030 IQVIA Holding, Inc.
a
596,152
8,029 Johnson & Johnson 1,250,517
4,717 Laboratory Corporation of America
Holdings 948,353
6,902 Lantheus Holdings, Inc.
a
479,551
50,439 Maravai LifeSciences Holdings,
Inc.
a
504,390
19,400 Merck & Company, Inc. 1,997,230
13,040 Novo Nordisk AS ADR
a
1,185,858
3,599 UnitedHealth Group, Inc. 1,814,580
8,661 Zimmer Biomet Holdings, Inc. 971,937
3,348 Zoetis, Inc. 582,485
Total 20,781,163
Industrials (11.6%)
5,010 Advanced Drainage Systems, Inc. 570,288
12,983 Badger Infrastructure Solutions,
Ltd. 331,589
5,673 Cummins, Inc. 1,296,054
13,941 Fastenal Company 761,736
6,034 FedEx Corporation 1,598,527
34,117 Fluor Corporation
a
1,252,094
4,076 General Dynamics Corporation 900,674
4,188 Honeywell International, Inc. 773,691
13,583 Howmet Aerospace, Inc. 628,214
41,270 Janus International Group, Inc.
a
441,589
13,865 Knight-Swift Transportation
Holdings, Inc. 695,330
61,913 Masterbrand, Inc.
a
752,243
5,811 Maximus, Inc. 433,965
2,690 Middleby Corporation
a
344,320
14,495 Moog, Inc. 1,637,355
7,772 Simpson Manufacturing Company,
Inc. 1,164,323
12,913 Timken Company 948,976
10,215 TransUnion 733,335
17,595 Uber Technologies, Inc.
a
809,194
17,968 V2X, Inc.
a
928,227
18,540 WillScot Mobile Mini Holdings
Corporation
a
771,079
Total 17,772,803
Information Technology (23.5%)
1,215 Adobe, Inc.
a
619,528
2,880 ANSYS, Inc.
a
856,944

All Cap Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.7%) Value
Information Technology (23.5%) - continued
39,730 Apple, Inc. $ 6,802,173
20,237 Applied Materials, Inc. 2,801,813
4,251 Arista Networks, Inc.
a
781,886
7,720 Ciena Corporation
a
364,847
38,580 Cisco Systems, Inc. 2,074,061
9,480 Cognex Corporation 402,331
7,850 Crane NXT Company 436,225
10,416 Descartes Systems Group, Inc.
a
764,326
8,650 Entegris, Inc. 812,322
569 Fair Isaac Corporation
a
494,194
9,690 Lattice Semiconductor
Corporation
a
832,662
1,490 Littelfuse, Inc. 368,507
26,526 Microsoft Corporation 8,375,585
2,380 NICE, Ltd. ADR
a,b
404,600
4,679 NVIDIA Corporation 2,035,318
3,251 Palo Alto Networks, Inc.
a
762,164
6,016 QUALCOMM, Inc. 668,137
7,063 Salesforce, Inc.
a
1,432,235
1,672 ServiceNow, Inc.
a
934,581
5,268 Texas Instruments, Inc. 837,665
2,338 Tyler Technologies, Inc.
a
902,795
2,863 Universal Display Corporation 449,462
8,414 Workiva, Inc.
a
852,675
Total 36,067,036
Materials (4.3%)
55,341 Axalta Coating Systems, Ltd.
a
1,488,673
6,300 Ball Corporation 313,614
12,220 Berry Plastics Group, Inc. 756,540
13,270 Carpenter Technology Corporation 891,877
10,805 PPG Industries, Inc. 1,402,489
3,563 Steel Dynamics, Inc. 382,025
20,258 Summit Materials, Inc.
a
630,834
51,924 Tronox Holdings plc 697,858
Total 6,563,910
Real Estate (2.8%)
6,040 Agree Realty Corporation 333,650
3,490 Alexandria Real Estate Equities,
Inc. 349,349
4,390 AvalonBay Communities, Inc. 753,939
4,130 Camden Property Trust 390,615
1,450 Equinix, Inc. 1,053,077
5,780 FirstService Corporation 841,221
5,529 Prologis, Inc. 620,409
Total 4,342,260
Utilities (2.1%)
13,890 CenterPoint Energy, Inc. 372,946
7,265 Duke Energy Corporation 641,209
3,750 Entergy Corporation 346,875
9,040 NextEra Energy, Inc. 517,902
13,499 NiSource, Inc. 333,155
6,643 NorthWestern Corporation 319,263
7,947 Portland General Electric
Company 321,695
5,283 Spire, Inc. 298,912
Total 3,151,957
Total Common Stock
(cost $128,521,970) 148,193,279
Shares
Registered Investment
Companies ( 1.5% ) Value
U.S. Unaffiliated  (1.5%)
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF $ 1,583,256
3,668 SPDR S&P Semiconductor ETF 718,965
Total 2,302,221
Total Registered Investment
Companies (cost $2,303,059) 2,302,221
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
376,750 Thrivent Cash Management Trust 376,750
Total Collateral Held for
Securities Loaned
(cost $376,750) 376,750
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
269,188 5.650% 2,691,880
Total Short-Term Investments
(cost $2,691,429) 2,691,880
Total Investments (cost
$133,893,208) 100.2% $153,564,130
Other Assets and Liabilities, Net
(0.2%) (327,954)
Total Net Assets 100.0% $153,236,176
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
September 29, 2023:
Securities Lending Transactions
Common Stock $ 374,000
Total lending $374,000
Gross amount payable upon return of
collateral for securities loaned $376,750
Net amounts due to counterparty $2,750
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,943,632 9,943,632 – –
Consumer Discretionary 14,390,704 14,390,704 – –
Consumer Staples 10,427,343 10,427,343 – –
Energy 5,974,070 5,974,070 – –
Financials 18,778,401 17,918,196 860,205 –
Health Care 20,781,163 20,781,163 – –
Industrials 17,772,803 17,441,214 331,589 –
Information Technology 36,067,036 36,067,036 – –
Materials 6,563,910 6,563,910 – –
Real Estate 4,342,260 4,342,260 – –
Utilities 3,151,957 3,151,957 – –
Registered Investment Companies
U.S. Unaffiliated 2,302,221 2,302,221 – –
Subtotal Investments in Securities $150,495,500 $149,303,706 $1,191,794 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,691,880
Collateral Held for Securities Loaned 376,750
Subtotal Other Investments $3,068,630
Total Investments at Value $153,564,130
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $2,637 $22,078 $22,023 $2,692 269 1.8%
Total Affiliated Short-Term Investments 2,637 2,692 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 601 27,816 28,040 377 377 0.2
Total Collateral Held for Securities Loaned 601 377 0.2
Total Value $3,238 $3,069
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $0 ($0) $ – $125
Total Income/Non Income Cash from Affiliated
Investments $125
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $0 ($0) $ –

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 6.0% )
a
Value
Basic Materials (0.2%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
9.883%,  (TSFR1M +
4.500%), 8/18/2030
b
$ 76,463
Grinding Media, Inc., Term Loan
84,967
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
84,117
INEOS US Petrochem, LLC, Term
Loan
225,763
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
224,522
Lummus Technology Holdings V,
LLC, Term Loan
77,640
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
77,374
Nouryon USA, LLC, Term Loan
200,964
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
200,629
Spectrum Group Buyer, Inc., Term
Loan
76,515
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
73,512
Total 736,617
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
113,307
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
113,149
Brookfield WEC Holdings, Inc.,
Term Loan
186,086
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
185,871
BW Holding, Inc., Term Loan
80,115
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
71,732
Chart Industries, Inc., Term Loan
77,306
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
77,306
Charter Next Generation, Inc.,
Term Loan
222,153
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
219,932
Clydesdale Acquisition Holdings,
Inc., Term Loan
214,825
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
211,664
Cornerstone Building Brands, Inc.,
Term Loan
221,893
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
215,930
Emerald Debt Merger Sub, LLC,
Term Loan
168,591
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
168,276
Foley Products Company, LLC,
Term Loan
68,741
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
68,383
Proampac PG Borrower, LLC, Term
Loan
119,205
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
118,430
Principal
Amount Bank Loans (6.0%)
a
Value
Capital Goods (0.6%) - continued
Quikrete Holdings, Inc., Term Loan
$ 77,198
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 77,005
169,943
8.181%,  (TSFR1M +
2.750%), 3/18/2029
b
169,846
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,248
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
160,449
TK Elevator U.S. Newco, Inc., Term
Loan
126,725
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
126,344
TransDigm, Inc., Term Loan
353,225
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
353,169
Vertiv Group Corporation, Term
Loan
124,718
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
124,451
Total 2,461,937
Communications Services (0.9%)
Altice France SA/France, Term
Loan
260,664
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
235,315
CCI Buyer, Inc., Term Loan
99,975
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
98,538
Cengage Learning, Inc., Term
Loan
82,540
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
82,044
Charter Communications
Operating, LLC, Term Loan
312,742
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
312,236
Clear Channel Outdoor Holdings,
Inc., Term Loan
231,176
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
224,144
CMG Media Corporation, Term
Loan
156,000
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
142,350
Crown Subsea Communications
Holding, Inc., Term Loan
76,024
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
76,151
115,173
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
115,461
CSC Holdings, LLC, Term Loan
122,184
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
110,372
DIRECTV Financing, LLC, Term
Loan
280,652
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
273,947
Intelsat Jackson Holdings SA,
Term Loan
149,354
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
148,880

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.0%)
a
Value
Communications Services (0.9%) - continued
Level 3 Financing, Inc., Term Loan
$ 131,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
$ 123,500
Lumen Technologies, Inc., Term
Loan
160,628
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
114,093
McGraw-Hill Education, Inc., Term
Loan
160,000
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
156,566
MH Sub I, LLC, Term Loan
200,785
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
193,976
NEP Group, Inc., Term Loan
82,516
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
79,576
Playtika Holding Corporation, Term
Loan
99,975
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
99,788
Radiate Holdco, LLC, Term Loan
168,502
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
137,427
RLG Holdings, LLC, Term Loan
80,114
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
75,107
SBA Senior Finance II, LLC, Term
Loan
116,509
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
116,389
UPC Financing Partnership, Term
Loan
77,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
75,749
Virgin Media Bristol, LLC, Term
Loan
190,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
184,325
Zayo Group Holdings, Inc., Term
Loan
160,240
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
130,485
Ziggo Financing Partnership, Term
Loan
128,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
124,906
Total 3,431,325
Consumer Cyclical (1.1%)
1011778 B.C., ULC, Term Loan
311,578
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
310,217
AlixPartners, LLP, Term Loan
141,839
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
141,626
Allied Universal Holdco, LLC, Term
Loan
310,828
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
299,772
Alterra Mountain Company, Term
Loan
98,000
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
97,674
Principal
Amount Bank Loans (6.0%)
a
Value
Consumer Cyclical (1.1%) - continued
Arches Buyer, Inc., Term Loan
$ 53,449
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
$ 52,246
Caesars Entertainment, Inc., Term
Loan
198,005
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
197,882
Carnival Corporation, Term Loan
213,747
8.327%,  (TSFR1M +
3.000%), 8/8/2027
b
212,946
Cinemark USA, Inc., Term Loan
88,366
9.089%,  (TSFR1M +
3.750%), 5/24/2030
b
88,164
Clarios Global, LP, Term Loan
181,159
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
180,594
Delta 2 Lux SARL, Term Loan
185,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
184,815
Ensemble RCM, LLC, Term Loan
74,611
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b
74,638
Fertitta Entertainment, LLC/NV,
Term Loan
76,226
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
75,368
First Brands Group, LLC, Term
Loan
100,229
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
98,725
GoDaddy Operating Company,
LLC, Term Loan
122,079
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
122,117
Great Outdoors Group, LLC, Term
Loan
173,232
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
172,645
Harbor Freight Tools USA, Inc.,
Term Loan
154,806
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
153,469
IRB Holding Corporation, Term
Loan
178,640
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
177,814
Light & Wonder International, Inc.,
Term Loan
188,095
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
187,860
Petco Health & Wellness
Company, Inc., Term Loan
80,228
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
79,225
PetSmart, LLC, Term Loan
243,377
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
242,377
Pilot Travel Centers, LLC, Term
Loan
209,323
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
208,948

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.0%)
a
Value
Consumer Cyclical (1.1%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 249,679
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
$ 249,227
Scientific Games Holdings, LP,
Term Loan
126,720
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
125,875
Staples, Inc., Term Loan
121,667
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
104,137
Stars Group Holdings BV, Term
Loan
73,253
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
73,154
Uber Technologies, Inc., Term
Loan
94,166
8.159%,  (TSFR1M +
2.750%), 3/3/2030
b
94,080
UFC Holdings, LLC, Term Loan
122,378
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
122,183
Total 4,127,778
Consumer Non-Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Term
Loan
242,781
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
240,089
Alltech, Inc., Term Loan
75,258
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
72,530
Amneal Pharmaceuticals, LLC,
Term Loan
187,004
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
183,264
Bausch + Lomb Corporation, Term
Loan
196,015
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
190,244
86,021
0.000%,  (TSFR1M +
4.000%), 9/14/2028
b,c,d,e
84,838
Chobani, LLC, Term Loan
77,676
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
77,603
DaVita, Inc., Term Loan
62,563
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
61,742
Elanco Animal Health, Inc., Term
Loan
98,623
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
96,637
Froneri U.S., Inc., Term Loan
191,026
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
189,440
Gainwell Acquisition Corporation,
Term Loan
282,819
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
275,482
ICON Luxembourg SARL, Term
Loan
198,192
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
198,034
Principal
Amount Bank Loans (6.0%)
a
Value
Consumer Non-Cyclical (1.0%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 246,204
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
$ 245,966
LifePoint Health, Inc., Term Loan
75,314
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
73,055
274,301
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
273,388
Medline Borrower, LP, Term Loan
452,407
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
450,914
Organon & Company, Term Loan
226,708
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
226,028
Packaging Coordinators Midco,
Inc., Term Loan
76,412
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
76,006
Phoenix Newco, Inc., Term Loan
184,066
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
182,603
PRA Health Sciences, Inc., Term
Loan
49,380
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
49,340
Reynolds Consumer Products,
LLC, Term Loan
142,528
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
142,285
Select Medical Corporation, Term
Loan
125,685
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
125,214
Sotera Health Holdings, LLC, Term
Loan
167,500
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
165,783
Star Parent, Inc., Term Loan
182,400
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
178,119
Total 3,858,604
Energy (0.1%)
Buckeye Partners, LP, Term Loan
124,718
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
124,531
CQP Holdco, LP, Term Loan
249,144
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
249,086
GIP II Blue Holding, LP, Term Loan
42,929
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
42,983
GIP III Stetson I, LP, Term Loan
68,927
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
68,855
Oryx Midstream Services Permian
Basin, LLC, Term Loan
59,537
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
59,444
Total 544,899

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.0%)
a
Value
Financials (0.5%)
Acrisure, LLC, Term Loan
$ 117,779
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
$ 115,970
Alliant Holdings Intermediate, LLC,
Term Loan
48,506
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
48,399
AmWINS Group, Inc., Term Loan
188,067
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
186,764
Asurion, LLC, Term Loan
209,088
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
204,383
26,375
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
25,452
55,158
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
53,504
Edelman Financial Engines Center,
LLC, Term Loan
51,473
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
50,869
First Eagle Holdings, Inc., Term
Loan
51,451
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
50,955
FleetCor Technologies Operating
Company, LLC, Term  Loan
99,978
7.166%,  (TSFR1M +
1.750%), 4/30/2028
b
99,546
Focus Financial Partners, LLC,
Term Loan
85,353
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
85,057
Howden Group Holdings, Ltd.,
Term Loan
51,471
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
51,252
HUB International, Ltd., Term Loan
237,500
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
237,896
Hudson River Trading, LLC, Term
Loan
53,452
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
53,061
Jane Street Group, LLC, Term
Loan
99,972
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
99,597
Osaic Holdings, Inc., Term Loan
44,610
9.816%,  (TSFR1M +
4.500%), 8/16/2028
b
44,540
Sedgwick Claims Management
Services, Inc., Term Loan
87,063
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
86,834
Trans Union, LLC, Term Loan
155,973
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
155,760
USI, Inc./NY, Term Loan
186,120
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
185,835
Principal
Amount Bank Loans (6.0%)
a
Value
Financials (0.5%) - continued
VFH Parent, LLC, Term Loan
$ 76,230
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
$ 75,547
Total 1,911,221
Technology (1.2%)
Amentum Government Services
Holdings, LLC, Term  Loan
124,737
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
122,788
AthenaHealth Group, Inc., Term
Loan
343,472
8.568%,  (PRIME + 3.250%),
2/15/2029
b,d,e
336,496
Boxer Parent Company, Inc., Term
Loan
190,746
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
190,457
Central Parent, Inc., Term Loan
223,312
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
223,192
Cloud Software Group, Inc., Term
Loan
201,992
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
193,955
Coherent Corporation, Term Loan
115,183
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
114,680
CommScope, Inc., Term Loan
79,586
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
72,463
CoreLogic, Inc., Term Loan
102,218
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
94,253
Cornerstone OnDemand, Inc.,
Term Loan
136,613
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
129,612
Dcert Buyer, Inc., Term Loan
151,431
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
150,278
Dun & Bradstreet Corporation,
Term Loan
149,420
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
149,093
Entegris, Inc., Term Loan
105,734
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
105,701
Gen Digital, Inc., Term Loan
144,108
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
143,532
Genesys Cloud Services Holdings
II, LLC, Term Loan
125,038
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
125,038
GTCR W Merger Sub, LLC, Term
Loan
249,600
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
249,418
Informatica, LLC, Term Loan
124,734
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
124,189

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.0%)
a
Value
Technology (1.2%) - continued
Magenta Buyer, LLC, Term Loan
$ 134,970
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
$ 100,027
McAfee Corporation, Term Loan
256,404
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
250,073
Mitchell International, Inc., Term
Loan
156,412
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
153,630
MKS Instruments, Inc., Term Loan
224,730
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
224,368
Open Text Corporation, Term Loan
191,553
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
191,466
Peraton Corporation, Term Loan
387,812
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
386,602
Polaris Newco, LLC, Term Loan
224,707
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
214,836
Proofpoint, Inc., Term Loan
166,307
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
164,759
RealPage, Inc., Term Loan
126,707
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
125,123
Tempo Acquisition, LLC, Term
Loan
121,765
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
121,765
UKG, Inc., Term Loan
266,290
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
265,320
Verscend Holding Corporation,
Term Loan
183,127
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
182,931
Total 4,906,045
Transportation (0.3%)
AAdvantage Loyalty IP, Ltd., Term
Loan
286,563
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
294,873
Air Canada, Term Loan
237,153
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
237,104
Apple Bidco, LLC, Term Loan
82,082
8.181%,  (TSFR1M +
2.750%), 9/23/2028
b
81,426
Brown Group Holding, LLC, Term
Loan
99,907
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
98,887
Genesee & Wyoming, Inc., Term
Loan
124,708
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
124,434
SkyMiles IP, Ltd., Term Loan
226,729
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
234,581
Principal
Amount Bank Loans (6.0%)
a
Value
Transportation (0.3%) - continued
United Airlines, Inc., Term Loan
$ 284,075
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
$ 284,140
Total 1,355,445
Utilities (0.1%)
PG&E Corporation, Term Loan
183,698
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
183,571
Talen Energy Supply, LLC, Term
Loan
83,125
9.877%,  (TSFR1M +
4.500%), 5/17/2030
b
83,385
Total 266,956
Total Bank Loans
(cost $23,563,747) 23,600,827
Principal
Amount Long-Term Fixed Income ( 44.0% ) Value
Asset-Backed Securities (4.3%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
170,205
249,037
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
227,654
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
170,944
720 East CLO I, Ltd.
500,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
503,807
Affirm Asset Securitization Trust
550,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
538,270
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
645,791
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
f
225,285
Anchorage Capital CLO 21, Ltd.
250,000
7.988%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,f
245,759
Ares XL CLO, Ltd.
250,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
244,718
Babson CLO, Ltd.
550,000
8.488%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,f
545,592
Barings CLO, Ltd.
400,000
8.738%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
392,578
Business Jet Securities, LLC
29,013
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
27,201
240,685
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
225,013
CarVal CLO VIII-C, Ltd.
650,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
653,686

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Asset-Backed Securities (4.3%) - continued
CarVal CLO, Ltd.
$ 350,000
9.034%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
$ 336,115
Cascade Funding Mortgage Trust,
LLC
380,999
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
364,695
College Avenue Student Loans,
LLC
86,817
7.084%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
b,f
87,111
Dewolf Park CLO, Ltd.
350,000
8.420%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
336,336
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
590,318
GMAC Mortgage Corporation
Loan Trust
27,572
5.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
15,283
GSAA Home Equity Trust
76,740
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,g
66,752
Harley Marine Financing, LLC
396,375
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
395,038
Longfellow Place CLO, Ltd.
375,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
373,958
Madison Park Funding XVIII, Ltd.
650,000
7.495%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
634,693
Neuberger Berman CLO, Ltd.
350,000
8.570%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
333,352
OZLM VIII, Ltd.
300,000
7.220%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
297,432
Pagaya AI Debt Trust
296,180
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
297,387
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
376,713
PPM CLO 6, Ltd.
600,000
9.826%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
599,491
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
32,687
5.871%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
b,f
32,438
Principal
Amount Long-Term Fixed Income (44.0%) Value
Asset-Backed Securities (4.3%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
$ 406,479
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
198,662
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
220,118
298,606
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
280,638
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
500,240
Sculptor CLO, Ltd.
425,000
7.988%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,f
417,998
Silver Point CLO 2, Ltd.
500,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
502,815
Stanwich Mortgage Loan
Company, LLC
479,667
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
437,109
Stratus CLO, Ltd.
425,000
8.088%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
b,f
418,638
400,000
8.376%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
401,035
Unlock HEA Trust
350,000
7.000%,  10/25/2038, Ser.
2023-1, Class A
e,f
330,293
Upstart Securitization Trust
343,287
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
342,588
312,609
6.770%,  6/20/2033, Ser.
2023-2, Class A
f
312,167
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
159,147
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
190,007
273,032
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
254,019
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
263,078
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
151,221
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
264,360
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
188,363
Whitebox CLO III, Ltd.
300,000
7.770%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,f
296,376
Whitebox CLO IV, Ltd.
500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
497,434

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Asset-Backed Securities (4.3%) - continued
Wind River CLO, Ltd.
$ 200,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
$ 198,703
Total 17,185,103
Basic Materials (0.7%)
Alcoa Nederland Holding BV
84,000 5.500%,  12/15/2027
f
79,791
Anglo American Capital plc
60,000 3.875%,  3/16/2029
f
53,766
ATI, Inc.
57,000 7.250%,  8/15/2030 56,573
ATI, Inc., Convertible
81,000 3.500%,  6/15/2025 217,849
Cascades, Inc./Cascades USA,
Inc.
50,000 5.125%,  1/15/2026
f
47,863
Chemours Company
105,000 5.750%,  11/15/2028
f
91,129
Cleveland-Cliffs, Inc.
35,000 5.875%,  6/1/2027 33,313
80,000 4.625%,  3/1/2029
f
69,685
Consolidated Energy Finance SA
148,000 5.625%,  10/15/2028
f
122,285
Ecolab, Inc.
54,000 2.125%,  2/1/2032 42,348
EIDP, Inc.
33,000 4.500%,  5/15/2026 32,143
First Quantum Minerals, Ltd.
161,000 6.875%,  10/15/2027
f
154,460
FMC Corporation
36,000 5.150%,  5/18/2026 34,975
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
62,890
78,000 6.125%,  10/6/2028
e,f
77,866
36,000 6.375%,  10/6/2030
e,f
35,903
Hecla Mining Company
25,000 7.250%,  2/15/2028 24,187
Hudbay Minerals, Inc.
105,000 4.500%,  4/1/2026
f
98,236
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
63,000 9.000%,  7/1/2028
f
59,500
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
f
55,577
Methanex Corporation
69,000 4.250%,  12/1/2024 67,156
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
f
16,160
Mosaic Company
87,000 4.050%,  11/15/2027 81,664
Novelis Corporation
30,000 3.250%,  11/15/2026
f
26,793
65,000 4.750%,  1/30/2030
f
56,254
30,000 3.875%,  8/15/2031
f
23,958
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 81,510
OCI NV
55,000 4.625%,  10/15/2025
f
52,000
Olin Corporation
115,000 5.125%,  9/15/2027 107,526
Principal
Amount Long-Term Fixed Income (44.0%) Value
Basic Materials (0.7%) - continued
Peabody Energy Corporation,
Convertible
$ 79,000 3.250%,  3/1/2028
i
$ 119,093
SCIL IV, LLC/SCIL USA Holdings,
LLC
76,000 5.375%,  11/1/2026
f
69,443
SNF Group SACA
72,000 3.375%,  3/15/2030
f
58,111
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
63,729
Taseko Mines, Ltd.
52,000 7.000%,  2/15/2026
f,i
48,575
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
45,577
United States Steel Corporation
81,000 6.875%,  3/1/2029 79,627
United States Steel Corporation,
Convertible
92,000 5.000%,  11/1/2026 226,596
Westlake Corporation
45,000 3.600%,  8/15/2026 42,509
Total 2,716,620
Capital Goods (1.3%)
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
f
69,152
AECOM
145,000 5.125%,  3/15/2027 137,330
Amcor Finance USA, Inc.
41,000 5.625%,  5/26/2033 39,367
Amphenol Corporation
39,000 4.750%,  3/30/2026 38,306
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
f
75,401
20,000 4.625%,  5/15/2030
f
16,935
ARD Finance SA
23,000 6.500%,  6/30/2027
f
17,352
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
f
62,587
26,000 5.250%,  8/15/2027
f
21,697
Boeing Company
113,000 4.875%,  5/1/2025 111,058
52,000 2.196%,  2/4/2026 47,746
67,000 3.250%,  3/1/2028 60,209
90,000 5.150%,  5/1/2030 85,995
Bombardier, Inc.
41,000 7.125%,  6/15/2026
f
39,723
92,000 7.875%,  4/15/2027
f
89,769
60,000 6.000%,  2/15/2028
f
54,432
Brand Industrial Services, Inc.
26,000 10.375%,  8/1/2030
f
26,040
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
40,122
Canpack SA/Canpack US, LLC
101,000 3.125%,  11/1/2025
f
93,171
Carrier Global Corporation
75,000 2.722%,  2/15/2030 62,503
Chart Industries, Inc.
87,000 7.500%,  1/1/2030
f
87,477
Chart Industries, Inc., Convertible
94,000 1.000%,  11/15/2024 272,976

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Capital Goods (1.3%) - continued
Clean Harbors, Inc.
$ 116,000 6.375%,  2/1/2031
f
$ 112,795
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
f
9,298
20,000 8.750%,  4/15/2030
f
17,153
Cornerstone Building Brands, Inc.
50,000 6.125%,  1/15/2029
f
37,905
Covanta Holding Corporation
53,000 4.875%,  12/1/2029
f
43,481
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
f,i
70,572
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 65,975
Emerald Debt Merger Sub, LLC
142,000 6.625%,  12/15/2030
f
136,700
Fluor Corporation, Convertible
247,000 1.125%,  8/15/2029
f
255,275
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
f
76,891
63,000 3.500%,  9/1/2028
f
54,237
Greenbrier Companies, Inc.,
Convertible
168,000 2.875%,  4/15/2028 158,256
H&E Equipment Services, Inc.
155,000 3.875%,  12/15/2028
f
132,354
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
f
85,109
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 61,426
192,000 3.000%,  1/15/2029 162,520
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 60,593
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 19,302
John Deere Capital Corporation
37,000 5.150%,  9/8/2026 36,883
37,000 4.950%,  7/14/2028 36,489
84,000 2.800%,  7/18/2029 73,985
38,000 4.700%,  6/10/2030 36,542
44,000 3.900%,  6/7/2032 39,639
21,000 5.150%,  9/8/2033 20,536
Kaman Corporation, Convertible
66,000 3.250%,  5/1/2024 64,066
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 35,687
Mauser Packaging Solutions
Holding Company
43,000 9.250%,  4/15/2027
f
37,586
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
f
32,224
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
f
42,674
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
65,813
New Enterprise Stone and Lime
Company, Inc.
116,000 5.250%,  7/15/2028
f
104,083
Northrop Grumman Corporation
22,000 4.700%,  3/15/2033 20,540
OI European Group BV
85,000 4.750%,  2/15/2030
f
73,938
Principal
Amount Long-Term Fixed Income (44.0%) Value
Capital Goods (1.3%) - continued
Otis Worldwide Corporation
$ 47,000 2.056%,  4/5/2025 $ 44,372
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
f
44,845
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
47,721
Parker-Hannifin Corporation
36,000 4.250%,  9/15/2027 34,394
Patrick Industries, Inc., Convertible
66,000 1.750%,  12/1/2028 62,271
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
67,312
Republic Services, Inc.
37,000 3.950%,  5/15/2028 34,729
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
f
55,911
Sealed Air Corporation
73,000 6.125%,  2/1/2028
f
70,702
Silgan Holdings, Inc.
35,000 4.125%,  2/1/2028 31,313
SRM Escrow Issuer, LLC
113,000 6.000%,  11/1/2028
f
104,351
Textron, Inc.
67,000 3.650%,  3/15/2027 62,555
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
f
29,400
TransDigm, Inc.
110,000 6.250%,  3/15/2026
f
108,084
248,000 5.500%,  11/15/2027 232,215
Triumph Group, Inc.
75,000 9.000%,  3/15/2028
f
74,160
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 65,387
85,000 4.000%,  7/15/2030 72,439
Veralto Corporation
39,000 5.350%,  9/18/2028
f
38,559
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 17,422
Waste Management, Inc.
36,000 4.875%,  2/15/2029 35,201
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
32,682
WESCO Distribution, Inc.
130,000 7.250%,  6/15/2028
f
130,631
Total 5,326,531
Collateralized Mortgage Obligations (3.6%)
A&D Mortgage Trust
591,717
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
f,g
590,954
Banc of America Alternative Loan
Trust
199,895
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 167,063
Banc of America Mortgage
Securities Trust
26,583
5.127%,  9/25/2035, Ser.
2005-H, Class 2A1
b
22,565
79,699
5.499%,  9/25/2035, Ser.
2005-H, Class 3A1
b
71,789

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Collateralized Mortgage Obligations (3.6%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 48,726
3.831%,  1/25/2034, Ser.
2003-8, Class 5A
b
$ 41,064
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
323,484
CHL Mortgage Pass-Through Trust
99,056
4.063%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
94,244
229,353
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 91,271
CHNGE Mortgage Trust
245,166
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
225,092
343,157
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
331,978
376,176
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
369,371
446,126
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
429,309
379,427
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
377,309
494,862
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
481,684
CIM Trust
468,975
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
465,281
Citigroup Mortgage Loan Trust,
Inc.
77,504
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 66,869
181,124
4.259%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
154,546
Countrywide Home Loan
Mortgage Pass Through Trust
398,147
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
317,022
Credit Suisse Mortgage Trust
322,432
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
314,706
219,030
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
173,313
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
131,979
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 114,479
84,636
3.604%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
73,493
Eagle RE, Ltd.
350,000
9.265%,  (SOFR30A +
3.950%), 9/26/2033, Ser.
2023-1, Class M1B
b,e,f
350,000
Federal Home Loan Mortgage
Corporation
391,049
3.500%,  8/15/2035, Ser.
345, Class C8
j
42,246
Federal Home Loan Mortgage
Corporation - REMIC
634,770
4.000%,  1/25/2051, Ser.
5249, Class LA 598,864
445,881
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 331,819
Principal
Amount Long-Term Fixed Income (44.0%) Value
Collateralized Mortgage Obligations (3.6%) -
continued
$ 197,157
3.000%,  5/15/2027, Ser.
4046, Class GI
j
$ 6,202
283,762
3.500%,  10/15/2032, Ser.
4119, Class KI
j
27,754
336,468
3.000%,  4/15/2033, Ser.
4203, Class DI
j
17,010
Federal National Mortgage
Association - REMIC
393,412
4.500%,  6/25/2052, Ser.
2022-43, Class MA 374,854
470,646
4.000%,  7/25/2052, Ser.
2022-37, Class PE 442,712
248,533
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
8,158
210,994
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
7,133
370,662
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
9,779
545,274
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
21,766
477,611
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
17,511
159,846
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
5,519
424,285
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
13,979
193,580
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
7,721
508,996
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
15,841
188,762
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
7,255
230,457
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
6,281
300,376
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
25,668
369,789
4.500%,  1/25/2046, Ser.
2022-68, Class BA 357,441
Flagstar Mortgage Trust
153,769
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
127,645
GCAT Trust
364,671
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
353,228
Genworth Mortgage Insurance
Corporation
77,493
7.215%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
77,596
GMAC Mortgage Corporation
Loan Trust
73,928
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
59,846
GMACM Mortgage Loan Trust
24,033
3.631%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
21,478
GS Mortgage-Backed Securities
Trust
531,648
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
513,435
Home RE, Ltd.
325,000
8.815%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
331,271

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Collateralized Mortgage Obligations (3.6%) -
continued
IndyMac INDA Mortgage Loan
Trust
$ 530,348
3.803%,  8/25/2036, Ser.
2006-AR1, Class A1
b
$ 424,331
J.P. Morgan Mortgage Trust
208,299
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
162,002
554,282
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
526,784
86,846
4.198%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
65,410
LHOME Mortgage Trust
92,802
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
92,333
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 94,766
MortgageIT Trust
588,434
5.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
471,717
Onslow Bay Mortgage Loan Trust
307,875
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
298,806
PRKCM Trust
474,459
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
471,570
Residential Accredit Loans, Inc.
Trust
86,241
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 71,180
79,634
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 59,655
Residential Asset Securitization
Trust
109,328
3.785%,  1/25/2034, Ser.
2004-IP1, Class A1
b
99,489
Residential Funding Mortgage
Security I Trust
148,628
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 110,547
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
656,778
Structured Adjustable Rate
Mortgage Loan Trust
52,373
4.570%,  7/25/2035, Ser.
2005-15, Class 4A1
b
43,981
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
f
298,992
Verus Securitization Trust
284,913
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
230,928
585,455
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
580,708
Total 14,236,875
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.625%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
468,252
Principal
Amount Long-Term Fixed Income (44.0%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
BBCMS Mortgage Trust
$ 2,245,227
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
$ 169,375
BFLD Trust
225,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
132,471
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
300,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
h
275,921
GS Mortgage Securities Trust
150,000
7.047%,  (TSFR1M +
1.714%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
126,166
MSWF Commercial Mortgage Trust
300,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 295,481
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
218,091
Silver Hill Trust
61,387
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
57,797
Total 1,743,554
Communications Services (1.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
64,000 10.500%,  2/15/2028
f
36,606
Altice Financing SA
30,000 5.750%,  8/15/2029
f
24,586
Altice France SA/France
85,000 8.125%,  2/1/2027
f
75,378
75,000 5.125%,  7/15/2029
f
53,318
70,000 5.500%,  10/15/2029
f
50,338
AMC Networks, Inc.
30,000 5.000%,  4/1/2024 29,586
112,000 4.250%,  2/15/2029 68,723
American Tower Corporation
73,000 4.400%,  2/15/2026 70,678
44,000 1.450%,  9/15/2026 38,777
59,000 5.500%,  3/15/2028 57,884
41,000 5.800%,  11/15/2028 40,691
57,000 3.800%,  8/15/2029 50,702
AT&T, Inc.
131,000 4.300%,  2/15/2030 119,289
41,000 5.400%,  2/15/2034 38,372
Bell Telephone Company of
Canada
40,000 5.100%,  5/11/2033 37,392
Cable One, Inc., Convertible
255,000 1.125%,  3/15/2028 189,720
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
f
59,887
150,000 5.125%,  5/1/2027
f
139,757
57,000 5.000%,  2/1/2028
f
51,764
31,000 6.375%,  9/1/2029
f
28,906
64,000 4.250%,  2/1/2031
f
50,946
246,000 4.750%,  2/1/2032
f
196,800

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Communications Services (1.5%) - continued
$ 63,000 4.250%,  1/15/2034
f
$ 46,385
Cengage Learning, Inc.
4,000 9.500%,  6/15/2024
f
4,003
CenterPoint Energy, Inc.,
Convertible
5,600 3.369%,  9/15/2029 225,848
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
78,000 4.908%,  7/23/2025 76,218
67,000 5.050%,  3/30/2029 62,628
Cimpress plc
58,000 7.000%,  6/15/2026 54,283
Clear Channel Outdoor Holdings,
Inc.
17,000 7.500%,  6/1/2029
f,i
12,999
Clear Channel Worldwide
Holdings, Inc.
136,000 5.125%,  8/15/2027
f
120,767
Comcast Corporation
45,000 2.350%,  1/15/2027 40,757
95,000 3.400%,  4/1/2030 83,796
Connect Finco SARL/Connect US
Finco, LLC
45,000 6.750%,  10/1/2026
f
41,971
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 55,328
CSC Holdings, LLC
175,000 5.375%,  2/1/2028
f
142,470
88,000 6.500%,  2/1/2029
f
72,902
53,000 4.125%,  12/1/2030
f
37,509
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 129,435
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
151,000 5.875%,  8/15/2027
f
133,511
DISH DBS Corporation
26,000 5.875%,  11/15/2024 24,200
34,000 5.250%,  12/1/2026
f
28,895
25,000 7.375%,  7/1/2028 15,752
45,000 5.750%,  12/1/2028
f
34,594
39,000 5.125%,  6/1/2029 21,621
DISH Network Corporation
67,000 11.750%,  11/15/2027
f
67,500
Frontier Communications
Holdings, LLC
104,000 5.875%,  10/15/2027
f
94,585
30,000 6.750%,  5/1/2029
f,i
23,081
18,000 8.750%,  5/15/2030
f
17,091
GCI, LLC
74,000 4.750%,  10/15/2028
f
63,825
Gray Escrow II, Inc.
105,000 5.375%,  11/15/2031
f
68,716
Gray Television, Inc.
105,000 4.750%,  10/15/2030
f,i
69,559
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026
i
34,200
Iliad Holding SASU
91,000 6.500%,  10/15/2026
f
85,496
Lamar Media Corporation
41,000 3.625%,  1/15/2031 33,389
Principal
Amount Long-Term Fixed Income (44.0%) Value
Communications Services (1.5%) - continued
LCPR Senior Secured Financing
DAC
$ 54,000 6.750%,  10/15/2027
f
$ 49,599
Level 3 Financing, Inc.
114,000 4.625%,  9/15/2027
f
81,985
100,000 4.250%,  7/1/2028
f
62,303
36,000 10.500%,  5/15/2030
f
36,237
McGraw-Hill Education, Inc.
63,000 5.750%,  8/1/2028
f
54,353
6,000 8.000%,  8/1/2029
f
5,205
Meta Platforms, Inc.
40,000 4.600%,  5/15/2028 39,129
41,000 4.800%,  5/15/2030 39,936
News Corporation
84,000 3.875%,  5/15/2029
f
72,240
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
48,470
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
48,000 6.250%,  6/15/2025
f
47,027
35,000 4.625%,  3/15/2030
f,i
27,514
Paramount Global
75,000 6.375%,  3/30/2062
b
58,906
36,000 4.750%,  5/15/2025 35,015
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
f
50,935
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
f
21,000
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
44,214
Scripps Escrow II, Inc.
35,000 3.875%,  1/15/2029
f
26,321
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
f
77,639
50,000 4.000%,  7/15/2028
f
42,678
35,000 4.125%,  7/1/2030
f
28,021
Sprint Capital Corporation
89,000 6.875%,  11/15/2028 91,892
61,000 8.750%,  3/15/2032 70,568
TEGNA, Inc.
117,000 4.625%,  3/15/2028 101,205
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 21,678
Telecom Italia SPA/Milano
36,000 5.303%,  5/30/2024
f
35,395
Telesat Canada/Telesat, LLC
35,000 4.875%,  6/1/2027
f
22,680
15,000 6.500%,  10/15/2027
f
7,650
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 56,930
77,000 3.375%,  4/15/2029 67,725
United States Cellular Corporation
60,000 6.700%,  12/15/2033 58,350
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
98,000 4.750%,  4/15/2028
f
80,025
Univision Communications, Inc.
89,000 6.625%,  6/1/2027
f
82,888
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 62,703
67,000 3.150%,  3/22/2030 57,187

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Communications Services (1.5%) - continued
$ 97,000 2.550%,  3/21/2031 $ 77,235
88,000 2.355%,  3/15/2032 67,140
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
61,579
VTR Finance NV
50,000 6.375%,  7/15/2028
f
18,662
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
f
76,199
Walt Disney Company
37,000 3.800%,  3/22/2030 33,561
Warnermedia Holdings, Inc.
42,000 3.638%,  3/15/2025 40,509
106,000 4.054%,  3/15/2029 94,442
YPSO Finance BIS SA
32,000 10.500%,  5/15/2027
f
19,958
Total 5,788,302
Consumer Cyclical (2.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
135,000 4.375%,  1/15/2028
f
121,682
Adient Global Holdings, Ltd.
49,000 4.875%,  8/15/2026
f
46,214
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
35,000 6.625%,  7/15/2026
f
33,164
35,000 6.000%,  6/1/2029
f
26,092
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
f
83,336
50,000 4.625%,  6/1/2028
f
41,510
Allison Transmission, Inc.
48,000 3.750%,  1/30/2031
f
38,803
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 35,625
77,000 4.700%,  12/1/2032 73,517
American Axle & Manufacturing,
Inc.
127,000 6.500%,  4/1/2027 120,578
American Honda Finance
Corporation
41,000 4.600%,  4/17/2030 38,891
Arko Corporation
46,000 5.125%,  11/15/2029
f
37,101
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
f
37,974
43,000 4.625%,  4/1/2030
f
35,200
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 35,087
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 56,924
Booking Holdings, Inc.,
Convertible
77,000 0.750%,  5/1/2025 128,590
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
55,313
Boyne USA, Inc.
33,000 4.750%,  5/15/2029
f
28,864
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
75,000 6.250%,  9/15/2027
f
67,524
Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Cyclical (2.2%) - continued
Burlington Stores, Inc., Convertible
$ 136,000 2.250%,  4/15/2025 $ 131,838
Caesars Entertainment, Inc.
115,000 6.250%,  7/1/2025
f
113,426
35,000 8.125%,  7/1/2027
f
35,167
73,000 4.625%,  10/15/2029
f
61,835
Carnival Corporation
70,000 7.625%,  3/1/2026
f
68,095
116,000 5.750%,  3/1/2027
f
105,006
30,000 4.000%,  8/1/2028
f
26,012
Cedar Fair, LP
83,000 5.250%,  7/15/2029 72,135
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
40,592
35,000 6.750%,  5/1/2031
f
33,075
Cinemark USA, Inc.
97,000 5.875%,  3/15/2026
f
93,132
Clarios Global, LP/Clarios US
Finance Company, Inc.
35,000 8.500%,  5/15/2027
f,i
34,900
100,000 6.750%,  5/15/2028
f
97,625
Cracker Barrel Old Country Store,
Inc., Convertible
7,000 0.625%,  6/15/2026 5,779
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 14,971
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 56,669
Expedia Group, Inc., Convertible
264,000 Zero Coupon,  2/15/2026 229,363
Ford Motor Company
206,000 3.250%,  2/12/2032 158,757
65,000 6.100%,  8/19/2032 61,224
Ford Motor Company, Convertible
302,000 Zero Coupon,  3/15/2026 296,715
Ford Motor Credit Company, LLC
47,000 2.300%,  2/10/2025 44,084
190,000 4.134%,  8/4/2025 180,136
137,000 2.700%,  8/10/2026 122,254
76,000 2.900%,  2/10/2029 62,373
45,000 7.350%,  3/6/2030 45,570
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
40,846
General Motors Company
67,000 6.800%,  10/1/2027 68,374
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 67,089
50,000 1.200%,  10/15/2024 47,522
130,000 2.900%,  2/26/2025 124,028
35,000 2.750%,  6/20/2025 32,949
61,000 5.800%,  6/23/2028 59,592
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 38,759
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f,i
19,107
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f,i
58,673
Hilton Domestic Operating
Company, Inc.
111,000 4.875%,  1/15/2030 101,019
29,000 3.625%,  2/15/2032
f
23,380

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Cyclical (2.2%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
$ 56,000 5.000%,  6/1/2029
f
$ 48,577
Home Depot, Inc.
62,000 3.250%,  4/15/2032 53,193
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027 36,763
Hyundai Capital America
27,000 5.500%,  3/30/2026
f
26,646
67,000 3.000%,  2/10/2027
f
60,702
45,000 2.100%,  9/15/2028
f
37,338
International Game Technology plc
120,000 5.250%,  1/15/2029
f
110,581
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
f
34,612
Jaguar Land Rover Automotive plc
92,000 5.500%,  7/15/2029
f
78,660
KB Home
60,000 4.800%,  11/15/2029 52,800
Kohl's Corporation
38,000 4.625%,  5/1/2031 25,538
L Brands, Inc.
135,000 6.625%,  10/1/2030
f
126,564
20,000 6.875%,  11/1/2035 17,862
Lennar Corporation
34,000 4.750%,  5/30/2025 33,262
Light & Wonder International, Inc.
110,000 7.250%,  11/15/2029
f
107,800
Live Nation Entertainment, Inc.,
Convertible
168,000 2.000%,  2/15/2025 171,102
211,000 3.125%,  1/15/2029
f
218,807
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 93,311
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f
56,913
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 38,138
67,000 4.625%,  6/15/2030 61,718
Marriott Vacations Worldwide
Corporation, Convertible
126,000 Zero Coupon,  1/15/2026 110,313
131,000 3.250%,  12/15/2027
f
114,297
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
f
50,195
McDonald's Corporation
39,000 4.950%,  8/14/2033 37,201
Mercedes-Benz Finance North
America, LLC
68,000 1.450%,  3/2/2026
f
61,652
45,000 5.200%,  8/3/2026
f
44,545
Michaels Companies, Inc.
47,000 5.250%,  5/1/2028
f,i
37,511
NCL Corporation, Ltd.
32,000 3.625%,  12/15/2024
f
30,730
21,000 5.875%,  3/15/2026
f
19,388
56,000 5.875%,  2/15/2027
f
53,254
Nissan Motor Company, Ltd.
30,000 3.522%,  9/17/2025
f
28,334
32,000 4.345%,  9/17/2027
f
29,210
39,000 4.810%,  9/17/2030
f
33,637
Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Cyclical (2.2%) - continued
Nordstrom, Inc.
$ 28,000 4.375%,  4/1/2030
i
$ 21,540
39,000 4.250%,  8/1/2031
i
28,284
O'Reilly Automotive, Inc.
59,000 3.900%,  6/1/2029 54,322
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
57,203
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
f
105,053
64,000 7.750%,  2/15/2029
f
59,641
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
125,000 5.750%,  4/15/2026
f
121,271
170,000 6.250%,  1/15/2028
f,i
157,449
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
110,000 5.750%,  1/15/2029
f
79,525
Royal Caribbean Cruises, Ltd.
11,000 11.500%,  6/1/2025
f
11,612
139,000 4.250%,  7/1/2026
f
127,448
47,000 9.250%,  1/15/2029
f
49,653
28,000 7.250%,  1/15/2030
f
27,751
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
16,000 6.625%,  3/1/2030
f
13,800
SeaWorld Parks and
Entertainment, Inc.
53,000 5.250%,  8/15/2029
f
46,555
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
f
24,937
Staples, Inc.
56,000 7.500%,  4/15/2026
f
46,051
37,000 10.750%,  4/15/2027
f,i
21,721
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
42,394
Tapestry, Inc.
41,000 3.050%,  3/15/2032 30,035
Target Corporation
82,000 2.350%,  2/15/2030 68,530
Tenneco, Inc.
55,000 8.000%,  11/17/2028
f
44,756
Toyota Motor Credit Corporation
39,000 4.700%,  1/12/2033 36,853
Tractor Supply Company
41,000 5.250%,  5/15/2033 38,714
Tripadvisor, Inc.
15,000 7.000%,  7/15/2025
f
14,971
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f
58,672
Uber Technologies, Inc.,
Convertible
212,000 Zero Coupon,  12/15/2025 197,778
Vail Resorts, Inc., Convertible
223,000 Zero Coupon,  1/1/2026 196,240
VICI Properties, LP/VICI Note
Company, Inc.
62,000 4.625%,  6/15/2025
f
59,873
150,000 5.750%,  2/1/2027
f
145,210
104,000 3.750%,  2/15/2027
f
94,371
Viking Cruises, Ltd.
113,000 5.875%,  9/15/2027
f
103,135

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Cyclical (2.2%) - continued
Volkswagen Group of America
Finance, LLC
$ 82,000 4.250%,  11/13/2023
f
$ 81,828
17,000 3.350%,  5/13/2025
f
16,291
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
61,492
Walmart, Inc.
60,000 4.000%,  4/15/2030 56,352
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
31,436
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
f
94,313
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
f
47,029
Total 8,729,303
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
58,000 9.000%,  1/30/2028
f,i
57,331
Abbott Laboratories
150,000 1.400%,  6/30/2030 119,179
AbbVie, Inc.
223,000 3.600%,  5/14/2025 215,519
AdaptHealth, LLC
46,000 4.625%,  8/1/2029
f
35,305
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
94,000 4.625%,  1/15/2027
f
88,756
168,000 3.500%,  3/15/2029
f
143,234
Amgen, Inc.
60,000 5.150%,  3/2/2028 59,010
102,000 5.250%,  3/2/2030 99,653
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 77,596
90,000 4.750%,  1/23/2029 87,261
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 38,110
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 77,036
B&G Foods, Inc.
63,000 5.250%,  4/1/2025 61,823
31,000 5.250%,  9/15/2027 25,962
44,000 8.000%,  9/15/2028
f
44,060
BAT Capital Corporation
45,000 6.343%,  8/2/2030 44,324
43,000 7.750%,  10/19/2032 45,420
Bausch & Lomb Escrow
Corporation
16,000 8.375%,  10/1/2028
f
16,048
Bausch Health Companies, Inc.
27,000 5.500%,  11/1/2025
f,i
23,911
141,000 4.875%,  6/1/2028
f
80,185
41,000 11.000%,  9/30/2028
f
27,816
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 36,840
67,000 2.823%,  5/20/2030 56,407
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
f
48,248
BioMarin Pharmaceutical, Inc.,
Convertible
180,000 1.250%,  5/15/2027
i
178,308
Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Non-Cyclical (2.0%) - continued
Bio-Rad Laboratories, Inc.
$ 61,000 3.300%,  3/15/2027 $ 56,220
Cargill, Inc.
79,000 2.125%,  11/10/2031
f
61,526
Catalent Pharma Solutions, Inc.
58,000 3.125%,  2/15/2029
f,i
47,571
Central Garden & Pet Company
115,000 4.125%,  10/15/2030 95,877
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
9,073
Chobani, LLC/Chobani Finance
Corporation, Inc.
71,000 4.625%,  11/15/2028
f
62,621
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
f
54,894
19,000 8.000%,  12/15/2027
f,i
17,717
84,000 6.000%,  1/15/2029
f
67,837
39,000 5.250%,  5/15/2030
f
29,647
37,000 4.750%,  2/15/2031
f
26,186
Cigna Group
58,000 2.400%,  3/15/2030 47,625
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 78,852
16,000 4.900%,  5/1/2033 14,850
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
f
77,552
58,000 6.625%,  7/15/2030
f
56,628
CVS Health Corporation
41,000 5.000%,  2/20/2026 40,364
35,000 4.300%,  3/25/2028 33,124
41,000 5.125%,  2/21/2030 39,435
41,000 5.300%,  6/1/2033 38,834
Diageo Capital plc
45,000 2.000%,  4/29/2030 36,506
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
46,187
Eli Lilly & Company
82,000 4.700%,  2/27/2033 78,939
Embecta Corporation
23,000 6.750%,  2/15/2030
f
18,802
Encompass Health Corporation
117,000 4.500%,  2/1/2028
i
106,601
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
f
30,229
85,000 4.375%,  3/31/2029
f
70,937
Envista Holdings Corporation,
Convertible
27,000 1.750%,  8/15/2028 24,867
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
f
22,379
General Mills, Inc.
16,000 4.950%,  3/29/2033 14,992
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 44,869
Grifols SA
81,000 4.750%,  10/15/2028
f
69,061
HLF Financing SARL, LLC/
Herbalife International, Inc.
124,000 4.875%,  6/1/2029
f
88,040

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Non-Cyclical (2.0%) - continued
Imperial Brands Finance plc
$ 34,000 3.125%,  7/26/2024
f
$ 33,133
Integer Holdings Corporation,
Convertible
185,000 2.125%,  2/15/2028
f
201,002
Jazz Investments I, Ltd.,
Convertible
223,000 2.000%,  6/15/2026 227,042
Jazz Securities DAC
46,000 4.375%,  1/15/2029
f
40,107
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
42,000 6.750%,  3/15/2034
f
40,866
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
107,000 2.500%,  1/15/2027 94,515
52,000 3.625%,  1/15/2032 41,403
Kenvue, Inc.
78,000 5.350%,  3/22/2026
f
77,815
20,000 5.000%,  3/22/2030
f
19,486
Keurig Dr. Pepper, Inc.
70,000 3.200%,  5/1/2030 60,366
Kraft Heinz Foods Company
65,000 3.875%,  5/15/2027 61,235
41,000 6.750%,  3/15/2032 43,298
Kroger Company
37,000 4.500%,  1/15/2029 35,147
Lamb Weston Holdings, Inc.
42,000 4.125%,  1/31/2030
f
35,916
Legacy LifePoint Health, LLC
35,000 4.375%,  2/15/2027
f
30,100
LifePoint Health, Inc.
34,000 11.000%,  10/15/2030
f
34,000
Mattel, Inc.
124,000 3.375%,  4/1/2026
f
114,663
McKesson Corporation
35,000 0.900%,  12/3/2025 31,620
59,000 1.300%,  8/15/2026 52,502
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 38,194
ModivCare Escrow Issuer, Inc.
27,000 5.000%,  10/1/2029
f
19,372
ModivCare, Inc.
22,000 5.875%,  11/15/2025
f
20,912
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
f
75,243
48,000 5.250%,  10/1/2029
f,i
41,486
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,893
Nestle Holdings, Inc.
82,000 4.950%,  3/14/2030
f
80,554
Newell Brands, Inc.
104,000 4.700%,  4/1/2026 98,009
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
f
83,415
48,000 5.125%,  4/30/2031
f
38,465
Owens & Minor, Inc.
78,000 6.625%,  4/1/2030
f,i
69,232
Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Non-Cyclical (2.0%) - continued
Perrigo Finance Unlimited
Company
$ 84,000 4.375%,  3/15/2026 $ 78,542
Pfizer Investment Enterprises Pte,
Ltd.
55,000 4.450%,  5/19/2026 53,730
40,000 4.750%,  5/19/2033 37,811
Philip Morris International, Inc.
123,000 4.875%,  2/13/2026 120,981
82,000 4.875%,  2/15/2028 79,440
43,000 5.625%,  11/17/2029 42,512
43,000 5.750%,  11/17/2032 41,956
Post Holdings, Inc.
56,000 4.500%,  9/15/2031
f
46,608
Post Holdings, Inc., Convertible
118,000 2.500%,  8/15/2027 116,997
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
f
72,675
Procter & Gamble Company
37,000 1.200%,  10/29/2030 28,639
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
35,000 9.750%,  12/1/2026
f
33,884
Roche Holdings, Inc.
45,000 1.930%,  12/13/2028
f
38,424
62,000 2.076%,  12/13/2031
f
48,923
Royalty Pharma plc
105,000 1.200%,  9/2/2025 95,419
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 26,161
SEG Holding, LLC
125,000 5.625%,  10/15/2028
f
125,312
Simmons Foods, Inc.
63,000 4.625%,  3/1/2029
f
51,680
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
45,305
40,000 5.500%,  7/15/2030
f
36,268
65,000 3.875%,  3/15/2031
f
52,736
Star Parent, Inc.
55,000 9.000%,  10/1/2030
f
55,578
Stryker Corporation
73,000 3.650%,  3/7/2028 68,105
Sysco Corporation
38,000 5.950%,  4/1/2030 38,315
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 87,100
Teleflex, Inc.
120,000 4.625%,  11/15/2027 110,100
25,000 4.250%,  6/1/2028
f
22,364
Tenet Healthcare Corporation
222,000 5.125%,  11/1/2027 206,601
71,000 6.125%,  10/1/2028
i
66,651
68,000 6.750%,  5/15/2031
f
65,584
Teva Pharmaceutical Finance
Netherlands III BV
62,000 3.150%,  10/1/2026 55,259
Topgolf Callaway Brands
Corporation, Convertible
44,000 2.750%,  5/1/2026 45,650
TreeHouse Foods, Inc.
78,000 4.000%,  9/1/2028
i
63,278

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Consumer Non-Cyclical (2.0%) - continued
Unilever Capital Corporation
$ 50,000 5.000%,  12/8/2033 $ 48,421
Winnebago Industries, Inc.,
Convertible
99,000 1.500%,  4/1/2025 110,682
Wyeth, LLC
99,000 6.500%,  2/1/2034 106,473
Zoetis, Inc.
62,000 5.600%,  11/16/2032 61,717
Total 7,755,056
Energy (1.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
21,000 5.375%,  6/15/2029
f
19,227
Antero Resources Corporation
31,000 5.375%,  3/1/2030
f
28,541
Archrock Partners, LP/Archrock
Partners Finance Corporation
115,000 6.250%,  4/1/2028
f
107,068
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
f
57,674
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 101,742
61,000 4.812%,  2/13/2033 57,089
BP Capital Markets plc
91,000 4.875%,  3/22/2030
b,k
81,302
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 62,859
Callon Petroleum Company
45,000 7.500%,  6/15/2030
f,i
43,631
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 40,746
44,000 3.250%,  1/31/2032 34,971
55,000 5.950%,  6/30/2033
f
53,046
Chesapeake Energy Corporation
44,000 6.750%,  4/15/2029
f
43,059
Chord Energy Corporation
43,000 6.375%,  6/1/2026
f
42,162
Civitas Resources, Inc.
26,000 8.375%,  7/1/2028
f
26,455
38,000 8.750%,  7/1/2031
f
38,816
CNX Resources Corporation
33,000 6.000%,  1/15/2029
f
30,836
CNX Resources Corporation,
Convertible
163,000 2.250%,  5/1/2026 294,704
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
f
36,113
81,000 6.042%,  8/15/2028
f
80,589
Comstock Resources, Inc.
43,000 5.875%,  1/15/2030
f
37,222
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
f
46,976
Crescent Energy Finance, LLC
64,000 9.250%,  2/15/2028
f
65,341
CrownRock, LP/CrownRock
Finance, Inc.
52,000 5.625%,  10/15/2025
f
51,165
Principal
Amount Long-Term Fixed Income (44.0%) Value
Energy (1.6%) - continued
Diamond Foreign Asset Company/
Diamond Finance, LLC
$ 22,000 8.500%,  10/1/2030
f
$ 22,003
Diamondback Energy, Inc.
104,000 3.125%,  3/24/2031 86,630
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
f,i
38,927
25,000 4.375%,  6/15/2031
f
21,023
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
57,058
56,000 7.625%,  1/15/2083
b
53,472
45,000 3.700%,  7/15/2027 41,833
20,000 5.700%,  3/8/2033 19,160
Enerflex, Ltd.
41,000 9.000%,  10/15/2027
f
40,487
Energy Transfer, LP
53,000 6.750%,  5/15/2025
b,k
48,980
67,000 3.750%,  5/15/2030 58,363
EnLink Midstream Partners, LP
91,000 4.850%,  7/15/2026 85,673
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 42,189
EQM Midstream Partners, LP
157,000 4.750%,  1/15/2031
f
135,136
EQT Corporation, Convertible
91,000 1.750%,  5/1/2026 252,580
Ferrellgas, LP/Ferrellgas Finance
Corporation
48,000 5.375%,  4/1/2026
f
44,990
Genesis Energy LP/Genesis
Energy Finance Corporation
89,000 8.875%,  4/15/2030 86,899
Harvest Midstream, LP
108,000 7.500%,  9/1/2028
f
104,396
Hess Midstream Operations, LP
54,000 5.625%,  2/15/2026
f
52,177
25,000 5.125%,  6/15/2028
f
22,995
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
63,210
64,000 6.250%,  4/15/2032
f
56,906
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
67,450
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
55,096
Laredo Petroleum, Inc.
99,000 7.750%,  7/31/2029
f
92,102
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 42,326
MEG Energy Corporation
74,000 5.875%,  2/1/2029
f
69,107
MPLX, LP
113,000 1.750%,  3/1/2026 102,463
20,000 5.000%,  3/1/2033 18,225
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,520
Nabors Industries, Ltd.
115,000 7.250%,  1/15/2026
f
111,119
National Fuel Gas Company
90,000 5.500%,  1/15/2026 88,512

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Energy (1.6%) - continued
New Fortress Energy, Inc.
$ 30,000 6.750%,  9/15/2025
f
$ 28,638
Noble Finance II, LLC
59,000 8.000%,  4/15/2030
f
59,772
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
f
57,428
Northern Oil and Gas, Inc.,
Convertible
129,000 3.625%,  4/15/2029
f
159,352
Northriver Midstream Finance, LP
29,000 5.625%,  2/15/2026
f
27,636
NuStar Logistics, LP
49,000 5.750%,  10/1/2025 47,652
Occidental Petroleum Corporation
64,000 6.375%,  9/1/2028 64,477
ONEOK, Inc.
68,000 2.200%,  9/15/2025 63,275
39,000 5.550%,  11/1/2026 38,746
41,000 5.650%,  11/1/2028 40,469
Ovintiv, Inc.
25,000 5.650%,  5/15/2025 24,857
22,000 5.650%,  5/15/2028 21,519
41,000 6.250%,  7/15/2033 39,644
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 41,499
Permian Resources Operating,
LLC
50,000 7.000%,  1/15/2032
f
49,311
Permian Resources Operating,
LLC, Convertible
49,000 3.250%,  4/1/2028 115,669
Phillips 66 Company
60,000 4.950%,  12/1/2027 58,798
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 44,719
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 230,244
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 90,297
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
56,832
Range Resources Corporation
46,000 4.750%,  2/15/2030
f
40,825
Rockcliff Energy II, LLC
60,000 5.500%,  10/15/2029
f
53,998
Rockies Express Pipeline, LLC
17,000 4.950%,  7/15/2029
f
15,142
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
27,194
SM Energy Company
32,000 6.625%,  1/15/2027 31,360
35,000 6.500%,  7/15/2028 33,600
Southwestern Energy Company
55,000 5.375%,  3/15/2030 50,108
33,000 4.750%,  2/1/2032 28,324
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
23,000 5.875%,  3/1/2027 21,965
Principal
Amount Long-Term Fixed Income (44.0%) Value
Energy (1.6%) - continued
Suncor Energy, Inc.
$ 40,000 7.150%,  2/1/2032 $ 42,077
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 86,338
49,000 4.500%,  4/30/2030 42,433
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
100,000 5.500%,  1/15/2028
f
91,000
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 94,939
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
f
45,875
TransCanada Trust
105,000 5.875%,  8/15/2076
b
95,737
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
f
55,963
Transocean, Inc.
50,000 11.500%,  1/30/2027
f
52,438
69,350 8.750%,  2/15/2030
f
70,910
USA Compression Partners, LP/
USA Compression Finance
Corporation
65,000 6.875%,  4/1/2026 63,670
Valaris, Ltd.
57,000 8.375%,  4/30/2030
f
57,043
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
56,379
49,000 6.250%,  1/15/2030
f
46,740
40,000 4.125%,  8/15/2031
f
32,825
Venture Global LNG, Inc.
117,000 8.375%,  6/1/2031
f
115,018
Weatherford International, Ltd.
93,000 8.625%,  4/30/2030
f
93,712
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 35,840
Total 6,453,628
Financials (5.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 6.000%,  8/1/2029
f
15,967
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b,i
33,064
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 58,327
63,000 6.500%,  7/15/2025 63,073
114,000 3.000%,  10/29/2028 97,753
Air Lease Corporation
32,000 2.300%,  2/1/2025 30,312
24,000 3.375%,  7/1/2025 22,800
64,000 4.650%,  6/15/2026
b,k
56,361
45,000 3.125%,  12/1/2030 36,642
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,k
51,113
45,000 2.850%,  1/26/2028
f
38,182
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
37,000 6.750%,  10/15/2027
f
34,410

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
Ally Financial, Inc.
$ 67,000 5.750%,  11/20/2025 $ 65,081
128,000 4.700%,  5/15/2026
b,i,k
87,839
45,000 8.000%,  11/1/2031 45,434
15,000 6.700%,  2/14/2033
i
13,021
American Express Company
65,000 3.950%,  8/1/2025 62,879
50,000 3.550%,  9/15/2026
b,k
39,699
102,000 2.550%,  3/4/2027 91,965
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 34,309
American International Group, Inc.
81,000 5.125%,  3/27/2033 75,367
AmWINS Group, Inc.
53,000 4.875%,  6/30/2029
f
46,440
Arbor Realty Trust, Inc.,
Convertible
75,000 7.500%,  8/1/2025
f
75,422
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,310
104,000 2.150%,  7/15/2026 91,245
Ares Capital Corporation,
Convertible
97,000 4.625%,  3/1/2024 98,394
Assurant, Inc.
61,000 6.100%,  2/27/2026 60,692
Australia & New Zealand Banking
Group, Ltd.
102,000 2.950%,  7/22/2030
b,f
94,686
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
f
46,120
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
83,651
BAC Capital Trust XIV
92,000
6.071%,  (TSFR3M +
0.662%), 10/18/2023
b,k
71,116
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
f
16,709
Banco Santander SA
25,000 4.750%,  11/12/2026
b,k
18,546
Bank of America Corporation
70,000 4.200%,  8/26/2024 68,774
158,000 6.250%,  9/5/2024
b,i,k
155,446
35,000 3.458%,  3/15/2025
b
34,533
83,000 6.100%,  3/17/2025
b,k
81,277
85,000 1.319%,  6/19/2026
b
77,951
32,000 1.197%,  10/24/2026
b
28,937
80,000 6.125%,  4/27/2027
b,k
76,650
70,000 1.734%,  7/22/2027
b
62,031
84,000 4.376%,  4/27/2028
b
79,317
134,000 3.593%,  7/21/2028
b
122,371
65,000 4.948%,  7/22/2028
b
62,456
125,000 5.819%,  9/15/2029
b
123,466
179,000 3.974%,  2/7/2030
b
160,760
159,000 2.687%,  4/22/2032
b
124,965
65,000 2.572%,  10/20/2032
b
49,946
82,000 2.972%,  2/4/2033
b
64,662
42,000 3.846%,  3/8/2037
b
34,161
Bank of Montreal
39,000 5.920%,  9/25/2025 38,914
60,000 5.203%,  2/1/2028 58,565
42,000 3.088%,  1/10/2037
b
31,297
Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
Bank of New York Mellon
Corporation
$ 65,000 4.596%,  7/26/2030
b
$ 61,182
Bank of Nova Scotia
66,000 5.250%,  12/6/2024 65,393
51,000 4.900%,  6/4/2025
b,k
46,645
45,000 1.050%,  3/2/2026 40,163
Barclays plc
34,000 4.375%,  9/11/2024 33,314
41,000 2.852%,  5/7/2026
b
38,677
80,000 5.501%,  8/9/2028
b
76,870
68,000 4.972%,  5/16/2029
b
63,524
51,000 6.224%,  5/9/2034
b
48,312
41,000 7.119%,  6/27/2034
b
39,488
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 107,347
Blackstone Mortgage Trust, Inc.,
Convertible
37,000 5.500%,  3/15/2027 32,907
Blue Owl Capital Corporation
45,000 4.250%,  1/15/2026 42,099
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 56,418
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
20,349
67,000 3.750%,  6/17/2026
f
59,461
BNP Paribas SA
67,000 2.819%,  11/19/2025
b,f
64,349
55,000 3.132%,  1/20/2033
b,f
43,213
BPCE SA
32,000 2.375%,  1/14/2025
f
30,322
Bread Financial Holdings, Inc.,
Convertible
37,000 4.250%,  6/15/2028
f
39,890
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 61,472
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
19,000 4.500%,  4/1/2027
f
15,834
Canadian Imperial Bank of
Commerce
67,000 3.945%,  8/4/2025 64,685
37,000 5.926%,  10/2/2026
e
36,991
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,k
21,017
61,000 3.273%,  3/1/2030
b
51,026
Capital One NA
48,000 2.280%,  1/28/2026
b
45,331
Castlelake Aviation Finance DAC
29,000 5.000%,  4/15/2027
f
26,487
Centene Corporation
167,000 3.000%,  10/15/2030 134,704
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,k
122,973
79,000 0.900%,  3/11/2026 70,029
88,000 4.000%,  6/1/2026
b,k
73,498
39,000 5.875%,  8/24/2026 38,872
25,000 5.000%,  6/1/2027
b,k
20,893
59,000 2.000%,  3/20/2028 49,787
40,000 6.136%,  8/24/2034
b
38,910

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
Citigroup, Inc.
$ 78,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
b,k
$ 77,851
37,000 5.000%,  9/12/2024
b,k
34,990
105,000 3.352%,  4/24/2025
b
103,127
85,000 5.500%,  9/13/2025 83,974
37,000 1.281%,  11/3/2025
b
34,945
105,000 3.875%,  2/18/2026
b,k
89,601
38,000 4.150%,  11/15/2026
b,k
30,414
159,000 1.122%,  1/28/2027
b
141,688
91,000 1.462%,  6/9/2027
b
80,438
78,000 3.070%,  2/24/2028
b
70,754
29,000 7.375%,  5/15/2028
b,i,k
28,139
55,000 7.625%,  11/15/2028
b,k
53,658
180,000 4.075%,  4/23/2029
b
165,661
41,000 6.174%,  5/25/2034
b
39,181
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,k
48,174
CNA Financial Corporation
40,000 3.950%,  5/15/2024 39,476
Coinbase Global, Inc., Convertible
281,000 0.500%,  6/1/2026 210,919
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i,k
38,484
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
f
41,085
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
32,206
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
b
40,236
42,000 6.050%,  9/15/2033
f
40,820
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 81,928
Corporate Office Properties, LP,
Convertible
24,000 5.250%,  9/15/2028
f
24,036
Credit Acceptance Corporation
100,000 5.125%,  12/31/2024
f
97,397
Credit Agricole SA
45,000 3.250%,  1/14/2030
f
37,556
Credit Suisse Group AG
22,000 7.500%,  12/11/2023
*,b,k,l
2,090
32,000 7.250%,  9/12/2025
b,f,k,l
3,040
Dai-ichi Life Insurance Company,
Ltd.
80,000 5.100%,  10/28/2024
b,f,k
78,435
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
137,461
64,000 2.311%,  11/16/2027
b
55,730
62,000 3.742%,  1/7/2033
b
44,491
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
82,353
Discover Financial Services
19,000 6.700%,  11/29/2032 18,366
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
88,972
Elevance Health, Inc.
79,000 5.350%,  10/15/2025 78,502
124,000 2.550%,  3/15/2031 100,486
Enact Holdings, Inc.
37,000 6.500%,  8/15/2025
f
36,442
Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
Encore Capital Group, Inc.,
Convertible
$ 91,000 4.000%,  3/15/2029
f
$ 87,172
Extra Space Storage, LP
44,000 2.400%,  10/15/2031 33,685
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,k
75,229
44,000 4.772%,  7/28/2030
b
39,943
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 101,746
First Horizon Bank
67,000 5.750%,  5/1/2030 59,970
First-Citizens Bank & Trust
Company
89,000 6.125%,  3/9/2028 88,399
Fortress Transportation and
Infrastructure Investors, LLC
65,000 6.500%,  10/1/2025
f
63,885
24,000 9.750%,  8/1/2027
f
24,824
15,000 5.500%,  5/1/2028
f
13,599
Freedom Mortgage Corporation
22,000 12.000%,  10/1/2028
f
22,371
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 41,237
45,000 2.625%,  1/15/2027 38,535
GGAM Finance, Ltd.
57,000 7.750%,  5/15/2026
f
56,430
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
103,000 3.750%,  12/15/2027
f
79,747
Goldman Sachs Group, Inc.
46,000 5.500%,  8/10/2024
b,i,k
44,838
31,000 3.500%,  4/1/2025 29,849
52,000 4.250%,  10/21/2025 50,111
51,000 0.855%,  2/12/2026
b
47,263
33,000 3.650%,  8/10/2026
b,k
26,601
57,000 4.125%,  11/10/2026
b,k
46,622
60,000 1.948%,  10/21/2027
b
52,977
42,000 2.640%,  2/24/2028
b
37,452
124,000 3.615%,  3/15/2028
b
114,412
86,000 4.482%,  8/23/2028
b
81,400
90,000 3.814%,  4/23/2029
b
81,723
44,000 3.800%,  3/15/2030 38,826
44,000 2.615%,  4/22/2032
b
34,367
45,000 2.383%,  7/21/2032
b
34,271
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 38,600
66,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
b,f
56,108
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
f
8,685
74,000 3.750%,  8/15/2028
f
71,919
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
64,198
20,000 6.375%,  3/30/2025
b,k
19,212
39,000 2.633%,  11/7/2025
b
37,370
41,000 1.645%,  4/18/2026
b
38,106
41,000 1.589%,  5/24/2027
b
36,152
64,000 2.251%,  11/22/2027
b
56,494
126,000 4.583%,  6/19/2029
b
116,492
47,000 4.600%,  12/17/2030
b,k
35,517

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
$ 53,000 2.804%,  5/24/2032
b
$ 41,051
HUB International, Ltd.
78,000 5.625%,  12/1/2029
f
67,919
Huntington Bancshares, Inc.
76,000 4.450%,  10/15/2027
b,k
61,474
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
55,000 6.375%,  12/15/2025 52,320
65,000 5.250%,  5/15/2027 57,134
ING Groep NV
90,000 1.726%,  4/1/2027
b
80,522
46,000 6.083%,  9/11/2027
b
45,796
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 58,321
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 50,323
J.P. Morgan Chase & Company
44,000
8.934%,  (TSFR3M +
3.562%), 11/1/2023
b,i,k
44,149
111,000 5.000%,  8/1/2024
b,k
107,289
145,000 4.023%,  12/5/2024
b
144,356
73,000 4.600%,  2/1/2025
b,k
68,291
63,000 1.561%,  12/10/2025
b
59,540
31,000 2.083%,  4/22/2026
b
29,097
40,000 3.650%,  6/1/2026
b,k
34,914
190,000 1.045%,  11/19/2026
b
170,755
90,000 1.578%,  4/22/2027
b
80,319
81,000 2.947%,  2/24/2028
b
73,479
134,000 4.005%,  4/23/2029
b
123,491
45,000 2.069%,  6/1/2029
b
37,917
179,000 4.493%,  3/24/2031
b
163,896
42,000 2.963%,  1/25/2033
b
33,437
44,000 4.912%,  7/25/2033
b
40,482
42,000 5.717%,  9/14/2033
b
40,374
29,000 5.350%,  6/1/2034
b
27,500
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
f
20,208
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 54,311
77,000 5.000%,  1/26/2033 64,816
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 49,690
Lincoln National Corporation
50,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
b,i
34,785
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
126,831
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
52,312
M&T Bank Corporation
116,000 3.500%,  9/1/2026
b,k
81,576
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,f
77,750
Manufacturers & Traders Trust
Company
83,000 4.700%,  1/27/2028 76,655
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 31,451
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,k
77,707
44,000 5.875%,  3/15/2028
b,k
41,328
Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
$ 57,000 6.400%,  12/15/2036 $ 55,696
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
f
61,861
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 84,556
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 37,823
91,000 1.538%,  7/20/2027
b
80,601
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
b
85,769
93,000 2.564%,  9/13/2031 70,385
40,000 5.748%,  7/6/2034
b
38,183
Molina Healthcare, Inc.
54,000 4.375%,  6/15/2028
f
48,387
Morgan Stanley
34,000
5.816%,  (SOFRRATE +
0.466%), 11/10/2023
b
34,000
34,000 2.720%,  7/22/2025
b
32,996
88,000 1.164%,  10/21/2025
b
83,069
24,000 5.000%,  11/24/2025 23,523
69,000 2.188%,  4/28/2026
b
64,818
76,000 6.138%,  10/16/2026
b
76,072
39,000 0.985%,  12/10/2026
b
34,794
90,000 1.593%,  5/4/2027
b
80,107
93,000 1.512%,  7/20/2027
b
82,174
28,000 5.123%,  2/1/2029
b
26,964
134,000 3.622%,  4/1/2031
b
115,437
42,000 2.943%,  1/21/2033
b
33,075
44,000 4.889%,  7/20/2033
b
39,980
42,000 5.250%,  4/21/2034
b
38,996
47,000 5.424%,  7/21/2034
b
44,335
78,000 2.484%,  9/16/2036
b
56,658
MPT Operating Partnership, LP/
MPT Finance Corporation
50,000 5.250%,  8/1/2026 42,584
24,000 4.625%,  8/1/2029 16,998
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 36,324
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
f
46,301
NatWest Group plc
65,000 4.269%,  3/22/2025
b
64,304
45,000 4.892%,  5/18/2029
b
42,088
67,000 3.754%,  11/1/2029
b
63,794
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
55,000 4.500%,  9/30/2028
f
41,777
New York Life Global Funding
43,000 4.550%,  1/28/2033
f
39,420
NFP Corporation
35,000 6.875%,  8/15/2028
f
29,984
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
164,850
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 36,366
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 55,591
Northern Trust Corporation
65,000 4.000%,  5/10/2027 61,485
Office Properties Income Trust
25,000 2.650%,  6/15/2026 17,007

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
Omega Healthcare Investors, Inc.
$ 46,000 4.750%,  1/15/2028 $ 42,571
45,000 3.375%,  2/1/2031 35,181
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 63,493
165,000 3.875%,  9/15/2028 132,436
Park Intermediate Holdings, LLC
93,000 4.875%,  5/15/2029
f
78,673
Pebblebrook Hotel Trust,
Convertible
304,000 1.750%,  12/15/2026 252,138
Pine Street Trust I
45,000 4.572%,  2/15/2029
f
40,492
PNC Bank NA
45,000 2.700%,  10/22/2029 36,610
PNC Financial Services Group,
Inc.
102,000 5.671%,  10/28/2025
b
101,213
60,000 3.400%,  9/15/2026
b,k
44,386
57,000 6.200%,  9/15/2027
b,k
52,383
36,000 5.582%,  6/12/2029
b
34,924
58,000 6.250%,  3/15/2030
b,k
49,718
PRA Group, Inc.
53,000 7.375%,  9/1/2025
f
51,609
44,000 8.375%,  2/1/2028
f
40,040
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
59,513
Prologis, LP
75,000 3.375%,  12/15/2027 68,959
Provident Financing Trust I
42,000 7.405%,  3/15/2038 41,424
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
36,168
43,000 6.750%,  3/1/2053
b
41,577
136,000 5.200%,  3/15/2044
b,i
133,059
42,000 3.700%,  10/1/2050
b
34,158
Public Storage Operating
Company
43,000 5.100%,  8/1/2033 41,104
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
b,f,k
38,022
Quicken Loans, LLC
24,000 3.875%,  3/1/2031
f
19,137
Radian Group, Inc.
45,000 4.875%,  3/15/2027 42,047
Realty Income Corporation
45,000 4.875%,  6/1/2026 44,161
50,000 3.950%,  8/15/2027 46,880
53,000 5.625%,  10/13/2032 51,238
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 11,627
Regions Financial Corporation
40,000 2.250%,  5/18/2025 37,314
49,000 5.750%,  6/15/2025
b,i,k
46,490
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 42,453
RLJ Lodging Trust, LP
25,000 3.750%,  7/1/2026
f
22,610
68,000 4.000%,  9/15/2029
f
55,688
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
49,604
Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
Royal Bank of Canada
$ 78,000 0.750%,  10/7/2024 $ 73,997
53,000 5.000%,  2/1/2033 49,383
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 85,599
41,000 2.490%,  1/6/2028
b
35,599
42,000 6.499%,  3/9/2029
b
40,961
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
80,472
Service Properties Trust
31,000 4.650%,  3/15/2024 30,577
16,000 4.350%,  10/1/2024 15,349
55,000 7.500%,  9/15/2025 54,034
70,000 5.500%,  12/15/2027 59,824
Simon Property Group, LP
73,000 2.650%,  7/15/2030 60,053
SLM Corporation
30,000 4.200%,  10/29/2025 28,071
Societe Generale SA
39,000 2.625%,  10/16/2024
f
37,484
41,000 1.488%,  12/14/2026
b,f
36,603
Spirit Realty, LP
75,000 3.200%,  1/15/2027 67,944
Standard Chartered plc
41,000 0.991%,  1/12/2025
b,f
40,321
40,000 6.000%,  7/26/2025
b,f,i,k
37,988
63,000 2.608%,  1/12/2028
b,f
55,770
Starwood Property Trust, Inc.,
Convertible
117,000 6.750%,  7/15/2027 119,867
State Street Corporation
36,000 5.272%,  8/3/2026 35,662
44,000 4.421%,  5/13/2033
b
39,473
Sumitomo Life Insurance Company
95,000 3.375%,  4/15/2081
b,f
78,953
Sumitomo Mitsui Financial Group,
Inc.
39,000 2.448%,  9/27/2024 37,665
63,000 2.174%,  1/14/2027 56,034
75,000 5.716%,  9/14/2028 74,020
67,000 2.142%,  9/23/2030 51,729
54,000 5.766%,  1/13/2033 52,775
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
31,882
Summit Hotel Properties, Inc.,
Convertible
101,000 1.500%,  2/15/2026 84,840
Synchrony Financial
38,000 4.250%,  8/15/2024 37,111
15,000 7.250%,  2/2/2033 13,239
Synovus Bank
40,000 5.625%,  2/15/2028 36,243
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
31,835
39,000 5.156%,  1/10/2028 38,064
57,000 5.523%,  7/17/2028 56,261
44,000 4.456%,  6/8/2032 39,458
Truist Bank
42,000 2.250%,  3/11/2030 32,149
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
73,195
37,000 1.887%,  6/7/2029
b
30,384
95,000 5.100%,  3/1/2030
b,k
81,221

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Financials (5.3%) - continued
U.S. Bancorp
$ 74,000 5.727%,  10/21/2026
b
$ 73,384
65,000 4.548%,  7/22/2028
b
61,055
19,000 5.836%,  6/12/2034
b
17,920
UBS Group AG
34,000 2.593%,  9/11/2025
b,f
32,724
78,000 2.193%,  6/5/2026
b,f
72,545
88,000 3.869%,  1/12/2029
b,f
79,709
UDR, Inc.
89,000 3.000%,  8/15/2031 72,279
United Wholesale Mortgage, LLC
16,000 5.500%,  11/15/2025
f
15,219
39,000 5.500%,  4/15/2029
f
32,955
UnitedHealth Group, Inc.
91,000 5.250%,  2/15/2028 91,155
88,000 4.200%,  5/15/2032 80,319
USB Realty Corporation
49,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
b,f,k
35,643
USI, Inc./NY
20,000 6.875%,  5/1/2025
f
19,846
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,513
Ventas Realty, LP, Convertible
167,000 3.750%,  6/1/2026
f
162,742
Wells Fargo & Company
106,000 2.406%,  10/30/2025
b
101,580
116,000 3.900%,  3/15/2026
b,k
101,308
119,000 2.188%,  4/30/2026
b
111,733
50,000
6.070%,  (TSFR3M +
0.762%), 1/15/2027
b
47,393
41,000 3.526%,  3/24/2028
b
37,653
89,000 3.584%,  5/22/2028
b
81,479
65,000 4.808%,  7/25/2028
b
62,028
58,000 7.625%,  9/15/2028
b,k
58,474
90,000 4.478%,  4/4/2031
b
81,652
29,000 5.389%,  4/24/2034
b
27,112
40,000 5.557%,  7/25/2034
b
37,875
Welltower OP, LLC
45,000 2.050%,  1/15/2029 37,196
50,000 2.800%,  6/1/2031 40,012
Welltower OP, LLC, Convertible
253,000 2.750%,  5/15/2028
f
258,195
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
57,862
Willis North America, Inc.
90,000 4.500%,  9/15/2028 84,400
XHR, LP
25,000 6.375%,  8/15/2025
f,i
24,545
27,000 4.875%,  6/1/2029
f
22,950
Total 20,781,625
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
66,088
Total 66,088
Mortgage-Backed Securities (12.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,850,253 2.500%,  5/1/2051 1,476,597
1,025,901 3.500%,  5/1/2052 883,436
Principal
Amount Long-Term Fixed Income (44.0%) Value
Mortgage-Backed Securities (12.9%) -
continued
$ 1,124,180 4.000%,  5/1/2052 $ 1,008,932
3,252,970 3.500%,  6/1/2052 2,803,280
2,821,855 5.000%,  7/1/2053 2,671,173
769,854 5.500%,  7/1/2053 746,956
400,000 5.500%,  9/1/2053 388,101
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,227,387 2.500%,  7/1/2030 1,118,775
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
937,809 3.500%,  5/1/2040 833,126
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,822,827 3.000%,  1/1/2052 2,349,999
420,525 2.000%,  2/1/2051 322,087
270,824 2.000%,  2/1/2051 207,107
1,286,086 2.500%,  2/1/2051 1,030,568
1,384,315 2.500%,  2/1/2051 1,107,053
2,667,686 2.000%,  3/1/2051 2,038,828
2,907,181 3.000%,  3/1/2052 2,410,952
1,822,681 2.000%,  4/1/2051 1,392,825
1,730,666 3.000%,  4/1/2051 1,436,834
1,791,398 3.000%,  5/1/2050 1,498,886
495,203 2.000%,  5/1/2051 377,670
924,599 3.000%,  5/1/2051 777,308
964,497 3.000%,  6/1/2050 814,709
1,618,683 5.000%,  6/1/2053 1,534,754
2,120,505 2.500%,  7/1/2051 1,692,732
715,393 3.500%,  7/1/2051 625,550
867,384 2.500%,  8/1/2050 700,225
1,511,365 3.500%,  8/1/2050 1,322,953
1,269,324 3.500%,  9/1/2052 1,097,505
937,442 4.500%,  9/1/2053 861,722
1,871,762 4.000%,  10/1/2052 1,671,876
515,444 2.000%,  11/1/2051 393,579
2,031,712 2.000%,  12/1/2050 1,556,177
3,532,622 4.500%,  12/1/2052 3,257,882
2,050,000 4.000%,  10/1/2048
e
1,824,980
1,300,000 4.500%,  10/1/2048
e
1,193,562
2,525,000 5.000%,  10/1/2048
e
2,382,180
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,336,394 2.500%,  3/1/2062 1,793,080
845,378 3.500%,  7/1/2061 719,004
967,128 4.000%,  12/1/2061 861,331
Total 51,184,294
Technology (1.5%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 39,545
Akamai Technologies, Inc.,
Convertible
67,000 0.125%,  5/1/2025 79,020
204,000 0.375%,  9/1/2027 212,466
109,000 1.125%,  2/15/2029
f
109,926
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 17,373
Apple, Inc.
114,000 2.200%,  9/11/2029 97,805

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Technology (1.5%) - continued
$ 83,000 1.650%,  2/8/2031 $ 65,749
AthenaHealth Group, Inc.
113,000 6.500%,  2/15/2030
f
94,525
Block, Inc., Convertible
43,000 0.125%,  3/1/2025 39,904
172,000 0.250%,  11/1/2027 129,107
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 62,954
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
36,998
Cloud Software Group, Inc.
65,000 6.500%,  3/31/2029
f
57,482
24,000 9.000%,  9/30/2029
f
20,856
CommScope Technologies, LLC
31,000 6.000%,  6/15/2025
f
29,511
CommScope, Inc.
50,000 7.125%,  7/1/2028
f
29,915
CSG Systems International, Inc.,
Convertible
58,000 3.875%,  9/15/2028
f
56,440
Dell International, LLC/EMC
Corporation
58,000 5.250%,  2/1/2028 57,114
29,000 5.300%,  10/1/2029 28,152
Euronet Worldwide, Inc.,
Convertible
76,000 0.750%,  3/15/2049
i
69,825
Fiserv, Inc.
72,000 2.750%,  7/1/2024 70,267
89,000 4.200%,  10/1/2028 83,453
20,000 5.600%,  3/2/2033 19,384
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
38,496
110,000 3.750%,  10/1/2030
f
92,312
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,197
64,000 4.950%,  8/15/2027 61,508
45,000 3.200%,  8/15/2029 38,269
II-VI, Inc.
26,000 5.000%,  12/15/2029
f,i
22,543
Intel Corporation
84,000 5.125%,  2/10/2030 82,427
InterDigital, Inc., Convertible
214,000 3.500%,  6/1/2027 251,857
Iron Mountain, Inc.
63,000 4.875%,  9/15/2027
f
58,108
120,000 5.000%,  7/15/2028
f
109,146
47,000 4.875%,  9/15/2029
f
41,193
66,000 4.500%,  2/15/2031
f
54,283
Jabil, Inc.
41,000 5.450%,  2/1/2029 39,870
Lumentum Holdings, Inc.,
Convertible
147,000 0.250%,  3/15/2024 145,530
278,000 0.500%,  6/15/2028
i
201,911
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 35,597
Mastercard, Inc.
40,000 2.000%,  11/18/2031 31,378
Microchip Technology, Inc.,
Convertible
259,000 0.125%,  11/15/2024
i
271,950
Principal
Amount Long-Term Fixed Income (44.0%) Value
Technology (1.5%) - continued
Moody's Corporation
$ 42,000 4.250%,  8/8/2032 $ 38,112
NCR Corporation
89,000 5.125%,  4/15/2029
f
78,414
88,000 6.125%,  9/1/2029
f
90,246
NVIDIA Corporation
22,000 2.850%,  4/1/2030 19,194
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024 47,760
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,145
45,000 4.300%,  6/18/2029 41,225
ON Semiconductor Corporation,
Convertible
237,000 Zero Coupon,  5/1/2027 426,600
7,000 0.500%,  3/1/2029
f
7,686
Open Text Corporation
74,000 3.875%,  12/1/2029
f
60,829
80,000 4.125%,  2/15/2030
f
66,928
Oracle Corporation
43,000 6.150%,  11/9/2029 43,652
112,000 2.950%,  4/1/2030 94,246
64,000 6.250%,  11/9/2032 64,791
PayPal Holdings, Inc.
45,000 2.850%,  10/1/2029 39,010
52,000 2.300%,  6/1/2030 42,496
Progress Software Corporation,
Convertible
75,000 1.000%,  4/15/2026 77,175
PTC, Inc.
40,000 3.625%,  2/15/2025
f
38,441
60,000 4.000%,  2/15/2028
f
53,775
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f
25,151
RingCentral, Inc.
55,000 8.500%,  8/15/2030
f
53,130
S&P Global, Inc.
41,000 2.900%,  3/1/2032 33,744
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 92,658
Seagate HDD Cayman
34,000 8.500%,  7/15/2031
f,i
34,877
90,330 9.625%,  12/1/2032
f
97,334
Semtech Corporation, Convertible
82,000 1.625%,  11/1/2027
f
76,629
Sensata Technologies, Inc.
58,000 3.750%,  2/15/2031
f
46,941
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
f
18,857
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
f
169,855
Verint Systems, Inc., Convertible
119,000 0.250%,  4/15/2026 101,596
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
44,710
Viavi Solutions, Inc., Convertible
87,000 1.625%,  3/15/2026
f
83,042
Vishay Intertechnology, Inc.,
Convertible
386,000 2.250%,  9/15/2030
f
378,087

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Technology (1.5%) - continued
VMware, Inc.
$ 91,000 1.400%,  8/15/2026 $ 80,272
56,000 2.200%,  8/15/2031 42,259
Xilinx, Inc.
28,000 2.375%,  6/1/2030 23,181
Ziff Davis, Inc., Convertible
202,000 1.750%,  11/1/2026 185,739
Total 6,035,133
Transportation (0.6%)
Air Transport Services Group, Inc.,
Convertible
137,000 3.875%,  8/15/2029
f
134,465
Allegiant Travel Company
46,000 7.250%,  8/15/2027
f
43,298
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
f
16,105
American Airlines, Inc.
156,000 11.750%,  7/15/2025
f
167,699
42,000 7.250%,  2/15/2028
f
40,156
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
147,583 5.500%,  4/20/2026
f
144,139
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
f
31,107
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 74,051
CSX Corporation
45,000 4.250%,  3/15/2029 42,623
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
i
75,369
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
71,912 4.500%,  10/20/2025
f
69,848
ERAC USA Finance, LLC
84,000 3.850%,  11/15/2024
f
82,038
Hawaiian Brand Intellectual
Property, Ltd.
80,000 5.750%,  1/20/2026
f
71,989
Hertz Corporation
45,000 4.625%,  12/1/2026
f
39,881
84,000 5.000%,  12/1/2029
f
65,765
JetBlue Airways Corporation,
Convertible
162,000 0.500%,  4/1/2026 125,242
Mileage Plus Holdings, LLC
88,500 6.500%,  6/20/2027
f
87,686
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 58,443
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
f
31,484
35,000 5.750%,  5/24/2026
f
34,485
47,000 1.700%,  6/15/2026
f
41,667
Rand Parent, LLC
61,000 8.500%,  2/15/2030
f
56,431
Ryder System, Inc.
37,000 2.850%,  3/1/2027 33,667
Southwest Airlines Company
42,000 5.125%,  6/15/2027 40,952
45,000 2.625%,  2/10/2030 37,075
Principal
Amount Long-Term Fixed Income (44.0%) Value
Transportation (0.6%) - continued
Southwest Airlines Company,
Convertible
$ 286,000 1.250%,  5/1/2025
i
$ 283,855
Union Pacific Corporation
45,000 2.150%,  2/5/2027 40,621
United Airlines, Inc.
55,000 4.375%,  4/15/2026
f
50,863
46,000 4.625%,  4/15/2029
f
39,538
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
f,i
14,641
75,000 6.375%,  2/1/2030
f
57,927
XPO Escrow Sub, LLC
62,000 7.500%,  11/15/2027
f
62,684
Total 2,195,794
U.S. Government & Agencies (4.8%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 797,695
2,190,000 3.250%,  5/15/2042 1,745,156
4,510,000 3.375%,  8/15/2042 3,654,157
U.S. Treasury Notes
2,830,000 0.125%,  2/15/2024 2,775,169
1,550,000 0.500%,  3/31/2025 1,444,346
1,620,000 0.500%,  2/28/2026 1,458,506
870,000 0.500%,  4/30/2027 750,103
1,550,000 1.125%,  2/29/2028 1,333,606
3,100,000 4.125%,  7/31/2028 3,033,156
715,000 1.375%,  11/15/2031 560,437
900,000 4.125%,  11/15/2032 868,008
487,000 3.375%,  5/15/2033 441,648
Total 18,861,987
Utilities (1.3%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 41,178
AES Corporation
72,000 3.950%,  7/15/2030
f
62,058
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
40,750
Alliant Energy Corporation,
Convertible
110,000 3.875%,  3/15/2026
f
106,260
Ameren Corporation
45,000 1.750%,  3/15/2028 38,140
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 61,823
44,000 2.300%,  3/1/2030 35,356
20,000 5.625%,  3/1/2033 19,353
American Water Capital
Corporation, Convertible
143,000 3.625%,  6/15/2026
f
137,823
Arizona Public Service Company
37,000 5.550%,  8/1/2033 35,867
Calpine Corporation
56,000 4.500%,  2/15/2028
f
50,469
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,918
56,000 1.450%,  6/1/2026 50,157
67,000 2.650%,  6/1/2031 53,513

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (44.0%) Value
Utilities (1.3%) - continued
CenterPoint Energy, Inc.,
Convertible
$ 60,000 4.250%,  8/15/2026
f
$ 58,530
CMS Energy Corporation,
Convertible
144,000 3.375%,  5/1/2028
f,i
135,000
Constellation Energy Generation,
LLC
41,000 5.800%,  3/1/2033 39,976
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 34,073
45,000 3.375%,  4/1/2030 38,711
DTE Energy Company
65,000 4.220%,  11/1/2024 63,788
42,000 4.875%,  6/1/2028 40,590
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
41,258
22,000 4.875%,  9/16/2024
b,k
21,412
89,000 2.450%,  6/1/2030 72,266
43,000 4.500%,  8/15/2032 38,681
44,000 5.750%,  9/15/2033 43,226
Duke Energy Corporation,
Convertible
344,000 4.125%,  4/15/2026
f
333,852
Edison International
54,000 4.950%,  4/15/2025 52,921
55,000 5.000%,  12/15/2026
b,k
47,007
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
82,128
Entergy Corporation
34,000 0.900%,  9/15/2025 30,870
45,000 1.900%,  6/15/2028 38,004
Evergy, Inc.
34,000 2.450%,  9/15/2024 32,845
Eversource Energy
90,000 4.600%,  7/1/2027 86,562
40,000 5.125%,  5/15/2033 37,205
Exelon Corporation
45,000 4.050%,  4/15/2030 40,500
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
90,678
FirstEnergy Corporation,
Convertible
207,000 4.000%,  5/1/2026
f
199,237
Florida Power & Light Company
42,000 4.400%,  5/15/2028 40,498
Georgia Power Company
25,000 4.950%,  5/17/2033 23,433
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
f
41,895
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
f
62,651
National Rural Utilities Cooperative
Finance Corporation
75,000 3.450%,  6/15/2025 72,164
37,000 5.050%,  9/15/2028 36,349
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
b
26,242
40,000 6.051%,  3/1/2025 40,061
60,000 5.749%,  9/1/2025 59,831
45,000 2.250%,  6/1/2030 36,026
Principal
Amount Long-Term Fixed Income (44.0%) Value
Utilities (1.3%) - continued
NextEra Energy Operating
Partners, LP
$ 125,000 3.875%,  10/15/2026
f
$ 113,177
NextEra Energy Partners, LP,
Convertible
52,000 Zero Coupon,  6/15/2024
f,i
49,322
208,000 Zero Coupon,  11/15/2025
f
173,680
NiSource, Inc.
45,000 2.950%,  9/1/2029 38,785
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
30,768
46,000 10.250%,  3/15/2028
b,f,k
45,053
24,000 3.375%,  2/15/2029
f
19,425
35,000 5.250%,  6/15/2029
f
30,897
NRG Energy, Inc., Convertible
254,000 2.750%,  6/1/2048 268,732
PG&E Corporation
65,000 5.000%,  7/1/2028
i
58,876
PPL Capital Funding, Inc.,
Convertible
176,000 2.875%,  3/15/2028
f
160,160
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 34,523
Sempra
84,000 4.875%,  10/15/2025
b,k
79,589
56,000 3.400%,  2/1/2028 50,970
Southern California Edison
Company
21,000 5.950%,  11/1/2032 20,944
Southern Company
44,000 4.475%,  8/1/2024 43,362
53,000 5.700%,  10/15/2032 52,058
35,000 4.000%,  1/15/2051
b
32,374
109,000 3.750%,  9/15/2051
b
95,069
Southern Company, Convertible
342,000 3.875%,  12/15/2025
f
332,424
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
f
56,381
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
f
94,380
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
f
85,749
132,000 5.000%,  7/31/2027
f
121,359
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 42,099
64,000 4.600%,  6/1/2032 58,077
Total 5,092,368
Total Long-Term Fixed Income
(cost $188,333,388) 174,152,261
Shares Common Stock ( 31.6% ) Value
Communications Services (2.4%)
4,940 Alphabet, Inc., Class A
m
646,449
25,881 Alphabet, Inc., Class C
m
3,412,410
22,839 Comcast Corporation 1,012,681
23,617 DISH Network Corporation
m
138,396
625 Emerald Holding, Inc.
m
2,825
352 Liberty Latin America, Ltd., Class
A
m
2,872
6,777 Meta Platforms, Inc.
m
2,034,523
929 Netflix, Inc.
m
350,790
19,211 QuinStreet, Inc.
m
172,323

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Communications Services (2.4%) - continued
32,994 Verizon Communications, Inc. $ 1,069,336
3,687 Walt Disney Company
m
298,831
22,120 Warner Brothers Discovery, Inc.
m
240,223
316 Windstream Services, LLC
m
3,002
4,051 Ziff Davis, Inc.
m
258,008
Total 9,642,669
Consumer Discretionary (3.4%)
21,638 Amazon.com, Inc.
m
2,750,623
7,027 Aptiv plc
m
692,792
1,480 Bloomin' Brands, Inc. 36,393
301 Booking Holdings, Inc.
m
928,269
1,349 Boot Barn Holdings, Inc.
m
109,525
5,140 Cedar Fair, LP 190,180
220 Chipotle Mexican Grill, Inc.
m
403,003
9,624 Clarus Corporation 72,757
2,992 Columbia Sportswear Company 221,707
12,855 Cooper-Standard Holdings, Inc.
m
172,514
3,296 Crocs, Inc.
m
290,806
3,007 D.R. Horton, Inc. 323,162
1,433 Domino's Pizza, Inc. 542,806
11,562 Everi Holdings, Inc.
m
152,850
499 Ford Motor Company 6,198
5,755 General Motors Company 189,742
1,143 Grand Canyon Education, Inc.
m
133,594
1,566 Hilton Worldwide Holdings, Inc. 235,182
3,691 Home Depot, Inc. 1,115,273
3,263 Lowe's Companies, Inc. 678,182
623 Lululemon Athletica, Inc.
m
240,235
172 Marriott International, Inc./MD 33,808
1,155 McDonald's Corporation 304,273
741 Meritage Homes Corporation 90,691
94 NVR, Inc.
m
560,550
429 O'Reilly Automotive, Inc.
m
389,901
2,301 Papa John's International, Inc. 156,974
5,055 Skyline Champion Corporation
m
322,105
7,095 Sonos, Inc.
m
91,597
4,769 Sony Group Corporation ADR 393,013
10,554 Stoneridge, Inc.
m
211,819
5,013 Tesla, Inc.
m
1,254,353
28,626 ThredUp, Inc.
m
114,790
Total 13,409,667
Consumer Staples (1.8%)
4,965 Altria Group, Inc. 208,778
846 Archer-Daniels-Midland Company 63,805
6,575 BJ's Wholesale Club Holdings,
Inc.
m
469,258
1,189 Casey's General Stores, Inc. 322,837
10,445 Coca-Cola Company 584,711
3,463 Colgate-Palmolive Company 246,254
30,763 Coty, Inc.
m
337,470
2,339 John B. Sanfilippo & Son, Inc. 231,093
11,839 Kenvue, Inc. 237,727
3,172 Kimberly-Clark Corporation 383,336
4,009 Lamb Weston Holdings, Inc. 370,672
3,704 Mondelez International, Inc. 257,058
97 PepsiCo, Inc. 16,436
7,770 Philip Morris International, Inc. 719,347
7,660 Pilgrim's Pride Corporation
m
174,878
16,472 Primo Water Corporation 227,314
1,688 Procter & Gamble Company 246,212
5,943 Sysco Corporation 392,535
6,282 Turning Point Brands, Inc. 145,051
3,785 Tyson Foods, Inc. 191,105
Shares Common Stock (31.6%) Value
Consumer Staples (1.8%) - continued
5,491 US Foods Holding Corporation
m
$ 217,993
7,435 Walmart, Inc. 1,189,079
Total 7,232,949
Energy (1.7%)
9,396 BP plc ADR 363,813
567 Cheniere Energy, Inc. 94,099
3,731 Chesapeake Energy Corporation 321,724
1,974 Chevron Corporation 332,856
6,206 ConocoPhillips 743,479
10,881 Devon Energy Corporation 519,024
18,499 Enterprise Products Partners, LP 506,318
239 EQT Corporation 9,698
9,024 Exxon Mobil Corporation 1,061,042
13,379 Halliburton Company 541,849
4,770 Marathon Petroleum Corporation 721,892
23,973 NOV, Inc. 501,036
4,045 Permian Resources Corporation 56,468
3,449 Pioneer Natural Resources
Company 791,718
6,346 TechnipFMC plc 129,078
465 Viper Energy Partners, LP 12,964
Total 6,707,058
Financials (4.7%)
1,746 Allstate Corporation 194,522
20,184 Ally Financial, Inc. 538,509
3,841 American Express Company 573,039
6,845 American International Group, Inc. 414,807
1,670 Ameriprise Financial, Inc. 550,566
6,770 Arch Capital Group, Ltd.
m
539,637
25,319 Bank of America Corporation 693,234
107 Bank of Marin Bancorp 1,956
5,380 Bank of N.T. Butterfield & Son, Ltd. 145,690
10,093 Bank of New York Mellon
Corporation 430,466
1,533 Berkshire Hathaway, Inc.
m
537,010
300 BlackRock TCP Capital
Corporation 3,522
259 BlackRock, Inc. 167,441
714 Blackstone Mortgage Trust, Inc. 15,529
12,585 Bridgewater Bancshares, Inc.
m
119,306
3,415 Byline Bancorp, Inc. 67,310
2,634 Capital One Financial Corporation 255,630
1,597 Central Pacific Financial
Corporation 26,638
6,568 Charles Schwab Corporation 360,583
3,381 Chubb, Ltd. 703,857
1,198 Cincinnati Financial Corporation 122,543
2,156 Citigroup, Inc. 88,676
1,306 Citizens Financial Group, Inc. 35,001
6,429 Comerica, Inc. 267,125
656 Community Trust Bancorp, Inc. 22,475
451 Dime Community Bancshares, Inc. 9,002
2,399 Discover Financial Services 207,825
296 Eagle Bancorp, Inc. 6,349
1,172 Ellington Residential Mortgage
REIT 7,278
691 Encore Capital Group, Inc.
m
33,002
730 FactSet Research Systems, Inc. 319,200
4,426 Federated Hermes, Inc. 149,909
212 Financial Institutions, Inc. 3,568
1,882 First Horizon Corporation 20,740
148 First Mid-Illinois Bancshares, Inc. 3,931
1,025 Fiserv, Inc.
m
115,784

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Financials (4.7%) - continued
119 FS KKR Capital Corporation $ 2,343
3,069 Glacier Bancorp, Inc. 87,466
262 Golub Capital BDC, Inc. 3,844
516 Great Southern Bancorp, Inc. 24,727
1,610 Hanmi Financial Corporation 26,130
7,555 Heartland Financial USA, Inc. 222,344
450 Heritage Financial Corporation 7,339
547 Hometrust Bancshares, Inc. 11,853
3,349 Hope Bancorp, Inc. 29,639
2,859 Houlihan Lokey, Inc. 306,256
301 Independent Bank Corporation/MI 5,520
8,808 Intercontinental Exchange, Inc. 969,056
9,759 J.P. Morgan Chase & Company 1,415,250
684 Janus Henderson Group plc 17,661
2,173 Kinsale Capital Group, Inc. 899,904
449 Loews Corporation 28,426
2,686 M&T Bank Corporation 339,645
252 Marsh & McLennan Companies,
Inc. 47,956
3,312 Mastercard, Inc. 1,311,254
5,703 MetLife, Inc. 358,776
338 Metropolitan Bank Holding
Corporation
m
12,263
3,125 MGIC Investment Corporation 52,156
1,106 MidWestOne Financial Group, Inc. 22,485
3,189 Morgan Stanley 260,446
3,963 Nasdaq, Inc. 192,562
2,310 New York Community Bancorp,
Inc. 26,195
4,007 NU Holdings, Ltd./Cayman
Islands
m
29,051
12,664 PayPal Holdings, Inc.
m
740,337
78 PNC Financial Services Group,
Inc. 9,576
7,398 Radian Group, Inc. 185,764
6,373 Raymond James Financial, Inc. 640,040
2,764 RLI Corporation 375,600
199 SEI Investments Company 11,986
3,888 Triumph Financial, Inc.
m
251,904
229 TrustCo Bank Corporation NY 6,249
336 U.S. Bancorp 11,108
193 Veritex Holdings, Inc. 3,464
290 Visa, Inc. 66,703
5,184 Voya Financial, Inc. 344,477
22,201 Wells Fargo & Company 907,133
11,434 Western Alliance Bancorp 525,621
7,329 Zions Bancorp NA 255,709
Total 18,797,878
Health Care (3.9%)
4,421 Abbott Laboratories 428,174
1,568 Agilent Technologies, Inc. 175,334
149 Agiliti, Inc.
m
967
1,399 Align Technology, Inc.
m
427,143
1,398 Amgen, Inc. 375,726
3,125 AstraZeneca plc ADR 211,625
14,815 Avantor, Inc.
m
312,300
5,884 Baxter International, Inc. 222,062
1,282 Biogen, Inc.
m
329,487
2,603 Bio-Techne Corporation 177,186
5,133 Centene Corporation
m
353,561
1,820 Cigna Group 520,647
4,852 CVS Health Corporation 338,767
2,807 Danaher Corporation 696,417
441 Dentsply Sirona, Inc. 15,065
Shares Common Stock (31.6%) Value
Health Care (3.9%) - continued
3,748 Edwards Lifesciences
Corporation
m
$ 259,661
2,310 Elanco Animal Health, Inc.
m
25,964
1,231 Elevance Health, Inc. 536,002
207 Eli Lilly & Company 111,186
5,941 Enovis Corporation
m
313,269
6,678 Gilead Sciences, Inc. 500,449
6,577 Halozyme Therapeutics, Inc.
m
251,241
1,342 HCA Healthcare, Inc. 330,105
1,174 Hologic, Inc.
m
81,476
1,371 Intuitive Surgical, Inc.
m
400,730
3,497 Johnson & Johnson 544,658
3,102 Laboratory Corporation of America
Holdings 623,657
1,766 Lantheus Holdings, Inc.
m
122,702
31,664 Maravai LifeSciences Holdings,
Inc.
m
316,640
9,346 Medtronic plc 732,353
10,053 Merck & Company, Inc. 1,034,956
1,057 Molina Healthcare, Inc.
m
346,580
3,858 Novo Nordisk AS ADR
m
350,846
13,291 Pfizer, Inc. 440,862
4,693 Progyny, Inc.
m
159,656
1,842 QuidelOrtho Corporation
m
134,540
5,262 R1 RCM, Inc.
m
79,298
1,430 Sarepta Therapeutics, Inc.
m
173,345
840 Thermo Fisher Scientific, Inc. 425,183
2,107 UnitedHealth Group, Inc. 1,062,328
287 Vertex Pharmaceuticals, Inc.
m
99,801
15,734 Viemed Healthcare, Inc.
m
105,890
780 Waters Corporation
m
213,884
3,111 Zimmer Biomet Holdings, Inc. 349,116
4,453 Zoetis, Inc. 774,733
Total 15,485,572
Industrials (4.1%)
3,684 Advanced Drainage Systems, Inc. 419,350
8,814 Air Lease Corporation 347,360
1,744 AMETEK, Inc. 257,693
358 Armstrong World Industries, Inc. 25,776
3,886 ASGN, Inc.
m
317,408
1,447 Automatic Data Processing, Inc. 348,119
996 Axon Enterprise, Inc.
m
198,194
13,608 Badger Infrastructure Solutions,
Ltd. 347,551
6,389 Barnes Group, Inc. 217,034
301 Boise Cascade Company 31,015
904 Carlisle Companies, Inc. 234,371
136 Caterpillar, Inc. 37,128
3,534 Cimpress plc
m
247,415
204 Cintas Corporation 98,126
24,881 CNH Industrial NV 301,060
19,086 CSX Corporation 586,895
963 Cummins, Inc. 220,007
799 Curtiss-Wright Corporation 156,308
510 Deere & Company 192,464
9,892 Delta Air Lines, Inc. 366,004
6,574 ExlService Holdings, Inc.
m
184,335
11,684 Fastenal Company 638,414
1,609 Ferguson plc 264,632
6,937 Flowserve Corporation 275,885
6,495 Fluor Corporation
m
238,367
2,161 General Dynamics Corporation 477,516
137 Gibraltar Industries, Inc.
m
9,249
87 Gorman-Rupp Company 2,862

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Industrials (4.1%) - continued
4,873 Greenbrier Companies, Inc. $ 194,920
5,183 Helios Technologies, Inc. 287,553
1,563 Honeywell International, Inc. 288,749
11,203 Howmet Aerospace, Inc. 518,139
178 Hubbell, Inc. 55,787
18,774 Janus International Group, Inc.
m
200,882
1,198 JB Hunt Transport Services, Inc. 225,847
3,857 Johnson Controls International plc 205,231
2,052 L3Harris Technologies, Inc. 357,294
1,156 Lincoln Electric Holdings, Inc. 210,149
3,744 ManpowerGroup, Inc. 274,510
813 Masco Corporation 43,455
15,192 Masterbrand, Inc.
m
184,583
3,572 Maximus, Inc. 266,757
4,974 Miller Industries, Inc. 195,031
1,417 Moog, Inc. 160,064
811 Northrop Grumman Corporation 356,994
1,297 Old Dominion Freight Line, Inc. 530,655
1,862 Oshkosh Corporation 177,691
1,544 Owens Corning, Inc. 210,617
1,573 Parker-Hannifin Corporation 612,715
2,532 Pentair plc 163,947
1,599 Quanta Services, Inc. 299,125
3,785 RB Global, Inc. 236,562
9,693 Schneider National, Inc. 268,399
595 Simpson Manufacturing Company,
Inc. 89,137
3,062 Tennant Company 227,047
5,719 Timken Company 420,289
12,395 Uber Technologies, Inc.
m
570,046
3,372 United Parcel Service, Inc. 525,594
1,986 United Rentals, Inc. 882,916
Total 16,281,223
Information Technology (6.6%)
1,717 Adobe, Inc.
m
875,498
5,144 Advanced Micro Devices, Inc.
m
528,906
1,831 Amphenol Corporation 153,786
834 ANSYS, Inc.
m
248,157
17,764 Apple, Inc. 3,041,374
3,558 Applied Materials, Inc. 492,605
979 Autodesk, Inc.
m
202,565
56 Broadcom, Inc. 46,512
1,869 Calix, Inc.
m
85,675
8,146 Ciena Corporation
m
384,980
37,592 Cisco Systems, Inc. 2,020,946
5,865 Cohu, Inc.
m
201,991
2,137 Crane NXT Company 118,753
18,599 Dropbox, Inc.
m
506,451
1,520 Enphase Energy, Inc.
m
182,628
1,325 FormFactor, Inc.
m
46,295
3,648 Fortinet, Inc.
m
214,065
12,955 Gilat Satellite Networks, Ltd.
m
83,301
2,741 Guidewire Software, Inc.
m
246,690
691 Insight Enterprises, Inc.
m
100,540
386 KLA Corporation 177,043
13,897 Knowles Corporation
m
205,815
146 Lam Research Corporation 91,508
802 Littelfuse, Inc. 198,351
1,304 Microchip Technology, Inc. 101,777
16,874 Microsoft Corporation 5,327,965
526 NetApp, Inc. 39,913
1,427 NICE, Ltd. ADR
i,m
242,590
5,686 NVIDIA Corporation 2,473,353
3,583 ON Semiconductor Corporation
m
333,040
Shares Common Stock (31.6%) Value
Information Technology (6.6%) - continued
3,069 Plexus Corporation
m
$ 285,356
11,980 QUALCOMM, Inc. 1,330,499
211 Roper Industries, Inc. 102,183
4,351 Salesforce, Inc.
m
882,296
12,927 Samsung Electronics Company,
Ltd. 653,513
1,308 ServiceNow, Inc.
m
731,120
1,270 Silicon Laboratories, Inc.
m
147,180
3,302 Sprout Social, Inc.
m
164,704
2,048 TE Connectivity, Ltd. 252,989
4,022 Texas Instruments, Inc. 639,538
4,144 Trimble, Inc.
m
223,196
35,065 TTM Technologies, Inc.
m
451,637
807 Tyler Technologies, Inc.
m
311,615
583 Universal Display Corporation 91,525
4,525 Varonis Systems, Inc.
m
138,193
1,043 VeriSign, Inc.
m
211,239
487 Western Digital Corporation
m
22,222
4,371 Wolfspeed, Inc.
m
166,535
1,575 Workiva, Inc.
m
159,611
Total 25,938,224
Materials (1.2%)
4,780 Alcoa Corporation 138,907
772 Allegheny Technologies, Inc.
m
31,768
12,551 Axalta Coating Systems, Ltd.
m
337,622
6,929 Ball Corporation 344,925
1,492 Berry Plastics Group, Inc. 92,370
2,953 Carpenter Technology Corporation 198,471
5,371 CF Industries Holdings, Inc. 460,509
113 Eagle Materials, Inc. 18,817
3,610 Eastman Chemical Company 276,959
4,958 Ingevity Corporation
m
236,050
17,097 Ivanhoe Mines, Ltd.
m
146,519
575 Linde plc 214,101
4,574 Nucor Corporation 715,145
3,535 PPG Industries, Inc. 458,843
4,435 Steel Dynamics, Inc. 475,521
17,009 Tronox Holdings plc 228,601
1,574 United States Lime & Minerals, Inc. 316,374
Total 4,691,502
Real Estate (0.9%)
4,290 Agree Realty Corporation 236,980
2,528 Alexandria Real Estate Equities,
Inc. 253,053
1,739 AvalonBay Communities, Inc. 298,656
1,483 Camden Property Trust 140,262
2,396 CBRE Group, Inc.
m
176,969
29,231 Cushman and Wakefield plc
m
222,740
847 Equity Residential 49,727
19,456 Healthcare Realty Trust, Inc. 297,093
20,322 Host Hotels & Resorts, Inc. 326,575
14,504 Independence Realty Trust, Inc. 204,071
533 Kite Realty Group Trust 11,417
873 Mid-America Apartment
Communities, Inc. 112,311
9,632 National Storage Affiliates Trust 305,720
1,073 Public Storage 282,757
3,208 SBA Communications Corporation 642,145
3,038 UDR, Inc. 108,365
Total 3,668,841
Utilities (0.9%)
5,872 Alliant Energy Corporation 284,498

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Utilities (0.9%) - continued
3,437 American Electric Power
Company, Inc. $ 258,531
1,382 Black Hills Corporation 69,915
7,562 CenterPoint Energy, Inc. 203,040
5,249 Constellation Energy Corporation 572,561
4,547 Duke Energy Corporation 401,318
2,795 Entergy Corporation 258,538
2,510 Evergy, Inc. 127,257
24,311 NiSource, Inc. 599,996
1,623 NorthWestern Corporation 78,001
377 OGE Energy Corporation 12,566
3,358 Portland General Electric
Company 135,932
4,932 Public Service Enterprise Group,
Inc. 280,680
2,231 Spire, Inc. 126,230
Total 3,409,063
Total Common Stock
(cost $98,529,107) 125,264,646
Shares
Registered Investment
Companies ( 12.7% ) Value
U.S. Affiliated  (12.2%)
2,557,513 Thrivent Core Emerging Markets
Debt Fund 18,951,169
3,099,797 Thrivent Core International Equity
Fund 29,231,085
Total 48,182,254
U.S. Unaffiliated  (0.5%)
24,445 Aberdeen Asia-Pacific Income
Fund, Inc. 59,890
8,827 AllianceBernstein Global High
Income Fund, Inc. 85,622
13,658 Allspring Income Opportunities
Fund 83,314
3,230 BlackRock Core Bond Trust 32,106
8,516 BlackRock Corporate High Yield
Fund, Inc. 73,493
8,106 BlackRock Credit Allocation
Income Trust 78,466
2,170 BlackRock Debt Strategies Fund,
Inc. 22,286
8,376 BlackRock Enhanced Global
Dividend Trust 78,986
2,050 BlackRock Enhanced International
Dividend Trust 10,230
265 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,344
1,349 BlackRock Income Trust, Inc. 15,352
4,605 BlackRock Multi-Sector Income
Trust 66,635
6,571 Blackstone Strategic Credit 2027
Term Fund 72,215
8,342 Eaton Vance Limited Duration
Income Fund 75,412
614 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,525
7,249 First Trust High Income Long/Short
Fund 77,709
2,159 Invesco Dynamic Credit
Opportunities Fund
c,m
22,727
1,431 iShares Biotechnology ETF
i
174,997
Shares
Registered Investment
Companies (12.7%) Value
U.S. Unaffiliated  (0.5%)- continued
18,550 Nuveen Credit Strategies Income
Fund $ 93,863
2,750 Nuveen Preferred Income
Opportunities Fund 17,408
2,325 Nuveen Quality Preferred Income
Fund II 14,345
7,599 PGIM Global High Yield Fund, Inc. 81,917
7,795 PGIM High Yield Bond Fund, Inc. 91,825
2,015 Pimco Dynamic Income Fund 34,819
3,136 SPDR Bloomberg High Yield Bond
ETF
i
283,495
2,264 SPDR S&P Biotech ETF
i
165,317
824 Tri-Continental Corporation 21,910
3,800 Vanguard Short-Term Corporate
Bond ETF 285,570
2,400 Virtus Convertible & Income Fund 7,464
4,590 Virtus Dividend, Interest &
Premium Strategy Fund
i
52,005
725 Virtus Equity & Convertible Income
Fund
i
14,420
11,519 Voya Global Equity Dividend &
Premium Opportunity Fund 56,443
18,141 Western Asset High Income
Opportunity Fund, Inc. 66,033
Total 2,324,143
Total Registered Investment
Companies (cost $56,018,158) 50,506,397
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
3,786,834 Thrivent Cash Management Trust 3,786,834
Total Collateral Held for
Securities Loaned
(cost $3,786,834) 3,786,834
Shares Preferred Stock ( 0.8% ) Value
Communications Services (0.1%)
7,800 AT&T, Inc., 4.750%
k
149,604
1,219 Paramount Global, Convertible,
5.750% 21,637
3,500 Telephone and Data Systems, Inc.,
6.000%
k
47,775
Total 219,016
Energy (<0.1%)
3,364 Crestwood Equity Partners, LP,
9.250%
k
32,664
1,600 Energy Transfer, LP, 7.600%
b,k
39,088
1,536 Nustar Logistics, LP, 12.304%
b
39,491
351 UGI Corporation, Convertible,
7.250% 20,056
Total 131,299
Financials (0.5%)
2,750 Aegon Funding Corporation II,
5.100% 54,615
2,700 Allstate Corporation, 5.100%
k
52,758
5,215 Apollo Global Management, Inc.,
Convertible, 6.750%
m
287,346
6,175 Bank of America Corporation,
4.250%
k
105,284
274 Bank of America Corporation,
Convertible, 7.250%
k
304,746

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.8%) Value
Financials (0.5%) - continued
5,525 Capital One Financial Corporation,
5.000%
k
$ 103,428
2,875 Equitable Holdings, Inc., 5.250%
k
56,637
140 First Horizon Bank, 6.393%
*,b,k
92,913
4,400 J.P. Morgan Chase & Company,
4.200%
k
79,640
3,350 J.P. Morgan Chase & Company,
4.750%
k
68,641
3,500 KeyCorp, 6.200%
b,k
69,090
2,850 Morgan Stanley, 4.250%
k
48,592
2,630 Morgan Stanley, 5.850%
b,k
61,095
3,100 Morgan Stanley, 7.125%
b,k
79,546
2,850 Public Storage Operating
Company, 4.125%
k
51,215
1,300 Public Storage Operating
Company, 4.625%
k
25,610
325 Public Storage Operating
Company, 4.700%
k
6,360
825 Regions Financial Corporation,
5.700%
b,k
16,170
775 Synovus Financial Corporation,
5.875%
b,k
16,686
2,850 U.S. Bancorp, 4.000%
k
45,629
5,000 Wells Fargo & Company, 4.250%
k
83,450
322 Wells Fargo & Company,
Convertible, 7.500%
k
359,030
Total 2,068,481
Utilities (0.2%)
3,398 AES Corporation, Convertible,
6.875% 207,278
3,900 CMS Energy Corporation, 4.200%
k
77,298
5,533 NextEra Energy, Inc., Convertible,
6.926%
i
209,314
920 NiSource, Inc., Convertible,
7.750% 89,654
3,425 Southern Company, 4.950% 72,096
Total 655,640
Total Preferred Stock
(cost $3,780,836) 3,074,436
Shares or
Principal
Amount Short-Term Investments ( 6.2% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.285%, 11/15/2023
n,o
397,499
1,100,000 5.300%, 12/6/2023
n,o
1,089,828
300,000 5.315%, 12/13/2023
n,o
296,929
800,000 5.315%, 12/15/2023
n,o
791,583
Thrivent Core Short-Term Reserve
Fund
2,167,342 5.650% 21,673,423
U.S. Treasury Bills
100,000 5.267%, 11/21/2023
n,p
99,262
Total Short-Term Investments
(cost $24,338,674) 24,348,524
Total Investments (cost
$398,350,744) 102.3% $404,733,925
Other Assets and Liabilities, Net
(2.3%) (8,979,958)
Total Net Assets 100.0% $395,753,967
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $55,581,926 or
14.0% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Balanced Income Plus Portfolio as of September 29, 2023
was $95,003 or 0.02% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 1/31/2014 $ 23,139
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 107,380

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 2,814,998
Common Stock 861,695
Total lending $3,676,693
Gross amount payable upon return of
collateral for securities loaned $3,786,834
Net amounts due to counterparty $110,141
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 736,617 – 652,500 84,117
Capital Goods 2,461,937 – 2,224,182 237,755
Communications Services 3,431,325 – 3,431,325 –
Consumer Cyclical 4,127,778 – 4,127,778 –
Consumer Non-Cyclical 3,858,604 – 3,700,711 157,893
Energy 544,899 – 544,899 –
Financials 1,911,221 – 1,911,221 –
Technology 4,906,045 – 4,906,045 –
Transportation 1,355,445 – 1,355,445 –
Utilities 266,956 – 266,956 –
Long-Term Fixed Income
Asset-Backed Securities 17,185,103 – 17,185,103 –
Basic Materials 2,716,620 – 2,716,620 –
Capital Goods 5,326,531 – 5,326,531 –
Collateralized Mortgage Obligations 14,236,875 – 14,236,875 –
Commercial Mortgage-Backed Securities 1,743,554 – 1,743,554 –
Communications Services 5,788,302 – 5,788,302 –
Consumer Cyclical 8,729,303 – 8,729,303 –
Consumer Non-Cyclical 7,755,056 – 7,755,056 –
Energy 6,453,628 – 6,453,628 –
Financials 20,781,625 – 20,781,625 –
Foreign Government 66,088 – 66,088 –
Mortgage-Backed Securities 51,184,294 – 51,184,294 –
Technology 6,035,133 – 6,035,133 –
Transportation 2,195,794 – 2,195,794 –
U.S. Government & Agencies 18,861,987 – 18,861,987 –
Utilities 5,092,368 – 5,092,368 –
Common Stock
Communications Services 9,642,669 9,639,667 3,002 –
Consumer Discretionary 13,409,667 13,409,667 – –
Consumer Staples 7,232,949 7,232,949 – –
Energy 6,707,058 6,707,058 – –
Financials 18,797,878 18,797,878 – –
Health Care 15,485,572 15,485,572 – –
Industrials 16,281,223 15,933,672 347,551 –
Information Technology 25,938,224 25,284,711 653,513 –
Materials 4,691,502 4,544,983 146,519 –
Real Estate 3,668,841 3,668,841 – –
Utilities 3,409,063 3,409,063 – –
Preferred Stock
Communications Services 219,016 219,016 – –
Energy 131,299 131,299 – –
Financials 2,068,481 1,975,568 92,913 –
Utilities 655,640 655,640 – –
Registered Investment Companies
U.S. Unaffiliated 2,324,143 2,301,416 – 22,727
Short-Term Investments 2,675,101 – 2,675,101 –
Subtotal Investments in Securities $331,091,414 $129,397,000 $201,191,922 $502,492
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 48,182,254
Affiliated Short-Term Investments 21,673,423
Collateral Held for Securities Loaned 3,786,834
Subtotal Other Investments $73,642,511
Total Investments at Value $404,733,925
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 681,151 681,151 – –
Credit Default Swaps 616 – 616 –
Total Asset Derivatives $681,767 $681,151 $616 $–
Liability Derivatives
Futures Contracts 1,761,282 1,761,282 – –
Total Liability Derivatives $1,761,282 $1,761,282 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$2,575,839 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 December 2023 $ 2,979,778 ( $ 62,090)
CBOT 2-Yr. U.S. Treasury Note 14 December 2023 2,850,568 (12,615)
CBOT 5-Yr. U.S. Treasury Note 38 December 2023 4,047,331 (43,675)
CBOT U.S. Long Bond 51 December 2023 6,139,809 (336,964)
CME E-mini S&P 500 Index 27 December 2023 6,082,491 (243,066)
CME Ultra Long Term U.S. Treasury Bond 100 December 2023 12,785,448 (916,698)
ICE mini MSCI EAFE Index 6 December 2023 629,982 (17,532)
ICE US mini MSCI Emerging Markets Index 80 December 2023 3,918,695 (96,695)
Ultra 10-Yr. U.S. Treasury Note 9 December 2023 1,036,009 (31,947)
Total Futures Long Contracts $ 40,470,111 ( $ 1,761,282)
CME E-mini Russell 2000 Index (95) December 2023 ( $ 8,914,604) $ 371,254
CME E-mini S&P Mid-Cap 400 Index (23) December 2023 (5,992,190) 195,270
CME Euro Foreign Exchange Currency (29) December 2023 (3,899,690) 52,659
Eurex Euro STOXX 50 Index (86) December 2023 (3,869,845) 61,968
Total Futures Short Contracts ( $ 22,676,329) $681,151
Total Futures Contracts $ 17,793,782 ($1,080,131)

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of September 29, 2023. Investments totaling $99,262 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 950,000 $ – $ 616 $ 616
Total Credit Default Swaps $– $616 $616
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Balanced Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,931 $1,018 $6,650 $18,951 2,558 4.8%
Core International Equity 28,893 – 2,000 29,231 3,100 7.4
Total U.S. Affiliated Registered Investment
Companies 53,824 48,182 12.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 47,806 85,851 111,984 21,673 2,167 5.5
Total Affiliated Short-Term Investments 47,806 21,673 5.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,819 61,209 60,241 3,787 3,787 1.0
Total Collateral Held for Securities Loaned 2,819 3,787 1.0
Total Value $104,449 $73,642
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,903) $1,555 $ – $1,018
Core International Equity 2 2,336 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 0 (0) – 1,145
Total Income/Non Income Cash from Affiliated
Investments $2,163
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 34
Total Affiliated Income from Securities Loaned, Net $34
Total Value ($1,901) $3,891 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.3% )
a
Value
Basic Materials (0.2%)
Arsenal AIC Parent, LLC, Term
Loan
$ 153,374
9.883%,  (TSFR1M +
4.500%), 8/18/2030
b
$ 152,926
Grinding Media, Inc., Term Loan
169,733
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
168,036
INEOS US Petrochem, LLC, Term
Loan
450,993
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
448,513
Lummus Technology Holdings V,
LLC, Term Loan
155,095
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
154,565
Nouryon USA, LLC, Term Loan
401,453
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
400,782
Spectrum Group Buyer, Inc., Term
Loan
152,849
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
146,849
Total 1,471,671
Capital Goods (0.8%)
Ali Group North America
Corporation, Term Loan
224,816
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
224,503
Brookfield WEC Holdings, Inc.,
Term Loan
368,214
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
367,787
BW Holding, Inc., Term Loan
160,040
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
143,293
Chart Industries, Inc., Term Loan
151,519
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
151,519
Charter Next Generation, Inc.,
Term Loan
444,307
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
439,864
Clydesdale Acquisition Holdings,
Inc., Term Loan
426,679
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
420,403
Cornerstone Building Brands, Inc.,
Term Loan
426,717
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
415,251
Emerald Debt Merger Sub, LLC,
Term Loan
330,439
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
329,821
Foley Products Company, LLC,
Term Loan
137,319
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
136,604
Proampac PG Borrower, LLC, Term
Loan
238,411
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
236,861
Principal
Amount Bank Loans (7.3%)
a
Value
Capital Goods (0.8%) - continued
Quikrete Holdings, Inc., Term Loan
$ 150,437
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 150,061
339,483
8.181%,  (TSFR1M +
2.750%), 3/18/2029
b
339,290
Smyrna Ready Mix Concrete, LLC,
Term Loan
314,087
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
314,480
TK Elevator U.S. Newco, Inc., Term
Loan
252,460
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
251,702
TransDigm, Inc., Term Loan
706,450
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
706,337
Vertiv Group Corporation, Term
Loan
247,456
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
246,926
Total 4,874,702
Communications Services (1.0%)
Altice France SA/France, Term
Loan
516,354
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
466,139
CCI Buyer, Inc., Term Loan
198,960
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
196,100
Cengage Learning, Inc., Term
Loan
164,884
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
163,894
Charter Communications
Operating, LLC, Term Loan
620,536
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
619,531
Clear Channel Outdoor Holdings,
Inc., Term Loan
461,807
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
447,759
CMG Media Corporation, Term
Loan
312,000
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
284,700
Crown Subsea Communications
Holding, Inc., Term Loan
151,870
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
152,123
222,914
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
223,472
CSC Holdings, LLC, Term Loan
239,480
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
216,329
DIRECTV Financing, LLC, Term
Loan
560,639
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
547,246
Intelsat Jackson Holdings SA,
Term Loan
297,755
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
296,808

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.3%)
a
Value
Communications Services (1.0%) - continued
Level 3 Financing, Inc., Term Loan
$ 260,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
$ 245,115
Lumen Technologies, Inc., Term
Loan
318,301
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
226,086
McGraw-Hill Education, Inc., Term
Loan
313,600
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
306,870
MH Sub I, LLC, Term Loan
393,539
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
380,194
NEP Group, Inc., Term Loan
164,836
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
158,964
Playtika Holding Corporation, Term
Loan
198,959
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
198,587
Radiate Holdco, LLC, Term Loan
330,258
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
269,352
RLG Holdings, LLC, Term Loan
160,038
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
150,036
SBA Senior Finance II, LLC, Term
Loan
228,321
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
228,086
UPC Financing Partnership, Term
Loan
152,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
149,530
Virgin Media Bristol, LLC, Term
Loan
377,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
365,739
Zayo Group Holdings, Inc., Term
Loan
318,900
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
259,684
Ziggo Financing Partnership, Term
Loan
255,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
248,837
Total 6,801,181
Consumer Cyclical (1.3%)
1011778 B.C., ULC, Term Loan
617,203
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
614,506
AlixPartners, LLP, Term Loan
281,695
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
281,273
Allied Universal Holdco, LLC, Term
Loan
615,717
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
593,816
Alterra Mountain Company, Term
Loan
194,020
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
193,374
Principal
Amount Bank Loans (7.3%)
a
Value
Consumer Cyclical (1.3%) - continued
Arches Buyer, Inc., Term Loan
$ 106,898
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
$ 104,493
Caesars Entertainment, Inc., Term
Loan
388,050
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
387,809
Carnival Corporation, Term Loan
395,815
8.327%,  (TSFR1M +
3.000%), 8/8/2027
b
394,331
31,678
8.681%,  (TSFR1M +
3.250%), 10/18/2028
b
31,480
Cinemark USA, Inc., Term Loan
176,732
9.089%,  (TSFR1M +
3.750%), 5/24/2030
b
176,327
Clarios Global, LP, Term Loan
355,072
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
353,964
Delta 2 Lux SARL, Term Loan
367,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
366,633
Ensemble RCM, LLC, Term Loan
149,223
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b
149,276
Fertitta Entertainment, LLC/NV,
Term Loan
150,472
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
148,780
First Brands Group, LLC, Term
Loan
200,458
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
197,451
GoDaddy Operating Company,
LLC, Term Loan
243,166
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
243,241
Great Outdoors Group, LLC, Term
Loan
344,485
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
343,317
Harbor Freight Tools USA, Inc.,
Term Loan
306,635
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
303,986
IRB Holding Corporation, Term
Loan
355,294
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
353,653
Light & Wonder International, Inc.,
Term Loan
373,221
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
372,754
Petco Health & Wellness
Company, Inc., Term Loan
157,591
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
155,621
PetSmart, LLC, Term Loan
486,179
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
484,181
Pilot Travel Centers, LLC, Term
Loan
415,684
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
414,940

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.3%)
a
Value
Consumer Cyclical (1.3%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 494,825
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
$ 493,929
Scientific Games Holdings, LP,
Term Loan
252,450
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
250,766
Staples, Inc., Term Loan
243,047
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
208,029
Stars Group Holdings BV, Term
Loan
145,515
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
145,319
Uber Technologies, Inc., Term
Loan
184,563
8.159%,  (TSFR1M +
2.750%), 3/3/2030
b
184,395
UFC Holdings, LLC, Term Loan
242,813
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
242,427
Total 8,190,071
Consumer Non-Cyclical (1.2%)
AI Aqua Merger Sub, Inc., Term
Loan
484,988
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
479,610
Alltech, Inc., Term Loan
150,338
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
144,889
Amneal Pharmaceuticals, LLC,
Term Loan
366,527
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
359,197
Bausch + Lomb Corporation, Term
Loan
388,070
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
376,645
176,012
0.000%,  (TSFR1M +
4.000%), 9/14/2028
b,c,d,e
173,592
Chobani, LLC, Term Loan
155,168
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
155,022
DaVita, Inc., Term Loan
124,148
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
122,519
Elanco Animal Health, Inc., Term
Loan
196,270
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
192,317
Froneri U.S., Inc., Term Loan
378,092
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
374,954
Gainwell Acquisition Corporation,
Term Loan
554,325
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
539,946
ICON Luxembourg SARL, Term
Loan
393,175
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
392,861
Principal
Amount Bank Loans (7.3%)
a
Value
Consumer Non-Cyclical (1.2%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 489,443
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
$ 488,968
LifePoint Health, Inc., Term Loan
155,963
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
151,284
537,630
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
535,840
Medline Borrower, LP, Term Loan
896,895
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
893,935
Organon & Company, Term Loan
450,685
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
449,333
Packaging Coordinators Midco,
Inc., Term Loan
150,840
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
150,039
Phoenix Newco, Inc., Term Loan
368,131
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
365,204
PRA Health Sciences, Inc., Term
Loan
97,960
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
97,881
Reynolds Consumer Products,
LLC, Term Loan
282,224
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
281,744
Select Medical Corporation, Term
Loan
249,375
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
248,440
Sotera Health Holdings, LLC, Term
Loan
335,000
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
331,566
Star Parent, Inc., Term Loan
364,800
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
356,238
Total 7,662,024
Energy (0.2%)
Buckeye Partners, LP, Term Loan
247,455
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
247,084
CQP Holdco, LP, Term Loan
494,738
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
494,624
GIP II Blue Holding, LP, Term Loan
85,756
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
85,864
GIP III Stetson I, LP, Term Loan
135,097
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
134,956
Oryx Midstream Services Permian
Basin, LLC, Term Loan
116,098
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
115,917
Total 1,078,445

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.3%)
a
Value
Financials (0.6%)
Acrisure, LLC, Term Loan
$ 232,590
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
$ 229,017
Alliant Holdings Intermediate, LLC,
Term Loan
97,011
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
96,799
AmWINS Group, Inc., Term Loan
373,165
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
370,579
Asurion, LLC, Term Loan
301,475
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
294,692
168,896
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
162,984
110,871
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
107,545
Edelman Financial Engines Center,
LLC, Term Loan
101,957
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
100,759
First Eagle Holdings, Inc., Term
Loan
101,912
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
100,930
FleetCor Technologies Operating
Company, LLC, Term  Loan
198,967
7.166%,  (TSFR1M +
1.750%), 4/30/2028
b
198,107
Focus Financial Partners, LLC,
Term Loan
167,729
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
167,147
Howden Group Holdings, Ltd.,
Term Loan
101,952
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
101,518
HUB International, Ltd., Term Loan
475,000
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
475,793
Hudson River Trading, LLC, Term
Loan
106,903
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
106,121
Jane Street Group, LLC, Term
Loan
198,954
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
198,208
Osaic Holdings, Inc., Term Loan
91,078
9.816%,  (TSFR1M +
4.500%), 8/16/2028
b
90,936
Sedgwick Claims Management
Services, Inc., Term Loan
170,642
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
170,195
Trans Union, LLC, Term Loan
308,628
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
308,205
USI, Inc./NY, Term Loan
368,280
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
367,717
Principal
Amount Bank Loans (7.3%)
a
Value
Financials (0.6%) - continued
VFH Parent, LLC, Term Loan
$ 150,480
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
$ 149,132
Total 3,796,384
Technology (1.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
247,494
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
243,628
AthenaHealth Group, Inc., Term
Loan
683,042
8.568%,  (PRIME + 3.250%),
2/15/2029
b,d,e
669,169
Boxer Parent Company, Inc., Term
Loan
377,540
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
376,966
Central Parent, Inc., Term Loan
442,655
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
442,416
Cloud Software Group, Inc., Term
Loan
403,985
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
387,911
Coherent Corporation, Term Loan
228,538
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
227,539
CommScope, Inc., Term Loan
155,987
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
142,026
CoreLogic, Inc., Term Loan
199,473
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
183,930
Cornerstone OnDemand, Inc.,
Term Loan
271,246
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
257,345
Dcert Buyer, Inc., Term Loan
300,882
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
298,592
Dun & Bradstreet Corporation,
Term Loan
295,872
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
295,224
Entegris, Inc., Term Loan
210,609
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
210,543
Gen Digital, Inc., Term Loan
285,564
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
284,422
Genesys Cloud Services Holdings
II, LLC, Term Loan
248,092
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
248,092
GTCR W Merger Sub, LLC, Term
Loan
499,200
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
498,836
Informatica, LLC, Term Loan
247,487
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
246,406

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.3%)
a
Value
Technology (1.5%) - continued
Magenta Buyer, LLC, Term Loan
$ 266,962
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
$ 197,848
McAfee Corporation, Term Loan
508,847
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
496,284
Mitchell International, Inc., Term
Loan
310,844
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
305,314
MKS Instruments, Inc., Term Loan
446,490
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
445,771
Open Text Corporation, Term Loan
383,105
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
382,933
Peraton Corporation, Term Loan
768,716
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
766,317
Polaris Newco, LLC, Term Loan
446,444
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
426,832
Proofpoint, Inc., Term Loan
329,645
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
326,576
RealPage, Inc., Term Loan
252,424
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
249,269
Tempo Acquisition, LLC, Term
Loan
242,541
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
242,541
UKG, Inc., Term Loan
528,620
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
526,695
Verscend Holding Corporation,
Term Loan
363,284
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
362,895
Total 9,742,320
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
572,448
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
589,049
Air Canada, Term Loan
470,414
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
470,315
Apple Bidco, LLC, Term Loan
164,165
8.181%,  (TSFR1M +
2.750%), 9/23/2028
b
162,851
Brown Group Holding, LLC, Term
Loan
198,826
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
196,796
Genesee & Wyoming, Inc., Term
Loan
247,286
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
246,745
SkyMiles IP, Ltd., Term Loan
449,668
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
465,240
Principal
Amount Bank Loans (7.3%)
a
Value
Transportation (0.4%) - continued
United Airlines, Inc., Term Loan
$ 563,934
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
$ 564,064
Total 2,695,060
Utilities (0.1%)
PG&E Corporation, Term Loan
364,077
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
363,825
Talen Energy Supply, LLC, Term
Loan
166,250
9.877%,  (TSFR1M +
4.500%), 5/17/2030
b
166,771
Total 530,596
Total Bank Loans
(cost $46,776,453) 46,842,454
Principal
Amount Long-Term Fixed Income ( 65.2% ) Value
Asset-Backed Securities (6.0%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
510,615
747,110
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
682,961
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
470,097
720 East CLO I, Ltd.
1,100,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
1,108,375
Affirm Asset Securitization Trust
700,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
685,071
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
645,791
800,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
f
801,012
Anchorage Capital CLO 21, Ltd.
875,000
7.988%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,f
860,156
Ares XL CLO, Ltd.
825,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
807,569
Babson CLO, Ltd.
1,780,000
8.488%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,765,735
Barings CLO, Ltd.
400,000
8.738%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
392,578
Benefit Street Partners CLO II, Ltd.
750,000
7.470%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
749,974
Business Jet Securities, LLC
116,052
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
108,803
802,284
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
750,044

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Asset-Backed Securities (6.0%) - continued
CarVal CLO VIII-C, Ltd.
$ 750,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
$ 754,253
CarVal CLO, Ltd.
1,250,000
9.034%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,200,410
Cascade Funding Mortgage Trust,
LLC
609,598
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
583,512
Dewolf Park CLO, Ltd.
700,000
8.420%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
672,673
Dryden 36 Senior Loan Fund
750,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
738,481
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
817,363
Harley Marine Financing, LLC
1,126,538
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,122,739
Longfellow Place CLO, Ltd.
1,550,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,545,694
Madison Park Funding XVIII, Ltd.
500,000
7.495%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
488,226
Neuberger Berman CLO, Ltd.
1,225,000
8.570%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,166,730
OZLM VIII, Ltd.
1,000,000
7.220%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
991,440
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,035,960
PPM CLO 6, Ltd.
1,000,000
9.826%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
999,151
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
264,919
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,129,109
182,190
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
177,029
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
754,917
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
800,430
Principal
Amount Long-Term Fixed Income (65.2%) Value
Asset-Backed Securities (6.0%) - continued
Progress Residential Trust
$ 1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
$ 1,364,292
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
447,740
Saxon Asset Securities Trust
399,056
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
331,141
Sculptor CLO, Ltd.
625,000
7.988%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,f
614,703
Silver Point CLO 2, Ltd.
1,200,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
1,206,756
Stanwich Mortgage Loan
Company, LLC
532,963
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
485,677
Stratus CLO, Ltd.
950,000
8.376%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
952,459
Unlock HEA Trust
1,000,000
7.000%,  10/25/2038, Ser.
2023-1, Class A
e,f
943,695
Upstart Securitization Trust
499,327
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
498,311
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
225,246
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
755,950
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
874,034
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
593,804
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
170,123
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
944,142
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
207,199
Whitebox CLO III, Ltd.
725,000
7.770%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,f
716,241
Whitebox CLO IV, Ltd.
800,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
795,895
Wind River CLO, Ltd.
725,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
720,299
Total 38,429,524

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Basic Materials (1.1%)
Anglo American Capital plc
$ 70,000 3.875%,  3/16/2029
f
$ 62,727
ATI, Inc.
172,000 7.250%,  8/15/2030 170,710
ATI, Inc., Convertible
162,000 3.500%,  6/15/2025 435,699
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
f
201,023
Chemours Company
290,000 5.750%,  11/15/2028
f
251,691
Cleveland-Cliffs, Inc.
183,000 5.875%,  6/1/2027
h
174,181
160,000 4.625%,  3/1/2029
f
139,370
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
399,079
Ecolab, Inc.
119,000 2.125%,  2/1/2032 93,323
EIDP, Inc.
72,000 4.500%,  5/15/2026 70,130
First Quantum Minerals, Ltd.
394,000 6.875%,  10/15/2027
f
377,995
FMC Corporation
77,000 5.150%,  5/18/2026 74,808
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
137,982
168,000 6.125%,  10/6/2028
e,f
167,712
78,000 6.375%,  10/6/2030
e,f
77,790
Hecla Mining Company
120,000 7.250%,  2/15/2028 116,099
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
f
261,961
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
193,000 9.000%,  7/1/2028
f
182,279
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
f
119,221
Mineral Resources, Ltd.
48,000 9.250%,  10/1/2028
f
48,480
Mosaic Company
171,000 4.050%,  11/15/2027 160,512
Novelis Corporation
110,000 3.250%,  11/15/2026
f
98,241
160,000 4.750%,  1/30/2030
f
138,472
110,000 3.875%,  8/15/2031
f
87,844
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 178,184
OCI NV
108,000 4.625%,  10/15/2025
f
102,109
Olin Corporation
341,000 5.125%,  9/15/2027 318,838
Peabody Energy Corporation,
Convertible
158,000 3.250%,  3/1/2028
h
238,185
SCIL IV, LLC/SCIL USA Holdings,
LLC
297,000 5.375%,  11/1/2026
f
271,374
SNF Group SACA
286,000 3.375%,  3/15/2030
f
230,831
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
262,565
Principal
Amount Long-Term Fixed Income (65.2%) Value
Basic Materials (1.1%) - continued
Taseko Mines, Ltd.
$ 211,000 7.000%,  2/15/2026
f
$ 197,101
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
185,870
United States Steel Corporation
303,000 6.875%,  3/1/2029 297,866
United States Steel Corporation,
Convertible
184,000 5.000%,  11/1/2026 453,192
Westlake Corporation
98,000 3.600%,  8/15/2026 92,575
Total 6,876,019
Capital Goods (1.9%)
Advanced Drainage Systems, Inc.
182,000 6.375%,  6/15/2030
f
174,802
Amcor Finance USA, Inc.
88,000 5.625%,  5/26/2033 84,495
Amphenol Corporation
83,000 4.750%,  3/30/2026 81,522
ARD Finance SA
93,000 6.500%,  6/30/2027
f
70,163
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
168,000 5.250%,  8/15/2027
f
140,195
116,000 5.250%,  8/15/2027
f
96,801
Boeing Company
255,000 4.875%,  5/1/2025 250,619
166,000 2.196%,  2/4/2026 152,418
147,000 3.250%,  3/1/2028 132,100
196,000 5.150%,  5/1/2030 187,278
Bombardier, Inc.
44,000 7.125%,  6/15/2026
f
42,630
347,000 7.875%,  4/15/2027
f
338,584
122,000 6.000%,  2/15/2028
f
110,678
Brand Industrial Services, Inc.
83,000 10.375%,  8/1/2030
f
83,128
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
164,947
Canpack SA/Canpack US, LLC
303,000 3.125%,  11/1/2025
f
279,512
Carrier Global Corporation
147,000 2.722%,  2/15/2030 122,506
Chart Industries, Inc.
289,000 7.500%,  1/1/2030
f
290,584
Chart Industries, Inc., Convertible
189,000 1.000%,  11/15/2024 548,856
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
f
36,262
79,000 8.750%,  4/15/2030
f
67,755
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
f
153,135
Covanta Holding Corporation
180,000 4.875%,  12/1/2029
f
147,672
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f
196,034
Crown Cork & Seal Company, Inc.
244,000 7.375%,  12/15/2026 247,660
Fluor Corporation, Convertible
503,000 1.125%,  8/15/2029
f
519,850
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
203,588

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Capital Goods (1.9%) - continued
$ 219,000 3.500%,  9/1/2028
f
$ 188,539
Greenbrier Companies, Inc.,
Convertible
337,000 2.875%,  4/15/2028 317,454
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
414,993
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
f
245,870
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 132,921
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 132,943
Ingersoll Rand, Inc.
43,000 5.700%,  8/14/2033 41,500
John Deere Capital Corporation
80,000 5.150%,  9/8/2026 79,748
80,000 4.950%,  7/14/2028 78,895
184,000 2.800%,  7/18/2029 162,063
82,000 4.700%,  6/10/2030 78,854
91,000 3.900%,  6/7/2032 81,981
46,000 5.150%,  9/8/2033 44,984
Kaman Corporation, Convertible
138,000 3.250%,  5/1/2024 133,957
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 77,321
Mauser Packaging Solutions
Holding Company
137,000 9.250%,  4/15/2027
f
119,750
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
f
130,547
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
f
140,216
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
f
258,863
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
331,990
Northrop Grumman Corporation
42,000 4.700%,  3/15/2033 39,212
OI European Group BV
305,000 4.750%,  2/15/2030
f
265,306
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 115,179
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
f
136,483
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
195,223
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 75,475
Patrick Industries, Inc., Convertible
134,000 1.750%,  12/1/2028 126,429
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
274,781
Republic Services, Inc.
79,000 3.950%,  5/15/2028 74,152
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
f
186,655
Sealed Air Corporation
241,000 6.125%,  2/1/2028
f
233,413
Silgan Holdings, Inc.
116,000 4.125%,  2/1/2028 103,779
Principal
Amount Long-Term Fixed Income (65.2%) Value
Capital Goods (1.9%) - continued
SRM Escrow Issuer, LLC
$ 342,000 6.000%,  11/1/2028
f
$ 315,824
Textron, Inc.
147,000 3.650%,  3/15/2027 137,248
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
125,000 7.750%,  4/15/2026
f
122,500
TransDigm, Inc.
267,000 6.250%,  3/15/2026
f
262,349
738,000 5.500%,  11/15/2027 691,026
Triumph Group, Inc.
247,000 9.000%,  3/15/2028
f
244,235
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 204,534
Veralto Corporation
82,000 5.350%,  9/18/2028
f
81,073
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 38,163
Waste Management, Inc.
78,000 4.875%,  2/15/2029 76,269
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
130,729
Total 12,247,200
Collateralized Mortgage Obligations (5.1%)
A&D Mortgage Trust
591,717
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
f,g
590,954
Alternative Loan Trust
373,940
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 204,216
Banc of America Alternative Loan
Trust
728,937
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 609,211
Banc of America Mortgage
Securities Trust
318,797
5.499%,  9/25/2035, Ser.
2005-H, Class 3A1
b
287,157
Bear Stearns Adjustable Rate
Mortgage Trust
23,475
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
21,790
CAFL Issuer, LLC
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
878,028
CHL Mortgage Pass-Through Trust
323,582
4.063%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
307,865
716,729
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 285,222
CHNGE Mortgage Trust
1,041,954
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
956,639
1,029,473
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
995,934
1,128,529
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
1,108,112
579,963
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
558,101
711,426
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
707,454

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Collateralized Mortgage Obligations (5.1%) -
continued
$ 639,196
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
$ 622,175
CIM Trust
1,031,746
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
1,023,617
Citigroup Mortgage Loan Trust,
Inc.
258,345
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 222,898
53,034
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
51,721
739,589
4.259%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
631,064
Countrywide Alternative Loan Trust
355,032
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 283,951
182,144
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
146,938
132,273
3.991%,  10/25/2035, Ser.
2005-43, Class 1A1
b
112,695
195,549
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 149,387
Countrywide Home Loan
Mortgage Pass Through Trust
269,515
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
214,600
Credit Suisse Mortgage Trust
523,951
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
511,398
394,254
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
311,963
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
549,914
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 476,995
Eagle RE, Ltd.
1,000,000
9.265%,  (SOFR30A +
3.950%), 9/26/2033, Ser.
2023-1, Class M1B
b,e,f
1,000,000
Federal Home Loan Mortgage
Corporation
1,319,792
3.500%,  8/15/2035, Ser.
345, Class C8
i
142,579
Federal Home Loan Mortgage
Corporation - REMIC
1,450,903
4.000%,  1/25/2051, Ser.
5249, Class LA 1,368,833
1,238,559
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 921,720
4,234,273
1.500%,  12/25/2050, Ser.
5107, Class IO
i
351,633
123,516
2.500%,  5/15/2027, Ser.
4106, Class HI
i
2,299
621,257
3.000%,  5/15/2027, Ser.
4046, Class GI
i
19,542
563,031
3.000%,  7/15/2027, Ser.
4084, Class NI
i
20,680
849,675
3.000%,  7/15/2027, Ser.
4074, Class IO
i
32,213
282,886
2.500%,  2/15/2028, Ser.
4162, Class AI
i
10,068
594,971
2.500%,  2/15/2028, Ser.
4161, Class UI
i
20,984
Principal
Amount Long-Term Fixed Income (65.2%) Value
Collateralized Mortgage Obligations (5.1%) -
continued
$ 917,126
2.500%,  3/15/2028, Ser.
4177, Class EI
i
$ 34,417
1,040,459
3.500%,  10/15/2032, Ser.
4119, Class KI
i
101,766
640,162
3.000%,  2/15/2033, Ser.
4170, Class IG
i
54,485
1,138,766
3.000%,  4/15/2033, Ser.
4203, Class DI
i
57,571
Federal National Mortgage
Association - REMIC
1,005,386
4.500%,  6/25/2052, Ser.
2022-43, Class MA 957,960
2,196,347
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,065,990
1,023,617
3.000%,  7/25/2027, Ser.
2012-73, Class DI
i
33,601
685,730
3.000%,  7/25/2027, Ser.
2012-74, Class AI
i
23,182
1,158,319
3.000%,  8/25/2027, Ser.
2012-95, Class HI
i
30,560
701,837
3.500%,  9/25/2027, Ser.
2012-98, Class YI
i
26,395
1,970,437
3.000%,  11/25/2027, Ser.
2012-121, Class BI
i
78,654
1,432,832
3.000%,  12/25/2027, Ser.
2012-139, Class DI
i
52,533
511,506
2.500%,  1/25/2028, Ser.
2012-152, Class AI
i
17,662
1,303,162
3.000%,  1/25/2028, Ser.
2012-147, Class EI
i
42,936
377,489
2.500%,  2/25/2028, Ser.
2013-46, Class CI
i
10,388
727,740
3.000%,  2/25/2028, Ser.
2013-2, Class GI
i
29,027
264,083
3.000%,  4/25/2028, Ser.
2013-30, Class DI
i
10,924
835,495
3.000%,  11/25/2031, Ser.
2013-69, Class IO
i
22,769
974,521
3.000%,  2/25/2033, Ser.
2013-1, Class YI
i
83,276
945,016
4.500%,  1/25/2046, Ser.
2022-68, Class BA 913,461
First Horizon Alternative Mortgage
Securities Trust
126,009
6.392%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
117,680
114,384
6.038%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
103,035
Flagstar Mortgage Trust
384,423
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
319,113
GCAT Trust
478,631
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
463,611
Genworth Mortgage Insurance
Corporation
249,700
7.215%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
250,032
GMAC Mortgage Corporation
Loan Trust
394,284
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
319,178

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Collateralized Mortgage Obligations (5.1%) -
continued
Government National Mortgage
Association
$ 157,906
4.000%,  1/16/2027, Ser.
2012-3, Class IO
i
$ 4,287
GS Mortgage-Backed Securities
Trust
724,975
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
700,139
Home RE, Ltd.
850,000
8.815%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
866,401
IndyMac IMJA Mortgage Loan
Trust
562,001
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 245,405
J.P. Morgan Mortgage Trust
499,917
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
388,805
739,042
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
702,379
64,785
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 63,526
295,798
4.198%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
222,788
Merrill Lynch Alternative Note
Asset Trust
507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 192,494
MortgageIT Trust
1,260,931
5.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,010,822
PRKCM Trust
1,109,284
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
1,102,531
Residential Accredit Loans, Inc.
Trust
323,403
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 266,926
212,358
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 159,081
210,307
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 164,364
Residential Asset Securitization
Trust
327,985
3.785%,  1/25/2034, Ser.
2004-IP1, Class A1
b
298,466
Residential Funding Mortgage
Security I Trust
468,920
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 348,774
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
875,704
Sequoia Mortgage Trust
378,478
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
257,131
Structured Adjustable Rate
Mortgage Loan Trust
144,478
4.570%,  7/25/2035, Ser.
2005-15, Class 4A1
b
121,327
Principal
Amount Long-Term Fixed Income (65.2%) Value
Collateralized Mortgage Obligations (5.1%) -
continued
TVC Mortgage Trust
$ 900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
f
$ 896,977
Verus Securitization Trust
873,734
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
708,178
585,455
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
580,708
WaMu Mortgage Pass-Through
Certificates
116,232
4.639%,  5/25/2033, Ser.
2003-AR4, Class A7
b
110,847
Washington Mutual Mortgage
Pass-Through Certificates
253,759
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 202,098
Total 32,871,000
Commercial Mortgage-Backed Securities (0.7%)
BANK5 2023-5YR1
1,000,000
6.625%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
985,793
BBCMS Mortgage Trust
1,253,875
0.839%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
49,823
3,991,515
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
301,112
BFLD Trust
950,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
559,324
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
650,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
j
597,829
MSWF Commercial Mortgage Trust
900,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 886,442
SCOTT Trust
650,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
630,041
Silver Hill Trust
282,378
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
265,864
Total 4,276,228
Communications Services (2.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
f
149,284
Altice Financing SA
130,000 5.750%,  8/15/2029
f
106,539
Altice France SA/France
135,000 8.125%,  2/1/2027
f
119,717
156,000 5.125%,  7/15/2029
f
110,901
359,000 5.500%,  10/15/2029
f
258,162
AMC Networks, Inc.
120,000 5.000%,  4/1/2024 118,343
371,000 4.250%,  2/15/2029 227,644
American Tower Corporation
161,000 4.400%,  2/15/2026 155,878

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Communications Services (2.4%) - continued
$ 96,000 1.450%,  9/15/2026 $ 84,603
127,000 5.500%,  3/15/2028 124,598
88,000 5.800%,  11/15/2028 87,338
126,000 3.800%,  8/15/2029 112,078
AT&T, Inc.
288,000 4.300%,  2/15/2030 262,253
88,000 5.400%,  2/15/2034 82,359
Bell Telephone Company of
Canada
87,000 5.100%,  5/11/2033 81,329
Cable One, Inc., Convertible
513,000 1.125%,  3/15/2028 381,672
CCO Holdings, LLC/CCO Holdings
Capital Corporation
180,000 5.500%,  5/1/2026
f
173,866
460,000 5.125%,  5/1/2027
f
428,589
195,000 5.000%,  2/1/2028
f
177,087
460,000 4.750%,  3/1/2030
f
386,148
224,000 4.250%,  2/1/2031
f
178,313
109,000 4.750%,  2/1/2032
f
87,200
250,000 4.250%,  1/15/2034
f
184,070
Cengage Learning, Inc.
12,000 9.500%,  6/15/2024
f
12,010
CenterPoint Energy, Inc.,
Convertible
11,250 3.369%,  9/15/2029 453,712
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
104,000 4.908%,  7/23/2025 101,624
147,000 5.050%,  3/30/2029 137,409
Cimpress plc
173,000 7.000%,  6/15/2026 161,912
Clear Channel Outdoor Holdings,
Inc.
52,000 7.500%,  6/1/2029
f,h
39,761
Clear Channel Worldwide
Holdings, Inc.
408,000 5.125%,  8/15/2027
f
362,301
Comcast Corporation
97,000 2.350%,  1/15/2027 87,855
210,000 3.400%,  4/1/2030 185,234
Connect Finco SARL/Connect US
Finco, LLC
149,000 6.750%,  10/1/2026
f
138,972
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 120,634
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
f
439,620
253,000 6.500%,  2/1/2029
f
209,594
48,000 4.125%,  12/1/2030
f
33,970
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 279,488
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
437,000 5.875%,  8/15/2027
f
386,387
DISH DBS Corporation
99,000 5.875%,  11/15/2024 92,148
136,000 5.250%,  12/1/2026
f
115,580
101,000 7.375%,  7/1/2028 63,639
44,000 5.750%,  12/1/2028
f
33,825
152,000 5.125%,  6/1/2029 84,266
Principal
Amount Long-Term Fixed Income (65.2%) Value
Communications Services (2.4%) - continued
DISH Network Corporation
$ 137,000 11.750%,  11/15/2027
f
$ 138,023
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
292,849
116,000 6.750%,  5/1/2029
f
89,248
73,000 8.750%,  5/15/2030
f
69,312
GCI, LLC
225,000 4.750%,  10/15/2028
f
194,062
Gray Escrow II, Inc.
374,000 5.375%,  11/15/2031
f
244,760
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f,h
178,867
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 128,250
Iliad Holding SASU
356,000 6.500%,  10/15/2026
f
334,467
Lamar Media Corporation
154,000 3.625%,  1/15/2031 125,411
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
206,662
Level 3 Financing, Inc.
387,000 4.625%,  9/15/2027
f
278,318
119,000 4.250%,  7/1/2028
f
74,141
138,000 10.500%,  5/15/2030
f
138,909
McGraw-Hill Education, Inc.
191,000 5.750%,  8/1/2028
f
164,785
18,000 8.000%,  8/1/2029
f
15,615
Meta Platforms, Inc.
85,000 4.600%,  5/15/2028 83,148
88,000 4.800%,  5/15/2030 85,716
News Corporation
276,000 3.875%,  5/15/2029
f
237,360
NTT Finance Corporation
117,000 1.162%,  4/3/2026
f
105,017
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
120,000 6.250%,  6/15/2025
f
117,567
104,000 4.625%,  3/15/2030
f,h
81,755
Paramount Global
125,000 6.375%,  3/30/2062
b
98,176
79,000 4.750%,  5/15/2025 76,838
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
f
207,080
Radiate Holdco, LLC/Radiate
Finance, Inc.
155,000 6.500%,  9/15/2028
f
81,375
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
44,214
Scripps Escrow II, Inc.
111,000 3.875%,  1/15/2029
f
83,476
Sirius XM Radio, Inc.
296,000 5.000%,  8/1/2027
f
270,366
200,000 4.000%,  7/15/2028
f
170,714
Sprint Capital Corporation
195,000 6.875%,  11/15/2028 201,337
136,000 8.750%,  3/15/2032 157,331
TEGNA, Inc.
354,000 4.625%,  3/15/2028 306,210

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Communications Services (2.4%) - continued
Telecom Italia Capital SA
$ 88,000 6.000%,  9/30/2034 $ 73,373
Telecom Italia SPA/Milano
120,000 5.303%,  5/30/2024
f
117,983
Telesat Canada/Telesat, LLC
150,000 4.875%,  6/1/2027
f
97,201
55,000 6.500%,  10/15/2027
f
28,050
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 109,035
165,000 3.375%,  4/15/2029 145,124
United States Cellular Corporation
250,000 6.700%,  12/15/2033 243,125
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
366,000 4.750%,  4/15/2028
f
298,869
Univision Communications, Inc.
265,000 6.625%,  6/1/2027
f
246,802
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 138,289
147,000 3.150%,  3/22/2030 125,470
221,000 2.550%,  3/21/2031 175,968
194,000 2.355%,  3/15/2032 148,014
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
218,506
VTR Finance NV
190,000 6.375%,  7/15/2028
f
70,915
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
f
198,745
Walt Disney Company
80,000 3.800%,  3/22/2030 72,565
Warnermedia Holdings, Inc.
87,000 3.638%,  3/15/2025 83,911
230,000 4.054%,  3/15/2029 204,921
YPSO Finance BIS SA
122,000 10.500%,  5/15/2027
f
76,089
Total 15,572,226
Consumer Cyclical (3.5%)
1011778 B.C., ULC/New Red
Finance, Inc.
440,000 4.375%,  1/15/2028
f
396,593
Adient Global Holdings, Ltd.
157,000 4.875%,  8/15/2026
f
148,073
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
150,000 6.625%,  7/15/2026
f
142,131
135,000 6.000%,  6/1/2029
f
100,641
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
f
341,678
Allison Transmission, Inc.
158,000 3.750%,  1/30/2031
f
127,727
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 77,584
175,000 4.700%,  12/1/2032 167,085
American Axle & Manufacturing,
Inc.
370,000 6.500%,  4/1/2027 351,289
American Honda Finance
Corporation
88,000 4.600%,  4/17/2030 83,473
Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Cyclical (3.5%) - continued
Arko Corporation
$ 185,000 5.125%,  11/15/2029
f
$ 149,210
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
f
151,896
106,000 4.625%,  4/1/2030
f
86,771
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 76,412
Bloomin' Brands, Inc., Convertible
89,000 5.000%,  5/1/2025 194,854
Booking Holdings, Inc.,
Convertible
163,000 0.750%,  5/1/2025 272,210
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
229,764
Boyne USA, Inc.
106,000 4.750%,  5/15/2029
f
92,713
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
169,000 6.250%,  9/15/2027
f
152,154
Burlington Stores, Inc., Convertible
278,000 2.250%,  4/15/2025 269,493
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
f
55,262
298,000 4.625%,  10/15/2029
f
252,424
Carnival Corporation
152,000 7.625%,  3/1/2026
f
147,863
427,000 5.750%,  3/1/2027
f
386,531
112,000 4.000%,  8/1/2028
f
97,113
Cedar Fair, LP
276,000 5.250%,  7/15/2029 239,872
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
f
166,878
116,000 6.750%,  5/1/2031
f
109,620
Cinemark USA, Inc.
325,000 5.875%,  3/15/2026
f,h
312,039
Clarios Global, LP/Clarios US
Finance Company, Inc.
140,000 8.500%,  5/15/2027
f,h
139,598
287,000 6.750%,  5/15/2028
f
280,184
Cracker Barrel Old Country Store,
Inc., Convertible
14,000 0.625%,  6/15/2026 11,559
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 52,399
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 123,487
Expedia Group, Inc., Convertible
541,000 Zero Coupon,  2/15/2026 470,021
Ford Motor Company
445,000 3.250%,  2/12/2032 342,945
251,000 6.100%,  8/19/2032
h
236,420
Ford Motor Company, Convertible
620,000 Zero Coupon,  3/15/2026 609,150
Ford Motor Credit Company, LLC
210,000 2.300%,  2/10/2025 196,973
720,000 4.134%,  8/4/2025 682,620
367,000 2.700%,  8/10/2026 327,498
168,000 2.900%,  2/10/2029 137,877
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
167,923

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Cyclical (3.5%) - continued
General Motors Company
$ 147,000 6.800%,  10/1/2027 $ 150,015
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 229,880
83,000 1.200%,  10/15/2024 78,887
43,000 2.900%,  2/26/2025 41,025
111,000 2.750%,  6/20/2025 104,495
135,000 5.800%,  6/23/2028 131,884
196,000 5.700%,  9/30/2030
b,k
167,503
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029 159,344
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f,h
77,297
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f,h
235,607
Hilton Domestic Operating
Company, Inc.
161,000 4.875%,  1/15/2030 146,522
114,000 3.625%,  2/15/2032
f
91,906
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
183,000 5.000%,  6/1/2029
f
158,743
Home Depot, Inc.
137,000 3.250%,  4/15/2032 117,540
Hyatt Hotels Corporation
79,000 5.750%,  1/30/2027 78,493
Hyundai Capital America
57,000 5.500%,  3/30/2026
f
56,252
147,000 3.000%,  2/10/2027
f
133,181
94,000 2.100%,  9/15/2028
f
77,994
International Game Technology plc
347,000 5.250%,  1/15/2029
f
319,764
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
f
140,225
Jaguar Land Rover Automotive plc
305,000 5.500%,  7/15/2029
f
260,774
KB Home
240,000 4.800%,  11/15/2029 211,200
Kohl's Corporation
81,000 4.625%,  5/1/2031 54,435
L Brands, Inc.
370,000 6.625%,  10/1/2030
f
346,879
100,000 6.875%,  11/1/2035 89,308
Lennar Corporation
110,000 4.750%,  5/30/2025 107,612
Light & Wonder International, Inc.
241,000 7.250%,  11/15/2029
f
236,180
Live Nation Entertainment, Inc.,
Convertible
337,000 2.000%,  2/15/2025 343,223
424,000 3.125%,  1/15/2029
f
439,688
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 204,351
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f,h
236,409
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 79,136
146,000 4.625%,  6/15/2030 134,489
Marriott Vacations Worldwide
Corporation, Convertible
251,000 Zero Coupon,  1/15/2026 219,751
Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Cyclical (3.5%) - continued
$ 264,000 3.250%,  12/15/2027
f
$ 230,340
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
f
198,954
McDonald's Corporation
94,000 4.950%,  8/14/2033 89,665
Mercedes-Benz Finance North
America, LLC
150,000 1.450%,  3/2/2026
f
135,996
150,000 5.200%,  8/3/2026
f
148,484
Michaels Companies, Inc.
189,000 5.250%,  5/1/2028
f,h
150,841
NCL Corporation, Ltd.
105,000 3.625%,  12/15/2024
f
100,833
78,000 5.875%,  3/15/2026
f
72,013
154,000 5.875%,  2/15/2027
f
146,449
Nordstrom, Inc.
92,000 4.375%,  4/1/2030 70,776
130,000 4.250%,  8/1/2031
h
94,279
O'Reilly Automotive, Inc.
128,000 3.900%,  6/1/2029 117,851
PENN Entertainment, Inc.
270,000 4.125%,  7/1/2029
f
220,640
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
f
323,912
139,000 7.750%,  2/15/2029
f
129,533
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
345,000 5.750%,  4/15/2026
f
334,708
213,000 6.250%,  1/15/2028
f
197,274
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
350,000 5.750%,  1/15/2029
f
253,033
Royal Caribbean Cruises, Ltd.
42,000 11.500%,  6/1/2025
f
44,336
403,000 4.250%,  7/1/2026
f
369,507
178,000 9.250%,  1/15/2029
f
188,046
92,000 7.250%,  1/15/2030
f
91,180
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
f
28,463
SeaWorld Parks and
Entertainment, Inc.
175,000 5.250%,  8/15/2029
f
153,720
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
f
95,757
Staples, Inc.
224,000 7.500%,  4/15/2026
f
184,205
136,000 10.750%,  4/15/2027
f
79,839
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
172,775
Tapestry, Inc.
92,000 3.050%,  3/15/2032 67,397
Target Corporation
177,000 2.350%,  2/15/2030 147,925
Tenneco, Inc.
173,000 8.000%,  11/17/2028
f
140,779
Toyota Motor Credit Corporation
95,000 4.700%,  1/12/2033 89,770
Tractor Supply Company
88,000 5.250%,  5/15/2033 83,094
Tripadvisor, Inc.
58,000 7.000%,  7/15/2025
f
57,890

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Cyclical (3.5%) - continued
Uber Technologies, Inc.,
Convertible
$ 426,000 Zero Coupon,  12/15/2025 $ 397,422
Vail Resorts, Inc., Convertible
448,000 Zero Coupon,  1/1/2026 394,240
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
f
315,590
Viking Cruises, Ltd.
375,000 5.875%,  9/15/2027
f
342,263
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
199,580
56,000 3.350%,  5/13/2025
f
53,664
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
251,024
Walmart, Inc.
129,000 4.000%,  4/15/2030 121,156
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
134,727
Yum! Brands, Inc.
272,000 4.750%,  1/15/2030
f
244,316
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
f
146,967
Total 22,429,212
Consumer Non-Cyclical (2.9%)
1375209 B.C., Ltd.
192,000 9.000%,  1/30/2028
f
189,787
Abbott Laboratories
272,000 1.400%,  6/30/2030 216,111
AbbVie, Inc.
457,000 3.600%,  5/14/2025 441,669
AdaptHealth, LLC
139,000 4.625%,  8/1/2029
f
106,683
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
364,000 4.625%,  1/15/2027
f
343,695
261,000 3.500%,  3/15/2029
f
222,525
Amgen, Inc.
128,000 5.150%,  3/2/2028 125,887
219,000 5.250%,  3/2/2030 213,960
Anheuser-Busch InBev Worldwide,
Inc.
183,000 4.000%,  4/13/2028 173,171
195,000 4.750%,  1/23/2029 189,065
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 81,798
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 166,912
B&G Foods, Inc.
188,000 5.250%,  4/1/2025 184,489
116,000 5.250%,  9/15/2027 97,147
128,000 8.000%,  9/15/2028
f
128,175
BAT Capital Corporation
97,000 6.343%,  8/2/2030 95,543
93,000 7.750%,  10/19/2032 98,235
Bausch & Lomb Escrow
Corporation
48,000 8.375%,  10/1/2028
f
48,143
Bausch Health Companies, Inc.
109,000 5.500%,  11/1/2025
f
96,531
Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Non-Cyclical (2.9%) - continued
$ 424,000 4.875%,  6/1/2028
f
$ 241,123
79,000 11.000%,  9/30/2028
f
53,598
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 68,833
147,000 2.823%,  5/20/2030 123,760
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
f
159,515
BioMarin Pharmaceutical, Inc.,
Convertible
369,000 1.250%,  5/15/2027
h
365,531
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 122,578
Cargill, Inc.
172,000 2.125%,  11/10/2031
f
133,955
Catalent Pharma Solutions, Inc.
173,000 3.125%,  2/15/2029
f,h
141,894
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 291,800
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
f
36,293
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
f
251,364
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
f
163,823
59,000 8.000%,  12/15/2027
f
55,017
251,000 6.000%,  1/15/2029
f
202,703
107,000 5.250%,  5/15/2030
f
81,339
111,000 4.750%,  2/15/2031
f
78,557
Cigna Group
126,000 2.400%,  3/15/2030 103,460
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 170,845
32,000 4.900%,  5/1/2033 29,700
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
f
313,816
37,000 6.625%,  7/15/2030
f
36,125
CVS Health Corporation
81,000 5.000%,  2/20/2026 79,743
77,000 4.300%,  3/25/2028 72,874
81,000 5.125%,  2/21/2030 77,908
88,000 5.300%,  6/1/2033 83,350
Diageo Capital plc
97,000 2.000%,  4/29/2030 78,691
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
184,750
Eli Lilly & Company
176,000 4.700%,  2/27/2033 169,429
Embecta Corporation
91,000 6.750%,  2/15/2030
f
74,392
Encompass Health Corporation
346,000 4.500%,  2/1/2028 315,246
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
279,574
Envista Holdings Corporation,
Convertible
56,000 1.750%,  8/15/2028 51,576
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
f
68,111

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Non-Cyclical (2.9%) - continued
General Mills, Inc.
$ 35,000 4.950%,  3/29/2033 $ 32,794
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 86,811
Grifols SA
243,000 4.750%,  10/15/2028
f
207,184
HLF Financing SARL, LLC/
Herbalife International, Inc.
366,000 4.875%,  6/1/2029
f
259,860
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
f
102,323
Integer Holdings Corporation,
Convertible
377,000 2.125%,  2/15/2028
f
409,611
Jazz Investments I, Ltd.,
Convertible
446,000 2.000%,  6/15/2026 454,084
Jazz Securities DAC
155,000 4.375%,  1/15/2029
f
135,142
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
82,000 6.750%,  3/15/2034
f
79,785
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
231,000 2.500%,  1/15/2027 204,047
114,000 3.625%,  1/15/2032 90,768
Kenvue, Inc.
176,000 5.350%,  3/22/2026
f
175,582
44,000 5.000%,  3/22/2030
f
42,869
Keurig Dr. Pepper, Inc.
107,000 3.200%,  5/1/2030 92,274
Kraft Heinz Foods Company
98,000 3.875%,  5/15/2027 92,323
87,000 6.750%,  3/15/2032 91,877
Kroger Company
80,000 4.500%,  1/15/2029 75,994
Lamb Weston Holdings, Inc.
164,000 4.125%,  1/31/2030
f
140,244
Legacy LifePoint Health, LLC
104,000 4.375%,  2/15/2027
f
89,440
LifePoint Health, Inc.
98,000 11.000%,  10/15/2030
f
98,000
Mattel, Inc.
272,000 3.375%,  4/1/2026
f
251,518
McKesson Corporation
111,000 0.900%,  12/3/2025 100,280
95,000 1.300%,  8/15/2026 84,538
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 80,114
ModivCare Escrow Issuer, Inc.
87,000 5.000%,  10/1/2029
f
62,423
ModivCare, Inc.
69,000 5.875%,  11/15/2025
f
65,589
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
f
227,419
184,000 5.250%,  10/1/2029
f,h
159,031
Mylan, Inc.
73,000 4.200%,  11/29/2023 72,771
Nestle Holdings, Inc.
171,000 4.950%,  3/14/2030
f
167,984
Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Non-Cyclical (2.9%) - continued
Newell Brands, Inc.
$ 230,000 4.700%,  4/1/2026 $ 216,750
Organon & Company/Organon
Foreign Debt Co-Issuer BV
264,000 4.125%,  4/30/2028
f
229,392
144,000 5.125%,  4/30/2031
f
115,395
Owens & Minor, Inc.
234,000 6.625%,  4/1/2030
f,h
207,695
Perrigo Finance Unlimited
Company
251,000 4.375%,  3/15/2026 234,690
Pfizer Investment Enterprises Pte,
Ltd.
119,000 4.450%,  5/19/2026 116,252
88,000 4.750%,  5/19/2033 83,184
Philip Morris International, Inc.
255,000 4.875%,  2/13/2026 250,814
168,000 4.875%,  2/15/2028 162,754
93,000 5.625%,  11/17/2029 91,945
93,000 5.750%,  11/17/2032 90,742
Post Holdings, Inc.
229,000 4.500%,  9/15/2031
f
190,595
Post Holdings, Inc., Convertible
241,000 2.500%,  8/15/2027 238,952
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
f
202,635
Procter & Gamble Company
81,000 1.200%,  10/29/2030 62,696
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
104,000 9.750%,  12/1/2026
f
100,683
Roche Holdings, Inc.
93,000 1.930%,  12/13/2028
f
79,410
136,000 2.076%,  12/13/2031
f
107,315
Royalty Pharma plc
222,000 1.200%,  9/2/2025 201,743
Scotts Miracle-Gro Company
97,000 4.500%,  10/15/2029 79,300
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
401,000
Simmons Foods, Inc.
200,000 4.625%,  3/1/2029
f
164,065
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
217,464
150,000 5.500%,  7/15/2030
f
136,005
Star Parent, Inc.
160,000 9.000%,  10/1/2030
f
161,680
Stryker Corporation
159,000 3.650%,  3/7/2028 148,339
Sysco Corporation
84,000 5.950%,  4/1/2030 84,696
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 157,564
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 469,971
140,000 6.125%,  10/1/2028 131,425
Teva Pharmaceutical Finance
Netherlands III BV
188,000 3.150%,  10/1/2026 167,559

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Consumer Non-Cyclical (2.9%) - continued
Topgolf Callaway Brands
Corporation, Convertible
$ 91,000 2.750%,  5/1/2026 $ 94,412
TreeHouse Foods, Inc.
237,000 4.000%,  9/1/2028
h
192,266
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 96,841
Winnebago Industries, Inc.,
Convertible
200,000 1.500%,  4/1/2025 223,600
Wyeth, LLC
215,000 6.500%,  2/1/2034 231,229
Zoetis, Inc.
131,000 5.600%,  11/16/2032 130,402
Total 18,484,938
Energy (2.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
62,000 5.375%,  6/15/2029
f
56,766
Antero Resources Corporation
93,000 5.375%,  3/1/2030
f
85,622
Archrock Partners, LP/Archrock
Partners Finance Corporation
340,000 6.250%,  4/1/2028
f
316,548
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
f
176,058
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 223,452
127,000 4.812%,  2/13/2033 118,857
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,k
147,415
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 251,437
Callon Petroleum Company
125,000 7.500%,  6/15/2030
f,h
121,197
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 87,831
97,000 3.250%,  1/31/2032 77,095
114,000 5.950%,  6/30/2033
f
109,950
Chesapeake Energy Corporation
132,000 6.750%,  4/15/2029
f
129,176
Chord Energy Corporation
131,000 6.375%,  6/1/2026
f
128,448
Civitas Resources, Inc.
79,000 8.375%,  7/1/2028
f
80,382
109,000 8.750%,  7/1/2031
f
111,340
CNX Resources Corporation
101,000 6.000%,  1/15/2029
f
94,377
CNX Resources Corporation,
Convertible
328,000 2.250%,  5/1/2026 593,024
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
f
78,245
175,000 6.042%,  8/15/2028
f
174,113
Comstock Resources, Inc.
183,000 5.875%,  1/15/2030
f
158,410
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
f
192,338
Principal
Amount Long-Term Fixed Income (65.2%) Value
Energy (2.7%) - continued
Crescent Energy Finance, LLC
$ 191,000 9.250%,  2/15/2028
f
$ 195,001
CrownRock, LP/CrownRock
Finance, Inc.
157,000 5.625%,  10/15/2025
f
154,480
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
f
64,009
Diamondback Energy, Inc.
224,000 3.125%,  3/24/2031 186,588
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
f
112,455
90,000 4.375%,  6/15/2031
f
75,682
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
180,684
182,000 7.625%,  1/15/2083
b
173,784
98,000 3.700%,  7/15/2027 91,104
44,000 5.700%,  3/8/2033 42,152
Enerflex, Ltd.
155,000 9.000%,  10/15/2027
f
153,062
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,k
192,959
147,000 3.750%,  5/15/2030 128,051
EnLink Midstream Partners, LP
263,000 4.850%,  7/15/2026 247,603
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 90,941
215,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
b
212,386
EQM Midstream Partners, LP
480,000 4.750%,  1/15/2031
f
413,155
EQT Corporation, Convertible
182,000 1.750%,  5/1/2026 505,159
Ferrellgas, LP/Ferrellgas Finance
Corporation
196,000 5.375%,  4/1/2026
f
183,710
Genesis Energy LP/Genesis
Energy Finance Corporation
256,000 8.875%,  4/15/2030 249,956
Harvest Midstream, LP
326,000 7.500%,  9/1/2028
f
315,122
Hess Midstream Operations, LP
156,000 5.625%,  2/15/2026
f
150,735
Hilcorp Energy I, LP/Hilcorp
Finance Company
300,000 5.750%,  2/1/2029
f
270,898
149,000 6.250%,  4/15/2032
f
132,483
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
274,550
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
224,620
Laredo Petroleum, Inc.
299,000 7.750%,  7/31/2029
f
278,167
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 92,177
MEG Energy Corporation
227,000 5.875%,  2/1/2029
f
211,990
MPLX, LP
243,000 1.750%,  3/1/2026 220,340
43,000 5.000%,  3/1/2033 39,183

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Energy (2.7%) - continued
Murphy Oil Corporation
$ 195,000 5.875%,  12/1/2027 $ 189,229
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
338,187
National Fuel Gas Company
195,000 5.500%,  1/15/2026 191,776
New Fortress Energy, Inc.
120,000 6.750%,  9/15/2025
f
114,553
Noble Finance II, LLC
193,000 8.000%,  4/15/2030
f
195,524
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
f
175,305
Northern Oil and Gas, Inc.,
Convertible
264,000 3.625%,  4/15/2029
f
326,117
Northriver Midstream Finance, LP
95,000 5.625%,  2/15/2026
f
90,530
NuStar Logistics, LP
141,000 5.750%,  10/1/2025 137,123
Occidental Petroleum Corporation
137,000 6.375%,  9/1/2028 138,022
ONEOK, Inc.
146,000 2.200%,  9/15/2025 135,855
83,000 5.550%,  11/1/2026 82,459
87,000 5.650%,  11/1/2028 85,873
Ovintiv, Inc.
54,000 5.650%,  5/15/2025 53,691
38,000 5.650%,  5/15/2028 37,169
89,000 6.250%,  7/15/2033 86,055
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 119,783
Permian Resources Operating,
LLC
144,000 7.000%,  1/15/2032
f
142,015
Permian Resources Operating,
LLC, Convertible
101,000 3.250%,  4/1/2028 238,421
Phillips 66 Company
130,000 4.950%,  12/1/2027 127,396
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 94,146
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 455,588
Plains All American Pipeline, LP
110,000
9.736%,  (TSFR3M +
4.372%), 11/2/2023
b,h,k
103,802
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 200,013
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
f
217,856
Range Resources Corporation
140,000 4.750%,  2/15/2030
f
124,250
Rockcliff Energy II, LLC
185,000 5.500%,  10/15/2029
f
166,494
Rockies Express Pipeline, LLC
48,000 4.950%,  7/15/2029
f
42,753
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
57,202
Principal
Amount Long-Term Fixed Income (65.2%) Value
Energy (2.7%) - continued
SM Energy Company
$ 61,000 6.625%,  1/15/2027 $ 59,780
135,000 6.500%,  7/15/2028 129,600
Southwestern Energy Company
135,000 5.375%,  3/15/2030 122,992
135,000 4.750%,  2/1/2032 115,869
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
86,000 5.875%,  3/1/2027 82,130
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 91,517
Sunoco, LP/Sunoco Finance
Corporation
305,000 5.875%,  3/15/2028 292,591
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
317,000 5.500%,  1/15/2028
f
288,470
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 208,686
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
174,325
TransCanada Trust
313,000 5.875%,  8/15/2076
b
285,388
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
188,775
68,400 8.750%,  2/15/2030
f
69,939
USA Compression Partners, LP/
USA Compression Finance
Corporation
264,000 6.875%,  4/1/2026 258,599
Valaris, Ltd.
172,000 8.375%,  4/30/2030
f
172,129
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
229,724
65,000 6.250%,  1/15/2030
f
62,002
160,000 4.125%,  8/15/2031
f
131,299
Venture Global LNG, Inc.
355,000 8.375%,  6/1/2031
f
348,987
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
299,274
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 78,053
Total 17,532,583
Financials (7.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
55,000 6.000%,  8/1/2029
f
46,219
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
213,944
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 88,973
150,000 6.500%,  7/15/2025 150,173
150,000 5.750%,  6/6/2028 146,545
254,000 3.000%,  10/29/2028 217,799
Air Lease Corporation
114,000 2.300%,  2/1/2025 107,986
180,000 4.650%,  6/15/2026
b,k
158,515
98,000 3.125%,  12/1/2030 79,798

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
Aircastle, Ltd.
$ 205,000 5.250%,  6/15/2026
b,f,k
$ 161,201
98,000 2.850%,  1/26/2028
f
83,151
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
148,000 6.750%,  10/15/2027
f
137,642
Ally Financial, Inc.
145,000 5.750%,  11/20/2025
h
140,847
390,000 4.700%,  5/15/2026
b,k
267,634
98,000 8.000%,  11/1/2031
h
98,944
50,000 6.700%,  2/14/2033 43,405
American Express Company
127,000 3.950%,  8/1/2025 122,856
190,000 3.550%,  9/15/2026
b,k
150,858
222,000 2.550%,  3/4/2027 200,159
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 73,956
American International Group, Inc.
176,000 5.125%,  3/27/2033 163,761
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
157,721
Arbor Realty Trust, Inc.,
Convertible
151,000 7.500%,  8/1/2025
f
151,849
Ares Capital Corporation
57,000 4.250%,  3/1/2025 54,816
191,000 2.150%,  7/15/2026 167,575
Ares Capital Corporation,
Convertible
200,000 4.625%,  3/1/2024 202,875
Assurant, Inc.
128,000 6.100%,  2/27/2026 127,354
Australia & New Zealand Banking
Group, Ltd.
216,000 2.950%,  7/22/2030
b,f
200,511
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
f
92,240
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
183,280
BAC Capital Trust XIV
248,000
6.071%,  (TSFR3M +
0.662%), 10/18/2023
b,k
191,704
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
65,851
Banco Santander SA
82,000 4.750%,  11/12/2026
b,k
60,832
Bank of America Corporation
244,000 4.200%,  8/26/2024 239,728
475,000 6.250%,  9/5/2024
b,h,k
467,321
113,000 3.458%,  3/15/2025
b
111,491
240,000 6.100%,  3/17/2025
b,k
235,017
279,000 1.319%,  6/19/2026
b
255,864
225,000 6.125%,  4/27/2027
b,k
215,578
145,000 1.734%,  7/22/2027
b
128,493
186,000 4.376%,  4/27/2028
b
175,631
294,000 3.593%,  7/21/2028
b
268,485
127,000 4.948%,  7/22/2028
b
122,030
145,000 5.819%,  9/15/2029
b
143,220
392,000 3.974%,  2/7/2030
b
352,054
328,000 2.687%,  4/22/2032
b
257,789
144,000 2.572%,  10/20/2032
b
110,649
179,000 2.972%,  2/4/2033
b
141,151
92,000 3.846%,  3/8/2037
b
74,829
Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
Bank of Montreal
$ 80,000 5.920%,  9/25/2025 $ 79,824
130,000 5.203%,  2/1/2028 126,891
92,000 3.088%,  1/10/2037
b
68,556
Bank of New York Mellon
Corporation
127,000 4.596%,  7/26/2030
b
119,540
Bank of Nova Scotia
140,000 5.250%,  12/6/2024 138,712
110,000 4.900%,  6/4/2025
b,k
100,608
98,000 1.050%,  3/2/2026 87,467
Barclays plc
111,000 4.375%,  9/11/2024 108,762
134,000 2.852%,  5/7/2026
b
126,409
85,000 5.501%,  8/9/2028
b
81,675
145,000 4.972%,  5/16/2029
b
135,456
110,000 6.224%,  5/9/2034
b
104,202
88,000 7.119%,  6/27/2034
b
84,756
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 233,983
Blackstone Mortgage Trust, Inc.,
Convertible
76,000 5.500%,  3/15/2027 67,592
Blue Owl Capital Corporation
97,000 4.250%,  1/15/2026 90,747
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 123,756
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
f
44,398
147,000 3.750%,  6/17/2026
f
130,458
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,f
135,421
122,000 3.132%,  1/20/2033
b,f
95,854
BPCE SA
114,000 2.375%,  1/14/2025
f
108,023
Bread Financial Holdings, Inc.,
Convertible
75,000 4.250%,  6/15/2028
f
80,857
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 133,891
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
55,000 4.500%,  4/1/2027
f
45,835
Burford Capital Global Finance,
LLC
200,000 9.250%,  7/1/2031
f
202,896
Canadian Imperial Bank of
Commerce
127,000 3.945%,  8/4/2025 122,612
80,000 5.926%,  10/2/2026
e
79,981
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,k
82,565
135,000 3.273%,  3/1/2030
b
112,927
Capital One NA
171,000 2.280%,  1/28/2026
b,h
161,491
Castlelake Aviation Finance DAC
84,000 5.000%,  4/15/2027
f
76,722
Centene Corporation
361,000 3.000%,  10/15/2030 291,186

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
Charles Schwab Corporation
$ 440,000 5.375%,  6/1/2025
b,k
$ 422,720
169,000 0.900%,  3/11/2026 149,808
340,000 4.000%,  6/1/2026
b,k
283,970
84,000 5.875%,  8/24/2026 83,723
126,000 2.000%,  3/20/2028 106,325
87,000 6.136%,  8/24/2034
b
84,630
Citigroup, Inc.
195,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
b,k
194,628
101,000 5.000%,  9/12/2024
b,k
95,513
141,000 3.352%,  4/24/2025
b
138,485
274,000 5.500%,  9/13/2025 270,692
360,000 3.875%,  2/18/2026
b,k
307,203
125,000 4.150%,  11/15/2026
b,k
100,048
338,000 1.122%,  1/28/2027
b
301,198
194,000 1.462%,  6/9/2027
b
171,483
172,000 3.070%,  2/24/2028
b
156,021
90,000 7.375%,  5/15/2028
b,h,k
87,329
175,000 7.625%,  11/15/2028
b,k
170,730
391,000 4.075%,  4/23/2029
b
359,853
87,000 6.174%,  5/25/2034
b
83,139
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,k
151,933
CNA Financial Corporation
126,000 3.950%,  5/15/2024 124,350
Coinbase Global, Inc., Convertible
574,000 0.500%,  6/1/2026 430,844
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,h,k
109,953
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
89,018
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
102,139
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
b
130,287
87,000 6.050%,  9/15/2033
f
84,556
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 172,858
Corporate Office Properties, LP,
Convertible
49,000 5.250%,  9/15/2028
f
49,073
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
f
301,932
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,k
194,577
98,000 3.250%,  1/14/2030
f
81,790
Credit Suisse Group AG
110,000 7.500%,  12/11/2023
*,b,k,l
10,450
110,000 7.250%,  9/12/2025
b,f,k,l
10,450
Dai-ichi Life Insurance Company,
Ltd.
243,000 5.100%,  10/28/2024
b,f,k
238,245
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
300,244
150,000 2.311%,  11/16/2027
b
130,618
136,000 3.742%,  1/7/2033
b
97,593
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
179,346
Discover Financial Services
46,000 6.700%,  11/29/2032 44,465
Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 410,000 3.875%,  2/15/2026
f
$ 364,783
Elevance Health, Inc.
133,000 5.350%,  10/15/2025 132,161
257,000 2.550%,  3/15/2031 208,265
Enact Holdings, Inc.
149,000 6.500%,  8/15/2025
f
146,751
Encore Capital Group, Inc.,
Convertible
182,000 4.000%,  3/15/2029
f
174,343
Extra Space Storage, LP
96,000 2.400%,  10/15/2031 73,495
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,k
214,939
86,000 4.772%,  7/28/2030
b
78,071
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 219,216
First Horizon Bank
146,000 5.750%,  5/1/2030
h
130,681
First-Citizens Bank & Trust
Company
194,000 6.125%,  3/9/2028 192,691
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
f
98,107
Fortress Transportation and
Infrastructure Investors, LLC
219,000 6.500%,  10/1/2025
f
215,243
98,000 9.750%,  8/1/2027
f
101,365
15,000 5.500%,  5/1/2028
f
13,599
Freedom Mortgage Corporation
64,000 12.000%,  10/1/2028
f
65,078
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 87,973
97,000 2.625%,  1/15/2027 83,065
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
301,000 3.750%,  12/15/2027
f
233,048
Goldman Sachs Group, Inc.
183,000 5.500%,  8/10/2024
b,k
178,375
111,000 3.500%,  4/1/2025 106,879
167,000 4.250%,  10/21/2025 160,932
166,000 0.855%,  2/12/2026
b
153,836
124,000 3.650%,  8/10/2026
b,k
99,954
188,000 4.125%,  11/10/2026
b,k
153,770
173,000 1.948%,  10/21/2027
b
152,751
92,000 2.640%,  2/24/2028
b
82,037
185,000 4.482%,  8/23/2028
b
175,105
196,000 3.814%,  4/23/2029
b
177,975
98,000 3.800%,  3/15/2030 86,476
98,000 2.615%,  4/22/2032
b
76,546
97,000 2.383%,  7/21/2032
b
73,874
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 84,063
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
f
19,300
150,000 3.750%,  8/15/2028
f
145,781
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
107,656
110,000 6.375%,  3/30/2025
b,k
105,667
141,000 2.633%,  11/7/2025
b
135,106

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
$ 133,000 1.589%,  5/24/2027
b
$ 117,273
200,000 2.251%,  11/22/2027
b
176,544
273,000 4.583%,  6/19/2029
b
252,399
35,000 4.600%,  12/17/2030
b,k
26,449
117,000 2.804%,  5/24/2032
b
90,622
HUB International, Ltd.
293,000 5.625%,  12/1/2029
f
255,132
Huntington Bancshares, Inc.
260,000 4.450%,  10/15/2027
b,k
210,307
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
162,000 6.375%,  12/15/2025 154,105
179,000 5.250%,  5/15/2027 157,337
ING Groep NV
200,000 1.726%,  4/1/2027
b
178,938
100,000 6.083%,  9/11/2027
b
99,556
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 128,871
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 107,306
J.P. Morgan Chase & Company
75,000
8.934%,  (TSFR3M +
3.562%), 11/1/2023
b,k
75,254
347,000 5.000%,  8/1/2024
b,k
335,400
136,000 4.600%,  2/1/2025
b,k
127,227
111,000 2.083%,  4/22/2026
b
104,185
190,000 3.650%,  6/1/2026
b,k
165,839
277,000 1.045%,  11/19/2026
b
248,942
195,000 1.578%,  4/22/2027
b
174,024
178,000 2.947%,  2/24/2028
b
161,473
294,000 4.005%,  4/23/2029
b
270,942
97,000 2.069%,  6/1/2029
b
81,733
392,000 4.493%,  3/24/2031
b
358,924
92,000 2.963%,  1/25/2033
b
73,244
83,000 4.912%,  7/25/2033
b
76,364
94,000 5.717%,  9/14/2033
b
90,360
83,000 5.350%,  6/1/2034
b
78,707
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
f
65,676
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 119,159
166,000 5.000%,  1/26/2033 139,733
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 108,803
Lincoln National Corporation
235,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
b
163,487
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
274,948
M&T Bank Corporation
360,000 3.500%,  9/1/2026
b,k
253,166
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
170,352
Manufacturers & Traders Trust
Company
177,000 4.700%,  1/27/2028 163,469
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 69,193
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,k
222,021
130,000 5.875%,  3/15/2028
b,k
122,105
Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
$ 182,000 6.400%,  12/15/2036 $ 177,836
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
f
134,738
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 184,143
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 123,618
200,000 1.538%,  7/20/2027
b
177,146
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
176,842
200,000 2.564%,  9/13/2031 151,365
88,000 5.748%,  7/6/2034
b
84,002
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
f
179,210
Morgan Stanley
111,000
5.816%,  (SOFRRATE +
0.466%), 11/10/2023
b
111,001
114,000 2.720%,  7/22/2025
b
110,635
192,000 1.164%,  10/21/2025
b
181,242
78,000 5.000%,  11/24/2025 76,451
226,000 2.188%,  4/28/2026
b
212,303
148,000 6.138%,  10/16/2026
b
148,141
196,000 1.593%,  5/4/2027
b
174,456
193,000 1.512%,  7/20/2027
b
170,533
65,000 5.123%,  2/1/2029
b
62,596
294,000 3.622%,  4/1/2031
b
253,273
92,000 2.943%,  1/21/2033
b
72,451
85,000 4.889%,  7/20/2033
b
77,233
88,000 5.250%,  4/21/2034
b
81,706
102,000 5.424%,  7/21/2034
b
96,216
185,000 2.484%,  9/16/2036
b
134,382
MPT Operating Partnership, LP/
MPT Finance Corporation
145,000 5.250%,  8/1/2026
h
123,495
2,000 4.625%,  8/1/2029 1,417
Nasdaq, Inc.
80,000 5.350%,  6/28/2028 78,538
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
f
187,095
NatWest Group plc
135,000 4.269%,  3/22/2025
b
133,554
98,000 4.892%,  5/18/2029
b
91,659
146,000 3.754%,  11/1/2029
b
139,013
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
221,000 4.500%,  9/30/2028
f
167,867
New York Life Global Funding
83,000 4.550%,  1/28/2033
f
76,091
NFP Corporation
104,000 6.875%,  8/15/2028
f
89,095
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
471,001
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 79,198
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 120,308
Northern Trust Corporation
138,000 4.000%,  5/10/2027 130,538
Office Properties Income Trust
84,000 2.650%,  6/15/2026 57,143

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
Omega Healthcare Investors, Inc.
$ 95,000 4.750%,  1/15/2028 $ 87,918
98,000 3.375%,  2/1/2031 76,616
OneMain Finance Corporation
549,000 6.875%,  3/15/2025 544,648
70,000 3.875%,  9/15/2028 56,185
Park Intermediate Holdings, LLC
309,000 4.875%,  5/15/2029
f
261,399
Pebblebrook Hotel Trust,
Convertible
624,000 1.750%,  12/15/2026 517,546
Pine Street Trust I
98,000 4.572%,  2/15/2029
f
88,183
PNC Bank NA
98,000 2.700%,  10/22/2029 79,728
PNC Financial Services Group,
Inc.
179,000 5.671%,  10/28/2025
b
177,618
180,000 3.400%,  9/15/2026
b,k
133,159
181,000 6.200%,  9/15/2027
b,h,k
166,340
77,000 5.582%,  6/12/2029
b
74,699
180,000 6.250%,  3/15/2030
b,k
154,299
PRA Group, Inc.
155,000 7.375%,  9/1/2025
f
150,932
128,000 8.375%,  2/1/2028
f
116,480
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
127,777
Prologis, LP
66,000 3.375%,  12/15/2027 60,684
Provident Financing Trust I
112,000 7.405%,  3/15/2038 110,464
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
77,503
138,000 6.750%,  3/1/2053
b
133,432
414,000 5.200%,  3/15/2044
b,h
405,049
120,000 3.700%,  10/1/2050
b
97,594
Public Storage Operating
Company
93,000 5.100%,  8/1/2033 88,900
QBE Insurance Group, Ltd.
100,000 5.875%,  5/12/2025
b,f,k
95,055
Radian Group, Inc.
185,000 4.875%,  3/15/2027 172,859
Realty Income Corporation
96,000 4.875%,  6/1/2026 94,210
112,000 3.950%,  8/15/2027 105,012
112,000 5.625%,  10/13/2032 108,277
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 24,148
Regions Financial Corporation
85,000 2.250%,  5/18/2025 79,292
145,000 5.750%,  6/15/2025
b,h,k
137,574
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 83,942
RLJ Lodging Trust, LP
97,000 3.750%,  7/1/2026
f
87,726
217,000 4.000%,  9/15/2029
f
177,710
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
198,416
Royal Bank of Canada
69,000 0.750%,  10/7/2024 65,459
Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
$ 237,000 5.000%,  2/1/2033 $ 220,826
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 186,415
90,000 2.490%,  1/6/2028
b
78,145
87,000 6.499%,  3/9/2029
b
84,848
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
174,940
Service Properties Trust
109,000 4.650%,  3/15/2024 107,514
62,000 4.350%,  10/1/2024 59,477
111,000 7.500%,  9/15/2025 109,050
200,000 5.500%,  12/15/2027 170,927
Simon Property Group, LP
159,000 2.650%,  7/15/2030 130,800
SLM Corporation
100,000 4.200%,  10/29/2025 93,571
Societe Generale SA
141,000 2.625%,  10/16/2024
f
135,517
133,000 1.488%,  12/14/2026
b,f
118,738
Spirit Realty, LP
163,000 3.200%,  1/15/2027 147,665
Standard Chartered plc
133,000 0.991%,  1/12/2025
b,f
130,799
105,000 6.000%,  7/26/2025
b,f,h,k
99,718
131,000 2.608%,  1/12/2028
b,f
115,966
Starwood Property Trust, Inc.,
Convertible
241,000 6.750%,  7/15/2027 246,904
State Street Corporation
78,000 5.272%,  8/3/2026 77,267
91,000 4.421%,  5/13/2033
b
81,638
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
b,f
220,237
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 136,175
131,000 2.174%,  1/14/2027 116,515
200,000 5.716%,  9/14/2028 197,388
147,000 2.142%,  9/23/2030 113,495
132,000 5.766%,  1/13/2033 129,006
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
f
101,110
Summit Hotel Properties, Inc.,
Convertible
203,000 1.500%,  2/15/2026 170,520
Synchrony Financial
115,000 4.250%,  8/15/2024 112,309
49,000 7.250%,  2/2/2033 43,248
Synovus Bank
87,000 5.625%,  2/15/2028 78,828
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
124,357
87,000 5.156%,  1/10/2028 84,911
124,000 5.523%,  7/17/2028 122,393
91,000 4.456%,  6/8/2032 81,605
Truist Bank
99,000 2.250%,  3/11/2030 75,781
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
158,260
80,000 1.887%,  6/7/2029
b
65,696
315,000 5.100%,  3/1/2030
b,k
269,313
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
134,869

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Financials (7.8%) - continued
$ 127,000 4.548%,  7/22/2028
b
$ 119,292
42,000 5.836%,  6/12/2034
b
39,612
UBS Group AG
117,000 2.593%,  9/11/2025
b,f
112,610
169,000 2.193%,  6/5/2026
b,f
157,180
200,000 4.875%,  2/12/2027
b,f,k
167,443
200,000 6.327%,  12/22/2027
b,f
199,679
191,000 3.869%,  1/12/2029
b,f
173,005
UDR, Inc.
193,000 3.000%,  8/15/2031
h
156,739
United Wholesale Mortgage, LLC
61,000 5.500%,  11/15/2025
f
58,022
156,000 5.500%,  4/15/2029
f
131,820
UnitedHealth Group, Inc.
184,000 5.250%,  2/15/2028 184,313
185,000 4.200%,  5/15/2032 168,853
USB Realty Corporation
146,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
b,f,k
106,202
USI, Inc./NY
78,000 6.875%,  5/1/2025
f
77,399
Ventas Realty, LP
110,000 3.750%,  5/1/2024 108,468
Ventas Realty, LP, Convertible
342,000 3.750%,  6/1/2026
f
333,279
Wells Fargo & Company
233,000 2.406%,  10/30/2025
b
223,285
335,000 3.900%,  3/15/2026
b,k
292,572
169,000 2.188%,  4/30/2026
b
158,680
220,000
6.070%,  (TSFR3M +
0.762%), 1/15/2027
b
208,530
89,000 3.526%,  3/24/2028
b
81,735
196,000 3.584%,  5/22/2028
b
179,437
127,000 4.808%,  7/25/2028
b
121,192
180,000 7.625%,  9/15/2028
b,k
181,470
196,000 4.478%,  4/4/2031
b
177,820
62,000 5.389%,  4/24/2034
b
57,964
88,000 5.557%,  7/25/2034
b
83,326
Welltower OP, LLC
97,000 2.050%,  1/15/2029 80,177
112,000 2.800%,  6/1/2031 89,627
Welltower OP, LLC, Convertible
509,000 2.750%,  5/15/2028
f
519,453
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
126,950
Willis North America, Inc.
196,000 4.500%,  9/15/2028 183,804
XHR, LP
97,000 6.375%,  8/15/2025
f,h
95,234
109,000 4.875%,  6/1/2029
f
92,650
Total 50,424,029
Foreign Government (<0.1%)
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
f
137,818
Total 137,818
Mortgage-Backed Securities (21.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,849,187 2.500%,  5/1/2051 4,667,952
4,036,697 3.500%,  5/1/2052 3,476,130
Principal
Amount Long-Term Fixed Income (65.2%) Value
Mortgage-Backed Securities (21.4%) -
continued
$ 2,661,323 4.000%,  5/1/2052 $ 2,388,492
8,957,455 3.500%,  6/1/2052 7,719,176
5,049,636 5.000%,  7/1/2053 4,779,994
6,407,172 5.500%,  7/1/2053 6,216,602
1,200,000 5.500%,  9/1/2053 1,164,302
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,242,623 2.500%,  7/1/2030 2,955,683
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,214,126 3.500%,  5/1/2040 2,855,349
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,468,052 3.000%,  1/1/2052 5,384,642
817,298 2.000%,  2/1/2051 625,982
499,983 2.000%,  2/1/2051 382,352
3,653,053 2.500%,  2/1/2051 2,921,389
3,083,082 2.500%,  2/1/2051 2,470,540
7,087,287 2.000%,  3/1/2051 5,416,587
6,851,032 3.000%,  3/1/2052 5,681,624
234,365 5.000%,  3/1/2053 221,228
5,510,432 2.000%,  4/1/2051 4,210,866
3,944,308 3.000%,  4/1/2051 3,274,646
4,099,139 3.000%,  5/1/2050 3,429,803
968,876 2.000%,  5/1/2051 738,919
2,412,977 3.000%,  5/1/2051 2,028,584
2,550,197 3.000%,  6/1/2050 2,154,146
3,063,047 5.000%,  6/1/2053 2,904,227
5,545,937 2.500%,  7/1/2051 4,427,145
2,772,147 3.500%,  7/1/2051 2,424,006
1,181,119 2.500%,  8/1/2050 953,499
5,095,460 3.500%,  8/1/2050 4,460,241
3,626,640 3.500%,  9/1/2052 3,135,728
2,971,771 4.500%,  9/1/2053 2,731,735
4,436,769 4.000%,  10/1/2052 3,962,965
944,981 2.000%,  11/1/2051 721,561
3,885,895 2.000%,  12/1/2050 2,976,378
12,984,774 4.500%,  12/1/2052 11,974,918
8,100,000 4.000%,  10/1/2048
e
7,210,898
3,300,000 4.500%,  10/1/2048
e
3,029,813
2,800,000 5.000%,  10/1/2048
e
2,641,625
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,088,928 2.500%,  3/1/2062 4,672,987
2,412,850 3.500%,  7/1/2061 2,052,156
2,285,940 4.000%,  12/1/2061 2,035,873
Total 137,480,743
Technology (2.3%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 80,888
Akamai Technologies, Inc.,
Convertible
105,000 0.125%,  5/1/2025 123,837
452,000 0.375%,  9/1/2027 470,758
225,000 1.125%,  2/15/2029
f
226,912
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 37,904

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Technology (2.3%) - continued
Apple, Inc.
$ 250,000 2.200%,  9/11/2029 $ 214,484
183,000 1.650%,  2/8/2031 144,966
AthenaHealth Group, Inc.
277,000 6.500%,  2/15/2030
f
231,712
Block, Inc., Convertible
91,000 0.125%,  3/1/2025 84,448
347,000 0.250%,  11/1/2027 260,465
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 138,122
Broadcom, Inc.
89,000 4.000%,  4/15/2029
f
80,313
Cloud Software Group, Inc.
217,000 6.500%,  3/31/2029
f
191,900
77,000 9.000%,  9/30/2029
f
66,913
CommScope Technologies, LLC
94,000 6.000%,  6/15/2025
f
89,484
CommScope, Inc.
210,000 7.125%,  7/1/2028
f
125,645
CSG Systems International, Inc.,
Convertible
118,000 3.875%,  9/15/2028
f
114,826
Dell International, LLC/EMC
Corporation
128,000 5.250%,  2/1/2028 126,046
62,000 5.300%,  10/1/2029 60,188
Euronet Worldwide, Inc.,
Convertible
155,000 0.750%,  3/15/2049 142,406
Fiserv, Inc.
156,000 2.750%,  7/1/2024 152,244
196,000 4.200%,  10/1/2028 183,785
43,000 5.600%,  3/2/2033 41,675
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
158,262
315,000 3.750%,  10/1/2030
f
264,349
Global Payments, Inc.
52,000 2.650%,  2/15/2025 49,543
137,000 4.950%,  8/15/2027 131,664
98,000 3.200%,  8/15/2029 83,341
II-VI, Inc.
83,000 5.000%,  12/15/2029
f,h
71,964
Intel Corporation
174,000 5.125%,  2/10/2030 170,743
InterDigital, Inc., Convertible
436,000 3.500%,  6/1/2027 513,128
Iron Mountain, Inc.
655,000 4.875%,  9/15/2027
f
604,142
220,000 4.500%,  2/15/2031
f
180,942
Jabil, Inc.
88,000 5.450%,  2/1/2029 85,576
Lumentum Holdings, Inc.,
Convertible
314,000 0.250%,  3/15/2024 310,860
551,000 0.500%,  6/15/2028
h
400,191
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 79,284
Mastercard, Inc.
90,000 2.000%,  11/18/2031 70,599
Microchip Technology, Inc.,
Convertible
530,000 0.125%,  11/15/2024
h
556,500
Principal
Amount Long-Term Fixed Income (65.2%) Value
Technology (2.3%) - continued
Moody's Corporation
$ 94,000 4.250%,  8/8/2032 $ 85,298
NCR Corporation
293,000 5.125%,  4/15/2029
f
258,150
290,000 6.125%,  9/1/2029
f
297,403
NVIDIA Corporation
49,000 2.850%,  4/1/2030 42,750
NXP BV/NXP Funding, LLC
92,000 4.875%,  3/1/2024 91,540
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 53,184
98,000 4.300%,  6/18/2029 89,778
ON Semiconductor Corporation,
Convertible
474,000 Zero Coupon,  5/1/2027 853,200
13,000 0.500%,  3/1/2029
f
14,274
Open Text Corporation
199,000 3.875%,  12/1/2029
f
163,582
320,000 4.125%,  2/15/2030
f
267,713
Oracle Corporation
93,000 6.150%,  11/9/2029 94,409
245,000 2.950%,  4/1/2030 206,164
133,000 6.250%,  11/9/2032 134,643
PayPal Holdings, Inc.
97,000 2.850%,  10/1/2029 84,088
113,000 2.300%,  6/1/2030 92,348
Progress Software Corporation,
Convertible
153,000 1.000%,  4/15/2026 157,437
PTC, Inc.
160,000 3.625%,  2/15/2025
f
153,765
145,000 4.000%,  2/15/2028
f
129,956
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f
92,220
RingCentral, Inc.
167,000 8.500%,  8/15/2030
f
161,322
S&P Global, Inc.
90,000 2.900%,  3/1/2032 74,072
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 197,196
Seagate HDD Cayman
104,000 8.500%,  7/15/2031
f
106,682
299,500 9.625%,  12/1/2032
f
322,724
Semtech Corporation, Convertible
169,000 1.625%,  11/1/2027
f
157,930
Sensata Technologies BV
225,000 4.000%,  4/15/2029
f
193,747
Sensata Technologies, Inc.
223,000 3.750%,  2/15/2031
f
180,479
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
f
94,286
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
585,057
Verint Systems, Inc., Convertible
238,000 0.250%,  4/15/2026 203,192
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
182,090
Viavi Solutions, Inc., Convertible
179,000 1.625%,  3/15/2026
f
170,855

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Technology (2.3%) - continued
Vishay Intertechnology, Inc.,
Convertible
$ 786,000 2.250%,  9/15/2030
f
$ 769,887
VMware, Inc.
194,000 1.400%,  8/15/2026 171,129
123,000 2.200%,  8/15/2031 92,820
Xilinx, Inc.
52,000 2.375%,  6/1/2030 43,051
Ziff Davis, Inc., Convertible
404,000 1.750%,  11/1/2026 371,478
Total 14,560,908
Transportation (0.8%)
Air Transport Services Group, Inc.,
Convertible
282,000 3.875%,  8/15/2029
f
276,783
Allegiant Travel Company
176,000 7.250%,  8/15/2027
f
165,660
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
f
63,471
American Airlines, Inc.
139,000 7.250%,  2/15/2028
f
132,899
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
599,500 5.500%,  4/20/2026
f
585,509
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
f
89,766
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 165,053
CSX Corporation
98,000 4.250%,  3/15/2029 92,823
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028 166,363
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
167,024 4.500%,  10/20/2025
f
162,231
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
f
120,127
Hawaiian Brand Intellectual
Property, Ltd.
242,000 5.750%,  1/20/2026
f
217,765
Hertz Corporation
184,000 4.625%,  12/1/2026
f
163,070
221,000 5.000%,  12/1/2029
f
173,026
JetBlue Airways Corporation,
Convertible
330,000 0.500%,  4/1/2026 255,123
Mileage Plus Holdings, LLC
186,001 6.500%,  6/20/2027
f
184,290
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 124,191
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
f
99,848
51,000 5.750%,  5/24/2026
f
50,250
96,000 1.700%,  6/15/2026
f
85,106
Rand Parent, LLC
202,000 8.500%,  2/15/2030
f,h
186,870
Ryder System, Inc.
81,000 2.850%,  3/1/2027 73,705
Principal
Amount Long-Term Fixed Income (65.2%) Value
Transportation (0.8%) - continued
Southwest Airlines Company
$ 100,000 5.125%,  6/15/2027 $ 97,505
98,000 2.625%,  2/10/2030 80,741
Southwest Airlines Company,
Convertible
574,000 1.250%,  5/1/2025
h
569,695
Union Pacific Corporation
98,000 2.150%,  2/5/2027 88,463
United Airlines, Inc.
219,000 4.375%,  4/15/2026
f
202,529
183,000 4.625%,  4/15/2029
f
157,294
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
f,h
44,785
243,000 6.375%,  2/1/2030
f
187,682
XPO Escrow Sub, LLC
233,000 7.500%,  11/15/2027
f
235,572
Total 5,298,195
U.S. Government & Agencies (4.8%)
U.S. Treasury Bonds
3,400,000 3.625%,  2/15/2053 2,811,906
19,600,000 3.625%,  5/15/2053 16,228,187
2,200,000 4.000%,  11/15/2052 1,949,922
U.S. Treasury Notes
9,200,000 4.125%,  7/31/2028 9,001,625
883,000 3.375%,  5/15/2033 800,771
Total 30,792,411
Utilities (1.8%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 84,186
AES Corporation
156,000 3.950%,  7/15/2030
f
134,460
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
b
89,650
Alliant Energy Corporation,
Convertible
225,000 3.875%,  3/15/2026
f
217,350
Ameren Corporation
98,000 1.750%,  3/15/2028 83,060
American Electric Power
Company, Inc.
139,000 2.031%,  3/15/2024 136,403
98,000 2.300%,  3/1/2030 78,746
44,000 5.625%,  3/1/2033 42,577
American Water Capital
Corporation, Convertible
292,000 3.625%,  6/15/2026
f
281,430
Arizona Public Service Company
87,000 5.550%,  8/1/2033 84,335
Calpine Corporation
191,000 4.500%,  2/15/2028
f
172,134
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 101,658
95,000 1.450%,  6/1/2026 85,087
146,000 2.650%,  6/1/2031 116,610
CenterPoint Energy, Inc.,
Convertible
122,000 4.250%,  8/15/2026
f
119,011

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (65.2%) Value
Utilities (1.8%) - continued
CMS Energy Corporation,
Convertible
$ 297,000 3.375%,  5/1/2028
f
$ 278,437
Constellation Energy Generation,
LLC
90,000 5.800%,  3/1/2033 87,753
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 107,085
165,000 4.350%,  1/15/2027
b,k
142,463
98,000 3.375%,  4/1/2030 84,304
DTE Energy Company
138,000 4.220%,  11/1/2024 135,427
80,000 4.875%,  6/1/2028 77,315
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
132,615
110,000 4.875%,  9/16/2024
b,k
107,062
187,000 2.450%,  6/1/2030 151,840
93,000 4.500%,  8/15/2032 83,659
95,000 5.750%,  9/15/2033 93,330
Duke Energy Corporation,
Convertible
705,000 4.125%,  4/15/2026
f
684,202
Edison International
118,000 4.950%,  4/15/2025 115,642
180,000 5.000%,  12/15/2026
b,k
153,842
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
176,619
Entergy Corporation
111,000 0.900%,  9/15/2025 100,780
97,000 1.900%,  6/15/2028 81,920
Evergy, Inc.
106,000 2.450%,  9/15/2024 102,399
Eversource Energy
154,000 4.600%,  7/1/2027 148,117
87,000 5.125%,  5/15/2033 80,920
Exelon Corporation
98,000 4.050%,  4/15/2030 88,201
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
f
149,619
FirstEnergy Corporation,
Convertible
425,000 4.000%,  5/1/2026
f
409,062
Florida Power & Light Company
85,000 4.400%,  5/15/2028 81,961
Georgia Power Company
54,000 4.950%,  5/17/2033 50,616
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
f
90,610
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
f
144,882
National Rural Utilities Cooperative
Finance Corporation
116,000 3.450%,  6/15/2025 111,613
79,000 5.050%,  9/15/2028 77,609
NextEra Energy Capital Holdings,
Inc.
100,000 3.800%,  3/15/2082
b
84,650
87,000 6.051%,  3/1/2025 87,132
129,000 5.749%,  9/1/2025 128,638
98,000 2.250%,  6/1/2030 78,456
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
380,275
Principal
Amount Long-Term Fixed Income (65.2%) Value
Utilities (1.8%) - continued
NextEra Energy Partners, LP,
Convertible
$ 72,000 Zero Coupon,  6/15/2024
f
$ 68,292
438,000 Zero Coupon,  11/15/2025
f
365,730
NiSource, Inc.
98,000 2.950%,  9/1/2029 84,464
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
100,448
128,000 10.250%,  3/15/2028
b,f,k
125,364
73,000 3.375%,  2/15/2029
f
59,085
135,000 5.250%,  6/15/2029
f
119,172
NRG Energy, Inc., Convertible
510,000 2.750%,  6/1/2048 539,580
PG&E Corporation
268,000 5.000%,  7/1/2028
h
242,749
PPL Capital Funding, Inc.,
Convertible
359,000 2.875%,  3/15/2028
f
326,690
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 75,184
Sempra
240,000 4.875%,  10/15/2025
b,k
227,397
120,000 3.400%,  2/1/2028 109,221
Southern California Edison
Company
46,000 5.950%,  11/1/2032 45,877
Southern Company
92,000 4.475%,  8/1/2024 90,665
112,000 5.700%,  10/15/2032 110,010
111,000 4.000%,  1/15/2051
b
102,673
317,000 3.750%,  9/15/2051
b
276,487
Southern Company, Convertible
701,000 3.875%,  12/15/2025
f
681,372
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
f
285,862
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
f
179,294
282,000 5.000%,  7/31/2027
f
259,268
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 91,683
138,000 4.600%,  6/1/2032 125,228
Total 11,607,547
Total Long-Term Fixed Income
(cost $456,600,160) 419,020,581
Shares Common Stock ( 14.6% ) Value
Communications Services (1.1%)
4,312 Alphabet, Inc., Class A
m
564,268
16,715 Alphabet, Inc., Class C
m
2,203,873
16,680 Comcast Corporation 739,591
20,651 DISH Network Corporation
m
121,015
547 Emerald Holding, Inc.
m
2,472
307 Liberty Latin America, Ltd., Class
A
m
2,505
4,531 Meta Platforms, Inc.
m
1,360,252
548 Netflix, Inc.
m
206,925
16,795 QuinStreet, Inc.
m
150,651
24,568 Verizon Communications, Inc. 796,249
3,217 Walt Disney Company
m
260,738
13,778 Warner Brothers Discovery, Inc.
m
149,629
4,674 Windstream Services, LLC
m
44,403

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Communications Services (1.1%) - continued
3,541 Ziff Davis, Inc.
m
$ 225,526
Total 6,828,097
Consumer Discretionary (1.6%)
14,420 Amazon.com, Inc.
m
1,833,070
5,289 Aptiv plc
m
521,443
273 Booking Holdings, Inc.
m
841,918
1,179 Boot Barn Holdings, Inc.
m
95,723
4,493 Cedar Fair, LP 166,241
192 Chipotle Mexican Grill, Inc.
m
351,711
8,414 Clarus Corporation 63,610
2,616 Columbia Sportswear Company 193,846
11,239 Cooper-Standard Holdings, Inc.
m
150,827
2,882 Crocs, Inc.
m
254,279
1,873 D.R. Horton, Inc. 201,291
1,004 Domino's Pizza, Inc. 380,305
10,108 Everi Holdings, Inc.
m
133,628
435 Ford Motor Company 5,403
5,026 General Motors Company 165,707
999 Grand Canyon Education, Inc.
m
116,763
1,367 Hilton Worldwide Holdings, Inc. 205,296
2,588 Home Depot, Inc. 781,990
2,033 Lowe's Companies, Inc. 422,539
545 Lululemon Athletica, Inc.
m
210,157
150 Marriott International, Inc./MD 29,484
1,016 McDonald's Corporation 267,655
648 Meritage Homes Corporation 79,309
82 NVR, Inc.
m
488,991
253 O'Reilly Automotive, Inc.
m
229,942
2,012 Papa John's International, Inc. 137,259
4,420 Skyline Champion Corporation
m
281,642
6,203 Sonos, Inc.
m
80,081
2,971 Sony Group Corporation ADR 244,840
9,227 Stoneridge, Inc.
m
185,186
3,436 Tesla, Inc.
m
859,756
25,027 ThredUp, Inc.
m
100,358
Total 10,080,250
Consumer Staples (0.8%)
4,332 Altria Group, Inc. 182,161
738 Archer-Daniels-Midland Company 55,660
4,713 BJ's Wholesale Club Holdings,
Inc.
m
336,367
1,043 Casey's General Stores, Inc. 283,195
9,115 Coca-Cola Company 510,258
3,024 Colgate-Palmolive Company 215,037
19,160 Coty, Inc.
m
210,185
2,045 John B. Sanfilippo & Son, Inc. 202,046
7,371 Kenvue, Inc. 148,010
2,768 Kimberly-Clark Corporation 334,513
2,497 Lamb Weston Holdings, Inc. 230,873
3,234 Mondelez International, Inc. 224,440
83 PepsiCo, Inc. 14,063
4,840 Philip Morris International, Inc. 448,087
6,697 Pilgrim's Pride Corporation
m
152,892
14,401 Primo Water Corporation 198,734
1,487 Procter & Gamble Company 216,894
3,701 Sysco Corporation 244,451
5,492 Turning Point Brands, Inc. 126,810
3,309 Tyson Foods, Inc. 167,071
3,245 US Foods Holding Corporation
m
128,826
4,543 Walmart, Inc. 726,562
Total 5,357,135
Shares Common Stock (14.6%) Value
Energy (0.8%)
5,853 BP plc ADR $ 226,628
496 Cheniere Energy, Inc. 82,316
3,263 Chesapeake Energy Corporation 281,369
1,723 Chevron Corporation 290,532
3,865 ConocoPhillips 463,027
8,224 Devon Energy Corporation 392,285
11,523 Enterprise Products Partners, LP 315,385
562 EQT Corporation 22,806
6,328 Exxon Mobil Corporation 744,046
8,082 Halliburton Company 327,321
3,511 Marathon Petroleum Corporation 531,355
20,982 NOV, Inc. 438,524
7,631 Permian Resources Corporation 106,529
2,979 Pioneer Natural Resources
Company 683,829
5,547 TechnipFMC plc 112,826
406 Viper Energy Partners, LP 11,319
Total 5,030,097
Financials (2.2%)
1,087 Allstate Corporation 121,103
17,663 Ally Financial, Inc. 471,249
2,760 American Express Company 411,764
4,264 American International Group, Inc. 258,398
1,202 Ameriprise Financial, Inc. 396,275
5,922 Arch Capital Group, Ltd.
m
472,043
17,073 Bank of America Corporation 467,459
94 Bank of Marin Bancorp 1,718
4,703 Bank of N.T. Butterfield & Son, Ltd. 127,357
6,287 Bank of New York Mellon
Corporation 268,141
1,338 Berkshire Hathaway, Inc.
m
468,701
725 BlackRock TCP Capital
Corporation 8,511
226 BlackRock, Inc. 146,107
1,408 Blackstone Mortgage Trust, Inc. 30,624
11,003 Bridgewater Bancshares, Inc.
m
104,308
2,986 Byline Bancorp, Inc. 58,854
1,641 Capital One Financial Corporation 159,259
1,393 Central Pacific Financial
Corporation 23,235
4,578 Charles Schwab Corporation 251,332
2,464 Chubb, Ltd. 512,956
1,046 Cincinnati Financial Corporation 106,995
1,882 Citigroup, Inc. 77,407
1,140 Citizens Financial Group, Inc. 30,552
4,005 Comerica, Inc. 166,408
574 Community Trust Bancorp, Inc. 19,665
394 Dime Community Bancshares, Inc. 7,864
1,494 Discover Financial Services 129,425
258 Eagle Bancorp, Inc. 5,534
1,020 Ellington Residential Mortgage
REIT 6,334
1,469 Encore Capital Group, Inc.
m
70,159
430 FactSet Research Systems, Inc. 188,022
3,871 Federated Hermes, Inc. 131,111
166 Financial Institutions, Inc. 2,794
1,643 First Horizon Corporation 18,106
130 First Mid-Illinois Bancshares, Inc. 3,453
895 Fiserv, Inc.
m
101,099
311 FS KKR Capital Corporation 6,124
2,684 Glacier Bancorp, Inc. 76,494
647 Golub Capital BDC, Inc. 9,491
450 Great Southern Bancorp, Inc. 21,564
1,404 Hanmi Financial Corporation 22,787

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Financials (2.2%) - continued
6,603 Heartland Financial USA, Inc. $ 194,326
393 Heritage Financial Corporation 6,410
475 Hometrust Bancshares, Inc. 10,293
2,923 Hope Bancorp, Inc. 25,869
2,499 Houlihan Lokey, Inc. 267,693
251 Independent Bank Corporation/MI 4,603
6,060 Intercontinental Exchange, Inc. 666,721
6,490 J.P. Morgan Chase & Company 941,180
597 Janus Henderson Group plc 15,415
1,905 Kinsale Capital Group, Inc. 788,918
392 Loews Corporation 24,818
1,673 M&T Bank Corporation 211,551
220 Marsh & McLennan Companies,
Inc. 41,866
2,285 Mastercard, Inc. 904,654
3,552 MetLife, Inc. 223,456
295 Metropolitan Bank Holding
Corporation
m
10,703
2,728 MGIC Investment Corporation 45,530
966 MidWestOne Financial Group, Inc. 19,639
1,988 Morgan Stanley 162,360
3,463 Nasdaq, Inc. 168,267
4,616 New York Community Bancorp,
Inc. 52,345
3,498 NU Holdings, Ltd./Cayman
Islands
m
25,360
7,660 PayPal Holdings, Inc.
m
447,804
68 PNC Financial Services Group,
Inc. 8,348
6,469 Radian Group, Inc. 162,437
3,882 Raymond James Financial, Inc. 389,869
2,417 RLI Corporation 328,446
174 SEI Investments Company 10,480
3,399 Triumph Financial, Inc.
m
220,221
200 TrustCo Bank Corporation NY 5,458
294 U.S. Bancorp 9,720
169 Veritex Holdings, Inc. 3,034
254 Visa, Inc. 58,423
4,535 Voya Financial, Inc. 301,351
14,580 Wells Fargo & Company 595,739
9,996 Western Alliance Bancorp 459,516
6,409 Zions Bancorp NA 223,610
Total 13,997,215
Health Care (1.7%)
3,858 Abbott Laboratories 373,647
1,370 Agilent Technologies, Inc. 153,193
155 Agiliti, Inc.
m
1,006
1,224 Align Technology, Inc.
m
373,712
822 Amgen, Inc. 220,921
1,947 AstraZeneca plc ADR 131,851
9,229 Avantor, Inc.
m
194,547
5,141 Baxter International, Inc. 194,021
799 Biogen, Inc.
m
205,351
2,283 Bio-Techne Corporation 155,404
4,489 Centene Corporation
m
309,202
1,134 Cigna Group 324,403
3,408 CVS Health Corporation 237,947
1,847 Danaher Corporation 458,241
385 Dentsply Sirona, Inc. 13,152
3,278 Edwards Lifesciences
Corporation
m
227,100
2,017 Elanco Animal Health, Inc.
m
22,671
767 Elevance Health, Inc. 333,967
181 Eli Lilly & Company 97,221
Shares Common Stock (14.6%) Value
Health Care (1.7%) - continued
5,194 Enovis Corporation
m
$ 273,880
4,160 Gilead Sciences, Inc. 311,750
5,750 Halozyme Therapeutics, Inc.
m
219,650
835 HCA Healthcare, Inc. 205,393
1,025 Hologic, Inc.
m
71,135
818 Intuitive Surgical, Inc.
m
239,093
2,312 Johnson & Johnson 360,094
1,889 Laboratory Corporation of America
Holdings 379,783
1,543 Lantheus Holdings, Inc.
m
107,208
27,687 Maravai LifeSciences Holdings,
Inc.
m
276,870
7,040 Medtronic plc 551,654
7,218 Merck & Company, Inc. 743,093
622 Molina Healthcare, Inc.
m
203,948
2,276 Novo Nordisk AS ADR
m
206,979
8,910 Pfizer, Inc. 295,545
4,103 Progyny, Inc.
m
139,584
1,610 QuidelOrtho Corporation
m
117,594
4,600 R1 RCM, Inc.
m
69,322
1,250 Sarepta Therapeutics, Inc.
m
151,525
733 Thermo Fisher Scientific, Inc. 371,023
1,401 UnitedHealth Group, Inc. 706,370
250 Vertex Pharmaceuticals, Inc.
m
86,935
13,756 Viemed Healthcare, Inc.
m
92,578
686 Waters Corporation
m
188,108
1,989 Zimmer Biomet Holdings, Inc. 223,206
3,199 Zoetis, Inc. 556,562
Total 11,176,439
Industrials (2.0%)
3,222 Advanced Drainage Systems, Inc. 366,760
7,706 Air Lease Corporation 303,693
1,523 AMETEK, Inc. 225,038
312 Armstrong World Industries, Inc. 22,464
3,397 ASGN, Inc.
m
277,467
1,262 Automatic Data Processing, Inc. 303,612
871 Axon Enterprise, Inc.
m
173,320
11,896 Badger Infrastructure Solutions,
Ltd. 303,826
5,586 Barnes Group, Inc. 189,756
263 Boise Cascade Company 27,100
563 Carlisle Companies, Inc. 145,963
119 Caterpillar, Inc. 32,487
3,090 Cimpress plc
m
216,331
178 Cintas Corporation 85,620
15,496 CNH Industrial NV 187,502
14,189 CSX Corporation 436,312
841 Cummins, Inc. 192,135
699 Curtiss-Wright Corporation 136,745
445 Deere & Company 167,934
6,162 Delta Air Lines, Inc. 227,994
5,747 ExlService Holdings, Inc.
m
161,146
8,290 Fastenal Company 452,966
1,405 Ferguson plc 231,080
4,320 Flowserve Corporation 171,806
5,678 Fluor Corporation
m
208,383
1,346 General Dynamics Corporation 297,426
119 Gibraltar Industries, Inc.
m
8,034
73 Gorman-Rupp Company 2,402
4,260 Greenbrier Companies, Inc. 170,400
4,532 Helios Technologies, Inc. 251,435
974 Honeywell International, Inc. 179,937
9,806 Howmet Aerospace, Inc. 453,527
156 Hubbell, Inc. 48,892

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Industrials (2.0%) - continued
16,414 Janus International Group, Inc.
m
$ 175,630
746 JB Hunt Transport Services, Inc. 140,636
2,403 Johnson Controls International plc 127,864
1,278 L3Harris Technologies, Inc. 222,525
1,011 Lincoln Electric Holdings, Inc. 183,790
3,273 ManpowerGroup, Inc. 239,976
710 Masco Corporation 37,950
13,282 Masterbrand, Inc.
m
161,376
3,124 Maximus, Inc. 233,300
4,349 Miller Industries, Inc. 170,524
1,239 Moog, Inc. 139,957
480 Northrop Grumman Corporation 211,291
1,137 Old Dominion Freight Line, Inc. 465,192
1,625 Oshkosh Corporation 155,074
1,348 Owens Corning, Inc. 183,881
959 Parker-Hannifin Corporation 373,550
2,212 Pentair plc 143,227
1,398 Quanta Services, Inc. 261,524
3,309 RB Global, Inc. 206,813
8,474 Schneider National, Inc. 234,645
520 Simpson Manufacturing Company,
Inc. 77,901
2,677 Tennant Company 198,500
5,011 Timken Company 368,258
8,716 Uber Technologies, Inc.
m
400,849
2,100 United Parcel Service, Inc. 327,327
1,631 United Rentals, Inc. 725,094
Total 12,826,147
Information Technology (3.0%)
1,208 Adobe, Inc.
m
615,959
3,040 Advanced Micro Devices, Inc.
m
312,573
1,593 Amphenol Corporation 133,796
732 ANSYS, Inc.
m
217,807
13,722 Apple, Inc. 2,349,344
2,524 Applied Materials, Inc. 349,448
854 Autodesk, Inc.
m
176,701
48 Broadcom, Inc. 39,868
1,634 Calix, Inc.
m
74,903
7,133 Ciena Corporation
m
337,106
25,615 Cisco Systems, Inc. 1,377,062
5,127 Cohu, Inc.
m
176,574
1,330 Crane NXT Company 73,908
16,278 Dropbox, Inc.
m
443,250
1,329 Enphase Energy, Inc.
m
159,679
1,158 FormFactor, Inc.
m
40,460
2,155 Fortinet, Inc.
m
126,455
11,327 Gilat Satellite Networks, Ltd.
m
72,833
2,397 Guidewire Software, Inc.
m
215,730
604 Insight Enterprises, Inc.
m
87,882
337 KLA Corporation 154,568
12,149 Knowles Corporation
m
179,927
123 Lam Research Corporation 77,093
701 Littelfuse, Inc. 173,371
1,138 Microchip Technology, Inc. 88,821
11,674 Microsoft Corporation 3,686,065
459 NetApp, Inc. 34,829
1,248 NICE, Ltd. ADR
m
212,160
3,944 NVIDIA Corporation 1,715,601
3,140 ON Semiconductor Corporation
m
291,863
2,684 Plexus Corporation
m
249,558
7,734 QUALCOMM, Inc. 858,938
185 Roper Industries, Inc. 89,592
3,037 Salesforce, Inc.
m
615,843
Shares Common Stock (14.6%) Value
Information Technology (3.0%) - continued
8,052 Samsung Electronics Company,
Ltd. $ 407,062
781 ServiceNow, Inc.
m
436,548
1,110 Silicon Laboratories, Inc.
m
128,638
2,885 Sprout Social, Inc.
m
143,904
1,788 TE Connectivity, Ltd. 220,872
2,972 Texas Instruments, Inc. 472,578
3,632 Trimble, Inc.
m
195,619
30,655 TTM Technologies, Inc.
m
394,836
476 Tyler Technologies, Inc.
m
183,803
510 Universal Display Corporation 80,065
3,956 Varonis Systems, Inc.
m
120,816
911 VeriSign, Inc.
m
184,505
977 Western Digital Corporation
m
44,580
3,822 Wolfspeed, Inc.
m
145,618
1,377 Workiva, Inc.
m
139,545
Total 19,108,556
Materials (0.6%)
4,179 Alcoa Corporation 121,442
1,626 Allegheny Technologies, Inc.
m
66,910
7,817 Axalta Coating Systems, Ltd.
m
210,277
6,061 Ball Corporation 301,717
1,305 Berry Plastics Group, Inc. 80,793
2,582 Carpenter Technology Corporation 173,536
3,345 CF Industries Holdings, Inc. 286,800
99 Eagle Materials, Inc. 16,485
2,247 Eastman Chemical Company 172,390
4,334 Ingevity Corporation
m
206,342
14,946 Ivanhoe Mines, Ltd.
m
128,085
502 Linde plc 186,920
2,780 Nucor Corporation 434,653
3,091 PPG Industries, Inc. 401,212
3,879 Steel Dynamics, Inc. 415,906
14,869 Tronox Holdings plc 199,839
1,375 United States Lime & Minerals, Inc. 276,375
Total 3,679,682
Real Estate (0.4%)
3,751 Agree Realty Corporation 207,205
2,211 Alexandria Real Estate Equities,
Inc. 221,321
1,279 AvalonBay Communities, Inc. 219,656
1,300 Camden Property Trust 122,954
1,492 CBRE Group, Inc.
m
110,199
25,555 Cushman and Wakefield plc
m
194,729
740 Equity Residential 43,445
12,119 Healthcare Realty Trust, Inc. 185,057
12,658 Host Hotels & Resorts, Inc. 203,414
12,681 Independence Realty Trust, Inc. 178,422
1,072 Kite Realty Group Trust 22,962
762 Mid-America Apartment
Communities, Inc. 98,031
8,422 National Storage Affiliates Trust 267,314
936 Public Storage 246,655
2,339 SBA Communications Corporation 468,198
2,652 UDR, Inc. 94,597
Total 2,884,159
Utilities (0.4%)
5,135 Alliant Energy Corporation 248,791
2,999 American Electric Power
Company, Inc. 225,585
1,210 Black Hills Corporation 61,214
6,613 CenterPoint Energy, Inc. 177,559

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Utilities (0.4%) - continued
3,269 Constellation Energy Corporation $ 356,582
2,832 Duke Energy Corporation 249,952
1,741 Entergy Corporation 161,042
2,190 Evergy, Inc. 111,033
23,200 NiSource, Inc. 572,576
1,418 NorthWestern Corporation 68,149
329 OGE Energy Corporation 10,966
2,937 Portland General Electric
Company 118,890
3,072 Public Service Enterprise Group,
Inc. 174,828
1,950 Spire, Inc. 110,331
Total 2,647,498
Total Common Stock
(cost $74,130,414) 93,615,275
Shares
Registered Investment
Companies ( 9.0% ) Value
U.S. Affiliated  (8.3%)
6,290,014 Thrivent Core Emerging Markets
Debt Fund 46,609,007
709,265 Thrivent Core International Equity
Fund 6,688,373
Total 53,297,380
U.S. Unaffiliated  (0.7%)
59,018 Aberdeen Asia-Pacific Income
Fund, Inc. 144,594
22,475 AllianceBernstein Global High
Income Fund, Inc. 218,007
27,863 Allspring Income Opportunities
Fund 169,964
8,000 BlackRock Core Bond Trust 79,520
23,412 BlackRock Corporate High Yield
Fund, Inc. 202,046
20,506 BlackRock Credit Allocation
Income Trust 198,498
5,350 BlackRock Debt Strategies Fund,
Inc. 54,944
18,974 BlackRock Enhanced Global
Dividend Trust 178,925
5,200 BlackRock Enhanced International
Dividend Trust 25,948
700 BlackRock Floating Rate Income
Strategies Fund, Inc. 8,834
3,599 BlackRock Income Trust, Inc. 40,957
11,278 BlackRock Multi-Sector Income
Trust 163,193
16,086 Blackstone Strategic Credit 2027
Term Fund 176,785
22,216 Eaton Vance Limited Duration
Income Fund 200,833
1,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 12,079
16,734 First Trust High Income Long/Short
Fund 179,388
6,177 Invesco Dynamic Credit
Opportunities Fund
c,m
65,020
1,251 iShares Biotechnology ETF 152,985
44,750 Nuveen Credit Strategies Income
Fund 226,435
6,800 Nuveen Preferred Income
Opportunities Fund 43,044
Shares
Registered Investment
Companies (9.0%) Value
U.S. Unaffiliated  (0.7%)- continued
5,300 Nuveen Quality Preferred Income
Fund II $ 32,701
18,592 PGIM Global High Yield Fund, Inc. 200,422
18,673 PGIM High Yield Bond Fund, Inc. 219,968
4,634 Pimco Dynamic Income Fund 80,076
4,063 SPDR Bloomberg High Yield Bond
ETF
h
367,295
1,979 SPDR S&P Biotech ETF 144,507
2,061 Tri-Continental Corporation 54,802
9,350 Vanguard Short-Term Corporate
Bond ETF 702,653
5,900 Virtus Convertible & Income Fund 18,349
11,271 Virtus Dividend, Interest &
Premium Strategy Fund 127,700
1,750 Virtus Equity & Convertible Income
Fund 34,807
28,369 Voya Global Equity Dividend &
Premium Opportunity Fund 139,008
42,861 Western Asset High Income
Opportunity Fund, Inc. 156,014
Total 4,820,301
Total Registered Investment
Companies (cost $71,794,050) 58,117,681
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
21,875 AT&T, Inc., 4.750%
k
419,562
2,481 Paramount Global, Convertible,
5.750% 44,038
11,250 Telephone and Data Systems, Inc.,
6.000%
k
153,563
Total 617,163
Energy (0.1%)
11,205 Crestwood Equity Partners, LP,
9.250%
k
108,800
5,300 Energy Transfer, LP, 7.600%
b,k
129,479
5,109 Nustar Logistics, LP, 12.304%
b
131,352
748 UGI Corporation, Convertible,
7.250% 42,741
Total 412,372
Financials (0.8%)
7,525 Aegon Funding Corporation II,
5.100% 149,446
7,500 Allstate Corporation, 5.100%
k
146,550
10,625 Apollo Global Management, Inc.,
Convertible, 6.750%
m
585,437
20,000 Bank of America Corporation,
4.250%
h,k
341,000
550 Bank of America Corporation,
Convertible, 7.250%
k
611,715
14,875 Capital One Financial Corporation,
5.000%
k
278,460
6,200 Equitable Holdings, Inc., 5.250%
k
122,140
425 First Horizon Bank, 6.393%
*,b,k
282,057
17,000 J.P. Morgan Chase & Company,
4.200%
k
307,700
9,925 J.P. Morgan Chase & Company,
4.750%
k
203,363
10,750 KeyCorp, 6.200%
b,k
212,205
9,050 Morgan Stanley, 4.250%
k
154,303
7,800 Morgan Stanley, 5.850%
b,k
181,194

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.8%) - continued
5,100 Morgan Stanley, 7.125%
b,k
$ 130,866
9,350 Public Storage Operating
Company, 4.125%
k
168,020
3,775 Public Storage Operating
Company, 4.625%
k
74,368
958 Public Storage Operating
Company, 4.700%
k
18,748
2,700 Regions Financial Corporation,
5.700%
b,k
52,920
2,675 Synovus Financial Corporation,
5.875%
b,k
57,593
9,000 U.S. Bancorp, 4.000%
k
144,090
15,500 Wells Fargo & Company, 4.250%
k
258,695
698 Wells Fargo & Company,
Convertible, 7.500%
k
778,270
Total 5,259,140
Utilities (0.2%)
6,819 AES Corporation, Convertible,
6.875% 415,959
14,250 CMS Energy Corporation, 4.200%
k
282,435
11,341 NextEra Energy, Inc., Convertible,
6.926%
h
429,030
1,831 NiSource, Inc., Convertible,
7.750% 178,431
6,200 Southern Company, 4.950% 130,510
Total 1,436,365
Total Preferred Stock
(cost $9,569,705) 7,725,040
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
7,222,625 Thrivent Cash Management Trust 7,222,625
Total Collateral Held for
Securities Loaned
(cost $7,222,625) 7,222,625
Shares or
Principal
Amount Short-Term Investments ( 4.1% ) Value
Federal Home Loan Bank Discount
Notes
900,000 5.270%, 10/25/2023
n,o
897,057
600,000 5.285%, 11/15/2023
n,o
596,249
1,500,000 5.300%, 12/6/2023
n,o
1,486,129
100,000 5.305%, 12/13/2023
n,o
98,976
600,000 5.315%, 12/15/2023
n,o
593,688
Thrivent Core Short-Term Reserve
Fund
2,180,926 5.650% 21,809,256
U.S. Treasury Bills
500,000 5.282%, 11/16/2023
n,p
496,691
300,000 5.267%, 11/21/2023
n,q
297,785
Total Short-Term Investments
(cost $26,265,306) 26,275,831
Total Investments (cost
$692,358,713) 102.5% $658,819,487
Other Assets and Liabilities, Net
(2.5%) (16,209,117)
Total Net Assets 100.0% $642,610,370
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current marke t conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $134,964,449 or
21.0% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 29, 2023, $198,676 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Diversified Income Plus Portfolio as of September 29, 2023
was $292,507 or 0.05% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/04/2013 $ 110,000
First Horizon Bank, 6.393%,
3/5/2019 06/21/2017 323,002

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 6,125,297
Common Stock 869,356
Total lending $6,994,653
Gross amount payable upon return of
collateral for securities loaned $7,222,625
Net amounts due to counterparty $227,972
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,471,671 – 1,303,635 168,036
Capital Goods 4,874,702 – 4,408,703 465,999
Communications Services 6,801,181 – 6,801,181 –
Consumer Cyclical 8,190,071 – 8,190,071 –
Consumer Non-Cyclical 7,662,024 – 7,337,148 324,876
Energy 1,078,445 – 1,078,445 –
Financials 3,796,384 – 3,796,384 –
Technology 9,742,320 – 9,742,320 –
Transportation 2,695,060 – 2,695,060 –
Utilities 530,596 – 530,596 –
Long-Term Fixed Income
Asset-Backed Securities 38,429,524 – 38,429,524 –
Basic Materials 6,876,019 – 6,876,019 –
Capital Goods 12,247,200 – 12,247,200 –
Collateralized Mortgage Obligations 32,871,000 – 32,871,000 –
Commercial Mortgage-Backed Securities 4,276,228 – 4,276,228 –
Communications Services 15,572,226 – 15,572,226 –
Consumer Cyclical 22,429,212 – 22,429,212 –
Consumer Non-Cyclical 18,484,938 – 18,484,938 –
Energy 17,532,583 – 17,532,583 –
Financials 50,424,029 – 50,424,029 –
Foreign Government 137,818 – 137,818 –
Mortgage-Backed Securities 137,480,743 – 137,480,743 –
Technology 14,560,908 – 14,560,908 –
Transportation 5,298,195 – 5,298,195 –
U.S. Government & Agencies 30,792,411 – 30,792,411 –
Utilities 11,607,547 – 11,607,547 –
Common Stock
Communications Services 6,828,097 6,783,694 44,403 –
Consumer Discretionary 10,080,250 10,080,250 – –
Consumer Staples 5,357,135 5,357,135 – –
Energy 5,030,097 5,030,097 – –
Financials 13,997,215 13,997,215 – –
Health Care 11,176,439 11,176,439 – –
Industrials 12,826,147 12,522,321 303,826 –
Information Technology 19,108,556 18,701,494 407,062 –
Materials 3,679,682 3,551,597 128,085 –
Real Estate 2,884,159 2,884,159 – –
Utilities 2,647,498 2,647,498 – –
Preferred Stock
Communications Services 617,163 617,163 – –
Energy 412,372 412,372 – –
Financials 5,259,140 4,977,083 282,057 –
Utilities 1,436,365 1,436,365 – –
Registered Investment Companies
U.S. Unaffiliated 4,820,301 4,755,281 – 65,020
Short-Term Investments 4,466,575 – 4,466,575 –
Subtotal Investments in Securities $576,490,226 $104,930,163 $470,536,132 $1,023,931
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 53,297,380
Affiliated Short-Term Investments 21,809,256
Collateral Held for Securities Loaned 7,222,625
Subtotal Other Investments $82,329,261
Total Investments at Value $658,819,487
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 864,241 864,241 – –
Credit Default Swaps 2,469 – 2,469 –
Total Asset Derivatives $866,710 $864,241 $2,469 $–
Liability Derivatives
Futures Contracts 2,971,560 2,971,560 – –
Total Liability Derivatives $2,971,560 $2,971,560 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$3,672,099 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 December 2023 $ 6,922,808 ( $ 30,636)
CBOT U.S. Long Bond 72 December 2023 8,667,965 (475,715)
CME E-mini S&P 500 Index 121 December 2023 27,258,571 (1,089,296)
CME Ultra Long Term U.S. Treasury Bond 87 December 2023 11,123,340 (797,527)
ICE mini MSCI EAFE Index 132 December 2023 13,859,612 (385,712)
ICE US mini MSCI Emerging Markets Index 39 December 2023 1,910,364 (47,139)
Ultra 10-Yr. U.S. Treasury Note 41 December 2023 4,719,597 (145,535)
Total Futures Long Contracts $ 74,462,257 ( $ 2,971,560)
CME E-mini Russell 2000 Index (156) December 2023 ( $ 14,638,719) $ 609,639
CME E-mini S&P Mid-Cap 400 Index (7) December 2023 (1,822,168) 57,888
CME Euro Foreign Exchange Currency (50) December 2023 (6,723,604) 90,791
Eurex Euro STOXX 50 Index (147) December 2023 (6,614,735) 105,923
Total Futures Short Contracts ( $ 29,799,226) $864,241
Total Futures Contracts $ 44,663,031 ($2,107,319)

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of September 29, 2023. Investments totaling $297,785 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 3,810,000 $ – $ 2,469 $ 2,469
Total Credit Default Swaps $– $2,469 $2,469
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Diversified Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $59,518 $2,415 $14,350 $46,609 6,290 7.2%
Core International Equity 15,745 – 10,000 6,688 709 1.1
Total U.S. Affiliated Registered Investment
Companies 75,263 53,297 8.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 66,018 188,482 232,691 21,809 2,181 3.4
Total Affiliated Short-Term Investments 66,018 21,809 3.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,289 59,727 59,793 7,223 7,223 1.1
Total Collateral Held for Securities Loaned 7,289 7,223 1.1
Total Value $148,570 $82,329
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,268) $3,294 $ – $2,415
Core International Equity (144) 1,087 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 1,799
Total Income/Non Income Cash from Affiliated
Investments $4,214
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 83
Total Affiliated Income from Securities Loaned, Net $83
Total Value ($4,412) $4,381 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Belgium (<0.1%)
483 Titan Cement International SA $ 9,039
Total 9,039
Bermuda (<0.1%)
26,000 Road King Infrastructure, Ltd.
a
5,848
118,000 Shanghai Industrial Urban
Development Group, Ltd. 5,558
Total 11,406
Brazil (5.7%)
5,000 Alupar Investimento SA 28,668
11,400 Ambev SA 29,756
34,828 B3 SA - Brasil Bolsa Balcao 85,016
26,890 Banco Bradesco SA ADR 76,637
1,700 Banco BTG Pactual SA 10,494
24,400 Banco do Brasil SA 229,362
26,941 Companhia Energetica de Minas
Gerais ADR 65,197
6,222 Companhia Siderurgica Nacional
SA ADR 14,870
22,400 CPFL Energia SA 150,758
10,500 ENGIE Brasil Energia SA 86,606
28,767 Gerdau SA ADR 137,219
393,300 Grupo Casas Bahia SA
a
49,294
9,300 Guararapes Confeccoes SA
a
9,769
24,600 Hypera SA 182,351
18,400 Iochpe-Maxion SA 49,967
32,205 Itau Unibanco Holding SA ADR 172,941
77,400 Itausa SA 139,200
6,100 Jalles Machado SA 10,437
193 Jalles Machado SA, Common
Receipt
a,b
330
28,000 JBS S/A 100,546
2,300 Localiza Rent a Car SA 26,859
16 Localiza Rent a Car SA, Rights
a
57
28,200 Metalurgica Gerdau SA 62,498
65,700 Petroleo Brasileiro SA 450,674
28,325 Petroleo Brasileiro SA ADR 424,592
18,300 Randon SA Implementos e
Participacoes 42,705
27,900 Telefonica Brasil SA 238,506
6,039 Telefonica Brasil SA ADR 51,634
87,100 TIM SA/Brazil 259,053
33,536 Vale SA ADR 449,382
1,487 WEG SA 10,751
Total 3,646,129
Cayman Islands (15.4%)
171,700 Alibaba Group Holding, Ltd.
a
1,861,603
9,800 ANTA Sports Products, Ltd. 109,655
4,275 Baidu.com, Inc. ADR
a
574,346
5,000 China Mengniu Dairy Company,
Ltd. 16,678
77,400 Chow Tai Fook Jewellery Group,
Ltd. 116,208
95,000 Consun Pharmaceutical Group,
Ltd. 61,560
38,000 Geely Automobile Holdings, Ltd. 44,564
101,000 Haidilao International Holding, Ltd.
c
269,300
24,335 Hello Group, Inc. ADR 169,858
7,881 Huazhu Group, Ltd. ADR
a
310,748
9,209 JD.com, Inc. 133,980
1,158 JOYY, Inc. ADR 44,131
9,388 KE Holdings, Inc. ADR 145,702
33,700 Kuaishou Technology
a,c
268,108
Shares Common Stock (98.0%) Value
Cayman Islands (15.4%) - continued
49,700 Meituan
a,c
$ 719,467
2,284 MINISO Group Holding, Ltd. ADR 59,156
13,500 NetDragon Websoft Holdings, Ltd. 24,880
4,145 NetEase , Inc. ADR 415,163
5,742 PDD Holdings, Inc. ADR
a
563,118
14,000 Seazen Group, Ltd.
a
2,545
698,500 Shui On Land, Ltd. 63,221
116,000 Sino Biopharmaceutical, Ltd. 41,755
71,100 Tencent Holdings, Ltd. 2,756,118
38,632 Tencent Music Entertainment Group
ADR
a
246,472
94,800 Tongcheng Travel Holdings, Ltd.
a
207,355
150,000 Topsports International Holdings,
Ltd.
c
113,406
7,082 Trip.com Group, Ltd. ADR
a
247,657
5,000 Want Want China Holdings, Ltd. 3,259
160,000 Xiaomi Corporation
a,c
250,657
19,000 Zhongsheng Group Holdings, Ltd. 53,198
Total 9,893,868
Chile (0.5%)
57,475 Cencosud SA 108,981
595,603 Colbun SA 81,098
18,744 Embotelladora Andina SA 42,164
9,654 Empresas CMPC SA 17,774
25,539 S.A.C.I. Falabella 57,066
Total 307,083
China (12.7%)
366,800 Agricultural Bank of China, Ltd. 180,955
358,300 Aluminum Corporation of China,
Ltd., Class A 309,001
454,000 Aluminum Corporation of China,
Ltd., Class H 252,549
1,045,400 Bank of China, Ltd., Class A 540,327
410,000 Bank of Communications
Company, Ltd. 323,948
386,500 Baoshan Iron & Steel Company,
Ltd. 322,954
6,900 Beijing Tongrentang Company, Ltd. 51,750
389,900 BOE Technology Group Company,
Ltd. 206,448
2,000 BYD Company, Ltd., Class H 61,620
708,000 CGN Power Company, Ltd.
c
183,288
351,000 China Cinda Asset Management
Company, Ltd. 35,261
23,000 China Construction Bank
Corporation 12,929
72,700 China Merchants Securities
Company, Ltd. 139,843
552,000 China Petroleum & Chemical
Corporation, Class H 300,225
218,000 China Railway Group, Ltd. 112,112
7,500 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 51,465
47,800 China State Construction
Engineering Corporation, Ltd. 36,316
38,300 CITIC Securities Company, Ltd.,
Class A 114,389
423,000 CMOC Group, Ltd. 269,859
539,000 CRRC Corporation, Ltd. 259,743
77,700 Focus Media Information
Technology Company, Ltd. 76,212
147,500 Foxconn Industrial Internet
Company, Ltd. 400,011

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
China (12.7%) - continued
21,600 Fuyao Glass Industry Group
Company, Ltd., Class H
c
$ 98,805
54,200 GF Securities Company, Ltd., Class
H 72,416
756,200 Greenland Holdings Corporation,
Ltd.
a
284,612
45,200 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 194,438
114,000 Guotai Junan Securities Company,
Ltd. 227,902
28,800 Haier Smart Home Company, Ltd.,
Class H 90,016
12,800 Huatai Securities Company, Ltd.
c
16,320
40,600 Jiangxi Copper Company, Ltd.,
Class A 107,277
207,000 Jiangxi Copper Company, Ltd.,
Class H 322,888
103,300 Jointown Pharmaceutical Group
Company, Ltd. 153,167
644,000 People's Insurance Company
(Group) of China, Ltd. 230,381
109,600 PetroChina Company, Ltd., Class A 119,777
454,000 PetroChina Company, Ltd., Class H 340,242
58,000 Ping An Insurance (Group)
Company of China, Ltd. 328,955
2,800 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 6,937
25,000 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 38,925
277,200 Shenwan Hongyuan Group
Company, Ltd. 164,818
176,600 Shenzhen Overseas Chinese Town
Company, Ltd.
a
102,789
14,700 Shenzhou International Group
Holdings, Ltd. 139,792
5,400 Sichuan Kelun Pharmaceutical
Company, Ltd. 21,573
83,000 Tong Ren Tang Technologies
Company, Ltd. 65,821
14,000 Tsingtao Brewery Company, Ltd. 114,002
19,155 Vipshop Holdings, Ltd. ADR
a
306,672
75,000 Wanda Film Holding Company,
Ltd.
a
139,134
30,999 Yunnan Baiyao Group Company,
Ltd. 226,687
7,000 Zhongjin Gold Corporation, Ltd. 10,453
Total 8,166,004
Colombia (<0.1%)
1,282 Bancolombia SA 9,769
Total 9,769
Czech Republic (0.3%)
6,195 Komercni Banka AS 180,119
42 Philip Morris CR 31,237
Total 211,356
Egypt (0.1%)
39,587 Commercial International Bank
Egypt SAE GDR 52,176
Total 52,176
Greece (0.4%)
2,870 Mytilineos SA 105,638
Shares Common Stock (98.0%) Value
Greece (0.4%) - continued
24,917 National Bank of Greece SA
a
$ 140,279
Total 245,917
Hong Kong (0.6%)
46,000 China Resources Beer (Holdings)
Company, Ltd. 251,272
51,000 CITIC, Ltd. 46,683
44,000 CSPC Pharmaceutical Group, Ltd. 32,179
31,000 Far East Horizon, Ltd. 22,299
28,000 Genertec Universal Medical Group
Company, Ltd.
c
13,943
14,000 Yuexiu Property Company, Ltd. 16,093
Total 382,469
Hungary (0.4%)
9,487 MOL Hungarian Oil & Gas plc 71,858
5,283 OTP Bank Nyrt 190,473
Total 262,331
India (16.5%)
439 ABB India, Ltd. 21,626
2,684 Amara Raja Energy & Mobility, Ltd. 20,572
10,564 Asian Paints, Ltd. 401,521
12,825 Bajaj Auto, Ltd. 780,065
12,103 Bajaj Finserv , Ltd. 223,758
34,433 Cipla , Ltd. 491,083
19,759 Coal India, Ltd. 70,078
4,913 Coromandel International, Ltd. 67,707
909 CRISIL, Ltd. 42,886
7,281 Cummins India, Ltd. 148,387
2,722 Dr. Reddy's Laboratories, Ltd. ADR 182,020
35,941 HCL Technologies, Ltd. 532,697
9,021 HDFC Asset Management
Company, Ltd.
c
287,324
36,174 HDFC Life Insurance Company,
Ltd.
c
277,066
2,717 Hindustan Unilever, Ltd. 80,578
165,850 Indian Oil Corporation, Ltd. 181,398
38,188 Infosys, Ltd. ADR 653,397
31,644 ITC, Ltd. 169,075
37,318 Jio Financial Services, Ltd.
a
103,899
23,696 Kotak Mahindra Bank, Ltd. 493,825
30,269 Larsen & Toubro, Ltd. 1,099,761
1,738 LTIMindtree , Ltd.
c
108,592
997 Mphasis , Ltd. 28,424
105 MRF, Ltd. 135,495
315 Nestle India, Ltd. 85,253
2,378 Persistent Systems, Ltd. 165,253
9,155 PI Industries, Ltd. 380,253
8,446 Pidilite Industries, Ltd. 247,718
2,681 Polycab India, Ltd. 172,148
68,179 REC, Ltd. 235,516
16,602 Reliance Industries, Ltd. 467,424
20,857 SBI Life Insurance Company, Ltd.
c
327,166
3,247 Schaeffler India, Ltd. 129,277
5,092 Siemens, Ltd. 224,803
903 Solar Industries India, Ltd. 52,323
1,094 Supreme Industries, Ltd. 54,297
23,701 Tata Consultancy Services, Ltd. 1,003,552
8,061 Tech Mahindra, Ltd. 118,345
777 Thermax , Ltd. 29,059
3,082 UltraTech Cement, Ltd. 305,633
Total 10,599,254

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Indonesia (2.4%)
478,700 Astra International Tbk PT $ 192,275
1,525,500 Bank Central Asia Tbk PT 869,131
573,800 Bank Mandiri Persero Tbk PT
a
223,338
770,796 Bank Rakyat Indonesia Persero
Tbk PT 260,323
Total 1,545,067
Kuwait (0.9%)
14,367 HumanSoft Holding Company
KSCC 145,227
6,590 Kuwait Finance House KSCP 15,603
43,235 Mobile Telecommunications
Company KSCP 68,045
100,732 National Bank of Kuwait KSC 295,207
43,551 National Industries Group Holding 28,194
Total 552,276
Luxembourg (0.2%)
6,182 Reinet Investments SCA 135,739
Total 135,739
Malaysia (1.2%)
4,200 AEON Credit Service (M) Bhd 10,895
96,100 Hong Leong Bank Bhd 398,817
16,000 IOI Corporation Bhd 13,542
6,300 Kuala Lumpur Kepong Bhd 28,679
87,000 Mah Sing Group Bhd 16,652
3,400 Malayan Banking Bhd 6,361
14,400 MISC Bhd 21,694
4,300 Petronas Dagangan Bhd 20,496
33,400 Public Bank Bhd 28,857
36,100 QL Resources Bhd 41,980
54,800 Sports Toto Bhd 17,273
13,500 Ta Ann Holdings Bhd 9,690
75,000 Tenaga Nasional Bhd 159,505
Total 774,441
Mexico (2.4%)
2,259 America Movil SAB de CV ADR 39,126
28,800 Arca Continental SAB de CV 262,377
42,074 Cemex SAB de CV ADR
a
273,481
4,398 Coca-Cola Femsa SAB de CV ADR 344,979
375 Fomento Economico Mexicano SAB
de CV ADR 40,931
14,210 Grupo Financiero Banorte SAB de
CV ADR 119,102
52,100 Grupo Mexico SAB de CV 246,218
5,000 Kimberly-Clark de Mexico, SA de
CV 9,956
77,500 Megacable Holdings SAB de CV 171,209
7,500 Wal-Mart de Mexico SAB de CV 28,309
Total 1,535,688
Netherlands (0.2%)
19,262 NEPI Rockcastle NV 105,905
Total 105,905
Philippines (0.6%)
10,390 Aboitiz Equity Ventures, Inc. 9,210
10,980 Jollibee Foods Corporation 44,466
20,550 SM Investments Corporation 306,179
Total 359,855
Shares Common Stock (98.0%) Value
Poland (1.0%)
5,139 Asseco Poland SA $ 84,172
17,513 Orlen SA 234,635
9,322 Powszechna Kasa Oszczednosci
Bank Polski SA
a
73,744
24,099 Powszechny Zaklad Ubezpieczen
SA 227,627
539 Santander Bank Polska SA
a
44,249
Total 664,427
Qatar (0.3%)
10,704 Commercial Bank PSQC 15,877
63,611 Gulf International Services QSC 51,098
92,345 Masraf Al Rayan QSC 56,562
13,213 Ooredoo QPSC 38,804
2,749 Qatar Electricity & Water Company
QSC 13,232
20,230 Qatar Gas Transport Company, Ltd. 20,682
Total 196,255
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
a,b,d
0
78,093 NovaTek PJSC
a,b,d
0
136,926 Sberbank of Russia PJSC
a,b,d
0
Total 0
Saudi Arabia (3.4%)
31,283 Al Rajhi Bank 566,740
33,545 Alinma Bank 299,004
2,634 Arab National Bank 16,855
2,630 Dr. Sulaiman Al Habib Medical
Services Group Company 165,284
1,908 Eastern Province Cement Company 19,815
7,234 Fawaz Abdulaziz Al Hokair &
Company
a
40,240
42,728 Jarir Marketing Company 165,195
30,839 National Commercial Bank 269,827
12,477 Riyad Bank 92,384
632 SABIC Agri -Nutrients Company 22,430
5,463 Saudi Arabian Oil Company
c
50,894
1,238 Saudi Aramco Base Oil Company 49,123
2,285 Saudi Basic Industries Corporation 50,314
10,636 Saudi Electricity Company 54,125
27,431 Saudi Telecom Company 275,101
3,651 Savola Group 35,113
Total 2,172,444
Singapore (<0.1%)
1,501 China Yuchai International, Ltd. 15,160
Total 15,160
South Africa (2.1%)
18,648 Absa Group, Ltd. 171,856
26,964 AECI, Ltd. 160,584
16,179 Aspen Pharmacare Holdings, Ltd. 146,821
3,039 Barloworld, Ltd. 13,939
4,412 Coronation Fund Managers, Ltd. 7,219
32,472 DataTec , Ltd. 61,655
26,482 FirstRand, Ltd. 89,176
6,119 Kumba Iron Ore, Ltd. 146,979
24,886 Momentum Metropolitan Holdings 25,972
3,796 MTN Group, Ltd. 22,625
1,406 Naspers, Ltd. 224,945
9,435 Sasol, Ltd. 129,516
16,925 Standard Bank Group 164,229
5,090 Super Group, Ltd. 8,893

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
South Africa (2.1%) - continued
10,411 Vukile Property Fund, Ltd. $ 7,203
Total 1,381,612
South Korea (10.6%)
1,142 AfreecaTV Company, Ltd. 70,933
180 Chong Kun Dang Pharmaceutical
Corporation
a
12,510
269 Chongkundang Holdings
Corporation 10,724
871 CJ Corporation 57,821
2,216 Doosan Bobcat, Inc. 83,641
3,295 Green Cross Holdings Corporation 34,040
10,800 GS Holdings Corporation 318,652
693 Hanmi Pharm Company, Ltd. 153,616
2,216 Hanwha Corporation 39,301
1,292 Huons Global Company, Ltd. 21,695
758 HYBE Company, Ltd.
a
133,409
516 Hyundai Motor Company 72,965
552 Hyundai Steel Company 15,528
1,326 JW Pharmaceutical Corporation
a
37,656
1,907 JYP Entertainment Corporation 158,351
6,129 Kakao Corporation 200,030
6,009 Kia Corporation 361,683
173 Korea Zinc Company, Ltd. 64,803
172 LG Chem , Ltd. 62,975
3,838 Lotte Shopping Company, Ltd. 202,812
1,252 Meritz Financial Group, Inc. 51,238
1,483 NAVER Corporation 221,730
24,011 NH Investment & Securities
Company, Ltd. 181,748
51 NongShim Company, Ltd. 17,844
2,291 PharmaResearch Company, Ltd. 214,417
1,058 POSCO Holdings, Inc. 416,819
595 Samsung Biologics Company,
Ltd.
a,c
300,348
3,237 Samsung C&T Corporation 258,087
45,223 Samsung Electronics Company,
Ltd. 2,286,210
109 Samsung SDI Company, Ltd. 41,193
9,441 Samsung Securities Corporation,
Ltd. 256,864
1,297 Seoul Semiconductor Company,
Ltd. 10,103
332 SGC Energy Company, Ltd. 6,321
95 SK Biopharmaceuticals Company,
Ltd.
a
6,066
4,016 SK Hynix, Inc. 340,013
1,367 Yuhan Corporation 76,735
Total 6,798,881
Taiwan (15.3%)
11,316 ASE Technology Holding Company,
Ltd. ADR 85,096
64,000 Asia Cement Corporation 78,839
7,000 Asustek Computer, Inc. 79,653
206,000 Capital Securities Corporation 93,261
187,000 Cheng Shin Rubber Industry
Company, Ltd. 246,350
3,000 Chicony Power Technology
Company, Ltd. 10,648
9,000 China Steel Chemical Corporation 31,531
130,000 China Steel Corporation 101,730
113,000 Chipbond Technology Corporation 239,023
22,000 Delta Electronics, Inc. 221,582
25,000 Elan Microelectronics Corporation 103,470
Shares Common Stock (98.0%) Value
Taiwan (15.3%) - continued
37,000 Everlight Electronics Company, Ltd. $ 53,796
66,000 Feng Hsin Steel Company, Ltd. 137,474
11,000 Getac Holdings Corporation 26,495
6,000 Global Mixed Mode Technology,
Inc. 48,612
2,000 Grape King Bio, Ltd. 9,671
1,060 Hotai Motor Company, Ltd.
a
21,542
5,000 Makalot Industrial Company, Ltd. 52,073
16,000 MediaTek , Inc. 365,806
41,000 Micro-Star International Company,
Ltd. 208,580
176,000 Nan Ya Plastics Corporation 363,093
41,000 Novatek Microelectronics
Corporation 538,396
106,000 Pou Chen Corporation 94,186
26,000 Powertech Technology, Inc. 81,830
8,000 President Chain Store Corporation 65,035
72,000 Quanta Computer, Inc. 538,856
24,000 Radiant Opto -Electronics
Corporation 91,444
41,000 Realtek Semiconductor Corporation 503,415
22,000 Sigurd Microelectronics
Corporation 39,171
5,100 SinoPac Financial Holdings
Company, Ltd. 2,751
15,000 Systex Corporation 49,239
65,646 Taichung Commercial Bank
Company, Ltd.
a
29,806
250,900 Taiwan Cooperative Financial
Holding Company, Ltd. 199,084
247,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,035,779
50,704 Topco Scientific Company, Ltd. 266,494
3,000 TTY Biopharm Company, Ltd. 7,179
110,000 Uni -President Enterprises
Corporation 239,080
19,000 USI Corporation 12,213
41,000 Winbond Electronics Corporation 32,227
496,840 Yuanta Financial Holding Company,
Ltd.
a
385,953
Total 9,790,463
Thailand (0.8%)
33,700 Bangchak Corporation pcl NVDR 37,801
153,500 Bangkok Dusit Medical Services
pcl NVDR 112,423
73,700 Home Product Center pcl NVDR 25,240
343,000 Krung Thai Bank pcl NVDR 178,546
720,500 Land and Houses pcl NVDR 154,065
25,600 PTT pcl NVDR 23,479
Total 531,554
Turkey (1.1%)
24,658 BIM Birlesik Magazalar AS 246,679
36,379 KOC Holding AS 194,463
1,209 Tofas Turk Otomobil Fabrikasi AS 13,013
25,374 Turk Hava Yollari Anonim Ortakligi
a
223,961
Total 678,116
United Arab Emirates (2.1%)
11,421 Abu Dhabi Islamic Bank PJSC 35,012
33,861 Aldar Properties PJSC 53,111
134,893 Deyaar Development PJSC
a
24,726
137,107 Dubai Islamic Bank PJSC 218,394
242,308 Emaar Properties PJSC 530,276

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
United Arab Emirates (2.1%) - continued
35,859 Emirates Central Cooling Systems
Corporation $ 18,409
91,286 Emirates NBD Bank PJSC 442,383
Total 1,322,311
United States (0.8%)
9,664 Yum China Holding, Inc. 538,478
Total 538,478
Total Common Stock
(cost $64,191,011) 62,895,473
Shares Preferred Stock ( 0.7% )
Brazil (<0.1%)
15,000 Companhia de Saneamento do
Parana 13,638
Total 13,638
South Korea (0.7%)
11,405 Samsung Electronics Company,
Ltd. 459,467
Total 459,467
Total Preferred Stock
(cost $505,547) 473,105
Shares or
Principal
Amount Short-Term Investments ( 1.0% )
Federal Home Loan Bank Discount
Notes
100,000 5.270%,  10/25/2023
e,f
99,673
Thrivent Core Short-Term Reserve
Fund
51,904 5.650% 519,036
Total Short-Term Investments
(cost $618,671) 618,709
Total Investments (cost
$65,315,229) 99.7% $63,987,287
Other Assets and Liabilities,
Net 0.3% 185,108
Total Net Assets 100.0% $64,172,395
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $3,284,684 or
5.1% of total net assets.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,662,978 1,540,730 5,122,248 –
Consumer Discretionary 8,812,590 2,025,829 6,786,761 –
Consumer Staples 2,437,433 385,910 2,051,193 330
Energy^ 2,865,353 424,592 2,440,761 0
Financials^ 12,262,326 249,578 12,012,748 0
Health Care 3,101,225 182,020 2,919,205 –
Industrials 4,309,689 15,160 4,294,529 –
Information Technology 13,899,686 738,493 13,161,193 –
Materials 6,178,680 874,952 5,303,728 –
Real Estate 1,518,306 145,702 1,372,604 –
Utilities 847,207 65,197 782,010 –
Preferred Stock
Information Technology 459,467 – 459,467 –
Utilities 13,638 – 13,638 –
Short-Term Investments 99,673 – 99,673 –
Subtotal Investments in Securities $63,468,251 $6,648,163 $56,819,758 $330
Other Investments  * Total
Affiliated Short-Term Investments 519,036
Subtotal Other Investments $519,036
Total Investments at Value $63,987,287
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 44,945 44,945 – –
Total Liability Derivatives $44,945 $44,945 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling $99,673 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 37 December 2023 $ 1,812,620 ( $ 44,945)
Total Futures Long Contracts $ 1,812,620 ( $ 44,945)
Total Futures Contracts $ 1,812,620 ($44,945)

Emerging Markets Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $753 $13,703 $13,937 $519 52 0.8%
Total Affiliated Short-Term Investments 753 519 0.8
Total Value $753 $519
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $28
Total Income/Non Income Cash from Affiliated
Investments $28
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.8% ) Value
Communications Services (8.7%)
10,967 Alphabet, Inc., Class A
a
$ 1,435,142
9,759 Alphabet, Inc., Class C
a
1,286,724
8 Cable One, Inc. 4,925
477 Electronic Arts, Inc. 57,431
81 John Wiley and Sons, Inc. 3,011
455 Liberty Global plc, Class C
a
8,445
1,699 Lumen Technologies, Inc.
a
2,413
272 New York Times Company 11,206
372 Omnicom Group, Inc. 27,706
54 Scholastic Corporation 2,060
7,756 Verizon Communications, Inc. 251,372
3,373 Walt Disney Company
a
273,382
4,255 Warner Brothers Discovery, Inc.
a
46,209
483 ZoomInfo Technologies, Inc.
a
7,921
Total 3,417,947
Consumer Discretionary (9.9%)
522 Aptiv plc
a
51,464
457 Aramark 15,858
154 Autoliv, Inc. 14,858
55 AutoNation, Inc.
a
8,327
362 Best Buy Company, Inc. 25,148
68 Booking Holdings, Inc.
a
209,709
432 BorgWarner, Inc. 17,440
57 Buckle, Inc. 1,903
217 Capri Holdings, Ltd.
a
11,416
296 CarMax, Inc.
a
20,936
64 Choice Hotels International, Inc. 7,841
66 Columbia Sportswear Company 4,891
225 Darden Restaurants, Inc. 32,225
48 Deckers Outdoor Corporation
a
24,676
66 Domino's Pizza, Inc. 25,000
40 Ethan Allen Interiors, Inc. 1,196
160 Foot Locker, Inc. 2,776
506 GameStop Corporation
a,b
8,329
373 Gap, Inc. 3,965
282 Garmin, Ltd. 29,666
647 Hanesbrands, Inc. 2,562
258 Harley-Davidson, Inc. 8,530
242 Hasbro, Inc. 16,006
490 Hilton Worldwide Holdings, Inc. 73,588
1,856 Home Depot, Inc. 560,809
40 Jack in the Box, Inc. 2,762
215 Kohl's Corporation 4,506
81 La-Z-Boy, Inc. 2,501
493 LKQ Corporation 24,409
1,082 Lowe's Companies, Inc. 224,883
1,679 Lucid Group, Inc.
a,b
9,386
476 Marriott International, Inc./MD 93,563
643 Mattel, Inc.
a
14,165
1,347 McDonald's Corporation 354,854
67 Meritage Homes Corporation 8,200
96 Mohawk Industries, Inc.
a
8,238
725 Newell Brands, Inc. 6,547
2,273 NIKE, Inc. 217,344
202 Nordstrom, Inc. 3,018
67 ODP Corporation
a
3,092
72 Pool Corporation 25,639
120 PVH Corporation 9,181
1,187 Rivian Automotive, Inc.
a
28,820
423 Royal Caribbean Cruises, Ltd.
a
38,975
79 Signet Jewelers, Ltd. 5,673
2,120 Starbucks Corporation 193,492
5,266 Tesla, Inc.
a
1,317,659
Shares Common Stock (93.8%) Value
Consumer Discretionary (9.9%) - continued
257 Topgolf Callaway Brands
Corporation
a
$ 3,557
202 Tractor Supply Company 41,016
92 Ulta Beauty, Inc.
a
36,749
344 Under Armour, Inc., Class A
a
2,356
377 Under Armour, Inc., Class C
a
2,405
74 Vail Resorts, Inc. 16,420
613 VF Corporation 10,832
100 Whirlpool Corporation 13,370
149 Wolverine World Wide, Inc. 1,201
Total 3,903,932
Consumer Staples (6.8%)
1,008 Archer-Daniels-Midland Company 76,023
280 Bunge, Ltd. 30,310
359 Campbell Soup Company 14,748
447 Church & Dwight Company, Inc. 40,959
226 Clorox Company 29,620
7,587 Coca-Cola Company 424,720
1,458 Colgate-Palmolive Company 103,678
886 Conagra Brands, Inc. 24,294
300 Darling Ingredients, Inc.
a
15,660
427 Estee Lauder Companies, Inc. 61,723
1,083 General Mills, Inc. 69,301
172 Hain Celestial Group, Inc.
a
1,784
550 Hormel Foods Corporation 20,916
120 Ingredion, Inc. 11,808
188 J.M. Smucker Company 23,107
506 Kellanova 30,112
1,686 Keurig Dr. Pepper, Inc. 53,227
623 Kimberly-Clark Corporation 75,290
1,586 Kraft Heinz Company 53,353
1,259 Kroger Company 56,340
269 Lamb Weston Holdings, Inc. 24,872
464 McCormick & Company, Inc. 35,097
2,518 Mondelez International, Inc. 174,749
2,541 PepsiCo, Inc. 430,547
4,352 Procter & Gamble Company 634,783
936 Sysco Corporation 61,823
850 Target Corporation 93,985
103 United Natural Foods, Inc.
a
1,456
Total 2,674,285
Energy (1.6%)
1,859 Baker Hughes Company 65,660
449 Cheniere Energy, Inc. 74,516
87 Core Laboratories, Inc. 2,089
1,665 Halliburton Company 67,432
278 HF Sinclair Corporation 15,827
783 Marathon Petroleum Corporation 118,499
715 NOV, Inc. 14,943
1,075 ONEOK, Inc. 68,187
850 Phillips 66 102,128
814 TechnipFMC plc 16,557
667 Valero Energy Corporation 94,521
Total 640,359
Financials (11.2%)
485 Allstate Corporation 54,034
499 Ally Financial, Inc. 13,313
1,167 American Express Company 174,105
192 Ameriprise Financial, Inc. 63,299
395 Arthur J. Gallagher & Company 90,032
73 Bank of Hawaii Corporation 3,627

ESG Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.8%) Value
Financials (11.2%) - continued
1,438 Bank of New York Mellon
Corporation $ 61,331
276 BlackRock, Inc. 178,431
130 Cathay General Bancorp 4,519
2,772 Charles Schwab Corporation 152,183
764 Chubb, Ltd. 159,050
893 Citizens Financial Group, Inc. 23,932
664 CME Group, Inc. 132,946
241 Comerica, Inc. 10,014
469 Discover Financial Services 40,630
662 Equitable Holdings, Inc. 18,794
70 FactSet Research Systems, Inc. 30,608
1,096 Fidelity National Information
Services, Inc. 60,576
558 Franklin Resources, Inc. 13,716
576 Hartford Financial Services Group,
Inc. 40,844
2,666 Huntington Bancshares, Inc. 27,726
1,032 Intercontinental Exchange, Inc. 113,541
100 International Bancshares
Corporation 4,334
637 Invesco, Ltd. 9,249
1,718 KeyCorp 18,486
302 Lincoln National Corporation 7,456
362 Loews Corporation 22,918
306 M&T Bank Corporation 38,694
70 MarketAxess Holdings, Inc. 14,955
913 Marsh & McLennan Companies,
Inc. 173,744
1,562 Mastercard, Inc. 618,411
305 Moody's Corporation 96,432
2,314 Morgan Stanley 188,984
638 Nasdaq, Inc. 31,000
384 Northern Trust Corporation 26,680
545 Old National Bancorp 7,924
1,957 PayPal Holdings, Inc.
a
114,406
736 PNC Financial Services Group,
Inc. 90,359
452 Principal Financial Group, Inc. 32,576
1,081 Progressive Corporation 150,583
677 Prudential Financial, Inc. 64,241
1,729 Regions Financial Corporation 29,739
605 S&P Global, Inc. 221,073
621 State Street Corporation 41,582
790 Synchrony Financial 24,150
415 T. Rowe Price Group, Inc. 43,521
426 Travelers Companies, Inc. 69,570
2,450 Truist Financial Corporation 70,095
2,987 Visa, Inc. 687,040
180 Voya Financial, Inc. 11,961
691 Western Union Company 9,107
196 Willis Towers Watson plc 40,956
280 Zions Bancorp NA 9,769
Total 4,437,246
Health Care (10.4%)
3,257 AbbVie, Inc. 485,488
544 Agilent Technologies, Inc. 60,830
134 Align Technology, Inc.
a
40,913
985 Amgen, Inc. 264,729
524 Becton, Dickinson and Company 135,470
267 Biogen, Inc.
a
68,622
346 BioMarin Pharmaceutical, Inc.
a
30,614
288 Bio-Techne Corporation 19,604
3,880 Bristol-Myers Squibb Company 225,195
Shares Common Stock (93.8%) Value
Health Care (10.4%) - continued
470 Cardinal Health, Inc. $ 40,805
317 Cencora, Inc. 57,050
1,016 Centene Corporation
a
69,982
546 Cigna Group 156,194
91 Cooper Companies, Inc. 28,939
1,294 Danaher Corporation 321,041
101 DaVita, Inc.
a
9,548
392 Dentsply Sirona, Inc. 13,391
713 Dexcom, Inc.
a
66,523
1,118 Edwards Lifesciences Corporation
a
77,455
438 Elevance Health, Inc. 190,714
2,304 Gilead Sciences, Inc. 172,662
381 HCA Healthcare, Inc. 93,718
242 Henry Schein, Inc.
a
17,968
454 Hologic, Inc.
a
31,508
231 Humana, Inc. 112,386
153 IDEXX Laboratories, Inc.
a
66,902
290 Illumina, Inc.
a
39,811
129 Insulet Corporation
a
20,574
343 IQVIA Holding, Inc.
a
67,485
118 Jazz Pharmaceuticals, Inc.
a
15,274
164 Laboratory Corporation of America
Holdings 32,972
4,682 Merck & Company, Inc. 482,012
41 Mettler-Toledo International, Inc.
a
45,431
160 Patterson Companies, Inc. 4,742
143 Pediatrix Medical Group, Inc.
a
1,818
206 Quest Diagnostics, Inc. 25,103
270 ResMed, Inc. 39,925
199 Select Medical Holdings
Corporation 5,029
183 STERIS plc 40,154
296 Teladoc Health, Inc.
a
5,503
474 Vertex Pharmaceuticals, Inc.
a
164,829
109 Waters Corporation
a
29,889
136 West Pharmaceutical Services,
Inc. 51,029
387 Zimmer Biomet Holdings, Inc. 43,429
853 Zoetis, Inc. 148,405
Total 4,121,665
Industrials (8.7%)
1,021 3M Company 95,586
234 A.O. Smith Corporation 15,474
158 ACCO Brands Corporation 907
60 Acuity Brands, Inc. 10,219
117 AGCO Corporation 13,839
198 Air Lease Corporation 7,803
161 Allegion plc 16,776
72 Applied Industrial Technologies,
Inc. 11,132
47 ArcBest Corporation 4,778
94 ASGN, Inc.
a
7,678
764 Automatic Data Processing, Inc. 183,803
40 Avis Budget Group, Inc.
a
7,188
217 Broadridge Financial Solutions,
Inc. 38,854
237 Builders FirstSource, Inc.
a
29,504
217 C.H. Robinson Worldwide, Inc. 18,690
1,546 Carrier Global Corporation 85,339
951 Caterpillar, Inc. 259,623
1,586 Copart, Inc.
a
68,341
3,779 CSX Corporation 116,204
260 Cummins, Inc. 59,400
514 Deere & Company 193,973

ESG Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.8%) Value
Industrials (8.7%) - continued
293 Delta Air Lines, Inc. $ 10,841
76 Deluxe Corporation 1,436
259 Dover Corporation 36,133
736 Eaton Corporation plc 156,974
88 EMCOR Group, Inc. 18,514
285 Expeditors International of
Washington, Inc. 32,670
97 Exponent, Inc. 8,303
1,060 Fastenal Company 57,918
379 Ferguson plc 62,334
240 Flowserve Corporation 9,545
652 Fortive Corporation 48,352
234 Fortune Brands Innovations, Inc. 14,545
312 Graco, Inc. 22,739
85 Granite Construction, Inc. 3,232
34 Heidrick & Struggles International,
Inc. 851
78 HNI Corporation 2,701
36 ICF International, Inc. 4,349
140 IDEX Corporation 29,123
562 Illinois Tool Works, Inc. 129,434
748 Ingersoll Rand, Inc. 47,663
107 Interface, Inc. 1,050
153 JB Hunt Transport Services, Inc. 28,844
1,265 Johnson Controls International plc 67,311
59 Kelly Services, Inc. 1,073
297 Knight-Swift Transportation
Holdings, Inc. 14,895
60 Lennox International, Inc. 22,466
106 Lincoln Electric Holdings, Inc. 19,270
95 ManpowerGroup, Inc. 6,965
414 Masco Corporation 22,128
370 MDU Resources Group, Inc. 7,245
99 Middleby Corporation
a
12,672
420 Norfolk Southern Corporation 82,711
167 Owens Corning, Inc. 22,780
965 PACCAR, Inc. 82,044
237 Parker-Hannifin Corporation 92,316
96 Paycom Software, Inc. 24,890
307 Pentair plc 19,878
268 Quanta Services, Inc. 50,135
57 Resources Connection, Inc. 850
201 Robert Half, Inc. 14,729
212 Rockwell Automation, Inc. 60,604
86 Ryder System, Inc. 9,198
289 Sensata Technologies Holding plc 10,930
98 Snap-On, Inc. 24,996
274 Southwest Airlines Company 7,417
282 Stanley Black & Decker, Inc. 23,570
143 Steelcase, Inc. 1,597
33 Tennant Company 2,447
99 Tetra Tech, Inc. 15,051
121 Timken Company 8,892
421 Trane Technologies plc 85,425
353 TransUnion 25,342
62 TrueBlue, Inc.
a
909
179 U-Haul Holding Company 9,378
1,126 Union Pacific Corporation 229,287
1,338 United Parcel Service, Inc. 208,554
127 United Rentals, Inc. 56,460
83 W.W. Grainger, Inc. 57,423
332 Wabtec Corporation 35,282
442 Xylem, Inc. 40,235
Total 3,450,017
Shares Common Stock (93.8%) Value
Information Technology (30.2%)
1,164 Accenture plc $ 357,476
841 Adobe, Inc.
a
428,826
2,973 Advanced Micro Devices, Inc.
a
305,684
281 Akamai Technologies, Inc.
a
29,938
926 Analog Devices, Inc. 162,133
160 ANSYS, Inc.
a
47,608
1,550 Applied Materials, Inc. 214,597
280 Atlassian Corporation
a
56,423
396 Autodesk, Inc.
a
81,936
504 Cadence Design Systems, Inc.
a
118,087
7,523 Cisco Systems, Inc. 404,436
323 Cognex Corporation 13,708
940 Cognizant Technology Solutions
Corporation 63,676
377 CommScope Holding Company,
Inc.
a
1,267
1,482 Corning, Inc. 45,157
479 Dell Technologies, Inc. 33,003
112 F5, Inc.
a
18,048
46 Fair Isaac Corporation
a
39,952
187 First Solar, Inc.
a
30,217
819 Flex, Ltd.
a
22,097
1,231 Fortinet, Inc.
a
72,235
1,061 Gen Digital, Inc. 18,758
145 Guidewire Software, Inc.
a
13,050
2,394 Hewlett Packard Enterprise
Company 41,584
1,636 HP, Inc. 42,045
87 HubSpot, Inc.
a
42,847
7,694 Intel Corporation 273,522
1,676 International Business Machines
Corporation 235,143
517 Intuit, Inc. 264,156
82 Itron, Inc.
a
4,968
329 Keysight Technologies, Inc.
a
43,530
248 Lam Research Corporation 155,439
1,005 Microchip Technology, Inc. 78,440
13,040 Microsoft Corporation 4,117,380
309 Motorola Solutions, Inc. 84,122
4,560 NVIDIA Corporation 1,983,554
479 NXP Semiconductors NV 95,762
284 Okta, Inc.
a
23,149
798 ON Semiconductor Corporation
a
74,174
3,006 Oracle Corporation 318,396
206 PTC, Inc.
a
29,186
143 RingCentral, Inc.
a
4,237
197 Roper Industries, Inc. 95,403
1,798 Salesforce, Inc.
a
364,598
343 Seagate Technology Holdings plc 22,621
376 ServiceNow, Inc.
a
210,169
297 Skyworks Solutions, Inc. 29,281
290 Splunk, Inc.
a
42,413
281 Synopsys, Inc.
a
128,971
584 TE Connectivity, Ltd. 72,142
189 Teradata Corporation
a
8,509
1,676 Texas Instruments, Inc. 266,501
455 Trimble, Inc.
a
24,506
317 Twilio, Inc.
a
18,554
435 VMware, Inc.
a
72,419
380 Workday, Inc.
a
81,643
216 Xerox Holdings Corporation 3,389
95 Zebra Technologies Corporation
a
22,470
Total 11,953,535

ESG Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.8%) Value
Materials (2.6%)
410 Air Products and Chemicals, Inc. $ 116,194
216 Albemarle Corporation 36,729
149 Avery Dennison Corporation 27,218
415 Axalta Coating Systems, Ltd.
a
11,163
577 Ball Corporation 28,723
63 Compass Minerals International,
Inc. 1,761
471 Ecolab, Inc. 79,787
98 H.B. Fuller Company 6,724
470 International Flavors & Fragrances,
Inc. 32,040
612 International Paper Company 21,708
905 Linde plc 336,977
480 LyondellBasell Industries NV 45,456
63 Minerals Technologies, Inc. 3,450
613 Mosaic Company 21,823
1,458 Newmont Corporation 53,873
435 PPG Industries, Inc. 56,463
43 Schnitzer Steel Industries, Inc. 1,197
267 Sealed Air Corporation 8,773
453 Sherwin-Williams Company 115,538
184 Sonoco Products Company 10,000
Total 1,015,597
Real Estate (2.7%)
860 American Tower Corporation 141,427
211 Anywhere Real Estate, Inc.
a
1,357
262 AvalonBay Communities, Inc. 44,996
273 Boston Properties, Inc. 16,238
573 CBRE Group, Inc.
a
42,322
206 COPT Defense Properties 4,909
800 Crown Castle, Inc. 73,624
537 Digital Realty Trust, Inc. 64,988
173 Equinix, Inc. 125,643
663 Equity Residential 38,925
134 Federal Realty Investment Trust 12,144
996 Healthpeak Properties, Inc. 18,286
1,306 Host Hotels & Resorts, Inc. 20,987
534 Iron Mountain, Inc. 31,746
88 Jones Lang LaSalle, Inc.
a
12,424
383 Macerich Company 4,178
148 PotlatchDeltic Corporation 6,718
1,705 Prologis, Inc. 191,318
199 SBA Communications Corporation 39,834
604 Simon Property Group, Inc. 65,250
577 UDR, Inc. 20,582
736 Ventas, Inc. 31,008
916 Welltower, Inc. 75,039
Total 1,083,943
Utilities (1.0%)
359 American Water Works Company,
Inc. 44,455
267 Atmos Energy Corporation 28,283
134 Avista Corporation 4,337
538 CMS Energy Corporation 28,573
639 Consolidated Edison, Inc. 54,654
460 Essential Utilities, Inc. 15,792
643 Eversource Energy 37,390
1,835 Exelon Corporation 69,345
176 New Jersey Resources
Corporation 7,151
99 Ormat Technologies, Inc. 6,922
1,162 Sempra 79,051
Shares Common Stock (93.8%) Value
Utilities (1.0%) - continued
388 UGI Corporation $ 8,924
Total 384,877
Total Common Stock
(cost $34,766,647) 37,083,403
Shares
Registered Investment
Companies ( 5.7% ) Value
U.S. Unaffiliated  (5.7%)
27,459 iShares MSCI KLD 400 Social ETF 2,235,437
Total 2,235,437
Total Registered Investment
Companies (cost $2,133,593) 2,235,437
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
15,525 Thrivent Cash Management Trust 15,525
Total Collateral Held for
Securities Loaned
(cost $15,525) 15,525
Shares or
Principal
Amount Short-Term Investments ( 1.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.300%, 12/6/2023
c,d
99,075
Thrivent Core Short-Term Reserve
Fund
39,832 5.650% 398,321
Total Short-Term Investments
(cost $497,334) 497,396
Total Investments (cost
$37,413,099) 100.8% $39,831,761
Other Assets and Liabilities, Net
(0.8%) (301,477)
Total Net Assets 100.0% $39,530,284
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
September 29, 2023:
Securities Lending Transactions
Common Stock $ 14,969
Total lending $14,969
Gross amount payable upon return of
collateral for securities loaned $15,525
Net amounts due to counterparty $556

ESG Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,417,947 3,417,947 – –
Consumer Discretionary 3,903,932 3,903,932 – –
Consumer Staples 2,674,285 2,674,285 – –
Energy 640,359 640,359 – –
Financials 4,437,246 4,437,246 – –
Health Care 4,121,665 4,121,665 – –
Industrials 3,450,017 3,450,017 – –
Information Technology 11,953,535 11,953,535 – –
Materials 1,015,597 1,015,597 – –
Real Estate 1,083,943 1,083,943 – –
Utilities 384,877 384,877 – –
Registered Investment Companies
U.S. Unaffiliated 2,235,437 2,235,437 – –
Short-Term Investments 99,075 – 99,075 –
Subtotal Investments in Securities $39,417,915 $39,318,840 $99,075 $–
Other Investments  * Total
Affiliated Short-Term Investments 398,321
Collateral Held for Securities Loaned 15,525
Subtotal Other Investments $413,846
Total Investments at Value $39,831,761
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 16,239 16,239 – –
Total Liability Derivatives $16,239 $16,239 $– $–

ESG Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling $99,075 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 December 2023 $ 405,534 ( $ 16,239)
Total Futures Long Contracts $ 405,534 ( $ 16,239)
Total Futures Contracts $ 405,534 ($16,239)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $6,263 $5,865 $398 40 1.0%
Total Affiliated Short-Term Investments – 398 1.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8 137 129 16 16 <0.1
Total Collateral Held for Securities Loaned 8 16 <0.1
Total Value $8 $414
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 75 .1% ) Value
Communications Services (4.9%)
168,264 Alphabet, Inc., Class C
a
$ 22,185,608
11,118 Altice USA, Inc.
a
36,356
5,758 AMC Networks, Inc.
a
67,829
261,370 Auto Trader Group plc
b
1,963,939
2,302 Bumble, Inc.
a
34,346
40 Cable One, Inc. 24,626
27,666 Cargurus, Inc.
a
484,708
15,596 Carsales.com, Ltd. 279,393
5,000 Cogeco Communications, Inc. 231,438
94,871 Comcast Corporation 4,206,580
36,669 Deutsche Telekom AG 769,199
407 Electronic Arts, Inc. 49,003
3,457 Emerald Holding, Inc.
a
15,626
2,229 Entravision Communications
Corporation 8,136
8,310 Frontier Communications Parent,
Inc.
a
130,052
14,007 iHeartMedia, Inc.
a
44,262
32,906 Imax Corporation
a
635,744
11,494 Integral Ad Science Holding
Corporation
a
136,664
3,718 Interpublic Group of Companies,
Inc. 106,558
7,698 Ipsos SA 353,650
79,300 KDDI Corporation 2,427,411
9,248 Liberty Global plc, Class A
a
158,326
24,704 Liberty Global plc, Class C
a
458,506
5,100 Liberty Latin America, Ltd., Class
A
a
41,616
2,827 Live Nation Entertainment, Inc.
a
234,754
75,371 Lumen Technologies, Inc.
a,c
107,027
2,112 Match Group, Inc.
a
82,738
39,460 Meta Platforms, Inc.
a
11,846,287
736,701 MFE-MediaForEurope NV 311,395
91,986 Moneysupermarket.com Group plc 272,277
7,408 Netflix, Inc.
a
2,797,261
47,300 Nintendo Company, Ltd. 1,965,455
51,100 Nippon Television Holdings, Inc. 516,680
685 Omnicom Group, Inc. 51,019
15,169 Publicis Groupe SA 1,148,182
40,169 QuinStreet, Inc.
a
360,316
235 REA Group, Ltd. 23,209
40,778 Rightmove plc 278,283
11,305 Rogers Communications, Inc. 434,055
6,097 Scout24 SE
b
422,757
37,179 SEEK, Ltd. 525,231
716 Shutterstock, Inc. 27,244
2,580 Sinclair, Inc. 28,948
43,900 SoftBank Group Corporation 1,849,311
1,923 TechTarget, Inc.
a
58,382
4,440 Telephone and Data Systems, Inc. 81,296
10,559 Trade Desk, Inc.
a
825,186
1,062 Tripadvisor, Inc.
a
17,608
43,700 TV Asahi Holdings Corporation 493,829
123,308 Verizon Communications, Inc. 3,996,412
206,527 Warner Brothers Discovery, Inc.
a
2,242,883
6,685 WPP plc 59,559
154 Yelp, Inc.
a
6,405
14,592 Ziff Davis, Inc.
a
929,364
Total 66,842,929
Consumer Discretionary (8.5%)
4,474 2U, Inc.
a
11,051
117 Adient plc
a
4,294
12,632 Amadeus IT Holding SA 763,007
Shares Common Stock (75.1%) Value
Consumer Discretionary (8.5%) - continued
124,125 Amazon.com, Inc.
a
$ 15,778,770
856 American Axle & Manufacturing
Holdings, Inc.
a
6,215
11,635 American Eagle Outfitters, Inc. 193,257
39,835 Aptiv plc
a
3,927,333
106,487 Aristocrat Leisure, Ltd. 2,782,129
4,925 Autoliv, Inc. 475,164
79 AutoNation, Inc.
a
11,961
119,661 B&M European Value Retail SA 853,527
13,106 Bayerische Motoren Werke AG 1,331,140
1,300 Beazer Homes USA, Inc.
a
32,383
16,700 Benesse Holdings, Inc. 204,249
1,463 Best Buy Company, Inc. 101,635
1,153 Booking Holdings, Inc.
a
3,555,794
5,672 Boot Barn Holdings, Inc.
a
460,510
785 BRP, Inc. 59,419
1,310 Brunswick Corporation 103,490
2,791 Buckle, Inc. 93,191
10,440 Cedar Fair, LP 386,280
14,098 Cheesecake Factory, Inc. 427,169
571 Chegg, Inc.
a
5,093
608 Chipotle Mexican Grill, Inc.
a
1,113,753
14,100 Chiyoda Company, Ltd. 86,465
44,292 Clarus Corporation 334,847
4,434 Columbia Sportswear Company 328,559
11,826 Compagnie Financiere Richemont
SA 1,440,209
43,299 Compass Group plc 1,053,973
3,942 Container Store Group, Inc.
a
8,869
1,510 Culp, Inc.
a
8,426
26,557 D.R. Horton, Inc. 2,854,081
11,210 Dana, Inc. 164,451
1,920 Darden Restaurants, Inc. 274,982
1,565 Deckers Outdoor Corporation
a
804,551
3,600 Denso Corporation
a
57,765
7,865 Domino's Pizza Group plc 36,120
7,031 Domino's Pizza, Inc. 2,663,272
374 Dorman Products, Inc.
a
28,334
18,511 eBay, Inc. 816,150
1,540 Etsy, Inc.
a
99,453
55,916 Everi Holdings, Inc.
a
739,209
978 Expedia Group, Inc.
a
100,802
1,900 Fast Retailing Company, Ltd. 413,849
5,309 Ferrari NV 1,565,016
8,795 Five Below, Inc.
a
1,415,115
1,224 Flutter Entertainment plc
a
199,672
10,779 Fox Factory Holding Corporation
a
1,067,983
10,263 Gap, Inc. 109,096
6,369 Gentex Corporation 207,247
6,601 Goodyear Tire & Rubber
Company
a
82,050
2,086 Green Brick Partners, Inc.
a
86,590
9,066 Harley-Davidson, Inc. 299,722
4,600 Heiwa Corporation 66,018
1,207 Hermes International SCA 2,200,154
2,693 Hilton Worldwide Holdings, Inc. 404,435
17,950 Home Depot, Inc. 5,423,772
116,100 Honda Motor Company, Ltd.
a
1,306,090
185 Hyatt Hotels Corporation 19,625
76,614 Industria de Diseno Textil SA 2,850,965
29,511 InterContinental Hotels Group plc 2,182,480
12,424 JB Hi-Fi, Ltd. 360,862
758 KB Home 35,080
243 La Francaise des Jeux SAEM
b
7,893
11,707 Laureate Education, Inc. 165,069

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Consumer Discretionary (8.5%) - continued
1,640 La-Z-Boy, Inc. $ 50,643
8,314 Lear Corporation 1,115,739
1,190 Lennar Corporation 133,554
453,207 Lottery Corporation, Ltd. 1,369,597
23,788 Lowe's Companies, Inc. 4,944,098
1,752 Lululemon Athletica, Inc.
a
675,589
3,645 LVMH Moet Hennessy Louis
Vuitton SE 2,751,358
1,078 M/I Homes, Inc.
a
90,595
116 Malibu Boats, Inc.
a
5,686
135 Marriott Vacations Worldwide
Corporation 13,585
12,700 Mazda Motor Corporation 144,202
700 McDonald's Holdings Company
(Japan), Ltd. 26,747
6,781 Mercedes-Benz Group AG 471,936
2,705 Meritage Homes Corporation 331,065
5,181 MGM Resorts International 190,454
341 Modine Manufacturing Company
a
15,601
5,252 Mohawk Industries, Inc.
a
450,674
18,403 Moncler SPA 1,066,546
7,743 Next plc 686,743
23,200 Nikon Corporation 244,340
177,400 Nissan Motor Company, Ltd. 782,909
10,200 Nitori Holdings Company, Ltd. 1,137,254
8,918 Nordstrom, Inc.
c
133,235
135 NVR, Inc.
a
805,045
1,122 ODP Corporation
a
51,780
3,428 O'Reilly Automotive, Inc.
a
3,115,572
61,000 Oriental Land Company, Ltd. 2,001,267
26,700 Pan Pacific International Holdings
Company 560,352
2,942 Pandora AS 303,589
7,343 Papa John's International, Inc. 500,939
2,805 PENN Entertainment, Inc.
a
64,375
17,095 Pets at Home Group plc 69,476
2,899 Playa Hotels and Resorts NV
a
20,989
2,842 Polaris, Inc. 295,966
2,192 Pool Corporation 780,571
4,902 Premier Investments, Ltd. 78,189
1,572 PulteGroup, Inc. 116,407
9,415 PUMA SE 582,152
31,694 Qurate Retail, Inc.
a
19,226
3,590 Ross Stores, Inc. 405,490
7,000 Sangetsu Company, Ltd. 136,382
4,708 SeaWorld Entertainment, Inc.
a
217,745
14,328 Six Flags Entertainment
Corporation
a
336,851
4,880 Skyline Champion Corporation
a
310,954
20,300 Sony Group Corporation 1,660,044
34,779 Sony Group Corporation ADR 2,866,137
134,052 Stellantis NV 2,566,886
22,775 Stoneridge, Inc.
a
457,094
9,323 Tapestry, Inc. 268,036
398 Taylor Morrison Home Corporation
a
16,959
26,242 Tesla, Inc.
a
6,566,273
29,233 ThredUp, Inc.
a
117,224
282 TopBuild Corporation
a
70,951
297,400 Toyota Motor Corporation 5,335,454
7,422 Travel + Leisure Company 272,610
10 Ulta Beauty, Inc.
a
3,994
3,660 Upbound Group, Inc. 107,787
3,649 Urban Outfitters, Inc.
a
119,286
119 Vail Resorts, Inc. 26,405
297 Visteon Corporation
a
41,007
Shares Common Stock (75.1%) Value
Consumer Discretionary (8.5%) - continued
10,395 Wendy's Company $ 212,162
26,257 Wesfarmers, Ltd. 888,642
4,701 Whitbread plc 197,880
2,269 Wingstop, Inc. 408,057
7,829 Wyndham Hotels & Resorts, Inc. 544,429
4,600 Zensho Holdings Company, Ltd. 199,753
28,600 ZOZO, Inc. 523,700
Total 116,126,352
Consumer Staples (4.3%)
6,100 Ain Holdings, Inc. 179,837
10,300 Arcs Company, Ltd. 187,640
29,024 BJ's Wholesale Club Holdings,
Inc.
a
2,071,443
314 Boston Beer Company, Inc.
a
122,312
811 Cal-Maine Foods, Inc. 39,269
8,972 Carlsberg AS 1,131,235
3,204 Casey's General Stores, Inc. 869,950
7,796 Celsius Holdings, Inc.
a
1,337,794
9,007 Coca-Cola European Partners plc 562,757
4,130 Coca-Cola HBC AG 112,930
81,416 Coles Group, Ltd. 812,602
224,343 Coty, Inc.
a
2,461,043
1,033 Darling Ingredients, Inc.
a
53,923
63,665 Diageo plc 2,347,223
4,995 Dollar Tree, Inc.
a
531,718
7,566 e.l.f. Beauty, Inc.
a
830,974
9,040 Flowers Foods, Inc. 200,507
20,407 ForFarmers NV 53,377
3,074 George Weston, Ltd. 340,907
9,789 GrainCorp, Ltd. 44,234
631 Hain Celestial Group, Inc.
a
6,543
189 Hershey Company 37,815
4,203 Hormel Foods Corporation 159,840
80,795 Imperial Brands plc 1,639,052
843 Ingredion, Inc. 82,951
2,922 J & J Snack Foods Corporation 478,185
69,500 Japan Tobacco, Inc. 1,599,059
86,330 Kenvue, Inc. 1,733,506
11,083 Kesko Oyj 198,566
121,556 Koninklijke Ahold Delhaize NV 3,663,660
3,156 Kroger Company 141,231
34,622 Lamb Weston Holdings, Inc. 3,201,150
5,970 Lancaster Colony Corporation 985,229
49 Lindt & Spruengli AG 544,515
8,308 Loblaw Companies, Ltd. 705,867
21,840 Metro, Inc./CN 1,134,249
4,800 Ministop Company, Ltd. 47,076
46,499 Nestle SA 5,263,502
56,649 Philip Morris International, Inc. 5,244,564
339 PriceSmart, Inc. 25,232
5,257 Reckitt Benckiser Group plc 370,730
51 Seneca Foods Corporation
a
2,745
1,943 Simply Good Foods Company
a
67,072
870 SpartanNash Company 19,140
50,500 Sysco Corporation 3,335,525
145,821 Tesco plc 469,034
18,417 Turning Point Brands, Inc. 425,249
766 Tyson Foods, Inc. 38,675
31,703 Unilever plc 1,569,533
61,362 US Foods Holding Corporation
a
2,436,071
56,087 Walmart, Inc. 8,969,994
12,200 Yakult Honsha Company, Ltd.
a
296,301
Total 59,183,536

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Energy (4.8%)
3,093 Ampol, Ltd. $ 66,778
7,140 APA Corporation 293,454
368,179 BP plc 2,373,272
68,524 BP plc ADR 2,653,249
1,031 Cactus, Inc. 51,767
1,339 California Resources Corporation 74,997
401 Cheniere Energy, Inc. 66,550
691 Chord Energy Corporation 111,990
131 Civitas Resources, Inc. 10,594
637 Comstock Resources, Inc. 7,026
45,724 ConocoPhillips 5,477,735
1,178 CVR Energy, Inc. 40,087
37,781 Devon Energy Corporation 1,802,154
14,587 Enbridge, Inc. 483,817
474,500 Eneos Holdings, Inc. 1,867,697
160,251 Enterprise Products Partners, LP 4,386,070
54,637 Equinor ASA 1,790,567
832 Evolution Petroleum Corporation 5,691
45,166 Exxon Mobil Corporation 5,310,618
2,064 Gran Tierra Energy, Inc.
a
14,324
106,648 Halliburton Company 4,319,244
7,143 Helmerich & Payne, Inc. 301,149
3,336 HF Sinclair Corporation 189,919
10,572 Imperial Oil, Ltd. 651,171
5,584 International Seaways, Inc. 251,280
9,216 Koninklijke Vopak NV 315,242
18,601 Liberty Energy, Inc. 344,491
3,059 Magnolia Oil & Gas Corporation 70,082
3,846 Marathon Oil Corporation 102,881
22,121 Marathon Petroleum Corporation 3,347,792
14,987 Matador Resources Company 891,427
3,861 Murphy Oil Corporation 175,096
13,972 Noble Corporation plc 707,682
8,294 NOV, Inc. 173,345
19,731 OMV AG 942,443
746 ONEOK, Inc. 47,319
4,980 Ovintiv, Inc. 236,899
6,543 Par Pacific Holdings, Inc.
a
235,155
1,766 Patterson-UTI Energy, Inc. 24,441
3,316 PBF Energy, Inc. 177,506
6,085 Phillips 66 731,113
25,728 Pioneer Natural Resources
Company 5,905,862
20,802 ProPetro Holding Corporation
a
221,125
176,841 Repsol SA 2,908,860
9,279 RPC, Inc. 82,954
190,435 Shell plc 6,035,726
5,544 SM Energy Company 219,820
1,151 Solaris Oilfield Infrastructure, Inc. 12,270
13,354 Talos Energy, Inc.
a
219,540
65,782 TC Energy Corporation 2,262,232
73,359 TechnipFMC plc 1,492,122
69,870 Tenaris SA ADR 2,207,892
1,480 TORM plc 40,056
7,430 TotalEnergies SE 488,518
38,534 Tourmaline Oil Corporation 1,939,112
6,359 U.S. Silica Holdings, Inc.
a
89,280
9,006 Viper Energy Partners, LP 251,087
4,592 Williams Companies, Inc. 154,704
Total 65,655,274
Financials (12.5%)
9,024 3i Group plc 227,141
27,799 AB Industrivarden, Class A 733,038
26,725 AB Industrivarden, Class C 704,233
Shares Common Stock (75.1%) Value
Financials (12.5%) - continued
5,549 Allianz SE $ 1,320,530
22,790 Allstate Corporation 2,539,034
4,193 Amalgamated Financial
Corporation 72,203
1,369 Amerant Bancorp, Inc. 23,875
16,634 American Express Company 2,481,626
1,120 American Financial Group, Inc. 125,070
49,920 American International Group, Inc. 3,025,152
7,286 Ameriprise Financial, Inc. 2,402,048
417 Ameris Bancorp 16,009
5,970 Annaly Capital Management, Inc. 112,296
61 Apollo Global Management, Inc. 5,475
4,231 Arthur J. Gallagher & Company 964,372
1,978 Artisan Partners Asset
Management, Inc. 74,017
5,796 Associated Banc-Corp 99,170
550 Assurant, Inc. 78,969
1,371 Assured Guaranty, Ltd. 82,973
298 Atlantic Union Bankshares
Corporation 8,576
1,855 AURELIUS Equity Opportunities
SE & Company KGaA 24,711
82,344 Australia and New Zealand
Banking Group, Ltd. 1,350,580
525 Axis Capital Holdings, Ltd. 29,594
213 Axos Financial, Inc.
a
8,064
10,347 Azimut Holding SPA 225,167
4,958 Banc of California, Inc. 61,380
1,435 Banca Farmafactoring SPA
b
14,315
53,811 Banca Mediolanum SPA 458,545
16,726 Banca Popolare di Sondrio SPA 85,841
307,734 Banco Bilbao Vizcaya Argentaria
SA 2,490,470
444,289 Banco Santander SA 1,691,883
58,616 Bank Hapoalim BM 522,245
68,847 Bank Leumi Le-Israel BM 570,456
153,628 Bank of America Corporation 4,206,335
740 Bank of Hawaii Corporation 36,771
2,673 Bank of Marin Bancorp 48,862
11,900 Bank of Montreal 1,003,867
83,746 Bank of New York Mellon
Corporation 3,571,767
27,080 Bank of Nova Scotia 1,213,790
1,272 Bank OZK 47,153
1,466 BankFinancial Corporation 12,637
3,476 BankUnited, Inc. 78,905
2,594 Banner Corporation 109,934
248,744 Barclays plc 479,439
4,937 BAWAG Group AG
b
225,651
471 BayCom Corporation 9,048
2,759 BCB Bancorp, Inc. 30,735
3,180 Berkshire Hills Bancorp, Inc. 63,759
1,928 Block, Inc.
a
85,333
222,000 BOC Hong Kong (Holdings), Ltd. 606,031
175 BOK Financial Corporation 13,996
2,763 Brighthouse Financial, Inc.
a
135,221
4,590 Brookline Bancorp, Inc. 41,815
2,127 Business First Bancshares, Inc. 39,903
2,233 Cadence Bank 47,384
25,741 Canadian Imperial Bank of
Commerce 993,632
11,660 Canadian Western Bank 241,570
24,673 Capital One Financial Corporation 2,394,515
39,405 Carlyle Group, Inc. 1,188,455
391 Cathay General Bancorp 13,591
2,850 Cboe Global Markets, Inc. 445,198

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Financials (12.5%) - continued
5,740 Central Pacific Financial
Corporation $ 95,743
252 Central Valley Community Bancorp 3,556
33,684 Charles Schwab Corporation 1,849,252
14,221 Chubb, Ltd. 2,960,528
3,681 Cincinnati Financial Corporation 376,529
4,759 Citizens Financial Group, Inc. 127,541
2,336 CNB Financial Corporation 42,305
7,054 Columbia Banking System, Inc. 143,196
61,293 Comerica, Inc. 2,546,724
1,756 Commerce Bancshares, Inc. 84,253
328 Community Bank System, Inc. 13,845
1,885 Community Trust Bancorp, Inc. 64,580
2,051 ConnectOne Bancorp, Inc. 36,569
76,784 Credit Agricole SA 944,045
910 CrossFirst Bankshares, Inc.
a
9,182
928 Cullen/Frost Bankers, Inc. 84,643
1,910 Customers Bancorp, Inc.
a
65,799
1,304 CVB Financial Corporation 21,607
27,914 Danske Bank AS 647,772
137,200 DBS Group Holdings, Ltd. 3,369,584
90,537 Deutsche Bank AG 995,027
7,736 Deutsche Boerse AG 1,335,982
4,721 Dime Community Bancshares, Inc. 94,231
18,143 Discover Financial Services 1,571,728
93,205 DNB Bank ASA 1,872,654
4,310 Eagle Bancorp, Inc. 92,449
3,207 East West Bancorp, Inc. 169,041
10,831 Eastern Bankshares, Inc. 135,821
2,034 Edenred SE 127,239
1,142 Employers Holdings, Inc. 45,623
2,131 Enova International, Inc.
a
108,404
1,971 Enterprise Financial Services
Corporation 73,912
20,357 Equitable Holdings, Inc. 577,935
1,124 Equity Bancshares, Inc. 27,055
683 Euronet Worldwide, Inc.
a
54,217
13,564 Euronext NV
b
943,501
114 EVERTEC, Inc. 4,239
2,796 EXOR NV 247,302
4,572 F.N.B. Corporation 49,332
5,812 FactSet Research Systems, Inc. 2,541,355
12,998 Federated Hermes, Inc. 440,242
3,368 Fidelity National Information
Services, Inc. 186,149
2,546 Fifth Third Bancorp 64,490
2,461 Financial Institutions, Inc. 41,419
1,634 First Bancorp/Puerto Rico 21,994
66 First Citizens BancShares, Inc./NC 91,087
763 First Commonwealth Financial
Corporation 9,316
205 First Financial Bancorp 4,018
1,415 First Financial Bankshares, Inc. 35,545
1,478 First Financial Corporation 49,971
6,776 First Foundation, Inc. 41,198
633 First Hawaiian, Inc. 11,426
10,721 First Horizon Corporation 118,145
2,239 First International Bank of Israel,
Ltd. 96,447
1,419 First Internet Bancorp 23,002
372 First Interstate BancSystem, Inc. 9,278
1,081 First Merchants Corporation 30,073
2,934 First of Long Island Corporation 33,770
209 Five Star Bancorp 4,193
993 FleetCor Technologies, Inc.
a
253,553
Shares Common Stock (75.1%) Value
Financials (12.5%) - continued
3,983 Flushing Financial Corporation $ 52,297
7,016 Fulton Financial Corporation 84,964
7,642 Genworth Financial, Inc.
a
44,782
2,417 Glacier Bancorp, Inc. 68,885
1,146 Global Life, Inc. 124,605
3,248 Global Payments, Inc. 374,787
604 Great Southern Bancorp, Inc. 28,944
2,090 Green Dot Corporation
a
29,114
17,848 Groupe Bruxelles Lambert SA 1,328,074
6,194 Hamilton Lane, Inc. 560,185
807 Hancock Whitney Corporation 29,851
1,900 Hang Seng Bank, Ltd. 23,574
5,644 Hanmi Financial Corporation 91,602
1,611 Hanover Insurance Group, Inc. 178,789
3,664 Hartford Financial Services Group,
Inc. 259,814
3,553 Heartland Financial USA, Inc. 104,565
10,214 Heritage Commerce Corporation 86,513
5,692 Heritage Financial Corporation 92,837
2,395 Home BancShares, Inc. 50,151
4,670 HomeStreet, Inc.
c
36,379
1,660 Hometrust Bancshares, Inc. 35,972
122,400 Hong Kong Exchanges & Clearing,
Ltd. 4,542,603
11,402 Hope Bancorp, Inc. 100,908
4,960 Horizon Bancorp, Inc. 52,973
9,770 Houlihan Lokey, Inc. 1,046,562
577,425 HSBC Holdings plc 4,518,602
145,297 Humm Group, Ltd. 41,104
10,931 Huntington Bancshares, Inc. 113,682
51,903 IG Group Holdings plc 406,331
1,485 Independent Bank Corporation 72,899
2,547 Independent Bank Corporation/MI 46,712
1,517 Intact Financial Corporation 221,164
46,661 Intercontinental Exchange, Inc. 5,133,643
323 International Bancshares
Corporation 13,999
965,997 Intesa Sanpaolo SPA 2,474,130
6,835 Invesco Mortgage Capital, Inc. 68,418
12,886 Invesco, Ltd. 187,105
8,207 Investor AB, Class B 157,119
58,569 J.P. Morgan Chase & Company 8,493,676
573 Jack Henry & Associates, Inc. 86,603
13,761 Janus Henderson Group plc 355,309
9,200 Japan Post Bank Company, Ltd. 80,057
40,100 Japan Post Holdings Company,
Ltd. 320,806
1,507 Jyske Bank AS
a
109,927
2,349 Kearny Financial Corporation/MD 16,279
5,652 KeyCorp 60,816
6,354 Kinsale Capital Group, Inc. 2,631,382
822 L E Lundbergforetagen AB 34,274
4,965 Lancashire Holdings, Ltd. 35,741
4,256 Laurentian Bank of Canada 94,849
2,575 Lazard, Ltd. 79,851
412,055 Lloyds TSB Group plc 221,437
24,888 M&T Bank Corporation 3,147,088
360,436 Man Group plc 979,679
80,051 Manulife Financial Corporation 1,462,813
17,231 Mastercard, Inc. 6,821,925
672 Mercantile Bank Corporation 20,772
41,598 MetLife, Inc. 2,616,930
2,480 Metropolitan Bank Holding
Corporation
a
89,974
10,193 MFA Financial, Inc. 97,955

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Financials (12.5%) - continued
33,724 MGIC Investment Corporation $ 562,854
551 Mid Penn Bancorp, Inc. 11,092
4,159 Midland States Bancorp, Inc. 85,426
2,096 MidWestOne Financial Group, Inc. 42,612
179,300 Mitsubishi HC Capital, Inc. 1,194,690
192,200 Mitsubishi UFJ Financial Group,
Inc. 1,628,733
11,250 Mizrahi Tefahot Bank, Ltd. 408,541
54,700 Mizuho Financial Group, Inc. 928,694
23,245 Morgan Stanley 1,898,419
7,006 Mr. Cooper Group, Inc.
a
375,241
2,826 MSCI, Inc. 1,449,964
1,126 Muenchener Rueckversicherungs-
Gesellschaft AG 438,524
444 MVB Financial Corporation 10,026
8,189 Nasdaq, Inc. 397,904
3,392 National Bank of Canada 225,334
5,958 Navient Corporation 102,597
12,976 New York Community Bancorp,
Inc. 147,148
15,849 NMI Holdings, Inc.
a
429,349
174 Northrim BanCorp, Inc. 6,894
4,329 OceanFirst Financial Corporation 62,641
1,945 OFG Bancorp 58,078
3,508 Old National Bancorp 51,006
3,073 Old Republic International
Corporation 82,787
1,601 Old Second Bancorp, Inc. 21,790
8,441 OneMain Holdings, Inc. 338,400
516 Onex Corporation 30,327
26,600 ORIX Corporation 496,686
466 Pacific Premier Bancorp, Inc. 10,140
7,213 Paragon Banking Group plc 43,094
882 Partners Group Holding AG 990,129
106,349 PayPal Holdings, Inc.
a
6,217,163
915 PCB Bancorp 14,137
732 PennyMac Financial Services, Inc. 48,751
1,041 Pinnacle Financial Partners, Inc. 69,789
13,457 Plus500, Ltd. 226,089
2,491 Popular, Inc. 156,958
76,880 Power Corporation of Canada 1,957,306
3,280 Premier Financial Corporation 55,957
278 PROG Holdings, Inc.
a
9,232
1,288 Prosperity Bancshares, Inc. 70,299
2,455 Provident Financial Services, Inc. 37,537
2,023 Prudential Financial, Inc. 191,962
7,126 Radian Group, Inc. 178,934
50,925 Raymond James Financial, Inc. 5,114,398
3,336 Regions Financial Corporation 57,379
46 Reinsurance Group of America,
Inc. 6,679
49,756 Rithm Capital Corporation 462,233
5,112 RLI Corporation 694,670
25,640 Royal Bank of Canada 2,240,727
785 S&T Bancorp, Inc. 21,258
2,925 Sandy Spring Bancorp, Inc. 62,683
13,388 SEI Investments Company 806,359
3,104 Selective Insurance Group, Inc. 320,240
1,943 Shore Bancshares, Inc. 20,440
568 Simmons First National
Corporation 9,633
52,300 Singapore Exchange, Ltd. 372,063
425 SmartFinancial, Inc. 9,082
14,300 Sompo Holdings, Inc. 612,852
241 Southern First Bancshares, Inc.
a
6,493
1,103 SouthState Corporation 74,298
Shares Common Stock (75.1%) Value
Financials (12.5%) - continued
21,086 Standard Chartered plc $ 193,940
33,900 Sumitomo Mitsui Financial Group,
Inc. 1,665,373
30,300 Sumitomo Mitsui Trust Holdings,
Inc. 1,140,705
4,761 Sun Life Financial, Inc. 232,293
4,586 Svolder AB 21,290
5,484 Swedbank AB 100,804
3,525 Synchrony Financial 107,759
13,456 Synovus Financial Corporation 374,077
1,566 T. Rowe Price Group, Inc. 164,226
1,446 Territorial Bancorp, Inc. 13,144
10,892 Texas Capital Bancshares, Inc.
a
641,539
7,100 Tokio Marine Holdings, Inc. 164,391
33,555 Toronto-Dominion Bank 2,021,576
5,904 TPG, Inc. 177,828
8,397 Tradeweb Markets, Inc. 673,439
11,941 Triumph Financial, Inc.
a
773,657
1,922 TrustCo Bank Corporation NY 52,451
3,233 Trustmark Corporation 70,253
7,542 Two Harbors Investment
Corporation 99,856
766 UMB Financial Corporation 47,530
49,155 Unipol Gruppo SpA 265,306
1,623 United Bankshares, Inc. 44,779
1,101 United Community Banks, Inc. 27,976
71,300 United Overseas Bank, Ltd. 1,485,044
3,015 Univest Financial Corporation 52,401
11,053 Unum Group 543,697
7,550 Valley National Bancorp 64,628
4,358 Veritex Holdings, Inc. 78,226
11,350 Virtu Financial, Inc. 196,015
474 Vontobel Holding AG 28,142
8,956 Voya Financial, Inc. 595,126
1,994 W.R. Berkley Corporation 126,599
561 Walker & Dunlop, Inc. 41,649
3,126 Washington Federal, Inc. 80,088
95 Webster Financial Corporation 3,829
146,042 Wells Fargo & Company 5,967,276
953 Wendel SA 75,330
1,640 Westamerica Bancorporation 70,930
19,137 Western Alliance Bancorp 879,728
43,831 Western Union Company 577,693
768 WEX, Inc.
a
144,453
119 Willis Towers Watson plc 24,866
8,215 Wintrust Financial Corporation 620,233
1,399 Worldline SA
a,b
39,272
257 WSFS Financial Corporation 9,381
5,482 Zions Bancorp NA 191,267
Total 170,501,538
Health Care (10.4%)
845 ACADIA Pharmaceuticals, Inc.
a
17,610
2,525 Agilent Technologies, Inc. 282,346
593 Agiliti, Inc.
a
3,849
2,226 Agios Pharmaceuticals, Inc.
a
55,094
4,903 Aldeyra Therapeutics, Inc.
a
32,752
14,986 Alkermes plc
a
419,758
144 Alnylam Pharmaceuticals, Inc.
a
25,502
11,101 Amgen, Inc. 2,983,505
3,391 Amicus Therapeutics, Inc.
a
41,235
1,445 Amphastar Pharmaceuticals, Inc.
a
66,456
1,480 Anika Therapeutics, Inc.
a
27,572
3,954 Apellis Pharmaceuticals, Inc.
a
150,410
2,786 Argenx SE ADR
a
1,369,681

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Health Care (10.4%) - continued
4,629 Ascendis Pharma AS ADR
a
$ 433,460
71,800 Astellas Pharma, Inc. 993,829
37,921 AstraZeneca plc 5,114,986
22,781 AstraZeneca plc ADR 1,542,729
1,583 Avanos Medical, Inc.
a
32,008
158,448 Avantor, Inc.
a
3,340,084
7,763 Azenta, Inc.
a
389,625
17,400 Baxter International, Inc. 656,676
25,394 Bayer AG 1,219,532
10,487 Biogen, Inc.
a
2,695,264
184 BioMarin Pharmaceutical, Inc.
a
16,280
956 BioMerieux 92,484
238 Bio-Rad Laboratories, Inc.
a
85,311
13,562 Bio-Techne Corporation 923,165
427 Blueprint Medicines Corporation
a
21,444
1,299 Bruker Corporation 80,928
6,027 Cardinal Health, Inc. 523,264
503 Cencora, Inc. 90,525
840 Centene Corporation
a
57,859
1,732 Charles River Laboratories
International, Inc.
a
339,437
4,200 Chugai Pharmaceutical Company,
Ltd. 129,503
13,272 Cigna Group 3,796,721
2,634 Codexis, Inc.
a
4,978
3,918 Community Health Systems, Inc.
a
11,362
2,428 Cooper Companies, Inc. 772,128
29,322 CSL, Ltd. 4,723,866
24,122 CVS Health Corporation 1,684,198
12,100 Daiichi Sankyo Company, Ltd. 331,266
17,142 Danaher Corporation 4,252,930
4,309 Deciphera Pharmaceuticals, Inc.
a
54,811
19,365 Dentsply Sirona, Inc. 661,508
8,311 Dexcom, Inc.
a
775,416
9,006 Dynavax Technologies
Corporation
a
133,019
9,484 Edwards Lifesciences Corporation
a
657,052
56,217 Elanco Animal Health, Inc.
a
631,879
8,975 Elevance Health, Inc. 3,907,895
850 Enanta Pharmaceuticals, Inc.
a
9,495
12,454 Enovis Corporation
a
656,699
4,605 Exelixis, Inc.
a
100,619
25,010 Fresenius SE & Company KGaA 776,816
2,655 Galenica AG
b
196,140
626 Gerresheimer AG 65,593
48,691 Gilead Sciences, Inc. 3,648,904
3,177 Globus Medical, Inc.
a
157,738
4,564 GoodRx Holdings, Inc.
a
25,695
68,402 GSK plc 1,237,659
12,736 Halozyme Therapeutics, Inc.
a
486,515
9,778 HCA Healthcare, Inc. 2,405,192
5,866 Hikma Pharmaceuticals plc 148,957
1,102 Hologic, Inc.
a
76,479
6,300 Hoya Corporation 645,230
2,324 ICON plc
a
572,285
116 IDEXX Laboratories, Inc.
a
50,723
8,658 Immunocore Holdings plc ADR
a
449,350
13,404 Inmode, Ltd.
a
408,286
1,801 Inspire Medical Systems, Inc.
a
357,390
10,881 Intuitive Surgical, Inc.
a
3,180,408
815 IQVIA Holding, Inc.
a
160,351
1,663 Jazz Pharmaceuticals, Inc.
a
215,259
21,651 Johnson & Johnson 3,372,143
263 Kiniksa Pharmaceuticals, Ltd.
a
4,568
1,961 Kura Oncology, Inc.
a
17,884
Shares Common Stock (75.1%) Value
Health Care (10.4%) - continued
9,800 Kyowa Hakko Kirin Company, Ltd. $ 170,391
985 Laboratorios Farmaceuticos ROVI
SA 53,314
27,491 Laboratory Corporation of America
Holdings 5,527,066
9,854 Lantheus Holdings, Inc.
a
684,656
63 Ligand Pharmaceuticals, Inc.
a
3,775
914 LivaNova plc
a
48,332
1,077 LNA Sante 28,125
81,043 Maravai LifeSciences Holdings,
Inc.
a
810,430
295 Masimo Corporation
a
25,866
29 Medpace Holdings, Inc.
a
7,022
31,549 Medtronic plc 2,472,180
45,378 Merck & Company, Inc. 4,671,665
6,553 Merck KGaA 1,092,433
8,437 Molina Healthcare, Inc.
a
2,766,408
2,062 Myriad Genetics, Inc.
a
33,074
6,289 Natera, Inc.
a
278,288
1,886 National HealthCare Corporation 120,666
82,720 Novartis AG 8,448,081
107,227 Novo Nordisk AS 9,763,154
30,556 Novo Nordisk AS ADR
a
2,778,763
57,600 Olympus Corporation 747,849
3,300 Ono Pharmaceutical Company,
Ltd. 63,289
1,984 OraSure Technologies, Inc.
a
11,765
3,085 Orion Oyj 121,197
8,600 Otsuka Holdings Company, Ltd. 305,344
2,452 Pacira Pharmaceuticals, Inc.
a
75,227
2,639 Pediatrix Medical Group, Inc.
a
33,542
78,539 Pfizer, Inc. 2,605,139
16,141 Phreesia, Inc.
a
301,514
24,332 Point Biopharma Global, Inc.
a
162,294
37,262 Progyny, Inc.
a
1,267,653
2,798 Qiagen NV
a
113,319
21,605 QIAGEN NV
a
871,753
37,212 R1 RCM, Inc.
a
560,785
59,514 Recordati SPA 2,804,617
7,086 Repligen Corporation
a
1,126,745
3,525 Revance Therapeutics, Inc.
a
40,432
4,894 Roche Holding AG, Participation
Certificates 1,336,067
4,088 Rocket Pharmaceuticals, Inc.
a
83,763
1,747 Royalty Pharma plc 47,414
35,604 Sanofi 3,822,989
3,563 Sarepta Therapeutics, Inc.
a
431,907
32,495 scPharmaceuticals, Inc.
a
231,364
1,863 Sensus Healthcare, Inc.
a
5,161
2,500 Shionogi & Company, Ltd. 111,511
3,600 ShockWave Medical, Inc.
a
716,760
76 Siegfried Holding AG 64,914
1,702 Sonic Healthcare, Ltd. 32,500
55,400 Takeda Pharmaceutical Company,
Ltd. 1,717,207
1,854 Tecan Group AG 623,169
740 Teleflex, Inc. 145,343
15,000 Terumo Corporation 397,063
3,340 TG Therapeutics, Inc.
a
27,922
3,911 UCB SA 320,347
12,523 UnitedHealth Group, Inc. 6,313,971
3,333 Universal Health Services, Inc. 419,058
1,561 Vanda Pharmaceuticals, Inc.
a
6,744
5,553 Veeva Systems, Inc.
a
1,129,758
5,780 Veracyte, Inc.
a
129,067
15,819 Vericel Corporation
a
530,253

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Health Care (10.4%) - continued
4,661 Vor BioPharma, Inc.
a,c
$ 9,881
1,027 West Pharmaceutical Services,
Inc. 385,341
1,501 Zentalis Pharmaceuticals, Inc.
a
30,110
21,394 Zimmer Biomet Holdings, Inc. 2,400,835
23,563 Zoetis, Inc. 4,099,491
Total 142,645,633
Industrials (9.4%)
2,690 A.O. Smith Corporation 177,890
3,850 Aalberts NV 140,481
1,086 Acuity Brands, Inc. 184,957
7,316 Advanced Drainage Systems, Inc. 832,780
2,398 Aena SME SA
b
360,845
7,900 AGC, Inc. 276,875
7,818 AGCO Corporation 924,713
5,839 Air Lease Corporation 230,115
9,640 Alaska Air Group, Inc.
a
357,451
506 American Woodmark Corporation
a
38,259
3,664 AMETEK, Inc. 541,393
408 Apogee Enterprises, Inc. 19,209
2,935 Armstrong World Industries, Inc. 211,320
14,870 ASGN, Inc.
a
1,214,582
95,473 Assa Abloy AB 2,074,492
9,648 Atlas Copco AB, Class A 129,579
7,550 Atlas Copco AB, Class B 88,298
145,360 Aurizon Holdings, Ltd. 325,013
1,678 AZZ, Inc. 76,483
17,964 Badger Infrastructure Solutions,
Ltd. 458,804
16,704 BAE Systems plc 202,986
979 Balfour Beatty plc 3,834
20,195 Barnes Group, Inc. 686,024
4,931 Beacon Roofing Supply, Inc.
a
380,525
42 Boise Cascade Company 4,328
5,102 Booz Allen Hamilton Holding
Corporation 557,495
79,546 Brambles, Ltd. 730,753
2,717 Builders FirstSource, Inc.
a
338,239
10,956 Bunzl plc 390,187
36,300 Canadian National Railway
Company 3,931,063
817 Cargotec Oyj 34,155
11,034 Carlisle Companies, Inc. 2,860,675
6,489 Chart Industries, Inc.
a
1,097,420
35,508 Cia de Distribucion Integral
Logista Holdings SA 907,402
138,500 CK Hutchison Holdings, Ltd. 735,309
181,406 CNH Industrial NV 2,195,013
144 Columbus McKinnon Corporation 5,027
37,622 Compagnie de Saint-Gobain SA 2,251,692
23,006 Computershare, Ltd. 383,385
9,938 Conduent Incorporated
a
34,584
1,102 CSW Industrials, Inc. 193,114
72,121 CSX Corporation 2,217,721
2,024 Cummins, Inc. 462,403
1,955 Curtiss-Wright Corporation 382,457
4,400 Dai Nippon Printing Company, Ltd. 114,480
5,400 Daikin Industries, Ltd. 846,567
1,085 Daseke, Inc.
a
5,566
72,138 Delta Air Lines, Inc. 2,669,106
66,223 Deutsche Lufthansa AG
a
524,049
35,150 Deutsche Post AG 1,426,230
2,114 Donaldson Company, Inc. 126,079
29 Dover Corporation 4,046
Shares Common Stock (75.1%) Value
Industrials (9.4%) - continued
14,025 DSV AS $ 2,613,429
15,852 Eiffage SA 1,504,634
2,909 EMCOR Group, Inc. 612,024
1,984 Epiroc AB, Class A 37,671
1,059 Epiroc AB, Class B 16,941
214 Equifax, Inc. 39,200
41,443 ExlService Holdings, Inc.
a
1,162,062
1,723 Expeditors International of
Washington, Inc. 197,507
6,200 FANUC Corporation 161,246
60,123 Fastenal Company 3,285,121
2,142 Ferguson plc 352,295
7,561 Finning International, Inc. 223,003
24,187 First Advantage Corporation 333,539
73,713 Flowserve Corporation 2,931,566
563 Forrester Research, Inc.
a
16,271
3,605 Fortune Brands Innovations, Inc. 224,087
1,916 Gates Industrial Corporation plc
a
22,245
20,143 General Dynamics Corporation 4,450,999
1,561 Gibraltar Industries, Inc.
a
105,383
63 GMS, Inc.
a
4,030
689 Griffon Corporation 27,333
155,966 GWA Group, Ltd. 184,323
158 Heidrick & Struggles International,
Inc. 3,953
7,360 Helios Technologies, Inc. 408,333
1,262 Herc Holdings, Inc. 150,102
4,025 Hillman Solutions Corporation
a
33,206
10,100 Hitachi, Ltd. 625,974
11,401 Honeywell International, Inc. 2,106,221
44,115 Howmet Aerospace, Inc. 2,040,319
544 Hubbell, Inc. 170,495
1,524 IDEX Corporation 317,022
1,549 IMCD NV 195,847
31,300 Inaba Denki Sangyo Company,
Ltd. 676,917
4,481 Indutrade AB 82,759
668 Ingersoll Rand, Inc. 42,565
1,876 Interface, Inc. 18,404
6,500 ITOCHU Corporation 234,741
51,942 Janus International Group, Inc.
a
555,779
9,000 Jardine Matheson Holdings, Ltd. 417,780
13,517 JB Hunt Transport Services, Inc. 2,548,225
9,889 JetBlue Airways Corporation
a
45,489
28,127 Johnson Controls International plc 1,496,638
31,300 Kajima Corporation 509,502
30,400 Kawasaki Kisen Kaisha, Ltd.
c
1,037,427
3,244 Kennametal, Inc. 80,711
24,900 Kinden Corporation 362,137
1,400 Komatsu, Ltd. 37,760
1,800 Kumagai Gumi Company, Ltd. 42,424
15,580 L3Harris Technologies, Inc. 2,712,790
26,199 Legrand SA 2,418,114
3,001 Lifco AB 52,497
4,411 Lincoln Electric Holdings, Inc. 801,876
1,600 Management Solutions Company,
Ltd. 29,995
6,513 Masco Corporation 348,120
3,605 Masterbrand, Inc.
a
43,801
1,264 Matson, Inc. 112,142
11,000 MEITEC Group Holdings, Inc. 198,938
9,383 Middleby Corporation
a
1,201,024
17,700 Mitsubishi Corporation 843,411
39,100 Mitsubishi Electric Corporation 483,060
9,900 Mitsui & Company, Ltd. 359,072

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Industrials (9.4%) - continued
1,855 MSC Industrial Direct Company,
Inc. $ 182,068
451 MYR Group, Inc.
a
60,777
141 National Presto Industries, Inc. 10,217
15,100 Nidec Corporation 697,219
80,300 Nihon M&A Center Holdings, Inc. 385,917
3,500 Nippon Express Holdings, Inc. 182,629
22,100 Nippon Yusen Kabushiki Kaisha 573,823
15,100 Nitto Kogyo Corporation 361,890
6,484 Northrop Grumman Corporation 2,854,192
4,332 nVent Electric plc 229,553
2,094 Old Dominion Freight Line, Inc. 856,739
7,437 Oshkosh Corporation 709,713
1,645 Otis Worldwide Corporation 132,110
5,884 Owens Corning, Inc. 802,636
7,376 PACCAR, Inc. 627,107
14,187 PageGroup plc 72,543
12,603 Parker-Hannifin Corporation 4,909,121
611 Paycom Software, Inc. 158,414
680 Paylocity Holding Corporation
a
123,556
11,687 Pentair plc 756,733
15,687 RB Global, Inc. 980,437
40,900 Recruit Holdings Company, Ltd. 1,251,337
20,931 Redde Northgate plc 86,319
6,686 Regal Rexnord Corporation 955,296
96,810 RELX plc 3,266,383
2,204 Republic Services, Inc. 314,092
1,930 Resideo Technologies, Inc.
a
30,494
9,293 Russel Metals, Inc. 260,129
2,566 Saia, Inc.
a
1,022,936
296 Schindler Holding AG 56,953
6,166 Schindler Holding AG,
Participation Certificates 1,228,266
3,106 Schneider Electric SE 511,845
23,300 Secom Company, Ltd. 1,580,691
12,600 Seino Holdings Company, Ltd. 176,567
20,595 Sensata Technologies Holding plc 778,903
20,209 Siemens AG 2,888,043
4,055 Simpson Manufacturing Company,
Inc. 607,479
39,200 Singapore Technologies
Engineering, Ltd. 111,871
1,920 SiteOne Landscape Supply, Inc.
a
313,824
4,430 SkyWest, Inc.
a
185,794
1,900 SMC Corporation 851,698
189 Snap-On, Inc. 48,206
28,760 Southwest Airlines Company 778,533
1,791 Spirax-Sarco Engineering plc 207,315
2,990 Standex International Corporation 435,613
542 Sterling Construction Company,
Inc.
a
39,826
9,700 Sumitomo Corporation 193,592
2,300 Taikisha, Ltd. 69,491
2,600 Takara Standard Company, Ltd. 32,194
2,872 Terex Corporation 165,485
4,042 Textron, Inc. 315,842
8,821 Thales SA 1,239,731
7,754 Timken Company 569,841
1,602 Titan International, Inc.
a
21,515
1,489 Titan Machinery, Inc.
a
39,578
22,900 TOPPAN Holdings, Inc. 547,799
13,612 Toromont Industries, Ltd. 1,108,603
2,395 Trane Technologies plc 485,969
12,056 TransUnion 865,500
2,514 Trex Company, Inc.
a
154,938
Shares Common Stock (75.1%) Value
Industrials (9.4%) - continued
13,100 Tsubakimoto Chain Company $ 339,002
85,946 Uber Technologies, Inc.
a
3,952,656
32 UniFirst Corporation/MA 5,216
24,592 United Parcel Service, Inc. 3,833,155
3,300 United Rentals, Inc. 1,467,081
383 Valmont Industries, Inc. 92,000
1,863 Vertiv Holdings Company 69,304
5,183 Vinci SA 573,401
6,336 Volvo AB, Class B 130,507
3,179 Wabash National Corporation 67,140
24,822 WillScot Mobile Mini Holdings
Corporation
a
1,032,347
403 Wolters Kluwer NV 48,793
6,800 Yuasa Trading Company, Ltd. 187,885
Total 128,980,304
Information Technology (12.4%)
8,068 8x8, Inc.
a
20,331
8,298 Adobe, Inc.
a
4,231,150
41,016 Advanced Micro Devices, Inc.
a
4,217,265
34,000 Advantest Corporation
a
948,380
1,270 Alarm.com Holdings, Inc.
a
77,648
1,030 Alpha and Omega Semiconductor,
Ltd.
a
30,735
500 American Software, Inc. 5,730
3,177 Amkor Technology, Inc. 71,800
14,879 Amphenol Corporation 1,249,687
51,823 Apple, Inc. 8,872,616
16,523 Applied Materials, Inc. 2,287,609
4,478 Arista Networks, Inc.
a
823,639
1,867 ASM International NV 779,646
10,660 ASML Holding NV 6,276,079
6,800 ASMPT, Ltd. 60,586
32,509 Calix, Inc.
a
1,490,213
53,800 Canon, Inc. 1,295,969
499 CDW Corporation 100,678
15,550 CGI, Inc.
a
1,532,733
1,302 Ciena Corporation
a
61,533
207,687 Cisco Systems, Inc. 11,165,253
17,028 Cognex Corporation 722,668
156 Cognizant Technology Solutions
Corporation 10,567
9,862 CommScope Holding Company,
Inc.
a
33,136
7,242 CommVault Systems, Inc.
a
489,632
1,037 Corning, Inc. 31,597
15,586 Crane NXT Company 866,114
31,178 Dassault Systemes SE 1,158,027
2,014 Datadog, Inc.
a
183,455
8,326 Descartes Systems Group, Inc.
a
610,962
2,565 DocuSign, Inc.
a
107,730
4,759 Dolby Laboratories, Inc. 377,198
13,915 Dropbox, Inc.
a
378,905
16,242 Dynatrace Holdings, LLC
a
758,989
718 Elastic NV
a
58,330
6,923 Entegris, Inc. 650,139
3,033 EPAM Systems, Inc.
a
775,508
321 F5, Inc.
a
51,726
35 Fair Isaac Corporation
a
30,399
5,317 Five9, Inc.
a
341,883
25,180 Flex, Ltd.
a
679,356
29,107 Fortinet, Inc.
a
1,707,999
9,100 Fuji Soft, Inc. 294,345
13,900 FUJIFILM Holdings NPV 804,123
11,100 Fujitsu, Ltd. 1,305,483

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Information Technology (12.4%) - continued
17 Gartner, Inc.
a
$ 5,841
1,008 GoDaddy, Inc.
a
75,076
37,319 Grid Dynamics Holdings, Inc.
a
454,545
16,767 Guidewire Software, Inc.
a
1,509,030
21,649 Hackett Group, Inc. 510,700
76,755 Halma plc 1,808,415
14,965 Hewlett Packard Enterprise
Company 259,942
50,897 Hexagon AB 433,171
139 HP, Inc. 3,572
1,669 HubSpot, Inc.
a
821,983
46,352 Infineon Technologies AG 1,535,213
1,796 IPG Photonics Corporation
a
182,366
11,371 IRESS, Ltd. 42,296
3,468 Jabil, Inc. 440,055
1,310 JFrog, Ltd.
a
33,222
25,578 Juniper Networks, Inc. 710,813
3,800 Keyence Corporation 1,405,338
2,894 Keysight Technologies, Inc.
a
382,905
12,604 Knowles Corporation
a
186,665
6,055 Kyndryl Holdings, Inc.
a
91,431
2,000 Kyocera Corporation 101,395
900 Lam Research Corporation 564,093
16,981 Lattice Semiconductor
Corporation
a
1,459,177
1,315 Littelfuse, Inc. 325,226
4,191 LiveRamp Holding, Inc.
a
120,868
5,084 Marvell Technology, Inc. 275,197
1,815 MaxLinear, Inc.
a
40,384
474 Microchip Technology, Inc. 36,996
87,579 Microsoft Corporation 27,653,069
8,309 MKS Instruments, Inc. 719,061
2,224 Monolithic Power Systems, Inc. 1,027,488
255 Motorola Solutions, Inc. 69,421
45,600 Murata Manufacturing Company,
Ltd.
a
831,843
2,433 NCR Corporation
a
65,618
160 NetApp, Inc. 12,141
3,572 NICE, Ltd.
a
609,237
4,600 Nomura Research Institute, Ltd. 119,562
223 Nova, Ltd.
a
24,591
6,186 Nova, Ltd.
a,c
695,554
89,400 NTT Data Group Corporation 1,196,293
29,122 NVIDIA Corporation 12,667,779
2,799 ON Semiconductor Corporation
a
260,167
160 OSI Systems, Inc.
a
18,886
16,841 PagerDuty, Inc.
a
378,754
6,295 Palo Alto Networks, Inc.
a
1,475,800
6,390 PDF Solutions, Inc.
a
207,036
10,990 PTC, Inc.
a
1,557,063
4,832 Q2 Holdings, Inc.
a
155,929
1,392 Qorvo, Inc.
a
132,894
78,201 QUALCOMM, Inc. 8,685,003
5,253 Rackspace Technology, Inc.
a,c
12,345
1,566 Rapid7, Inc.
a
71,692
21,000 Renesas Electronics Corporation
a
320,774
737 Reply SPA 69,154
2,128 RingCentral, Inc.
a
63,053
44,000 Rohm Company, Ltd.
a
827,167
46,868 Sage Group plc 564,009
21,558 Salesforce, Inc.
a
4,371,531
94,291 Samsung Electronics Company,
Ltd. 4,766,800
539 Sanmina Corporation
a
29,257
17,441 SAP SE 2,257,599
Shares Common Stock (75.1%) Value
Information Technology (12.4%) - continued
10,426 ServiceNow, Inc.
a
$ 5,827,717
29,500 Shopify, Inc.
a
1,609,815
2,328 Silicon Laboratories, Inc.
a
269,792
3,246 Skyworks Solutions, Inc. 320,023
3,506 SolarWinds Corporation
a
33,097
559 Sopra Group SA 115,399
2,431 Spectris plc 100,502
1,622 Sprinklr, Inc.
a
22,448
34,555 Sprout Social, Inc.
a
1,723,603
1,821 SPS Commerce, Inc.
a
310,681
47,690 STMicroelectronics NV 2,056,540
3,084 Synopsys, Inc.
a
1,415,463
2,484 TE Connectivity, Ltd. 306,849
2,926 Technology One, Ltd. 29,016
351 Teledyne Technologies, Inc.
a
143,412
3,759 Temenos AG 262,906
3,147 Teradata Corporation
a
141,678
91 Teradyne, Inc. 9,142
15,727 Texas Instruments, Inc. 2,500,750
16,000 TIS, Inc. 351,827
7,000 Tokyo Electron, Ltd. 956,146
2,200 Tokyo Seimitsu Company, Ltd. 109,994
35,197 TTM Technologies, Inc.
a
453,337
9,322 Tyler Technologies, Inc.
a
3,599,597
10,277 Unisys Corporation
a
35,456
2,240 Universal Display Corporation 351,658
4,128 Upland Software, Inc.
a
19,071
18,660 Varonis Systems, Inc.
a
569,876
1,998 Verint Systems, Inc.
a
45,934
2,008 VeriSign, Inc.
a
406,680
6,928 Viavi Solutions, Inc.
a
63,322
7,429 Vishay Intertechnology, Inc. 183,645
8,025 Vontier Corporation 248,133
7,864 Western Digital Corporation
a
358,834
9,154 Wolfspeed, Inc.
a
348,767
8,815 Workiva, Inc.
a
893,312
1,271 Xero, Ltd.
a
91,408
1,412 Xerox Holdings Corporation 22,154
5,967 Yext, Inc.
a
37,771
2,176 Zoom Video Communications,
Inc.
a
152,189
Total 170,257,980
Materials (3.8%)
72,423 Acerinox SA 699,839
16,101 Air Liquide SA 2,711,917
748 Albemarle Corporation 127,190
14,199 Alcoa Corporation 412,623
429 AptarGroup, Inc. 53,642
22,523 ArcelorMittal SA 563,887
1,458 Arkema SA 143,527
73,200 Asahi Kasei Corporation 460,755
105,253 Axalta Coating Systems, Ltd.
a
2,831,306
179,883 Barrick Gold Corporation 2,612,988
5,035 BASF SE 227,909
12,793 Berry Plastics Group, Inc. 792,015
132,892 BHP Group, Ltd. 3,733,049
110,916 BlueScope Steel, Ltd. 1,373,529
2,732 Buzzi SpA 74,658
10,466 Celanese Corporation 1,313,692
48,319 CF Industries Holdings, Inc. 4,142,871
13,467 Cleveland-Cliffs, Inc.
a
210,489
4,721 Commercial Metals Company 233,265
2,532 Eagle Materials, Inc. 421,629
26,701 Eastman Chemical Company 2,048,501

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Materials (3.8%) - continued
31,363 Evraz plc
a,d
$ 4
122,900 Glencore plc 699,860
80,050 Granges AB 753,030
117 Hawkins, Inc. 6,885
5,861 Heidelberg Materials AG 453,937
41,987 Hexpol AB 372,028
38,877 Holcim AG 2,488,474
5,913 Huntsman Corporation 144,277
13,194 ICL Group, Ltd. 72,806
895 Ingevity Corporation
a
42,611
2,651 Innospec, Inc. 270,932
128 Israel Corporation, Ltd.
a
32,617
687 Kaiser Aluminum Corporation 51,704
30,600 Kyoei Steel, Ltd. 406,923
2,500 Lintec Corporation 39,968
3,073 LSB Industries, Inc.
a
31,437
356 LyondellBasell Industries NV 33,713
1,843 Martin Marietta Materials, Inc. 756,515
8,616 Mondi plc 143,732
833 Myers Industries, Inc. 14,936
5,485 Newmont Corporation 202,671
11,212 Norsk Hydro ASA 70,163
35,128 Nucor Corporation 5,492,263
3,962 O-I Glass, Inc.
a
66,284
2,210 Orion SA 47,029
751 PPG Industries, Inc. 97,480
81,365 Ranpak Holdings Corporation
a
442,626
430 Reliance Steel & Aluminum
Company 112,759
30,566 Rio Tinto plc 1,919,327
16,786 Rio Tinto, Ltd. 1,210,739
10,304 RPM International, Inc. 976,922
1,523 Ryerson Holding Corporation 44,304
2,098 Schnitzer Steel Industries, Inc. 58,429
22,400 Shin-Etsu Chemical Company, Ltd. 650,623
5,868 Sika AG 1,486,722
7,041 Solvay SA 778,096
170,734 SSAB AB, Class A 962,083
82,459 SSAB AB, Class B 452,367
560 Steel Dynamics, Inc. 60,043
12,345 Summit Materials, Inc.
a
384,423
5,198 SunCoke Energy, Inc. 52,760
12,200 Taiyo Holdings Company, Ltd. 208,942
1,936 TimkenSteel Corporation
a
42,050
27,500 Toagosei Company, Ltd. 246,969
714 TriMas Corporation 17,679
1,033 Trinseo plc 8,440
29,502 Tronox Holdings plc 396,507
16,305 United States Steel Corporation 529,586
1,567 Verallia SA
b
61,637
704 Vidrala SA 61,119
1,897 Vulcan Materials Company 383,232
5,287 West Fraser Timber Company, Ltd. 383,840
44,430 Yara International ASA 1,677,661
Total 51,591,445
Real Estate (2.0%)
18,141 Agree Realty Corporation 1,002,109
8,374 Apartment Income REIT
Corporation 257,082
11,767 AvalonBay Communities, Inc. 2,020,865
3,285 Azrieli Group, Ltd. 168,629
2,640 Camden Property Trust 249,691
1,821 CareTrust REIT, Inc. 37,330
29,696 CBRE Group, Inc.
a
2,193,347
Shares Common Stock (75.1%) Value
Real Estate (2.0%) - continued
1,596 Centerspace $ 96,175
3,409 Chatham Lodging Trust 32,624
11,633 Compass, Inc.
a
33,736
19,081 CubeSmart 727,559
2,400 Daito Trust Construction Company,
Ltd. 252,801
57,700 Daiwa House Industry Company,
Ltd. 1,548,633
11,274 Dream Industrial REIT 106,577
630 EastGroup Properties, Inc. 104,914
10,470 Elme Communities 142,811
8,255 EPR Properties 342,913
26,913 Equity Commonwealth 494,392
7,206 Equity Residential 423,064
4,807 Essential Properties Realty Trust,
Inc. 103,975
842 Essex Property Trust, Inc. 178,580
4,108 Extra Space Storage, Inc. 499,451
6,609 First Industrial Realty Trust, Inc. 314,522
3,290 FirstService Corporation 478,827
11,003 Four Corners Property Trust, Inc. 244,157
2,417 Getty Realty Corporation 67,023
82,000 Hang Lung Properties, Ltd. 112,189
172,554 Healthcare Realty Trust, Inc. 2,634,900
33,000 Henderson Land Development
Company, Ltd. 86,657
186,790 Host Hotels & Resorts, Inc. 3,001,715
1,432 Howard Hughes Holdings, Inc.
a
106,154
23,000 Hysan Development Company,
Ltd. 44,526
13,439 Independence Realty Trust, Inc. 189,087
6,695 InterRent REIT 61,565
2,299 Kennedy-Wilson Holdings, Inc. 33,887
2,710 LEG Immobilien AG
a
186,359
867 LTC Properties, Inc. 27,857
27,176 LXP Industrial Trust 241,866
2,966 Mid-America Apartment
Communities, Inc. 381,576
9,327 NetSTREIT Corporation 145,315
6,344 NNN REIT, Inc. 224,197
4,893 Nyfosa AB 26,235
8,691 Pebblebrook Hotel Trust 118,111
11,011 PSP Swiss Property AG 1,299,098
3,479 Realty Income Corporation 173,741
6,912 Regency Centers Corporation 410,849
14,790 Rexford Industrial Realty, Inc. 729,887
807 RMR Group, Inc. 19,788
110,000 Road King Infrastructure, Ltd.
a
24,744
11,443 Sabra Health Care REIT, Inc. 159,515
15,924 SBA Communications Corporation 3,187,507
21,201 Service Properties Trust 163,036
3,315 Simon Property Group, Inc. 358,119
11,500 Sun Hung Kai Properties, Ltd. 122,704
36,500 Swire Pacific, Ltd. 245,846
1,488 Swiss Prime Site AG 136,225
1,663 Terreno Realty Corporation 94,458
18,941 UDR, Inc. 675,625
2,130 Welltower, Inc. 174,490
34,270 Wing Tai Holdings, Ltd. 35,097
Total 27,754,712
Utilities (2.1%)
85,894 A2A SPA 152,659
2,061 AES Corporation 31,327
8,141 Alliant Energy Corporation 394,431

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.1%) Value
Utilities (2.1%) - continued
5,557 American Electric Power
Company, Inc. $ 417,998
1,617 Artesian Resources Corporation 67,898
20,087 ATCO, Ltd. 508,738
912 Avista Corporation 29,521
4,398 Black Hills Corporation 222,495
10,696 Boralex, Inc. 229,788
45,337 Canadian Utilities, Ltd. 957,977
9,992 Capital Power Corporation 278,959
5,000 Chugoku Electric Power Company,
Inc. 30,712
15,000 CK Infrastructure Holdings, Ltd. 70,775
250 Clearway Energy, Inc. 4,980
43,297 Constellation Energy Corporation 4,722,837
38,501 Contact Energy, Ltd. 185,497
4,737 DTE Energy Company 470,289
33,162 Duke Energy Corporation 2,926,878
99,228 E.ON SE 1,173,471
2,611 Edison International 165,250
27,900 EDP - Energias de Portugal SA 116,007
410,206 Enel SPA 2,515,689
19,044 Engie SA 292,062
24,749 Entergy Corporation 2,289,283
7,215 Evergy, Inc. 365,801
28,203 Fortis, Inc. 1,071,226
71,223 Hera SPA 194,488
36,057 Iren SpA 69,328
133,426 Italgas SPA 682,639
473 NextEra Energy Partners, LP
c
14,048
55,758 NiSource, Inc. 1,376,107
10,385 NorthWestern Corporation 499,103
25,368 OGE Energy Corporation 845,515
4,370 Pinnacle West Capital Corporation 321,982
7,667 Portland General Electric
Company 310,360
35,968 Public Service Enterprise Group,
Inc. 2,046,939
16,016 RWE AG 594,511
26,185 Superior Plus Corporation 197,797
16,675 TransAlta Corporation 145,235
685 TransAlta Renewables, Inc. 6,198
23,293 UGI Corporation 535,739
10,323 Veolia Environnement SA 298,398
3,688 Verbund AG 300,025
Total 28,130,960
Total Common Stock
(cost $859,376,633) 1,027,670,663
Shares
Registered Investment
Companies ( 5 .6% ) Value
U.S. Affiliated  (4.7%)
4,382,832 Thrivent Core Emerging Markets
Equity Fund 36,465,158
3,095,001 Thrivent Core Small Cap Value
Fund 27,855,005
Total 64,320,163
U.S. Unaffiliated  (0.9%)
7,743 Communication Services Select
Sector SPDR Fund 507,709
3,145 Invesco QQQ Trust Series 1 1,126,759
22,554 SPDR S&P 500 ETF Trust 9,641,384
11,203 SPDR S&P Biotech ETF 818,043
Shares
Registered Investment
Companies (5.6%) Value
U.S. Unaffiliated  (0.9%)- continued
1,189 SPDR S&P Oil & Gas Exploration
ETF $ 175,865
Total 12,269,760
Total Registered Investment
Companies (cost $82,832,376) 76,589,923
Shares
Collateral Held for Securities
Loaned ( 0 .2% ) Value
1,735,315 Thrivent Cash Management Trust 1,735,315
Total Collateral Held for
Securities Loaned
(cost $1,735,315) 1,735,315
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,414 Bayerische Motoren Werke AG 131,616
Total 131,616
Total Preferred Stock
(cost $99,498) 131,616
Shares or
Principal
Amount Short-Term Investments ( 19 .2% ) Value
Federal Home Loan Bank Discount
Notes
29,325,000 5.164%, 10/2/2023
e
29,325,000
15,000,000 5.270%, 10/6/2023
e
14,991,459
8,000,000 5.260%, 10/11/2023
e
7,989,494
5,000,000 5.273%, 10/13/2023
e
4,992,174
14,000,000 5.280%, 10/18/2023
e
13,968,139
5,500,000 5.270%, 10/19/2023
e
5,486,702
10,000,000 5.280%, 10/20/2023
e
9,974,401
800,000 5.270%, 10/25/2023
e,f
797,384
1,700,000 5.284%, 11/15/2023
e,f
1,689,372
100,000 5.298%, 11/17/2023
e,f
99,347
6,600,000 5.300%, 12/6/2023
e,f
6,538,969
2,500,000 5.308%, 12/13/2023
e,f
2,474,405
4,100,000 5.315%, 12/15/2023
e,f
4,056,865
U.S. Treasury Bills
32,800,000 5.263%, 10/3/2023
e
32,795,206
50,000,000 5.270%, 10/5/2023
e
49,978,041
10,000,000 5.275%, 10/10/2023
e
9,988,311
38,000,000 5.273%, 10/12/2023
e
37,944,293
15,000,000 5.282%, 10/17/2023
e
14,967,047
15,000,000 5.280%, 10/19/2023
e
14,962,529
Total Short-Term Investments
(cost $262,934,300) 263,019,138
Total Investments (cost
$1,206,978,122) 100.1% $ 1,369,146,655
Other Assets and Liabilities, Net
(0.1%) (959,153)
Total Net Assets 100.0% $ 1,368,187,502

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $4,235,950 or
0.3% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 1,674,772
Total lending $1,674,772
Gross amount payable upon return of
collateral for securities loaned $1,735,315
Net amounts due to counterparty $60,543
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 66,842,929 52,517,676 14,325,253 –
Consumer Discretionary 116,126,352 72,519,952 43,606,400 –
Consumer Staples 59,183,536 36,472,407 22,711,129 –
Energy 65,655,274 43,489,783 22,165,491 –
Financials 170,501,538 108,459,311 62,042,227 –
Health Care 142,645,633 94,074,458 48,571,175 –
Industrials 128,980,304 80,071,787 48,908,517 –
Information Technology 170,257,980 134,816,014 35,441,966 –
Materials 51,591,445 23,355,720 28,235,721 4
Real Estate 27,754,712 23,296,827 4,457,885 –
Utilities 28,130,960 18,058,781 10,072,179 –
Registered Investment Companies
U.S. Unaffiliated 12,269,760 12,269,760 – –
Preferred Stock
Consumer Discretionary 131,616 – 131,616 –
Short-Term Investments 263,019,138 – 263,019,138 –
Subtotal Investments in Securities $ 1,303,091,177 $ 699,402,476 $ 603,688,697 $ 4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 64,320,163
Collateral Held for Securities Loaned 1,735,315
Subtotal Other Investments $ 66,055,478
Total Investments at Value $ 1,369,146,655
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,409,437 4,409,437 – –
Total Asset Derivatives $ 4,409,437 $ 4,409,437 $ – $ –
Liability Derivatives
Futures Contracts 14,058,099 14,058,099 – –
Total Liability Derivatives $ 14,058,099 $ 14,058,099 $ – $ –
The following table presents Global Stock Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$15,656,342 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,327 December 2023 $ 298,943,173 ( $ 11,946,248 )
ICE mini MSCI EAFE Index 606 December 2023 63,629,660 (1,772,210)
ICE US mini MSCI Emerging Markets Index 281 December 2023 13,764,416 (339,641)
Total Futures Long Contracts $ 376,337,249 ( $ 14,058,099 )
CME E-mini Russell 2000 Index (696) December 2023 ( $ 65,304,241 ) $ 2,712,961
CME E-mini S&P Mid-Cap 400 Index (201) December 2023 (52,356,516) 1,696,476
Total Futures Short Contracts ( $ 117,660,757 ) $ 4,409,437
Total Futures Contracts $ 258,676,492 ( $ 9,648,662 )

Global Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $ 35,589 $ – $ – $ 36,465 4,383 2.7%
Core Small Cap Value 28,288 – – 27,855 3,095 2.0
Total U.S. Affiliated Registered Investment
Companies 63,877 64,320 4.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,205 60,989 60,459 1,735 1,735 0.2
Total Collateral Held for Securities Loaned 1,205 1,735 0.2
Total Value $ 65,082 $ 66,055
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $876 $ – $ –
Core Small Cap Value Fund – (433) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 71
Total Affiliated Income from Securities Loaned, Net $ 71
Total Value $– $443 $ –

Government Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .5% ) Value
Asset-Backed Securities (5.7%)
Cascade Funding Mortgage Trust,
LLC
$ 635,989
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 580,982
635,908
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
620,792
1,116,190
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
1,064,754
ECMC Group Student Loan Trust
384,570
6.429%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
378,653
Finance of America HECM Buyout
461,637
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
434,211
GMAC Mortgage Corporation
Loan Trust
27,572
5.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
15,283
Goodgreen
896,525
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
803,248
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,134,972
1.650%,  3/25/2051, Ser.
2021-1 1,011,365
Missouri Higher Education Loan
Auth.
1,038,591
1.530%,  1/25/2061, Ser.
2021-1 851,317
1,286,231
6.134%,  (TSFR1M +
0.700%), 3/25/2061, Ser.
2021-2
b
1,267,327
Navient Student Loan Trust
1,108,751
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
923,196
New Hampshire Higher Education
Loan Corporation
561,402
6.634%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
563,185
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
32,687
5.871%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
32,438
RMF Buyout Issuance Trust
469,946
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
449,365
SLM Student Loan Trust
210,728
5.829%,  (SOFR30A +
0.514%), 3/25/2025, Ser.
2010-1, Class A
b
202,832
Total 9,198,948
Collateralized Mortgage Obligations (15.2%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,707,396
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,311,416
Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
$ 1,656,372
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
$ 1,314,036
Federal Home Loan Mortgage
Corporation - REMIC
189,246
4.000%,  1/25/2051, Ser.
5249, Class LA 178,541
1,543,651
1.500%,  3/25/2050, Ser.
4982, Class JA 1,131,612
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,360,708
117,258
2.000%,  1/15/2041, Ser.
4074, Class JA 110,571
639,694
1.750%,  6/15/2042, Ser.
4097, Class QN 540,035
450,756
1.750%,  12/15/2042, Ser.
4141, Class KM 366,042
579,205
3.000%,  5/15/2045, Ser.
4631, Class PA 520,307
449,239
3.000%,  3/15/2047, Ser.
4734, Class JA 399,082
730,741
3.500%,  8/15/2047, Ser.
4860, Class CA 675,088
1,350,000
3.000%,  9/25/2048, Ser.
5210, Class GD 959,235
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,259,207
867,433
2.000%,  9/25/2049, Ser.
4906, Class KE 697,459
Federal Home Loan Mortgage
Corporation - SCRT
734,262
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
638,175
1,114,010
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
993,266
1,118,016
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
872,171
1,248,199
2.500%,  9/25/2060, Ser.
2021-1, Class MTU
c
962,993
1,237,216
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
938,335
1,089,920
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
841,098
Federal Home Loan Mortgage
Corporation - SLST
971,029
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
845,479
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,394,633
Federal National Mortgage
Association - REMIC
764,968
4.500%,  6/25/2052, Ser.
2022-43, Class MA 728,882
446,688
4.000%,  7/25/2052, Ser.
2022-37, Class PE 420,177
353,914
2.000%,  11/25/2032, Ser.
2012-123, Class BA 316,067
1,336,878
3.000%,  12/25/2039, Ser.
2014-81, Class ZH 1,132,671
319,679
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 305,453
382,722
3.000%,  1/25/2043, Ser.
2013-114, Class AB 351,708
467,918
3.250%,  6/25/2043, Ser.
2013-60, Class PT 414,325

Government Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
$ 739,578
4.500%,  1/25/2046, Ser.
2022-68, Class BA $ 714,882
409,055
3.000%,  3/25/2046, Ser.
2016-66, Class PA 359,415
101,488
3.500%,  12/25/2047, Ser.
2018-41, Class PB 93,743
NewRez Warehouse Securitization
Trust
1,516,667
6.184%,  (TSFR1M +
0.864%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,510,071
Total 24,656,883
Commercial Mortgage-Backed Securities (6.8%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,600,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,c
1,348,667
1,700,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
1,490,116
1,600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
1,403,788
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
2,683,181
300,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,c
268,338
500,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,c
466,007
1,600,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
c
1,471,580
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
550,000
4.500%,  11/25/2033, Ser.
K159, Class A2 517,462
1,500,000
4.500%,  12/25/2033, Ser.
K160, Class A2 1,404,822
Total 11,053,961
Mortgage-Backed Securities (36.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,701,719 3.000%,  2/1/2050 1,424,760
1,273,293 2.500%,  5/1/2051 1,016,153
669,066 3.500%,  5/1/2052 576,154
917,698 4.000%,  5/1/2052 823,618
2,451,514 3.500%,  6/1/2052 2,112,617
61,388 5.000%,  7/1/2053 58,110
927,708 3.500%,  8/1/2052 802,814
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
335,873 2.500%,  7/1/2030 306,151
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,074,217 3.500%,  5/1/2040 954,308
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,178,244 3.000%,  1/1/2052 1,813,385
Principal
Amount Long-Term Fixed Income (98.5%) Value
Mortgage-Backed Securities (36.4%) -
continued
$ 80,100 2.000%,  2/1/2051 $ 61,350
41,665 2.000%,  2/1/2051 31,863
1,345,862 2.500%,  2/1/2051 1,076,301
810,410 2.500%,  2/1/2051 649,399
2,209,800 2.000%,  3/1/2051 1,688,880
2,253,629 3.000%,  3/1/2052 1,868,955
1,102,086 2.000%,  4/1/2051 842,173
1,328,185 3.000%,  4/1/2051 1,102,687
4,764,867 2.000%,  4/1/2052 3,644,616
1,369,892 3.000%,  5/1/2050 1,146,207
82,677 2.000%,  5/1/2051 63,054
1,172,662 3.000%,  5/1/2051 985,854
931,803 3.000%,  6/1/2050 787,092
2,079,727 2.500%,  7/1/2051 1,660,179
469,477 3.500%,  7/1/2051 410,517
820,456 3.500%,  8/1/2050 718,174
815,994 3.500%,  9/1/2052 705,539
1,273,616 4.500%,  9/1/2053 1,170,743
1,386,490 4.000%,  10/1/2052 1,238,426
95,197 2.000%,  11/1/2051 72,690
355,056 2.000%,  12/1/2050 271,953
2,230,132 2.500%,  12/1/2051 1,782,014
4,368,040 4.500%,  12/1/2052 4,028,327
1,800,000 6.000%,  10/1/2041
d
1,776,375
1,950,000 4.000%,  10/1/2048
d
1,735,957
2,175,000 4.500%,  10/1/2048
d
1,996,922
40,000 5.000%,  10/1/2048
d
37,738
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,621,171 2.500%,  3/1/2062 1,244,178
563,585 3.500%,  7/1/2061 479,336
703,366 4.000%,  12/1/2061 626,423
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
700,000 4.500%,  10/1/2053
d
646,652
8,550,000 5.000%,  10/1/2053
d
8,101,793
6,750,000 5.500%,  10/1/2053
d
6,550,137
Total 59,090,574
U.S. Government & Agencies (34.4%)
Federal Farm Credit Bank
1,250,000 1.320%,  3/18/2030 1,005,005
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 1,964,697
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,090,794
U.S. Treasury Bonds
1,265,000 1.375%,  8/15/2050 617,280
700,000 3.875%,  2/15/2043 609,219
4,180,000 2.500%,  5/15/2046 2,799,784
3,500,000 2.875%,  5/15/2049 2,496,758
U.S. Treasury Notes
6,850,000 2.250%,  11/15/2024 6,617,207
1,300,000 4.250%,  12/31/2024 1,282,480
4,400,000 0.250%,  8/31/2025 4,014,828
525,000 2.625%,  1/31/2026 498,319
8,000,000 4.625%,  3/15/2026 7,944,375
2,000,000 3.750%,  4/15/2026 1,945,313
1,000,000 0.625%,  11/30/2027 848,008
10,450,000 3.625%,  3/31/2028 10,018,121
5,340,000 2.625%,  2/15/2029 4,830,614

Government Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
U.S. Government & Agencies (34.4%) -
continued
$ 3,530,000 1.500%,  2/15/2030 $ 2,926,039
3,325,000 3.500%,  2/15/2033 3,050,688
1,325,000 3.875%,  8/15/2033 1,251,918
Total 55,811,447
Total Long-Term Fixed Income
(cost $176,692,927) 159,811,813
Shares or
Principal
Amount Short-Term Investments ( 14 .1% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.300%, 12/6/2023
e,f
396,301
Thrivent Core Short-Term Reserve
Fund
2,220,358 5.650% 22,203,581
U.S. Treasury Bills
300,000 5.307%, 12/14/2023
e,g
296,776
Total Short-Term Investments
(cost $22,874,735) 22,896,658
Total Investments (cost
$199,567,662) 112.6% $ 182,708,471
Other Assets and Liabilities, Net
(12.6%) (20,483,323)
Total Net Assets 100.0% $ 162,225,148
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $9,423,162 or
5.8% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g At September 29, 2023, $286,883 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,198,948 – 9,198,948 –
Collateralized Mortgage Obligations 24,656,883 – 24,656,883 –
Commercial Mortgage-Backed Securities 11,053,961 – 11,053,961 –
Mortgage-Backed Securities 59,090,574 – 59,090,574 –
U.S. Government & Agencies 55,811,447 – 55,811,447 –
Short-Term Investments 693,077 – 693,077 –
Subtotal Investments in Securities $ 160,504,890 $ – $ 160,504,890 $ –
Other Investments  * Total
Affiliated Short-Term Investments 22,203,581
Subtotal Other Investments $ 22,203,581
Total Investments at Value $ 182,708,471
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 73,289 73,289 – –
Total Asset Derivatives $ 73,289 $ 73,289 $ – $ –
Liability Derivatives
Futures Contracts 298,064 298,064 – –
Total Liability Derivatives $ 298,064 $ 298,064 $ – $ –
The following table presents Government Bond Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$396,301 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 10 December 2023 $ 1,103,621 ( $ 22,997 )
CBOT 2-Yr. U.S. Treasury Note 25 December 2023 5,090,300 (22,526)
CBOT 5-Yr. U.S. Treasury Note 122 December 2023 12,994,064 (140,219)
CBOT U.S. Long Bond 17 December 2023 2,046,603 (112,322)
Total Futures Long Contracts $ 21,234,588 ( $ 298,064 )
CME Ultra Long Term U.S. Treasury Bond (8) December 2023 ( $ 1,022,789 ) $ 73,289
Total Futures Short Contracts ( $ 1,022,789 ) $ 73,289
Total Futures Contracts $ 20,211,799 ( $ 224,775 )

Government Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 18,252 $ 62,729 $ 58,777 $ 22,204 2,220 13.7%
Total Affiliated Short-Term Investments 18,252 22,204 13.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 214 109 323 – – –
Total Collateral Held for Securities Loaned 214 – –
Total Value $ 18,466 $ 22,204
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $16 ($16) $ – $ 625
Total Income/Non Income Cash from Affiliated
Investments $ 625
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $ 0
Total Value $16 ($16) $ –

Healthcare Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock ( 99 .7% ) Value
Biotechnology (15.4%)
79,970 AbbVie, Inc. $ 11,920,328
20,083 Amgen, Inc. 5,397,507
16,440 Biogen, Inc.
a
4,225,244
113,641 Gilead Sciences, Inc. 8,516,257
46,523 Halozyme Therapeutics, Inc.
a
1,777,179
6,139 Regeneron Pharmaceuticals, Inc.
a
5,052,152
12,110 Vertex Pharmaceuticals, Inc.
a
4,211,131
Total 41,099,798
Consumer Staples (0.4%)
55,762 Kenvue, Inc. 1,119,701
Total 1,119,701
Health Care Distributors (1.5%)
12,843 Cencora, Inc. 2,311,355
3,922 McKesson Corporation 1,705,481
Total 4,016,836
Health Care Equipment (16.2%)
101,897 Abbott Laboratories 9,868,724
7,266 ABIOMED, Inc., CVR
a,b
6,670
29,962 Baxter International, Inc. 1,130,766
82,773 Boston Scientific Corporation
a
4,370,414
38,144 Dexcom, Inc.
a
3,558,835
21,107 Edwards Lifesciences Corporation
a
1,462,293
35,833 Envista Holdings Corporation
a
999,024
4,295 IDEXX Laboratories, Inc.
a
1,878,075
25,609 Intuitive Surgical, Inc.
a
7,485,255
38,324 Medtronic plc 3,003,069
22,051 QuidelOrtho Corporation
a
1,610,605
4,824 ShockWave Medical, Inc.
a
960,458
9,183 Stryker Corporation 2,509,438
37,571 Zimmer Biomet Holdings, Inc. 4,216,218
Total 43,059,844
Health Care Facilities (2.4%)
17,499 HCA Healthcare, Inc. 4,304,404
15,817 Universal Health Services, Inc. 1,988,671
Total 6,293,075
Health Care Services (5.1%)
5,970 Cigna Group 1,707,838
102,495 CVS Health Corporation 7,156,201
12,601 Laboratory Corporation of America
Holdings 2,533,431
10,292 Quest Diagnostics, Inc. 1,254,183
64,141 R1 RCM, Inc.
a
966,605
Total 13,618,258
Health Care Supplies (2.3%)
6,943 Align Technology, Inc.
a
2,119,837
8,838 Cooper Companies, Inc. 2,810,572
16,383 Lantheus Holdings, Inc.
a
1,138,291
Total 6,068,700
Life Sciences Tools & Services (10.7%)
95,331 Avantor, Inc.
a
2,009,577
35,766 Bio-Techne Corporation 2,434,592
48,448 Danaher Corporation 12,019,949
14,875 IQVIA Holding, Inc.
a
2,926,656
939 Mettler-Toledo International, Inc.
a
1,040,478
16,065 Thermo Fisher Scientific, Inc. 8,131,621
Total 28,562,873
Shares Common Stock (99.7%) Value
Managed Health Care (14.6%)
21,824 Elevance Health, Inc. $ 9,502,606
9,302 Molina Healthcare, Inc.
a
3,050,033
30,082 Progyny, Inc.
a
1,023,390
50,395 UnitedHealth Group, Inc. 25,408,655
Total 38,984,684
Pharmaceuticals (31.1%)
48,946 AstraZeneca plc ADR 3,314,623
34,930 Eli Lilly & Company 18,761,951
7,256 Jazz Pharmaceuticals, Inc.
a
939,217
143,849 Johnson & Johnson 22,404,482
155,382 Merck & Company, Inc. 15,996,577
36,510 Novo Nordisk AS ADR
a
3,320,219
330,101 Pfizer, Inc. 10,949,450
40,796 Zoetis, Inc. 7,097,688
Total 82,784,207
Total Common Stock
(cost $215,509,425) 265,607,976
Shares Short-Term Investments ( 0 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
88,357 5.650% 883,573
Total Short-Term Investments
(cost $883,573) 883,573
Total Investments (cost
$216,392,998) 100.0% $ 266,491,549
Other Assets and Liabilities, Net
(<0.1%) (107,861)
Total Net Assets 100.0% $ 266,383,688
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
plc - Public Limited Company

Healthcare Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 41,099,798 41,099,798 – –
Consumer Staples 1,119,701 1,119,701 – –
Health Care Distributors 4,016,836 4,016,836 – –
Health Care Equipment 43,059,844 43,053,174 – 6,670
Health Care Facilities 6,293,075 6,293,075 – –
Health Care Services 13,618,258 13,618,258 – –
Health Care Supplies 6,068,700 6,068,700 – –
Life Sciences Tools & Services 28,562,873 28,562,873 – –
Managed Health Care 38,984,684 38,984,684 – –
Pharmaceuticals 82,784,207 82,784,207 – –
Subtotal Investments in Securities $ 265,607,976 $ 265,601,306 $ – $ 6,670
Other Investments  * Total
Affiliated Short-Term Investments 883,573
Subtotal Other Investments $ 883,573
Total Investments at Value $ 266,491,549
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 9,908 $ 31,082 $ 40,106 $ 884 88 0.3%
Total Affiliated Short-Term Investments 9,908 884 0.3
Total Value $ 9,908 $ 884
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $3 ($3) $ – $ 176
Total Income/Non Income Cash from Affiliated
Investments $ 176
Total Value $3 ($3) $ –

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.3% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 3,368,260
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
$ 3,334,578
Total 3,334,578
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,596,000
10.872%,  (TSFR1M +
5.500%), 8/1/2030
b
1,552,605
Total 1,552,605
Communications Services (1.1%)
Cengage Learning, Inc., Term
Loan
1,558,857
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
1,549,504
Clear Channel Outdoor Holdings,
Inc., Term Loan
795,000
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
770,816
DIRECTV Financing, LLC, Term
Loan
2,939,700
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
2,869,471
Gogo Intermediate Holdings, LLC,
Term Loan
739,777
9.181%,  (TSFR3M +
3.750%), 4/30/2028
b
737,269
NEP Group, Inc., Term Loan
2,756,693
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
2,658,499
Total 8,585,559
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,657,734
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,418,888
Total 1,418,888
Consumer Non-Cyclical (0.4%)
Alltech , Inc., Term Loan
1,534,383
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
1,478,762
Amneal Pharmaceuticals, LLC,
Term Loan
1,057,195
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
1,036,051
City Brewing Company, LLC, Term
Loan
1,277,193
9.070%,  (TSFR3M +
3.500%), 4/5/2028
b
833,368
Total 3,348,181
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,113,358
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
1,114,749
Total 1,114,749
Principal
Amount Bank Loans (3.3%)
a
Value
Technology (0.3%)
CoreLogic , Inc., Term Loan
$ 1,558,200
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
$ 1,436,785
Rackspace Technology Global,
Inc., Term Loan
1,511,250
8.194%,  (TSFR3M +
2.750%), 2/9/2028
b
679,126
Total 2,115,911
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,489,000
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
2,561,181
Air Canada, Term Loan
1,007,250
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
1,007,038
Total 3,568,219
Total Bank Loans
(cost $26,641,766) 25,038,690
Principal
Amount Long-Term Fixed Income ( 88.5% ) Value
Basic Materials (5.4%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*, d,e
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
f
4,749
ATI, Inc.
1,539,000 7.250%,  8/15/2030 1,527,457
Cascades, Inc./Cascades USA,
Inc.
1,066,000 5.125%,  1/15/2026
f
1,020,433
Chemours Company
2,790,000 5.750%,  11/15/2028
f
2,421,440
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
f
1,393,704
1,075,000 4.875%,  3/1/2031
f
915,420
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
f
3,316,567
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
f
1,033,780
2,020,000 6.875%,  10/15/2027
f
1,937,942
Hecla Mining Company
895,000 7.250%,  2/15/2028 865,904
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
f
631,514
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,674,000 9.000%,  7/1/2028
f
1,581,007
Mercer International, Inc.
791,000 5.500%,  1/15/2026 742,952
Methanex Corporation
2,000,000 4.250%,  12/1/2024 1,946,554
Mineral Resources, Ltd.
471,000 9.250%,  10/1/2028
f
475,710
Novelis Corporation
870,000 3.250%,  11/15/2026
f
776,994
2,050,000 4.750%,  1/30/2030
f
1,774,172
670,000 3.875%,  8/15/2031
f
535,052
OCI NV
2,971,000 4.625%,  10/15/2025
f
2,808,942

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Basic Materials (5.4%) - continued
Olin Corporation
$ 2,820,000 5.625%,  8/1/2029
g
$ 2,653,393
SCIL IV, LLC/SCIL USA Holdings,
LLC
2,313,000 5.375%,  11/1/2026
f
2,113,432
SNF Group SACA
1,074,000 3.125%,  3/15/2027
f
950,611
1,133,000 3.375%,  3/15/2030
f
914,447
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
f
1,960,316
Taseko Mines, Ltd.
2,750,000 7.000%,  2/15/2026
f
2,568,856
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
f
1,337,408
United States Steel Corporation
2,355,000 6.875%,  3/1/2029 2,315,095
Total 40,527,046
Capital Goods (11.4%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*, d,e,h
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
f
2,111,245
AECOM
1,885,000 5.125%,  3/15/2027 1,785,291
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
f
2,464,673
2,240,000 4.625%,  5/15/2030
f
1,896,696
ARD Finance SA
1,700,000 6.500%,  6/30/2027
f
1,282,550
Ardagh Packaging Finance
plc/ Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
f
2,593,610
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
f
1,614,707
Bombardier, Inc.
2,070,000 7.875%,  4/15/2027
f
2,019,796
2,250,000 6.000%,  2/15/2028
f,g
2,041,191
Builders FirstSource , Inc.
1,070,000 5.000%,  3/1/2030
f
954,020
Canpack SA/ Canpack US, LLC
1,330,000 3.125%,  11/1/2025
f
1,226,900
Chart Industries, Inc.
2,241,000 7.500%,  1/1/2030
f
2,253,281
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
f
3,063,287
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
f
276,147
594,000 8.750%,  4/15/2030
f
509,450
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
f
1,162,916
Covanta Holding Corporation
965,000 4.875%,  12/1/2029
f
791,686
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
f
1,501,622
Crown Cork & Seal Company, Inc.
1,875,000 7.375%,  12/15/2026 1,903,125
Emerald Debt Merger Sub, LLC
2,400,000 6.625%,  12/15/2030
f
2,310,419
Principal
Amount Long-Term Fixed Income (88.5%) Value
Capital Goods (11.4%) - continued
GFL Environmental, Inc.
$ 4,440,000 4.000%,  8/1/2028
f
$ 3,879,524
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
f
4,380,477
Herc Holdings, Inc.
5,135,000 5.500%,  7/15/2027
f
4,855,935
Howmet Aerospace, Inc.
3,405,000 3.000%,  1/15/2029 2,882,194
Mauser Packaging Solutions
Holding Company
1,237,000 9.250%,  4/15/2027
f
1,081,243
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
f
800,631
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
f
1,132,177
Nesco Holdings II, Inc.
2,240,000 5.500%,  4/15/2029
f
1,965,602
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
f
2,829,093
OI European Group BV
2,725,000 4.750%,  2/15/2030
f
2,370,357
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
f
1,186,431
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
f
1,448,992
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
f
2,027,661
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
f
1,438,191
Sealed Air Corporation
1,214,000 6.125%,  2/1/2028
f
1,175,784
Silgan Holdings, Inc.
897,000 4.125%,  2/1/2028 802,501
SRM Escrow Issuer, LLC
3,730,000 6.000%,  11/1/2028
f
3,444,510
TransDigm , Inc.
4,275,000 6.250%,  3/15/2026
f
4,200,532
430,000 5.500%,  11/15/2027 402,630
787,000 6.750%,  8/15/2028
f
774,793
640,000 4.625%,  1/15/2029 558,957
1,815,000 4.875%,  5/1/2029 1,594,645
Triumph Group, Inc.
1,570,000 9.000%,  3/15/2028
f
1,552,426
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
f
1,128,244
530,000 8.500%,  8/15/2027
f
484,359
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,414,068
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
f
2,647,784
Total 86,242,171
Communications Services (11.2%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
f
1,085,599
Altice Financing SA
1,125,000 5.750%,  8/15/2029
f
921,976
Altice France SA/France
1,380,000 5.125%,  7/15/2029
f
981,050

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Communications Services (11.2%) - continued
$ 3,179,000 5.500%,  10/15/2029
f
$ 2,286,067
AMC Networks, Inc.
900,000 5.000%,  4/1/2024 887,572
1,790,000 4.250%,  2/15/2029 1,098,336
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
f
461,647
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
f
2,965,071
3,380,000 5.375%,  6/1/2029
f
3,032,564
1,029,000 6.375%,  9/1/2029
f
959,507
3,610,000 4.750%,  3/1/2030
f
3,030,419
1,916,000 4.250%,  2/1/2031
f
1,525,210
843,000 4.750%,  2/1/2032
f
674,400
Cimpress plc
1,535,000 7.000%,  6/15/2026 1,436,622
Clear Channel Outdoor Holdings,
Inc.
461,000 7.500%,  6/1/2029
f,g
352,496
Clear Channel Worldwide
Holdings, Inc.
2,767,000 5.125%,  8/15/2027
f
2,457,075
Connect Finco SARL/Connect US
Finco , LLC
1,287,000 6.750%,  10/1/2026
f
1,200,382
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
f
2,381,277
1,493,000 6.500%,  2/1/2029
f
1,236,855
2,365,000 4.125%,  12/1/2030
f
1,673,744
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
965,000 5.875%,  8/15/2027
f
853,234
DISH DBS Corporation
759,000 5.875%,  11/15/2024 706,468
1,308,000 5.250%,  12/1/2026
f
1,111,605
749,000 7.375%,  7/1/2028 471,937
1,271,000 5.750%,  12/1/2028
f
977,081
1,144,000 5.125%,  6/1/2029 634,211
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
f
816,702
1,590,000 5.000%,  5/1/2028
f
1,357,578
869,000 6.750%,  5/1/2029
f
668,589
561,000 8.750%,  5/15/2030
f
532,656
GCI, LLC
3,550,000 4.750%,  10/15/2028
f
3,061,875
Gray Escrow II, Inc.
5,506,000 5.375%,  11/15/2031
f
3,603,331
Iliad Holding SASU
2,654,000 6.500%,  10/15/2026
f
2,493,467
Lamar Media Corporation
1,222,000 3.625%,  1/15/2031 995,148
LCPR Senior Secured Financing
DAC
3,707,000 6.750%,  10/15/2027
f
3,404,879
Level 3 Financing, Inc.
1,945,000 4.625%,  9/15/2027
f
1,398,780
2,090,000 4.250%,  7/1/2028
f
1,302,140
1,050,000 10.500%,  5/15/2030
f
1,056,917
McGraw-Hill Education, Inc.
1,064,000 5.750%,  8/1/2028
f
917,966
165,000 8.000%,  8/1/2029
f,g
143,137
News Corporation
1,794,000 3.875%,  5/15/2029
f
1,542,840
Principal
Amount Long-Term Fixed Income (88.5%) Value
Communications Services (11.2%) - continued
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
$ 1,383,000 6.250%,  6/15/2025
f
$ 1,354,960
918,000 4.625%,  3/15/2030
f,g
721,649
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
f
1,538,905
Radiate Holdco, LLC/Radiate
Finance, Inc.
1,055,000 6.500%,  9/15/2028
f
553,875
Scripps Escrow II, Inc.
852,000 3.875%,  1/15/2029
f
640,736
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
f
641,700
365,000 5.000%,  8/1/2027
f
333,391
1,660,000 4.000%,  7/15/2028
f
1,416,923
890,000 3.875%,  9/1/2031
f
674,140
Sprint Corporation
6,590,000 7.625%,  2/15/2025 6,686,570
TEGNA, Inc.
2,422,000 4.625%,  3/15/2028 2,095,030
Telecom Italia Capital SA
275,000 6.000%,  9/30/2034 229,290
Telecom Italia SPA/Milano
476,000 5.303%,  5/30/2024
f
467,998
Telesat Canada/ Telesat , LLC
1,025,000 4.875%,  6/1/2027
f
664,208
465,000 6.500%,  10/15/2027
f
237,150
United States Cellular Corporation
1,811,000 6.700%,  12/15/2033 1,761,198
Uniti Group, LP/ Uniti Group
Finance, Inc./CSL Capital, LLC
2,392,000 4.750%,  4/15/2028
f
1,953,265
Univision Communications, Inc.
1,562,000 6.625%,  6/1/2027
f
1,454,732
VZ Secured Financing BV
2,221,000 5.000%,  1/15/2032
f
1,744,716
YPSO Finance BIS SA
851,000 10.500%,  5/15/2027
f
530,753
Total 84,399,599
Consumer Cyclical (17.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,415,000 4.375%,  1/15/2028
f
3,979,452
1,525,000 4.000%,  10/15/2030
f
1,267,235
Adient Global Holdings, Ltd.
1,212,000 4.875%,  8/15/2026
f
1,143,086
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,545,000 6.625%,  7/15/2026
f
1,463,949
1,060,000 6.000%,  6/1/2029
f
790,217
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
f
937,530
1,160,000 4.625%,  6/1/2028
f
963,028
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
f
1,050,113
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 1,951,078

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Cyclical (17.1%) - continued
Arko Corporation
$ 1,358,000 5.125%,  11/15/2029
f
$ 1,095,281
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
f
675,092
1,410,000 4.625%,  4/1/2030
f
1,154,218
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
f
1,880,657
Boyne USA, Inc.
824,000 4.750%,  5/15/2029
f
720,716
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
f
121,543
1,825,000 5.000%,  6/15/2029
f
1,502,104
350,000 4.875%,  2/15/2030
f
284,648
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
f
3,071,378
1,420,000 8.125%,  7/1/2027
f
1,426,769
2,919,000 4.625%,  10/15/2029
f
2,472,568
Carnival Corporation
797,000 7.625%,  3/1/2026
f
775,309
2,212,000 5.750%,  3/1/2027
f
2,002,356
937,000 4.000%,  8/1/2028
f
812,451
Cedar Fair, LP
3,070,000 5.250%,  7/15/2029
g
2,668,139
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
f
960,674
899,000 6.750%,  5/1/2031
f
849,555
Cinemark USA, Inc.
2,546,000 5.875%,  3/15/2026
f,g
2,444,468
Clarios Global, LP/ Clarios US
Finance Company, Inc.
1,060,000 8.500%,  5/15/2027
f,g
1,056,959
2,335,000 6.750%,  5/15/2028
f
2,279,544
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,520,840
1,800,000 6.100%,  8/19/2032 1,695,443
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 2,103,860
2,230,000 4.134%,  8/4/2025 2,114,226
3,120,000 3.375%,  11/13/2025 2,894,786
390,000 2.700%,  8/10/2026 348,023
1,700,000 7.350%,  3/6/2030 1,721,553
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
g
1,541,765
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
f,g
521,106
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
f,g
1,741,845
Hilton Domestic Operating
Company, Inc.
1,194,000 4.875%,  1/15/2030 1,086,632
1,395,000 3.625%,  2/15/2032
f
1,124,643
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,912,000 5.000%,  6/1/2029
f
1,658,557
International Game Technology plc
1,530,000 6.250%,  1/15/2027
f
1,497,581
835,000 5.250%,  1/15/2029
f
769,462
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
f
1,049,025
Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Cyclical (17.1%) - continued
Jaguar Land Rover Automotive plc
$ 2,469,000 5.500%,  7/15/2029
f
$ 2,110,984
KB Home
1,880,000 6.875%,  6/15/2027 1,880,105
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,642,681
2,485,000 6.625%,  10/1/2030
f
2,329,712
1,030,000 6.875%,  11/1/2035 919,876
Light & Wonder International, Inc.
2,970,000 7.250%,  11/15/2029
f
2,910,600
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
f,g
1,428,375
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
f,g
2,075,148
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
f
1,531,943
Michaels Companies, Inc.
1,385,000 5.250%,  5/1/2028
f,g
1,105,368
NCL Corporation, Ltd.
404,000 3.625%,  12/15/2024
f
387,967
1,132,000 5.875%,  3/15/2026
f
1,045,111
1,708,000 5.875%,  2/15/2027
f
1,624,254
Nissan Motor Company, Ltd.
473,000 3.522%,  9/17/2025
f
446,728
460,000 4.345%,  9/17/2027
f
419,888
423,000 4.810%,  9/17/2030
f
364,835
Nordstrom, Inc.
825,000 4.250%,  8/1/2031
g
598,311
OPENLANE, Inc.
268,000 5.125%,  6/1/2025
f
259,279
PENN Entertainment, Inc.
1,390,000 4.125%,  7/1/2029
f,g
1,135,887
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
f
1,393,698
3,550,000 7.750%,  2/15/2029
f
3,308,204
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,584,000 5.750%,  4/15/2026
f
3,477,083
1,790,000 3.375%,  8/31/2027
f
1,568,214
1,641,000 6.250%,  1/15/2028
f
1,519,843
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
3,305,000 5.750%,  1/15/2029
f
2,389,350
Royal Caribbean Cruises, Ltd.
3,737,000 4.250%,  7/1/2026
f
3,426,424
1,300,000 5.375%,  7/15/2027
f
1,203,152
793,000 9.250%,  1/15/2029
f
837,755
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
584,000 6.625%,  3/1/2030
f
503,700
SeaWorld Parks and
Entertainment, Inc.
1,373,000 5.250%,  8/15/2029
f
1,206,043
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
f
481,776
Staples, Inc.
716,000 10.750%,  4/15/2027
f
420,328
Station Casinos, LLC
800,000 4.500%,  2/15/2028
f
697,864
700,000 4.625%,  12/1/2031
f
559,918
Tenneco, Inc.
1,551,000 8.000%,  11/17/2028
f
1,262,126

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Cyclical (17.1%) - continued
Tripadvisor , Inc.
$ 441,000 7.000%,  7/15/2025
f
$ 440,162
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
f
1,466,797
VICI Properties, LP/VICI Note
Company, Inc.
2,600,000 5.750%,  2/1/2027
f
2,516,976
2,050,000 3.750%,  2/15/2027
f
1,860,197
Viking Cruises, Ltd.
2,671,000 5.875%,  9/15/2027
f
2,437,822
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
f
1,830,452
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
f
985,106
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
f
1,347,274
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
f
1,030,334
Total 128,577,114
Consumer Non-Cyclical (12.3%)
1375209 B.C., Ltd.
1,482,000 9.000%,  1/30/2028
f
1,464,917
AdaptHealth , LLC
2,805,000 4.625%,  8/1/2029
f
2,152,853
Albertson's Companies, Inc.
3,850,000 5.875%,  2/15/2028
f
3,705,543
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,650,000 4.625%,  1/15/2027
f
1,557,960
1,911,000 3.500%,  3/15/2029
f
1,629,291
Aramark Services, Inc.
2,102,000 5.000%,  2/1/2028
f
1,944,000
B&G Foods, Inc.
1,656,000 5.250%,  4/1/2025 1,625,070
887,000 5.250%,  9/15/2027 742,837
1,258,000 8.000%,  9/15/2028
f
1,259,716
Bausch & Lomb Escrow
Corporation
472,000 8.375%,  10/1/2028
f
473,402
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
f
752,769
2,446,000 4.875%,  6/1/2028
f
1,391,006
1,898,000 11.000%,  9/30/2028
f
1,287,698
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
f
1,237,717
Catalent Pharma Solutions, Inc.
1,530,000 3.125%,  2/15/2029
f
1,254,898
Central Garden & Pet Company
2,690,000 4.125%,  10/15/2030 2,242,691
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
f
263,126
Chobani , LLC/ Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
f
1,925,362
CHS/Community Health Systems,
Inc.
2,108,000 5.625%,  3/15/2027
f
1,808,062
455,000 6.000%,  1/15/2029
f
367,449
492,000 5.250%,  5/15/2030
f
374,007
1,769,000 4.750%,  2/15/2031
f
1,251,957
Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Non-Cyclical (12.3%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 1,944,000 4.750%,  1/15/2029
f
$ 1,753,041
1,533,000 6.625%,  7/15/2030
f
1,496,729
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
f
1,385,625
Embecta Corporation
1,200,000 5.000%,  2/15/2030
f
936,000
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,371,133
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
f
2,306,020
Fortrea Holdings, Inc.
1,200,000 7.500%,  7/1/2030
f
1,167,618
Grifols SA
2,149,000 4.750%,  10/15/2028
f
1,832,259
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
1,050,000 7.875%,  9/1/2025
f
1,000,860
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,690,000 4.875%,  6/1/2029
f
1,909,900
Jazz Securities DAC
1,190,000 4.375%,  1/15/2029
f
1,037,542
Lamb Weston Holdings, Inc.
1,020,000 4.125%,  1/31/2030
f
872,252
Legacy LifePoint Health, LLC
921,000 4.375%,  2/15/2027
f
792,060
LifePoint Health, Inc.
650,000 11.000%,  10/15/2030
f
650,000
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
f
2,464,324
1,250,000 5.875%,  12/15/2027
f
1,215,097
ModivCare Escrow Issuer, Inc.
775,000 5.000%,  10/1/2029
f
556,062
ModivCare , Inc.
620,000 5.875%,  11/15/2025
f
589,347
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
f
1,651,110
1,322,000 5.250%,  10/1/2029
f,g
1,142,600
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
2,638,000 4.125%,  4/30/2028
f
2,292,181
1,257,000 5.125%,  4/30/2031
f
1,007,300
Owens & Minor, Inc.
2,074,000 6.625%,  4/1/2030
f,g
1,840,851
Perrigo Finance Unlimited
Company
1,822,000 4.375%,  3/15/2026 1,703,609
Pilgrim's Pride Corporation
1,544,000 3.500%,  3/1/2032 1,193,979
Post Holdings, Inc.
1,800,000 4.500%,  9/15/2031
f
1,498,128
Primo Water Holdings, Inc.
1,810,000 4.375%,  4/30/2029
f
1,547,550
RegionalCare Hospital Partners
Holdings, Inc./ LifePoint Health,
Inc.
921,000 9.750%,  12/1/2026
f
891,629
SEG Holding, LLC
3,430,000 5.625%,  10/15/2028
f
3,438,575

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Non-Cyclical (12.3%) - continued
Simmons Foods, Inc.
$ 1,808,000 4.625%,  3/1/2029
f
$ 1,483,148
Spectrum Brands, Inc.
2,120,000 5.000%,  10/1/2029
f
1,920,932
770,000 5.500%,  7/15/2030
f
698,157
1,572,000 3.875%,  3/15/2031
f
1,275,395
Star Parent, Inc.
1,573,000 9.000%,  10/1/2030
f
1,589,521
Tenet Healthcare Corporation
4,345,000 5.125%,  11/1/2027 4,043,608
1,900,000 6.750%,  5/15/2031
f
1,832,494
Teva Pharmaceutical Finance
Netherlands III BV
4,396,000 3.150%,  10/1/2026 3,918,025
TreeHouse Foods, Inc.
2,354,000 4.000%,  9/1/2028 1,909,682
Total 92,926,674
Energy (12.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
797,000 5.375%,  6/15/2029
f
729,723
Antero Resources Corporation
407,000 5.375%,  3/1/2030
f
374,712
Archrock Partners, LP/ Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
f
865,853
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
f
1,233,417
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 812,775
1,730,000 4.500%,  3/1/2028
f
1,518,073
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026 1,991,284
965,000 7.500%,  6/15/2030
f,g
935,642
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
f
1,047,105
Chord Energy Corporation
970,000 6.375%,  6/1/2026
f
951,104
Civitas Resources, Inc.
686,000 8.375%,  7/1/2028
f
698,005
1,101,000 8.750%,  7/1/2031
f
1,124,637
CNX Resources Corporation
818,000 7.375%,  1/15/2031
f
801,927
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
f
2,432,420
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,275,000 5.500%,  6/15/2031
f
2,016,442
Crescent Energy Finance, LLC
1,685,000 9.250%,  2/15/2028
f
1,720,301
CrownRock , LP/ CrownRock
Finance, Inc.
1,700,000 5.625%,  10/15/2025
f
1,672,715
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
f
629,088
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
f
1,133,204
610,000 4.375%,  6/15/2031
f
512,957
Enerflex , Ltd.
1,184,000 9.000%,  10/15/2027
f
1,169,200
Principal
Amount Long-Term Fixed Income (88.5%) Value
Energy (12.5%) - continued
EnLink Midstream, LLC
$ 1,979,000 5.625%,  1/15/2028
f
$ 1,871,115
EQM Midstream Partners, LP
4,179,000 4.750%,  1/15/2031
f
3,597,028
Ferrellgas , LP/ Ferrellgas Finance
Corporation
1,456,000 5.375%,  4/1/2026
f
1,364,701
Genesis Energy LP/Genesis
Energy Finance Corporation
2,530,000 8.875%,  4/15/2030 2,470,264
Harvest Midstream, LP
3,188,000 7.500%,  9/1/2028
f
3,081,622
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
f
1,353,397
Hilcorp Energy I, LP/ Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
f
2,053,408
1,065,000 6.000%,  2/1/2031
f
936,991
1,350,000 6.250%,  4/15/2032
f
1,200,352
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
f
2,111,850
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
f
1,691,009
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
f
2,581,652
MEG Energy Corporation
1,981,000 5.875%,  2/1/2029
f
1,850,007
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
d,e
327,250
Murphy Oil Corporation
1,495,000 5.875%,  12/1/2027 1,450,754
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
f
1,710,262
New Fortress Energy, Inc.
900,000 6.750%,  9/15/2025
f
859,145
Noble Finance II, LLC
1,498,000 8.000%,  4/15/2030
f
1,517,591
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
f
1,533,416
Northriver Midstream Finance, LP
825,000 5.625%,  2/15/2026
f
786,184
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 413,313
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 956,455
530,000 5.150%,  11/15/2029 483,136
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,183,678
Permian Resources Operating,
LLC
1,415,000 7.000%,  1/15/2032
f
1,395,491
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
f,g
1,330,818
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
f,g
1,548,688
Rockcliff Energy II, LLC
1,703,000 5.500%,  10/15/2029
f
1,532,642
Rockies Express Pipeline, LLC
314,000 4.950%,  7/15/2029
f
279,678
SM Energy Company
930,000 5.625%,  6/1/2025 910,191

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Energy (12.5%) - continued
$ 992,000 6.750%,  9/15/2026 $ 973,767
Southwestern Energy Company
1,037,000 4.750%,  2/1/2032 890,045
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
642,000 5.875%,  3/1/2027 613,110
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,053,212
850,000 4.500%,  4/30/2030 736,077
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,845,000 5.500%,  1/15/2028
f
2,588,949
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,597,284
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
f
981,725
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
f
3,185,054
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,168,000 6.875%,  4/1/2026 1,144,106
800,000 6.875%,  9/1/2027 775,562
Valaris , Ltd.
1,539,000 8.375%,  4/30/2030
f
1,540,154
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
f
2,095,281
927,000 6.250%,  1/15/2030
f
884,237
1,280,000 4.125%,  8/15/2031
f
1,050,395
Venture Global LNG, Inc.
3,102,000 8.375%,  6/1/2031
f
3,049,459
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
f
2,219,864
Total 94,130,953
Financials (7.6%)
Acrisure , LLC/ Acrisure Finance,
Inc.
537,000 6.000%,  8/1/2029
f
451,265
AerCap Holdings NV
2,820,000 5.875%,  10/10/2079
b
2,742,373
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,056,000 6.750%,  10/15/2027
f
982,092
Ally Financial, Inc.
390,000 6.700%,  2/14/2033 338,555
AmWINS Group, Inc.
1,377,000 4.875%,  6/30/2029
f
1,206,567
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
f
884,671
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco , LLC
543,000 4.500%,  4/1/2027
f
452,515
Burford Capital Global Finance,
LLC
1,850,000 9.250%,  7/1/2031
f
1,876,784
Castlelake Aviation Finance DAC
822,000 5.000%,  4/15/2027
f,g
750,780
Principal
Amount Long-Term Fixed Income (88.5%) Value
Financials (7.6%) - continued
Centene Corporation
$ 962,000 4.625%,  12/15/2029 $ 866,406
920,000 3.375%,  2/15/2030 767,346
Credit Acceptance Corporation
2,097,000 5.125%,  12/31/2024
f
2,042,425
Drawbridge Special Opportunities
Fund, LP
3,389,000 3.875%,  2/15/2026
f
3,015,246
Enact Holdings, Inc.
1,142,000 6.500%,  8/15/2025
f
1,124,766
Fortress Transportation and
Infrastructure Investors, LLC
1,769,000 6.500%,  10/1/2025
f
1,738,652
700,000 9.750%,  8/1/2027
f
724,038
Freedom Mortgage Corporation
629,000 12.000%,  10/1/2028
f
639,599
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,943,000 3.750%,  12/15/2027
f
2,278,603
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
f
2,040,185
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,105,000 4.750%,  9/15/2024 1,064,300
647,000 6.250%,  5/15/2026 601,091
1,766,000 5.250%,  5/15/2027 1,552,279
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
f
506,046
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
f
1,348,552
MPT Operating Partnership, LP/
MPT Finance Corporation
1,530,000 4.625%,  8/1/2029 1,083,643
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
f
1,398,485
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
1,780,000 4.500%,  9/30/2028
f
1,352,052
NFP Corporation
919,000 6.875%,  8/15/2028
f
787,287
Office Properties Income Trust
647,000 2.650%,  6/15/2026 440,135
OneMain Finance Corporation
1,192,000 6.875%,  3/15/2025 1,182,551
2,310,000 7.125%,  3/15/2026 2,262,371
441,000 3.500%,  1/15/2027 377,606
1,298,000 4.000%,  9/15/2030 973,961
Park Intermediate Holdings, LLC
1,651,000 4.875%,  5/15/2029
f
1,396,664
PRA Group, Inc.
1,517,000 7.375%,  9/1/2025
f
1,477,188
1,267,000 8.375%,  2/1/2028
f
1,152,970
Quicken Loans, LLC
1,689,000 3.875%,  3/1/2031
f
1,346,758
RLJ Lodging Trust, LP
736,000 3.750%,  7/1/2026
f
665,631
1,650,000 4.000%,  9/15/2029
f
1,351,251
Service Properties Trust
1,758,000 4.650%,  3/15/2024 1,734,035
480,000 4.350%,  10/1/2024 460,466

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Financials (7.6%) - continued
$ 2,240,000 7.500%,  9/15/2025 $ 2,200,655
SLM Corporation
780,000 4.200%,  10/29/2025 729,854
Synchrony Financial
403,000 7.250%,  2/2/2033 355,693
UBS Group AG
1,050,000 2.193%,  6/5/2026
b,f
976,562
United Wholesale Mortgage, LLC
440,000 5.500%,  11/15/2025
f
418,518
1,200,000 5.500%,  4/15/2029
f
1,014,000
USI, Inc./NY
588,000 6.875%,  5/1/2025
f
583,471
XHR, LP
736,000 6.375%,  8/15/2025
f
722,597
840,000 4.875%,  6/1/2029
f
714,000
Total 57,153,540
Technology (5.5%)
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
f,g
1,917,275
Cloud Software Group, Inc.
840,000 6.500%,  3/31/2029
f
742,838
599,000 9.000%,  9/30/2029
f
520,531
CommScope Technologies, LLC
832,000 6.000%,  6/15/2025
f
792,025
CommScope , Inc.
2,330,000 7.125%,  7/1/2028
f,g
1,394,062
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
f
916,630
Gartner, Inc.
5,000 3.750%,  10/1/2030
f
4,196
GTCR W-2 Merger Sub, LLC
1,224,000 7.500%,  1/15/2031
f,i
1,225,714
II-VI, Inc.
902,000 5.000%,  12/15/2029
f,g
782,070
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
f
3,157,092
890,000 5.000%,  7/15/2028
f
809,500
1,560,000 5.250%,  7/15/2030
f
1,362,887
1,840,000 4.500%,  2/15/2031
f
1,513,333
MSCI, Inc.
2,805,000 3.250%,  8/15/2033
f
2,158,866
NCR Corporation
2,097,000 5.750%,  9/1/2027
f
2,112,610
2,265,000 5.125%,  4/15/2029
f
1,995,598
Open Text Corporation
2,284,000 3.875%,  12/1/2029
f
1,877,490
1,578,000 4.125%,  2/15/2030
f
1,320,157
PTC, Inc.
390,000 3.625%,  2/15/2025
f
374,802
1,045,000 4.000%,  2/15/2028
f
936,581
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
f
483,161
855,000 5.375%,  12/1/2028
f
286,720
RingCentral, Inc.
1,570,000 8.500%,  8/15/2030
f
1,516,620
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,141,963
Sensata Technologies BV
3,200,000 4.000%,  4/15/2029
f
2,755,513
Sensata Technologies, Inc.
1,275,000 3.750%,  2/15/2031
f
1,031,889
Principal
Amount Long-Term Fixed Income (88.5%) Value
Technology (5.5%) - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 960,000 4.625%,  11/1/2026
f
$ 905,146
SS&C Technologies, Inc.
4,390,000 5.500%,  9/30/2027
f
4,142,580
Unisys Corporation
1,690,000 6.875%,  11/1/2027
f
1,265,388
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
f
1,351,040
Total 41,794,277
Transportation (2.7%)
Allegiant Travel Company
1,320,000 7.250%,  8/15/2027
f
1,242,450
American Airlines Group, Inc.
534,000 3.750%,  3/1/2025
f
505,874
American Airlines, Inc.
1,500,000 11.750%,  7/15/2025
f
1,612,489
1,078,000 7.250%,  2/15/2028
f
1,030,683
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
1,470,333 5.500%,  4/20/2026
f
1,436,020
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
f
892,327
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
f
886,521
Hawaiian Brand Intellectual
Property, Ltd.
2,139,000 5.750%,  1/20/2026
f
1,924,794
Hertz Corporation
1,556,000 4.625%,  12/1/2026
f
1,379,005
1,868,000 5.000%,  12/1/2029
f
1,462,498
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
f,g
1,446,858
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
449,787
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
f
1,077,381
1,363,000 4.625%,  4/15/2029
f
1,171,540
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
f
397,036
2,300,000 6.375%,  2/1/2030
f
1,776,416
XPO Escrow Sub, LLC
1,776,000 7.500%,  11/15/2027
f
1,795,607
Total 20,487,286
Utilities (2.8%)
Calpine Corporation
1,290,000 4.500%,  2/15/2028
f
1,162,582
Edison International
1,345,000 5.000%,  12/15/2026
b,j
1,149,538
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
f
875,491
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
f
2,527,920
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
f
1,182,896
PG&E Corporation
2,069,000 5.000%,  7/1/2028
g
1,874,058

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Utilities (2.8%) - continued
Sunnova Energy Corporation
$ 1,070,000 5.875%,  9/1/2026
f,g
$ 917,097
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
f
1,515,100
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
f
2,610,125
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
f
3,035,588
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,f,j
1,881,575
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
f
2,240,550
Total 20,972,520
Total Long-Term Fixed Income
(cost $737,315,085) 667,211,180
Shares
Collateral Held for Securities
Loaned ( 8.2% ) Value
61,677,713 Thrivent Cash Management Trust 61,677,713
Total Collateral Held for
Securities Loaned
(cost $61,677,713) 61,677,713
Shares
Registered Investment
Companies ( 5.1% ) Value
U.S. Unaffiliated  (5.1%)
398,672 SPDR Bloomberg High Yield Bond
ETF
g
36,039,949
82,708 SPDR Bloomberg Short Term High
Yield Bond ETF 2,023,037
Total 38,062,986
Total Registered Investment
Companies (cost $38,832,666) 38,062,986
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC
k
813,722
Total 813,722
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024) 274,409
Total 274,409
Total Common Stock
(cost $844,873) 1,088,131
Shares or
Principal
Amount Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
785,166 5.650% 7,851,664
Shares or
Principal
Amount Short-Term Investments (1.2%) Value
U.S. Treasury Bills
1,200,000 5.254%, 10/19/2023
l,m
$ 1,197,002
Total Short-Term Investments
(cost $9,038,742) 9,048,666
Total Investments (cost
$874,350,845) 106.4% $802,127,366
Other Assets and Liabilities, Net
(6.4%) (48,124,851)
Total Net Assets 100.0% $754,002,515
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $538,671,925 or
71.4% of total net assets.
g All or a portion of the security is on loan.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 29, 2023.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of September 29, 2023 was $23,013 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2023.

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 25,739,258
Common Stock 34,234,480
Total lending $59,973,738
Gross amount payable upon return of
collateral for securities loaned $61,677,713
Net amounts due to counterparty $1,703,975
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,334,578 – – 3,334,578
Capital Goods 1,552,605 – 1,552,605 –
Communications Services 8,585,559 – 8,585,559 –
Consumer Cyclical 1,418,888 – 1,418,888 –
Consumer Non-Cyclical 3,348,181 – 3,348,181 –
Energy 1,114,749 – 1,114,749 –
Technology 2,115,911 – 2,115,911 –
Transportation 3,568,219 – 3,568,219 –
Long-Term Fixed Income
Basic Materials 40,527,046 – 40,527,046 –
Capital Goods 86,242,171 – 86,242,171 –
Communications Services 84,399,599 – 84,399,599 –
Consumer Cyclical 128,577,114 – 128,577,114 –
Consumer Non-Cyclical 92,926,674 – 92,926,674 –
Energy 94,130,953 – 94,130,953 –
Financials 57,153,540 – 57,153,540 –
Technology 41,794,277 – 41,794,277 –
Transportation 20,487,286 – 20,487,286 –
Utilities 20,972,520 – 20,972,520 –
Registered Investment Companies
U.S. Unaffiliated 38,062,986 38,062,986 – –
Common Stock
Communications Services 813,722 – 813,722 –
Energy 274,409 274,409 – –
Short-Term Investments 1,197,002 – 1,197,002 –
Subtotal Investments in Securities $732,597,989 $38,337,395 $690,926,016 $3,334,578
Other Investments  * Total
Affiliated Short-Term Investments 7,851,664
Collateral Held for Securities Loaned 61,677,713
Subtotal Other Investments $69,529,377
Total Investments at Value $802,127,366
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing High Yield Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 10,240 – 10,240 –
Total Asset Derivatives $10,240 $– $10,240 $–

High Yield Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents High Yield Portfolio's swaps contracts held as of September 29, 2023. Investments totaling $1,197,002 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 15,800,000 $ – $ 10,240 $ 10,240
Total Credit Default Swaps $– $10,240 $10,240
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 13,821 $118,179 $124,148 $7,852 785 1.0%
Total Affiliated Short-Term Investments 13,821 7,852 1.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 45,244 376,820 360,386 61,678 61,678 8.2
Total Collateral Held for Securities Loaned 45,244 61,678 8.2
Total Value $59,065 $69,530
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $602
Total Income/Non Income Cash from Affiliated
Investments $602
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 486
Total Affiliated Income from Securities Loaned, Net $486
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.2% ) Value
Asset-Backed Securities (2.6%)
Ares XL CLO, Ltd.
$ 4,250,000
7.370%,  (TSFR3M +
2.062%), 1/15/2029, Ser.
2016-40A, Class BRR
a,b
$ 4,174,898
Atrium IX
3,600,000
7.650%,  (TSFR3M +
2.262%), 5/28/2030, Ser. 9A,
Class CR2
a,b
3,564,256
Benefit Street Partners CLO II, Ltd.
3,600,000
7.470%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
3,599,878
Galaxy XXIII CLO, Ltd.
1,200,000
7.307%,  (TSFR3M +
1.962%), 4/24/2029, Ser.
2017-23A, Class C1R
a,b
1,190,122
GMAC Mortgage Corporation
Loan Trust
110,289
5.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
61,131
OCP CLO, Ltd.
5,125,000
7.570%,  (TSFR3M +
2.262%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
4,955,521
Octagon Investment Partners 31,
LLC
3,200,000
8.988%,  (TSFR3M +
3.662%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
3,110,839
Park Blue CLO 2022-II, Ltd.
2,600,000
7.876%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,b
2,617,399
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
152,538
5.871%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
151,377
Sound Point CLO XV, Ltd.
6,400,000
7.107%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
6,384,096
Sound Point CLO, Ltd.
3,200,000
7.838%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
3,038,941
Total 32,848,458
Basic Materials (1.0%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
a
227,974
Anglo American Capital plc
2,050,000 4.750%,  4/10/2027
a
1,964,706
Celanese US Holdings, LLC
2,800,000 6.550%,  11/15/2030 2,740,165
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 293,136
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
a
1,080,401
4,559,000 4.000%,  3/27/2027
a
4,279,323
2,700,000 2.500%,  9/1/2030
a,d
2,134,186
Principal
Amount Long-Term Fixed Income (96.2%) Value
Basic Materials (1.0%) - continued
Olin Corporation
$ 320,000 5.125%,  9/15/2027 $ 299,203
Total 13,019,094
Capital Goods (5.3%)
BAE Systems plc
2,550,000 3.400%,  4/15/2030
a
2,220,488
1,600,000 1.900%,  2/15/2031
a
1,234,544
Boeing Company
6,650,000 5.930%,  5/1/2060 5,971,155
2,800,000 3.250%,  2/1/2028 2,524,993
1,600,000 5.150%,  5/1/2030 1,528,798
3,500,000 5.705%,  5/1/2040 3,229,109
Carrier Global Corporation
3,000,000 2.722%,  2/15/2030 2,500,129
1,550,000 2.700%,  2/15/2031 1,256,442
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,755,255
Howmet Aerospace, Inc.
4,750,000 3.000%,  1/15/2029 4,020,682
2,400,000 5.950%,  2/1/2037 2,253,444
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,835,144
Ingersoll Rand, Inc.
700,000 5.400%,  8/14/2028 688,214
1,000,000 5.700%,  8/14/2033 965,115
John Deere Capital Corporation
4,500,000 4.900%,  3/3/2028 4,435,817
4,500,000 5.150%,  9/8/2033 4,400,561
L3Harris Technologies, Inc.
2,750,000 5.400%,  1/15/2027 2,726,065
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,629,649
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,447,120
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028
a
2,772,100
2,800,000 6.300%,  2/15/2030
a
2,704,722
Republic Services, Inc.
2,900,000 4.875%,  4/1/2029 2,818,391
RTX Corporation
2,750,000 3.030%,  3/15/2052 1,654,204
2,200,000 4.125%,  11/16/2028 2,051,402
1,925,000 4.450%,  11/16/2038 1,619,528
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,581,018
Textron, Inc.
2,560,000 3.650%,  3/15/2027 2,390,175
Total 66,214,264
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
52,898
4.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
49,869
Total 49,869
Communications Services (7.2%)
Activision Blizzard, Inc.
4,300,000 2.500%,  9/15/2050 2,560,616
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,655,135
3,100,000 1.875%,  10/15/2030 2,345,841

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Communications Services (7.2%) - continued
$ 1,400,000 5.650%,  3/15/2033 $ 1,345,774
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,450,787
2,481,000 4.300%,  2/15/2030 2,259,202
2,250,000 2.750%,  6/1/2031 1,800,006
4,487,000 2.550%,  12/1/2033 3,295,649
3,190,000 4.300%,  12/15/2042 2,459,735
1,700,000 4.500%,  3/9/2048 1,285,550
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,100,000 5.000%,  2/1/2028
a
1,907,090
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
3,750,000 4.800%,  3/1/2050 2,622,247
2,800,000 4.908%,  7/23/2025 2,736,026
2,450,000 6.384%,  10/23/2035 2,282,770
2,500,000 3.500%,  6/1/2041 1,580,947
Comcast Corporation
1,183,000 2.887%,  11/1/2051 697,189
2,650,000 4.600%,  10/15/2038 2,321,943
1,200,000 4.650%,  7/15/2042 1,010,721
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
a
2,512,482
Discovery Communications, LLC
1,100,000 4.900%,  3/11/2026 1,073,622
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 1,892,918
2,500,000 4.800%,  5/15/2030 2,435,101
2,250,000 4.950%,  5/15/2033 2,156,285
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,162,701
3,731,000 5.875%,  11/15/2028 3,752,121
1,800,000 6.375%,  5/15/2029 1,858,602
4,300,000 4.875%,  6/15/2030
a,d
4,070,844
SBA Communications Corporation
320,000 3.125%,  2/1/2029 266,903
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 237,474
6,950,000 8.750%,  3/15/2032 8,040,080
Sprint Corporation
570,000 7.125%,  6/15/2024 573,467
Take-Two Interactive Software, Inc.
2,250,000 5.000%,  3/28/2026 2,207,775
1,600,000 4.950%,  3/28/2028 1,546,338
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 2,748,441
1,800,000 3.500%,  4/15/2031 1,522,025
1,800,000 3.000%,  2/15/2041 1,192,764
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 2,816,002
2,600,000 4.000%,  3/22/2050 1,862,760
2,400,000 2.100%,  3/22/2028 2,061,456
1,591,000 1.680%,  10/30/2030 1,209,650
4,200,000 3.400%,  3/22/2041 2,977,553
Warnermedia Holdings, Inc.
3,300,000 5.141%,  3/15/2052 2,452,034
3,600,000 5.050%,  3/15/2042 2,784,198
Total 91,030,824
Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Cyclical (5.9%)
Amazon.com, Inc.
$ 1,800,000 3.100%,  5/12/2051 $ 1,187,850
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
a
315,620
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
a
2,649,806
4,500,000 2.375%,  12/14/2028
a
3,821,704
Expedia Group, Inc.
5,400,000 3.250%,  2/15/2030 4,567,337
General Motors Company
2,425,000 6.800%,  10/1/2027 2,474,745
General Motors Financial
Company, Inc.
1,700,000 5.400%,  4/6/2026 1,664,826
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 1,940,222
Home Depot, Inc.
2,680,000 4.250%,  4/1/2046 2,150,710
Hyatt Hotels Corporation
2,200,000 5.750%,  4/23/2030 2,132,788
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
a
2,303,881
5,600,000 6.200%,  9/21/2030
a
5,515,801
Kohl's Corporation
3,150,000 4.625%,  5/1/2031 2,116,926
3,100,000 5.550%,  7/17/2045 1,743,347
Lennar Corporation
2,950,000 4.750%,  5/30/2025 2,885,951
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,545,158
4,750,000 2.625%,  4/1/2031 3,842,257
Marriott International, Inc./MD
5,650,000 4.625%,  6/15/2030 5,204,547
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,178,893
Nissan Motor Acceptance
Company, LLC
1,700,000 7.050%,  9/15/2028
a
1,699,706
Starbucks Corporation
4,000,000 4.800%,  2/15/2033
d
3,763,813
Target Corporation
2,750,000 2.950%,  1/15/2052 1,677,635
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,005,389
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,264,777
VICI Properties, LP/VICI Note
Company, Inc.
2,400,000 4.625%,  6/15/2025
a
2,317,656
640,000 4.500%,  9/1/2026
a
601,251
180,000 4.250%,  12/1/2026
a
167,715
3,500,000 5.750%,  2/1/2027
a
3,388,237
1,800,000 3.750%,  2/15/2027
a
1,633,344
180,000 4.625%,  12/1/2029
a
159,669
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 1,889,806
Total 73,811,367
Consumer Non-Cyclical (11.0%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,368,065
2,500,000 6.000%,  4/1/2039 2,627,438

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Non-Cyclical (11.0%) - continued
AbbVie, Inc.
$ 5,100,000 4.550%,  3/15/2035 $ 4,638,894
3,100,000 4.300%,  5/14/2036 2,719,038
1,900,000 4.850%,  6/15/2044 1,648,678
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 3,743,691
2,900,000 5.250%,  3/2/2033 2,772,281
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,710,000 4.700%,  2/1/2036 2,483,813
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030 2,446,693
586,000 4.600%,  4/15/2048 495,292
2,700,000 4.439%,  10/6/2048 2,223,230
3,900,000 5.550%,  1/23/2049 3,735,391
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 1,848,827
3,000,000 1.375%,  8/6/2030 2,326,559
BAT Capital Corporation
3,250,000 4.700%,  4/2/2027 3,111,710
3,500,000 2.259%,  3/25/2028 2,960,050
2,500,000 6.343%,  8/2/2030 2,462,439
1,900,000 7.750%,  10/19/2032 2,006,945
Becton, Dickinson and Company
3,041,000 3.794%,  5/20/2050 2,191,007
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
a
1,122,016
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 594,017
2,700,000 4.900%,  5/1/2033 2,505,900
CVS Health Corporation
3,250,000 5.625%,  2/21/2053 2,921,089
1,950,000 4.250%,  4/1/2050 1,442,711
1,900,000 5.125%,  2/21/2030 1,827,465
2,800,000 2.125%,  9/15/2031 2,141,309
Eli Lilly & Company
1,970,000 4.950%,  2/27/2063 1,787,329
2,250,000 4.700%,  2/27/2033 2,165,997
HCA, Inc.
2,500,000 5.875%,  2/15/2026 2,486,143
1,800,000 5.375%,  9/1/2026 1,766,519
3,000,000 5.625%,  9/1/2028 2,925,178
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
a
2,526,722
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
4,200,000 4.375%,  2/2/2052 2,791,226
1,200,000 5.500%,  1/15/2030 1,120,245
2,350,000 3.625%,  1/15/2032 1,871,094
3,400,000 3.000%,  5/15/2032 2,564,898
Kenvue, Inc.
1,750,000 5.050%,  3/22/2053
a
1,589,565
1,600,000 5.000%,  3/22/2030
a
1,558,859
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 199,196
Kraft Heinz Foods Company
1,400,000 5.500%,  6/1/2050 1,276,256
450,000 3.750%,  4/1/2030 401,645
1,770,000 4.375%,  6/1/2046 1,379,258
1,850,000 4.875%,  10/1/2049 1,544,263
Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Non-Cyclical (11.0%) - continued
Mattel, Inc.
$ 3,000,000 5.450%,  11/1/2041 $ 2,474,478
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 3,804,329
Nestle Holdings, Inc.
4,250,000 4.950%,  3/14/2030
a
4,175,040
2,900,000 4.850%,  3/14/2033
a
2,802,331
Newell Brands, Inc.
1,600,000 4.700%,  4/1/2026 1,507,828
Pfizer Investment Enterprises Pte,
Ltd.
5,825,000 5.300%,  5/19/2053 5,412,313
4,800,000 4.650%,  5/19/2030 4,599,861
1,167,000 4.750%,  5/19/2033 1,103,139
Philip Morris International, Inc.
4,800,000 5.125%,  2/15/2030 4,603,402
4,500,000 5.500%,  9/7/2030 4,375,748
2,935,000 5.750%,  11/17/2032 2,863,752
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,292,194
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
a
2,272,950
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,175,745
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
a
917,291
Sysco Corporation
1,400,000 6.600%,  4/1/2050 1,445,289
1,000,000 6.600%,  4/1/2040 1,021,877
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,771,834
Total 138,938,342
Energy (6.4%)
BP Capital Markets America, Inc.
5,250,000 3.001%,  3/17/2052 3,219,530
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 580,575
Cheniere Energy Partners, LP
7,310,000 4.500%,  10/1/2029 6,619,009
2,000,000 4.000%,  3/1/2031 1,709,872
1,900,000 5.950%,  6/30/2033
a
1,832,493
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
a
1,063,138
3,100,000 4.375%,  1/15/2028 2,875,245
Energy Transfer, LP
1,500,000 6.500%,  11/15/2026
b,e
1,378,275
3,480,000 4.200%,  4/15/2027 3,278,974
3,500,000 4.000%,  10/1/2027 3,249,913
2,900,000 3.750%,  5/15/2030 2,526,171
4,000,000 6.000%,  6/15/2048 3,550,143
Enterprise Products Operating,
LLC
1,350,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
b
1,333,584
EQT Corporation
1,992,000 6.125%,  2/1/2025 1,985,129
Equinor ASA
2,075,000 3.125%,  4/6/2030 1,836,430
Halliburton Company
3,300,000 4.850%,  11/15/2035 2,967,681

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Energy (6.4%) - continued
MPLX, LP
$ 3,250,000 4.800%,  2/15/2029 $ 3,083,479
1,600,000 4.950%,  9/1/2032 1,457,138
878,000 5.000%,  3/1/2033 800,066
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,116,790
Occidental Petroleum Corporation
3,500,000 6.625%,  9/1/2030 3,546,375
ONEOK, Inc.
900,000 5.650%,  11/1/2028 888,343
Ovintiv, Inc.
4,756,000 5.375%,  1/1/2026 4,689,258
1,600,000 5.650%,  5/15/2028 1,565,024
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,420,377
Plains All American Pipeline, LP/
PAA Finance Corporation
2,700,000 3.800%,  9/15/2030 2,319,158
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
a
2,554,390
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,058,631
TransCanada PipeLines, Ltd.
800,000 6.203%,  3/9/2026 798,685
1,750,000 4.625%,  3/1/2034 1,524,412
Western Gas Partners, LP
4,700,000 4.650%,  7/1/2026 4,514,520
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,444,838
2,450,000 7.500%,  1/15/2031 2,605,451
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 1,597,837
Total 80,990,934
Financials (33.8%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,111,913
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025 1,902,191
1,500,000 4.625%,  10/15/2027 1,406,704
2,800,000 3.875%,  1/23/2028 2,539,310
4,100,000 6.150%,  9/30/2030 4,038,338
2,400,000 3.400%,  10/29/2033 1,856,451
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,e
3,610,619
1,850,000 3.625%,  4/1/2027 1,673,870
2,500,000 3.000%,  2/1/2030 2,056,234
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
a
678,786
Allianz SE
3,200,000 3.200%,  10/30/2027
a,b,e
2,272,337
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 3,933,998
1,750,000 8.000%,  11/1/2031 1,766,861
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,181,766
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
a,b
1,650,637
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (33.8%) - continued
Aon Corporation/Aon Global
Holdings plc
$ 2,000,000 5.350%,  2/28/2033 $ 1,917,312
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,368,572
1,800,000 2.875%,  6/15/2027
d
1,570,447
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,548,432
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
a,b
2,042,247
2,500,000 2.570%,  11/25/2035
a,b
1,850,790
Avolon Holdings Funding, Ltd.
300,000 5.250%,  5/15/2024
a
297,115
1,800,000 5.500%,  1/15/2026
a
1,742,558
1,500,000 4.250%,  4/15/2026
a
1,409,844
5,400,000 4.375%,  5/1/2026
a
5,070,256
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,013,685
3,600,000 5.294%,  8/18/2027 3,480,747
1,800,000 4.379%,  4/12/2028 1,661,770
Bank of America Corporation
3,950,000 3.705%,  4/24/2028
b
3,637,922
1,750,000 5.202%,  4/25/2029
b
1,685,781
1,800,000 4.271%,  7/23/2029
b
1,658,960
4,000,000 5.819%,  9/15/2029
b
3,950,910
1,825,000 3.974%,  2/7/2030
b
1,639,029
2,720,000 3.194%,  7/23/2030
b
2,324,984
6,200,000 1.922%,  10/24/2031
b
4,677,492
3,500,000 2.572%,  10/20/2032
b
2,689,374
1,800,000 2.972%,  2/4/2033
b
1,419,399
4,800,000 4.571%,  4/27/2033
b
4,261,599
1,800,000 4.244%,  4/24/2038
b
1,480,257
1,860,000 2.831%,  10/24/2051
b,d
1,093,291
Bank of New York Mellon
Corporation
2,925,000 5.802%,  10/25/2028
b
2,919,316
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
2,806,889
2,800,000 5.829%,  5/9/2027
b
2,749,823
1,280,000 4.836%,  5/9/2028 1,168,522
2,600,000 2.645%,  6/24/2031
b
2,010,093
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 3,733,016
1,950,000 4.250%,  1/15/2049 1,597,721
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,602,455
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,729,910
Blue Owl Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
a
1,331,209
BNP Paribas SA
2,700,000 6.625%,  3/25/2024
a,b,e
2,662,428
1,650,000 8.500%,  8/14/2028
a,b,e
1,614,232
BPCE SA
3,190,000 5.150%,  7/21/2024
a
3,139,268
Brandywine Operating
Partnership, LP
2,533,000 3.950%,  11/15/2027 2,095,719
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,263,126

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (33.8%) - continued
Capital One Financial Corporation
$ 2,690,000 4.200%,  10/29/2025 $ 2,565,037
Centene Corporation
160,000 4.250%,  12/15/2027 147,506
480,000 4.625%,  12/15/2029 432,302
3,605,000 3.375%,  2/15/2030 3,006,830
3,000,000 2.500%,  3/1/2031 2,304,656
2,200,000 2.625%,  8/1/2031 1,684,986
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,e
2,449,856
3,100,000 4.000%,  12/1/2030
b,e
2,187,270
Citigroup, Inc.
2,305,000 5.500%,  9/13/2025 2,277,176
2,490,000 4.450%,  9/29/2027 2,337,732
2,000,000 3.668%,  7/24/2028
b
1,834,627
3,000,000 4.075%,  4/23/2029
b
2,761,023
2,750,000 2.520%,  11/3/2032
b
2,092,202
5,900,000 3.057%,  1/25/2033
b
4,664,167
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,d,e
1,924,179
Corebridge Financial, Inc.
1,050,000 3.650%,  4/5/2027 972,013
1,650,000 3.850%,  4/5/2029 1,482,168
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
a
1,644,312
CoreStates Capital III
2,440,000
6.196%,  (TSFR3M +
0.832%), 2/15/2027
a,b
2,327,673
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 1,958,161
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
a,b,e
2,341,074
Credit Suisse Group AG
2,450,000 5.250%,  8/11/2024
a,b,e,f
232,750
2,500,000 7.250%,  9/12/2025
a,b,e,f
237,500
1,950,000 7.500%,  7/17/2028
*,b,e,f
185,250
Danske Bank AS
2,850,000 3.773%,  3/28/2025
a,b
2,807,588
Deutsche Bank AG
3,000,000 6.000%,  10/30/2025
b,d,e
2,341,471
Deutsche Bank AG/New York, NY
1,350,000 3.961%,  11/26/2025
b
1,303,835
2,200,000 2.311%,  11/16/2027
b
1,915,725
Discover Bank
3,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,193,458
Discover Financial Services
1,300,000 6.700%,  11/29/2032 1,256,620
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,545,005
1,250,000 6.100%,  10/15/2052 1,257,803
2,000,000 4.750%,  2/15/2033 1,861,571
EPR Properties
1,976,000 4.950%,  4/15/2028 1,750,882
3,700,000 3.750%,  8/15/2029 2,972,291
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 1,933,941
First Horizon Bank
2,000,000 5.750%,  5/1/2030
d
1,790,150
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 2,738,108
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (33.8%) - continued
First-Citizens Bank & Trust
Company
$ 5,350,000 6.125%,  3/9/2028 $ 5,313,890
FS KKR Capital Corporation
4,848,000 4.250%,  2/14/2025
a
4,641,933
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,e
2,963,275
3,100,000 3.691%,  6/5/2028
b
2,856,936
4,250,000 3.814%,  4/23/2029
b
3,859,154
1,100,000 4.223%,  5/1/2029
b
1,017,532
7,800,000 3.102%,  2/24/2033
b
6,237,713
HSBC Holdings plc
3,470,000 4.041%,  3/13/2028
b
3,211,298
ING Groep NV
2,600,000 6.083%,  9/11/2027
b
2,588,446
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,038,943
1,350,000 4.350%,  6/15/2029 1,269,900
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,255,030
1,750,000 5.450%,  8/15/2030 1,666,603
1,500,000 2.000%,  8/15/2031 1,110,061
J.P. Morgan Chase & Company
1,850,000
8.884%,  (TSFR3M +
3.512%), 11/1/2023
b,d,e
1,853,533
2,200,000 2.956%,  5/13/2031
b
1,807,574
1,200,000 2.580%,  4/22/2032
b
946,591
2,900,000 2.545%,  11/8/2032
b
2,244,293
2,700,000 2.963%,  1/25/2033
b
2,149,543
4,800,000 4.586%,  4/26/2033
b
4,326,937
3,700,000 4.912%,  7/25/2033
b
3,404,184
2,500,000 5.717%,  9/14/2033
b
2,403,202
KeyBank NA/Cleveland, OH
2,800,000 4.150%,  8/8/2025 2,636,787
KeyCorp
2,900,000 2.250%,  4/6/2027 2,462,848
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,184,629
Lloyds Banking Group plc
1,900,000 2.438%,  2/5/2026
b
1,800,292
910,000 4.650%,  3/24/2026 871,320
2,000,000 5.985%,  8/7/2027
b
1,981,990
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
1,547,127
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,587,405
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
a
4,160,830
Mitsubishi UFJ Financial Group,
Inc.
1,165,000 5.541%,  4/17/2026
b
1,154,767
2,750,000 5.133%,  7/20/2033
b
2,574,519
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,591,078
Morgan Stanley
1,860,000
8.831%,  (TSFR3M +
3.422%), 12/15/2025
b,e
1,905,226
2,510,000 4.350%,  9/8/2026 2,393,232
1,500,000 5.123%,  2/1/2029
b
1,444,524
1,300,000 5.449%,  7/20/2029
b
1,266,809

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (33.8%) - continued
$ 3,350,000 3.622%,  4/1/2031
b
$ 2,885,937
3,100,000 1.794%,  2/13/2032
b
2,295,698
3,000,000 2.943%,  1/21/2033
b
2,362,524
1,050,000 4.889%,  7/20/2033
b
954,057
3,600,000 6.342%,  10/18/2033
b
3,620,517
2,100,000 5.297%,  4/20/2037
b
1,871,133
Nationwide Building Society
1,356,000 4.000%,  9/14/2026
a
1,257,773
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
a
1,946,910
NatWest Group plc
1,000,000 3.754%,  11/1/2029
b
952,142
3,600,000 3.032%,  11/28/2035
b
2,709,426
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
a
2,887,779
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,036,457
Nomura Holdings, Inc.
3,500,000 5.709%,  1/9/2026 3,462,967
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,159,082
1,180,000 3.625%,  10/1/2029 983,665
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
a
2,703,098
PNC Financial Services Group,
Inc.
3,500,000 6.250%,  3/15/2030
b,e
3,000,251
4,000,000 5.068%,  1/24/2034
b
3,627,396
Prologis, LP
1,750,000 1.750%,  2/1/2031 1,339,826
Prudential Financial, Inc.
1,320,000 5.125%,  3/1/2052
b
1,136,710
1,725,000 5.200%,  3/15/2044
b
1,687,703
2,750,000 3.700%,  10/1/2050
b
2,236,536
Public Storage Operating
Company
1,750,000 5.125%,  1/15/2029 1,722,259
Realty Income Corporation
3,100,000 3.400%,  1/15/2028 2,822,774
2,950,000 4.850%,  3/15/2030 2,780,225
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,458,351
2,250,000 3.700%,  6/15/2030 1,957,516
Simon Property Group, LP
3,100,000 3.250%,  9/13/2049 1,919,145
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,599,266
3,250,000 3.400%,  1/15/2030 2,720,834
1,850,000 3.200%,  2/15/2031 1,494,397
Standard Chartered plc
2,900,000 0.991%,  1/12/2025
a,b
2,852,002
Sumitomo Mitsui Financial Group,
Inc.
4,100,000 5.808%,  9/14/2033 3,983,582
Synchrony Financial
450,000 4.250%,  8/15/2024 439,471
Synovus Bank
1,740,000 5.625%,  2/15/2028 1,576,565
Toronto-Dominion Bank
1,750,000 5.532%,  7/17/2026 1,737,245
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,384,771
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (33.8%) - continued
$ 1,762,000 5.125%,  12/15/2027
b,d,e
$ 1,353,568
U.S. Bancorp
2,650,000 5.727%,  10/21/2026
b
2,627,956
2,850,000 5.775%,  6/12/2029
b
2,774,133
UBS Group AG
1,450,000 4.875%,  2/12/2027
a,b,e
1,213,958
3,100,000 4.282%,  1/9/2028
a
2,850,236
6,100,000 3.869%,  1/12/2029
a,b
5,525,278
250,000 3.091%,  5/14/2032
a,b
197,462
8,550,000 6.537%,  8/12/2033
a,b
8,450,079
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,706,048
3,600,000 4.950%,  5/15/2062 3,103,224
1,240,000 4.750%,  7/15/2045 1,076,309
1,975,000 4.450%,  12/15/2048 1,629,218
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
2,938,795
3,200,000 2.393%,  6/2/2028
b
2,806,301
3,500,000 7.625%,  9/15/2028
b,e
3,528,584
4,250,000 4.478%,  4/4/2031
b
3,855,801
3,300,000 4.897%,  7/25/2033
b
2,986,501
Welltower OP, LLC
2,500,000 2.050%,  1/15/2029 2,066,420
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,791,068
3,150,000 2.963%,  11/16/2040 1,915,770
Willis North America, Inc.
3,600,000 4.650%,  6/15/2027 3,445,749
Total 426,453,815
Foreign Government (0.4%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
a
900,988
4,800,000 6.000%,  2/22/2033
a
4,232,448
Total 5,133,436
Mortgage-Backed Securities (1.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
22,847,281 5.500%,  7/1/2053 22,167,729
Total 22,167,729
Technology (4.6%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,156,952
2,250,000 3.950%,  8/8/2052 1,764,530
1,920,000 3.750%,  9/12/2047 1,484,079
Broadcom, Inc.
2,332,000 3.469%,  4/15/2034
a
1,831,579
3,600,000 3.137%,  11/15/2035
a
2,624,694
2,700,000 3.187%,  11/15/2036
a
1,938,568
2,700,000 4.926%,  5/15/2037
a
2,327,202
Dell International, LLC/EMC
Corporation
2,072,000 6.020%,  6/15/2026 2,080,079
1,300,000 6.100%,  7/15/2027 1,316,179
1,087,000 8.350%,  7/15/2046 1,270,481
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,277,022
Fiserv, Inc.
3,000,000 2.650%,  6/1/2030 2,464,382

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Technology (4.6%) - continued
$ 3,500,000 5.600%,  3/2/2033 $ 3,392,146
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,049,011
1,700,000 5.400%,  8/15/2032 1,593,498
Intel Corporation
1,650,000 4.875%,  2/10/2028 1,618,592
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,815,354
2,100,000 2.950%,  4/15/2031 1,698,945
Mastercard, Inc.
1,750,000 4.850%,  3/9/2033 1,690,288
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,761,817
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,276,557
1,900,000 4.300%,  6/18/2029 1,740,600
2,650,000 3.250%,  5/11/2041 1,782,902
Oracle Corporation
3,600,000 3.950%,  3/25/2051 2,467,962
4,200,000 6.150%,  11/9/2029 4,263,644
2,700,000 4.300%,  7/8/2034 2,322,143
2,650,000 4.000%,  7/15/2046 1,869,950
Texas Instruments, Inc.
2,900,000 5.000%,  3/14/2053 2,627,613
VMware, Inc.
3,100,000 2.200%,  8/15/2031 2,339,357
Total 57,846,126
Transportation (2.6%)
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
a
3,386,227
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
2,035,000 5.500%,  4/20/2026
a
1,987,509
2,100,000 5.750%,  4/20/2029
a
1,953,105
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 2,131,324
2,700,000 4.050%,  6/15/2048 2,083,916
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,572,693
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
4,100,000 4.750%,  10/20/2028
a
3,896,406
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
a
2,330,297
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,724,901
Mileage Plus Holdings, LLC
4,125,000 6.500%,  6/20/2027
a
4,087,056
Norfolk Southern Corporation
5,250,000 4.450%,  3/1/2033 4,794,150
Southwest Airlines Company
2,125,000 2.625%,  2/10/2030 1,750,762
United Airlines Pass Through Trust
879,802 3.750%,  9/3/2026 822,763
United Airlines, Inc.
350,000 4.375%,  4/15/2026
a
323,677
300,000 4.625%,  4/15/2029
a
257,859
Total 33,102,645
Principal
Amount Long-Term Fixed Income (96.2%) Value
U.S. Government & Agencies (5.5%)
U.S. Treasury Bonds
$ 31,400,000 3.625%,  5/15/2053 $ 25,998,219
4,500,000 4.125%,  8/15/2053 4,085,156
4,500,000 2.250%,  5/15/2041 3,087,422
1,850,000 4.000%,  11/15/2042 1,642,020
11,000,000 3.875%,  2/15/2043 9,573,437
5,500,000 4.375%,  8/15/2043 5,131,328
U.S. Treasury Notes
21,330,000 3.500%,  2/15/2033 19,570,275
Total 69,087,857
Utilities (8.1%)
AEP Transmission Company, LLC
1,500,000 5.400%,  3/15/2053 1,393,875
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b,d
2,604,153
1,750,000 5.625%,  3/1/2033 1,693,398
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,157,034
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,471,898
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 1,992,288
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,165,449
CenterPoint Energy, Inc.
2,250,000 2.950%,  3/1/2030 1,885,652
2,150,000 2.650%,  6/1/2031 1,717,204
Consolidated Edison Company of
New York, Inc.
2,376,000 3.850%,  6/15/2046 1,699,759
2,750,000 4.125%,  5/15/2049 2,039,747
Constellation Energy Generation,
LLC
2,600,000 5.800%,  3/1/2033 2,535,089
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,e
2,059,563
2,650,000 4.350%,  1/15/2027
b,e
2,288,042
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,168,025
2,250,000 3.500%,  6/15/2051 1,457,641
4,000,000 5.000%,  8/15/2052 3,325,063
2,840,000 3.150%,  8/15/2027 2,587,725
2,700,000 3.750%,  9/1/2046 1,866,226
Edison International
5,600,000 5.750%,  6/15/2027 5,548,180
Enel Finance America, LLC
2,900,000 7.100%,  10/14/2027
a
2,999,960
2,250,000 2.875%,  7/12/2041
a
1,340,715
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,337,146
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,877,986
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,301,722
FirstEnergy Corporation
3,480,000 4.150%,  7/15/2027 3,234,558
2,800,000 5.100%,  7/15/2047 2,376,242

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Utilities (8.1%) - continued
FirstEnergy Transmission, LLC
$ 3,300,000 2.866%,  9/15/2028
a
$ 2,861,107
3,150,000 5.450%,  7/15/2044
a
2,758,342
Georgia Power Company
3,000,000 3.250%,  3/15/2051 1,900,815
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 943,219
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,249,420
Nevada Power Company
825,000 6.000%,  3/15/2054 805,615
NextEra Energy Capital Holdings,
Inc.
2,400,000 5.749%,  9/1/2025 2,393,261
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,471,203
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,698,585
NRG Energy, Inc.
1,700,000 4.450%,  6/15/2029
a
1,474,313
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 1,840,688
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,678,727
4,300,000 4.550%,  7/1/2030 3,801,022
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,404,375
San Diego Gas & Electric
Company
2,700,000 4.150%,  5/15/2048 2,052,169
Sempra
2,700,000 3.250%,  6/15/2027 2,467,935
Southern Company
150,000 4.475%,  8/1/2024 147,824
2,500,000 5.700%,  10/15/2032 2,455,570
1,700,000 4.000%,  1/15/2051
b
1,572,470
2,150,000 3.750%,  9/15/2051
b
1,875,224
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
a
1,779,408
1,800,000 5.125%,  5/13/2025
a
1,753,960
Total 101,509,592
Total Long-Term Fixed Income
(cost $1,388,009,929) 1,212,204,352
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
11,761,721 Thrivent Cash Management Trust 11,761,721
Total Collateral Held for
Securities Loaned
(cost $11,761,721) 11,761,721
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC
i
4,047
Total 4,047
Shares Common Stock (<0.1%) Value
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
$ 0
Total 0
Total Common Stock
(cost $5,112) 4,047
Shares or
Principal
Amount Short-Term Investments ( 2.6% ) Value
Federal Home Loan Bank Discount
Notes
800,000 5.250%, 10/17/2023
j,k
798,293
500,000 5.270%, 10/25/2023
j,k
498,365
300,000 5.315%, 12/13/2023
j,k
296,929
300,000 5.315%, 12/15/2023
j,k
296,844
Thrivent Core Short-Term Reserve
Fund
2,826,808 5.650% 28,268,079
U.S. Treasury Bills
1,900,000 5.307%, 12/14/2023
j,l
1,879,580
Total Short-Term Investments
(cost $32,036,614) 32,038,090
Total Investments (cost
$1,431,813,376) 99.7% $1,256,008,210
Other Assets and Liabilities, Net
0.3% 4,389,986
Total Net Assets 100.0% $1,260,398,196
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $227,970,734 or
18.1% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of September 29, 2023 was $2,772,655 or
0.22% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,950,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 11,308,027
Total lending $11,308,027
Gross amount payable upon return of
collateral for securities loaned $11,761,721
Net amounts due to counterparty $453,694
Definitions:
CLO - Collateralized Loan Obligation
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 32,848,458 – 32,848,458 –
Basic Materials 13,019,094 – 13,019,094 –
Capital Goods 66,214,264 – 66,214,264 –
Collateralized Mortgage Obligations 49,869 – 49,869 –
Communications Services 91,030,824 – 91,030,824 –
Consumer Cyclical 73,811,367 – 73,811,367 –
Consumer Non-Cyclical 138,938,342 – 138,938,342 –
Energy 80,990,934 – 80,990,934 –
Financials^ 426,453,815 1,644,312 424,809,503 0
Foreign Government 5,133,436 – 5,133,436 –
Mortgage-Backed Securities 22,167,729 – 22,167,729 –
Technology 57,846,126 – 57,846,126 –
Transportation 33,102,645 – 33,102,645 –
U.S. Government & Agencies 69,087,857 – 69,087,857 –
Utilities 101,509,592 – 101,509,592 –
Common Stock
Communications Services 4,047 – 4,047 –
Financials^ – – – 0
Short-Term Investments 3,770,011 – 3,770,011 –
Subtotal Investments in Securities $1,215,978,410 $1,644,312 $1,214,334,098 $0
Other Investments  * Total
Affiliated Short-Term Investments 28,268,079
Collateral Held for Securities Loaned 11,761,721
Subtotal Other Investments $40,029,800
Total Investments at Value $1,256,008,210
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 16,851 – 16,851 –
Total Asset Derivatives $16,851 $– $16,851 $–
Liability Derivatives
Futures Contracts 2,467,932 2,467,932 – –
Total Liability Derivatives $2,467,932 $2,467,932 $– $–
The following table presents Income Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling $1,890,431 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 164 December 2023 $ 19,743,697 ( $ 1,083,572)
Ultra 10-Yr. U.S. Treasury Note 390 December 2023 44,893,735 (1,384,360)
Total Futures Long Contracts $ 64,637,432 ( $ 2,467,932)
Total Futures Contracts $ 64,637,432 ($2,467,932)

Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Income Portfolio's swaps contracts held as of September 29, 2023. Investments totaling $1,879,580 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 26,000,000 $ – $ 16,851 $ 16,851
Total Credit Default Swaps $– $16,851 $16,851
1 As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $52,657 $265,225 $289,614 $28,268 2,827 2.3%
Total Affiliated Short-Term Investments 52,657 28,268 2.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,764 99,675 95,677 11,762 11,762 0.9
Total Collateral Held for Securities Loaned 7,764 11,762 0.9
Total Value $60,421 $40,030
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $0 ($0) $ – $1,532
Total Income/Non Income Cash from Affiliated
Investments $1,532
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 101
Total Affiliated Income from Securities Loaned, Net $101
Total Value $0 ($0) $ –

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.1% ) Value
Australia (6.0%)
33,287 29Metals, Ltd.
a
$ 14,721
42,564 ALS, Ltd. 312,630
3,790 Altium, Ltd. 104,634
903,247 AMP, Ltd. 724,967
17,185 Ampol, Ltd. 371,027
11,552 Ansell, Ltd. 163,794
312,889 Aristocrat Leisure, Ltd. 8,174,684
429,561 Aurizon Holdings, Ltd. 960,464
242,865 Australia and New Zealand
Banking Group, Ltd. 3,983,393
22,306 Australian Ethical Investment, Ltd. 61,849
390,819 BHP Group, Ltd. 10,978,437
374,617 BlueScope Steel, Ltd. 4,639,072
238,281 Brambles, Ltd. 2,188,978
40,102 Brickworks, Ltd. 640,739
41,541 Capricorn Metals, Ltd.
a
108,618
99,931 Carsales.com, Ltd. 1,790,203
274,200 Charter Hall Retail REIT 549,923
240,509 Coles Group, Ltd. 2,400,486
87,541 Collins Foods, Ltd. 535,322
67,970 Computershare, Ltd. 1,132,689
86,629 CSL, Ltd. 13,956,202
55,669 CSR, Ltd. 200,622
35,007 Data#3, Ltd. 158,686
99,440 Deterra Royalties, Ltd. 303,947
60,018 DEXUS Property Group 279,774
6,914 Event Hospitality and
Entertainment, Ltd. 48,594
224,006 GrainCorp, Ltd. 1,012,235
228,488 Growthpoint Properties Australia,
Ltd. 322,403
513,769 GWA Group, Ltd. 607,181
11,562 Hansen Technologies, Ltd. 39,207
97,154 Helia Group, Ltd. 217,610
11,470 HUB24, Ltd. 238,591
487,851 Humm Group, Ltd. 138,012
1,949 Iluka Resources, Ltd. 9,518
57,701 Incitec Pivot, Ltd. 115,619
52,837 Inghams Group, Ltd. 112,313
142,937 IRESS, Ltd. 531,677
36,716 JB Hi-Fi, Ltd. 1,066,437
12,264 Johns Lyng Group, Ltd. 51,200
62,005 Karoon Gas Australia, Ltd.
a
103,880
1,420,259 Lottery Corporation, Ltd. 4,292,039
69,824 NRW Holdings, Ltd. 120,888
48,747 Nufarm, Ltd. 147,683
471,079 Orora, Ltd. 828,731
422,937 Perseus Mining, Ltd. 441,606
8,053 PEXA Group, Ltd.
a
58,676
65,536 Premier Investments, Ltd. 1,045,323
694 REA Group, Ltd. 68,541
42,666 Region RE, Ltd. 55,083
49,606 Rio Tinto, Ltd. 3,577,978
6,490 Sandfire Resources, Ltd.
a
25,286
109,470 SEEK, Ltd. 1,546,494
18,702 Seven Group Holdings, Ltd. 372,515
19,299 Sims, Ltd. 166,011
5,029 Sonic Healthcare, Ltd. 96,029
21,346 Super Retail Group, Ltd. 163,116
345,505 Tabcorp Holdings, Ltd. 208,193
106,752 Technology One, Ltd. 1,058,634
198,137 Ventia Services Group Pty, Ltd. 358,579
17,144 Viva Energy Group, Ltd.
b
32,858
155,754 Waypoint REIT, Ltd. 224,060
77,576 Wesfarmers, Ltd. 2,625,483
Shares Common Stock (96.1%) Value
Australia (6.0%) - continued
58,097 West African Resources, Ltd.
a
$ 28,398
Total 76,892,542
Austria (0.4%)
17,901 BAWAG Group AG
b
818,184
58,106 OMV AG 2,775,409
10,899 Verbund AG 886,652
25,302 Wienerberger AG 640,402
Total 5,120,647
Belgium (0.6%)
8,987 Bekaert SA 402,339
52,730 Groupe Bruxelles Lambert SA 3,923,653
2,883 Melexis NV 248,125
20,736 Solvay SA 2,291,522
801 Titan Cement International SA 14,989
11,542 UCB SA 945,397
Total 7,826,025
Bermuda (0.1%)
152,000 Cafe de Coral Holdings, Ltd. 164,258
44,500 CK Infrastructure Holdings, Ltd. 209,967
22,100 Hongkong Land Holdings, Ltd. 78,815
26,500 Jardine Matheson Holdings, Ltd. 1,230,130
340,000 Road King Infrastructure, Ltd.
a
76,481
212,400 Shanghai Industrial Urban
Development Group, Ltd. 10,004
Total 1,769,655
Brazil (0.5%)
8,900 Alupar Investimento SA 51,029
19,900 Ambev SA 51,942
61,500 B3 SA - Brasil Bolsa Balcao 150,124
44,710 Banco Bradesco SA ADR 127,423
3,000 Banco BTG Pactual SA 18,520
44,400 Banco do Brasil SA 417,364
47,034 Companhia Energetica de Minas
Gerais ADR 113,822
11,325 Companhia Siderurgica Nacional
SA ADR 27,067
40,800 CPFL Energia SA 274,595
17,100 ENGIE Brasil Energia SA 141,044
51,204 Gerdau SA ADR 244,243
715,800 Grupo Casas Bahia SA
a
89,714
15,800 Guararapes Confeccoes SA
a
16,597
44,200 Hypera SA 327,638
33,400 Iochpe-Maxion SA 90,701
58,500 Itau Unibanco Holding SA ADR 314,145
135,900 Itausa SA 244,409
10,900 Jalles Machado SA 18,649
345 Jalles Machado SA, Common
Receipt
a,c
590
49,000 JBS S/A 175,956
3,800 Localiza Rent a Car SA 44,376
27 Localiza Rent a Car SA, Rights
a
96
47,000 Metalurgica Gerdau SA 104,163
114,678 Petroleo Brasileiro SA 786,642
50,654 Petroleo Brasileiro SA ADR 759,304
32,500 Randon SA Implementos e
Participacoes 75,842
49,400 Telefonica Brasil SA 422,301
11,032 Telefonica Brasil SA ADR 94,324
158,600 TIM SA/Brazil 471,709
59,603 Vale SA ADR 798,680

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Brazil (0.5%) - continued
2,700 WEG SA $ 19,520
Total 6,472,529
Canada (8.1%)
59,362 ATCO, Ltd. 1,503,444
35,158 Bank of Montreal 2,965,878
80,027 Bank of Nova Scotia 3,587,001
531,666 Barrick Gold Corporation 7,723,004
31,568 Boralex, Inc. 678,192
2,319 BRP, Inc. 175,532
76,070 Canadian Imperial Bank of
Commerce 2,936,389
107,956 Canadian National Railway
Company 11,690,961
133,945 Canadian Utilities, Ltd. 2,830,275
34,458 Canadian Western Bank 713,895
29,491 Capital Power Corporation 823,338
45,942 CGI, Inc.
a
4,528,412
14,772 Cogeco Communications, Inc. 683,759
33,266 Dream Industrial REIT 314,475
43,028 Enbridge, Inc. 1,427,139
22,345 Finning International, Inc. 659,040
83,323 Fortis, Inc. 3,164,832
9,085 George Weston, Ltd. 1,007,527
31,196 Imperial Oil, Ltd. 1,921,485
4,481 Intact Financial Corporation 653,287
19,725 InterRent REIT 181,384
12,579 Laurentian Bank of Canada 280,336
24,555 Loblaw Companies, Ltd. 2,086,249
236,563 Manulife Financial Corporation 4,322,837
64,524 Metro, Inc./CN 3,351,020
10,002 National Bank of Canada 664,444
1,525 Onex Corporation 89,631
227,137 Power Corporation of Canada 5,782,733
33,360 Rogers Communications, Inc. 1,280,857
75,843 Royal Bank of Canada 6,628,061
27,461 Russel Metals, Inc. 768,685
87,157 Shopify, Inc.
a
4,756,157
14,069 Sun Life Financial, Inc. 686,437
77,380 Superior Plus Corporation 584,516
194,349 TC Energy Corporation 6,683,631
40,227 Toromont Industries, Ltd. 3,276,209
99,161 Toronto-Dominion Bank 5,974,117
113,875 Tourmaline Oil Corporation 5,730,430
49,214 TransAlta Corporation 428,641
2,021 TransAlta Renewables, Inc. 18,287
15,619 West Fraser Timber Company, Ltd. 1,133,952
Total 104,696,479
Cayman Islands (1.4%)
304,300 Alibaba Group Holding, Ltd.
a
3,299,277
16,000 ANTA Sports Products, Ltd. 179,030
46,100 ASMPT, Ltd. 410,735
7,557 Baidu.com, Inc. ADR
a
1,015,283
9,000 China Mengniu Dairy Company,
Ltd. 30,020
138,000 Chow Tai Fook Jewellery Group,
Ltd. 207,193
154,000 Consun Pharmaceutical Group,
Ltd. 99,792
63,000 Geely Automobile Holdings, Ltd. 73,882
186,000 Haidilao International Holding, Ltd.
b
495,938
43,094 Hello Group, Inc. ADR 300,796
14,130 Huazhu Group, Ltd. ADR
a
557,146
16,483 JD.com, Inc. 239,808
Shares Common Stock (96.1%) Value
Cayman Islands (1.4%) - continued
2,077 JOYY, Inc. ADR $ 79,155
16,774 KE Holdings, Inc. ADR 260,333
60,100 Kuaishou Technology
a,b
478,138
89,352 Meituan
a,b
1,293,477
3,947 MINISO Group Holding, Ltd. ADR 102,227
25,000 NetDragon Websoft Holdings, Ltd. 46,074
7,447 NetEase, Inc. ADR 745,892
10,130 PDD Holdings, Inc. ADR
a
993,449
24,000 Seazen Group, Ltd.
a
4,362
1,130,500 Shui On Land, Ltd. 102,322
196,000 Sino Biopharmaceutical, Ltd. 70,551
126,724 Tencent Holdings, Ltd. 4,912,324
69,369 Tencent Music Entertainment Group
ADR
a
442,574
39,500 Texhong International Group, Ltd.
a
21,843
169,600 Tongcheng Travel Holdings, Ltd.
a
370,964
267,000 Topsports International Holdings,
Ltd.
b
201,863
12,371 Trip.com Group, Ltd. ADR
a
432,614
210,000 VSTECS Holdings, Ltd. 117,740
8,000 Want Want China Holdings, Ltd. 5,214
286,800 Xiaomi Corporation
a,b
449,303
33,500 Zhongsheng Group Holdings, Ltd. 93,796
Total 18,133,115
Chile (<0.1%)
100,496 Cencosud SA 190,554
1,042,968 Colbun SA 142,012
34,212 Embotelladora Andina SA 76,959
17,826 Empresas CMPC SA 32,820
44,656 S.A.C.I. Falabella 99,782
Total 542,127
China (1.1%)
657,700 Agricultural Bank of China, Ltd. 324,465
642,400 Aluminum Corporation of China,
Ltd., Class A 554,011
814,000 Aluminum Corporation of China,
Ltd., Class H 452,809
1,874,500 Bank of China, Ltd., Class A 968,858
736,700 Bank of Communications
Company, Ltd. 582,079
689,400 Baoshan Iron & Steel Company,
Ltd. 576,054
34,000 Beijing North Star Company, Ltd.
a
3,554
12,800 Beijing Tongrentang Company, Ltd. 95,999
678,900 BOE Technology Group Company,
Ltd. 359,470
4,000 BYD Company, Ltd., Class H 123,241
1,278,000 CGN Power Company, Ltd.
b
330,850
591,000 China Cinda Asset Management
Company, Ltd. 59,372
57,000 China Construction Bank
Corporation 32,043
129,300 China Merchants Securities
Company, Ltd. 248,716
971,100 China Petroleum & Chemical
Corporation, Class H 528,167
391,000 China Railway Group, Ltd. 201,082
12,900 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 88,519
86,100 China State Construction
Engineering Corporation, Ltd. 65,413
68,700 CITIC Securities Company, Ltd.,
Class A 205,184

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
China (1.1%) - continued
762,000 CMOC Group, Ltd. $ 486,129
953,000 CRRC Corporation, Ltd. 459,249
147,500 Focus Media Information
Technology Company, Ltd. 144,676
264,700 Foxconn Industrial Internet
Company, Ltd. 717,851
37,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
171,994
88,400 GF Securities Company, Ltd., Class
H 118,110
1,338,300 Greenland Holdings Corporation,
Ltd.
a
503,698
79,084 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 340,198
198,900 Guotai Junan Securities Company,
Ltd. 397,628
51,400 Haier Smart Home Company, Ltd.,
Class H 160,654
22,800 Huatai Securities Company, Ltd.
b
29,070
72,300 Jiangxi Copper Company, Ltd.,
Class A 191,037
365,000 Jiangxi Copper Company, Ltd.,
Class H 569,344
185,287 Jointown Pharmaceutical Group
Company, Ltd. 274,732
1,141,000 People's Insurance Company
(Group) of China, Ltd. 408,174
193,900 PetroChina Company, Ltd., Class A 211,904
816,000 PetroChina Company, Ltd., Class H 611,537
103,278 Ping An Insurance (Group)
Company of China, Ltd. 585,756
5,000 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 12,387
44,200 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 68,820
483,400 Shenwan Hongyuan Group
Company, Ltd. 287,421
288,000 Shenzhen Overseas Chinese Town
Company, Ltd.
a
167,629
26,300 Shenzhou International Group
Holdings, Ltd. 250,103
7,500 Sichuan Kelun Pharmaceutical
Company, Ltd. 29,963
145,000 Tong Ren Tang Technologies
Company, Ltd. 114,989
24,000 Tsingtao Brewery Company, Ltd. 195,431
33,920 Vipshop Holdings, Ltd. ADR
a
543,059
130,100 Wanda Film Holding Company,
Ltd.
a
241,351
54,800 Yunnan Baiyao Group Company,
Ltd. 400,738
12,500 Zhongjin Gold Corporation, Ltd. 18,666
Total 14,512,184
Colombia (<0.1%)
2,269 Bancolombia SA 17,290
Total 17,290
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (<0.1%)
10,789 Komercni Banka AS 313,689
Shares Common Stock (96.1%) Value
Czech Republic (<0.1%) - continued
75 Philip Morris CR $ 55,780
Total 369,469
Denmark (3.6%)
38,720 ALK-Abello AS
a
434,242
26,508 Carlsberg AS 3,342,261
9,630 Dampskibsselskabet Norden AS 534,852
82,503 Danske Bank AS 1,914,564
6,232 DFDS AS 205,440
41,492 DSV AS 7,731,650
8,249 H Lundbeck A/S 38,993
14,179 Jyske Bank AS
a
1,034,274
316,795 Novo Nordisk AS 28,844,585
14,218 Pandora AS 1,467,174
943 Per Aarsleff Holding A/S 43,215
2,181 Scandinavian Tobacco Group AS
b
33,222
341 Solar AS 22,914
19,826 Sydbank AS 941,103
Total 46,588,489
Egypt (<0.1%)
69,519 Commercial International Bank
Egypt SAE GDR 91,626
Total 91,626
Finland (0.3%)
13,091 Cargotec Oyj 547,271
2,860 Kemira Oyj 44,470
32,765 Kesko Oyj 587,026
57,994 Kojamo Oyj 513,837
9,448 Konecranes Oyj 313,194
10,141 Musti Group Oyj 192,593
9,086 Orion Oyj 356,951
67,959 Outokumpu Oyj 284,503
32,775 Tokmanni Group Corporation 455,091
Total 3,294,936
France (6.0%)
47,485 Air Liquide SA 7,997,974
4,308 Arkema SA 424,083
2,815 BioMerieux 272,325
110,977 Compagnie de Saint-Gobain SA 6,642,019
227,124 Credit Agricole SA 2,792,447
92,176 Dassault Systemes SE 3,423,640
6,001 Edenred SE 375,399
54,091 Eiffage SA 5,134,190
56,263 Engie SA 862,859
3,206 Eurazeo SE 190,773
3,567 Hermes International SCA 6,502,029
20,981 Ipsos SA 963,878
719 La Francaise des Jeux SAEM
b
23,353
77,283 Legrand SA 7,133,061
4,966 LNA Sante 129,683
10,768 LVMH Moet Hennessy Louis Vuitton
SE 8,128,017
44,681 Publicis Groupe SA 3,382,025
35,372 Rexel SA 792,544
105,177 Sanofi 11,293,409
9,202 Schneider Electric SE 1,516,418
161 SOITEC
a
26,719
5,890 Sopra Group SA 1,215,925
26,062 Thales SA 3,662,837
21,947 TotalEnergies SE 1,443,001
30,534 Veolia Environnement SA 882,621
9,372 Verallia SA
b
368,640

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
France (6.0%) - continued
15,332 Vinci SA $ 1,696,195
4,728 Wendel SA 373,723
4,137 Worldline SA
a,b
116,131
Total 77,765,918
Germany (5.3%)
11,552 Aixtron SE 423,135
16,394 Allianz SE 3,901,382
158 Amadeus Fire AG 18,643
5,470 AURELIUS Equity Opportunities SE
& Company KGaA 72,868
3,632 Aurubis AG 267,983
14,875 BASF SE 673,316
75,043 Bayer AG 3,603,897
38,730 Bayerische Motoren Werke AG 3,933,697
96 Bilfinger SE 3,282
2,775 BRANICKS Group AG 11,451
974 Carl Zeiss Meditec AG 84,906
6,075 CTS Eventim AG & Company
KGAA 344,839
4,525 Dermapharm Holding SE 186,530
267,486 Deutsche Bank AG 2,939,745
22,816 Deutsche Boerse AG 3,940,250
209,218 Deutsche Lufthansa AG
a
1,655,626
103,973 Deutsche Post AG 4,218,761
108,467 Deutsche Telekom AG 2,275,291
44,301 Deutz AG 195,103
4,751 Duerr AG 128,562
292,820 E.ON SE 3,462,892
293 Elmos Semiconductor SE 19,710
5,679 Fielmann Group AG 244,814
73,882 Fresenius SE & Company KGaA 2,294,792
5,374 Gerresheimer AG 563,094
17,264 Heidelberg Materials AG 1,337,104
2,778 Hugo Boss AG 175,599
136,800 Infineon Technologies AG 4,530,919
1,504 Ionos SE
a
22,727
11,224 Jenoptik AG 283,644
758 JOST Werke SE
b
36,331
28,530 Klockner & Company SE 205,762
10,929 LEG Immobilien AG
a
751,558
20,039 Mercedes-Benz Group AG 1,394,650
19,340 Merck KGaA 3,224,120
3,376 Muenchener Rueckversicherungs-
Gesellschaft AG 1,314,793
47,329 RWE AG 1,756,844
3,703 SAF-Holland SE 47,675
51,541 SAP SE 6,671,572
21,007 Scout24 SE
b
1,456,595
59,642 Siemens AG 8,523,364
1,882 Stabilus SE 105,153
6,514 Stroeer SE & Company KGaA 289,617
27,179 TAG Immobilien AG
a
283,970
18,554 TeamViewer SE
a,b
311,847
2,242 VIB Vermoegen AG
a
31,052
509 Vossloh AG 21,238
1,457 Wacker Neuson SE 29,656
Total 68,270,359
Greece (<0.1%)
5,275 Mytilineos SA 194,161
45,352 National Bank of Greece SA
a
255,324
Total 449,485
Shares Common Stock (96.1%) Value
Guernsey (<0.1%)
205,854 UK Commercial Property REIT, Ltd. $ 133,144
Total 133,144
Hong Kong (1.7%)
152,400 Bank of East Asia, Ltd. 188,586
655,500 BOC Hong Kong (Holdings), Ltd. 1,789,430
82,000 China Resources Beer (Holdings)
Company, Ltd. 447,920
90,000 CITIC, Ltd. 82,383
410,000 CK Hutchison Holdings, Ltd. 2,176,727
75,440 CSPC Pharmaceutical Group, Ltd. 55,172
6,400 Dah Sing Financial Holdings, Ltd. 13,510
54,000 Far East Horizon, Ltd. 38,844
49,500 Genertec Universal Medical Group
Company, Ltd.
b
24,649
56,000 Hang Lung Group, Ltd. 78,812
438,000 Hang Lung Properties, Ltd. 599,253
5,700 Hang Seng Bank, Ltd. 70,723
96,000 Henderson Land Development
Company, Ltd. 252,092
361,700 Hong Kong Exchanges & Clearing,
Ltd. 13,423,689
58,000 Hysan Development Company, Ltd. 112,283
42,000 Luk Fook Holdings International,
Ltd. 108,645
34,500 Sun Hung Kai Properties, Ltd. 368,113
108,000 Swire Pacific, Ltd. 727,436
856,000 United Laboratories International
Holdings, Ltd. 865,068
18,700 VTech Holdings, Ltd. 111,884
23,000 Yuexiu Property Company, Ltd. 26,438
Total 21,561,657
Hungary (<0.1%)
17,267 MOL Hungarian Oil & Gas plc 130,787
9,563 OTP Bank Nyrt 344,784
Total 475,571
India (1.5%)
777 ABB India, Ltd. 38,276
4,735 Amara Raja Energy & Mobility, Ltd. 36,292
18,940 Asian Paints, Ltd. 719,879
22,995 Bajaj Auto, Ltd. 1,398,644
21,293 Bajaj Finserv, Ltd. 393,662
60,943 Cipla, Ltd. 869,169
34,971 Coal India, Ltd. 124,029
8,685 Coromandel International, Ltd. 119,689
1,582 CRISIL, Ltd. 74,638
13,042 Cummins India, Ltd. 265,797
4,769 Dr. Reddy's Laboratories, Ltd. ADR 318,903
63,408 HCL Technologies, Ltd. 939,797
16,175 HDFC Asset Management
Company, Ltd.
b
515,182
63,818 HDFC Life Insurance Company,
Ltd.
b
488,799
4,803 Hindustan Unilever, Ltd. 142,443
292,302 Indian Oil Corporation, Ltd. 319,706
68,441 Infosys, Ltd. ADR 1,171,025
56,736 ITC, Ltd. 303,142
65,064 Jio Financial Services, Ltd.
a
181,148
41,808 Kotak Mahindra Bank, Ltd. 871,279
53,922 Larsen & Toubro, Ltd. 1,959,143
2,923 LTIMindtree, Ltd.
b
182,633
1,849 Mphasis, Ltd. 52,714
187 MRF, Ltd. 241,310

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
India (1.5%) - continued
564 Nestle India, Ltd. $ 152,643
4,137 Persistent Systems, Ltd. 287,490
16,339 PI Industries, Ltd. 678,641
14,706 Pidilite Industries, Ltd. 431,321
4,806 Polycab India, Ltd. 308,596
121,455 REC, Ltd. 419,551
29,767 Reliance Industries, Ltd. 838,080
36,760 SBI Life Insurance Company, Ltd.
b
576,622
5,822 Schaeffler India, Ltd. 231,799
8,974 Siemens, Ltd. 396,187
1,618 Solar Industries India, Ltd. 93,753
1,930 Supreme Industries, Ltd. 95,790
42,637 Tata Consultancy Services, Ltd. 1,805,344
13,546 Tech Mahindra, Ltd. 198,871
1,369 Thermax, Ltd. 51,199
5,525 UltraTech Cement, Ltd. 547,897
Total 18,841,083
Indonesia (0.2%)
837,900 Astra International Tbk PT 336,551
2,745,000 Bank Central Asia Tbk PT 1,563,923
1,011,200 Bank Mandiri Persero Tbk PT
a
393,586
1,342,100 Bank Rakyat Indonesia Persero
Tbk PT 453,271
Total 2,747,331
Ireland (<0.1%)
3,616 Flutter Entertainment plc
a
589,879
Total 589,879
Israel (1.0%)
7,890 AudioCodes, Ltd. 79,902
25,822 Azrieli Group, Ltd. 1,325,520
183,196 Bank Hapoalim BM 1,632,204
203,453 Bank Leumi Le-Israel BM 1,685,781
38,440 Doral Group Renewable Energy
Resources, Ltd.
a
80,024
7,271 First International Bank of Israel,
Ltd. 313,205
38,990 ICL Group, Ltd. 215,151
5,105 Israel Corporation, Ltd.
a
1,300,866
9,554 Magic Software Enterprises, Ltd. 108,298
52,288 Mivne Real Estate (KD), Ltd. 125,875
35,753 Mizrahi Tefahot Bank, Ltd. 1,298,363
10,557 NICE, Ltd.
a
1,800,591
5,833 Nova, Ltd.
a
643,236
92,416 Plus500, Ltd. 1,552,670
22,645 Radware, Ltd.
a
383,153
1,455 Wix.com, Ltd.
a
133,569
Total 12,678,408
Italy (3.1%)
271,423 A2A SPA 482,400
35,768 Arnoldo Mondadori Editore SpA 80,852
30,607 Azimut Holding SPA 666,056
63,973 Banca Farmafactoring SPA
b
638,150
17,171 Banca IFIS SPA 296,021
207,339 Banca Mediolanum SPA 1,766,818
144,332 Banca Popolare di Sondrio SPA 740,738
31,040 BPER Banca 94,346
6,032 Brunello Cucinelli SPA 457,520
8,044 Buzzi SpA 219,820
13,993 Credito Emiliano SpA 114,609
1,210,640 Enel SPA 7,424,548
210,422 Hera SPA 574,596
Shares Common Stock (96.1%) Value
Italy (3.1%) - continued
1,080 Interpump Group SPA $ 49,404
2,853,976 Intesa Sanpaolo SPA 7,309,658
389,854 Iren SpA 749,582
511,650 Italgas SPA 2,617,721
35,876 Mediobanca SPA 472,993
62,101 Moncler SPA 3,599,065
203,096 OVS SPA
b
420,874
190,295 Recordati SPA 8,967,714
8,025 Reply SPA 753,002
14,204 Technogym SpA
b
109,586
145,072 Unipol Gruppo SpA 783,002
Total 39,389,075
Japan (19.1%)
54 Activia Properties, Inc. 148,980
110,800 Advantest Corporation
a
3,090,601
12,100 AEON Financial Service Company,
Ltd. 104,310
23,100 AGC, Inc. 809,595
23,800 Aica Kogyo Company, Ltd. 530,598
29,700 Ain Holdings, Inc. 875,599
35,300 Air Water, Inc. 439,398
9,000 Aisin Corporation 340,065
6,200 Amano Corporation 136,074
5,300 Amvis Holdings, Inc. 92,155
29,700 Aozora Bank, Ltd. 606,771
30,400 Arcs Company, Ltd. 553,813
15,300 ARE Holdings, Inc. 194,021
219,600 Asahi Kasei Corporation 1,382,266
210,300 Astellas Pharma, Inc. 2,910,894
1,600 Axial Retailing, Inc. 40,044
1,300 BayCurrent Consulting, Inc. 43,320
10,300 BellSystem24 Holdings, Inc. 108,834
13,600 Benefit One, Inc. 98,220
96,600 Benesse Holdings, Inc. 1,181,462
5,100 Canon Marketing Japan, Inc. 132,227
161,600 Canon, Inc. 3,892,723
46,900 Chiyoda Company, Ltd. 287,603
20,900 Chudenko Corporation 337,396
12,300 Chugai Pharmaceutical Company,
Ltd. 379,259
38,600 Chugin Financial Group, Inc. 287,814
44,900 Chugoku Electric Power Company,
Inc. 275,789
51,100 Coca-Cola Bottlers Japan, Inc. 671,406
25,500 COMSYS Holdings Corporation 533,143
13,100 Dai Nippon Printing Company, Ltd. 340,838
3,000 Daido Steel Company, Ltd. 121,906
36,400 Daiichi Sankyo Company, Ltd. 996,535
15,800 Daikin Industries, Ltd. 2,476,993
11,300 Daito Trust Construction Company,
Ltd. 1,190,270
169,500 Daiwa House Industry Company,
Ltd. 4,549,279
185 Daiwa House REIT Investment
Corporation 326,404
53,500 Demae-Can Company, Ltd.
a
131,689
11,600 Denso Corporation
a
186,132
3,200 Descente, Ltd. 91,411
42,800 Doutor Nichires Holdings
Company, Ltd. 666,864
21,200 DTS Corporation 452,271
12,500 Electric Power Development
Company, Ltd. 201,843
1,537,700 Eneos Holdings, Inc. 6,052,599

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Japan (19.1%) - continued
18,100 FANUC Corporation $ 470,735
5,100 Fast Retailing Company, Ltd. 1,110,858
10,900 Ferrotec Holdings Corporation 207,913
16,900 Food & Life Companies, Ltd. 283,410
30,100 Fuji Media Holdings, Inc. 322,467
26,600 Fuji Soft, Inc. 860,394
41,000 FUJIFILM Holdings NPV 2,371,874
5,100 Fujimi, Inc. 102,408
32,200 Fujitsu, Ltd. 3,787,077
15,500 Fukuyama Transporting Company,
Ltd. 407,109
1,700 FULLCAST Holdings Company,
Ltd. 21,367
14,200 Future Corporation 142,718
3,200 Fuyo General Lease Company, Ltd. 257,533
3,000 G-7 Holdings, Inc. 24,869
36,100 Gree, Inc. 143,505
2,300 Gunze, Ltd. 69,319
8,300 Hanwa Company, Ltd. 263,143
3,100 Haseko Corporation 39,518
50,200 Heiwa Corporation 720,459
29,800 Hitachi, Ltd. 1,846,932
339,600 Honda Motor Company, Ltd.
a
3,820,397
18,500 Hoya Corporation 1,894,723
29,900 Hyakugo Bank, Ltd. 107,100
30,200 IDOM, Inc. 147,275
95,200 Inaba Denki Sangyo Company, Ltd. 2,058,865
558 Industrial & Infrastructure Fund
Investment Corporation 515,580
19,100 ITOCHU Corporation 689,776
3,300 Japan Material Company, Ltd. 50,526
239 Japan Metropolitan Fund
Investment Corporation 155,004
27,700 Japan Post Bank Company, Ltd. 241,041
120,500 Japan Post Holdings Company,
Ltd. 964,017
20,700 Japan Post Insurance Company,
Ltd. 348,140
202,700 Japan Tobacco, Inc. 4,663,730
11,000 Jeol, Ltd. 327,255
34,800 JGC Corporation 483,531
1,400 JMDC, Inc. 50,784
7,500 Juroku Financial Group, Inc. 187,640
93,800 Kajima Corporation 1,526,878
4,000 Kakaku.com, Inc. 40,506
32,000 Kamigumi Company, Ltd. 659,008
27,200 Kanematsu Corporation 375,905
100,600 Kawasaki Kisen Kaisha, Ltd.
d
3,433,064
238,000 KDDI Corporation 7,285,294
29,800 Keiyo Bank, Ltd. 137,810
185 Kenedix Office Investment
Corporation 427,842
40 Kenedix Retail REIT Corporation 77,343
11,400 Keyence Corporation 4,216,015
79,000 Kinden Corporation 1,148,948
4,100 Komatsu, Ltd. 110,582
30,100 K's Holdings Corporation 276,209
21,800 Kumagai Gumi Company, Ltd. 513,800
19,200 Kuraray Company, Ltd. 227,447
1,800 Kureha Corporation 100,078
2,400 KYB Corporation 77,613
6,100 Kyocera Corporation 309,256
107,500 Kyoei Steel, Ltd. 1,429,550
29,200 Kyowa Hakko Kirin Company, Ltd. 507,697
82 LaSalle Logiport REIT 78,619
8,700 Lintec Corporation 139,090
Shares Common Stock (96.1%) Value
Japan (19.1%) - continued
32,400 Lion Corporation $ 319,549
6,900 M&A Research Institute Holdings,
Inc.
a
158,953
9,900 Management Solutions Company,
Ltd. 185,594
10,600 Mandom Corporation 97,732
16,600 Maruichi Steel Tube, Ltd. 412,667
64,800 Mazda Motor Corporation 735,771
2,200 McDonald's Holdings Company
(Japan), Ltd. 84,061
10,600 Megachips Corporation 296,101
56,800 MEITEC Group Holdings, Inc. 1,027,245
19,100 Menicon Company, Ltd. 245,524
4,000 Micronics Japan Company, Ltd. 56,543
200 Mimasu Semiconductor Industry
Company, Ltd. 3,709
16,800 Ministop Company, Ltd. 164,766
52,000 Mitsubishi Corporation 2,477,818
114,100 Mitsubishi Electric Corporation 1,409,645
587,500 Mitsubishi HC Capital, Inc. 3,914,558
10,800 Mitsubishi Logistics Corporation 286,860
2,800 Mitsubishi Research Institute, Inc. 90,656
9,000 Mitsubishi Shokuhin Company, Ltd. 234,917
565,900 Mitsubishi UFJ Financial Group,
Inc. 4,795,525
30,100 Mitsui & Company, Ltd. 1,091,725
20,300 Mixi, Inc. 321,723
163,900 Mizuho Financial Group, Inc. 2,782,687
133,500 Murata Manufacturing Company,
Ltd.
a
2,435,329
31,600 NEC Networks & System Integration
Corporation 414,918
13,100 Nextage Company, Ltd. 199,742
14,200 NHK Spring Company, Ltd. 108,612
44,600 Nidec Corporation 2,059,336
295,500 Nihon M&A Center Holdings, Inc. 1,420,157
24,900 Nikkon Holdings Company, Ltd. 526,177
115,800 Nikon Corporation 1,219,594
138,000 Nintendo Company, Ltd. 5,734,309
10,600 Nippon Express Holdings, Inc. 553,106
201 Nippon REIT Investment
Corporation 479,793
4,800 Nippon Shokubai Company, Ltd. 174,239
5,300 Nippon Signal Company, Ltd. 33,313
199,400 Nippon Television Holdings, Inc. 2,016,165
68,600 Nippon Yusen Kabushiki Kaisha 1,781,188
2,600 Nishimatsu Construction Company,
Ltd. 64,477
522,500 Nissan Motor Company, Ltd. 2,305,919
7,000 Nisshin Oillio Group, Ltd. 195,907
57,700 Nissui Corporation 282,433
11,300 Niterra Company, Ltd. 255,758
30,300 Nitori Holdings Company, Ltd. 3,378,313
3,000 Nitto Boseki Company, Ltd. 69,932
45,400 Nitto Kogyo Corporation 1,088,066
23,900 NOK Corporation 317,225
13,800 Nomura Research Institute, Ltd. 358,686
11,000 North Pacific Bank, Ltd. 26,544
3,200 NS United Kaiun Kaisha, Ltd. 84,248
31,700 NSD Company, Ltd. 600,888
262,400 NTT Data Group Corporation 3,511,267
6,400 OBIC Business Consultants
Company, Ltd. 264,872
9,000 Ohsho Food Service Corporation 416,029
18,300 Okamura Corporation 276,332

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Japan (19.1%) - continued
50,000 Okinawa Electric Power Company,
Inc. $ 375,348
11,000 Okumura Corporation 330,304
170,800 Olympus Corporation 2,217,580
9,800 Ono Pharmaceutical Company, Ltd. 187,948
15,840 Orient Corporation 122,889
178,200 Oriental Land Company, Ltd. 5,846,323
84,500 ORIX Corporation 1,577,818
25,300 Otsuka Holdings Company, Ltd. 898,279
9,100 Pacific Metals Company, Ltd.
a
85,148
78,700 Pan Pacific International Holdings
Company 1,651,674
7,900 PeptiDream, Inc.
a
85,024
3,100 PHC Holdings Corporation 31,591
2,000 Pigeon Corporation 22,575
5,600 Plus Alpha Consulting Company,
Ltd. 104,911
9,100 Rakus Company, Ltd. 124,847
120,484 Recruit Holdings Company, Ltd. 3,686,212
61,300 Renesas Electronics Corporation
a
936,355
55,200 Resona Holdings, Inc. 305,211
25,800 Resorttrust, Inc. 385,010
132,000 Rohm Company, Ltd.
a
2,481,502
1,100 Roland Corporation 30,117
6,900 Saizeriya Company, Ltd. 223,462
39,900 Sangetsu Company, Ltd. 777,375
15,300 Sankyu, Inc. 528,936
55,700 Santen Pharmaceutical Company,
Ltd. 511,069
13,100 Sanyo Chemical Industries, Ltd. 358,615
3,400 Sanyo Special Steel Company, Ltd. 66,910
9,800 Sawai Group Holdings Company,
Ltd. 299,689
3,400 SB Technology Corporation 51,274
4,400 SCREEN Holdings Company, Ltd.
a
213,823
68,100 Secom Company, Ltd. 4,619,959
7,700 Sega Sammy Holdings, Inc. 142,007
73,600 Seino Holdings Company, Ltd. 1,031,377
1,900 SHIFT, Inc.
a
345,521
67,100 Shin-Etsu Chemical Company, Ltd. 1,948,963
7,500 Shionogi & Company, Ltd. 334,533
99,800 SKY Perfect JSAT Holdings, Inc. 466,673
5,700 SMC Corporation 2,555,095
2,900 Socionext, Inc. 285,773
128,400 SoftBank Group Corporation 5,408,920
4,600 Sojitz Corporation 100,766
42,900 Sompo Holdings, Inc. 1,838,556
59,900 Sony Group Corporation 4,898,358
554 Star Asia Investment Corporation 214,429
8,700 Starts Corporation, Inc. 169,804
19,000 Sumco Corporation 247,247
28,700 Sumitomo Corporation 572,793
127,400 Sumitomo Dainippon Pharma
Company, Ltd. 455,733
19,200 Sumitomo Heavy Industries, Ltd. 486,204
99,800 Sumitomo Mitsui Financial Group,
Inc. 4,902,779
99,400 Sumitomo Mitsui Trust Holdings,
Inc. 3,742,116
2,600 Sumitomo Osaka Cement
Company, Ltd. 63,911
114,000 Systena Corporation 204,899
7,100 Taikisha, Ltd. 214,515
16,700 Taisho Pharmaceutical Holdings
Company, Ltd. 687,431
42,100 Taiyo Holdings Company, Ltd. 721,023
Shares Common Stock (96.1%) Value
Japan (19.1%) - continued
7,700 Takamatsu Construction Group
Company, Ltd. $ 137,248
9,400 Takara Standard Company, Ltd. 116,393
164,100 Takeda Pharmaceutical Company,
Ltd. 5,086,528
15,900 Takuma Company, Ltd. 164,424
44,000 Terumo Corporation 1,164,718
47,100 TIS, Inc. 1,035,691
83,200 Toagosei Company, Ltd. 747,194
7,700 Tocalo Company, Ltd. 70,043
6,000 Tokai Corporation/Gifu 76,205
21,000 Tokio Marine Holdings, Inc. 486,228
20,500 Tokyo Electron, Ltd. 2,800,142
13,300 Tokyo Seimitsu Company, Ltd. 664,963
12,200 Tokyotokeiba Company, Ltd. 328,374
106,500 Tokyu Fudosan Holdings
Corporation 654,396
67,500 TOPPAN Holdings, Inc. 1,614,691
7,800 Torii Pharmaceutical Company, Ltd. 201,789
21,500 Totetsu Kogyo Company, Ltd. 421,900
5,100 Towa Pharmaceutical Company,
Ltd. 96,836
9,400 Toyo Suisan Kaisha, Ltd. 368,639
864,000 Toyota Motor Corporation 15,500,444
14,900 Transcosmos, Inc. 318,192
26,900 TRE Holdings Corporation 216,800
3,100 Tri Chemical Laboratories, Inc. 64,115
40,200 Tsubakimoto Chain Company 1,040,297
600 Tsuruha Holdings, Inc. 40,302
137,100 TV Asahi Holdings Corporation 1,549,291
17,200 UBE Corporation 289,809
2,800 United Arrows, Ltd. 36,663
14,500 Universal Entertainment
Corporation 213,736
5,500 UT Group Company, Ltd.
a
81,918
20,600 Valor Holdings Company, Ltd. 301,235
20,500 ValueCommerce Company, Ltd. 174,471
31,700 Wacom Company, Ltd. 125,600
4,600 WDB Holdings Company, Ltd. 62,803
32,800 Yakult Honsha Company, Ltd.
a
796,612
4,600 Yellow Hat, Ltd. 58,360
22,100 Yuasa Trading Company, Ltd. 610,628
13,700 Zensho Holdings Company, Ltd. 594,917
89,700 ZOZO, Inc. 1,642,513
Total 246,506,475
Jersey (0.5%)
363,245 Glencore plc 2,068,515
1,332,916 Man Group plc 3,622,917
46,909 TP ICAP Group plc 97,355
70,217 WPP plc 625,589
Total 6,414,376
Kuwait (0.1%)
24,746 HumanSoft Holding Company
KSCC 250,141
11,714 Kuwait Finance House KSCP 27,736
75,298 Mobile Telecommunications
Company KSCP 118,507
179,148 National Bank of Kuwait KSC 525,014
76,032 National Industries Group Holding 49,222
Total 970,620
Luxembourg (1.1%)
17,160 APERAM SA 498,441

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Luxembourg (1.1%) - continued
66,568 ArcelorMittal SA $ 1,666,600
122,733 Aroundtown SA
a
254,611
478,428 B&M European Value Retail SA 3,412,568
3,919 Grand City Properties SA
a
36,952
10,781 Reinet Investments SCA 236,719
37,253 Subsea 7 SA 511,843
223,910 Tenaris SA ADR 7,075,556
Total 13,693,290
Malaysia (0.1%)
7,600 AEON Credit Service (M) Bhd 19,715
172,300 Hong Leong Bank Bhd 715,049
28,600 IOI Corporation Bhd 24,206
11,200 Kuala Lumpur Kepong Bhd 50,985
156,400 Mah Sing Group Bhd 29,935
5,700 Malayan Banking Bhd 10,663
25,700 MISC Bhd 38,719
6,900 Petronas Dagangan Bhd 32,889
60,100 Public Bank Bhd 51,925
64,800 QL Resources Bhd 75,355
8,791 RHB Bank Bhd 10,158
98,541 Sports Toto Bhd 31,061
24,200 Ta Ann Holdings Bhd 17,370
134,400 Tenaga Nasional Bhd 285,833
Total 1,393,863
Mexico (0.2%)
4,015 America Movil SAB de CV ADR 69,539
50,600 Arca Continental SAB de CV 460,982
73,171 Cemex SAB de CV ADR
a
475,612
7,677 Coca-Cola Femsa SAB de CV ADR 602,184
626 Fomento Economico Mexicano SAB
de CV ADR 68,328
24,833 Grupo Financiero Banorte SAB de
CV ADR 208,140
94,000 Grupo Mexico SAB de CV 444,231
9,200 Kimberly-Clark de Mexico, SA de
CV 18,318
136,900 Megacable Holdings SAB de CV 302,433
13,400 Wal-Mart de Mexico SAB de CV 50,578
Total 2,700,345
Netherlands (5.1%)
11,378 Aalberts NV 415,166
6,360 ASM International NV 2,655,890
31,496 ASML Holding NV 18,543,283
43 BE Semiconductor Industries NV 4,206
7,723 Cementir Holding NV 61,238
410 COSMO Pharmaceuticals NV 17,872
40,121 Euronext NV
b
2,790,784
8,252 EXOR NV 729,878
15,688 Ferrari NV 4,624,595
65,951 ForFarmers NV 172,502
5,026 IMCD NV 635,461
359,129 Koninklijke Ahold Delhaize NV 10,824,038
27,185 Koninklijke Vopak NV 929,890
2,338,672 MFE-MediaForEurope NV 988,530
34,239 NEPI Rockcastle NV 188,250
68,916 QIAGEN NV
a
2,780,733
22,784 Signify NV
b
611,357
395,627 Stellantis NV 7,575,636
140,645 STMicroelectronics NV 6,065,045
93,380 Unilever plc 4,623,000
8,240 Van Lanschot Kempen NV 221,039
Shares Common Stock (96.1%) Value
Netherlands (5.1%) - continued
1,189 Wolters Kluwer NV $ 143,959
Total 65,602,352
New Zealand (0.1%)
50,898 Air New Zealand, Ltd. 22,277
131,215 Contact Energy, Ltd. 632,190
31,974 Genesis Energy, Ltd. 46,720
5,571 Xero, Ltd.
a
400,655
Total 1,101,842
Norway (1.4%)
160,331 Aker Solutions ASA 645,131
2,246 Atea ASA 28,052
275,553 DNB Bank ASA 5,536,348
98,884 Elkem ASA
b
200,002
161,895 Equinor ASA 5,305,631
80,295 Europris ASA
b
447,633
26,979 Hoegh Autoliners ASA 193,566
33,065 Norsk Hydro ASA 206,916
6,749 SpareBank 1 Nord Norge 60,318
1,319 Sparebank 1 Oestlandet 16,431
10,633 Veidekke ASA 97,019
12,690 Wallenius Wilhelmsen ASA 100,159
131,355 Yara International ASA 4,959,919
Total 17,797,125
Philippines (0.1%)
17,490 Aboitiz Equity Ventures, Inc. 15,503
18,500 Jollibee Foods Corporation 74,920
36,360 SM Investments Corporation 541,737
Total 632,160
Poland (0.1%)
9,317 Asseco Poland SA 152,603
31,126 Orlen SA 417,019
16,593 Powszechna Kasa Oszczednosci
Bank Polski SA
a
131,263
43,862 Powszechny Zaklad Ubezpieczen
SA 414,299
894 Santander Bank Polska SA
a
73,393
Total 1,188,577
Portugal (0.1%)
72,797 CTT-Correios de Portugal SA 267,452
82,448 EDP - Energias de Portugal SA 342,815
4,462 Galp Energia SGPS SA 66,092
57,725 REN - Redes Energeticas
Nacionais SGPS SA 147,579
Total 823,938
Qatar (<0.1%)
19,028 Commercial Bank PSQC 28,224
111,708 Gulf International Services QSC 89,733
161,216 Masraf Al Rayan QSC 98,746
23,203 Ooredoo QPSC 68,143
4,800 Qatar Electricity & Water Company
QSC 23,104
35,317 Qatar Gas Transport Company, Ltd. 36,107
Total 344,057
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,c
17
6,112 LUKOIL PJSC
a,c,e
0
6,042 Mechel PJSC ADR
a,c
1

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Russian Federation (<0.1%) - continued
14,886 MMC Norilsk Nickel PJSC ADR
a,c
$ 1
444 Novatek PJSC GDR
a,c
0
684 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c,e
0
17,590 Sovcomflot OAO
a,c
0
765,300 Surgutneftegas PJSC
a,c,e
1
67,366 Surgutneftegas PJSC ADR
a,c
7
Total 27
Saudi Arabia (0.3%)
55,599 Al Rajhi Bank 1,007,262
59,197 Alinma Bank 527,653
4,970 Arab National Bank 31,804
4,788 Dr. Sulaiman Al Habib Medical
Services Group Company 300,905
3,451 Eastern Province Cement Company 35,840
13,166 Fawaz Abdulaziz Al Hokair &
Company
a
73,237
74,517 Jarir Marketing Company 288,098
54,808 National Commercial Bank 479,545
22,709 Riyad Bank 168,145
1,105 SABIC Agri-Nutrients Company 39,216
9,274 Saudi Arabian Oil Company
b
86,397
2,253 Saudi Aramco Base Oil Company 89,397
4,068 Saudi Basic Industries Corporation 89,575
18,597 Saudi Electricity Company 94,637
48,827 Saudi Telecom Company 489,679
6,384 Savola Group 61,398
Total 3,862,788
Singapore (1.4%)
2,699 China Yuchai International, Ltd. 27,260
405,000 DBS Group Holdings, Ltd. 9,946,660
16,497 Kenon Holdings, Ltd. 382,804
161,800 Singapore Exchange, Ltd. 1,151,048
115,900 Singapore Technologies
Engineering, Ltd. 330,761
210,600 United Overseas Bank, Ltd. 4,386,400
114,000 Wing Tai Holdings, Ltd. 116,752
1,006,800 Yangzijiang Shipbuilding Holdings,
Ltd. 1,220,434
593,500 Yanlord Land Group, Ltd.
a
286,338
Total 17,848,457
South Africa (0.2%)
33,192 Absa Group, Ltd. 305,891
47,656 AECI, Ltd. 283,815
28,759 Aspen Pharmacare Holdings, Ltd. 260,982
5,162 Barloworld, Ltd. 23,676
7,314 Coronation Fund Managers, Ltd. 11,967
57,547 DataTec, Ltd. 109,266
48,495 FirstRand, Ltd. 163,303
11,137 Kumba Iron Ore, Ltd. 267,511
43,446 Momentum Metropolitan Holdings 45,342
6,324 MTN Group, Ltd. 37,693
2,499 Naspers, Ltd. 399,812
16,472 Sasol, Ltd. 226,115
29,723 Standard Bank Group 288,412
9,021 Super Group, Ltd. 15,761
18,506 Vukile Property Fund, Ltd. 12,804
Total 2,452,350
South Korea (0.9%)
2,048 AfreecaTV Company, Ltd. 127,207
Shares Common Stock (96.1%) Value
South Korea (0.9%) - continued
318 Chong Kun Dang Pharmaceutical
Corporation
a
$ 22,101
483 Chongkundang Holdings
Corporation 19,254
1,542 CJ Corporation 102,365
3,922 Doosan Bobcat, Inc. 148,033
5,798 Green Cross Holdings Corporation 59,898
19,115 GS Holdings Corporation 563,985
1,227 Hanmi Pharm Company, Ltd. 271,987
3,973 Hanwha Corporation 70,461
2,326 Huons Global Company, Ltd. 39,057
1,340 HYBE Company, Ltd.
a
235,842
842 Hyundai Motor Company 119,062
983 Hyundai Steel Company 27,652
2,348 JW Pharmaceutical Corporation
a
66,678
3,375 JYP Entertainment Corporation 280,249
10,802 Kakao Corporation 352,541
10,635 Kia Corporation 640,124
310 Korea Zinc Company, Ltd. 116,121
282 LG Chem, Ltd. 103,250
6,796 Lotte Shopping Company, Ltd. 359,122
2,230 Meritz Financial Group, Inc. 91,263
2,658 NAVER Corporation 397,410
43,051 NH Investment & Securities
Company, Ltd. 325,869
90 NongShim Company, Ltd. 31,489
4,080 PharmaResearch Company, Ltd. 381,852
1,896 POSCO Holdings, Inc. 746,965
1,068 Samsung Biologics Company,
Ltd.
a,b
539,113
5,612 Samsung C&T Corporation 447,447
80,160 Samsung Electronics Company,
Ltd. 4,052,419
196 Samsung SDI Company, Ltd. 74,071
16,535 Samsung Securities Corporation,
Ltd. 449,872
3,641 Seoul Semiconductor Company,
Ltd. 28,363
588 SGC Energy Company, Ltd. 11,195
167 SK Biopharmaceuticals Company,
Ltd.
a
10,663
7,204 SK Hynix, Inc. 609,924
2,420 Yuhan Corporation 135,844
Total 12,058,748
Spain (3.1%)
285,555 Acerinox SA 2,759,379
7,074 Aena SME SA
b
1,064,478
37,328 Amadeus IT Holding SA 2,254,712
15,643 Atresmedia Corporacion de Medios
de Comunicacion SA 60,445
910,271 Banco Bilbao Vizcaya Argentaria
SA 7,366,760
1,312,456 Banco Santander SA 4,997,923
104,906 Cia de Distribucion Integral Logista
Holdings SA 2,680,857
4,113 Global Dominion Access SA
b
14,567
226,111 Industria de Diseno Textil SA 8,414,056
2,911 Laboratorios Farmaceuticos ROVI
SA 157,560
8,997 Let's GOWEX SA
a,c,f
1
32,019 Melia Hotels International SA
a
194,125
87,888 Merlin Properties Socimi SA 739,476
1,477 Pharma Mar SA 50,078
579,214 Repsol SA 9,527,500

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Spain (3.1%) - continued
41,262 Sacyr SA $ 121,101
2,074 Vidrala SA 180,056
Total 40,583,074
Sweden (2.3%)
78,391 AB Industrivarden, Class A 2,067,108
78,958 AB Industrivarden, Class C 2,080,631
48,844 AcadeMedia AB
b
209,046
29,867 AddLife AB 176,262
33,923 AddTech AB 541,386
14,629 Alleima AB 76,687
10,437 Ambea AB
b
33,034
87,574 Arjo AB 338,426
281,211 Assa Abloy AB 6,110,314
28,413 Atlas Copco AB, Class A 381,606
22,235 Atlas Copco AB, Class B 260,039
5,307 Atrium Ljungberg AB 86,365
47,320 Attendo AB
a,b
123,004
52,610 Betsson AB 578,177
20,601 BioGaia AB 189,878
31,323 Biotage AB 307,565
10,078 Bravida Holding AB
b
74,176
6,211 Bufab AB 156,169
444,094 Corem Property Group AB 245,274
10,500 Dios Fastigheter AB 59,831
22,406 Dustin Group AB
a,b
41,398
5,841 Epiroc AB, Class A 110,905
3,128 Epiroc AB, Class B 50,040
243,200 Granges AB 2,287,782
150,408 Hexagon AB 1,280,083
123,672 Hexpol AB 1,095,804
13,183 Indutrade AB 243,475
24,253 Investor AB, Class B 464,312
46,427 Inwido AB 466,663
12,668 Kinnevik AB
a
125,805
2,431 L E Lundbergforetagen AB 101,364
29,171 Lifco AB 510,298
31,896 Lindab International AB 465,660
57,492 NCC AB 621,540
83,325 Nobia AB
a
62,202
49,137 Nyfosa AB 263,464
22,794 Pandox AB 241,888
34,931 Peab AB 143,293
13,467 Platzer Fastigheter Holding AB 82,832
2,928 SKF AB 48,609
565,660 SSAB AB, Class A 3,187,485
347,322 SSAB AB, Class B 1,905,397
16,882 Svolder AB 78,372
44,632 Sweco AB 416,246
16,213 Swedbank AB 298,018
29,033 Trelleborg AB 721,350
1,344 Troax Group AB 19,030
14,319 Vitrolife AB 191,837
18,719 Volvo AB, Class B 385,567
Total 30,005,697
Switzerland (6.4%)
129 Bucher Industries AG 49,210
1,352 Burckhardt Compression Holding
AG 735,774
6,085 Cembra Money Bank AG 412,623
12,163 Coca-Cola HBC AG 332,584
34,948 Compagnie Financiere Richemont
SA 4,256,081
1,564 DKSH Holding AG 105,792
Shares Common Stock (96.1%) Value
Switzerland (6.4%) - continued
11,529 Galenica AG
b
$ 851,713
114,860 Holcim AG 7,352,063
3,003 Huber+Suhner AG 216,496
1,609 Implenia AG 52,774
47 LEM Holding SA 105,004
146 Lindt & Spruengli AG 1,622,432
236 Medmix AG
b
5,995
136,426 Nestle SA 15,442,880
244,392 Novartis AG 24,959,423
2,608 Partners Group Holding AG 2,927,729
32,553 PSP Swiss Property AG 3,840,664
14,443 Roche Holding AG, Participation
Certificates 3,942,955
874 Schindler Holding AG 168,165
18,215 Schindler Holding AG, Participation
Certificates 3,628,425
1,235 Siegfried Holding AG 1,054,846
17,337 Sika AG 4,392,519
14,238 Swiss Prime Site AG 1,303,471
8,172 Tecan Group AG 2,746,782
17,884 Temenos AG 1,250,813
2,619 u-blox Holding AG 221,997
1,573 Vontobel Holding AG 93,392
667 Zehnder Group AG 39,100
Total 82,111,702
Taiwan (1.4%)
19,057 ASE Technology Holding Company,
Ltd. ADR 143,309
113,000 Asia Cement Corporation 139,201
13,000 Asustek Computer, Inc. 147,928
361,000 Capital Securities Corporation 163,434
336,000 Cheng Shin Rubber Industry
Company, Ltd. 442,639
5,000 Chicony Power Technology
Company, Ltd. 17,747
14,000 China Steel Chemical Corporation 49,049
224,000 China Steel Corporation 175,288
199,000 Chipbond Technology Corporation 420,933
39,000 Delta Electronics, Inc. 392,805
44,000 Elan Microelectronics Corporation 182,107
66,000 Everlight Electronics Company, Ltd. 95,961
113,000 Feng Hsin Steel Company, Ltd. 235,372
24,000 Getac Holdings Corporation 57,808
10,000 Global Mixed Mode Technology,
Inc. 81,019
3,000 Grape King Bio, Ltd. 14,506
1,100 Hotai Motor Company, Ltd.
a
22,355
8,000 Makalot Industrial Company, Ltd. 83,317
29,000 MediaTek, Inc. 663,023
72,000 Micro-Star International Company,
Ltd. 366,287
315,000 Nan Ya Plastics Corporation 649,853
74,000 Novatek Microelectronics
Corporation 971,738
188,000 Pou Chen Corporation 167,046
46,000 Powertech Technology, Inc. 144,776
14,000 President Chain Store Corporation 113,811
129,000 Quanta Computer, Inc. 965,450
40,000 Radiant Opto-Electronics
Corporation 152,407
73,000 Realtek Semiconductor Corporation 896,324
37,000 Sigurd Microelectronics
Corporation 65,879

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Taiwan (1.4%) - continued
9,180 SinoPac Financial Holdings
Company, Ltd. $ 4,952
27,000 Systex Corporation 88,631
113,485 Taichung Commercial Bank
Company, Ltd.
a
51,527
448,800 Taiwan Cooperative Financial
Holding Company, Ltd. 356,113
442,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,215,758
90,947 Topco Scientific Company, Ltd. 478,005
6,000 TTY Biopharm Company, Ltd. 14,359
197,000 Uni-President Enterprises
Corporation 428,172
34,000 USI Corporation 21,854
73,000 Winbond Electronics Corporation 57,380
889,556 Yuanta Financial Holding Company,
Ltd.
a
691,020
Total 17,429,143
Thailand (0.1%)
59,700 Bangchak Corporation pcl NVDR 66,964
256,700 Bangkok Dusit Medical Services
pcl NVDR 188,007
123,200 Home Product Center pcl NVDR 42,192
605,100 Krung Thai Bank pcl NVDR 314,980
1,291,900 Land and Houses pcl NVDR 276,249
46,000 PTT pcl NVDR 42,189
Total 930,581
Turkey (0.1%)
43,582 BIM Birlesik Magazalar AS 435,995
64,753 KOC Holding AS 346,135
2,200 Tofas Turk Otomobil Fabrikasi AS 23,679
45,097 Turk Hava Yollari Anonim Ortakligi
a
398,044
Total 1,203,853
United Arab Emirates (0.2%)
19,939 Abu Dhabi Islamic Bank PJSC 61,125
59,115 Aldar Properties PJSC 92,722
239,740 Deyaar Development PJSC
a
43,945
249,546 Dubai Islamic Bank PJSC 397,494
441,021 Emaar Properties PJSC 965,146
62,602 Emirates Central Cooling Systems
Corporation 32,139
166,147 Emirates NBD Bank PJSC 805,169
Total 2,397,740
United Kingdom (10.7%)
26,579 3i Group plc 669,015
111,273 AstraZeneca plc 15,009,094
769,662 Auto Trader Group plc
b
5,783,255
33,993 Babcock International Group plc
a
170,849
49,167 BAE Systems plc 597,473
163,951 Balfour Beatty plc 642,121
732,390 Barclays plc 1,411,638
16,317 Bellway plc 453,322
4,533 Big Yellow Group plc 51,656
9,232 Bodycote plc 73,498
1,086,604 BP plc 7,004,221
47,972 Breedon Group plc 192,567
41,062 Britvic plc 435,070
32,275 Bunzl plc 1,149,442
11,186 Bytes Technology Group plc 68,077
13,424 Central Asia Metals plc 30,792
26,606 Coca-Cola European Partners plc 1,662,343
Shares Common Stock (96.1%) Value
United Kingdom (10.7%) - continued
127,908 Compass Group plc $ 3,113,504
19,746 Computacenter plc 608,022
187,895 Diageo plc 6,927,378
39,819 Domino's Pizza Group plc 182,868
39,303 Drax Group plc 210,422
116,216 DS Smith plc 405,331
4,011 easyJet plc
a
20,790
99,833 Evraz plc
a,c
12
83,275 FirstGroup plc 153,114
813 Games Workshop Group plc 104,683
8,910 Genus plc 227,258
11,842 Greggs plc 352,547
201,873 GSK plc 3,652,671
247,031 Halma plc 5,820,266
68,545 Harbour Energy plc 214,660
45,344 Hays plc 60,143
42,576 Hikma Pharmaceuticals plc 1,081,147
1,704,151 HSBC Holdings plc 13,335,724
251,963 IG Group Holdings plc 1,972,534
8,953 IMI plc 170,372
238,450 Imperial Brands plc 4,837,327
75,724 Inchcape plc 697,455
87,444 InterContinental Hotels Group plc 6,466,903
5,534 Intermediate Capital Group plc 92,891
22,802 J D Wetherspoon plc
a
192,381
24,512 Jet2 plc 322,311
16,433 Lancashire Holdings, Ltd. 118,295
4,983 Liontrust Asset Management plc 36,751
1,217,688 Lloyds TSB Group plc 654,383
257,235 Marks & Spencer Group plc
a
739,869
34,789 Mondi plc 580,349
291,563 Moneysupermarket.com Group plc 863,021
12,218 Morgan Sindall Group plc 304,713
24,683 Next plc 2,189,188
41,844 PageGroup plc 213,964
97,811 Paragon Banking Group plc 584,374
179,802 Pets at Home Group plc 730,736
42,124 Playtech plc
a
232,309
91,924 Redde Northgate plc 379,091
15,982 Redrow plc 96,164
284,434 RELX plc 9,596,842
251,480 Rightmove plc 1,716,185
90,305 Rio Tinto plc 5,670,510
138,472 Rotork plc 524,595
8,420 RS Group plc 75,201
37,069 Safestore Holdings plc 331,185
138,030 Sage Group plc 1,661,050
433,353 Serco Group plc 787,818
562,028 Shell plc 17,813,148
28,699 Spectris plc 1,186,469
5,293 Spirax-Sarco Engineering plc 612,686
142,614 SSP Group plc
a
352,533
62,093 Standard Chartered plc 571,106
431,337 Tesco plc 1,387,398
4,372 TORM plc 118,327
6,331 Tritax Big Box REIT plc 10,774
44,212 Virgin Money UK plc 88,841
33,278 Watches of Switzerland Group plc
a,b
216,727
18,172 Whitbread plc 764,917
117,306 Wickes Group plc 196,512
27,364 YouGov plc 250,402
5,423 Young & Company's Brewery plc 70,798
Total 138,354,378

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
United States (0.1%)
17,328 Yum China Holding, Inc. $ 965,516
Total 965,516
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a,c
0
Total 0
Total Common Stock
(cost $1,156,878,162) 1,238,602,097
Shares
Collateral Held for Securities
Loaned ( 0.2% )
3,033,550 Thrivent Cash Management Trust 3,033,550
Total Collateral Held for
Securities Loaned
(cost $3,033,550) 3,033,550
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
26,600 Companhia de Saneamento do
Parana 24,184
Total 24,184
Germany (<0.1%)
4,164 Bayerische Motoren Werke AG 387,588
Total 387,588
Russian Federation (<0.1%)
171 Transneft PJSC
a,c,e
0
Total 0
South Korea (0.1%)
20,184 Samsung Electronics Company,
Ltd. 813,142
Total 813,142
Total Preferred Stock
(cost $1,603,251) 1,224,914
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
g
483,225
7,010,000 6.000%,  5/16/2024
g
368,025
1,326,000 6.000%,  11/15/2026
g
69,615
1,410,000 5.375%,  4/12/2027
g
74,025
210,000 5.500%,  4/12/2037
g
11,025
Total 1,005,915
Total Long-Term Fixed Income
(cost $7,583,707) 1,005,915
Shares or
Principal
Amount Short-Term Investments ( 3.1% )
Federal Home Loan Bank Discount
Notes
100,000 5.270%,  10/25/2023
h,i
99,673
500,000 5.284%,  11/15/2023
h,i
496,874
100,000 5.315%,  12/13/2023
h,i
98,976
100,000 5.320%,  12/14/2023
h,i
98,962
1,300,000 5.315%,  12/15/2023
h,i
1,286,323
Shares or
Principal
Amount Short-Term Investments (3.1%) Value
Thrivent Core Short-Term Reserve
Fund
3,826,018 5.650% $ 38,260,185
Total Short-Term Investments
(cost $40,299,203) 40,340,993
Total Investments (cost
$1,209,397,873) 99.6% $1,284,207,469
Other Assets and Liabilities,
Net 0.4% 4,760,618
Total Net Assets 100.0% $1,288,968,087
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $22,696,968 or
1.8% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 2,883,637
Total lending $2,883,637
Gross amount payable upon return of
collateral for securities loaned $3,033,550
Net amounts due to counterparty $149,913
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 59,836,137 2,747,563 57,088,573 1
Consumer Discretionary 161,179,354 3,594,011 157,585,343 –
Consumer Staples^ 76,894,208 2,332,855 74,560,763 590
Energy^ 80,834,937 7,834,860 73,000,052 25
Financials^ 218,984,030 441,568 218,542,462 0
Health Care 159,437,913 318,903 159,119,010 –
Industrials 177,343,116 27,260 177,315,856 –
Information Technology 135,033,643 6,587,213 128,446,430 –
Materials^ 107,838,621 1,545,602 106,293,005 14
Real Estate 27,082,137 260,333 26,821,804 –
Utilities 34,138,001 113,822 34,024,179 –
Preferred Stock
Consumer Discretionary 387,588 – 387,588 –
Energy^ – – – 0
Information Technology 813,142 – 813,142 –
Utilities 24,184 – 24,184 –
Long-Term Fixed Income
Energy 1,005,915 – 1,005,915 –
Short-Term Investments 2,080,808 – 2,080,808 –
Subtotal Investments in Securities $1,242,913,734 $25,803,990 $1,217,109,114 $630
Other Investments  * Total
Affiliated Short-Term Investments 38,260,185
Collateral Held for Securities Loaned 3,033,550
Subtotal Other Investments $41,293,735
Total Investments at Value $1,284,207,469
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,472,071 1,472,071 – –
Total Liability Derivatives $1,472,071 $1,472,071 $– $–

International Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$2,080,808 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 486 December 2023 $ 51,002,291 ( $ 1,393,841)
ICE US mini MSCI Emerging Markets Index 65 December 2023 3,183,605 (78,230)
Total Futures Long Contracts $ 54,185,896 ( $ 1,472,071)
Total Futures Contracts $ 54,185,896 ($1,472,071)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $80,260 $467,057 $509,057 $38,260 3,826 3.0%
Total Affiliated Short-Term Investments 80,260 38,260 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 982 87,555 85,503 3,034 3,034 0.2
Total Collateral Held for Securities Loaned 982 3,034 0.2
Total Value $81,242 $41,294
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $2,259
Total Income/Non Income Cash from Affiliated
Investments $2,259
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 178
Total Affiliated Income from Securities Loaned, Net $178
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .7% ) Value
Australia (7.0%)
2,709 Ampol, Ltd. $ 58,488
14,315 APA Group 76,153
6,689 Aristocrat Leisure, Ltd. 174,760
2,201 ASX, Ltd. 80,508
20,924 Aurizon Holdings, Ltd. 46,784
34,162 Australia and New Zealand
Banking Group, Ltd. 560,314
57,585 BHP Group, Ltd. 1,617,612
5,179 BlueScope Steel, Ltd. 64,134
15,793 Brambles, Ltd. 145,083
746 Cochlear, Ltd. 122,182
15,214 Coles Group, Ltd. 151,849
19,054 Commonwealth Bank of Australia 1,217,095
6,520 Computershare, Ltd. 108,653
5,483 CSL, Ltd. 883,328
12,226 DEXUS Property Group 56,991
16,287 Endeavour Group, Ltd. 54,989
19,250 Fortescue Metals Group, Ltd. 255,891
19,273 Goodman Group 264,153
21,775 GPT Group 54,225
2,848 IDP Education, Ltd. 38,976
7,747 Independence Group NL 62,170
27,743 Insurance Australia Group, Ltd. 100,639
7,836 Lendlease Corporation, Ltd. 35,936
25,301 Lottery Corporation, Ltd. 76,460
4,174 Macquarie Group, Ltd. 446,986
31,306 Medibank Private, Ltd. 69,097
1,990 Mineral Resources, Ltd. 85,454
44,854 Mirvac Group 60,965
35,688 National Australia Bank, Ltd. 662,525
10,165 Newcrest Mining, Ltd. 160,165
13,075 Northern Star Resources, Ltd. 86,821
5,178 Orica, Ltd. 51,629
19,583 Origin Energy, Ltd. 110,271
30,673 Pilbara Minerals, Ltd. 83,682
9,778 Qantas Airways, Ltd.
a
32,370
16,961 QBE Insurance Group, Ltd. 169,903
2,094 Ramsay Health Care, Ltd. 69,501
601 REA Group, Ltd. 59,356
2,570 Reece, Ltd. 30,592
4,220 Rio Tinto, Ltd. 304,380
36,919 Santos, Ltd. 186,110
59,001 Scentre Group 92,712
4,049 SEEK, Ltd. 57,201
5,084 Sonic Healthcare, Ltd. 97,079
51,670 South32, Ltd. 111,566
27,136 Stockland 67,915
14,397 Suncorp Group, Ltd. 128,272
45,970 Telstra Corporation, Ltd. 113,576
35,018 Transurban Group 284,544
8,206 Treasury Wine Estates, Ltd. 64,800
43,985 Vicinity Centres 47,669
2,667 Washington H. Soul Pattinson and
Company, Ltd. 55,636
12,896 Wesfarmers, Ltd. 436,452
39,889 Westpac Banking Corporation 539,202
1,886 Wisetech Global, Ltd. 78,289
21,584 Woodside Energy Group, Ltd. 501,851
13,853 Woolworths, Ltd. 331,658
Total 11,985,602
Austria (0.2%)
3,909 Erste Group Bank AG 135,005
1,674 OMV AG 79,958
774 Verbund AG 62,966
Shares Common Stock (97.7%) Value
Austria (0.2%) - continued
1,319 Voestalpine AG $ 35,910
Total 313,839
Belgium (0.8%)
1,816 Ageas SA NV 74,794
9,874 Anheuser-Busch InBev NV 547,377
244 D'ieteren Group 41,137
334 Elia System Operator SA 32,685
1,084 Groupe Bruxelles Lambert SA 80,661
2,845 KBC Groep NV 177,120
5 Lotus Bakeries NV 40,651
175 Sofina SA 35,370
842 Solvay SA 93,049
1,437 UCB SA 117,704
2,381 Umicore SA 56,374
1,884 Warehouses De Pauw CVA 46,561
Total 1,343,483
Bermuda (0.1%)
7,000 CK Infrastructure Holdings, Ltd. 33,028
12,600 Hongkong Land Holdings, Ltd. 44,936
1,800 Jardine Matheson Holdings, Ltd. 83,556
Total 161,520
Cayman Islands (0.3%)
19,600 Budweiser Brewing Company
APAC, Ltd.
b
38,518
24,800 ESR Cayman, Ltd.
b
34,669
631 Futu Holdings, Ltd. ADR
a
36,478
21,297 Grab Holdings, Ltd.
a
75,392
27,600 Sands China, Ltd.
a
83,931
4,148 Sea, Ltd. ADR
a
182,305
15,000 SITC International Holdings
Company, Ltd. 25,167
95,033 WH Group, Ltd.
b
49,742
19,000 Wharf Real Estate Investment
Company, Ltd. 73,225
Total 599,427
Denmark (3.2%)
34 A.P. Moller - Maersk AS, Class A 60,170
55 A.P. Moller - Maersk AS, Class B 98,939
1,119 Carlsberg AS 141,089
1,199 Christian Hansen Holding AS 73,347
1,553 Coloplast AS 164,334
7,841 Danske Bank AS 181,958
1,146 Demant AS
a
47,320
2,116 DSV AS 394,297
751 Genmab AS
a
265,892
37,096 Novo Nordisk AS 3,377,637
2,325 Novozymes AS 93,546
2,150 Orsted AS
b
116,967
961 Pandora AS 99,167
105 Rockwool International AS 25,377
3,969 Tryg AS 72,630
11,480 Vestas Wind Systems AS
a
245,602
Total 5,458,272
Finland (1.1%)
1,617 Elisa Oyj 74,985
5,100 Fortum Oyj 59,145
3,105 Kesko Oyj 55,630
3,864 KONE Oyj 162,829
7,539 Metso Oyj 79,061
4,809 Neste Oil Oyj 162,874

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Finland (1.1%) - continued
60,823 Nokia Oyj $ 228,699
36,619 Nordea Bank Abp 401,481
1,224 Orion Oyj 48,086
5,228 Sampo Oyj 226,014
6,613 Stora Enso Oyj 82,883
6,067 UPM-Kymmene Oyj 207,740
5,381 Wartsila Corporation 60,988
Total 1,850,415
France (10.9%)
2,108 Accor SA 70,902
337 Aeroports de Paris SA 39,743
5,954 Air Liquide SA 1,002,842
3,256 Alstom SA 77,386
695 Amundi SA
b
39,036
682 Arkema SA 67,136
20,862 AXA SA 618,952
471 BioMerieux 45,565
11,926 BNP Paribas SA 758,330
8,387 Bollore SA 45,015
2,167 Bouygues SA 75,768
3,353 Bureau Veritas SA 83,141
1,875 Capgemini SA 327,176
6,792 Carrefour SA 116,653
7,712 Cie Generale des Etablissements
Michelin SCA 236,041
5,258 Compagnie de Saint-Gobain SA 314,694
574 Covivio 25,461
13,759 Credit Agricole SA 169,164
7,319 Danone SA 403,700
235 Dassault Aviation SA 44,262
7,616 Dassault Systemes SE 282,877
2,837 Edenred SE 177,471
836 Eiffage SA 79,351
20,762 Engie SA 318,410
3,352 EssilorLuxottica SA 583,066
495 Eurazeo SE 29,455
523 Gecina SA 53,324
4,064 Groupe Eurotunnel SA 64,788
360 Hermes International SCA 656,218
429 Ipsen SA 56,208
846 Kering SA 384,391
2,446 Klepierre SA 59,892
1,194 La Francaise des Jeux SAEM
b
38,781
3,033 Legrand SA 279,940
2,742 L'Oreal SA 1,136,318
3,139 LVMH Moet Hennessy Louis Vuitton
SE 2,369,414
21,167 Orange SA 242,791
2,325 Pernod-Ricard SA 387,089
2,602 Publicis Groupe SA 196,952
260 Remy Cointreau SA 31,698
2,185 Renault SA 89,403
3,885 Safran SA 608,815
12,915 Sanofi 1,386,751
314 Sartorius Stedim Biotech 74,702
6,186 Schneider Electric SE 1,019,405
283 SEB SA 26,400
8,269 Societe Generale SA 200,090
1,006 Sodexo SA 103,565
672 Teleperformance SE 84,374
1,195 Thales SA 167,949
25,562 TotalEnergies SE 1,680,685
2,353 Valeo SE 40,377
7,725 Veolia Environnement SA 223,300
Shares Common Stock (97.7%) Value
France (10.9%) - continued
6,041 Vinci SA $ 668,322
7,766 Vivendi SE 68,016
303 Wendel SA 23,951
2,731 Worldline SA
a,b
76,663
Total 18,532,169
Germany (7.8%)
1,842 Adidas AG 323,103
4,585 Allianz SE 1,091,121
10,161 BASF SE 459,937
11,168 Bayer AG 536,337
3,422 Bayerische Motoren Werke AG 347,563
931 Bechtle AG 43,357
1,146 Beiersdorf AG 147,822
1,665 Brenntag AG 128,832
458 Carl Zeiss Meditec AG 39,925
12,101 Commerzbank AG 137,338
1,250 Continental AG 87,827
2,196 Covestro AG
a,b
118,090
5,613 Daimler Truck Holding AG 194,346
1,991 Delivery Hero AG
a,b
56,850
22,033 Deutsche Bank AG 242,149
2,160 Deutsche Boerse AG 373,025
6,795 Deutsche Lufthansa AG
a
53,772
11,268 Deutsche Post AG 457,205
36,844 Deutsche Telekom AG 772,870
1,294 Dr. Ing. h.c. F. Porsche AG
b
121,412
25,521 E.ON SE 301,812
2,384 Evonik Industries AG 43,485
2,335 Fresenius Medical Care AG &
Company KGaA 100,386
4,802 Fresenius SE & Company KGaA 149,151
1,744 GEA Group AG 64,274
685 Hannover Rueckversicherung SE 150,302
1,646 Heidelberg Materials AG 127,483
1,748 HelloFresh SE
a
51,941
1,181 Henkel AG & Company KGaA 74,464
14,845 Infineon Technologies AG 491,678
825 Knorr-Bremse AG 52,303
842 LEG Immobilien AG
a
57,902
9,121 Mercedes-Benz Group AG 634,792
1,469 Merck KGaA 244,893
612 MTU Aero Engines AG 110,839
1,551 Muenchener Rueckversicherungs-
Gesellschaft AG 604,041
656 Nemetschek SE 39,923
1,741 Porsche Automobil Holding SE 85,639
1,200 PUMA SE 74,199
58 Rational AG 36,697
495 Rheinmetall AG 127,339
7,187 RWE AG 266,780
11,870 SAP SE 1,536,477
298 Sartorius AG 100,931
849 Scout24 SE
b
58,868
8,639 Siemens AG 1,234,589
5,906 Siemens Energy AG
a
76,971
3,206 Siemens Healthineers AG
b
162,166
1,509 Symrise AG 143,655
720 Talanx AG 45,569
10,144 Telefonica Deutschland Holding AG 18,143
335 Volkswagen AG 43,995
8,334 Vonovia SE 199,669
207 Wacker Chemie AG 29,559

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Germany (7.8%) - continued
2,547 Zalando SE
a,b
$ 56,590
Total 13,330,386
Hong Kong (2.0%)
131,400 AIA Group, Ltd. 1,062,651
42,000 BOC Hong Kong (Holdings), Ltd. 114,655
22,500 CK Asset Holdings, Ltd. 118,184
30,500 CK Hutchison Holdings, Ltd. 161,927
18,500 CLP Holdings, Ltd. 136,602
25,000 Galaxy Entertainment Group, Ltd. 149,590
20,000 Hang Lung Properties, Ltd. 27,363
8,700 Hang Seng Bank, Ltd. 107,945
17,000 Henderson Land Development
Company, Ltd. 44,641
43,000 HKT Trust and HKT, Ltd. 44,839
127,162 Hong Kong and China Gas
Company, Ltd. 88,478
13,700 Hong Kong Exchanges & Clearing,
Ltd. 508,445
28,760 Link REIT 140,623
17,500 MTR Corporation, Ltd. 69,132
17,000 New World Development Company,
Ltd. 32,961
15,500 Power Assets Holdings, Ltd. 74,857
42,571 Sino Land Company, Ltd. 47,877
16,500 Sun Hung Kai Properties, Ltd. 176,054
5,000 Swire Pacific, Ltd. 33,678
13,200 Swire Properties, Ltd. 27,452
15,500 Techtronic Industries Company,
Ltd. 149,631
19,000 Xinyi Glass Holdings Company,
Ltd. 24,483
Total 3,342,068
Ireland (0.9%)
16,373 AIB Group plc 73,387
12,011 Bank of Ireland Group plc 117,415
8,248 CRH plc
c
428,842
1,123 DCC plc 62,877
2,007 Flutter Entertainment plc
a
327,403
5,003 James Hardie Industries plc
a
130,845
1,812 Kerry Group plc 151,401
1,758 Kingspan Group plc 131,293
2,957 Smurfit Kappa Group plc 98,231
Total 1,521,694
Isle of Man (<0.1%)
7,261 Entain plc 82,354
Total 82,354
Israel (0.7%)
482 Azrieli Group, Ltd. 24,742
14,441 Bank Hapoalim BM 128,664
17,448 Bank Leumi Le-Israel BM 144,572
1,064 Check Point Software Technologies,
Ltd.
a
141,810
475 CyberArk Software, Ltd.
a
77,791
302 Elbit Systems, Ltd. 59,858
1,000 Global-e Online, Ltd.
a
39,740
8,794 ICL Group, Ltd. 48,526
14,062 Israel Discount Bank, Ltd. 76,218
1,755 Mizrahi Tefahot Bank, Ltd. 63,732
247 Monday.com, Ltd.
a
39,327
719 NICE, Ltd.
a
122,632
Shares Common Stock (97.7%) Value
Israel (0.7%) - continued
12,736 Teva Pharmaceutical Industries,
Ltd. ADR
a
$ 129,907
617 Wix.com, Ltd.
a
56,641
Total 1,154,160
Italy (1.9%)
1,415 Amplifon SPA 41,885
11,521 Assicurazioni Generali SPA 235,171
5,942 Davide Campari-Milano NV 69,951
254 DiaSorin SPA 23,130
92,455 Enel SPA 567,003
26,863 Eni SPA 431,522
6,941 Finecobank Banca Fineco SPA 83,815
3,820 Infrastrutture Wireless Italiane SPA
b
45,391
176,654 Intesa Sanpaolo SPA 452,450
6,275 Mediobanca SPA 82,730
2,341 Moncler SPA 135,673
6,713 Nexi Spa
a,b
40,903
5,939 Poste Italiane SPA
b
62,367
2,985 Prysmian SPA 119,813
1,189 Recordati SPA 56,032
22,923 Snam SPA 107,561
113,267 Telecom Italia SPA
a
35,324
15,994 Terna Rete Elettrica Nazionale SPA 120,298
20,959 UniCredit SPA 499,377
Total 3,210,396
Japan (22.5%)
8,800 Advantest Corporation
a
245,463
7,400 Aeon Company, Ltd. 146,580
2,200 AGC, Inc. 77,104
1,700 Aisin Corporation 64,235
5,100 Ajinomoto Company, Inc. 196,649
1,800 All Nippon Airways Company, Ltd.
a
37,689
5,507 Asahi Group Holdings, Ltd. 205,711
2,500 Asahi Intecc Company, Ltd. 44,821
14,300 Asahi Kasei Corporation 90,011
20,600 Astellas Pharma, Inc. 285,138
1,300 Azbil Corporation 39,714
6,800 Bandai Namco Holdings, Inc. 138,315
1,500 BayCurrent Consulting, Inc. 49,984
6,500 Bridgestone Corporation 253,292
2,600 Brother Industries, Ltd. 41,881
11,400 Canon, Inc. 274,611
2,000 Capcom Company, Ltd. 71,984
8,000 Central Japan Railway Company
a
194,544
6,000 Chiba Bank, Ltd. 43,591
7,300 Chubu Electric Power Company,
Inc. 92,928
7,600 Chugai Pharmaceutical Company,
Ltd. 234,339
12,000 Concordia Financial Group, Ltd. 54,666
4,900 CyberAgent, Inc. 26,377
2,500 Dai Nippon Printing Company, Ltd. 65,045
3,500 Daifuku Company, Ltd. 66,068
10,700 Dai-Ichi Mutual Life Insurance
Company, Ltd. 220,894
21,000 Daiichi Sankyo Company, Ltd. 574,924
3,000 Daikin Industries, Ltd. 470,315
700 Daito Trust Construction Company,
Ltd. 73,733
6,700 Daiwa House Industry Company,
Ltd. 179,824
25 Daiwa House REIT Investment
Corporation 44,109

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Japan (22.5%) - continued
15,200 Daiwa Securities Group, Inc. $ 87,652
19,600 Denso Corporation
a
314,499
2,300 Dentsu Group, Inc. 67,647
1,000 DISCO Corporation 184,756
3,400 East Japan Railway Company 194,572
2,900 Eisai Company, Ltd. 160,729
32,800 Eneos Holdings, Inc. 129,105
10,800 FANUC Corporation 280,880
2,000 Fast Retailing Company, Ltd. 435,630
1,400 Fuji Electric Company, Ltd. 63,050
4,200 FUJIFILM Holdings NPV 242,973
2,000 Fujitsu, Ltd. 235,222
53 GLP J-REIT 47,372
500 GMO Payment Gateway, Inc. 27,282
2,400 Hakuhodo DY Holdings, Inc. 19,714
1,600 Hamamatsu Photonics KK 67,286
2,600 Hankyu Hanshin Holdings, Inc. 88,714
200 Hikari Tsushin, Inc. 30,459
400 Hirose Electric Company, Ltd. 46,269
1,200 Hitachi Construction Machinery
Company, Ltd. 36,415
10,700 Hitachi, Ltd. 663,160
52,500 Honda Motor Company, Ltd.
a
590,609
1,200 Hoshizaki Corporation 41,657
4,000 Hoya Corporation 409,670
4,400 Hulic Company, Ltd. 39,454
1,300 IBIDEN Company, Ltd. 68,953
2,200 Idemitsu Kosan Company, Ltd. 50,435
1,800 Iida Group Holdings Company, Ltd. 29,870
11,000 Inpex Corporation 164,982
6,600 Isuzu Motors, Ltd. 82,973
13,500 ITOCHU Corporation 487,538
1,600 Japan Airlines Company, Ltd. 31,087
5,700 Japan Exchange Group, Inc. 105,600
79 Japan Metropolitan Fund
Investment Corporation 51,236
16,400 Japan Post Bank Company, Ltd. 142,710
25,600 Japan Post Holdings Company,
Ltd. 204,804
2,200 Japan Post Insurance Company,
Ltd. 37,001
15 Japan Real Estate Investment
Corporation 58,451
13,600 Japan Tobacco, Inc. 312,909
5,600 JFE Holdings, Inc. 82,008
2,000 JSR Corporation 53,655
4,800 Kajima Corporation 78,134
8,000 Kansai Electric Power Company,
Inc. 110,756
5,300 Kao Corporation 196,445
1,600 Kawasaki Kisen Kaisha, Ltd.
d
54,601
17,000 KDDI Corporation 520,378
1,200 Keio Corporation 41,254
1,500 Keisei Electric Railway Company,
Ltd. 51,958
2,200 Keyence Corporation 813,617
1,500 Kikkoman Corporation 78,619
2,100 Kintetsu Group Holdings Company,
Ltd. 59,541
8,800 Kirin Holdings Company, Ltd. 123,204
600 Kobayashi Pharmaceutical
Company, Ltd. 26,760
1,700 Kobe Bussan Company, Ltd. 39,799
1,340 Koei Tecmo Holdings Company,
Ltd. 19,038
2,400 Koito Manufacturing Company, Ltd. 36,191
Shares Common Stock (97.7%) Value
Japan (22.5%) - continued
10,500 Komatsu, Ltd. $ 283,197
1,100 Konami Group Corporation 57,997
400 KOSE Corporation 28,993
11,500 Kubota Corporation 169,174
1,200 Kurita Water Industries, Ltd. 41,759
3,600 Kyocera Corporation 182,512
3,100 Kyowa Hakko Kirin Company, Ltd. 53,899
900 Lasertec Corporation 139,961
3,300 LIXIL Corporation 38,352
30,400 LY Corporation 84,333
5,000 M3, Inc. 90,694
2,500 Makita Corporation 61,648
16,400 Marubeni Corporation 255,647
3,900 MatsukiyoCocokara & Company
a
69,861
6,500 Mazda Motor Corporation 73,804
1,000 McDonald's Holdings Company
(Japan), Ltd. 38,209
2,700 MEIJI Holdings Company, Ltd. 67,106
4,100 Minebea Mitsumu, Inc. 66,802
3,200 MISUMI Group, Inc. 49,832
14,600 Mitsubishi Chemical Group
Corporation 91,981
13,100 Mitsubishi Corporation 624,219
22,000 Mitsubishi Electric Corporation 271,798
12,800 Mitsubishi Estate Company, Ltd. 166,989
9,200 Mitsubishi HC Capital, Inc. 61,300
3,600 Mitsubishi Heavy Industries, Ltd. 200,797
129,800 Mitsubishi UFJ Financial Group,
Inc. 1,099,945
14,900 Mitsui & Company, Ltd. 540,422
1,900 Mitsui Chemicals, Inc. 49,225
10,100 Mitsui Fudosan Company, Ltd. 222,443
3,900 Mitsui O.S.K. Lines, Ltd. 107,168
27,430 Mizuho Financial Group, Inc. 465,705
2,800 MonotaRO Company, Ltd. 29,851
4,900 MS and AD Insurance Group
Holdings, Inc. 179,312
19,500 Murata Manufacturing Company,
Ltd.
a
355,722
2,800 NEC Corporation 154,623
3,900 NEXON Company, Ltd. 69,688
2,700 NGK Insulators, Ltd. 35,785
4,700 Nidec Corporation 217,015
11,800 Nintendo Company, Ltd. 490,325
17 Nippon Building Fund, Inc. 68,842
800 Nippon Express Holdings, Inc. 41,744
10,800 Nippon Paint Holdings Company,
Ltd. 72,534
26 Nippon Prologis REIT, Inc. 48,541
2,000 Nippon Sanso Holdings
Corporation 47,353
9,700 Nippon Steel Corporation 227,253
339,700 Nippon Telegraph and Telephone
Corporation 402,081
5,500 Nippon Yusen Kabushiki Kaisha 142,807
1,400 Nissan Chemical Corporation 59,513
26,400 Nissan Motor Company, Ltd. 116,510
700 Nissin Foods Holdings Company,
Ltd. 58,165
900 Nitori Holdings Company, Ltd. 100,346
1,600 Nitto Denko Corporation 104,921
34,200 Nomura Holdings, Inc. 136,952
1,200 Nomura Real Estate Holdings, Inc. 30,127
48 Nomura Real Estate Master Fund,
Inc. 53,760
4,400 Nomura Research Institute, Ltd. 114,364

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Japan (22.5%) - continued
7,200 NTT Data Group Corporation $ 96,346
7,400 Obayashi Corporation 65,119
800 OBIC Company, Ltd. 121,216
3,600 Odakyu Electric Railway Company,
Ltd. 53,790
9,800 Oji Holdings Corporation 41,231
14,400 Olympus Corporation 186,962
2,000 OMRON Corporation 89,003
4,400 Ono Pharmaceutical Company, Ltd. 84,385
900 Open House Company, Ltd. 30,516
400 Oracle Corporation Japan 29,630
12,400 Oriental Land Company, Ltd. 406,815
13,300 ORIX Corporation 248,343
4,300 Osaka Gas Company, Ltd. 70,756
1,300 Otsuka Corporation 55,001
4,400 Otsuka Holdings Company, Ltd. 156,222
4,300 Pan Pacific International Holdings
Company 90,244
25,100 Panasonic Holdings Corporation 283,323
21,000 Persol Holdings Company, Ltd.
a
34,109
17,000 Rakuten Group, Inc. 69,849
16,400 Recruit Holdings Company, Ltd. 501,759
14,500 Renesas Electronics Corporation
a
221,487
24,300 Resona Holdings, Inc. 134,359
6,200 Ricoh Company, Ltd. 53,493
4,000 Rohm Company, Ltd.
a
75,197
2,800 SBI Holdings, Inc. 58,928
1,800 SCSK Corporation 31,383
2,400 Secom Company, Ltd. 162,818
3,300 Seiko Epson Corporation 51,825
4,400 Sekisui Chemical Company, Ltd. 63,303
6,800 Sekisui House, Ltd. 135,330
8,600 Seven & I Holdings Company, Ltd. 336,692
3,600 SG Holdings Company, Ltd. 46,087
3,000 Sharp Corporation
a
18,677
2,700 Shimadzu Corporation 71,618
900 Shimano, Inc. 120,460
6,300 Shimizu Corporation 43,762
20,700 Shin-Etsu Chemical Company, Ltd. 601,245
3,000 Shionogi & Company, Ltd. 133,813
4,500 Shiseido Company, Ltd. 157,699
5,300 Shizuoka Financial Group, Inc. 43,192
700 SMC Corporation 313,784
32,700 SoftBank Corporation 370,108
11,700 SoftBank Group Corporation 492,869
3,400 Sompo Holdings, Inc. 145,713
14,300 Sony Group Corporation 1,169,391
1,000 Square Enix Holdings Company,
Ltd. 34,265
7,000 Subaru Corporation 136,111
4,000 Sumco Corporation 52,052
16,100 Sumitomo Chemical Company, Ltd. 43,791
11,900 Sumitomo Corporation 237,499
8,100 Sumitomo Electric Industries, Ltd. 97,580
2,800 Sumitomo Metal Mining Company,
Ltd. 82,225
14,400 Sumitomo Mitsui Financial Group,
Inc. 707,415
3,700 Sumitomo Mitsui Trust Holdings,
Inc. 139,294
3,200 Sumitomo Realty & Development
Company, Ltd. 83,077
1,600 Suntory Beverage and Food, Ltd. 48,693
4,200 Suzuki Motor Corporation 168,928
1,900 Sysmex Corporation 90,283
5,700 T&D Holdings, Inc. 93,737
Shares Common Stock (97.7%) Value
Japan (22.5%) - continued
1,900 Taisei Corporation $ 66,872
18,000 Takeda Pharmaceutical Company,
Ltd. 557,937
4,400 TDK Corporation 162,669
7,600 Terumo Corporation 201,178
2,500 TIS, Inc. 54,973
2,100 Tobu Railway Company, Ltd. 53,973
1,300 Toho Company, Ltd. 44,350
20,500 Tokio Marine Holdings, Inc. 474,651
17,400 Tokyo Electric Power Company
Holdings, Inc.
a
77,616
5,400 Tokyo Electron, Ltd. 737,598
4,400 Tokyo Gas Company, Ltd. 99,760
5,700 Tokyu Corporation 65,718
2,800 TOPPAN Holdings, Inc. 66,980
15,800 Toray Industries, Inc. 82,208
3,000 Tosoh Corporation 38,463
1,500 TOTO, Ltd. 38,707
1,700 Toyota Industries Corporation 133,816
120,500 Toyota Motor Corporation 2,161,810
2,400 Toyota Tsusho Corporation 141,159
1,500 Trend Micro, Inc. 56,780
4,600 Unicharm Corporation 162,646
2,300 USS Company, Ltd. 38,022
1,100 Welcia Holdings Company, Ltd. 18,996
2,500 West Japan Railway Company 103,452
2,950 Yakult Honsha Company, Ltd.
a
71,646
1,600 Yamaha Corporation 43,699
3,400 Yamaha Motor Company, Ltd. 89,376
3,000 Yamato Holdings Company, Ltd. 48,829
2,700 Yaskawa Electric Corporation 97,230
2,600 Yokogawa Electric Corporation 50,182
1,100 Zensho Holdings Company, Ltd. 47,767
1,600 ZOZO, Inc. 29,298
Total 38,338,891
Jersey (0.7%)
10,458 Experian plc 342,058
119,727 Glencore plc 681,791
12,218 WPP plc 108,855
Total 1,132,704
Luxembourg (0.2%)
5,817 ArcelorMittal SA 145,635
1,534 Eurofins Scientific SE 86,452
5,368 Tenaris SA 84,792
Total 316,879
Netherlands (5.7%)
4,591 ABN AMRO Bank NV
b
64,882
247 Adyen NV
a,b
183,134
19,325 Aegon, Ltd. 93,141
1,988 AerCap Holdings NV
a
124,588
6,739 Airbus SE 902,005
1,939 Akzo Nobel NV 139,799
636 Argenx SE
a
310,894
534 ASM International NV 222,995
4,583 ASML Holding NV 2,698,243
1,817 ASR Nederland NV 67,987
876 BE Semiconductor Industries NV 85,678
11,632 CNH Industrial NV 141,208
974 Euronext NV
b
67,751
1,233 EXOR NV 109,057
1,433 Ferrari NV 422,428
5,788 Ferrovial SE 176,864

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Netherlands (5.7%) - continued
1,473 Heineken Holding NV $ 111,007
3,274 Heineken NV 288,641
648 IMCD NV 81,930
41,144 ING Groep NV 542,281
1,429 JDE Peet's BV 39,916
36,715 Koninklijke (Royal) KPN NV 120,964
11,041 Koninklijke Ahold Delhaize NV 332,772
10,556 Koninklijke Philips NV 210,616
2,850 NN Group NV 91,366
1,199 OCI NV 33,341
17,375 Prosus NV
a
511,972
2,592 QIAGEN NV
a
104,586
1,255 Randstad Holding NV 69,334
25,149 Stellantis NV 481,564
7,769 STMicroelectronics NV 335,023
9,314 Universal Music Group NV 243,060
2,927 Wolters Kluwer NV 354,388
Total 9,763,415
New Zealand (0.3%)
14,231 Auckland International Airport, Ltd. 67,467
1,746 EBOS Group, Ltd. 35,768
6,586 Fisher & Paykel Healthcare
Corporation, Ltd. 84,914
7,882 Mercury NZ, Ltd. 28,800
14,682 Meridian Energy, Ltd. 45,153
20,973 Spark New Zealand, Ltd. 60,378
1,635 Xero, Ltd.
a
117,586
Total 440,066
Norway (0.7%)
3,313 Adevinta ASA
a
32,639
3,592 Aker BP ASA 99,182
10,521 DNB Bank ASA 211,385
10,267 Equinor ASA 336,471
2,273 Gjensidige Forsikring ASA 33,353
1,000 Kongsberg Gruppen ASA 41,214
4,996 Mowi ASA 88,306
15,082 Norsk Hydro ASA 94,381
8,538 Orkla ASA 63,770
825 SalMar ASA 41,785
7,954 Telenor ASA 90,203
1,882 Yara International ASA 71,063
Total 1,203,752
Portugal (0.2%)
35,671 EDP - Energias de Portugal SA 148,318
5,594 Galp Energia SGPS SA 82,859
3,219 Jeronimo Martins SGPS SA 72,293
Total 303,470
Singapore (1.3%)
60,529 CapitaLand Integrated Commercial
Trust 81,685
29,600 Capitaland Investment, Ltd. 66,883
42,454 Capland Ascendas REIT 85,149
5,700 City Developments, Ltd. 27,508
20,600 DBS Group Holdings, Ltd. 505,929
68,700 Genting Singapore, Ltd. 42,411
1,100 Jardine Cycle & Carriage, Ltd. 25,645
16,600 Keppel Corporation, Ltd. 82,433
39,323 Mapletree Logistics Trust 48,207
26,800 Mapletree Pan Asia Commercial
Trust 27,970
Shares Common Stock (97.7%) Value
Singapore (1.3%) - continued
38,463 Oversea-Chinese Banking
Corporation, Ltd. $ 359,708
504,209 Seatrium, Ltd.
a
49,302
10,200 Sembcorp Industries, Ltd. 37,912
16,900 Singapore Airlines, Ltd. 79,721
9,700 Singapore Exchange, Ltd. 69,006
17,700 Singapore Technologies
Engineering, Ltd. 50,513
93,900 Singapore Telecommunications,
Ltd. 166,212
14,400 United Overseas Bank, Ltd. 299,925
5,300 United Overseas Land, Ltd. 24,791
21,800 Wilmar International, Ltd. 59,324
Total 2,190,234
Spain (2.5%)
281 Acciona SA 35,787
2,490 ACS Actividades de Construccion y
Servicios SA
a
89,515
853 Aena SME SA
b
128,357
5,121 Amadeus IT Holding SA 309,322
67,812 Banco Bilbao Vizcaya Argentaria
SA 548,798
183,972 Banco Santander SA 700,578
46,904 CaixaBank SA 186,865
6,425 Cellnex Telecom SA
b
223,474
749 Corp ACCIONA Energias
Renovables SA 19,292
3,492 EDP Renovaveis SA
a
57,190
2,829 Enagas SA 46,847
3,611 Endesa SA 73,489
3,391 Grifols SA
a
43,920
69,207 Iberdrola SA 774,042
12,400 Industria de Diseno Textil SA 461,430
1,433 Naturgy Energy Group SA 38,985
4,613 Redeia Corporacion SA 72,569
14,521 Repsol SA 238,856
58,831 Telefonica SA 240,345
Total 4,289,661
Supranational (<0.1%)
1,343 Unibail-Rodamco-Westfield
a
66,043
Total 66,043
Sweden (2.8%)
1,480 AB Industrivarden, Class A 39,026
1,755 AB Industrivarden, Class C 46,246
3,289 Alfa Laval AB 112,674
11,394 Assa Abloy AB 247,575
30,534 Atlas Copco AB, Class A 410,092
17,743 Atlas Copco AB, Class B 207,505
4,375 Beijer Ref AB 46,031
3,109 Boliden AB 89,218
7,491 Epiroc AB, Class A 142,234
4,433 Epiroc AB, Class B 70,916
4,042 EQT AB 79,640
6,924 Essity Aktiebolag 149,332
2,083 Evolution Gaming Group AB
b
210,194
7,411 Fastighets AB Balder
a
33,222
2,600 Getinge AB 45,688
7,342 Hennes & Mauritz AB 104,111
23,601 Hexagon AB 200,862
1,066 Holmen AB 41,436
3,975 Husqvarna AB 30,334
3,106 Indutrade AB 57,364

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Sweden (2.8%) - continued
1,683 Investment AB Latour $ 29,580
19,675 Investor AB, Class B 376,668
864 L E Lundbergforetagen AB 36,026
2,650 Lifco AB 46,357
17,227 NIBE Industrier AB 112,626
910 Saab AB 46,315
2,242 Sagax AB 42,588
12,120 Sandvik AB 223,012
5,591 Securitas AB 44,209
18,039 Skandinaviska Enskilda Banken AB 215,058
3,868 Skanska AB 63,515
3,874 SKF AB 64,314
6,887 Svenska Cellulosa AB SCA 94,298
16,580 Svenska Handelsbanken AB 147,527
9,651 Swedbank AB 177,399
1,962 Swedish Orphan Biovitrum AB
a
40,089
262 Swedish Orphan Biovitrum AB,
Rights
a,c
5,354
6,118 Tele2 AB 46,787
33,287 Telefonaktiebolaget LM Ericsson 162,166
26,819 Telia Company AB 55,320
2,276 Volvo AB, Class A 47,265
17,154 Volvo AB, Class B 353,332
6,774 Volvo Car AB
a
27,400
Total 4,820,905
Switzerland (9.9%)
18,184 ABB, Ltd. 649,045
1,819 Adecco SA 74,712
5,680 Alcon, Inc. 438,311
384 Bachem Holding AG 28,324
521 Baloise Holding AG 75,428
342 Banque Cantonale Vaudoise 35,788
41 Barry Callebaut AG 65,200
240 BKW FMB Energie 42,250
1 Chocoladefabriken Lindt and
Spruengli AG 109,496
2,453 Clariant AG 38,675
2,512 Coca-Cola HBC AG 68,688
5,934 Compagnie Financiere Richemont
SA 722,662
2,114 DSM-Firmenich AG 178,639
1,096 Dufry AG
a
41,610
80 EMS-CHEMIE Holding AG 54,212
380 Geberit AG 189,498
105 Givaudan SA 341,862
422 Helvetia Holding AG 58,949
5,925 Holcim AG 379,253
2,342 Julius Baer Group, Ltd. 149,906
618 Kuehne & Nagel International AG 175,593
11 Lindt & Spruengli AG 122,238
1,866 Logitech International SA 128,378
847 Lonza Group AG 391,777
30,351 Nestle SA 3,435,612
23,300 Novartis AG 2,379,597
258 Partners Group Holding AG 289,629
364 Roche Holding AG, Bearer Shares 106,939
7,986 Roche Holding AG, Participation
Certificates 2,180,187
267 Schindler Holding AG 51,373
463 Schindler Holding AG, Participation
Certificates 92,230
1,704 SGS SA 143,009
3,476 SIG Group AG 85,633
1,664 Sika AG 421,593
Shares Common Stock (97.7%) Value
Switzerland (9.9%) - continued
591 Sonova Holding AG $ 139,876
1,269 Straumann Holding AG 161,517
329 Swatch Group AG, Bearer Shares 84,609
598 Swatch Group AG, Registered
Shares 29,206
336 Swiss Life Holding AG 209,052
872 Swiss Prime Site AG 79,831
3,429 Swiss Re AG 352,160
294 Swisscom AG 174,574
725 Temenos AG 50,707
37,387 UBS Group AG 920,924
307 VAT Group AG
b
109,551
1,710 Zurich Insurance Group AG 782,420
Total 16,840,723
United Kingdom (14.0%)
11,064 3i Group plc 278,490
21,860 ABRDN plc 41,302
2,413 Admiral Group plc 69,735
14,445 Anglo American plc 396,656
4,483 Antofagasta plc 77,824
4,981 Ashtead Group plc 302,063
3,953 Associated British Foods plc 99,315
17,618 AstraZeneca plc 2,376,410
10,442 Auto Trader Group plc
b
78,462
31,127 Aviva PLC 147,330
34,652 BAE Systems plc 421,088
176,829 Barclays plc 340,827
11,078 Barratt Developments plc 59,396
1,210 Berkeley Group Holdings plc 60,427
197,245 BP plc 1,271,436
24,151 British American Tobacco plc 758,314
73,405 BT Group plc 104,240
3,842 Bunzl plc 136,829
4,287 Burberry Group plc 99,351
63,253 Centrica plc 118,974
2,347 Coca-Cola European Partners plc 146,641
19,706 Compass Group plc 479,678
1,587 Croda International plc 94,795
25,543 Diageo plc 941,728
2,108 Endeavour Mining plc 40,693
46,550 GSK plc 842,271
62,984 Haleon plc 261,076
4,316 Halma plc 101,689
4,044 Hargreaves Lansdown plc 38,034
1,884 Hikma Pharmaceuticals plc 47,841
224,707 HSBC Holdings plc 1,758,430
9,814 Imperial Brands plc 199,092
15,910 Informa plc 145,283
1,913 InterContinental Hotels Group plc 141,476
1,835 Intertek Group plc 91,767
18,955 J Sainsbury plc 58,373
29,459 JD Sports Fashion plc 53,513
2,085 Johnson Matthey plc 41,278
21,654 Kingfisher plc 58,783
8,008 Land Securities Group plc 57,402
67,952 Legal & General Group plc 183,359
732,079 Lloyds TSB Group plc 393,418
4,826 London Stock Exchange Group plc 483,693
25,495 M&G plc 61,084
15,363 Melrose Industries plc 87,576
5,519 Mondi plc 92,068
41,855 National Grid plc 500,562
66,070 NatWest Group plc 188,998
1,369 Next plc 121,420

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
United Kingdom (14.0%) - continued
6,583 Ocado Group plc
a
$ 47,865
7,327 Pearson plc 77,306
3,631 Persimmon plc 47,554
8,535 Phoenix Group Holdings plc 50,020
31,297 Prudential plc 336,424
8,156 Reckitt Benckiser Group plc 575,171
21,526 RELX plc 726,290
28,646 Rentokil Initial plc 212,687
12,798 Rio Tinto plc 803,623
95,676 Rolls-Royce Holdings plc
a
256,354
11,652 Sage Group plc 140,220
9,163 Schroders plc 45,277
13,225 SEGRO plc 115,640
2,868 Severn Trent plc 82,758
76,211 Shell plc 2,415,463
9,928 Smith & Nephew plc 123,213
3,976 Smiths Group plc 78,280
839 Spirax-Sarco Engineering plc 97,118
12,394 SSE plc 242,878
6,236 St. James's Place plc 62,915
26,962 Standard Chartered plc 247,986
40,152 Taylor Wimpey plc 57,264
81,487 Tesco plc 262,103
28,589 Unilever plc 1,414,215
7,751 United Utilities Group plc 89,563
261,394 Vodafone Group plc 245,032
2,250 Whitbread plc 94,710
6,989 Wise plc
a
58,284
Total 23,956,703
Total Common Stock
(cost $144,670,506) 166,549,231
Shares Preferred Stock ( 0 .3% )
Germany (0.3%)
657 Bayerische Motoren Werke AG 61,154
1,920 Henkel AG & Company KGaA 136,722
2,344 Volkswagen AG 269,324
Total 467,200
Total Preferred Stock
(cost $543,225) 467,200
Shares
Collateral Held for Securities
Loaned ( <0.1% )
53,850 Thrivent Cash Management Trust 53,850
Total Collateral Held for
Securities Loaned
(cost $53,850) 53,850
Shares or
Principal
Amount Short-Term Investments ( 1 .5% )
Federal Home Loan Bank Discount
Notes
300,000 5.284%,  11/15/2023
e,f
298,124
Shares or
Principal
Amount Short-Term Investments (1.5%) Value
Thrivent Core Short-Term Reserve
Fund
220,530 5.650% $ 2,205,300
Total Short-Term Investments
(cost $2,503,274) 2,503,424
Total Investments (cost
$147,770,855) 99.5% $ 169,573,705
Other Assets and Liabilities,
Net 0.5% 922,414
Total Net Assets 100.0% $ 170,496,119
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $2,182,818 or
1.3% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 51,189
Total lending $51,189
Gross amount payable upon return of
collateral for securities loaned $53,850
Net amounts due to counterparty $2,661
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,922,614 182,305 6,740,309 –
Consumer Discretionary 19,807,884 39,740 19,768,144 –
Consumer Staples 16,206,786 146,641 16,060,145 –
Energy 7,975,069 – 7,975,069 –
Financials 31,868,486 36,478 31,832,008 –
Health Care 22,373,636 129,907 22,238,375 5,354
Industrials 26,557,627 199,980 26,357,647 –
Information Technology 12,928,604 315,569 12,613,035 –
Materials 12,430,367 – 12,001,525 428,842
Real Estate 3,874,657 – 3,874,657 –
Utilities 5,603,501 – 5,603,501 –
Preferred Stock
Consumer Discretionary 330,478 – 330,478 –
Consumer Staples 136,722 – 136,722 –
Short-Term Investments 298,124 – 298,124 –
Subtotal Investments in Securities $ 167,314,555 $ 1,050,620 $ 165,829,739 $ 434,196
Other Investments  * Total
Affiliated Short-Term Investments 2,205,300
Collateral Held for Securities Loaned 53,850
Subtotal Other Investments $ 2,259,150
Total Investments at Value $ 169,573,705
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 66,259 66,259 – –
Total Liability Derivatives $ 66,259 $ 66,259 $ – $ –
The following table presents International Index Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$298,124 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 28 December 2023 $ 2,924,359 ( $ 66,259 )
Total Futures Long Contracts $ 2,924,359 ( $ 66,259 )
Total Futures Contracts $ 2,924,359 ( $ 66,259 )

International Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 2,215 $ 13,271 $ 13,281 $ 2,205 221 1.3%
Total Affiliated Short-Term Investments 2,215 2,205 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15 2,089 2,050 54 54 <0.1
Total Collateral Held for Securities Loaned 15 54 <0.1
Total Value $ 2,230 $ 2,259
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 183
Total Income/Non Income Cash from Affiliated
Investments $ 183
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $ 6
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .0% ) Value
Communications Services (11.6%)
1,166,353 Alphabet, Inc., Class C
a
$ 153,783,643
248,145 Meta Platforms, Inc.
a
74,495,610
71,093 Netflix, Inc.
a
26,844,717
Total 255,123,970
Consumer Discretionary (14.8%)
1,194,235 Amazon.com, Inc.
a
151,811,153
69,307 Domino's Pizza, Inc. 26,252,799
174,833 Home Depot, Inc. 52,827,539
33,929 O'Reilly Automotive, Inc.
a
30,836,711
251,175 Tesla, Inc.
a
62,849,009
Total 324,577,211
Consumer Staples (3.3%)
281,842 BJ's Wholesale Club Holdings,
Inc.
a
20,115,064
427,650 US Foods Holding Corporation
a
16,977,705
217,850 Walmart, Inc. 34,840,750
Total 71,933,519
Energy (2.3%)
629,948 Halliburton Company 25,512,894
114,785 Pioneer Natural Resources
Company 26,348,897
Total 51,861,791
Financials (11.1%)
162,930 American Express Company 24,307,527
71,285 Ameriprise Financial, Inc. 23,501,239
56,482 FactSet Research Systems, Inc. 24,697,319
231,795 Intercontinental Exchange, Inc. 25,502,086
180,366 J.P. Morgan Chase & Company 26,156,677
168,478 Mastercard, Inc. 66,702,125
562,597 PayPal Holdings, Inc.
a
32,889,420
213,855 Raymond James Financial, Inc. 21,477,458
Total 245,233,851
Health Care (13.4%)
106,993 Amgen, Inc. 28,755,439
165,645 Danaher Corporation 41,096,524
104,657 Intuitive Surgical, Inc.
a
30,590,195
106,813 Laboratory Corporation of America
Holdings 21,474,754
305,632 Medtronic plc 23,949,323
82,319 Molina Healthcare, Inc.
a
26,991,577
292,612 Novo Nordisk AS ADR
a
26,610,135
122,840 UnitedHealth Group, Inc. 61,934,700
191,875 Zoetis, Inc. 33,382,412
Total 294,785,059
Industrials (5.3%)
530,299 Fastenal Company 28,975,537
63,027 Northrop Grumman Corporation 27,743,855
54,599 Parker-Hannifin Corporation 21,267,403
832,378 Uber Technologies, Inc.
a
38,281,064
Total 116,267,859
Information Technology (33.8%)
81,003 Adobe, Inc.
a
41,303,430
401,421 Advanced Micro Devices, Inc.
a
41,274,107
492,534 Apple, Inc. 84,326,746
162,489 Applied Materials, Inc. 22,496,602
681,913 Cisco Systems, Inc. 36,659,643
289,242 Fortinet, Inc.
a
16,972,721
Shares Common Stock (98.0%) Value
Information Technology (33.8%) - continued
685,958 Microsoft Corporation $ 216,591,238
281,190 NVIDIA Corporation 122,314,838
350,623 QUALCOMM, Inc. 38,940,190
203,835 Salesforce, Inc.
a
41,333,661
100,905 ServiceNow, Inc.
a
56,401,859
63,218 Tyler Technologies, Inc.
a
24,410,999
Total 743,026,034
Materials (1.2%)
164,648 Nucor Corporation 25,742,715
Total 25,742,715
Real Estate (1.2%)
128,133 SBA Communications Corporation 25,648,383
Total 25,648,383
Total Common Stock
(cost $1,455,386,788) 2,154,200,392
Shares Short-Term Investments ( 2 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
4,394,549 5.650% 43,945,487
Total Short-Term Investments
(cost $43,945,487) 43,945,487
Total Investments (cost
$1,499,332,275) 100.0% $ 2,198,145,879
Other Assets and Liabilities, Net
(<0.1%) (185,459)
Total Net Assets 100.0% $ 2,197,960,420
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Large Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 255,123,970 255,123,970 – –
Consumer Discretionary 324,577,211 324,577,211 – –
Consumer Staples 71,933,519 71,933,519 – –
Energy 51,861,791 51,861,791 – –
Financials 245,233,851 245,233,851 – –
Health Care 294,785,059 294,785,059 – –
Industrials 116,267,859 116,267,859 – –
Information Technology 743,026,034 743,026,034 – –
Materials 25,742,715 25,742,715 – –
Real Estate 25,648,383 25,648,383 – –
Subtotal Investments in Securities $ 2,154,200,392 $ 2,154,200,392 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 43,945,487
Subtotal Other Investments $ 43,945,487
Total Investments at Value $ 2,198,145,879
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 52,095 $ 155,976 $ 164,126 $ 43,945 4,395 2.0%
Total Affiliated Short-Term Investments 52,095 43,945 2.0
Total Value $ 52,095 $ 43,945
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 1,881
Total Income/Non Income Cash from Affiliated
Investments $ 1,881
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99 .3% ) Value
Communications Services (8.8%)
30,071 Activision Blizzard, Inc. $ 2,815,548
249,389 Alphabet, Inc., Class A
a
32,635,044
212,141 Alphabet, Inc., Class C
a
27,970,791
300,502 AT&T, Inc. 4,513,540
4,278 Charter Communications, Inc.
a
1,881,550
172,999 Comcast Corporation 7,670,776
10,363 Electronic Arts, Inc. 1,247,705
10,663 Fox Corporation, Class A 332,686
5,545 Fox Corporation, Class B 160,140
16,180 Interpublic Group of Companies,
Inc. 463,719
5,960 Live Nation Entertainment, Inc.
a
494,918
11,689 Match Group, Inc.
a
457,917
93,424 Meta Platforms, Inc.
a
28,046,819
18,627 Netflix, Inc.
a
7,033,555
16,013 News Corporation, Class A 321,221
4,855 News Corporation, Class B 101,324
8,305 Omnicom Group, Inc. 618,556
20,270 Paramount Global
b
261,483
6,639 Take-Two Interactive Software,
Inc.
a
932,049
21,759 T-Mobile US, Inc.
a
3,047,348
176,713 Verizon Communications, Inc. 5,727,268
76,913 Walt Disney Company
a
6,233,799
93,233 Warner Brothers Discovery, Inc.
a
1,012,510
Total 133,980,266
Consumer Discretionary (10.6%)
17,922 Airbnb, Inc.
a
2,459,078
381,654 Amazon.com, Inc.
a
48,515,856
11,888 Aptiv plc
a
1,172,038
763 AutoZone, Inc.
a
1,938,012
9,622 Bath & Body Works, Inc. 325,224
8,163 Best Buy Company, Inc. 567,084
1,500 Booking Holdings, Inc.
a
4,625,925
9,881 BorgWarner, Inc. 398,896
9,050 Caesars Entertainment, Inc.
a
419,467
6,650 CarMax, Inc.
a
470,355
42,343 Carnival Corporation
a
580,946
1,160 Chipotle Mexican Grill, Inc.
a
2,124,923
12,798 D.R. Horton, Inc. 1,375,401
5,081 Darden Restaurants, Inc. 727,701
1,475 Domino's Pizza, Inc. 558,715
22,369 eBay, Inc. 986,249
5,171 Etsy, Inc.
a
333,943
5,794 Expedia Group, Inc.
a
597,188
165,252 Ford Motor Company 2,052,430
6,438 Garmin, Ltd. 677,278
57,835 General Motors Company 1,906,820
5,903 Genuine Parts Company 852,275
5,482 Hasbro, Inc. 362,579
10,993 Hilton Worldwide Holdings, Inc. 1,650,929
42,260 Home Depot, Inc. 12,769,282
13,817 Las Vegas Sands Corporation 633,371
10,615 Lennar Corporation 1,191,321
11,246 LKQ Corporation 556,789
24,631 Lowe's Companies, Inc. 5,119,307
10,530 Marriott International, Inc./MD 2,069,777
30,633 McDonald's Corporation 8,069,958
11,799 MGM Resorts International 433,731
2,222 Mohawk Industries, Inc.
a
190,670
51,495 NIKE, Inc. 4,923,952
17,882 Norwegian Cruise Line Holdings,
Ltd.
a
294,695
137 NVR, Inc.
a
816,972
Shares Common Stock (99.3%) Value
Consumer Discretionary (10.6%) - continued
2,539 O'Reilly Automotive, Inc.
a
$ 2,307,596
1,642 Pool Corporation 584,716
9,224 PulteGroup, Inc. 683,037
1,698 Ralph Lauren Corporation 197,121
14,319 Ross Stores, Inc. 1,617,331
9,907 Royal Caribbean Cruises, Ltd.
a
912,831
48,146 Starbucks Corporation 4,394,285
9,743 Tapestry, Inc. 280,111
116,072 Tesla, Inc.
a
29,043,536
48,307 TJX Companies, Inc. 4,293,526
4,574 Tractor Supply Company 928,751
2,093 Ulta Beauty, Inc.
a
836,049
13,894 VF Corporation 245,507
2,304 Whirlpool Corporation 308,045
4,071 Wynn Resorts, Ltd. 376,201
11,778 Yum! Brands, Inc. 1,471,543
Total 161,229,323
Consumer Staples (6.5%)
74,594 Altria Group, Inc. 3,136,678
22,535 Archer-Daniels-Midland Company 1,699,590
7,691 Brown-Forman Corporation 443,694
6,332 Bunge, Ltd. 685,439
8,270 Campbell Soup Company 339,732
10,342 Church & Dwight Company, Inc. 947,637
5,205 Clorox Company 682,167
163,593 Coca-Cola Company 9,157,936
34,749 Colgate-Palmolive Company 2,471,001
20,087 Conagra Brands, Inc. 550,786
6,780 Constellation Brands, Inc. 1,704,017
18,627 Costco Wholesale Corporation 10,523,510
9,220 Dollar General Corporation 975,476
8,801 Dollar Tree, Inc.
a
936,866
9,747 Estee Lauder Companies, Inc. 1,408,929
24,598 General Mills, Inc. 1,574,026
6,299 Hershey Company 1,260,304
12,170 Hormel Foods Corporation 462,825
4,292 J.M. Smucker Company 527,530
11,081 Kellanova 659,430
72,442 Kenvue, Inc. 1,454,635
42,287 Keurig Dr. Pepper, Inc. 1,335,001
14,215 Kimberly-Clark Corporation 1,717,883
33,560 Kraft Heinz Company 1,128,958
27,756 Kroger Company 1,242,081
6,128 Lamb Weston Holdings, Inc. 566,595
10,555 McCormick & Company, Inc. 798,380
7,802 Molson Coors Beverage Company 496,129
57,184 Mondelez International, Inc. 3,968,570
31,262 Monster Beverage Corporation
a
1,655,323
57,863 PepsiCo, Inc. 9,804,307
65,252 Philip Morris International, Inc. 6,041,030
99,087 Procter & Gamble Company 14,452,830
21,232 Sysco Corporation 1,402,374
19,401 Target Corporation 2,145,169
12,003 Tyson Foods, Inc. 606,031
30,118 Walgreens Boots Alliance, Inc. 669,824
59,991 Walmart, Inc. 9,594,361
Total 99,227,054
Energy (4.7%)
12,916 APA Corporation 530,848
42,440 Baker Hughes Company 1,498,981
74,580 Chevron Corporation 12,575,680
50,336 ConocoPhillips 6,030,253
31,839 Coterra Energy, Inc. 861,245

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Energy (4.7%) - continued
26,931 Devon Energy Corporation $ 1,284,609
7,516 Diamondback Energy, Inc. 1,164,078
24,475 EOG Resources, Inc. 3,102,451
15,202 EQT Corporation 616,897
168,271 Exxon Mobil Corporation 19,785,304
37,770 Halliburton Company 1,529,685
11,616 Hess Corporation 1,777,248
81,483 Kinder Morgan, Inc. 1,350,988
25,460 Marathon Oil Corporation 681,055
16,807 Marathon Petroleum Corporation 2,543,571
27,890 Occidental Petroleum Corporation 1,809,503
24,484 ONEOK, Inc. 1,553,020
18,717 Phillips 66 2,248,848
9,800 Pioneer Natural Resources
Company 2,249,590
59,738 Schlumberger, Ltd. 3,482,725
9,404 Targa Resources Corporation 806,111
14,844 Valero Energy Corporation 2,103,543
51,131 Williams Companies, Inc. 1,722,603
Total 71,308,836
Financials (12.7%)
22,724 Aflac, Inc. 1,744,067
10,995 Allstate Corporation 1,224,953
24,456 American Express Company 3,648,591
29,924 American International Group, Inc. 1,813,394
4,314 Ameriprise Financial, Inc. 1,422,240
8,527 Aon plc 2,764,624
15,677 Arch Capital Group, Ltd.
a
1,249,614
9,059 Arthur J. Gallagher & Company 2,064,818
2,229 Assurant, Inc. 320,040
290,597 Bank of America Corporation 7,956,546
32,735 Bank of New York Mellon
Corporation 1,396,148
76,657 Berkshire Hathaway, Inc.
a
26,852,947
5,899 BlackRock, Inc. 3,813,644
29,834 Blackstone, Inc. 3,196,415
9,895 Brown & Brown, Inc. 691,067
16,034 Capital One Financial Corporation 1,556,100
4,435 Cboe Global Markets, Inc. 692,791
62,504 Charles Schwab Corporation 3,431,470
17,265 Chubb, Ltd. 3,594,228
6,593 Cincinnati Financial Corporation 674,398
80,945 Citigroup, Inc. 3,329,268
19,852 Citizens Financial Group, Inc. 532,034
15,122 CME Group, Inc. 3,027,727
5,539 Comerica, Inc. 230,145
10,506 Discover Financial Services 910,135
1,824 Everest Group, Ltd. 677,926
1,603 FactSet Research Systems, Inc. 700,928
24,904 Fidelity National Information
Services, Inc. 1,376,444
28,621 Fifth Third Bancorp 724,970
25,625 Fiserv, Inc.
a
2,894,600
3,109 FleetCor Technologies, Inc.
a
793,852
11,955 Franklin Resources, Inc. 293,854
3,655 Global Life, Inc. 397,408
10,929 Global Payments, Inc. 1,261,097
13,857 Goldman Sachs Group, Inc. 4,483,709
12,855 Hartford Financial Services Group,
Inc. 911,548
60,860 Huntington Bancshares, Inc. 632,944
24,058 Intercontinental Exchange, Inc. 2,646,861
18,857 Invesco, Ltd. 273,804
122,155 J.P. Morgan Chase & Company 17,714,918
Shares Common Stock (99.3%) Value
Financials (12.7%) - continued
3,063 Jack Henry & Associates, Inc. $ 462,942
39,341 KeyCorp 423,309
7,773 Loews Corporation 492,109
6,973 M&T Bank Corporation 881,736
1,584 MarketAxess Holdings, Inc. 338,406
20,763 Marsh & McLennan Companies,
Inc. 3,951,199
34,973 Mastercard, Inc. 13,846,160
26,553 MetLife, Inc. 1,670,449
6,633 Moody's Corporation 2,097,156
53,630 Morgan Stanley 4,379,962
3,324 MSCI, Inc. 1,705,478
14,250 Nasdaq, Inc. 692,407
8,701 Northern Trust Corporation 604,545
46,155 PayPal Holdings, Inc.
a
2,698,221
16,740 PNC Financial Services Group,
Inc. 2,055,170
9,347 Principal Financial Group, Inc. 673,638
24,604 Progressive Corporation 3,427,337
15,258 Prudential Financial, Inc. 1,447,832
7,901 Raymond James Financial, Inc. 793,497
39,444 Regions Financial Corporation 678,437
13,678 S&P Global, Inc. 4,998,078
13,394 State Street Corporation 896,862
17,578 Synchrony Financial 537,359
9,428 T. Rowe Price Group, Inc. 988,714
9,623 Travelers Companies, Inc. 1,571,532
55,988 Truist Financial Corporation 1,601,817
65,446 U.S. Bancorp 2,163,645
67,540 Visa, Inc. 15,534,875
8,552 W.R. Berkley Corporation 542,966
153,794 Wells Fargo & Company 6,284,023
4,406 Willis Towers Watson plc 920,678
6,227 Zions Bancorp NA 217,260
Total 193,500,066
Health Care (13.3%)
72,944 Abbott Laboratories 7,064,626
74,192 AbbVie, Inc. 11,059,060
12,416 Agilent Technologies, Inc. 1,388,357
2,992 Align Technology, Inc.
a
913,517
22,484 Amgen, Inc. 6,042,800
21,286 Baxter International, Inc. 803,334
12,194 Becton, Dickinson and Company 3,152,515
6,088 Biogen, Inc.
a
1,564,677
878 Bio-Rad Laboratories, Inc.
a
314,719
6,618 Bio-Techne Corporation 450,487
61,547 Boston Scientific Corporation
a
3,249,682
87,814 Bristol-Myers Squibb Company 5,096,725
10,702 Cardinal Health, Inc. 929,148
7,578 Catalent, Inc.
a
345,026
7,007 Cencora, Inc. 1,261,050
22,761 Centene Corporation
a
1,567,778
2,155 Charles River Laboratories
International, Inc.
a
422,337
12,441 Cigna Group 3,558,997
2,081 Cooper Companies, Inc. 661,779
53,989 CVS Health Corporation 3,769,512
27,622 Danaher Corporation 6,853,018
2,264 DaVita, Inc.
a
214,016
8,899 Dentsply Sirona, Inc. 303,990
16,304 Dexcom, Inc.
a
1,521,163
25,553 Edwards Lifesciences Corporation
a
1,770,312
9,905 Elevance Health, Inc. 4,312,835
33,518 Eli Lilly & Company 18,003,523

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Health Care (13.3%) - continued
16,442 GE HealthCare Technologies, Inc. $ 1,118,714
52,375 Gilead Sciences, Inc. 3,924,982
8,460 HCA Healthcare, Inc. 2,080,991
5,489 Henry Schein, Inc.
a
407,558
10,296 Hologic, Inc.
a
714,542
5,208 Humana, Inc. 2,533,796
3,489 IDEXX Laboratories, Inc.
a
1,525,635
6,654 Illumina, Inc.
a
913,461
7,818 Incyte Corporation
a
451,646
2,935 Insulet Corporation
a
468,103
14,769 Intuitive Surgical, Inc.
a
4,316,831
7,697 IQVIA Holding, Inc.
a
1,514,385
101,219 Johnson & Johnson 15,764,859
3,724 Laboratory Corporation of America
Holdings 748,710
5,670 McKesson Corporation 2,465,600
55,954 Medtronic plc 4,384,555
106,663 Merck & Company, Inc. 10,980,956
919 Mettler-Toledo International, Inc.
a
1,018,316
13,918 Moderna, Inc.
a
1,437,590
2,451 Molina Healthcare, Inc.
a
803,658
10,743 Organon & Company 186,498
237,323 Pfizer, Inc. 7,872,004
4,718 Quest Diagnostics, Inc. 574,935
4,487 Regeneron Pharmaceuticals, Inc.
a
3,692,622
6,176 ResMed, Inc. 913,245
5,218 Revvity, Inc. 577,633
4,147 STERIS plc 909,935
14,208 Stryker Corporation 3,882,620
1,975 Teleflex, Inc. 387,910
16,223 Thermo Fisher Scientific, Inc. 8,211,596
38,936 UnitedHealth Group, Inc. 19,631,142
2,612 Universal Health Services, Inc. 328,407
10,849 Vertex Pharmaceuticals, Inc.
a
3,772,631
50,421 Viatris, Inc. 497,151
2,484 Waters Corporation
a
681,138
3,105 West Pharmaceutical Services,
Inc. 1,165,027
8,784 Zimmer Biomet Holdings, Inc. 985,740
19,349 Zoetis, Inc. 3,366,339
Total 201,806,444
Industrials (8.2%)
23,203 3M Company 2,172,265
5,237 A.O. Smith Corporation 346,323
5,348 Alaska Air Group, Inc.
a
198,304
3,690 Allegion plc 384,498
27,464 American Airlines Group, Inc.
a
351,814
9,698 AMETEK, Inc. 1,432,976
17,318 Automatic Data Processing, Inc. 4,166,364
2,954 Axon Enterprise, Inc.
a
587,816
23,834 Boeing Company
a
4,568,501
4,965 Broadridge Financial Solutions,
Inc. 888,983
4,894 C.H. Robinson Worldwide, Inc. 421,520
35,209 Carrier Global Corporation 1,943,537
21,443 Caterpillar, Inc. 5,853,939
6,541 Ceridian HCM Holding, Inc.
a
443,807
3,635 Cintas Corporation 1,748,471
36,525 Copart, Inc.
a
1,573,862
84,334 CSX Corporation 2,593,270
5,954 Cummins, Inc. 1,360,251
11,461 Deere & Company 4,325,152
27,046 Delta Air Lines, Inc. 1,000,702
5,879 Dover Corporation 820,179
Shares Common Stock (99.3%) Value
Industrials (8.2%) - continued
16,772 Eaton Corporation plc $ 3,577,132
24,023 Emerson Electric Company 2,319,901
5,158 Equifax, Inc. 944,842
6,217 Expeditors International of
Washington, Inc. 712,655
24,015 Fastenal Company 1,312,180
9,726 FedEx Corporation 2,576,612
14,797 Fortive Corporation 1,097,346
2,616 Generac Holdings, Inc.
a
285,039
9,526 General Dynamics Corporation 2,104,960
45,749 General Electric Company 5,057,552
27,909 Honeywell International, Inc. 5,155,909
16,460 Howmet Aerospace, Inc. 761,275
1,676 Huntington Ingalls Industries, Inc. 342,876
3,178 IDEX Corporation 661,088
11,567 Illinois Tool Works, Inc. 2,663,996
16,999 Ingersoll Rand, Inc. 1,083,176
5,293 Jacobs Solutions, Inc. 722,494
3,432 JB Hunt Transport Services, Inc. 647,001
28,597 Johnson Controls International plc 1,521,646
7,950 L3Harris Technologies, Inc. 1,384,254
5,773 Leidos Holdings, Inc. 532,040
9,421 Lockheed Martin Corporation 3,852,812
9,455 Masco Corporation 505,370
2,276 Nordson Corporation 507,935
9,542 Norfolk Southern Corporation 1,879,106
5,978 Northrop Grumman Corporation 2,631,456
3,766 Old Dominion Freight Line, Inc. 1,540,821
17,307 Otis Worldwide Corporation 1,389,925
21,976 PACCAR, Inc. 1,868,400
5,393 Parker-Hannifin Corporation 2,100,681
13,488 Paychex, Inc. 1,555,571
2,070 Paycom Software, Inc. 536,689
6,940 Pentair plc 449,365
6,103 Quanta Services, Inc. 1,141,688
8,643 Republic Services, Inc. 1,231,714
4,501 Robert Half, Inc. 329,833
4,828 Rockwell Automation, Inc. 1,380,180
11,802 Rollins, Inc. 440,569
61,181 RTX Corporation 4,403,197
2,224 Snap-On, Inc. 567,253
25,037 Southwest Airlines Company 677,752
6,441 Stanley Black & Decker, Inc. 538,339
8,326 Textron, Inc. 650,594
9,601 Trane Technologies plc 1,948,139
2,320 TransDigm Group, Inc.
a
1,956,062
25,618 Union Pacific Corporation 5,216,593
13,786 United Airlines Holdings, Inc.
a
583,148
30,402 United Parcel Service, Inc. 4,738,760
2,870 United Rentals, Inc. 1,275,916
6,096 Verisk Analytics, Inc. 1,440,119
1,871 W.W. Grainger, Inc. 1,294,433
7,530 Wabtec Corporation 800,213
15,494 Waste Management, Inc. 2,361,905
10,123 Xylem, Inc. 921,497
Total 125,362,543
Information Technology (27.3%)
26,515 Accenture plc 8,143,022
19,159 Adobe, Inc.
a
9,769,174
67,913 Advanced Micro Devices, Inc.
a
6,982,815
6,389 Akamai Technologies, Inc.
a
680,684
25,071 Amphenol Corporation 2,105,713
21,077 Analog Devices, Inc. 3,690,372
3,648 ANSYS, Inc.
a
1,085,462

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Information Technology (27.3%) - continued
617,741 Apple, Inc. $ 105,763,437
35,298 Applied Materials, Inc. 4,887,008
10,541 Arista Networks, Inc.
a
1,938,806
8,984 Autodesk, Inc.
a
1,858,879
17,347 Broadcom, Inc. 14,408,071
11,424 Cadence Design Systems, Inc.
a
2,676,643
5,635 CDW Corporation 1,136,918
171,292 Cisco Systems, Inc. 9,208,658
21,229 Cognizant Technology Solutions
Corporation 1,438,052
32,269 Corning, Inc. 983,236
8,624 DXC Technology Company
a
179,638
5,732 Enphase Energy, Inc.
a
688,700
2,436 EPAM Systems, Inc.
a
622,861
2,493 F5, Inc.
a
401,722
1,045 Fair Isaac Corporation
a
907,614
4,491 First Solar, Inc.
a
725,701
27,399 Fortinet, Inc.
a
1,607,773
3,313 Gartner, Inc.
a
1,138,380
24,459 Gen Digital, Inc. 432,435
54,288 Hewlett Packard Enterprise
Company 942,983
36,471 HP, Inc. 937,305
176,039 Intel Corporation 6,258,186
38,293 International Business Machines
Corporation 5,372,508
11,772 Intuit, Inc. 6,014,786
13,508 Juniper Networks, Inc. 375,387
7,498 Keysight Technologies, Inc.
a
992,060
5,747 KLA Corporation 2,635,919
5,603 Lam Research Corporation 3,511,792
22,881 Microchip Technology, Inc. 1,785,862
46,040 Micron Technology, Inc. 3,132,101
312,304 Microsoft Corporation 98,609,988
2,008 Monolithic Power Systems, Inc. 927,696
7,021 Motorola Solutions, Inc. 1,911,397
8,861 NetApp, Inc. 672,373
103,824 NVIDIA Corporation 45,162,402
10,836 NXP Semiconductors NV 2,166,333
18,139 ON Semiconductor Corporation
a
1,686,020
66,173 Oracle Corporation 7,009,044
12,856 Palo Alto Networks, Inc.
a
3,013,961
4,995 PTC, Inc.
a
707,692
4,116 Qorvo, Inc.
a
392,954
46,910 QUALCOMM, Inc. 5,209,825
4,486 Roper Industries, Inc. 2,172,480
40,941 Salesforce, Inc.
a
8,302,016
8,107 Seagate Technology Holdings plc 534,657
8,575 ServiceNow, Inc.
a
4,793,082
6,700 Skyworks Solutions, Inc. 660,553
2,377 SolarEdge Technologies, Inc.
a
307,845
6,396 Synopsys, Inc.
a
2,935,572
13,196 TE Connectivity, Ltd. 1,630,102
1,979 Teledyne Technologies, Inc.
a
808,580
6,474 Teradyne, Inc. 650,378
38,166 Texas Instruments, Inc. 6,068,776
10,438 Trimble, Inc.
a
562,191
1,769 Tyler Technologies, Inc.
a
683,082
3,772 VeriSign, Inc.
a
763,943
13,448 Western Digital Corporation
a
613,632
2,158 Zebra Technologies Corporation
a
510,432
Total 414,887,669
Materials (2.4%)
9,338 Air Products and Chemicals, Inc. 2,646,389
Shares Common Stock (99.3%) Value
Materials (2.4%) - continued
4,933 Albemarle Corporation $ 838,807
61,851 Amcor plc 566,555
3,387 Avery Dennison Corporation 618,703
13,243 Ball Corporation 659,237
4,207 Celanese Corporation 528,063
8,110 CF Industries Holdings, Inc. 695,351
29,834 Corteva, Inc. 1,526,307
29,553 Dow, Inc. 1,523,753
19,296 DuPont de Nemours, Inc. 1,439,289
4,983 Eastman Chemical Company 382,296
10,663 Ecolab, Inc. 1,806,312
5,243 FMC Corporation 351,124
60,262 Freeport-McMoRan, Inc. 2,247,170
10,729 International Flavors & Fragrances,
Inc. 731,396
14,544 International Paper Company 515,876
20,510 Linde plc 7,636,898
10,766 LyondellBasell Industries NV 1,019,540
2,598 Martin Marietta Materials, Inc. 1,066,427
13,967 Mosaic Company 497,225
33,406 Newmont Corporation 1,234,352
10,455 Nucor Corporation 1,634,639
3,780 Packaging Corporation of America 580,419
9,900 PPG Industries, Inc. 1,285,020
6,069 Sealed Air Corporation 199,427
9,944 Sherwin-Williams Company 2,536,217
6,545 Steel Dynamics, Inc. 701,755
5,585 Vulcan Materials Company 1,128,282
10,772 WestRock Company 385,638
Total 36,982,467
Real Estate (2.4%)
6,546 Alexandria Real Estate Equities,
Inc. 655,255
19,594 American Tower Corporation 3,222,233
5,970 AvalonBay Communities, Inc. 1,025,288
6,066 Boston Properties, Inc. 360,806
4,488 Camden Property Trust 424,475
13,024 CBRE Group, Inc.
a
961,953
17,164 CoStar Group, Inc.
a
1,319,740
18,229 Crown Castle, Inc. 1,677,615
12,724 Digital Realty Trust, Inc. 1,539,858
3,933 Equinix, Inc. 2,856,380
14,498 Equity Residential 851,178
2,698 Essex Property Trust, Inc. 572,219
8,881 Extra Space Storage, Inc. 1,079,752
3,084 Federal Realty Investment Trust 279,503
22,995 Healthpeak Properties, Inc. 422,188
29,912 Host Hotels & Resorts, Inc. 480,686
24,180 Invitation Homes, Inc. 766,264
12,268 Iron Mountain, Inc. 729,333
26,056 Kimco Realty Corporation 458,325
4,904 Mid-America Apartment
Communities, Inc. 630,900
38,834 Prologis, Inc. 4,357,563
6,652 Public Storage 1,752,935
29,793 Realty Income Corporation 1,487,862
6,907 Regency Centers Corporation 410,552
4,556 SBA Communications Corporation 911,974
13,753 Simon Property Group, Inc. 1,485,737
12,741 UDR, Inc. 454,471
16,914 Ventas, Inc. 712,587
42,599 VICI Properties, Inc. 1,239,631
21,804 Welltower, Inc. 1,786,184

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Real Estate (2.4%) - continued
30,716 Weyerhaeuser Company $ 941,752
Total 35,855,199
Utilities (2.4%)
28,147 AES Corporation 427,834
10,623 Alliant Energy Corporation 514,684
11,044 Ameren Corporation 826,423
21,655 American Electric Power
Company, Inc. 1,628,889
8,183 American Water Works Company,
Inc. 1,013,301
6,240 Atmos Energy Corporation 661,003
26,531 CenterPoint Energy, Inc. 712,357
12,262 CMS Energy Corporation 651,235
14,499 Consolidated Edison, Inc. 1,240,099
13,518 Constellation Energy Corporation 1,474,543
35,173 Dominion Energy, Inc. 1,571,178
8,666 DTE Energy Company 860,361
32,396 Duke Energy Corporation 2,859,271
16,111 Edison International 1,019,665
8,888 Entergy Corporation 822,140
9,655 Evergy, Inc. 489,509
14,674 Eversource Energy 853,293
41,833 Exelon Corporation 1,580,869
21,691 FirstEnergy Corporation 741,398
85,065 NextEra Energy, Inc. 4,873,374
17,371 NiSource, Inc. 428,716
9,631 NRG Energy, Inc. 370,986
87,904 PG&E Corporation
a
1,417,892
4,763 Pinnacle West Capital Corporation 350,938
30,983 PPL Corporation 729,960
20,980 Public Service Enterprise Group,
Inc. 1,193,972
26,452 Sempra 1,799,530
45,840 Southern Company 2,966,765
13,259 WEC Energy Group, Inc. 1,068,012
23,183 Xcel Energy, Inc. 1,326,531
Total 36,474,728
Total Common Stock
(cost $591,306,461) 1,510,614,595
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
251,520 Thrivent Cash Management Trust 251,520
Total Collateral Held for
Securities Loaned
(cost $251,520) 251,520
Shares or
Principal
Amount Short-Term Investments ( 0 .7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 5.210%, 10/18/2023
c,d
199,545
700,000 5.270%, 11/15/2023
c,d
695,624
Shares or
Principal
Amount Short-Term Investments (0.7%) Value
Thrivent Core Short-Term Reserve
Fund
901,934 5.650% $ 9,019,335
Total Short-Term Investments
(cost $9,914,101) 9,914,504
Total Investments (cost
$601,472,082) 100.0% $ 1,520,780,619
Other Assets and Liabilities, Net
<0.1% 44,628
Total Net Assets 100.0% $ 1,520,825,247
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 247,680
Total lending $247,680
Gross amount payable upon return of
collateral for securities loaned $251,520
Net amounts due to counterparty $3,840
Definitions:
plc - Public Limited Company

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 133,980,266 133,980,266 – –
Consumer Discretionary 161,229,323 161,229,323 – –
Consumer Staples 99,227,054 99,227,054 – –
Energy 71,308,836 71,308,836 – –
Financials 193,500,066 193,500,066 – –
Health Care 201,806,444 201,806,444 – –
Industrials 125,362,543 125,362,543 – –
Information Technology 414,887,669 414,887,669 – –
Materials 36,982,467 36,982,467 – –
Real Estate 35,855,199 35,855,199 – –
Utilities 36,474,728 36,474,728 – –
Short-Term Investments 895,169 – 895,169 –
Subtotal Investments in Securities $ 1,511,509,764 $ 1,510,614,595 $ 895,169 $ –
Other Investments  * Total
Affiliated Short-Term Investments 9,019,335
Collateral Held for Securities Loaned 251,520
Subtotal Other Investments $ 9,270,855
Total Investments at Value $ 1,520,780,619
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 442,817 442,817 – –
Total Liability Derivatives $ 442,817 $ 442,817 $ – $ –
The following table presents Large Cap Index Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$895,169 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 50 December 2023 $ 11,256,567 ( $ 442,817 )
Total Futures Long Contracts $ 11,256,567 ( $ 442,817 )
Total Futures Contracts $ 11,256,567 ( $ 442,817 )

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 13,657 $ 44,374 $ 49,012 $ 9,019 902 0.6%
Total Affiliated Short-Term Investments 13,657 9,019 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 329 7,597 7,674 252 252 <0.1
Total Collateral Held for Securities Loaned 329 252 <0.1
Total Value $ 13,986 $ 9,271
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 351
Total Income/Non Income Cash from Affiliated
Investments $ 351
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $ 3
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Communications Services (7.9%)
457,829 Alphabet, Inc., Class C
a
$ 60,364,754
930,295 Comcast Corporation 41,249,280
133,789 Meta Platforms, Inc.
a
40,164,796
1,197,427 Verizon Communications, Inc. 38,808,609
1,576,492 Warner Brothers Discovery, Inc.
a
17,120,703
Total 197,708,142
Consumer Discretionary (6.3%)
241,424 Aptiv plc
a
23,801,992
11,192 Booking Holdings, Inc.
a
34,515,568
213,169 D.R. Horton, Inc. 22,909,272
232,564 Lowe's Companies, Inc. 48,336,102
340,436 Sony Group Corporation ADR 28,055,331
Total 157,618,265
Consumer Staples (8.0%)
2,177,818 Coty, Inc.
a
23,890,664
838,208 Kenvue , Inc. 16,831,217
281,995 Lamb Weston Holdings, Inc. 26,073,258
555,673 Philip Morris International, Inc. 51,444,206
422,801 Sysco Corporation 27,926,006
325,381 Walmart, Inc. 52,038,183
Total 198,203,534
Energy (10.1%)
661,865 BP plc ADR 25,627,413
443,022 ConocoPhillips 53,074,036
368,282 Devon Energy Corporation 17,567,051
1,321,949 Enterprise Products Partners, LP 36,181,744
436,915 Exxon Mobil Corporation 51,372,466
384,187 Halliburton Company 15,559,573
185,015 Marathon Petroleum Corporation 28,000,170
101,270 Pioneer Natural Resources
Company 23,246,529
Total 250,628,982
Financials (18.9%)
123,736 Allstate Corporation 13,785,428
486,162 American International Group, Inc. 29,461,417
1,505,557 Bank of America Corporation 41,222,151
715,540 Bank of New York Mellon
Corporation 30,517,781
188,278 Capital One Financial Corporation 18,272,380
330,021 Charles Schwab Corporation 18,118,153
139,965 Chubb, Ltd. 29,137,914
459,274 Comerica, Inc. 19,082,835
171,407 Discover Financial Services 14,848,988
223,534 Intercontinental Exchange, Inc. 24,593,211
391,173 J.P. Morgan Chase & Company 56,727,908
191,861 M&T Bank Corporation 24,260,823
404,853 MetLife, Inc. 25,469,302
228,042 Morgan Stanley 18,624,190
379,494 PayPal Holdings, Inc.
a
22,185,219
259,630 Raymond James Financial, Inc. 26,074,641
1,427,789 Wells Fargo & Company 58,339,459
Total 470,721,800
Health Care (14.7%)
222,083 AstraZeneca plc ADR 15,039,461
1,054,788 Avantor , Inc.
a
22,234,931
91,537 Biogen, Inc.
a
23,525,924
129,989 Cigna Group 37,185,953
237,071 CVS Health Corporation 16,552,297
88,029 Elevance Health, Inc. 38,329,587
Shares Common Stock (98.9%) Value
Health Care (14.7%) - continued
477,328 Gilead Sciences, Inc. $ 35,770,960
95,562 HCA Healthcare, Inc. 23,506,341
213,255 Johnson & Johnson 33,214,466
121,908 Laboratory Corporation of America
Holdings 24,509,604
444,272 Merck & Company, Inc. 45,737,802
769,585 Pfizer, Inc. 25,527,135
207,148 Zimmer Biomet Holdings, Inc. 23,246,149
Total 364,380,610
Industrials (11.7%)
64,809 Carlisle Companies, Inc. 16,802,381
1,777,402 CNH Industrial NV 21,506,564
708,515 CSX Corporation 21,786,836
696,931 Delta Air Lines, Inc. 25,786,447
491,187 Flowserve Corporation 19,534,507
153,011 General Dynamics Corporation 33,810,841
110,883 Honeywell International, Inc. 20,484,525
84,428 JB Hunt Transport Services, Inc. 15,916,367
273,277 Johnson Controls International plc 14,541,069
145,475 L3Harris Technologies, Inc. 25,330,107
60,808 Parker-Hannifin Corporation 23,685,932
240,887 United Parcel Service, Inc. 37,547,057
29,265 United Rentals, Inc. 13,010,341
Total 289,742,974
Information Technology (10.0%)
1,351,830 Cisco Systems, Inc. 72,674,381
149,655 Crane NXT Company 8,316,328
160,748 Microsoft Corporation 50,756,181
408,089 QUALCOMM, Inc. 45,322,364
924,491 Samsung Electronics Company,
Ltd. 46,736,842
154,112 Texas Instruments, Inc. 24,505,349
Total 248,311,445
Materials (4.2%)
888,456 Axalta Coating Systems, Ltd.
a
23,899,467
381,472 CF Industries Holdings, Inc. 32,707,409
257,585 Eastman Chemical Company 19,761,921
175,362 Nucor Corporation 27,417,849
Total 103,786,646
Real Estate (2.8%)
66,369 AvalonBay Communities, Inc. 11,398,212
170,809 CBRE Group, Inc.
a
12,615,953
1,389,117 Healthcare Realty Trust, Inc. 21,211,816
1,455,180 Host Hotels & Resorts, Inc. 23,384,743
Total 68,610,724
Utilities (4.3%)
369,773 Constellation Energy Corporation 40,334,839
321,009 Duke Energy Corporation 28,332,254
200,555 Entergy Corporation 18,551,338
353,452 Public Service Enterprise Group,
Inc. 20,114,953
Total 107,333,384
Total Common Stock
(cost $1,867,242,192) 2,457,046,506

Large Cap Value Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
3,874,672 5.650% $ 38,746,721
Total Short-Term Investments
(cost $38,741,963) 38,746,721
Total Investments (cost
$1,905,984,155) 100.5% $2,495,793,227
Other Assets and Liabilities, Net
(0.5%) (11,712,164)
Total Net Assets 100.0% $2,484,081,063
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 197,708,142 197,708,142 – –
Consumer Discretionary 157,618,265 157,618,265 – –
Consumer Staples 198,203,534 198,203,534 – –
Energy 250,628,982 250,628,982 – –
Financials 470,721,800 470,721,800 – –
Health Care 364,380,610 364,380,610 – –
Industrials 289,742,974 289,742,974 – –
Information Technology 248,311,445 201,574,603 46,736,842 –
Materials 103,786,646 103,786,646 – –
Real Estate 68,610,724 68,610,724 – –
Utilities 107,333,384 107,333,384 – –
Subtotal Investments in Securities $2,457,046,506 $2,410,309,664 $46,736,842 $–
Other Investments  * Total
Affiliated Short-Term Investments 38,746,721
Subtotal Other Investments $38,746,721
Total Investments at Value $2,495,793,227
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $45,826 $165,464 $172,543 $38,747 3,875 1.6%
Total Affiliated Short-Term Investments 45,826 38,747 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 3,651 3,651 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $45,826 $38,747
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $5 ($5) $ – $1,178
Total Income/Non Income Cash from Affiliated
Investments $1,178
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $5 ($5) $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .6% ) Value
Asset-Backed Securities (17.6%)
510 Asset Backed Trust
$ 2,154,166
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 1,969,204
1,954,920
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
1,821,176
ACHV ABS Trust
336,379
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
336,473
599,633
6.420%,  5/20/2030, Ser.
2023-2PL, Class A
a
599,858
628,611
6.600%,  8/19/2030, Ser.
2023-3PL, Class A
a
628,989
Affirm Asset Securitization Trust
258,939
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
254,585
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,957,345
1,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,501,897
Americredit Automobile
Receivables Trust
2,703,460
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 2,702,194
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,764,285
Ares XL CLO, Ltd.
3,000,000
6.970%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,963,073
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,179,464
Bankers Healthcare Group
Securitization Trust
824,598
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
818,514
BHG Securitization Trust
1,601,942
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
1,540,417
BRAVO Residential Funding Trust
2,452,539
6.065%,  (SOFR30A +
0.750%), 10/25/2023, Ser.
2021-HE2, Class A1
a,c
2,410,007
Business Jet Securities, LLC
626,683
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
587,534
CarVal CLO VII-C, Ltd.
1,750,000
7.526%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
1,757,266
Cascade Funding Mortgage Trust
1,977,342
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
1,915,581
898,173
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
843,536
Cascade Funding Mortgage Trust,
LLC
722,623
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
705,446
609,598
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
583,512
Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (17.6%) - continued
CIM Trust
$ 1,243,655
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
$ 1,196,658
Commonbond Student Loan Trust
244,284
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
225,232
486,182
5.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
473,545
Dext ABS, LLC
781,814
5.680%,  4/15/2024, Ser.
2023-1, Class A1
a
781,155
DT Auto Owner Trust
1,096,308
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
1,094,567
Education Funding Trust
1,180,392
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,069,555
Elmwood CLO 18, Ltd.
2,500,000
6.958%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
2,499,927
Flatiron CLO, Ltd.
3,500,000
7.076%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,458,791
Foundation Finance Trust
1,124,709
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
991,729
2,500,000
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a,d
2,500,000
Galaxy XXIII CLO, Ltd.
3,800,000
6.957%,  (TSFR3M +
1.612%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,756,851
Genesis Sales Finance Master
Trust
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,747,857
GMAC Mortgage Corporation
Loan Trust
33,087
5.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,e
18,339
GSAA Home Equity Trust
461,699
7.384%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
497,826
844,141
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,c
734,273
Longfellow Place CLO, Ltd.
3,997,454
7.320%,  (TSFR3M +
2.012%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
3,996,131
Marlette Funding Trust
1,819,653
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
1,816,003
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,723,043

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (17.6%) - continued
National Collegiate Trust
$ 606,213
5.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
$ 587,038
Navient Student Loan Trust
1,252,387
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,169,152
Oak Street Investment
2,091,297
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,853,791
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,140,267
OZLM VIII, Ltd.
2,000,000
7.220%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,982,880
Pagaya AI Debt Trust
666,405
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
669,121
Pagaya AI Technology in Housing
Trust
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,883,564
Palmer Square Loan Funding, Ltd.
3,750,000
6.955%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,c
3,750,544
Park Blue CLO 2022-II, Ltd.
2,000,000
7.876%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
2,013,384
PPM CLO 6, Ltd.
3,227,281
7.776%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,c
3,231,644
Preston Ridge Partners Mortgage
Trust, LLC
1,699,429
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
1,600,573
Pretium Mortgage Credit Partners,
LLC
1,238,888
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,203,798
2,326,431
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,151,587
963,070
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
929,365
Progress Residential Trust
1,997,532
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,868,409
Santander Drive Auto Receivables
Trust
885,791
5.870%,  3/16/2026, Ser.
2023-2, Class A2 885,299
2,323,753
5.360%,  5/15/2026, Ser.
2023-1, Class A2 2,320,234
SFS Auto Receivables
Securitization Trust
1,000,000
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
998,532
Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (17.6%) - continued
Sound Point CLO XIV, Ltd.
$ 4,500,000
7.107%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
$ 4,495,887
5,000,000
7.657%,  (TSFR3M +
2.312%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
4,999,880
Sound Point CLO XV, Ltd.
6,000,000
7.107%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,985,090
Terwin Mortgage Trust
1,029,264
6.934%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,002,324
Tesla Auto Lease Trust
1,600,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
1,538,602
3,000,000
6.130%,  9/21/2026, Ser.
2023-B, Class A3
a
2,998,665
Towd Point Asset Trust
1,675,960
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,517,821
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
892,302
Upstart Securitization Trust
81,517
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
81,245
1,872,476
6.590%,  2/20/2033, Ser.
2023-1, Class A
a
1,868,664
2,232,919
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
2,229,767
VCAT Asset Securitization, LLC
823,487
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
796,807
Vericrest Opportunity Loan
Transferee
1,937,104
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,820,804
2,670,978
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,481,384
819,096
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
762,056
2,626,927
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,428,979
Veridian Auto Receivables Trust
2,000,000
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
1,995,386
Wind River CLO, Ltd.
3,000,000
7.188%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,988,900
Total 136,545,583
Basic Materials (1.5%)
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,030,447
EIDP, Inc.
906,000 4.500%,  5/15/2026 882,466
FMC Corporation
925,000 5.150%,  5/18/2026 898,671
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,855,092

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Basic Materials (1.5%) - continued
Glencore Funding, LLC
$ 1,000,000 4.625%,  4/29/2024
a
$ 989,913
1,475,000 6.125%,  10/6/2028
a,f
1,472,468
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 983,173
Nucor Corporation
800,000 2.000%,  6/1/2025 751,134
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 728,140
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,179,347
Total 11,770,851
Capital Goods (2.2%)
Amphenol Corporation
1,500,000 4.750%,  3/30/2026 1,473,294
Boeing Company
2,350,000 4.875%,  5/1/2025 2,309,622
1,750,000 2.196%,  2/4/2026 1,606,821
Howmet Aerospace, Inc.
1,014,000 6.875%,  5/1/2025 1,017,969
1,100,000 3.000%,  1/15/2029 931,105
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 676,106
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 245,791
John Deere Capital Corporation
925,000 5.150%,  9/8/2026 922,085
1,100,000 4.950%,  7/14/2028 1,084,808
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,156,513
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026
a
840,524
Republic Services, Inc.
750,000 2.500%,  8/15/2024 728,442
1,250,000 0.875%,  11/15/2025 1,130,891
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,941,807
Veralto Corporation
1,100,000 5.500%,  9/18/2026
a
1,094,967
Total 17,160,745
Collateralized Mortgage Obligations (9.1%)
A&D Mortgage Trust
3,451,684
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,447,232
Angel Oak Mortgage Trust
2,486,332
3.137%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,066,462
Banc of America Funding Trust
265,204
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
260,504
451,487
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 412,629
Bear Stearns Adjustable Rate
Mortgage Trust
98,500
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
91,430
Bellemeade Re, Ltd.
75,487
7.065%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
75,506
Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (9.1%) -
continued
CAFL Issuer, LLC
$ 3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
$ 2,772,719
Cascade Funding Mortgage Trust
908,310
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
895,442
CHNGE Mortgage Trust
1,662,156
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,609,495
1,620,842
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,428,128
2,903,694
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
2,874,884
2,451,657
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,250,916
2,747,028
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
2,697,330
2,845,705
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
2,829,818
Citigroup Mortgage Loan Trust,
Inc.
580,457
4.096%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
531,761
COLT Mortgage Loan Trust
2,404,319
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
1,969,627
Countrywide Alternative Loan Trust
149,913
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 99,569
167,017
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 127,590
Credit Suisse Mortgage Capital
Certificates
2,905,647
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,306,332
Deephaven Residential Mortgage
Trust
2,480,370
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,145,109
2,316,124
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
1,910,927
Federal National Mortgage
Association - REMIC
2,054,383
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,985,785
Flagstar Mortgage Trust
1,576,133
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,308,362
GCAT Trust
1,884,349
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,583,878
GS Mortgage-Backed Securities
Trust
358,248
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
320,041
Homeward Opportunities Fund
Trust
255,065
6.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a
255,179
J.P. Morgan Alternative Loan Trust
606,973
4.188%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
466,645

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (9.1%) -
continued
LHOME Mortgage Trust
$ 696,013
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
$ 692,498
2,137,544
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,102,757
2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,939,945
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,098,043
MFRA Trust
2,108,523
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
1,942,907
Mortgage Equity Conversion Asset
Trust
1,018,183
5.950%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,007,523
1,030,690
5.930%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
1,019,672
New York Mortgage Trust
2,247,591
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,226,612
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,455,050
Preston Ridge Partners Mortgage
Trust, LLC
1,670,163
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
1,621,879
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,821,711
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,084,448
Toorak Mortgage Corporation, Ltd.
2,485,381
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,152,074
2,288,799
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,225,515
TRK Trust
1,588,841
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,283,161
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a
1,494,962
Vericrest Opportunity Loan
Transferee
1,454,574
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,376,455
Verus Securitization Trust
3,444,271
5.930%,  3/25/2068, Ser.
2023-3, Class A1
a,b
3,393,412
1,363,785
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,100,636
Wachovia Mortgage Loan Trust,
LLC
32,060
4.624%,  5/20/2036, Ser.
2006-A, Class 2A1
c
30,224
Total 70,792,784
Principal
Amount Long-Term Fixed Income (98.6%) Value
Commercial Mortgage-Backed Securities (0.8%)
GCT Commercial Mortgage Trust
$ 2,000,000
6.697%,  (TSFR1M +
1.364%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
$ 1,319,681
GS Mortgage Securities Trust
3,000,000
7.047%,  (TSFR1M +
1.714%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
2,523,314
Silver Hill Trust
2,148,529
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,022,879
Total 5,865,874
Communications Services (3.4%)
American Tower Corporation
750,000 3.375%,  5/15/2024 737,951
1,000,000 4.400%,  2/15/2026 968,188
500,000 1.450%,  9/15/2026 440,642
1,200,000 5.500%,  3/15/2028 1,177,305
Bell Telephone Company of
Canada
2,250,000 0.750%,  3/17/2024 2,197,304
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
650,000 4.500%,  2/1/2024 646,492
2,100,000 4.908%,  7/23/2025 2,052,020
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
504,436
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 974,485
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 702,380
Meta Platforms, Inc.
1,100,000 4.600%,  5/15/2028 1,076,035
Netflix, Inc.
1,000,000 5.875%,  2/15/2025 997,200
NTT Finance Corporation
700,000 4.142%,  7/26/2024
a
690,130
Paramount Global
400,000 4.750%,  5/15/2025 389,051
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,860,015
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,464,903
1,000,000 7.625%,  2/15/2025 1,014,654
Take-Two Interactive Software, Inc.
1,250,000 5.000%,  3/28/2026 1,226,542
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,350,872
Warnermedia Holdings, Inc.
1,900,000 3.638%,  3/15/2025 1,832,531
1,800,000 3.755%,  3/15/2027 1,661,792
Total 25,964,928
Consumer Cyclical (5.5%)
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 748,557
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,900,058

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Cyclical (5.5%) - continued
$ 1,100,000 5.600%,  8/8/2025
a
$ 1,093,036
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,155,182
Ford Motor Credit Company, LLC
1,840,000 3.370%,  11/17/2023 1,829,093
1,250,000 3.810%,  1/9/2024 1,236,390
1,100,000 3.375%,  11/13/2025 1,020,598
General Motors Company
1,000,000 6.125%,  10/1/2025 999,135
General Motors Financial
Company, Inc.
500,000 1.050%,  3/8/2024 488,864
900,000 3.950%,  4/13/2024 887,947
1,420,000 2.900%,  2/26/2025 1,354,772
925,000 2.750%,  6/20/2025 870,788
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,639,418
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
887,359
1,140,000 1.800%,  10/15/2025
a
1,048,244
750,000 1.650%,  9/17/2026
a
661,849
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
672,790
Kohl's Corporation
2,286,000 10.750%,  5/15/2025 2,337,435
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,076,117
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 1,948,831
1,000,000 4.400%,  9/8/2025 977,595
Marriott International, Inc./MD
1,150,000 3.600%,  4/15/2024 1,135,806
819,000 5.750%,  5/1/2025 817,403
750,000 5.450%,  9/15/2026 743,120
McDonald's Corporation
700,000 4.800%,  8/14/2028 684,677
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
915,653
750,000 5.100%,  8/3/2028
a
734,483
Meritage Homes Corporation
1,250,000 6.000%,  6/1/2025 1,228,939
PACCAR Financial Corporation
1,100,000 5.050%,  8/10/2026 1,094,702
925,000 4.950%,  8/10/2028 914,454
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,737,962
Starbucks Corporation
900,000 4.750%,  2/15/2026 886,757
Toyota Motor Credit Corporation
875,000 0.800%,  10/16/2025 796,236
1,100,000 4.450%,  5/18/2026 1,075,585
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,655,647
Total 42,255,482
Consumer Non-Cyclical (5.3%)
AbbVie, Inc.
1,920,000 3.600%,  5/14/2025 1,855,589
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 970,753
Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Non-Cyclical (5.3%) - continued
Amgen, Inc.
$ 1,000,000 5.250%,  3/2/2025 $ 992,515
825,000 5.150%,  3/2/2028 811,384
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,252,415
1,100,000 5.931%,  2/2/2029 1,079,923
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,211,846
Coca-Cola Europacific Partners
plc
1,250,000 0.800%,  5/3/2024
a
1,213,426
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,731,724
CVS Health Corporation
900,000 5.000%,  2/20/2026 886,029
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,020,524
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,243,072
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,705,389
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,000,000 2.500%,  1/15/2027 1,766,640
Kenvue, Inc.
915,000 5.050%,  3/22/2028
a
902,886
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,343,554
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,849,399
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,355,140
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,466,074
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 1,916,376
Pfizer Investment Enterprises Pte,
Ltd.
1,940,000 4.450%,  5/19/2026 1,895,200
Philip Morris International, Inc.
1,250,000 5.000%,  11/17/2025 1,235,120
1,350,000 0.875%,  5/1/2026 1,203,368
900,000 4.875%,  2/15/2028 871,898
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,430,910
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,382,826
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,454,412
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,145,069
Total 41,193,461
Energy (4.5%)
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,306,496
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,380,651
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,263,683

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Energy (4.5%) - continued
Columbia Pipelines Holding
Company, LLC
$ 925,000 6.055%,  8/15/2026
a
$ 927,901
740,000 6.042%,  8/15/2028
a
736,249
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,347,763
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,786,324
1,150,000 5.850%,  12/15/2025 1,144,151
Energy Transfer, LP
950,000 2.900%,  5/15/2025 902,524
EQT Corporation
277,000 6.125%,  2/1/2025 276,045
Hess Corporation
1,738,000 3.500%,  7/15/2024 1,704,449
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,664,950
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,471,298
1,100,000 1.750%,  3/1/2026 997,426
National Fuel Gas Company
750,000 5.200%,  7/15/2025 734,989
1,370,000 5.500%,  1/15/2026 1,347,349
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,492,380
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 708,079
ONEOK, Inc.
500,000 5.550%,  11/1/2026 496,741
500,000 5.650%,  11/1/2028 493,524
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 745,708
1,200,000 5.375%,  1/1/2026 1,183,160
Phillips 66 Company
800,000 4.950%,  12/1/2027 783,976
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,536,357
Plains All American Pipeline, LP/
PAA Finance Corporation
2,000,000 3.850%,  10/15/2023 1,996,500
750,000 4.650%,  10/15/2025 728,202
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
1,750,000 6.875%,  1/15/2029 1,751,677
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 623,811
Western Midstream Operating, LP
1,500,000 3.100%,  2/1/2025 1,435,110
Total 34,967,473
Financials (31.3%)
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,c
1,097,242
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,375,000 3.150%,  2/15/2024 1,359,312
1,000,000 1.650%,  10/29/2024 951,241
1,300,000 6.500%,  7/15/2025 1,301,499
1,200,000 1.750%,  1/30/2026 1,082,964
250,000 2.450%,  10/29/2026 223,924
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (31.3%) - continued
$ 900,000 6.100%,  1/15/2027 $ 895,594
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,489,564
1,500,000 0.800%,  8/18/2024 1,430,197
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,045,490
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025
g
2,914,072
American Express Company
1,650,000 2.250%,  3/4/2025 1,567,964
1,500,000 3.950%,  8/1/2025 1,451,050
625,000 4.900%,  2/13/2026 613,175
American International Group, Inc.
700,000 2.500%,  6/30/2025 660,331
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 978,763
Ares Capital Corporation
924,000 4.250%,  3/1/2025 888,600
1,350,000 3.875%,  1/15/2026 1,263,214
800,000 2.150%,  7/15/2026 701,887
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,098,365
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,754,476
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,441,247
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,957,592
1,644,000 5.500%,  1/15/2026
a
1,591,536
1,000,000 2.125%,  2/21/2026
a
895,784
450,000 4.250%,  4/15/2026
a
422,953
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
314,514
Banco Santander SA
1,000,000
5.742%,  (CMT 1Y + 0.450%),
6/30/2024
c
998,131
1,600,000 5.147%,  8/18/2025 1,566,405
1,000,000 1.849%,  3/25/2026 899,326
600,000 4.175%,  3/24/2028
c
554,027
1,000,000 5.588%,  8/8/2028 978,240
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,743,922
1,800,000 0.810%,  10/24/2024
c
1,793,090
1,000,000 3.458%,  3/15/2025
c
986,649
1,250,000 0.976%,  4/22/2025
c
1,211,066
1,500,000 3.841%,  4/25/2025
c
1,478,748
1,125,000 0.981%,  9/25/2025
c
1,065,532
1,900,000 2.456%,  10/22/2025
c
1,824,651
850,000 3.384%,  4/2/2026
c
813,531
1,275,000 1.319%,  6/19/2026
c
1,169,270
1,000,000 4.827%,  7/22/2026
c
974,889
1,500,000 1.734%,  7/22/2027
c
1,329,239
Bank of Montreal
1,000,000 1.500%,  1/10/2025 945,249
1,100,000 5.920%,  9/25/2025 1,097,579
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,h
673,792
1,000,000 4.414%,  7/24/2026
c
971,665
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
828,963
1,800,000 4.846%,  2/7/2028
a
1,730,956

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (31.3%) - continued
Bank of Nova Scotia
$ 1,000,000 5.250%,  12/6/2024 $ 990,801
935,000 4.900%,  6/4/2025
c,h
855,166
Barclays plc
1,500,000 4.375%,  9/11/2024 1,469,754
1,600,000 1.007%,  12/10/2024
c
1,582,579
500,000 5.829%,  5/9/2027
c
491,040
1,100,000 6.496%,  9/13/2027
c
1,097,082
500,000 2.279%,  11/24/2027
c
440,533
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,657,506
850,000 4.700%,  3/24/2025 824,593
Blue Owl Capital Corporation
750,000 4.250%,  1/15/2026 701,653
1,000,000 3.400%,  7/15/2026 896,562
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 591,481
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
693,720
750,000 3.750%,  6/17/2026
a
665,604
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,h
1,873,561
960,000 2.819%,  11/19/2025
a,c
922,013
1,300,000 1.323%,  1/13/2027
a,c
1,164,171
BPCE SA
950,000 2.375%,  1/14/2025
a
900,188
750,000 5.975%,  1/18/2027
a,c
741,893
Canadian Imperial Bank of
Commerce
1,300,000 5.144%,  4/28/2025 1,283,048
1,250,000 3.945%,  8/4/2025 1,206,809
1,100,000 5.926%,  10/2/2026
f
1,099,736
Capital One Financial Corporation
750,000 1.343%,  12/6/2024
c
740,942
750,000 2.636%,  3/3/2026
c
707,826
1,500,000 4.985%,  7/24/2026
c
1,455,380
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,843,820
1,200,000 4.625%,  12/15/2029 1,080,756
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,h
384,291
1,250,000 4.000%,  6/1/2026
c,h
1,044,008
1,100,000 5.875%,  8/24/2026 1,096,377
Citigroup, Inc.
2,500,000 0.776%,  10/30/2024
c
2,488,325
1,000,000 3.290%,  3/17/2026
c
956,981
925,000 3.106%,  4/8/2026
c
882,741
1,150,000 1.122%,  1/28/2027
c
1,024,786
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,h
536,021
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,495,272
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 925,727
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 405,137
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,g,h
975,448
750,000 1.247%,  1/26/2027
a,c
669,883
725,000 6.316%,  10/3/2029
a,c,f
725,084
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (31.3%) - continued
Credit Suisse Group AG
$ 990,000 7.500%,  12/11/2023
*,c,h,i
$ 94,050
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,493,992
1,000,000 0.976%,  9/10/2025
a,c
947,866
500,000 6.466%,  1/9/2026
a,c
499,085
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,597,538
2,000,000 6.000%,  10/30/2025
c,h
1,560,981
Deutsche Bank AG/New York, NY
1,200,000 3.700%,  5/30/2024 1,175,533
1,100,000 2.129%,  11/24/2026
c
994,786
Discover Bank
1,250,000 2.450%,  9/12/2024 1,201,399
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
1,175,815
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 745,269
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,433,128
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,803,968
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 184,992
First-Citizens Bank & Trust
Company
1,565,000 6.125%,  3/9/2028 1,554,437
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,053,244
2,000,000 3.400%,  1/15/2026 1,832,774
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,071,117
Goldman Sachs Group, Inc.
1,000,000 5.700%,  11/1/2024 996,179
940,000 3.500%,  4/1/2025 905,099
1,915,000 3.272%,  9/29/2025
c
1,855,623
272,000 4.250%,  10/21/2025 262,117
1,700,000 0.855%,  2/12/2026
c
1,575,424
1,250,000 3.615%,  3/15/2028
c
1,153,342
1,100,000 4.482%,  8/23/2028
c
1,041,162
HSBC Holdings plc
500,000 4.250%,  3/14/2024 495,638
500,000 2.999%,  3/10/2026
c
476,480
1,325,000 1.645%,  4/18/2026
c
1,231,481
1,000,000 1.589%,  5/24/2027
c
881,753
Huntington National Bank
1,000,000 5.699%,  11/18/2025
c
977,411
ING Groep NV
500,000 4.625%,  1/6/2026
a
484,386
1,250,000 1.726%,  4/1/2027
c
1,118,363
1,000,000 4.017%,  3/28/2028
c
928,374
J.P. Morgan Chase & Company
1,500,000
6.393%,  (TSFR3M +
1.112%), 1/10/2025
c
1,502,730
700,000 0.563%,  2/16/2025
c
684,347
1,500,000 0.969%,  6/23/2025
c
1,439,524
750,000 1.561%,  12/10/2025
c
708,811
500,000 5.546%,  12/15/2025
c
496,514
800,000 2.005%,  3/13/2026
c
753,338
900,000 2.083%,  4/22/2026
c
844,745
1,000,000 3.650%,  6/1/2026
c,h
872,838
2,500,000 1.045%,  11/19/2026
c
2,246,774
725,000 1.040%,  2/4/2027
c
645,217

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (31.3%) - continued
$ 800,000 4.851%,  7/25/2028
c
$ 771,172
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 474,118
KeyCorp
550,000 3.878%,  5/23/2025
c
530,194
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,723,901
Lloyds Banking Group plc
925,000 7.500%,  6/27/2024
c,h
902,454
350,000 4.582%,  12/10/2025 334,717
550,000 5.985%,  8/7/2027
c
545,047
1,000,000 3.750%,  3/18/2028
c
918,308
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,h
527,430
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,c
1,185,273
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 969,725
1,000,000 4.650%,  1/27/2026 953,081
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,091,533
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,087,761
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 829,647
2,000,000 0.953%,  7/19/2025
c
1,916,982
800,000 5.063%,  9/12/2025
c
791,249
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
817,078
Morgan Stanley
750,000 2.720%,  7/22/2025
c
727,860
1,300,000 0.864%,  10/21/2025
c
1,224,789
1,750,000 5.000%,  11/24/2025 1,715,237
500,000 4.679%,  7/17/2026
c
487,085
1,000,000 6.138%,  10/16/2026
c
1,000,950
1,000,000 0.985%,  12/10/2026
c
892,152
2,000,000 5.164%,  4/20/2029
c
1,924,110
465,000 5.449%,  7/20/2029
c
453,128
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,432,493
NatWest Group plc
1,500,000 4.269%,  3/22/2025
c
1,483,934
750,000 5.847%,  3/2/2027
c
740,224
400,000 3.754%,  11/1/2029
c
380,857
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,069,460
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,802,999
750,000 2.329%,  1/22/2027 659,954
Nordea Bank ABP
1,700,000 1.500%,  9/30/2026
a
1,492,950
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,071,214
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 377,307
800,000 4.500%,  1/15/2025 777,475
1,000,000 5.250%,  1/15/2026 974,612
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,327,414
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (31.3%) - continued
PNC Financial Services Group,
Inc.
$ 750,000 5.671%,  10/28/2025
c
$ 744,211
1,500,000 3.400%,  9/15/2026
c,h
1,109,660
1,000,000 4.758%,  1/26/2027
c
972,087
925,000 5.582%,  6/12/2029
c
897,355
Pricoa Global Funding I
1,500,000 5.550%,  8/28/2026
a
1,500,122
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
944,065
900,000 0.875%,  1/12/2026
a
803,665
Realty Income Corporation
2,950,000 4.625%,  11/1/2025 2,884,735
500,000 4.875%,  6/1/2026 490,676
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,464,176
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,198,711
Royal Bank of Canada
1,475,000 4.950%,  4/25/2025 1,453,639
1,825,000 4.875%,  1/12/2026 1,791,055
1,100,000 5.200%,  8/1/2028
g
1,070,640
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 332,885
750,000 2.490%,  1/6/2028
c
651,208
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
838,468
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,186,363
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,730,009
1,400,000 1.488%,  12/14/2026
a,c
1,249,873
Standard Chartered plc
900,000 0.991%,  1/12/2025
a,c
885,104
500,000 1.214%,  3/23/2025
a,c
486,544
1,000,000 2.608%,  1/12/2028
a,c
885,237
State Street Corporation
1,100,000 5.104%,  5/18/2026
c
1,086,098
1,000,000 5.751%,  11/4/2026
c
996,486
Sumitomo Mitsui Financial Group,
Inc.
750,000 0.948%,  1/12/2026 671,644
1,200,000 2.174%,  1/14/2027 1,067,317
1,100,000 5.716%,  9/14/2028 1,085,632
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,095,611
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,450,254
1,920,000 4.500%,  7/23/2025 1,828,318
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,671,702
Toronto-Dominion Bank
1,000,000 5.103%,  1/9/2026
g
986,618
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,h
620,718
650,000 4.260%,  7/28/2026
c
625,760
1,100,000 1.267%,  3/2/2027
c
974,646
U.S. Bancorp
750,000 5.727%,  10/21/2026
c
743,761
500,000 4.548%,  7/22/2028
c
469,653
UBS AG
2,756,000 5.125%,  5/15/2024 2,716,038

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (31.3%) - continued
UBS Group AG
$ 800,000 4.490%,  8/5/2025
a,c
$ 785,937
3,350,000 1.305%,  2/2/2027
a,c
2,970,807
1,100,000 6.327%,  12/22/2027
a,c
1,098,233
USB Realty Corporation
95,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
a,c,h
69,104
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,066,578
1,000,000 3.908%,  4/25/2026
c
963,553
500,000 4.540%,  8/15/2026
c
485,629
850,000 3.526%,  3/24/2028
c
780,618
1,100,000 5.574%,  7/25/2029
c
1,073,151
Welltower OP, LLC
2,000,000 3.625%,  3/15/2024 1,977,114
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
886,107
Westpac New Zealand, Ltd.
1,100,000 4.902%,  2/15/2028
a
1,061,321
Total 242,878,182
Foreign Government (0.2%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
949,996
1,000,000 1.450%,  5/5/2026
a
898,534
Total 1,848,530
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
55,945
3.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
54,520
Total 54,520
Technology (3.6%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,000,000 3.125%,  1/15/2025 1,928,224
Dell International, LLC/EMC
Corporation
1,750,000 5.850%,  7/15/2025 1,747,667
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,172,698
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,951,850
1,100,000 5.450%,  3/2/2028 1,090,330
Global Payments, Inc.
875,000 2.650%,  2/15/2025 833,662
Hewlett Packard Enterprise
Company
1,475,000 5.900%,  10/1/2024 1,473,802
Intel Corporation
725,000 4.875%,  2/10/2026 716,306
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 945,688
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024 954,612
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,274,511
Principal
Amount Long-Term Fixed Income (98.6%) Value
Technology (3.6%) - continued
Oracle Corporation
$ 1,055,000 2.500%,  4/1/2025 $ 1,004,484
1,750,000 2.950%,  5/15/2025 1,672,916
1,000,000 5.800%,  11/10/2025 1,003,748
1,100,000 4.500%,  5/6/2028 1,048,427
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
973,768
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,022,705
Roper Technologies, Inc.
675,000 1.000%,  9/15/2025 616,922
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,201,550
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
492,052
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,531,095
VMware, Inc.
350,000 1.400%,  8/15/2026 308,737
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 1,905,697
Total 27,871,451
Transportation (1.4%)
British Airways plc
363,513 4.625%,  6/20/2024
a
359,042
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 948,024
Continental Airlines, Inc.
1,650,391 4.150%,  4/11/2024 1,627,997
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,010,856
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,612,500 4.500%,  10/20/2025
a
1,566,218
Mileage Plus Holdings, LLC
750,000 6.500%,  6/20/2027
a
743,101
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
962,636
1,000,000 3.950%,  3/10/2025
a
965,191
800,000 1.200%,  11/15/2025
a
719,627
Southwest Airlines Company
350,000 5.250%,  5/4/2025 345,939
TTX Company
1,500,000 5.500%,  9/25/2026
a
1,496,148
Total 10,744,779
U.S. Government & Agencies (7.8%)
U.S. Treasury Notes
2,070,000 4.250%,  5/31/2025 2,039,274
45,525,000 3.500%,  1/31/2028 43,446,144
8,500,000 4.000%,  10/31/2029 8,206,816
6,900,000 3.500%,  2/15/2033 6,330,750
Total 60,022,984
Utilities (4.4%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,610,200
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,483,473

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Utilities (4.4%) - continued
Ameren Corporation
$ 250,000 2.500%,  9/15/2024 $ 241,796
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 1,989,749
1,075,000 1.000%,  11/1/2025 974,108
Berkshire Hathaway Energy
Company
575,000 4.050%,  4/15/2025 560,116
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 888,424
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,092,528
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,484,487
DTE Energy Company
750,000 2.529%,  10/1/2024 723,588
750,000 4.220%,  11/1/2024 736,016
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
368,375
915,000 0.900%,  9/15/2025 832,207
1,350,000 5.000%,  12/8/2025 1,331,038
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,011,640
Entergy Corporation
870,000 0.900%,  9/15/2025 789,897
Eversource Energy
925,000 4.750%,  5/15/2026 904,216
1,100,000 5.450%,  3/1/2028 1,087,255
Exelon Corporation
725,000 5.150%,  3/15/2028 711,489
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,061,208
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,445,366
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.800%,  3/15/2028 1,072,641
862,000
8.541%,  (TSFR3M +
3.172%), 4/30/2043
c
846,921
NextEra Energy Capital Holdings,
Inc.
1,000,000 5.749%,  9/1/2025 997,192
NiSource, Inc.
920,000 0.950%,  8/15/2025 839,044
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 977,598
Sempra
1,750,000 3.300%,  4/1/2025 1,682,174
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 976,701
Southern Company
900,000 4.000%,  1/15/2051
c
832,484
750,000 3.750%,  9/15/2051
c
654,148
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,948,845
Principal
Amount Long-Term Fixed Income (98.6%) Value
Utilities (4.4%) - continued
WEC Energy Group, Inc.
$ 1,100,000 5.600%,  9/12/2026 $ 1,099,819
Total 34,254,743
Total Long-Term Fixed Income
(cost $802,871,619) 764,192,370
Shares
Collateral Held for Securities
Loaned ( 0 .6% ) Value
4,285,375 Thrivent Cash Management Trust 4,285,375
Total Collateral Held for
Securities Loaned
(cost $4,285,375) 4,285,375
Shares Preferred Stock ( 0 .2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 12.001%
c
1,935,780
Total 1,935,780
Total Preferred Stock
(cost $1,821,600) 1,935,780
Shares or
Principal
Amount Short-Term Investments ( 0 .7% ) Value
Federal Home Loan Bank Discount
Notes
5,605,000 5.179%, 10/2/2023
j
5,605,000
Total Short-Term Investments
(cost $5,603,388) 5,605,000
Total Investments (cost
$814,581,982) 100.1% $ 776,018,525
Other Assets and Liabilities, Net
(0.1%) (1,095,168)
Total Net Assets 100.0% $ 774,923,357
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $313,049,340 or
40.4% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
c Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security is on loan.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Portfolio as of September 29, 2023
was $94,050 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 4,149,663
Total lending $4,149,663
Gross amount payable upon return of
collateral for securities loaned $4,285,375
Net amounts due to counterparty $135,712
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 136,545,583 – 134,045,583 2,500,000
Basic Materials 11,770,851 – 11,770,851 –
Capital Goods 17,160,745 – 17,160,745 –
Collateralized Mortgage Obligations 70,792,784 – 70,792,784 –
Commercial Mortgage-Backed Securities 5,865,874 – 5,865,874 –
Communications Services 25,964,928 – 25,964,928 –
Consumer Cyclical 42,255,482 – 42,255,482 –
Consumer Non-Cyclical 41,193,461 – 41,193,461 –
Energy 34,967,473 – 34,967,473 –
Financials 242,878,182 – 242,878,182 –
Foreign Government 1,848,530 – 1,848,530 –
Mortgage-Backed Securities 54,520 – 54,520 –
Technology 27,871,451 – 27,871,451 –
Transportation 10,744,779 – 10,744,779 –
U.S. Government & Agencies 60,022,984 – 60,022,984 –
Utilities 34,254,743 – 34,254,743 –
Preferred Stock
Financials 1,935,780 1,935,780 – –
Short-Term Investments 5,605,000 – 5,605,000 –
Subtotal Investments in Securities $ 771,733,150 $ 1,935,780 $ 767,297,370 $ 2,500,000
Other Investments  * Total
Collateral Held for Securities Loaned 4,285,375
Subtotal Other Investments $ 4,285,375
Total Investments at Value $ 776,018,525
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $ 2,812 $ 29,413 $ 27,940 $ 4,285 4,285 0.6%
Total Collateral Held for Securities Loaned 2,812 4,285 0.6
Total Value $ 2,812 $ 4,285
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $ 35
Total Affiliated Income from Securities Loaned, Net $ 35
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (11.1%)
234 Alphabet, Inc., Class C
a
$ 30,853
24,145 AT&T, Inc. 362,658
8,465 BCE, Inc. 323,144
219,000 CITIC Telecom International
Holdings, Ltd. 86,597
9,688 Comcast Corporation 429,566
20,475 Deutsche Telekom AG 429,500
5,400 KDDI Corporation 165,297
10,141 Koninklijke (Royal) KPN NV 33,411
15,400 Nintendo Company, Ltd. 639,916
71,600 Nippon Television Holdings, Inc. 723,959
7,600 SKY Perfect JSAT Holdings, Inc. 35,538
37,000 SoftBank Corporation 418,777
872 Swisscom AG 517,785
46,842 Telefonica Deutschland Holding
AG 83,780
44,736 Telefonica SA 182,762
30,969 Verizon Communications, Inc. 1,003,705
Total 5,467,248
Consumer Discretionary (4.5%)
144 Bayerische Motoren Werke AG 14,626
1,340 Compass Group plc 32,618
28,714 Europris ASA
b
160,076
22,200 Heiwa Corporation 318,609
2,197 McDonald's Corporation 578,778
5,900 McDonald's Holdings Company
(Japan), Ltd. 225,435
574 O'Reilly Automotive, Inc.
a
521,686
12,900 Sekisui House, Ltd. 256,728
235 Ulta Beauty, Inc.
a
93,871
Total 2,202,427
Consumer Staples (13.5%)
1,160 Church & Dwight Company, Inc. 106,291
936 Clorox Company 122,672
10,871 Coca-Cola Company 608,559
1,551 Coles Group, Ltd. 15,480
11,571 Colgate-Palmolive Company 822,814
18,922 Hormel Foods Corporation 719,604
2,905 J.M. Smucker Company 357,053
3,500 Japan Tobacco, Inc. 80,528
5,934 Kimberly-Clark Corporation 717,124
13,639 Koninklijke Ahold Delhaize NV 411,075
1,624 Kroger Company 72,674
3 Lindt & Spruengli AG 33,338
559 Loblaw Companies, Ltd. 47,494
11,497 Metro, Inc./CN 597,091
9,903 Mondelez International, Inc. 687,268
42 Nestle SA 4,754
4,023 PepsiCo, Inc. 681,657
2,433 Procter & Gamble Company 354,877
197,700 Sheng Siong Group, Ltd. 219,705
Total 6,660,058
Energy (2.5%)
150,500 Eneos Holdings, Inc. 592,389
15,229 Equinor ASA 499,085
8,650 Galp Energia SGPS SA 128,125
537 Repsol SA 8,833
Total 1,228,432
Financials (12.1%)
587 Aon plc 190,317
601 Bank Leumi Le-Israel BM 4,980
Shares Common Stock (98.1%) Value
Financials (12.1%) - continued
1,225 Berkshire Hathaway, Inc.
a
$ 429,118
245,000 BOC Hong Kong (Holdings), Ltd. 668,818
3,772 Cboe Global Markets, Inc. 589,224
269 Chubb, Ltd. 56,000
2,390 Cincinnati Financial Corporation 244,473
3,534 CME Group, Inc. 707,577
818 Deutsche Boerse AG 141,266
6,321 First Horizon Corporation 69,657
5,992 Hartford Financial Services Group,
Inc. 424,893
2,493 Heritage Financial Corporation 40,661
1,750 Intercontinental Exchange, Inc. 192,535
33,900 Japan Post Bank Company, Ltd. 294,993
1,615 Marsh & McLennan Companies,
Inc. 307,335
896 Mastercard, Inc. 354,735
19,700 Matsui Securities Company, Ltd. 108,223
100,827 Medibank Private, Ltd. 222,539
53,700 Mitsubishi HC Capital, Inc. 357,807
10,388 Power Corporation of Canada 264,470
1,580 Toronto-Dominion Bank 95,190
953 Visa, Inc. 219,200
Total 5,984,011
Health Care (20.6%)
341 Abbott Laboratories 33,026
3,890 AbbVie, Inc. 579,843
1,330 Agilent Technologies, Inc. 148,721
995 Amgen, Inc. 267,416
110 Biogen, Inc.
a
28,271
2,685 Boston Scientific Corporation
a
141,768
5,835 Centene Corporation
a
401,915
933 CSL, Ltd. 150,309
593 Eli Lilly & Company 318,518
7,763 Galenica AG
b
573,497
13,197 Gilead Sciences, Inc. 988,983
6,231 GSK plc 112,743
281 Humana, Inc. 136,712
1,009 Incyte Corporation
a
58,290
7,839 Johnson & Johnson 1,220,924
2,700 Kaken Pharmaceutical Company,
Ltd. 63,136
527 Laboratorios Farmaceuticos ROVI
SA 28,524
1,250 Medtronic plc 97,950
9,371 Merck & Company, Inc. 964,744
1,593 Novartis AG 162,691
9,244 Novo Nordisk AS 841,678
7,239 Pfizer, Inc. 240,118
171 QIAGEN NV
a
6,900
953 Quest Diagnostics, Inc. 116,132
275 Regeneron Pharmaceuticals, Inc.
a
226,314
2,559 Roche Holding AG, Participation
Certificates 698,610
6,323 Sanofi 678,934
498 UnitedHealth Group, Inc. 251,087
1,717 Vertex Pharmaceuticals, Inc.
a
597,070
Total 10,134,824
Industrials (10.1%)
2,567 AMETEK, Inc. 379,300
1,035 Automatic Data Processing, Inc. 249,000
399 BAE Systems plc 4,849
6,600 BellSystem24 Holdings, Inc. 69,738
11,691 Brambles, Ltd. 107,400

Low Volatility Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Industrials (10.1%) - continued
18,019 Cia de Distribucion Integral
Logista Holdings SA $ 460,473
5,340 Computershare, Ltd. 88,989
3,200 COMSYS Holdings Corporation 66,904
10,268 CSX Corporation 315,741
22 Cummins, Inc. 5,026
1,075 Eiffage SA 102,036
3,548 Expeditors International of
Washington, Inc. 406,707
1,168 Fastenal Company 63,819
1,009 Honeywell International, Inc. 186,403
800 Jardine Matheson Holdings, Ltd. 37,136
883 Lockheed Martin Corporation 361,112
11,300 Nikkon Holdings Company, Ltd. 238,787
493 Paychex, Inc. 56,858
2,190 Republic Services, Inc. 312,097
124 Schindler Holding AG,
Participation Certificates 24,701
1,466 Thales SA 206,036
1,995 Thomson Reuters Corporation 244,056
214 W.W. Grainger, Inc. 148,054
4,233 Waste Management, Inc. 645,279
1,751 Wolters Kluwer NV 212,003
Total 4,992,504
Information Technology (14.2%)
596 Accenture plc 183,038
6,075 Akamai Technologies, Inc.
a
647,230
4,700 Amano Corporation 103,153
595 Apple, Inc. 101,870
838 Cadence Design Systems, Inc.
a
196,343
3,300 Canon, Inc. 79,492
1,687 Check Point Software
Technologies, Ltd.
a
224,843
25,325 Cisco Systems, Inc. 1,361,472
869 F5, Inc.
a
140,031
6,799 Hewlett Packard Enterprise
Company 118,099
4,126 Juniper Networks, Inc. 114,662
3,961 Keysight Technologies, Inc.
a
524,080
7,700 Kyocera Corporation 390,373
2,192 Microsoft Corporation 692,124
997 Motorola Solutions, Inc. 271,423
19,900 NEC Networks & System
Integration Corporation 261,293
44 Roper Industries, Inc. 21,308
3,083 TE Connectivity, Ltd. 380,843
3,313 Texas Instruments, Inc. 526,800
9,800 Venture Corporation, Ltd. 88,487
2,720 VeriSign, Inc.
a
550,882
Total 6,977,846
Materials (2.1%)
3,136 Franco-Nevada Corporation 418,625
1,074 Heidelberg Materials AG 83,182
2,888 Holcim AG 184,858
9,209 Newmont Corporation 340,272
Total 1,026,937
Real Estate (0.3%)
181 Public Storage 47,697
7,500 Swire Pacific, Ltd. 50,516
370 Swiss Prime Site AG 33,873
Total 132,086
Shares Common Stock (98.1%) Value
Utilities (7.1%)
7,953 American Electric Power
Company, Inc. $ 598,225
7,709 ATCO, Ltd. 195,244
1,000 CLP Holdings, Ltd. 7,384
1,003 Dominion Energy, Inc. 44,804
9,265 Duke Energy Corporation 817,729
2,693 E.ON SE 31,847
2,704 Edison International 171,136
9,900 Electric Power Development
Company, Ltd. 159,860
9,968 Evergy, Inc. 505,378
3,196 Fortis, Inc. 121,393
30,000 Hong Kong and China Gas
Company, Ltd. 20,874
77,942 Italgas SPA 398,769
16,490 NiSource, Inc. 406,973
162 Pinnacle West Capital Corporation 11,936
851 Portland General Electric
Company 34,448
Total 3,526,000
Total Common Stock
(cost $46,319,450) 48,332,373
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
77,830 5.650% 778,300
Total Short-Term Investments
(cost $778,300) 778,300
Total Investments (cost
$47,097,750) 99.7% $49,110,673
Other Assets and Liabilities, Net
0.3% 129,693
Total Net Assets 100.0% $49,240,366
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $733,573 or 1.5%
of total net assets.
Definitions:
plc - Public Limited Company

Low Volatility Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,467,248 1,826,782 3,640,466 –
Consumer Discretionary 2,202,427 1,194,335 1,008,092 –
Consumer Staples 6,660,058 5,250,593 1,409,465 –
Energy 1,228,432 – 1,228,432 –
Financials 5,984,011 3,825,725 2,158,286 –
Health Care 10,134,824 6,817,802 3,317,022 –
Industrials 4,992,504 3,129,396 1,863,108 –
Information Technology 6,977,846 6,055,048 922,798 –
Materials 1,026,937 758,897 268,040 –
Real Estate 132,086 47,697 84,389 –
Utilities 3,526,000 2,590,629 935,371 –
Subtotal Investments in Securities $48,332,373 $31,496,904 $16,835,469 $–
Other Investments  * Total
Affiliated Short-Term Investments 778,300
Subtotal Other Investments $778,300
Total Investments at Value $49,110,673
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Low Volatility Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 15,582 15,582 – –
Total Liability Derivatives $15,582 $15,582 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$93,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 7 December 2023 $ 646,912 ( $ 15,582)
Total Futures Long Contracts $ 646,912 ( $ 15,582)
Total Futures Contracts $ 646,912 ($15,582)

Low Volatility Equity Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities. .
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $274 $7,091 $6,587 $778 78 1.6%
Total Affiliated Short-Term Investments 274 778 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,865 1,865 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $274 $778
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $23
Total Income/Non Income Cash from Affiliated
Investments $23
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .0% ) Value
Communications Services (2.2%)
11,605 Trade Desk, Inc.
a
$ 906,931
9,575 Ziff Davis, Inc.
a
609,831
Total 1,516,762
Consumer Discretionary (12.1%)
9,946 Aptiv plc
a
980,576
719 Chipotle Mexican Grill, Inc.
a
1,317,086
1,860 Deckers Outdoor Corporation
a
956,207
6,959 Five Below, Inc.
a
1,119,703
9,261 Fox Factory Holding Corporation
a
917,580
2,086 Lululemon Athletica, Inc.
a
804,383
159 NVR, Inc.
a
948,165
2,428 Pool Corporation 864,611
8,495 Wyndham Hotels & Resorts, Inc. 590,742
Total 8,499,053
Consumer Staples (3.8%)
3,806 Casey's General Stores, Inc. 1,033,405
5,200 Celsius Holdings, Inc.
a
892,320
4,403 Lancaster Colony Corporation 726,627
Total 2,652,352
Energy (2.2%)
8,901 Matador Resources Company 529,432
50,524 TechnipFMC plc 1,027,658
Total 1,557,090
Financials (9.4%)
5,015 Arthur J. Gallagher & Company 1,143,069
3,280 Houlihan Lokey, Inc. 351,354
4,766 Kinsale Capital Group, Inc. 1,973,743
2,580 MSCI, Inc. 1,323,746
10,658 PayPal Holdings, Inc.
a
623,067
9,857 Tradeweb Markets, Inc. 790,531
9,778 Western Alliance Bancorp 449,495
Total 6,655,005
Health Care (17.8%)
4,700 Apellis Pharmaceuticals, Inc.
a
178,788
2,016 Argenx SE ADR
a
991,126
3,286 Ascendis Pharma AS ADR
a
307,701
30,816 Avantor, Inc.
a
649,601
16,176 Bio-Techne Corporation 1,101,100
2,595 Cooper Companies, Inc. 825,236
9,890 Dexcom, Inc.
a
922,737
11,327 Edwards Lifesciences Corporation
a
784,735
2,762 ICON plc
a
680,142
6,080 Immunocore Holdings plc ADR
a
315,552
50,430 Maravai LifeSciences Holdings,
Inc.
a
504,300
23,294 Progyny, Inc.
a
792,462
44,234 R1 RCM, Inc.
a
666,606
3,880 Repligen Corporation
a
616,959
3,251 Sarepta Therapeutics, Inc.
a
394,086
4,280 ShockWave Medical, Inc.
a
852,148
6,004 Veeva Systems, Inc.
a
1,221,514
4,423 Zoetis, Inc. 769,514
Total 12,574,307
Industrials (16.2%)
8,762 Advanced Drainage Systems, Inc. 997,378
8,746 ASGN, Inc.
a
714,373
3,209 Carlisle Companies, Inc. 831,965
4,079 Chart Industries, Inc.
a
689,841
Shares Common Stock (95.0%) Value
Industrials (16.2%) - continued
22,322 ExlService Holdings, Inc.
a
$ 625,909
42,369 Howmet Aerospace, Inc. 1,959,566
5,800 Middleby Corporation
a
742,400
2,482 Old Dominion Freight Line, Inc. 1,015,486
10,931 RB Global, Inc. 683,188
6,645 Regal Rexnord Corporation 949,438
1,045 Saia, Inc.
a
416,589
14,401 TransUnion 1,033,848
18,236 WillScot Mobile Mini Holdings
Corporation
a
758,435
Total 11,418,416
Information Technology (26.2%)
11,673 Amphenol Corporation 980,415
5,346 Arista Networks, Inc.
a
983,290
20,313 Calix, Inc.
a
931,148
17,169 Cognex Corporation 728,652
19,302 Dynatrace Holdings, LLC
a
901,983
8,173 Entegris, Inc. 767,526
2,542 EPAM Systems, Inc.
a
649,964
6,330 Five9, Inc.
a
407,019
9,933 Guidewire Software, Inc.
a
893,970
1,850 HubSpot, Inc.
a
911,125
1,069 Lam Research Corporation 670,017
9,949 Lattice Semiconductor
Corporation
a
854,918
2,054 Monolithic Power Systems, Inc. 948,948
7,440 Palo Alto Networks, Inc.
a
1,744,234
8,580 PTC, Inc.
a
1,215,614
21,322 Sprout Social, Inc.
a
1,063,541
3,685 Synopsys, Inc.
a
1,691,304
3,396 Tyler Technologies, Inc.
a
1,311,331
2,648 Universal Display Corporation 415,710
10,905 Wolfspeed, Inc.
a
415,481
Total 18,486,190
Materials (2.7%)
1,896 Martin Marietta Materials, Inc. 778,270
12,243 RPM International, Inc. 1,160,759
Total 1,939,029
Real Estate (2.4%)
7,424 CBRE Group, Inc.
a
548,336
8,104 Regency Centers Corporation 481,702
3,323 SBA Communications Corporation 665,165
Total 1,695,203
Total Common Stock
(cost $61,259,028) 66,993,407
Shares
Registered Investment
Companies ( 1 .9% ) Value
U.S. Unaffiliated  (1.9%)
9,161 Communication Services Select
Sector SPDR Fund 600,687
7,268 SPDR S&P Biotech ETF
b
530,709
1,416 SPDR S&P Oil & Gas Exploration
ETF 209,441
Total 1,340,837
Total Registered Investment
Companies (cost $1,238,825) 1,340,837

Mid Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0 .4% ) Value
293,475 Thrivent Cash Management Trust $ 293,475
Total Collateral Held for
Securities Loaned
(cost $293,475) 293,475
Shares Short-Term Investments ( 2 .9% ) Value
Thrivent Core Short-Term Reserve
Fund
201,786 5.650% 2,017,863
Total Short-Term Investments
(cost $2,017,863) 2,017,863
Total Investments (cost
$64,809,191) 100.2% $ 70,645,582
Other Assets and Liabilities, Net
(0.2%) (112,282)
Total Net Assets 100.0% $ 70,533,300
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 284,778
Total lending $284,778
Gross amount payable upon return of
collateral for securities loaned $293,475
Net amounts due to counterparty $8,697
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,516,762 1,516,762 – –
Consumer Discretionary 8,499,053 8,499,053 – –
Consumer Staples 2,652,352 2,652,352 – –
Energy 1,557,090 1,557,090 – –
Financials 6,655,005 6,655,005 – –
Health Care 12,574,307 12,574,307 – –
Industrials 11,418,416 11,418,416 – –
Information Technology 18,486,190 18,486,190 – –
Materials 1,939,029 1,939,029 – –
Real Estate 1,695,203 1,695,203 – –
Registered Investment Companies
U.S. Unaffiliated 1,340,837 1,340,837 – –
Subtotal Investments in Securities $ 68,334,244 $ 68,334,244 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 2,017,863
Collateral Held for Securities Loaned 293,475
Subtotal Other Investments $ 2,311,338
Total Investments at Value $ 70,645,582
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 2,063 $ 17,028 $ 17,073 $ 2,018 202 2.9%
Total Affiliated Short-Term Investments 2,063 2,018 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 14,905 14,612 293 293 0.4
Total Collateral Held for Securities Loaned – 293 0.4
Total Value $ 2,063 $ 2,311
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 59
Total Income/Non Income Cash from Affiliated
Investments $ 59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $ 5
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (1.7%)
1,140 Cable One, Inc. $ 701,829
55,383 Frontier Communications Parent,
Inc.
a
866,744
31,312 Iridium Communications, Inc. 1,424,383
40,954 New York Times Company 1,687,305
8,345 Nexstar Media Group, Inc. 1,196,423
50,460 TEGNA, Inc. 735,202
13,112 TKO Group Holdings, Inc. 1,102,195
11,639 Ziff Davis, Inc.
a
741,288
76,399 ZoomInfo Technologies, Inc.
a
1,252,943
Total 9,708,312
Consumer Discretionary (14.3%)
23,451 Adient plc
a
860,652
65,365 Aramark 2,268,166
19,026 Autoliv, Inc. 1,835,629
6,728 AutoNation, Inc.
a
1,018,619
17,780 Boyd Gaming Corporation 1,081,558
17,486 Brunswick Corporation 1,381,394
29,062 Capri Holdings, Ltd.
a
1,528,952
9,329 Carter's, Inc. 645,100
6,304 Choice Hotels International, Inc.
b
772,303
17,059 Churchill Downs, Inc.
a
1,979,526
8,753 Columbia Sportswear Company 648,597
15,435 Crocs, Inc.
a
1,361,830
6,544 Deckers Outdoor Corporation
a
3,364,205
15,690 Dick's Sporting Goods, Inc. 1,703,620
13,938 Five Below, Inc.
a
2,242,624
10,609 Fox Factory Holding Corporation
a
1,051,140
67,151 GameStop Corporation
a,b
1,105,306
53,452 Gap, Inc. 568,195
58,451 Gentex Corporation 1,901,996
70,981 Goodyear Tire & Rubber
Company
a
882,294
923 Graham Holdings Company 538,109
7,467 Grand Canyon Education, Inc.
a
872,743
38,131 H&R Block, Inc. 1,641,921
32,284 Harley-Davidson, Inc. 1,067,309
6,034 Helen of Troy, Ltd.
a
703,323
18,186 Hilton Grand Vacations, Inc.
a
740,170
19,458 KB Home 900,516
27,691 Kohl's Corporation 580,403
14,710 Lear Corporation 1,974,082
33,351 Leggett & Platt, Inc. 847,449
22,815 Light and Wonder, Inc.
a
1,627,394
6,901 Lithia Motors, Inc. 2,038,072
68,240 Macy's, Inc. 792,267
8,492 Marriott Vacations Worldwide
Corporation 854,550
88,674 Mattel, Inc.
a
1,953,488
4,888 Murphy USA, Inc. 1,670,376
24,262 Nordstrom, Inc.
b
362,474
15,474 Ollie's Bargain Outlet Holdings,
Inc.
a
1,194,283
37,819 PENN Entertainment, Inc.
a
867,946
4,887 Penske Automotive Group, Inc. 816,422
21,173 Planet Fitness, Inc.
a
1,041,288
13,343 Polaris, Inc. 1,389,540
15,704 PVH Corporation 1,201,513
3,869 RH
a
1,022,809
37,774 Service Corporation International 2,158,406
33,645 Skechers USA, Inc.
a
1,646,923
27,405 Taylor Morrison Home Corporation
a
1,167,727
43,107 Tempur Sealy International, Inc. 1,868,257
16,713 Texas Roadhouse, Inc. 1,606,119
Shares Common Stock (98.5%) Value
Consumer Discretionary (14.3%) - continued
13,348 Thor Industries, Inc. $ 1,269,795
27,378 Toll Brothers, Inc. 2,024,877
7,952 TopBuild Corporation
a
2,000,723
35,785 Topgolf Callaway Brands
Corporation
a
495,265
18,510 Travel + Leisure Company 679,872
47,250 Under Armour, Inc., Class A
a
323,663
50,070 Under Armour, Inc., Class C
a
319,447
9,654 Vail Resorts, Inc. 2,142,126
34,720 Valvoline, Inc. 1,119,373
7,061 Visteon Corporation
a
974,912
42,447 Wendy's Company 866,343
16,081 Williams-Sonoma, Inc. 2,498,988
7,506 Wingstop, Inc. 1,349,879
21,097 Wyndham Hotels & Resorts, Inc. 1,467,085
21,718 YETI Holdings, Inc.
a
1,047,242
Total 81,927,175
Consumer Staples (4.2%)
32,913 BellRing Brands, Inc.
a
1,357,003
33,645 BJ's Wholesale Club Holdings,
Inc.
a
2,401,244
2,367 Boston Beer Company, Inc.
a
922,018
9,362 Casey's General Stores, Inc. 2,541,970
12,322 Celsius Holdings, Inc.
a
2,114,455
1,174 Coca-Cola Consolidated, Inc. 747,040
89,684 Coty, Inc.
a
983,833
39,935 Darling Ingredients, Inc.
a
2,084,607
48,151 Flowers Foods, Inc. 1,067,989
24,733 Grocery Outlet Holding
Corporation
a
713,547
16,561 Ingredion, Inc. 1,629,602
5,100 Lancaster Colony Corporation 841,653
39,098 Performance Food Group
Company
a
2,301,308
10,079 Pilgrim's Pride Corporation
a
230,104
12,723 Post Holdings, Inc.
a
1,090,870
25,542 Sprouts Farmers Markets, Inc.
a
1,093,198
56,877 US Foods Holding Corporation
a
2,258,017
Total 24,378,458
Energy (5.8%)
85,277 Antero Midstream Corporation 1,021,618
70,701 Antero Resources Corporation
a
1,794,391
49,223 ChampionX Corporation 1,753,323
28,170 Chesapeake Energy Corporation 2,429,099
10,399 Chord Energy Corporation 1,685,366
21,364 Civitas Resources, Inc. 1,727,707
40,430 CNX Resources Corporation
a
912,909
24,264 DT Midstream, Inc. 1,284,051
108,485 Equitrans Midstream Corporation 1,016,504
36,419 HF Sinclair Corporation 2,073,334
27,745 Matador Resources Company 1,650,273
37,145 Murphy Oil Corporation 1,684,526
98,599 NOV, Inc. 2,060,719
63,539 Ovintiv, Inc. 3,022,550
27,543 PBF Energy, Inc. 1,474,377
69,528 Permian Resources Corporation 970,611
60,433 Range Resources Corporation 1,958,634
275,799 Southwestern Energy Company
a
1,778,904
15,932 Valaris, Ltd.
a
1,194,581
18,047 Weatherford International plc
a
1,630,185
Total 33,123,662

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Financials (14.6%)
8,776 Affiliated Managers Group, Inc. $ 1,143,864
67,971 Ally Financial, Inc. 1,813,466
16,574 American Financial Group, Inc. 1,850,819
123,671 Annaly Capital Management, Inc. 2,326,251
37,790 Associated Banc-Corp 646,587
26,348 Bank OZK 976,720
16,401 Brighthouse Financial, Inc.
a
802,665
45,727 Cadence Bank 970,327
28,294 CNO Financial Group, Inc. 671,417
52,225 Columbia Banking System, Inc. 1,060,167
28,414 Commerce Bancshares, Inc. 1,363,304
16,056 Cullen/Frost Bankers, Inc. 1,464,468
35,427 East West Bancorp, Inc. 1,867,357
6,245 Erie Indemnity Company 1,834,719
26,789 Essent Group, Ltd. 1,266,852
11,813 Euronet Worldwide, Inc.
a
937,716
8,728 Evercore, Inc. 1,203,417
89,846 F.N.B. Corporation 969,438
22,106 Federated Hermes, Inc. 748,730
64,743 Fidelity National Financial, Inc. 2,673,886
25,812 First American Financial
Corporation 1,458,120
32,167 First Financial Bankshares, Inc. 808,035
139,895 First Horizon Corporation 1,541,643
9,262 FirstCash Holdings, Inc. 929,720
27,762 Glacier Bancorp, Inc. 791,217
21,565 Hancock Whitney Corporation 797,689
8,953 Hanover Insurance Group, Inc. 993,604
47,174 Home BancShares, Inc. 987,824
26,785 Interactive Brokers Group, Inc. 2,318,510
13,362 International Bancshares
Corporation 579,109
33,184 Janus Henderson Group plc 856,811
44,253 Jefferies Financial Group, Inc. 1,620,987
15,077 Kemper Corporation 633,686
5,510 Kinsale Capital Group, Inc. 2,281,856
70,691 MGIC Investment Corporation 1,179,833
6,515 Morningstar, Inc. 1,526,074
180,809 New York Community Bancorp,
Inc. 2,050,374
73,262 Old National Bancorp 1,065,229
66,284 Old Republic International
Corporation 1,785,691
19,220 Pinnacle Financial Partners, Inc. 1,288,509
8,956 Primerica, Inc. 1,737,554
23,467 Prosperity Bancshares, Inc. 1,280,829
16,579 Reinsurance Group of America,
Inc. 2,407,105
12,816 RenaissanceRe Holdings, Ltd. 2,536,543
10,047 RLI Corporation 1,365,287
25,188 SEI Investments Company 1,517,073
15,166 Selective Insurance Group, Inc. 1,564,676
56,609 SLM Corporation 771,015
19,031 SouthState Corporation 1,281,928
74,401 Starwood Property Trust, Inc. 1,439,659
26,153 Stifel Financial Corporation 1,606,840
36,599 Synovus Financial Corporation 1,017,452
12,019 Texas Capital Bancshares, Inc.
a
707,919
10,934 UMB Financial Corporation 678,455
33,787 United Bankshares, Inc. 932,183
46,044 Unum Group 2,264,904
106,771 Valley National Bancorp 913,960
26,487 Voya Financial, Inc. 1,760,061
43,382 Webster Financial Corporation 1,748,728
93,781 Western Union Company 1,236,034
Shares Common Stock (98.5%) Value
Financials (14.6%) - continued
10,755 WEX, Inc.
a
$ 2,022,908
15,327 Wintrust Financial Corporation 1,157,188
Total 84,034,992
Health Care (8.2%)
23,079 Acadia Healthcare Company, Inc.
a
1,622,684
8,171 Amedisys, Inc.
a
763,171
26,840 Arrowhead Research Corporation
a
721,191
15,062 Azenta, Inc.
a
755,962
24,637 Bruker Corporation 1,534,885
3,775 Chemed Corporation 1,961,868
31,428 Doximity, Inc.
a
666,902
25,097 Encompass Health Corporation 1,685,515
12,427 Enovis Corporation
a
655,276
41,020 Envista Holdings Corporation
a
1,143,638
79,720 Exelixis, Inc.
a
1,741,882
29,388 Globus Medical, Inc.
a
1,459,114
12,698 Haemonetics Corporation
a
1,137,487
33,032 Halozyme Therapeutics, Inc.
a
1,261,822
21,401 HealthEquity, Inc.
a
1,563,343
5,077 ICU Medical, Inc.
a
604,214
12,781 Inari Medical, Inc.
a
835,877
17,733 Integra LifeSciences Holdings
Corporation
a
677,223
15,809 Jazz Pharmaceuticals, Inc.
a
2,046,317
17,135 Lantheus Holdings, Inc.
a
1,190,540
13,492 LivaNova plc
a
713,457
11,109 Masimo Corporation
a
974,037
5,816 Medpace Holdings, Inc.
a
1,408,228
49,273 Neogen Corporation
a
913,521
24,451 Neurocrine Biosciences, Inc.
a
2,750,738
45,040 Option Care Health, Inc.
a
1,457,044
21,308 Patterson Companies, Inc. 631,569
9,624 Penumbra, Inc.
a
2,328,142
33,902 Perrigo Company plc 1,083,169
20,783 Progyny, Inc.
a
707,038
12,376 QuidelOrtho Corporation
a
903,943
49,305 R1 RCM, Inc.
a
743,026
12,984 Repligen Corporation
a
2,064,586
9,202 ShockWave Medical, Inc.
a
1,832,118
24,768 Sotera Health Company
a
371,025
25,424 Tenet Healthcare Corporation
a
1,675,187
11,752 United Therapeutics Corporation
a
2,654,424
Total 47,240,163
Industrials (21.9%)
7,810 Acuity Brands, Inc. 1,330,121
17,339 Advanced Drainage Systems, Inc. 1,973,698
34,736 AECOM 2,884,477
15,562 AGCO Corporation 1,840,673
12,119 ASGN, Inc.
a
989,880
4,947 Avis Budget Group, Inc.
a
888,926
11,625 Brink's Company 844,440
31,308 Builders FirstSource, Inc.
a
3,897,533
22,902 BWX Technologies, Inc. 1,717,192
5,709 CACI International, Inc.
a
1,792,226
12,499 Carlisle Companies, Inc. 3,240,491
10,510 Chart Industries, Inc.
a
1,777,451
12,610 Clean Harbors, Inc.
a
2,110,410
10,818 Concentrix Corporation 866,630
12,225 Crane Company 1,086,069
9,591 Curtiss-Wright Corporation 1,876,287
30,358 Donaldson Company, Inc. 1,810,551
11,802 EMCOR Group, Inc. 2,483,023
10,276 EnerSys 972,829

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Industrials (21.9%) - continued
14,183 ESAB Corporation $ 995,930
41,496 ExlService Holdings, Inc.
a
1,163,548
12,732 Exponent, Inc. 1,089,859
32,853 Flowserve Corporation 1,306,564
35,898 Fluor Corporation
a
1,317,457
31,773 Fortune Brands Innovations, Inc. 1,975,010
8,521 FTI Consulting, Inc.
a
1,520,232
8,864 GATX Corporation 964,669
41,769 Genpact, Ltd. 1,512,038
42,315 Graco, Inc. 3,083,917
29,781 GXO Logistics, Inc.
a
1,746,656
33,513 Hertz Global Holdings, Inc.
a
410,534
21,150 Hexcel Corporation 1,377,711
13,429 Hubbell, Inc. 4,208,783
9,073 Insperity, Inc. 885,525
20,557 ITT Corporation 2,012,736
33,782 KBR, Inc. 1,991,111
14,898 Kirby Corporation
a
1,233,554
40,387 Knight-Swift Transportation
Holdings, Inc. 2,025,408
9,001 Landstar System, Inc. 1,592,637
8,003 Lennox International, Inc. 2,996,643
14,376 Lincoln Electric Holdings, Inc. 2,613,413
12,415 ManpowerGroup, Inc. 910,268
15,135 MasTec, Inc.
a
1,089,266
15,220 Maximus, Inc. 1,136,630
50,990 MDU Resources Group, Inc. 998,384
13,422 Middleby Corporation
a
1,718,016
9,250 MSA Safety, Inc. 1,458,263
11,868 MSC Industrial Direct Company,
Inc. 1,164,844
41,509 nVent Electric plc 2,199,562
16,351 Oshkosh Corporation 1,560,376
22,494 Owens Corning, Inc. 3,068,407
10,782 Paylocity Holding Corporation
a
1,959,089
7,275 RBC Bearings, Inc.
a
1,703,296
16,604 Regal Rexnord Corporation 2,372,380
11,400 Ryder System, Inc. 1,219,230
6,644 Saia, Inc.
a
2,648,631
13,442 Science Applications International
Corporation 1,418,669
38,165 Sensata Technologies Holding plc 1,443,400
10,685 Simpson Manufacturing Company,
Inc. 1,600,720
23,167 Stericycle, Inc.
a
1,035,797
54,381 Sunrun, Inc.
a
683,025
16,876 Terex Corporation 972,395
13,332 Tetra Tech, Inc. 2,026,864
16,365 Timken Company 1,202,664
26,017 Toro Company 2,162,013
27,183 Trex Company, Inc.
a
1,675,288
15,491 UFP Industries, Inc. 1,586,278
5,262 Valmont Industries, Inc. 1,263,985
5,617 Vicor Corporation
a
330,785
8,398 Watsco, Inc. 3,172,093
6,856 Watts Water Technologies, Inc. 1,184,854
15,872 Werner Enterprises, Inc. 618,214
11,067 WESCO International, Inc. 1,591,656
15,128 Woodward, Inc. 1,879,805
29,037 XPO, Inc.
a
2,167,902
Total 125,629,891
Information Technology (10.5%)
27,191 ACI Worldwide, Inc.
a
613,429
17,823 Allegro MicroSystems, Inc.
a
569,267
Shares Common Stock (98.5%) Value
Information Technology (10.5%) - continued
25,842 Amkor Technology, Inc. $ 584,029
13,938 Arrow Electronics, Inc.
a
1,745,595
7,102 Aspen Technology, Inc.
a
1,450,655
22,886 Avnet, Inc. 1,102,876
10,591 Belden, Inc. 1,022,561
10,788 Blackbaud, Inc.
a
758,612
14,779 Calix, Inc.
a
677,469
37,433 Ciena Corporation
a
1,769,084
13,699 Cirrus Logic, Inc.
a
1,013,178
43,141 Cognex Corporation 1,830,904
32,584 Coherent Corporation
a
1,063,542
10,986 CommVault Systems, Inc.
a
742,763
12,088 Crane NXT Company 671,730
14,912 Dolby Laboratories, Inc. 1,181,925
64,570 Dropbox, Inc.
a
1,758,241
59,485 Dynatrace Holdings, LLC
a
2,779,734
12,426 Envestnet, Inc.
a
547,117
36,761 GoDaddy, Inc.
a
2,737,959
7,472 IPG Photonics Corporation
a
758,707
32,772 Jabil, Inc. 4,158,439
57,313 Kyndryl Holdings, Inc.
a
865,426
34,513 Lattice Semiconductor
Corporation
a
2,965,702
6,233 Littelfuse, Inc. 1,541,546
17,202 Lumentum Holdings, Inc.
a
777,186
13,509 MACOM Technology Solutions
Holdings, Inc.
a
1,102,064
15,441 Manhattan Associates, Inc.
a
3,052,068
15,738 MKS Instruments, Inc. 1,361,967
32,926 National Instruments Corporation 1,963,048
33,516 NCR Corporation
a
903,927
8,966 Novanta, Inc.
a
1,286,083
14,371 Power Integrations, Inc. 1,096,651
9,192 Qualys, Inc.
a
1,402,240
7,979 Silicon Laboratories, Inc.
a
924,686
11,434 Super Micro Computer, Inc.
a
3,135,431
9,897 Synaptics, Inc.
a
885,188
11,972 TD SYNNEX Corporation 1,195,524
25,014 Teradata Corporation
a
1,126,130
10,907 Universal Display Corporation 1,712,290
31,787 Vishay Intertechnology, Inc. 785,775
38,745 Vontier Corporation 1,197,995
31,167 Wolfspeed, Inc.
a
1,187,463
Total 60,006,206
Materials (6.9%)
44,683 Alcoa Corporation 1,298,488
16,435 AptarGroup, Inc. 2,055,032
12,830 Ashland, Inc. 1,047,954
22,806 Avient Corporation 805,508
55,513 Axalta Coating Systems, Ltd.
a
1,493,300
29,571 Berry Plastics Group, Inc. 1,830,741
14,006 Cabot Corporation 970,196
37,077 Chemours Company 1,040,010
127,370 Cleveland-Cliffs, Inc.
a
1,990,793
29,242 Commercial Metals Company 1,444,847
30,210 Crown Holdings, Inc. 2,672,981
8,872 Eagle Materials, Inc. 1,477,365
76,923 Graphic Packaging Holding
Company 1,713,844
6,378 Greif, Inc. 426,114
12,747 Knife River Corporation
a
622,436
16,069 Louisiana-Pacific Corporation 888,134
36,030 MP Materials Corporation
a
688,173
1,729 NewMarket Corporation 786,764

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Materials (6.9%) - continued
31,506 Olin Corporation $ 1,574,670
14,662 Reliance Steel & Aluminum
Company 3,844,816
16,448 Royal Gold, Inc. 1,748,916
32,314 RPM International, Inc. 3,063,690
10,405 Scotts Miracle-Gro Company 537,730
20,923 Silgan Holdings, Inc. 901,991
24,527 Sonoco Products Company 1,333,043
55,829 United States Steel Corporation 1,813,326
7,993 Westlake Corporation 996,487
7,628 Worthington Industries, Inc. 471,563
Total 39,538,912
Real Estate (7.1%)
24,105 Agree Realty Corporation 1,331,560
37,365 Apartment Income REIT
Corporation 1,147,106
75,266 Brixmor Property Group, Inc. 1,564,028
28,178 COPT Defense Properties 671,482
38,003 Cousins Properties, Inc. 774,121
56,291 CubeSmart 2,146,376
11,368 EastGroup Properties, Inc. 1,893,113
18,861 EPR Properties 783,486
46,642 Equity Lifestyle Properties, Inc. 2,971,562
33,115 First Industrial Realty Trust, Inc. 1,575,943
65,763 Gaming and Leisure Properties,
Inc. 2,995,505
95,364 Healthcare Realty Trust, Inc. 1,456,208
56,192 Independence Realty Trust, Inc. 790,621
11,939 Jones Lang LaSalle, Inc.
a
1,685,548
26,700 Kilroy Realty Corporation 843,987
54,929 Kite Realty Group Trust 1,176,579
21,919 Lamar Advertising Company 1,829,579
149,835 Medical Properties Trust, Inc. 816,601
20,780 National Storage Affiliates Trust 659,557
45,674 NNN REIT, Inc. 1,614,119
61,314 Omega Healthcare Investors, Inc. 2,033,172
54,018 Park Hotels & Resorts, Inc. 665,502
59,707 Physicians Realty Trust 727,828
20,009 PotlatchDeltic Corporation 908,209
34,155 Rayonier, Inc. REIT 972,051
51,692 Rexford Industrial Realty, Inc. 2,551,000
57,896 Sabra Health Care REIT, Inc. 807,070
35,388 Spirit Realty Capital, Inc. 1,186,560
44,987 STAG Industrial, Inc. 1,552,501
40,077 Vornado Realty Trust 908,946
Total 41,039,920
Utilities (3.3%)
14,372 ALLETE, Inc. 758,842
16,804 Black Hills Corporation 850,114
60,932 Essential Utilities, Inc. 2,091,796
12,674 IDACORP, Inc. 1,186,920
22,991 National Fuel Gas Company 1,193,463
24,429 New Jersey Resources
Corporation 992,550
15,034 NorthWestern Corporation 722,534
50,150 OGE Energy Corporation 1,671,499
13,884 ONE Gas, Inc. 948,000
13,429 Ormat Technologies, Inc. 938,956
21,492 PNM Resources, Inc. 958,758
25,313 Portland General Electric
Company 1,024,670
15,034 Southwest Gas Holdings, Inc. 908,204
13,171 Spire, Inc. 745,215
Shares Common Stock (98.5%) Value
Utilities (3.3%) - continued
52,452 UGI Corporation $ 1,206,396
86,515 Vistra Energy Corporation 2,870,568
Total 19,068,485
Total Common Stock
(cost $440,264,726) 565,696,176
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
2,187,225 Thrivent Cash Management Trust 2,187,225
Total Collateral Held for
Securities Loaned
(cost $2,187,225) 2,187,225
Shares or
Principal
Amount Short-Term Investments ( 1.7% ) Value
Federal Home Loan Bank Discount
Notes
300,000 5.320%, 11/17/2023
c,d
298,039
400,000 5.315%, 12/15/2023
c,d
395,792
Thrivent Core Short-Term Reserve
Fund
898,683 5.650% 8,986,830
Total Short-Term Investments
(cost $9,680,213) 9,680,661
Total Investments (cost
$452,132,164) 100.6% $577,564,062
Other Assets and Liabilities, Net
(0.6%) (3,486,952)
Total Net Assets 100.0% $574,077,110
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 2,114,931
Total lending $2,114,931
Gross amount payable upon return of
collateral for securities loaned $2,187,225
Net amounts due to counterparty $72,294
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,708,312 9,708,312 – –
Consumer Discretionary 81,927,175 81,927,175 – –
Consumer Staples 24,378,458 24,378,458 – –
Energy 33,123,662 33,123,662 – –
Financials 84,034,992 84,034,992 – –
Health Care 47,240,163 47,240,163 – –
Industrials 125,629,891 125,629,891 – –
Information Technology 60,006,206 60,006,206 – –
Materials 39,538,912 39,538,912 – –
Real Estate 41,039,920 41,039,920 – –
Utilities 19,068,485 19,068,485 – –
Short-Term Investments 693,831 – 693,831 –
Subtotal Investments in Securities $566,390,007 $565,696,176 $693,831 $–
Other Investments  * Total
Affiliated Short-Term Investments 8,986,830
Collateral Held for Securities Loaned 2,187,225
Subtotal Other Investments $11,174,055
Total Investments at Value $577,564,062
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 279,237 279,237 – –
Total Liability Derivatives $279,237 $279,237 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$693,831 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 33 December 2023 $ 8,596,557 ( $ 279,237)
Total Futures Long Contracts $ 8,596,557 ( $ 279,237)
Total Futures Contracts $ 8,596,557 ($279,237)

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 9,848 $32,188 $33,049 $8,987 899 1.6%
Total Affiliated Short-Term Investments 9,848 8,987 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,196 39,812 40,821 2,187 2,187 0.4
Total Collateral Held for Securities Loaned 3,196 2,187 0.4
Total Value $13,044 $11,174
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $425
Total Income/Non Income Cash from Affiliated
Investments $425
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 75
Total Affiliated Income from Securities Loaned, Net $75
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (0.8%)
3,116,531 DISH Network Corporation
a
$ 18,262,872
Total 18,262,872
Consumer Discretionary (13.2%)
251,422 Aptiv plc
a
24,787,695
29,430 Chipotle Mexican Grill, Inc.
a
53,910,757
434,272 Crocs, Inc.
a
38,315,818
73,302 Domino's Pizza, Inc. 27,766,065
82,206 Lululemon Athletica, Inc.
a
31,699,456
12,405 NVR, Inc.
a
73,974,736
492,065 Skyline Champion Corporation
a
31,354,382
Total 281,808,909
Consumer Staples (4.5%)
385,516 BJ's Wholesale Club Holdings,
Inc.
a
27,514,277
159,336 Casey's General Stores, Inc. 43,262,911
499,452 Tyson Foods, Inc. 25,217,331
Total 95,994,519
Energy (5.1%)
491,575 Chesapeake Energy Corporation 42,388,512
760,362 Devon Energy Corporation 36,269,267
1,457,593 NOV, Inc. 30,463,694
Total 109,121,473
Financials (16.6%)
1,094,510 Ally Financial, Inc. 29,201,527
101,306 Ameriprise Financial, Inc. 33,398,562
897,897 Arch Capital Group, Ltd.
a
71,571,370
235,352 Kinsale Capital Group, Inc. 97,466,324
974,436 Radian Group, Inc. 24,468,088
523,276 Voya Financial, Inc. 34,771,690
673,512 Western Alliance Bancorp 30,961,346
969,754 Zions Bancorp NA 33,834,717
Total 355,673,624
Health Care (9.6%)
185,684 Align Technology, Inc.
a
56,693,039
347,604 Bio-Techne Corporation 23,661,404
675,121 Centene Corporation
a
46,502,335
495,528 Edwards Lifesciences Corporation
a
34,330,180
2,150,975 Maravai LifeSciences Holdings,
Inc.
a
21,509,750
188,306 Sarepta Therapeutics, Inc.
a
22,826,453
Total 205,523,161
Industrials (19.5%)
487,225 Advanced Drainage Systems, Inc. 55,460,822
131,389 Axon Enterprise, Inc.
a
26,145,097
646,730 Fastenal Company 35,337,327
1,072,826 Howmet Aerospace, Inc. 49,618,203
153,006 Lincoln Electric Holdings, Inc. 27,814,961
174,180 Old Dominion Freight Line, Inc. 71,264,005
210,725 Quanta Services, Inc. 39,420,326
609,884 Timken Company 44,820,375
155,053 United Rentals, Inc. 68,931,912
Total 418,813,028
Information Technology (12.2%)
112,070 ANSYS, Inc.
a
33,346,429
674,603 Ciena Corporation
a
31,881,738
1,584,379 Dropbox, Inc.
a
43,142,640
199,742 Enphase Energy, Inc.
a
23,999,001
Shares Common Stock (98.5%) Value
Information Technology (12.2%) - continued
188,367 NICE, Ltd. ADR
a,b
$ 32,022,390
479,476 ON Semiconductor Corporation
a
44,567,294
556,664 Trimble, Inc.
a
29,981,923
577,066 Wolfspeed, Inc.
a
21,986,215
Total 260,927,630
Materials (7.9%)
917,074 Ball Corporation 45,651,944
466,924 PPG Industries, Inc. 60,606,735
587,441 Steel Dynamics, Inc. 62,985,424
Total 169,244,103
Real Estate (4.4%)
333,122 Alexandria Real Estate Equities,
Inc. 33,345,512
198,332 Camden Property Trust 18,758,241
206,250 SBA Communications Corporation 41,285,062
Total 93,388,815
Utilities (4.7%)
773,269 Alliant Energy Corporation 37,464,883
995,648 CenterPoint Energy, Inc. 26,733,149
1,472,675 NiSource, Inc. 36,345,619
Total 100,543,651
Total Common Stock
(cost $1,662,715,208) 2,109,301,785
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
873,375 Thrivent Cash Management Trust 873,375
Total Collateral Held for
Securities Loaned
(cost $873,375) 873,375
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
3,507,687 5.650% 35,076,872
Total Short-Term Investments
(cost $35,057,832) 35,076,872
Total Investments (cost
$1,698,646,415) 100.2% $2,145,252,032
Other Assets and Liabilities, Net
(0.2%) (3,728,834)
Total Net Assets 100.0% $2,141,523,198
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 867,000
Total lending $867,000
Gross amount payable upon return of
collateral for securities loaned $873,375
Net amounts due to counterparty $6,375

Mid Cap Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 18,262,872 18,262,872 – –
Consumer Discretionary 281,808,909 281,808,909 – –
Consumer Staples 95,994,519 95,994,519 – –
Energy 109,121,473 109,121,473 – –
Financials 355,673,624 355,673,624 – –
Health Care 205,523,161 205,523,161 – –
Industrials 418,813,028 418,813,028 – –
Information Technology 260,927,630 260,927,630 – –
Materials 169,244,103 169,244,103 – –
Real Estate 93,388,815 93,388,815 – –
Utilities 100,543,651 100,543,651 – –
Subtotal Investments in Securities $2,109,301,785 $2,109,301,785 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 35,076,872
Collateral Held for Securities Loaned 873,375
Subtotal Other Investments $35,950,247
Total Investments at Value $2,145,252,032
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 55,489 $184,115 $204,527 $35,077 3,508 1.6%
Total Affiliated Short-Term Investments 55,489 35,077 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 106,285 105,412 873 873 0.1
Total Collateral Held for Securities Loaned – 873 0.1
Total Value $55,489 $35,950
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $2,024
Total Income/Non Income Cash from Affiliated
Investments $2,024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 57
Total Affiliated Income from Securities Loaned, Net $57
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (2.6%)
38,345 Imax Corporation
a
$ 740,825
49,317 Warner Brothers Discovery, Inc.
a
535,583
Total 1,276,408
Consumer Discretionary (11.0%)
4,152 Aptiv plc
a
409,346
13,698 Cedar Fair, LP 506,826
18,403 Cheesecake Factory, Inc. 557,611
6,077 D.R. Horton, Inc. 653,095
18,960 eBay, Inc. 835,946
6,142 Lear Corporation 824,256
12,367 PUMA SE 764,681
17,470 Six Flags Entertainment
Corporation
a
410,720
12,256 Tapestry, Inc. 352,360
Total 5,314,841
Consumer Staples (6.7%)
6,563 Dollar Tree, Inc.
a
698,631
5,464 Lamb Weston Holdings, Inc. 505,202
6,900 Reckitt Benckiser Group plc 486,596
9,227 Sysco Corporation 609,443
23,083 US Foods Holding Corporation
a
916,395
Total 3,216,267
Energy (8.0%)
33,307 Enterprise Products Partners, LP 911,613
7,399 Helmerich & Payne, Inc. 311,942
4,054 Marathon Petroleum Corporation 613,532
18,353 Noble Corporation plc 929,579
4,816 Pioneer Natural Resources
Company 1,105,513
Total 3,872,179
Financials (18.2%)
8,598 Allstate Corporation 957,903
6,296 Capital One Financial Corporation 611,027
35,134 Carlyle Group, Inc. 1,059,642
3,743 Cboe Global Markets, Inc. 584,694
11,658 Comerica, Inc. 484,390
13,097 Eastern Bankshares, Inc. 164,236
26,739 Equitable Holdings, Inc. 759,120
6,106 M&T Bank Corporation 772,104
3,379 Raymond James Financial, Inc. 339,353
4,078 Selective Insurance Group, Inc. 420,727
11,269 Synovus Financial Corporation 313,278
14,306 Texas Capital Bancshares, Inc.
a
842,623
11,763 Voya Financial, Inc. 781,651
9,677 Wintrust Financial Corporation 730,614
Total 8,821,362
Health Care (7.3%)
32,230 Avantor, Inc.
a
679,408
20,166 Baxter International, Inc. 761,065
6,397 Cardinal Health, Inc. 555,388
4,850 Laboratory Corporation of America
Holdings 975,092
4,378 Universal Health Services, Inc. 550,446
Total 3,521,399
Industrials (16.9%)
5,220 AGCO Corporation 617,422
26,526 Barnes Group, Inc. 901,088
Shares Common Stock (99.2%) Value
Industrials (16.9%) - continued
6,700 Booz Allen Hamilton Holding
Corporation $ 732,109
2,310 Carlisle Companies, Inc. 598,891
30,360 Flowserve Corporation 1,207,417
5,757 General Dynamics Corporation 1,272,124
6,278 JB Hunt Transport Services, Inc. 1,183,529
27,034 Sensata Technologies Holding plc 1,022,426
24,132 Southwest Airlines Company 653,253
Total 8,188,259
Information Technology (8.6%)
9,425 CommVault Systems, Inc.
a
637,224
4,556 Jabil, Inc. 578,111
16,418 Juniper Networks, Inc. 456,256
16,471 Knowles Corporation
a
243,936
8,395 MKS Instruments, Inc. 726,503
3,676 ON Semiconductor Corporation
a
341,684
4,995 PTC, Inc.
a
707,692
10,330 Western Digital Corporation
a
471,358
Total 4,162,764
Materials (8.3%)
18,650 Alcoa Corporation 541,969
18,033 Axalta Coating Systems, Ltd.
a
485,088
16,803 Berry Plastics Group, Inc. 1,040,274
8,193 Celanese Corporation 1,028,385
10,750 CF Industries Holdings, Inc. 921,705
Total 4,017,421
Real Estate (6.1%)
2,792 AvalonBay Communities, Inc. 479,498
7,872 CBRE Group, Inc.
a
581,426
40,301 Healthcare Realty Trust, Inc. 615,396
50,694 Host Hotels & Resorts, Inc. 814,653
4,351 Simon Property Group, Inc. 470,038
Total 2,961,011
Utilities (5.5%)
10,694 Alliant Energy Corporation 518,124
6,596 Constellation Energy Corporation 719,492
6,223 DTE Energy Company 617,819
31,539 NiSource, Inc. 778,383
Total 2,633,818
Total Common Stock
(cost $45,546,528) 47,985,729
Shares Short-Term Investments ( 0.6% ) Value
Thrivent Core Short-Term Reserve
Fund
28,758 5.650% 287,583
Total Short-Term Investments
(cost $287,583) 287,583
Total Investments (cost
$45,834,111) 99.8% $48,273,312
Other Assets and Liabilities, Net
0.2% 92,943
Total Net Assets 100.0% $48,366,255
a Non-income producing security.
Definitions:
plc - Public Limited Company

Mid Cap Value Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,276,408 1,276,408 – –
Consumer Discretionary 5,314,841 4,550,160 764,681 –
Consumer Staples 3,216,267 2,729,671 486,596 –
Energy 3,872,179 3,872,179 – –
Financials 8,821,362 8,821,362 – –
Health Care 3,521,399 3,521,399 – –
Industrials 8,188,259 8,188,259 – –
Information Technology 4,162,764 4,162,764 – –
Materials 4,017,421 4,017,421 – –
Real Estate 2,961,011 2,961,011 – –
Utilities 2,633,818 2,633,818 – –
Subtotal Investments in Securities $47,985,729 $46,734,452 $1,251,277 $–
Other Investments  * Total
Affiliated Short-Term Investments 287,583
Subtotal Other Investments $287,583
Total Investments at Value $48,273,312
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $1,619 $15,487 $16,818 $288 29 0.6%
Total Affiliated Short-Term Investments 1,619 288 0.6
Total Value $1,619 $288
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $35
Total Income/Non Income Cash from Affiliated
Investments $35
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (<0.1%)
Grinding Media, Inc., Term Loan
$ 446,939
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
$ 442,470
INEOS US Petrochem, LLC, Term
Loan
1,167,754
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
1,161,331
Lummus Technology Holdings V,
LLC, Term Loan
408,396
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
406,999
Nouryon USA, LLC, Term Loan
887,728
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
886,245
Spectrum Group Buyer, Inc., Term
Loan
402,480
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
386,683
Total 3,283,728
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
591,715
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
590,892
Brookfield WEC Holdings, Inc.,
Term Loan
970,025
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
968,900
BW Holding, Inc., Term Loan
421,414
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
377,317
Chart Industries, Inc., Term Loan
371,068
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
371,068
Charter Next Generation, Inc.,
Term Loan
1,084,110
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
1,073,269
Clydesdale Acquisition Holdings,
Inc., Term Loan
1,123,622
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
1,107,093
Cornerstone Building Brands, Inc.,
Term Loan
1,058,259
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
1,029,824
Emerald Debt Merger Sub, LLC,
Term Loan
836,212
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
834,648
EnergySolutions, LLC, Term Loan
298,030
0.000%,  (TSFR1M +
4.000%), 9/18/2030
b,c,d,e
295,795
Foley Products Company, LLC,
Term Loan
361,587
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
359,703
Proampac PG Borrower, LLC, Term
Loan
600,993
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
597,087
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.2%) - continued
Quikrete Holdings, Inc., Term Loan
$ 260,296
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 259,645
1,029,325
8.181%,  (TSFR1M +
2.750%), 3/18/2029
b
1,028,738
Smyrna Ready Mix Concrete, LLC,
Term Loan
788,423
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
789,409
TK Elevator U.S. Newco, Inc., Term
Loan
664,315
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
662,322
TransDigm, Inc., Term Loan
1,737,867
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
1,737,589
Vertiv Group Corporation, Term
Loan
651,303
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
649,909
Total 12,733,208
Communications Services (0.2%)
Altice France SA/France, Term
Loan
1,360,032
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
1,227,768
CCI Buyer, Inc., Term Loan
523,629
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
516,105
Cengage Learning, Inc., Term
Loan
434,170
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
431,565
Charter Communications
Operating, LLC, Term Loan
1,633,979
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
1,631,332
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,216,024
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
1,179,033
CMG Media Corporation, Term
Loan
786,500
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
717,681
Crown Subsea Communications
Holding, Inc., Term Loan
399,900
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
400,568
541,116
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
542,469
CSC Holdings, LLC, Term Loan
610,917
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
551,860
DIRECTV Financing, LLC, Term
Loan
1,476,270
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
1,441,002
Intelsat Jackson Holdings SA,
Term Loan
774,813
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
772,349

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Level 3 Financing, Inc., Term Loan
$ 684,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
$ 644,841
Lumen Technologies, Inc., Term
Loan
837,630
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
594,960
McGraw-Hill Education, Inc., Term
Loan
768,000
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
751,519
MH Sub I, LLC, Term Loan
1,003,925
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
969,882
NEP Group, Inc., Term Loan
434,043
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
418,582
Playtika Holding Corporation, Term
Loan
523,629
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
522,650
Radiate Holdco, LLC, Term Loan
849,212
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
692,600
RLG Holdings, LLC, Term Loan
421,411
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
395,073
SBA Senior Finance II, LLC, Term
Loan
558,680
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
558,104
UPC Financing Partnership, Term
Loan
400,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
393,500
Virgin Media Bristol, LLC, Term
Loan
993,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
963,339
Zayo Group Holdings, Inc., Term
Loan
839,000
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
683,206
Ziggo Financing Partnership, Term
Loan
671,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
654,782
Total 17,654,770
Consumer Cyclical (0.2%)
1011778 B.C., ULC, Term Loan
1,625,368
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
1,618,265
AlixPartners, LLP, Term Loan
459,289
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
458,600
Allied Universal Holdco, LLC, Term
Loan
1,621,455
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
1,563,779
Alterra Mountain Company, Term
Loan
510,788
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
509,087
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Arches Buyer, Inc., Term Loan
$ 281,102
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
$ 274,777
Caesars Entertainment, Inc., Term
Loan
997,985
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
997,366
Carnival Corporation, Term Loan
601,562
8.327%,  (TSFR1M +
3.000%), 8/8/2027
b
599,306
441,506
8.681%,  (TSFR1M +
3.250%), 10/18/2028
b
438,747
Cinemark USA, Inc., Term Loan
434,760
9.089%,  (TSFR1M +
3.750%), 5/24/2030
b
433,765
Clarios Global, LP, Term Loan
905,797
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
902,971
Delta 2 Lux SARL, Term Loan
968,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
967,032
Ensemble RCM, LLC, Term Loan
364,104
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b
364,235
Fertitta Entertainment, LLC/NV,
Term Loan
395,980
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
391,525
First Brands Group, LLC, Term
Loan
520,992
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
513,177
GoDaddy Operating Company,
LLC, Term Loan
640,171
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
640,369
Great Outdoors Group, LLC, Term
Loan
906,748
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
903,674
Harbor Freight Tools USA, Inc.,
Term Loan
806,778
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
799,808
IRB Holding Corporation, Term
Loan
934,881
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
930,562
Light & Wonder International, Inc.,
Term Loan
983,045
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
981,816
Petco Health & Wellness
Company, Inc., Term Loan
418,332
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
413,103
PetSmart, LLC, Term Loan
1,280,203
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
1,274,941
Pilot Travel Centers, LLC, Term
Loan
1,094,997
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
1,093,037

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 1,302,640
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
$ 1,300,282
Scientific Games Holdings, LP,
Term Loan
664,290
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
659,859
Staples, Inc., Term Loan
639,987
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
547,778
Stars Group Holdings BV, Term
Loan
383,091
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
382,574
Uber Technologies, Inc., Term
Loan
470,825
8.159%,  (TSFR1M +
2.750%), 3/3/2030
b
470,397
UFC Holdings, LLC, Term Loan
639,083
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
638,067
Total 21,068,899
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
1,044,281
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
1,032,700
Alltech, Inc., Term Loan
395,871
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
381,520
Amneal Pharmaceuticals, LLC,
Term Loan
897,618
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
879,666
Bausch + Lomb Corporation, Term
Loan
1,021,654
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
991,577
400,195
0.000%,  (TSFR1M +
4.000%), 9/14/2028
b,c,d,e
394,692
Chobani, LLC, Term Loan
408,588
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
408,204
DaVita, Inc., Term Loan
327,476
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
323,180
Elanco Animal Health, Inc., Term
Loan
516,552
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
506,148
Froneri U.S., Inc., Term Loan
995,708
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
987,444
Gainwell Acquisition Corporation,
Term Loan
1,414,095
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
1,377,413
ICON Luxembourg SARL, Term
Loan
1,035,094
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
1,034,266
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 1,288,371
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
$ 1,287,122
LifePoint Health, Inc., Term Loan
500,725
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
485,703
1,316,646
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
1,312,261
Medline Borrower, LP, Term Loan
2,363,010
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
2,355,212
Organon & Company, Term Loan
1,186,348
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
1,182,789
Packaging Coordinators Midco,
Inc., Term Loan
388,015
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
385,955
Phoenix Newco, Inc., Term Loan
898,241
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
891,100
PRA Health Sciences, Inc., Term
Loan
257,894
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
257,688
Reynolds Consumer Products,
LLC, Term Loan
742,843
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
741,580
Select Medical Corporation, Term
Loan
656,355
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
653,894
Sotera Health Holdings, LLC, Term
Loan
817,400
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
809,022
Star Parent, Inc., Term Loan
919,600
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
898,017
Total 19,577,153
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
651,303
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
650,326
CQP Holdco, LP, Term Loan
1,302,673
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
1,302,374
GIP II Blue Holding, LP, Term Loan
225,813
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
226,095
GIP III Stetson I, LP, Term Loan
347,392
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
347,030
Oryx Midstream Services Permian
Basin, LLC, Term Loan
298,678
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
298,213
Total 2,824,038

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%)
Acrisure, LLC, Term Loan
$ 612,651
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
$ 603,241
Alliant Holdings Intermediate, LLC,
Term Loan
255,396
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
254,837
AmWINS Group, Inc., Term Loan
982,899
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
976,088
Asurion, LLC, Term Loan
711,682
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
695,669
585,000
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
564,525
121,542
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
117,895
Edelman Financial Engines Center,
LLC, Term Loan
268,256
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
265,104
First Eagle Holdings, Inc., Term
Loan
268,138
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
265,553
FleetCor Technologies Operating
Company, LLC, Term  Loan
523,648
7.166%,  (TSFR1M +
1.750%), 4/30/2028
b
521,386
Focus Financial Partners, LLC,
Term Loan
446,617
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
445,067
Howden Group Holdings, Ltd.,
Term Loan
268,242
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
267,102
HUB International, Ltd., Term Loan
1,159,000
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
1,160,935
Hudson River Trading, LLC, Term
Loan
281,117
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
279,059
Jane Street Group, LLC, Term
Loan
523,616
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
521,652
Sedgwick Claims Management
Services, Inc., Term Loan
435,312
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
434,172
Trans Union, LLC, Term Loan
813,051
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
811,937
USI, Inc./NY, Term Loan
970,200
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
968,716
VFH Parent, LLC, Term Loan
396,000
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
392,452
Total 9,545,390
Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%)
Amentum Government Services
Holdings, LLC, Term  Loan
$ 651,404
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
$ 641,229
AthenaHealth Group, Inc., Term
Loan
1,258,660
8.568%,  (PRIME + 3.250%),
2/15/2029
b
1,233,097
Boxer Parent Company, Inc., Term
Loan
994,254
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
992,742
Central Parent, Inc., Term Loan
1,165,195
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
1,164,566
Cloud Software Group, Inc., Term
Loan
706,450
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
678,340
Coherent Corporation, Term Loan
601,512
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
598,883
CommScope, Inc., Term Loan
394,744
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
359,414
CoreLogic, Inc., Term Loan
513,073
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
473,095
Cornerstone OnDemand, Inc.,
Term Loan
714,744
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
678,113
Dcert Buyer, Inc., Term Loan
791,795
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
785,769
Dun & Bradstreet Corporation,
Term Loan
778,766
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
777,061
Entegris, Inc., Term Loan
554,460
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
554,288
Gen Digital, Inc., Term Loan
752,368
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
749,359
Genesys Cloud Services Holdings
II, LLC, Term Loan
652,977
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
652,977
GTCR W Merger Sub, LLC, Term
Loan
1,258,400
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
1,257,481
Informatica, LLC, Term Loan
651,387
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
648,540
Magenta Buyer, LLC, Term Loan
704,621
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
522,202
McAfee Corporation, Term Loan
1,341,416
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
1,308,297

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
Mitchell International, Inc., Term
Loan
$ 817,698
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
$ 803,152
MKS Instruments, Inc., Term Loan
1,175,130
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
1,173,238
Open Text Corporation, Term Loan
1,010,365
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
1,009,910
Peraton Corporation, Term Loan
2,024,298
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
2,017,983
Polaris Newco, LLC, Term Loan
1,175,010
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
1,123,392
Proofpoint, Inc., Term Loan
868,164
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
860,081
RealPage, Inc., Term Loan
664,222
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
655,919
Tempo Acquisition, LLC, Term
Loan
638,526
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
638,526
UKG, Inc., Term Loan
1,391,834
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
1,386,768
Verscend Holding Corporation,
Term Loan
957,410
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
956,385
Total 24,700,807
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,507,365
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
1,551,079
Air Canada, Term Loan
1,238,931
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
1,238,671
Apple Bidco, LLC, Term Loan
410,412
8.181%,  (TSFR1M +
2.750%), 9/23/2028
b
407,128
Brown Group Holding, LLC, Term
Loan
523,277
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
517,934
Genesee & Wyoming, Inc., Term
Loan
651,251
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
649,825
Mileage Plus Holdings, LLC, Term
Loan
675,000
10.798%,  (TSFR3M +
5.250%), 6/20/2027
b
700,387
SkyMiles IP, Ltd., Term Loan
1,184,050
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
1,225,054
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
United Airlines, Inc., Term Loan
$ 810,528
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
$ 810,714
Total 7,100,792
Utilities (<0.1%)
PG&E Corporation, Term Loan
957,998
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
957,337
Total 957,337
Total Bank Loans
(cost $119,209,896) 119,446,122
Shares
Registered Investment
Companies ( 40.9% ) Value
U.S. Affiliated  (40.3%)
21,712,781 Thrivent Core Emerging Markets
Debt Fund 160,891,706
5,867,275 Thrivent Core Emerging Markets
Equity Fund 48,815,728
10,549,418 Thrivent Core Low Volatility Equity
Fund 118,153,479
12,966,499 Thrivent Core Mid Cap Value Fund 125,904,706
15,635,485 Thrivent Core Small Cap Value
Fund 140,719,369
37,945,041 Thrivent Global Stock Portfolio 468,200,070
27,338,439 Thrivent High Yield Portfolio 108,943,680
41,462,587 Thrivent Income Portfolio 343,343,387
30,984,040 Thrivent International Allocation
Portfolio 265,000,293
5,034,407 Thrivent International Index
Portfolio 60,414,393
46,029,861 Thrivent Large Cap Value Portfolio 917,260,052
21,025,596 Thrivent Limited Maturity Bond
Portfolio 197,604,858
24,713,806 Thrivent Mid Cap Stock Portfolio 445,518,247
9,521,736 Thrivent Small Cap Stock Portfolio 151,895,491
Total 3,552,665,459
U.S. Unaffiliated  (0.6%)
28,982 Communication Services Select
Sector SPDR Fund 1,900,350
11,405 Invesco QQQ Trust Series 1
f
4,086,069
1,484 iShares Biotechnology ETF 181,478
42,598 SPDR Bloomberg High Yield Bond
ETF
f
3,850,859
90,834 SPDR S&P 500 ETF Trust 38,829,718
50,197 SPDR S&P Biotech ETF
f
3,665,385
4,449 SPDR S&P Oil & Gas Exploration
ETF 658,052
Total 53,171,911
Total Registered Investment
Companies (cost $3,295,017,238) 3,605,837,370
Shares Common Stock ( 25.7% ) Value
Communications Services (2.1%)
80,388 Alphabet, Inc., Class A
g
10,519,574
579,370 Alphabet, Inc., Class C
g
76,389,934
56,836 Altice USA, Inc.
g
185,854
29,519 AMC Networks, Inc.
g
347,734
11,780 Bumble, Inc.
g
175,758
98 Cable One, Inc. 60,333

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Communications Services (2.1%) - continued
135,106 Cargurus, Inc.
g
$ 2,367,057
222,754 Comcast Corporation 9,876,912
20,205 DISH Network Corporation
g
118,401
988 Electronic Arts, Inc. 118,955
27,881 Emerald Holding, Inc.
g
126,022
11,384 Entravision Communications
Corporation 41,552
30,681 Frontier Communications Parent,
Inc.
g
480,158
71,656 iHeartMedia, Inc.
g
226,433
19,001 Imax Corporation
g
367,099
49,930 Integral Ad Science Holding
Corporation
g
593,668
8,806 Interpublic Group of Companies,
Inc. 252,380
45,465 Liberty Global plc, Class A
g
778,361
93,503 Liberty Global plc, Class C
g
1,735,416
31,795 Liberty Latin America, Ltd., Class
A
g
259,447
6,695 Live Nation Entertainment, Inc.
g
555,953
384,824 Lumen Technologies, Inc.
g
546,450
5,001 Match Group, Inc.
g
195,914
138,627 Meta Platforms, Inc.
g
41,617,212
29,305 Netflix, Inc.
g
11,065,568
1,637 Omnicom Group, Inc. 121,924
215,994 QuinStreet, Inc.
g
1,937,466
1,713 Shutterstock, Inc. 65,180
13,184 Sinclair, Inc. 147,924
9,829 TechTarget, Inc.
g
298,408
22,692 Telephone and Data Systems, Inc. 415,490
38,393 Trade Desk, Inc.
g
3,000,413
5,433 Tripadvisor, Inc.
g
90,079
342,056 Verizon Communications, Inc. 11,086,035
59,951 Walt Disney Company
g
4,859,028
123,677 Warner Brothers Discovery, Inc.
g
1,343,132
11,378 Windstream Services, LLC
g
108,091
788 Yelp, Inc.
g
32,773
66,339 Ziff Davis, Inc.
g
4,225,131
Total 186,733,219
Consumer Discretionary (3.1%)
22,976 2U, Inc.
g
56,751
598 Adient plc
g
21,947
592,552 Amazon.com, Inc.
g
75,325,210
4,379 American Axle & Manufacturing
Holdings, Inc.
g
31,791
59,399 American Eagle Outfitters, Inc. 986,617
85,971 Aptiv plc
g
8,475,881
25,169 Autoliv, Inc. 2,428,305
179 AutoNation, Inc.
g
27,100
6,650 Beazer Homes USA, Inc.
g
165,651
3,500 Best Buy Company, Inc. 243,145
2,325 Booking Holdings, Inc.
g
7,170,184
29,139 Boot Barn Holdings, Inc.
g
2,365,795
5,158 Brunswick Corporation 407,482
14,269 Buckle, Inc. 476,442
5,298 Cedar Fair, LP 196,026
459 Cheesecake Factory, Inc. 13,908
2,934 Chegg, Inc.
g
26,171
2,463 Chipotle Mexican Grill, Inc.
g
4,511,797
226,316 Clarus Corporation 1,710,949
24,763 Columbia Sportswear Company 1,834,938
20,147 Container Store Group, Inc.
g
45,331
13,346 Cooper-Standard Holdings, Inc.
g
179,103
2,816 Crocs, Inc.
g
248,456
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.1%) - continued
7,719 Culp, Inc.
g
$ 43,072
14,320 D.R. Horton, Inc. 1,538,970
57,255 Dana, Inc. 839,931
4,601 Darden Restaurants, Inc. 658,955
5,853 Deckers Outdoor Corporation
g
3,008,969
28,150 Domino's Pizza, Inc. 10,662,938
1,911 Dorman Products, Inc.
g
144,777
9,654 eBay, Inc. 425,645
7,872 Etsy, Inc.
g
508,374
287,573 Everi Holdings, Inc.
g
3,801,715
2,335 Expedia Group, Inc.
g
240,668
36,281 Five Below, Inc.
g
5,837,613
8,114 Ford Motor Company 100,776
43,765 Fox Factory Holding Corporation
g
4,336,236
52,509 Gap, Inc. 558,171
93,640 General Motors Company 3,087,311
32,558 Gentex Corporation 1,059,437
33,793 Goodyear Tire & Rubber
Company
g
420,047
1,175 Grand Canyon Education, Inc.
g
137,334
10,677 Green Brick Partners, Inc.
g
443,202
37,524 Harley-Davidson, Inc. 1,240,543
31,915 Hilton Worldwide Holdings, Inc. 4,792,995
94,367 Home Depot, Inc. 28,513,933
945 Hyatt Hotels Corporation 100,245
3,873 KB Home 179,242
59,847 Laureate Education, Inc. 843,843
8,401 La-Z-Boy, Inc. 259,423
13,280 Lear Corporation 1,782,176
2,888 Lennar Corporation 324,120
15,502 Lowe's Companies, Inc. 3,221,936
7,088 Lululemon Athletica, Inc.
g
2,733,204
5,515 M/I Homes, Inc.
g
463,481
591 Malibu Boats, Inc.
g
28,971
2,805 Marriott International, Inc./MD 551,351
409 Marriott Vacations Worldwide
Corporation 41,158
18,766 McDonald's Corporation 4,943,715
13,996 Meritage Homes Corporation 1,712,970
12,390 MGM Resorts International 455,456
1,741 Modine Manufacturing Company
g
79,651
21,042 Mohawk Industries, Inc.
g
1,805,614
45,639 Nordstrom, Inc.
f
681,847
586 NVR, Inc.
g
3,494,494
5,738 ODP Corporation
g
264,809
13,510 O'Reilly Automotive, Inc.
g
12,278,699
38,373 Papa John's International, Inc. 2,617,806
6,703 PENN Entertainment, Inc.
g
153,834
14,887 Playa Hotels and Resorts NV
g
107,782
12,602 Polaris, Inc. 1,312,372
7,997 Pool Corporation 2,847,732
3,801 PulteGroup, Inc. 281,464
162,016 Qurate Retail, Inc.
g
98,279
8,538 Ross Stores, Inc. 964,367
24,102 SeaWorld Entertainment, Inc.
g
1,114,717
4,987 Six Flags Entertainment
Corporation
g
117,244
28,411 Skyline Champion Corporation
g
1,810,349
7,313 Sonos, Inc.
g
94,411
22,931 Sony Group Corporation ADR 1,889,744
122,139 Stoneridge, Inc.
g
2,451,330
2,034 Taylor Morrison Home Corporation
g
86,669
132,379 Tesla, Inc.
g
33,123,873
172,364 ThredUp, Inc.
g
691,180
1,441 TopBuild Corporation
g
362,556

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Consumer Discretionary (3.1%) - continued
37,469 Travel + Leisure Company $ 1,376,236
24 Ulta Beauty, Inc.
g
9,587
18,731 Upbound Group, Inc. 551,628
18,651 Urban Outfitters, Inc.
g
609,701
285 Vail Resorts, Inc. 63,239
709 Visteon Corporation
g
97,892
24,904 Wendy's Company 508,291
11,089 Wingstop, Inc. 1,994,246
30,257 Wyndham Hotels & Resorts, Inc. 2,104,072
Total 273,037,598
Consumer Staples (1.2%)
80,691 Altria Group, Inc. 3,393,057
13,759 Archer-Daniels-Midland Company 1,037,704
117,372 BJ's Wholesale Club Holdings,
Inc.
g
8,376,840
1,607 Boston Beer Company, Inc.
g
625,975
4,148 Cal-Maine Foods, Inc. 200,846
13,049 Casey's General Stores, Inc. 3,543,064
33,073 Celsius Holdings, Inc.
g
5,675,327
169,863 Coca-Cola Company 9,508,931
56,341 Colgate-Palmolive Company 4,006,408
147,055 Coty, Inc.
g
1,613,193
2,473 Darling Ingredients, Inc.
g
129,091
36,957 e.l.f. Beauty, Inc.
g
4,058,987
27,345 Flowers Foods, Inc. 606,512
3,223 Hain Celestial Group, Inc.
g
33,423
427 Hershey Company 85,434
10,070 Hormel Foods Corporation 382,962
1,905 Ingredion, Inc. 187,452
14,273 J & J Snack Foods Corporation 2,335,776
2,410 John B. Sanfilippo & Son, Inc. 238,108
56,121 Kenvue, Inc. 1,126,910
51,585 Kimberly-Clark Corporation 6,234,047
7,532 Kroger Company 337,057
21,971 Lamb Weston Holdings, Inc. 2,031,439
24,923 Lancaster Colony Corporation 4,113,043
60,331 Mondelez International, Inc. 4,186,971
1,575 PepsiCo, Inc. 266,868
37,124 Philip Morris International, Inc. 3,436,940
7,947 Pilgrim's Pride Corporation
g
181,430
1,732 PriceSmart, Inc. 128,913
17,260 Primo Water Corporation 238,188
27,430 Procter & Gamble Company 4,000,940
261 Seneca Foods Corporation
g
14,050
9,920 Simply Good Foods Company
g
342,438
4,446 SpartanNash Company 97,812
28,550 Sysco Corporation 1,885,727
96,643 Turning Point Brands, Inc. 2,231,487
5,067 Tyson Foods, Inc. 255,833
172,459 US Foods Holding Corporation
g
6,846,622
110,752 Walmart, Inc. 17,712,567
Total 101,708,372
Energy (1.0%)
17,366 APA Corporation 713,743
44,566 BP plc ADR 1,725,596
5,270 Cactus, Inc. 264,607
6,850 California Resources Corporation 383,668
10,205 Cheniere Energy, Inc. 1,693,622
3,188 Chesapeake Energy Corporation 274,901
32,104 Chevron Corporation 5,413,376
3,535 Chord Energy Corporation 572,917
673 Civitas Resources, Inc. 54,426
3,259 Comstock Resources, Inc. 35,947
Shares Common Stock (25.7%) Value
Energy (1.0%) - continued
29,505 ConocoPhillips $ 3,534,699
6,020 CVR Energy, Inc. 204,861
30,209 Devon Energy Corporation 1,440,969
88,655 Enterprise Products Partners, LP 2,426,487
4,254 Evolution Petroleum Corporation 29,097
75,466 Exxon Mobil Corporation 8,873,292
10,549 Gran Tierra Energy, Inc.
g
73,210
285,595 Halliburton Company 11,566,598
3,605 Helmerich & Payne, Inc. 151,987
8,093 HF Sinclair Corporation 460,734
26,401 International Seaways, Inc. 1,188,045
94,694 Liberty Energy, Inc. 1,753,733
12,779 Magnolia Oil & Gas Corporation 292,767
13,668 Marathon Oil Corporation 365,619
47,490 Marathon Petroleum Corporation 7,187,137
64,810 Matador Resources Company 3,854,899
19,736 Murphy Oil Corporation 895,028
65,312 NOV, Inc. 1,365,021
1,787 ONEOK, Inc. 113,349
11,953 Ovintiv, Inc. 568,604
33,443 Par Pacific Holdings, Inc.
g
1,201,941
9,029 Patterson-UTI Energy, Inc. 124,961
16,952 PBF Energy, Inc. 907,441
14,555 Phillips 66 1,748,783
53,069 Pioneer Natural Resources
Company 12,181,989
106,338 ProPetro Holding Corporation
g
1,130,373
47,448 RPC, Inc. 424,185
28,343 SM Energy Company 1,123,800
5,886 Solaris Oilfield Infrastructure, Inc. 62,745
68,266 Talos Energy, Inc.
g
1,122,293
316,450 TechnipFMC plc 6,436,593
32,501 U.S. Silica Holdings, Inc.
g
456,314
46,886 Viper Energy Partners, LP 1,307,182
10,876 Williams Companies, Inc. 366,412
Total 86,073,951
Financials (3.6%)
16,726 Allstate Corporation 1,863,444
19,498 Ally Financial, Inc. 520,207
17,418 Amalgamated Financial
Corporation 299,938
6,988 Amerant Bancorp, Inc. 121,871
94,660 American Express Company 14,122,325
5,732 American Financial Group, Inc. 640,092
32,632 American International Group, Inc. 1,977,499
29,296 Ameriprise Financial, Inc. 9,658,305
2,133 Ameris Bancorp 81,886
14,198 Annaly Capital Management, Inc. 267,064
149 Apollo Global Management, Inc. 13,374
5,833 Arch Capital Group, Ltd.
g
464,948
15,828 Arthur J. Gallagher & Company 3,607,676
10,121 Artisan Partners Asset
Management, Inc. 378,728
29,650 Associated Banc-Corp 507,312
2,807 Assurant, Inc. 403,029
7,018 Assured Guaranty, Ltd. 424,729
1,522 Atlantic Union Bankshares
Corporation 43,803
2,683 Axis Capital Holdings, Ltd. 151,241
1,088 Axos Financial, Inc.
g
41,192
25,384 Banc of California, Inc.
f
314,254
166,706 Bank of America Corporation 4,564,410
3,779 Bank of Hawaii Corporation
f
187,779
15,395 Bank of Marin Bancorp 281,421

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Financials (3.6%) - continued
5,545 Bank of N.T. Butterfield & Son, Ltd. $ 150,159
72,304 Bank of New York Mellon
Corporation 3,083,766
6,904 Bank OZK 255,931
7,498 BankFinancial Corporation 64,633
17,794 BankUnited, Inc. 403,924
11,105 Banner Corporation 470,630
2,413 BayCom Corporation 46,354
14,117 BCB Bancorp, Inc. 157,263
24,933 Berkshire Hathaway, Inc.
g
8,734,030
16,233 Berkshire Hills Bancorp, Inc. 325,472
4,207 BlackRock, Inc. 2,719,783
4,600 Block, Inc.
g
203,596
893 BOK Financial Corporation 71,422
13,032 Bridgewater Bancshares, Inc.
g
123,543
14,126 Brighthouse Financial, Inc.
g
691,326
23,463 Brookline Bancorp, Inc. 213,748
10,858 Business First Bancshares, Inc. 203,696
3,543 Byline Bancorp, Inc. 69,833
11,410 Cadence Bank 242,120
14,218 Capital One Financial Corporation 1,379,857
56,974 Carlyle Group, Inc. 1,718,336
2,000 Cathay General Bancorp 69,520
48,634 Central Pacific Financial
Corporation 811,215
1,294 Central Valley Community Bancorp 18,258
53,683 Charles Schwab Corporation 2,947,197
32,567 Chubb, Ltd. 6,779,798
28,281 Cincinnati Financial Corporation 2,892,864
35,072 Citigroup, Inc. 1,442,511
36,696 Citizens Financial Group, Inc. 983,453
11,929 CNB Financial Corporation 216,034
36,111 Columbia Banking System, Inc. 733,053
54,598 Comerica, Inc. 2,268,547
8,986 Commerce Bancshares, Inc. 431,148
1,675 Community Bank System, Inc. 70,702
19,069 Community Trust Bancorp, Inc. 653,304
10,482 ConnectOne Bancorp, Inc. 186,894
4,663 CrossFirst Bankshares, Inc.
g
47,050
4,493 Cullen/Frost Bankers, Inc. 409,807
9,777 Customers Bancorp, Inc.
g
336,818
6,677 CVB Financial Corporation 110,638
27,341 Dime Community Bancshares, Inc. 545,726
13,056 Discover Financial Services 1,131,041
22,176 Eagle Bancorp, Inc. 475,675
15,969 East West Bancorp, Inc. 841,726
4,401 Eastern Bankshares, Inc. 55,189
19,127 Ellington Residential Mortgage
REIT 118,779
5,844 Employers Holdings, Inc. 233,468
10,904 Enova International, Inc.
g
554,686
10,072 Enterprise Financial Services
Corporation 377,700
5,760 Equity Bancshares, Inc. 138,643
3,492 Euronet Worldwide, Inc.
g
277,195
582 EVERTEC, Inc. 21,639
23,372 F.N.B. Corporation 252,184
23,008 FactSet Research Systems, Inc. 10,060,478
70,926 Federated Hermes, Inc. 2,402,264
8,202 Fidelity National Information
Services, Inc. 453,325
6,084 Fifth Third Bancorp 154,108
16,041 Financial Institutions, Inc. 269,970
8,353 First Bancorp/Puerto Rico 112,431
164 First Citizens BancShares, Inc./NC 226,336
Shares Common Stock (25.7%) Value
Financials (3.6%) - continued
3,896 First Commonwealth Financial
Corporation $ 47,570
1,046 First Financial Bancorp 20,502
7,040 First Financial Bankshares, Inc. 176,845
7,550 First Financial Corporation 255,266
34,590 First Foundation, Inc. 210,307
3,235 First Hawaiian, Inc. 58,392
67,050 First Horizon Corporation 738,891
7,260 First Internet Bancorp 117,685
1,899 First Interstate BancSystem, Inc. 47,361
5,528 First Merchants Corporation 153,789
2,421 First Mid-Illinois Bancshares, Inc. 64,302
14,996 First of Long Island Corporation 172,604
16,673 Fiserv, Inc.
g
1,883,382
1,069 Five Star Bancorp 21,444
2,400 FleetCor Technologies, Inc.
g
612,816
20,331 Flushing Financial Corporation 266,946
35,889 Fulton Financial Corporation 434,616
39,057 Genworth Financial, Inc.
g
228,874
15,467 Glacier Bancorp, Inc. 440,810
2,729 Global Life, Inc. 296,724
7,781 Global Payments, Inc. 897,850
11,482 Great Southern Bancorp, Inc. 550,217
10,683 Green Dot Corporation
g
148,814
30,286 Hamilton Lane, Inc. 2,739,066
4,127 Hancock Whitney Corporation 152,658
48,384 Hanmi Financial Corporation 785,272
8,244 Hanover Insurance Group, Inc. 914,919
8,779 Hartford Financial Services Group,
Inc. 622,519
36,366 Heartland Financial USA, Inc. 1,070,251
42,523 Heritage Commerce Corporation 360,170
30,479 Heritage Financial Corporation 497,113
12,277 Home BancShares, Inc. 257,080
23,869 HomeStreet, Inc.
f
185,940
17,432 Hometrust Bancshares, Inc. 377,751
101,710 Hope Bancorp, Inc. 900,134
25,371 Horizon Bancorp, Inc. 270,962
47,544 Houlihan Lokey, Inc. 5,092,913
26,108 Huntington Bancshares, Inc. 271,523
7,584 Independent Bank Corporation 372,299
17,935 Independent Bank Corporation/MI 328,928
152,730 Intercontinental Exchange, Inc. 16,803,355
1,650 International Bancshares
Corporation 71,511
34,932 Invesco Mortgage Capital, Inc. 349,669
30,873 Invesco, Ltd. 448,276
131,811 J.P. Morgan Chase & Company 19,115,231
1,777 Jack Henry & Associates, Inc. 268,576
67,944 Janus Henderson Group plc 1,754,314
11,993 Kearny Financial Corporation/MD 83,112
25,249 KeyCorp 271,679
28,411 Kinsale Capital Group, Inc. 11,765,847
13,147 Lazard, Ltd. 407,688
7,300 Loews Corporation 462,163
14,348 M&T Bank Corporation 1,814,305
4,109 Marsh & McLennan Companies,
Inc. 781,943
86,748 Mastercard, Inc. 34,344,401
3,429 Mercantile Bank Corporation 105,990
27,131 MetLife, Inc. 1,706,811
15,274 Metropolitan Bank Holding
Corporation
g
554,141
52,432 MFA Financial, Inc. 503,872
205,190 MGIC Investment Corporation 3,424,621

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Financials (3.6%) - continued
2,814 Mid Penn Bancorp, Inc. $ 56,646
16,484 Midland States Bancorp, Inc. 338,581
28,712 MidWestOne Financial Group, Inc. 583,715
15,258 Morgan Stanley 1,246,121
35,657 Mr. Cooper Group, Inc.
g
1,909,789
9,753 MSCI, Inc. 5,004,069
2,275 MVB Financial Corporation 51,370
84,024 Nasdaq, Inc. 4,082,726
30,540 Navient Corporation 525,899
64,498 New York Community Bancorp,
Inc. 731,407
76,149 NMI Holdings, Inc.
g
2,062,876
887 Northrim BanCorp, Inc. 35,143
65,186 NU Holdings, Ltd./Cayman
Islands
g
472,599
22,099 OceanFirst Financial Corporation 319,773
9,952 OFG Bancorp 297,167
18,967 Old National Bancorp 275,780
15,691 Old Republic International
Corporation 422,716
8,174 Old Second Bancorp, Inc. 111,248
43,137 OneMain Holdings, Inc. 1,729,362
2,387 Pacific Premier Bancorp, Inc. 51,941
290,227 PayPal Holdings, Inc.
g
16,966,670
4,692 PCB Bancorp 72,491
3,754 PennyMac Financial Services, Inc. 250,016
5,319 Pinnacle Financial Partners, Inc. 356,586
1,261 PNC Financial Services Group,
Inc. 154,813
10,377 Popular, Inc. 653,855
16,766 Premier Financial Corporation 286,028
1,424 PROG Holdings, Inc.
g
47,291
6,578 Prosperity Bancshares, Inc. 359,027
12,545 Provident Financial Services, Inc. 191,813
4,908 Prudential Financial, Inc. 465,720
42,849 Radian Group, Inc. 1,075,938
103,422 Raymond James Financial, Inc. 10,386,671
8,438 Regions Financial Corporation 145,134
112 Reinsurance Group of America,
Inc. 16,261
209,570 Rithm Capital Corporation 1,946,905
27,824 RLI Corporation 3,781,003
4,008 S&T Bancorp, Inc. 108,537
14,952 Sandy Spring Bancorp, Inc. 320,421
53,114 SEI Investments Company 3,199,056
9,922 Shore Bancshares, Inc. 104,379
2,910 Simmons First National
Corporation 49,354
2,177 SmartFinancial, Inc. 46,522
1,238 Southern First Bancshares, Inc.
g
33,352
5,637 SouthState Corporation 379,708
8,430 Synchrony Financial 257,705
24,377 Synovus Financial Corporation 677,681
3,798 T. Rowe Price Group, Inc. 398,296
7,401 Territorial Bancorp, Inc. 67,275
30,268 TPG, Inc. 911,672
31,505 Tradeweb Markets, Inc. 2,526,701
62,264 Triumph Financial, Inc.
g
4,034,085
13,559 TrustCo Bank Corporation NY 370,025
16,506 Trustmark Corporation 358,675
38,492 Two Harbors Investment
Corporation 509,634
5,471 U.S. Bancorp 180,871
3,916 UMB Financial Corporation 242,988
8,305 United Bankshares, Inc. 229,135
5,621 United Community Banks, Inc. 142,830
Shares Common Stock (25.7%) Value
Financials (3.6%) - continued
15,411 Univest Financial Corporation $ 267,843
48,060 Unum Group 2,364,071
38,589 Valley National Bancorp 330,322
23,419 Veritex Holdings, Inc. 420,371
57,973 Virtu Financial, Inc. 1,001,194
4,726 Visa, Inc. 1,087,027
4,732 Voya Financial, Inc. 314,441
4,722 W.R. Berkley Corporation 299,800
2,870 Walker & Dunlop, Inc. 213,069
16,004 Washington Federal, Inc. 410,022
226 Webster Financial Corporation 9,110
127,583 Wells Fargo & Company 5,213,041
8,372 Westamerica Bancorporation 362,089
95,561 Western Alliance Bancorp 4,392,939
170,587 Western Union Company 2,248,337
1,840 WEX, Inc.
g
346,086
288 Willis Towers Watson plc 60,180
4,056 Wintrust Financial Corporation 306,228
1,318 WSFS Financial Corporation 48,107
31,754 Zions Bancorp NA 1,107,897
Total 313,876,559
Health Care (3.4%)
71,899 Abbott Laboratories 6,963,418
4,324 ACADIA Pharmaceuticals, Inc.
g
90,112
31,547 Agilent Technologies, Inc. 3,527,586
3,054 Agiliti, Inc.
g
19,820
11,388 Agios Pharmaceuticals, Inc.
g
281,853
25,065 Aldeyra Therapeutics, Inc.
g
167,434
1,206 Align Technology, Inc.
g
368,216
58,040 Alkermes plc
g
1,625,700
326 Alnylam Pharmaceuticals, Inc.
g
57,735
43,993 Amgen, Inc. 11,823,559
17,331 Amicus Therapeutics, Inc.
g
210,745
7,388 Amphastar Pharmaceuticals, Inc.
g
339,774
7,559 Anika Therapeutics, Inc.
g
140,824
14,784 Apellis Pharmaceuticals, Inc.
g
562,383
11,684 Argenx SE ADR
g
5,744,205
19,461 Ascendis Pharma AS ADR
g
1,822,328
14,904 AstraZeneca plc ADR 1,009,299
8,119 Avanos Medical, Inc.
g
164,166
167,245 Avantor, Inc.
g
3,525,525
37,449 Azenta, Inc.
g
1,879,565
100,637 Baxter International, Inc. 3,798,040
8,847 Biogen, Inc.
g
2,273,767
446 BioMarin Pharmaceutical, Inc.
g
39,462
571 Bio-Rad Laboratories, Inc.
g
204,675
52,974 Bio-Techne Corporation 3,605,940
2,182 Blueprint Medicines Corporation
g
109,580
6,632 Bruker Corporation 413,174
2,762 Cardinal Health, Inc. 239,797
1,206 Cencora, Inc. 217,044
6,394 Centene Corporation
g
440,419
7,865 Charles River Laboratories
International, Inc.
g
1,541,383
8,667 Cigna Group 2,479,369
13,460 Codexis, Inc.
g
25,439
20,047 Community Health Systems, Inc.
g
58,136
8,783 Cooper Companies, Inc. 2,793,082
41,073 CVS Health Corporation 2,867,717
78,745 Danaher Corporation 19,536,634
22,024 Deciphera Pharmaceuticals, Inc.
g
280,145
82,943 Dentsply Sirona, Inc. 2,833,333
31,105 Dexcom, Inc.
g
2,902,096

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Health Care (3.4%) - continued
46,032 Dynavax Technologies
Corporation
g
$ 679,893
38,714 Edwards Lifesciences
Corporation
g
2,682,106
266,209 Elanco Animal Health, Inc.
g
2,992,189
5,881 Elevance Health, Inc. 2,560,705
3,376 Eli Lilly & Company 1,813,351
4,346 Enanta Pharmaceuticals, Inc.
g
48,545
67,002 Enovis Corporation
g
3,533,015
23,536 Exelixis, Inc.
g
514,262
31,876 Gilead Sciences, Inc. 2,388,787
7,679 Globus Medical, Inc.
g
381,262
23,302 GoodRx Holdings, Inc.
g
131,190
69,387 Halozyme Therapeutics, Inc.
g
2,650,583
6,371 HCA Healthcare, Inc. 1,567,139
21,777 Hologic, Inc.
g
1,511,324
8,690 ICON plc
g
2,139,913
261 IDEXX Laboratories, Inc.
g
114,127
36,452 Immunocore Holdings plc ADR
g
1,891,859
65,472 Inmode, Ltd.
g
1,994,277
8,800 Inspire Medical Systems, Inc.
g
1,746,272
43,218 Intuitive Surgical, Inc.
g
12,632,189
1,945 IQVIA Holding, Inc.
g
382,679
3,978 Jazz Pharmaceuticals, Inc.
g
514,912
23,013 Johnson & Johnson 3,584,275
1,344 Kiniksa Pharmaceuticals, Ltd.
g
23,345
10,041 Kura Oncology, Inc.
g
91,574
52,484 Laboratory Corporation of America
Holdings 10,551,908
50,287 Lantheus Holdings, Inc.
g
3,493,941
324 Ligand Pharmaceuticals, Inc.
g
19,414
4,683 LivaNova plc
g
247,637
377,309 Maravai LifeSciences Holdings,
Inc.
g
3,773,090
1,507 Masimo Corporation
g
132,134
150 Medpace Holdings, Inc.
g
36,320
212,535 Medtronic plc 16,654,243
92,054 Merck & Company, Inc. 9,476,959
33,254 Molina Healthcare, Inc.
g
10,903,654
10,543 Myriad Genetics, Inc.
g
169,110
30,810 Natera, Inc.
g
1,363,343
9,641 National HealthCare Corporation 616,831
121,324 Novo Nordisk AS ADR
g
11,033,205
10,122 OraSure Technologies, Inc.
g
60,023
12,521 Pacira Pharmaceuticals, Inc.
g
384,144
13,494 Pediatrix Medical Group, Inc.
g
171,509
92,278 Pfizer, Inc. 3,060,861
78,803 Phreesia, Inc.
g
1,472,040
118,785 Point Biopharma Global, Inc.
g
792,296
164,591 Progyny, Inc.
g
5,599,386
14,286 Qiagen NV
g
578,583
1,912 QuidelOrtho Corporation
g
139,652
145,005 R1 RCM, Inc.
g
2,185,225
30,011 Repligen Corporation
g
4,772,049
18,016 Revance Therapeutics, Inc.
g
206,644
20,872 Rocket Pharmaceuticals, Inc.
g
427,667
4,186 Royalty Pharma plc 113,608
15,505 Sarepta Therapeutics, Inc.
g
1,879,516
158,713 scPharmaceuticals, Inc.
g
1,130,037
9,504 Sensus Healthcare, Inc.
g
26,326
13,460 ShockWave Medical, Inc.
g
2,679,886
3,272 Teleflex, Inc. 642,654
17,076 TG Therapeutics, Inc.
g
142,755
13,664 Thermo Fisher Scientific, Inc. 6,916,307
58,056 UnitedHealth Group, Inc. 29,271,255
Shares Common Stock (25.7%) Value
Health Care (3.4%) - continued
8,015 Vanda Pharmaceuticals, Inc.
g
$ 34,625
20,136 Veeva Systems, Inc.
g
4,096,669
29,556 Veracyte, Inc.
g
659,985
77,286 Vericel Corporation
g
2,590,627
4,666 Vertex Pharmaceuticals, Inc.
g
1,622,555
16,336 Viemed Healthcare, Inc.
g
109,941
22,791 Vor BioPharma, Inc.
f,g
48,317
12,661 Waters Corporation
g
3,471,773
2,455 West Pharmaceutical Services,
Inc. 921,141
7,678 Zentalis Pharmaceuticals, Inc.
g
154,021
17,632 Zimmer Biomet Holdings, Inc. 1,978,663
124,592 Zoetis, Inc. 21,676,516
Total 304,042,297
Industrials (2.8%)
10,346 A.O. Smith Corporation 684,181
5,552 Acuity Brands, Inc. 945,561
30,536 Advanced Drainage Systems, Inc. 3,475,913
13,786 AGCO Corporation 1,630,608
38,942 Air Lease Corporation 1,534,704
42,663 Alaska Air Group, Inc.
g
1,581,944
2,593 American Woodmark Corporation
g
196,057
37,195 AMETEK, Inc. 5,495,933
2,087 Apogee Enterprises, Inc. 98,256
20,801 Armstrong World Industries, Inc. 1,497,672
68,229 ASGN, Inc.
g
5,572,945
23,527 Automatic Data Processing, Inc. 5,660,126
851 Axon Enterprise, Inc.
g
169,340
8,567 AZZ, Inc. 390,484
101,836 Badger Infrastructure Solutions,
Ltd. 2,600,914
6,585 Barnes Group, Inc. 223,692
24,281 Beacon Roofing Supply, Inc.
g
1,873,765
5,110 Boise Cascade Company 526,534
6,499 Builders FirstSource, Inc.
g
809,061
14,383 Carlisle Companies, Inc. 3,728,937
2,222 Caterpillar, Inc. 606,606
27,768 Chart Industries, Inc.
g
4,696,124
3,703 Cimpress plc
g
259,247
3,318 Cintas Corporation 1,595,991
118,982 CNH Industrial NV 1,439,682
740 Columbus McKinnon Corporation 25,833
51,043 Conduent Incorporated
g
177,630
5,636 CSW Industrials, Inc. 987,653
197,236 CSX Corporation 6,065,007
20,508 Cummins, Inc. 4,685,258
10,414 Curtiss-Wright Corporation 2,037,291
5,545 Daseke, Inc.
g
28,446
8,295 Deere & Company 3,130,367
46,936 Delta Air Lines, Inc. 1,736,632
10,819 Donaldson Company, Inc. 645,245
70 Dover Corporation 9,766
12,869 EMCOR Group, Inc. 2,707,509
520 Equifax, Inc. 95,254
188,105 ExlService Holdings, Inc.
g
5,274,464
4,103 Expeditors International of
Washington, Inc. 470,327
231,766 Fastenal Company 12,663,694
31,273 Ferguson plc 5,143,470
118,135 First Advantage Corporation 1,629,082
32,985 Flowserve Corporation 1,311,813
7,072 Fluor Corporation
g
259,542
2,878 Forrester Research, Inc.
g
83,174
18,391 Fortune Brands Innovations, Inc. 1,143,185

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Industrials (2.8%) - continued
9,781 Gates Industrial Corporation plc
g
$ 113,557
10,287 General Dynamics Corporation 2,273,118
8,637 Gibraltar Industries, Inc.
g
583,084
319 GMS, Inc.
g
20,406
1,412 Gorman-Rupp Company 46,455
5,023 Greenbrier Companies, Inc. 200,920
3,515 Griffon Corporation 139,440
805 Heidrick & Struggles International,
Inc. 20,141
41,315 Helios Technologies, Inc. 2,292,156
6,444 Herc Holdings, Inc. 766,449
20,636 Hillman Solutions Corporation
g
170,247
7,414 Honeywell International, Inc. 1,369,662
212,588 Howmet Aerospace, Inc. 9,832,195
4,210 Hubbell, Inc. 1,319,456
3,682 IDEX Corporation 765,930
1,593 Ingersoll Rand, Inc. 101,506
9,616 Interface, Inc. 94,333
273,010 Janus International Group, Inc.
g
2,921,207
5,685 JB Hunt Transport Services, Inc. 1,071,736
50,789 JetBlue Airways Corporation
g
233,629
18,374 Johnson Controls International plc 977,681
16,583 Kennametal, Inc. 412,585
11,224 L3Harris Technologies, Inc. 1,954,323
23,020 Lincoln Electric Holdings, Inc. 4,184,806
3,859 ManpowerGroup, Inc. 282,942
36,189 Masco Corporation 1,934,302
34,166 Masterbrand, Inc.
g
415,117
6,459 Matson, Inc. 573,042
3,682 Maximus, Inc. 274,972
40,278 Middleby Corporation
g
5,155,584
5,128 Miller Industries, Inc. 201,069
1,542 Moog, Inc. 174,184
9,493 MSC Industrial Direct Company,
Inc. 931,738
2,309 MYR Group, Inc.
g
311,161
725 National Presto Industries, Inc. 52,534
25,609 Northrop Grumman Corporation 11,272,826
22,168 nVent Electric plc 1,174,682
8,956 Old Dominion Freight Line, Inc. 3,664,258
59,536 Oshkosh Corporation 5,681,520
3,928 Otis Worldwide Corporation 315,458
47,594 Owens Corning, Inc. 6,492,298
17,671 PACCAR, Inc. 1,502,388
28,110 Parker-Hannifin Corporation 10,949,407
1,463 Paycom Software, Inc. 379,312
1,627 Paylocity Holding Corporation
g
295,626
86,719 Pentair plc 5,615,055
1,366 Quanta Services, Inc. 255,538
69,992 RB Global, Inc. 4,374,500
26,514 Regal Rexnord Corporation 3,788,320
5,247 Republic Services, Inc. 747,750
9,863 Resideo Technologies, Inc.
g
155,835
11,552 Saia, Inc.
g
4,605,205
10,065 Schneider National, Inc. 278,700
20,429 Simpson Manufacturing Company,
Inc. 3,060,468
9,375 SiteOne Landscape Supply, Inc.
g
1,532,344
22,649 SkyWest, Inc.
g
949,899
968 Snap-On, Inc. 246,898
24,829 Southwest Airlines Company 672,121
15,280 Standex International Corporation 2,226,143
2,771 Sterling Construction Company,
Inc.
g
203,613
3,155 Tennant Company 233,943
Shares Common Stock (25.7%) Value
Industrials (2.8%) - continued
14,696 Terex Corporation $ 846,784
9,685 Textron, Inc. 756,786
35,739 Timken Company 2,626,459
8,185 Titan International, Inc.
g
109,925
7,602 Titan Machinery, Inc.
g
202,061
5,719 Trane Technologies plc 1,160,442
45,124 TransUnion 3,239,452
12,860 Trex Company, Inc.
g
792,562
341,227 Uber Technologies, Inc.
g
15,693,030
165 UniFirst Corporation/MA 26,897
16,138 United Parcel Service, Inc. 2,515,430
10,051 United Rentals, Inc. 4,468,373
1,955 Valmont Industries, Inc. 469,611
4,445 Vertiv Holdings Company 165,354
16,256 Wabash National Corporation 343,327
103,768 WillScot Mobile Mini Holdings
Corporation
g
4,315,711
Total 248,182,897
Information Technology (6.7%)
41,378 8x8, Inc.
g
104,273
43,728 Adobe, Inc.
g
22,296,907
161,656 Advanced Micro Devices, Inc.
g
16,621,470
3,038 Alarm.com Holdings, Inc.
g
185,743
5,265 Alpha and Omega Semiconductor,
Ltd.
g
157,108
2,563 American Software, Inc. 29,372
16,318 Amkor Technology, Inc. 368,787
78,567 Amphenol Corporation 6,598,842
727 ANSYS, Inc.
g
216,319
389,683 Apple, Inc. 66,717,626
89,373 Applied Materials, Inc. 12,373,692
16,738 Arista Networks, Inc.
g
3,078,620
15,920 Autodesk, Inc.
g
3,294,007
897 Broadcom, Inc. 745,030
141,343 Calix, Inc.
g
6,479,163
1,190 CDW Corporation 240,094
10,700 Ciena Corporation
g
505,682
527,604 Cisco Systems, Inc. 28,363,991
66,758 Cognex Corporation 2,833,210
354 Cognizant Technology Solutions
Corporation 23,980
6,046 Cohu, Inc.
g
208,224
50,458 CommScope Holding Company,
Inc.
g
169,539
341 CommVault Systems, Inc.
g
23,055
2,516 Corning, Inc. 76,663
10,407 Crane NXT Company 578,317
4,816 Datadog, Inc.
g
438,689
40,682 Descartes Systems Group, Inc.
g
2,985,245
8,051 DocuSign, Inc.
g
338,142
24,322 Dolby Laboratories, Inc. 1,927,762
159,034 Dropbox, Inc.
g
4,330,496
60,733 Dynatrace Holdings, LLC
g
2,838,053
2,452 Elastic NV
g
199,200
1,295 Enphase Energy, Inc.
g
155,594
25,900 Entegris, Inc. 2,432,269
10,136 EPAM Systems, Inc.
g
2,591,674
1,645 F5, Inc.
g
265,075
81 Fair Isaac Corporation
g
70,351
19,878 Five9, Inc.
g
1,278,155
111,730 Flex, Ltd.
g
3,014,475
1,363 FormFactor, Inc.
g
47,623
114,528 Fortinet, Inc.
g
6,720,503
41 Gartner, Inc.
g
14,088

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Information Technology (6.7%) - continued
12,793 Gilat Satellite Networks, Ltd.
g
$ 82,259
4,981 GoDaddy, Inc.
g
370,985
182,294 Grid Dynamics Holdings, Inc.
g
2,220,341
75,098 Guidewire Software, Inc.
g
6,758,820
105,759 Hackett Group, Inc. 2,494,855
35,767 Hewlett Packard Enterprise
Company 621,273
338 HP, Inc. 8,687
6,070 HubSpot, Inc.
g
2,989,475
752 Insight Enterprises, Inc.
g
109,416
7,410 IPG Photonics Corporation
g
752,411
6,686 JFrog, Ltd.
g
169,557
66,835 Juniper Networks, Inc. 1,857,345
6,904 Keysight Technologies, Inc.
g
913,468
6,277 KLA Corporation 2,879,009
14,324 Knowles Corporation
g
212,138
30,914 Kyndryl Holdings, Inc.
g
466,801
5,656 Lam Research Corporation 3,545,011
73,393 Lattice Semiconductor
Corporation
g
6,306,660
7,260 Littelfuse, Inc. 1,795,543
21,396 LiveRamp Holding, Inc.
g
617,061
12,132 Marvell Technology, Inc. 656,705
9,266 MaxLinear, Inc.
g
206,169
22,282 Microchip Technology, Inc. 1,739,110
385,374 Microsoft Corporation 121,681,841
9,820 MKS Instruments, Inc. 849,823
8,743 Monolithic Power Systems, Inc. 4,039,266
577 Motorola Solutions, Inc. 157,082
12,433 NCR Corporation
g
335,318
8,933 NetApp, Inc. 677,836
1,221 NICE, Ltd. ADR
g
207,570
30,226 Nova, Ltd.
g
3,398,611
148,303 NVIDIA Corporation 64,510,322
3,114 ON Semiconductor Corporation
g
289,446
820 OSI Systems, Inc.
g
96,793
83,021 PagerDuty, Inc.
g
1,867,142
23,563 Palo Alto Networks, Inc.
g
5,524,110
31,213 PDF Solutions, Inc.
g
1,011,301
3,159 Plexus Corporation
g
293,724
26,862 PTC, Inc.
g
3,805,808
19,026 Q2 Holdings, Inc.
g
613,969
3,320 Qorvo, Inc.
g
316,960
198,026 QUALCOMM, Inc. 21,992,768
26,868 Rackspace Technology, Inc.
f,g
63,140
8,019 Rapid7, Inc.
g
367,110
10,909 RingCentral, Inc.
g
323,234
3,444 Roper Industries, Inc. 1,667,860
112,592 Salesforce, Inc.
g
22,831,406
61,612 Samsung Electronics Company,
Ltd. 3,114,741
2,759 Sanmina Corporation
g
149,759
41,233 ServiceNow, Inc.
g
23,047,598
12,694 Silicon Laboratories, Inc.
g
1,471,108
7,718 Skyworks Solutions, Inc. 760,918
17,923 SolarWinds Corporation
g
169,193
8,289 Sprinklr, Inc.
g
114,720
151,684 Sprout Social, Inc.
g
7,565,998
8,898 SPS Commerce, Inc.
g
1,518,088
11,554 Synopsys, Inc.
g
5,302,939
39,242 TE Connectivity, Ltd. 4,847,564
844 Teledyne Technologies, Inc.
g
344,842
16,093 Teradata Corporation
g
724,507
207 Teradyne, Inc. 20,795
40,927 Texas Instruments, Inc. 6,507,802
Shares Common Stock (25.7%) Value
Information Technology (6.7%) - continued
3,608 Trimble, Inc.
g
$ 194,327
208,043 TTM Technologies, Inc.
g
2,679,594
36,181 Tyler Technologies, Inc.
g
13,970,931
52,564 Unisys Corporation
g
181,346
9,037 Universal Display Corporation 1,418,719
21,162 Upland Software, Inc.
g
97,768
95,787 Varonis Systems, Inc.
g
2,925,335
10,215 Verint Systems, Inc.
g
234,843
21,775 VeriSign, Inc.
g
4,410,091
35,431 Viavi Solutions, Inc.
g
323,839
37,969 Vishay Intertechnology, Inc. 938,594
41,154 Vontier Corporation 1,272,482
37,990 Wolfspeed, Inc.
g
1,447,419
44,665 Workiva, Inc.
g
4,526,351
7,240 Xerox Holdings Corporation 113,596
30,691 Yext, Inc.
g
194,274
5,153 Zoom Video Communications,
Inc.
g
360,401
Total 587,583,129
Materials (0.6%)
1,749 Albemarle Corporation 297,400
4,965 Alcoa Corporation 144,283
2,199 AptarGroup, Inc. 274,963
59,993 Axalta Coating Systems, Ltd.
g
1,613,812
5,958 Ball Corporation 296,589
1,536 Berry Plastics Group, Inc. 95,094
3,213 Carpenter Technology Corporation 215,946
14,991 Celanese Corporation 1,881,670
27,661 CF Industries Holdings, Inc. 2,371,654
59,685 Cleveland-Cliffs, Inc.
g
932,876
15,780 Commercial Metals Company 779,690
10,011 Eagle Materials, Inc. 1,667,032
18,304 Eastman Chemical Company 1,404,283
597 Hawkins, Inc. 35,133
30,252 Huntsman Corporation 738,149
9,688 Ingevity Corporation
g
461,246
10,851 Innospec, Inc. 1,108,972
18,602 Ivanhoe Mines, Ltd.
g
159,416
3,510 Kaiser Aluminum Corporation 264,163
9,362 Linde plc 3,485,941
16,713 LSB Industries, Inc.
g
170,974
849 LyondellBasell Industries NV 80,400
6,539 Martin Marietta Materials, Inc. 2,684,129
3,346 Myers Industries, Inc. 59,994
13,122 Newmont Corporation 484,858
78,957 Nucor Corporation 12,344,927
20,251 O-I Glass, Inc.
g
338,799
11,331 Orion SA 241,124
4,853 PPG Industries, Inc. 629,919
397,390 Ranpak Holdings Corporation
g
2,161,802
1,046 Reliance Steel & Aluminum
Company 274,292
38,648 RPM International, Inc. 3,664,217
7,809 Ryerson Holding Corporation 227,164
10,723 Schnitzer Steel Industries, Inc. 298,635
5,154 Steel Dynamics, Inc. 552,612
60,313 Summit Materials, Inc.
g
1,878,147
26,541 SunCoke Energy, Inc. 269,391
9,892 TimkenSteel Corporation
g
214,854
3,646 TriMas Corporation 90,275
5,279 Trinseo plc 43,129
162,878 Tronox Holdings plc 2,189,080
1,633 United States Lime & Minerals, Inc. 328,233
61,045 United States Steel Corporation 1,982,742

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Materials (0.6%) - continued
4,538 Vulcan Materials Company $ 916,767
Total 50,354,776
Real Estate (0.8%)
102,038 Agree Realty Corporation 5,636,579
2,160 Alexandria Real Estate Equities,
Inc. 216,216
42,756 Apartment Income REIT
Corporation 1,312,609
23,679 AvalonBay Communities, Inc. 4,066,631
12,091 Camden Property Trust 1,143,567
9,314 CareTrust REIT, Inc. 190,937
35,000 CBRE Group, Inc.
g
2,585,100
8,158 Centerspace 491,601
17,404 Chatham Lodging Trust 166,556
59,389 Compass, Inc.
g
172,228
78,207 CubeSmart 2,982,033
30,098 Cushman and Wakefield plc
g
229,347
3,224 EastGroup Properties, Inc. 536,893
53,521 Elme Communities 730,026
42,010 EPR Properties 1,745,095
120,275 Equity Commonwealth 2,209,452
31,077 Equity Residential 1,824,531
24,582 Essential Properties Realty Trust,
Inc. 531,709
2,044 Essex Property Trust, Inc. 433,512
11,072 Extra Space Storage, Inc. 1,346,134
33,776 First Industrial Realty Trust, Inc. 1,607,400
16,083 FirstService Corporation 2,340,720
56,246 Four Corners Property Trust, Inc. 1,248,099
12,357 Getty Realty Corporation 342,660
93,061 Healthcare Realty Trust, Inc. 1,421,041
98,573 Host Hotels & Resorts, Inc. 1,584,068
7,342 Howard Hughes Holdings, Inc.
g
544,262
83,741 Independence Realty Trust, Inc. 1,178,236
11,751 Kennedy-Wilson Holdings, Inc. 173,210
4,424 LTC Properties, Inc. 142,143
133,309 LXP Industrial Trust 1,186,450
21,287 Mid-America Apartment
Communities, Inc. 2,738,573
9,989 National Storage Affiliates Trust 317,051
47,622 NetSTREIT Corporation 741,951
15,151 NNN REIT, Inc. 535,436
44,458 Pebblebrook Hotel Trust 604,184
17,446 Public Storage 4,597,370
8,440 Realty Income Corporation 421,494
25,917 Regency Centers Corporation 1,540,506
59,982 Rexford Industrial Realty, Inc. 2,960,112
4,126 RMR Group, Inc. 101,169
58,548 Sabra Health Care REIT, Inc. 816,159
63,595 SBA Communications Corporation 12,729,811
106,755 Service Properties Trust 820,946
8,484 Terreno Realty Corporation 481,891
118,645 UDR, Inc. 4,232,067
5,168 Welltower, Inc. 423,363
Total 74,381,128
Utilities (0.4%)
5,001 AES Corporation 76,015
5,010 Alliant Energy Corporation 242,735
69,159 American Electric Power
Company, Inc. 5,202,140
8,254 Artesian Resources Corporation 346,586
4,665 Avista Corporation 151,006
22,934 Black Hills Corporation 1,160,231
Shares Common Stock (25.7%) Value
Utilities (0.4%) - continued
6,453 CenterPoint Energy, Inc. $ 173,263
597 Clearway Energy, Inc. 11,892
24,903 Constellation Energy Corporation 2,716,419
21,601 Duke Energy Corporation 1,906,504
6,231 Edison International 394,360
23,792 Entergy Corporation 2,200,760
57,951 Evergy, Inc. 2,938,116
2,419 NextEra Energy Partners, LP
f
71,844
315,691 NiSource, Inc. 7,791,254
46,955 NorthWestern Corporation 2,256,657
107,646 OGE Energy Corporation 3,587,841
14,295 Pinnacle West Capital Corporation 1,053,256
32,884 Portland General Electric
Company 1,331,144
23,810 Public Service Enterprise Group,
Inc. 1,355,027
2,313 Spire, Inc. 130,870
100,599 UGI Corporation 2,313,777
Total 37,411,697
Total Common Stock
(cost $1,747,323,250) 2,263,385,623
Principal
Amount Long-Term Fixed Income ( 20.5% ) Value
Asset-Backed Securities (0.7%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,127,562
720 East CLO I, Ltd.
2,500,000
8.576%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
2,514,197
825,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
831,282
Access Group, Inc.
157,898
5.929%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,h
155,117
Affirm Asset Securitization Trust
1,000,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
h
995,020
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
h
1,165,703
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
3,935,106
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,528,986
Ares XL CLO, Ltd.
2,750,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,691,895
Business Jet Securities, LLC
673,104
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
631,055
CarVal CLO II, Ltd.
1,600,000
7.588%,  (TSFR3M +
2.262%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,576,773
CarVal CLO VIII-C, Ltd.
1,750,000
7.646%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
1,759,630

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Asset-Backed Securities (0.7%) - continued
$ 1,100,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
$ 1,106,238
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,401,721
Commonbond Student Loan Trust
192,638
5.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
187,631
Dryden 36 Senior Loan Fund
2,325,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,289,293
Foundation Finance Trust
1,087,218
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
958,672
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,648,752
Goodgreen
2,084,421
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
1,867,551
Home Partners of America Trust
3,176,746
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
2,793,634
2,616,040
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
2,131,870
Laurel Road Prime Student Loan
Trust
50,251
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
49,739
1,078,253
Zero Coupon,  11/25/2043,
Ser. 2018-D, Class A
b,h
999,559
Longfellow Place CLO, Ltd.
1,300,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,296,389
Mercury Financial Credit Card
Master Trust
2,900,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
2,776,014
National Collegiate Trust
763,828
5.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
739,667
Oak Street Investment
2,186,356
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
1,938,054
Preston Ridge Partners Mortgage
Trust, LLC
1,729,776
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
1,629,154
Pretium Mortgage Credit Partners,
LLC
1,311,764
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
1,274,609
914,916
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
882,897
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,422,216
Principal
Amount Long-Term Fixed Income (20.5%) Value
Asset-Backed Securities (0.7%) - continued
$ 4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
$ 4,153,474
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,208,620
Saxon Asset Securities Trust
1,204,048
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
999,133
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,784,604
Upstart Securitization Trust
1,029,862
6.590%,  2/20/2033, Ser.
2023-1, Class A
h
1,027,765
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,306,425
Vericrest Opportunity Loan
Transferee
1,335,489
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,240,692
982,915
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
914,467
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
831,714
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
753,450
Wind River CLO, Ltd.
1,650,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,639,301
Total 64,165,631
Basic Materials (0.2%)
Alcoa Nederland Holding BV
483,000 5.500%,  12/15/2027
h
458,799
Anglo American Capital plc
750,000 3.875%,  3/16/2029
h
672,074
ATI, Inc.
340,000 7.250%,  8/15/2030 337,450
Cascades, Inc./Cascades USA,
Inc.
370,000 5.125%,  1/15/2026
h
354,184
Chemours Company
510,000 5.750%,  11/15/2028
h
442,629
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027
f
428,315
290,000 4.625%,  3/1/2029
h
252,609
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
705,618
EIDP, Inc.
616,000 4.500%,  5/15/2026 599,999
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
h
833,699
FMC Corporation
624,000 5.150%,  5/18/2026 606,239
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
h
369,737
944,000 4.000%,  3/27/2027
h
886,089
619,000 6.125%,  10/6/2028
e,h
617,937
Hecla Mining Company
220,000 7.250%,  2/15/2028 212,848

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Basic Materials (0.2%) - continued
Hudbay Minerals, Inc.
$ 510,000 4.500%,  4/1/2026
h
$ 477,144
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
375,000 9.000%,  7/1/2028
h
354,168
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
h
662,438
Methanex Corporation
474,000 4.250%,  12/1/2024 461,333
Mineral Resources, Ltd.
102,000 9.250%,  10/1/2028
h
103,020
Mosaic Company
780,000 4.050%,  11/15/2027
f
732,159
Novelis Corporation
200,000 3.250%,  11/15/2026
h
178,619
290,000 4.750%,  1/30/2030
h
250,980
200,000 3.875%,  8/15/2031
h
159,717
Nutrien, Ltd.
308,000 4.900%,  3/27/2028 297,472
OCI NV
353,000 4.625%,  10/15/2025
h
333,745
Olin Corporation
765,000 5.125%,  9/15/2027 715,283
SCIL IV, LLC/SCIL USA Holdings,
LLC
521,000 5.375%,  11/1/2026
h
476,047
SNF Group SACA
508,000 3.375%,  3/15/2030
h
410,008
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
462,250
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
h
341,891
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
h
329,723
United States Steel Corporation
538,000 6.875%,  3/1/2029
f
528,884
Total 15,053,107
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
h
428,361
AECOM
860,000 5.125%,  3/15/2027 814,510
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
537,233
ARD Finance SA
144,000 6.500%,  6/30/2027
h
108,639
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
h
417,247
200,000 5.250%,  8/15/2027
h
166,899
Boeing Company
1,280,000 5.930%,  5/1/2060 1,149,335
712,000 5.040%,  5/1/2027 695,169
1,475,000 5.705%,  5/1/2040 1,360,839
Bombardier, Inc.
49,000 7.125%,  6/15/2026
h
47,474
630,000 7.875%,  4/15/2027
h
614,721
435,000 6.000%,  2/15/2028
h
394,630
Brand Industrial Services, Inc.
164,000 10.375%,  8/1/2030
h
164,253
Principal
Amount Long-Term Fixed Income (20.5%) Value
Capital Goods (0.4%) - continued
Builders FirstSource, Inc.
$ 330,000 5.000%,  3/1/2030
h
$ 294,230
Canpack SA/Canpack US, LLC
700,000 3.125%,  11/1/2025
h
645,737
Carrier Global Corporation
880,000 2.700%,  2/15/2031 713,335
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
h
509,778
Clean Harbors, Inc.
674,000 6.375%,  2/1/2031
h
655,378
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
h
63,226
136,000 8.750%,  4/15/2030
h
116,642
CNH Industrial NV
484,000 3.850%,  11/15/2027 450,470
Cornerstone Building Brands, Inc.
348,000 6.125%,  1/15/2029
h
263,817
Covanta Holding Corporation
276,000 4.875%,  12/1/2029
h
226,430
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
h
364,624
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 440,510
Emerald Debt Merger Sub, LLC
510,000 6.625%,  12/15/2030
h
490,964
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
h
362,613
674,000 3.500%,  9/1/2028
h
580,254
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
738,618
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
h
453,914
Howmet Aerospace, Inc.
1,107,000 3.000%,  1/15/2029 937,031
923,000 5.950%,  2/1/2037 866,637
Ingersoll Rand, Inc.
151,000 5.700%,  8/14/2033 145,732
John Deere Capital Corporation
504,000 4.950%,  7/14/2028 497,039
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 495,781
374,000 6.150%,  9/1/2036 392,322
Mauser Packaging Solutions
Holding Company
269,000 9.250%,  4/15/2027
h
235,129
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
h
225,565
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
h
249,079
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
h
460,688
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
h
591,301
Nordson Corporation
615,000 5.600%,  9/15/2028 609,096
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 912,081
OI European Group BV
551,000 4.750%,  2/15/2030
h
479,290

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Capital Goods (0.4%) - continued
Owens-Brockway Glass Container,
Inc.
$ 272,000 6.625%,  5/13/2027
h
$ 265,168
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
342,726
Parker-Hannifin Corporation
1,538,000 4.500%,  9/15/2029 1,455,748
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
487,782
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026
h
761,416
Republic Services, Inc.
637,000 2.900%,  7/1/2026 595,710
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
h
332,023
RTX Corporation
500,000 4.125%,  11/16/2028 466,228
900,000 4.450%,  11/16/2038 757,182
Sealed Air Corporation
424,000 6.125%,  2/1/2028
h
410,653
Silgan Holdings, Inc.
202,000 4.125%,  2/1/2028 180,719
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
724,917
Textron, Inc.
1,010,000 3.375%,  3/1/2028 913,282
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
220,000 7.750%,  4/15/2026
h
215,600
Trane Technologies Financing, Ltd.
775,000 3.500%,  3/21/2026 735,586
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
491,290
1,583,000 5.500%,  11/15/2027 1,482,242
Triumph Group, Inc.
434,000 9.000%,  3/15/2028
h
429,142
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 490,404
430,000 4.000%,  7/15/2030 366,456
Veralto Corporation
619,000 5.350%,  9/18/2028
h
611,998
Waste Management, Inc.
612,000 4.875%,  2/15/2034 579,180
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
238,113
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
h
723,493
Total 35,423,679
Collateralized Mortgage Obligations (0.9%)
Alternative Loan Trust
532,864
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 291,009
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
2,498,402
BINOM Securitization Trust
1,298,826
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
1,090,150
CHNGE Mortgage Trust
2,371,421
7.100%,  7/25/2058, Ser.
2023-3, Class A1
h,i
2,358,181
Principal
Amount Long-Term Fixed Income (20.5%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
$ 2,804,216
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
$ 2,729,544
Citicorp Mortgage Securities, Inc.
1,491,562
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,269,802
COLT Mortgage Loan Trust
2,684,823
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
2,199,417
Countrywide Alternative Loan Trust
742,452
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
598,948
1,705,132
7.000%,  10/25/2037, Ser.
2007-24, Class A10 615,813
Countrywide Home Loans, Inc.
336,633
5.750%,  4/25/2037, Ser.
2007-3, Class A27 152,251
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
1,263,216
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
2,070,065
1,410,638
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
1,376,840
1,314,180
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
1,039,877
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
147,719
6.000%,  10/25/2023, Ser.
2006-AR5, Class 23A 76,209
Federal Home Loan Mortgage
Corporation - REMIC
3,627,256
4.000%,  1/25/2051, Ser.
5249, Class LA 3,422,081
1,024,259
3.000%,  2/15/2033, Ser.
4170, Class IG
j
87,177
1,946,901
3.000%,  3/15/2033, Ser.
4180, Class PI
j
197,424
3,610,101
4.500%,  10/15/2033, Ser.
2695, Class BH 3,469,638
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,222,130
Federal National Mortgage
Association - REMIC
3,715,557
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,540,285
3,047,991
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,867,088
2,161,430
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
80,985
8,261,941
5.250%,  7/25/2039, Ser.
2022-72, Class CB 8,128,091
3,697,889
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,574,412
Flagstar Mortgage Trust
1,499,249
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,244,540
GCAT Trust
2,104,190
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,768,664
GS Mortgage-Backed Securities
Trust
2,881,233
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
2,273,474

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
J.P. Morgan Mortgage Trust
$ 2,909,264
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
$ 2,195,243
1,916,350
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
1,490,420
LHOME Mortgage Trust
672,813
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
669,415
839,749
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
826,083
Mello Mortgage Capital
Acceptance
2,847,438
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
2,148,591
Merrill Lynch Alternative Note
Asset Trust
341,433
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 129,563
New Residential Mortgage Loan
Trust
6,278,053
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
4,737,230
New York Mortgage Trust
2,247,591
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,226,612
Onslow Bay Financial, LLC
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
1,264,014
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
4,074,141
Residential Accredit Loans, Inc.
Trust
718,674
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 593,169
ROC Securities Trust Series
2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,529,810
Sequoia Mortgage Trust
648,820
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
440,797
Toorak Mortgage Corporation, Ltd.
1,907,332
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
1,854,596
TRK Trust
2,065,494
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
1,668,109
Vericrest Opportunity Loan
Transferee
1,354,258
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,281,527
Verus Securitization Trust
1,139,653
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
919,752
Total 81,554,785
Commercial Mortgage-Backed Securities (1.0%)
BANK 2022-BNK39
39,867,498
0.533%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
1,068,780
BANK5 2023-5YR2
2,350,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
b
2,378,960
Principal
Amount Long-Term Fixed Income (20.5%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
BBCMS Mortgage Trust
$ 21,930,511
0.839%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
$ 871,413
2,500,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 2,419,287
17,961,818
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
1,355,004
18,615,042
1.949%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
1,600,780
Benchmark Mortgage Trust
3,165,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 2,496,917
BFLD Trust
1,100,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
647,638
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
6,743,334
5,475,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
4,799,052
8,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
7,676,967
1,300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
1,155,513
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
7,155,149
9,250,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
8,259,057
8,400,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
7,513,468
1,150,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
1,071,817
8,700,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
k
8,001,715
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
4,500,000
4.500%,  11/25/2033, Ser.
K159, Class A2 4,233,777
6,500,000
4.500%,  12/25/2033, Ser.
K160, Class A2 6,087,560
MIRA Trust
2,750,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
h
2,693,378
Morgan Stanley Capital I Trust
19,781,544
1.960%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
1,801,489
MSWF Commercial Mortgage Trust
1,835,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,807,356
SCOTT Trust
3,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
2,907,881
Total 84,746,292
Communications Services (0.6%)
Activision Blizzard, Inc.
1,231,000 2.500%,  9/15/2050 733,051

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Communications Services (0.6%) - continued
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 461,000 10.500%,  2/15/2028
h
$ 263,678
Altice Financing SA
235,000 5.750%,  8/15/2029
f,h
192,590
Altice France SA/France
265,000 8.125%,  2/1/2027
h
235,001
866,000 5.500%,  10/15/2029
h
622,754
AMC Networks, Inc.
200,000 5.000%,  4/1/2024 197,238
624,000 4.250%,  2/15/2029 382,883
American Tower Corporation
500,000 3.375%,  10/15/2026 465,484
374,000 5.500%,  3/15/2028 366,927
619,000 5.800%,  11/15/2028 614,341
793,000 2.900%,  1/15/2030 658,839
412,000 5.650%,  3/15/2033 396,042
AT&T, Inc.
923,000 3.650%,  6/1/2051 595,145
1,282,000 3.500%,  9/15/2053 792,082
1,500,000 2.300%,  6/1/2027 1,328,170
825,000 4.350%,  3/1/2029 767,764
621,000 5.400%,  2/15/2034 581,193
1,265,000 4.900%,  8/15/2037 1,095,851
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
h
838,545
404,000 5.000%,  2/1/2028
h
366,888
634,000 6.375%,  9/1/2029
h
591,183
750,000 4.750%,  3/1/2030
h
629,588
271,000 4.250%,  2/1/2031
h
215,726
394,000 4.750%,  2/1/2032
h
315,200
425,000 4.250%,  1/15/2034
h
312,918
Cengage Learning, Inc.
19,000 9.500%,  6/15/2024
h
19,016
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
920,000 4.200%,  3/15/2028 844,411
1,400,000 3.500%,  6/1/2041 885,330
Cimpress plc
340,000 7.000%,  6/15/2026 318,209
Clear Channel Outdoor Holdings,
Inc.
102,000 7.500%,  6/1/2029
f,h
77,993
Clear Channel Worldwide
Holdings, Inc.
804,000 5.125%,  8/15/2027
h
713,946
Comcast Corporation
923,000 5.350%,  5/15/2053 841,593
786,000 2.887%,  11/1/2051 463,221
780,000 4.250%,  10/15/2030 718,513
640,000 4.400%,  8/15/2035 565,284
1,305,000 4.750%,  3/1/2044 1,095,451
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
h
243,434
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,042,063
476,000 6.500%,  2/1/2029
h
394,336
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,758,254
Principal
Amount Long-Term Fixed Income (20.5%) Value
Communications Services (0.6%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 944,000 5.875%,  8/15/2027
h
$ 834,666
Discovery Communications, LLC
1,369,000 4.900%,  3/11/2026 1,336,171
DISH DBS Corporation
176,000 5.875%,  11/15/2024 163,819
243,000 5.250%,  12/1/2026
h
206,514
174,000 7.375%,  7/1/2028 109,635
324,000 5.750%,  12/1/2028
h
249,075
269,000 5.125%,  6/1/2029 149,128
DISH Network Corporation
244,000 11.750%,  11/15/2027
h
245,822
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
515,668
205,000 6.750%,  5/1/2029
h
157,722
127,000 8.750%,  5/15/2030
h
120,583
GCI, LLC
520,000 4.750%,  10/15/2028
h
448,500
Gray Escrow II, Inc.
718,000 5.375%,  11/15/2031
h
469,886
Gray Television, Inc.
490,000 4.750%,  10/15/2030
h
324,611
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 230,850
Iliad Holding SASU
627,000 6.500%,  10/15/2026
h
589,075
Lamar Media Corporation
274,000 3.625%,  1/15/2031 223,135
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
371,992
Level 3 Financing, Inc.
744,000 4.625%,  9/15/2027
h
535,060
430,000 4.250%,  7/1/2028
h
267,904
243,000 10.500%,  5/15/2030
h
244,601
McGraw-Hill Education, Inc.
376,000 5.750%,  8/1/2028
h
324,394
36,000 8.000%,  8/1/2029
h
31,230
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 437,264
616,000 4.800%,  5/15/2030 600,009
1,230,000 3.850%,  8/15/2032 1,091,249
Netflix, Inc.
500,000 5.875%,  11/15/2028 502,830
552,000 5.375%,  11/15/2029
h
538,604
500,000 4.875%,  6/15/2030
h
473,354
News Corporation
487,000 3.875%,  5/15/2029
h
418,820
NTT Finance Corporation
1,077,000 4.372%,  7/27/2027
h
1,037,437
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 712,382
435,000 4.200%,  6/1/2030 389,624
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
279,000 6.250%,  6/15/2025
h
273,343
205,000 4.625%,  3/15/2030
f,h
161,153
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
h
357,380

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Communications Services (0.6%) - continued
Radiate Holdco, LLC/Radiate
Finance, Inc.
$ 285,000 6.500%,  9/15/2028
h
$ 149,625
Scripps Escrow II, Inc.
192,000 3.875%,  1/15/2029
h
144,391
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
h
625,679
365,000 4.000%,  7/15/2028
h
311,552
Sprint Capital Corporation
1,553,000 8.750%,  3/15/2032 1,796,582
Take-Two Interactive Software, Inc.
620,000 4.950%,  3/28/2028 599,206
TEGNA, Inc.
720,000 4.625%,  3/15/2028 622,800
Telecom Italia Capital SA
155,000 6.000%,  9/30/2034 129,236
Telecom Italia SPA/Milano
213,000 5.303%,  5/30/2024
h
209,419
Telesat Canada/Telesat, LLC
270,000 4.875%,  6/1/2027
h
174,962
100,000 6.500%,  10/15/2027
h
51,000
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 952,035
1,100,000 4.375%,  4/15/2040 883,881
United States Cellular Corporation
460,000 6.700%,  12/15/2033 447,350
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
657,000 4.750%,  4/15/2028
h
536,495
Univision Communications, Inc.
523,000 6.625%,  6/1/2027
h
487,084
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 499,759
2,689,000 2.650%,  11/20/2040 1,702,187
1,400,000 3.400%,  3/22/2041 992,518
VTR Finance NV
350,000 6.375%,  7/15/2028
h
130,632
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
h
362,926
Warnermedia Holdings, Inc.
1,077,000 5.141%,  3/15/2052 800,255
922,000 4.054%,  3/15/2029 821,466
923,000 5.050%,  3/15/2042 713,837
YPSO Finance BIS SA
217,000 10.500%,  5/15/2027
h
135,339
Total 52,963,841
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
780,000 4.375%,  1/15/2028
h
703,052
Adient Global Holdings, Ltd.
277,000 4.875%,  8/15/2026
h
261,250
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
285,000 6.625%,  7/15/2026
h
270,049
295,000 6.000%,  6/1/2029
h
219,919
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
h
337,511
355,000 4.625%,  6/1/2028
h
294,720
Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Cyclical (0.6%) - continued
Allison Transmission, Inc.
$ 275,000 3.750%,  1/30/2031
h
$ 222,310
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 444,745
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027 778,532
Arko Corporation
328,000 5.125%,  11/15/2029
h
264,545
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
h
270,037
181,000 4.625%,  4/1/2030
h
148,166
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
h
416,978
Boyne USA, Inc.
185,000 4.750%,  5/15/2029
h
161,811
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
435,000 6.250%,  9/15/2027
h
391,639
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
744,666
170,000 8.125%,  7/1/2027
h
170,810
529,000 4.625%,  10/15/2029
h
448,095
Carnival Corporation
323,000 7.625%,  3/1/2026
h
314,209
797,000 5.750%,  3/1/2027
h
721,464
200,000 4.000%,  8/1/2028
h
173,415
Cedar Fair, LP
478,000 5.250%,  7/15/2029 415,430
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
293,163
202,000 6.750%,  5/1/2031
h
190,890
Cinemark USA, Inc.
569,000 5.875%,  3/15/2026
f,h
546,309
Clarios Global, LP/Clarios US
Finance Company, Inc.
255,000 8.500%,  5/15/2027
f,h
254,269
503,000 6.750%,  5/15/2028
h
491,054
D.R. Horton, Inc.
333,000 2.600%,  10/15/2025 311,587
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
861,222
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,268,705
Ford Motor Company
784,000 3.250%,  2/12/2032 604,200
442,000 6.100%,  8/19/2032
f
416,325
Ford Motor Credit Company, LLC
1,003,000 2.300%,  2/10/2025 940,781
1,060,000 4.134%,  8/4/2025 1,004,969
845,000 2.700%,  8/10/2026 754,049
350,000 7.350%,  3/6/2030 354,437
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
308,615
General Motors Company
810,000 6.125%,  10/1/2025 809,299
1,500,000 6.800%,  10/1/2027 1,530,770
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 441,800

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Cyclical (0.6%) - continued
GLP Capital, LP
$ 1,153,000 5.750%,  6/1/2028 $ 1,105,497
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029 284,236
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
f,h
137,225
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
f,h
417,126
Hilton Domestic Operating
Company, Inc.
638,000 4.875%,  1/15/2030 580,629
201,000 3.625%,  2/15/2032
h
162,045
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
324,000 5.000%,  6/1/2029
h
281,052
Home Depot, Inc.
505,000 5.400%,  9/15/2040 483,394
1,140,000 4.250%,  4/1/2046 914,854
970,000 3.900%,  6/15/2047 740,564
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
h
963,441
Hyundai Capital Services, Inc.
615,000 2.125%,  4/24/2025
h
578,614
International Game Technology plc
600,000 5.250%,  1/15/2029
h
552,907
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
h
243,175
Jaguar Land Rover Automotive plc
531,000 5.500%,  7/15/2029
h
454,003
KB Home
450,000 4.800%,  11/15/2029 396,000
Kia Corporation
500,000 2.375%,  2/14/2025
h
476,878
Kohl's Corporation
584,000 4.625%,  5/1/2031 392,471
825,000 5.550%,  7/17/2045 463,955
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
731,258
180,000 6.875%,  11/1/2035 160,755
Lennar Corporation
1,073,000 4.750%,  5/30/2025 1,049,703
Light & Wonder International, Inc.
610,000 7.250%,  11/15/2029
h
597,800
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 559,892
1,500,000 2.625%,  4/1/2031 1,213,344
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
h
420,283
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 944,188
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
h
343,149
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 882,961
Michaels Companies, Inc.
326,000 5.250%,  5/1/2028
f,h
260,181
NCL Corporation, Ltd.
185,000 3.625%,  12/15/2024
h
177,658
137,000 5.875%,  3/15/2026
h
126,484
340,000 5.875%,  2/15/2027
h
323,329
Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Cyclical (0.6%) - continued
Nissan Motor Acceptance
Company, LLC
$ 1,000,000 1.125%,  9/16/2024
h
$ 949,235
Nissan Motor Company, Ltd.
177,000 3.522%,  9/17/2025
h
167,169
184,000 4.345%,  9/17/2027
h
167,955
229,000 4.810%,  9/17/2030
h
197,511
Nordstrom, Inc.
162,000 4.375%,  4/1/2030
f
124,627
231,000 4.250%,  8/1/2031
f
167,527
PENN Entertainment, Inc.
495,000 4.125%,  7/1/2029
f,h
404,507
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
h
569,035
440,000 7.750%,  2/15/2029
h
410,031
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
846,000 5.750%,  4/15/2026
h
820,762
376,000 6.250%,  1/15/2028
f,h
348,239
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
630,000 5.750%,  1/15/2029
h
455,459
Royal Caribbean Cruises, Ltd.
74,000 11.500%,  6/1/2025
h
78,116
760,000 4.250%,  7/1/2026
h
696,838
341,000 9.250%,  1/15/2029
h
360,245
163,000 7.250%,  1/15/2030
h
161,548
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
h
49,163
SeaWorld Parks and
Entertainment, Inc.
307,000 5.250%,  8/15/2029
h
269,669
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
h
180,541
Staples, Inc.
386,000 7.500%,  4/15/2026
h
317,425
243,000 10.750%,  4/15/2027
h
142,653
Starbucks Corporation
770,000 4.750%,  2/15/2026 758,670
Station Casinos, LLC
381,000 4.625%,  12/1/2031
h
304,756
Target Corporation
923,000 2.950%,  1/15/2052 563,075
Tenneco, Inc.
340,000 8.000%,  11/17/2028
h
276,675
Toyota Motor Credit Corporation
779,000 4.700%,  1/12/2033 736,114
Tripadvisor, Inc.
103,000 7.000%,  7/15/2025
h
102,804
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
h
376,478
VICI Properties, LP/VICI Note
Company, Inc.
1,634,000 4.625%,  6/15/2025
h
1,577,937
616,000 5.750%,  2/1/2027
h
596,330
391,000 3.750%,  2/15/2027
h
354,799
Viking Cruises, Ltd.
658,000 5.875%,  9/15/2027
h
600,557
Volkswagen Group of America
Finance, LLC
792,000 4.350%,  6/8/2027
h
753,661

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Cyclical (0.6%) - continued
Wabash National Corporation
$ 528,000 4.500%,  10/15/2028
h
$ 444,767
Walmart, Inc.
924,000 4.500%,  9/9/2052 793,718
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
h
251,491
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
565,879
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
h
274,339
Total 53,345,153
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
342,000 9.000%,  1/30/2028
h
338,058
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,372,815
175,000 6.000%,  4/1/2039 183,921
AbbVie, Inc.
625,000 2.950%,  11/21/2026 580,007
1,475,000 4.300%,  5/14/2036 1,293,736
550,000 4.850%,  6/15/2044 477,249
775,000 4.875%,  11/14/2048 677,263
AdaptHealth, LLC
618,000 4.625%,  8/1/2029
h
474,318
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
641,000 4.625%,  1/15/2027
h
605,244
702,000 3.500%,  3/15/2029
h
598,515
Amgen, Inc.
1,000,000 4.200%,  2/22/2052 748,956
919,000 5.250%,  3/2/2030 897,851
919,000 5.600%,  3/2/2043 854,378
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,414,000 4.700%,  2/1/2036 1,295,982
Anheuser-Busch InBev Worldwide,
Inc.
1,740,000 4.375%,  4/15/2038 1,508,454
923,000 5.550%,  1/23/2049 884,043
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 712,591
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,046,061
B&G Foods, Inc.
367,000 5.250%,  4/1/2025 360,145
206,000 5.250%,  9/15/2027 172,519
274,000 8.000%,  9/15/2028
h
274,374
BAT Capital Corporation
308,000 7.750%,  10/19/2032 325,336
620,000 7.079%,  8/2/2043 594,718
Bausch & Lomb Escrow
Corporation
103,000 8.375%,  10/1/2028
h
103,306
Bausch Health Companies, Inc.
189,000 5.500%,  11/1/2025
h
167,380
809,000 4.875%,  6/1/2028
h
460,067
360,000 11.000%,  9/30/2028
h
244,242
Baxter International, Inc.
923,000 3.132%,  12/1/2051 549,235
Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Non-Cyclical (0.7%) - continued
Becton, Dickinson and Company
$ 324,000 3.794%,  5/20/2050 $ 233,438
900,000 3.700%,  6/6/2027 843,425
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
h
281,613
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,158,304
Cargill, Inc.
930,000 3.125%,  5/25/2051
h
596,271
Catalent Pharma Solutions, Inc.
341,000 3.125%,  2/15/2029
f,h
279,687
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 541,914
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
h
63,513
Chobani, LLC/Chobani Finance
Corporation, Inc.
491,000 4.625%,  11/15/2028
h
433,052
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
h
322,501
118,000 8.000%,  12/15/2027
h
110,035
499,000 6.000%,  1/15/2029
h
402,983
209,000 5.250%,  5/15/2030
h
158,877
220,000 4.750%,  2/15/2031
h
155,698
Constellation Brands, Inc.
930,000 3.600%,  2/15/2028 855,462
600,000 2.875%,  5/1/2030 503,554
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
490,000 4.750%,  1/15/2029
h
441,867
340,000 6.625%,  7/15/2030
h
331,956
CVS Health Corporation
1,386,000 5.625%,  2/21/2053 1,245,732
693,000 5.125%,  2/21/2030 666,544
1,310,000 4.875%,  7/20/2035 1,171,289
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
351,025
Eli Lilly & Company
459,000 4.950%,  2/27/2063 416,439
Embecta Corporation
158,000 6.750%,  2/15/2030
h
129,165
Encompass Health Corporation
750,000 4.500%,  2/1/2028
f
683,338
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
509,570
Fortrea Holdings, Inc.
264,000 7.500%,  7/1/2030
h
256,876
General Mills, Inc.
246,000 4.950%,  3/29/2033 230,496
Grifols SA
476,000 4.750%,  10/15/2028
h
405,842
HCA, Inc.
1,059,000 3.500%,  9/1/2030 895,941
HLF Financing SARL, LLC/
Herbalife International, Inc.
901,000 4.875%,  6/1/2029
h
639,710
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
h
1,408,638
Jazz Securities DAC
275,000 4.375%,  1/15/2029
h
239,768

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Non-Cyclical (0.7%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
$ 616,000 6.750%,  3/15/2034
h
$ 599,362
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
307,000 4.375%,  2/2/2052 204,025
612,000 5.500%,  1/15/2030 571,325
845,000 3.000%,  5/15/2032 637,453
Kenvue, Inc.
1,240,000 5.350%,  3/22/2026
h
1,237,057
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 690,795
Kraft Heinz Foods Company
694,000 3.875%,  5/15/2027 653,800
180,000 5.200%,  7/15/2045 157,268
1,000,000 4.375%,  6/1/2046 779,242
Lamb Weston Holdings, Inc.
289,000 4.125%,  1/31/2030
h
247,138
Legacy LifePoint Health, LLC
204,000 4.375%,  2/15/2027
h
175,440
LifePoint Health, Inc.
208,000 11.000%,  10/15/2030
h
208,000
Mattel, Inc.
605,000 3.375%,  4/1/2026
h
559,443
769,000 5.450%,  11/1/2041 634,291
Medtronic, Inc.
923,000 4.375%,  3/15/2035 836,047
ModivCare Escrow Issuer, Inc.
170,000 5.000%,  10/1/2029
h
121,975
ModivCare, Inc.
136,000 5.875%,  11/15/2025
h
129,276
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
h
410,030
328,000 5.250%,  10/1/2029
f,h
283,489
Nestle Holdings, Inc.
1,079,000 5.250%,  3/13/2026
h
1,076,395
Newell Brands, Inc.
889,000 4.700%,  4/1/2026 837,787
Organon & Company/Organon
Foreign Debt Co-Issuer BV
473,000 4.125%,  4/30/2028
h
410,994
280,000 5.125%,  4/30/2031
h
224,379
Owens & Minor, Inc.
462,000 6.625%,  4/1/2030
f,h
410,064
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 503,978
Perrigo Finance Unlimited
Company
494,000 4.375%,  3/15/2026 461,901
Pfizer Investment Enterprises Pte,
Ltd.
1,386,000 5.300%,  5/19/2053 1,287,805
462,000 4.750%,  5/19/2033 436,718
611,000 5.110%,  5/19/2043 561,110
Philip Morris International, Inc.
924,000 4.875%,  2/13/2026 908,830
615,000 5.125%,  11/17/2027 602,202
619,000 5.500%,  9/7/2030 601,909
923,000 5.375%,  2/15/2033 874,853
Post Holdings, Inc.
397,000 4.500%,  9/15/2031
h
330,421
Principal
Amount Long-Term Fixed Income (20.5%) Value
Consumer Non-Cyclical (0.7%) - continued
Primo Water Holdings, Inc.
$ 410,000 4.375%,  4/30/2029
h
$ 350,550
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
204,000 9.750%,  12/1/2026
h
197,494
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 679,074
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
938,675
Scotts Miracle-Gro Company
189,000 4.500%,  10/15/2029 154,512
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
741,850
Simmons Foods, Inc.
393,000 4.625%,  3/1/2029
h
322,388
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
280,891
280,000 5.500%,  7/15/2030
h
253,875
367,000 3.875%,  3/15/2031
h
297,754
Star Parent, Inc.
342,000 9.000%,  10/1/2030
h
345,592
Sysco Corporation
935,000 6.600%,  4/1/2040 955,455
Takeda Pharmaceutical Company,
Ltd.
925,000 3.175%,  7/9/2050 585,338
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
344,402
Tenet Healthcare Corporation
1,340,000 5.125%,  11/1/2027 1,247,051
255,000 6.125%,  10/1/2028 239,381
407,000 6.750%,  5/15/2031
h
392,539
Teva Pharmaceutical Finance
Netherlands III BV
390,000 3.150%,  10/1/2026 347,595
TreeHouse Foods, Inc.
539,000 4.000%,  9/1/2028
f
437,264
Wyeth, LLC
619,000 6.500%,  2/1/2034 665,725
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,250,685
Total 64,458,179
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
132,000 5.375%,  6/15/2029
h
120,858
Antero Resources Corporation
176,000 5.375%,  3/1/2030
h
162,038
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
h
530,684
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
h
343,009
BP Capital Markets America, Inc.
1,907,000 2.939%,  6/4/2051 1,164,336
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 435,525
Callon Petroleum Company
217,000 7.500%,  6/15/2030
f,h
210,398

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Energy (0.5%) - continued
Canadian Natural Resources, Ltd.
$ 525,000 2.950%,  7/15/2030 $ 435,431
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,228,370
Chesapeake Energy Corporation
314,000 6.750%,  4/15/2029
h
307,281
Chord Energy Corporation
253,000 6.375%,  6/1/2026
h
248,072
Civitas Resources, Inc.
153,000 8.375%,  7/1/2028
h
155,677
233,000 8.750%,  7/1/2031
h
238,002
CNX Resources Corporation
196,000 6.000%,  1/15/2029
h
183,148
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
h
609,893
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
h
151,030
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
354,908
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
h
953,280
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
h
334,153
Crescent Energy Finance, LLC
374,000 9.250%,  2/15/2028
h
381,835
CrownRock, LP/CrownRock
Finance, Inc.
303,000 5.625%,  10/15/2025
h
298,137
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
h
137,019
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
h
240,482
165,000 4.375%,  6/15/2031
h
138,751
Enbridge, Inc.
844,000 2.500%,  2/14/2025 804,202
Enerflex, Ltd.
275,000 9.000%,  10/15/2027
h
271,562
Energy Transfer, LP
754,000 4.000%,  10/1/2027 700,124
970,000 4.900%,  3/15/2035 853,093
800,000 5.150%,  2/1/2043 635,752
1,100,000 6.000%,  6/15/2048 976,289
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 546,046
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 570,020
EQM Midstream Partners, LP
933,000 4.750%,  1/15/2031
h
803,069
EQT Corporation
511,000 6.125%,  2/1/2025 509,238
923,000 3.900%,  10/1/2027 853,751
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,014,525
Ferrellgas, LP/Ferrellgas Finance
Corporation
339,000 5.375%,  4/1/2026
h
317,743
Principal
Amount Long-Term Fixed Income (20.5%) Value
Energy (0.5%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 549,000 8.875%,  4/15/2030 $ 536,037
Halliburton Company
807,000 4.850%,  11/15/2035 725,733
615,000 5.000%,  11/15/2045 521,326
Harvest Midstream, LP
726,000 7.500%,  9/1/2028
h
701,775
Hess Midstream Operations, LP
344,000 5.625%,  2/15/2026
h
332,390
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
h
487,617
279,000 6.250%,  4/15/2032
h
248,073
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
477,850
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
398,383
Laredo Petroleum, Inc.
575,000 7.750%,  7/31/2029
h
534,937
Magellan Midstream Partners, LP
603,000 5.000%,  3/1/2026 591,832
MEG Energy Corporation
441,000 5.875%,  2/1/2029
h
411,839
MPLX, LP
746,000 4.875%,  6/1/2025 731,725
1,231,000 4.950%,  9/1/2032 1,121,086
230,000 5.000%,  3/1/2033 209,584
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 339,641
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
608,738
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 983,466
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
h
200,467
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
h
340,394
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
h
342,550
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
h
157,237
NuStar Logistics, LP
312,000 5.750%,  10/1/2025 303,420
Occidental Petroleum Corporation
1,550,000 7.875%,  9/15/2031 1,677,256
Ovintiv, Inc.
308,000 5.650%,  5/15/2025 306,237
1,071,000 5.375%,  1/1/2026 1,055,970
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 257,485
Permian Resources Operating,
LLC
310,000 7.000%,  1/15/2032
h
305,726
Phillips 66 Company
692,000 4.950%,  12/1/2027 678,139
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
388,353
Range Resources Corporation
273,000 4.750%,  2/15/2030
h
242,288

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Energy (0.5%) - continued
Rockcliff Energy II, LLC
$ 361,000 5.500%,  10/15/2029
h
$ 324,888
Rockies Express Pipeline, LLC
102,000 4.950%,  7/15/2029
h
90,851
SM Energy Company
163,000 6.625%,  1/15/2027 159,740
245,000 6.500%,  7/15/2028 235,200
Southwestern Energy Company
360,000 5.375%,  3/15/2030 327,979
235,000 4.750%,  2/1/2032 201,698
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
152,000 5.875%,  3/1/2027 145,160
Suncor Energy, Inc.
1,117,000 7.150%,  2/1/2032 1,174,991
Sunoco, LP/Sunoco Finance
Corporation
545,000 5.875%,  3/15/2028 522,827
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
h
561,470
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 915,760
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
316,538
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
h
330,688
Transocean, Inc.
330,000 11.500%,  1/30/2027
h
346,088
193,800 8.750%,  2/15/2030
h
198,161
USA Compression Partners, LP/
USA Compression Finance
Corporation
456,000 6.875%,  4/1/2026 446,672
Valaris, Ltd.
339,000 8.375%,  4/30/2030
h
339,254
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
406,434
344,000 6.250%,  1/15/2030
h
328,131
290,000 4.125%,  8/15/2031
h
237,980
Venture Global LNG, Inc.
692,000 8.375%,  6/1/2031
h
680,279
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
528,011
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 620,276
308,000 6.150%,  4/1/2033 297,038
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 522,692
1,015,000 7.500%,  1/15/2031 1,079,401
Total 46,773,492
Financials (1.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
118,000 6.000%,  8/1/2029
h
99,161
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
697,000 3.500%,  1/15/2025 672,364
692,000 6.100%,  1/15/2027 688,612
1,250,000 3.875%,  1/23/2028 1,133,621
Principal
Amount Long-Term Fixed Income (20.5%) Value
Financials (1.8%) - continued
$ 550,000 3.400%,  10/29/2033 $ 425,437
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,233,741
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
633,128
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
261,000 6.750%,  10/15/2027
h
242,733
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 971,357
1,000,000 8.000%,  11/1/2031 1,009,635
88,000 6.700%,  2/14/2033 76,392
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 762,430
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,161,213
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
276,012
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
b,h
582,578
Aon Corporation/Aon Global
Holdings plc
304,000 5.350%,  2/28/2033 291,431
Ares Capital Corporation
455,000 3.250%,  7/15/2025 426,206
1,100,000 3.875%,  1/15/2026 1,029,286
550,000 2.150%,  7/15/2026 482,547
Associated Banc-Corp
750,000 4.250%,  1/15/2025 721,254
Australia & New Zealand Banking
Group, Ltd.
700,000 2.950%,  7/22/2030
b,h
649,806
Avolon Holdings Funding, Ltd.
541,000 5.250%,  5/15/2024
h
535,797
275,000 4.250%,  4/15/2026
h
258,471
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
859,998
Banco Santander SA
1,200,000 4.175%,  3/24/2028
b
1,108,053
Bank of America Corporation
1,062,000 5.080%,  1/20/2027
b
1,038,055
575,000 1.734%,  7/22/2027
b
509,542
800,000 3.824%,  1/20/2028
b
742,912
537,000 5.202%,  4/25/2029
b
517,294
500,000 2.087%,  6/14/2029
b
418,567
1,500,000 2.496%,  2/13/2031
b
1,202,158
1,475,000 1.922%,  10/24/2031
b
1,112,790
923,000 2.972%,  2/4/2033
b
727,836
1,844,000 4.571%,  4/27/2033
b
1,637,164
928,000 5.872%,  9/15/2034
b
903,112
1,230,000 3.846%,  3/8/2037
b
1,000,426
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 290,041
Barclays plc
930,000 6.496%,  9/13/2027
b
927,533
1,290,000 4.972%,  5/16/2029
b
1,205,095
900,000 5.746%,  8/9/2033
b
830,578
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 765,890
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 868,533

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Financials (1.8%) - continued
Blue Owl Capital Corporation
$ 250,000 4.250%,  1/15/2026 $ 233,884
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 699,767
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
h
231,240
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,h
1,208,386
BPCE SA
1,091,000 3.500%,  10/23/2027
h
985,544
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
119,000 4.500%,  4/1/2027
h
99,170
Burford Capital Global Finance,
LLC
375,000 9.250%,  7/1/2031
h
380,429
Camden Property Trust
1,800,000 3.150%,  7/1/2029 1,594,681
Canadian Imperial Bank of
Commerce
923,000 5.001%,  4/28/2028 886,143
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,048,900
920,000 2.636%,  3/3/2026
b
868,267
Castlelake Aviation Finance DAC
180,000 5.000%,  4/15/2027
h
164,404
Centene Corporation
1,505,000 2.625%,  8/1/2031 1,152,683
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,367,291
619,000 6.136%,  8/24/2034
b
602,136
Chubb INA Holdings, Inc.
615,000 4.350%,  11/3/2045 504,562
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
800,381
1,515,000 4.400%,  6/10/2025 1,470,057
745,000 3.200%,  10/21/2026 687,804
1,094,000 3.668%,  7/24/2028
b
1,003,541
490,000 4.125%,  7/25/2028 445,806
915,000 3.520%,  10/27/2028
b
827,761
1,308,000 4.910%,  5/24/2033
b
1,190,158
778,000 6.174%,  5/25/2034
b
743,475
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
b,h
1,195,878
Corebridge Financial, Inc.
616,000 4.400%,  4/5/2052 450,651
462,000 4.350%,  4/5/2042 349,337
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
h
603,864
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,l
609,655
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,h,l,m
85,500
Danske Bank AS
450,000 0.976%,  9/10/2025
b,h
426,540
Deutsche Bank AG/New York, NY
1,175,000 3.729%,  1/14/2032
b
874,663
Discover Bank
1,670,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,528,102
Principal
Amount Long-Term Fixed Income (20.5%) Value
Financials (1.8%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 564,000 3.875%,  2/15/2026
h
$ 501,800
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 745,365
820,000 4.625%,  5/15/2042 687,768
Enact Holdings, Inc.
257,000 6.500%,  8/15/2025
h
253,122
EPR Properties
405,000 4.950%,  4/15/2028 358,860
Fifth Third Bancorp
484,000 6.339%,  7/27/2029
b
478,127
First Horizon Bank
250,000 5.750%,  5/1/2030
f
223,769
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 944,175
First-Citizens Bank & Trust
Company
1,155,000 6.125%,  3/9/2028 1,147,204
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
h
583,493
Fortress Transportation and
Infrastructure Investors, LLC
346,000 6.500%,  10/1/2025
h
340,064
171,000 9.750%,  8/1/2027
h
176,872
85,000 5.500%,  5/1/2028
h
77,060
Freedom Mortgage Corporation
137,000 12.000%,  10/1/2028
h
139,309
FS KKR Capital Corporation
961,000 4.250%,  2/14/2025
h
920,152
1,300,000 3.400%,  1/15/2026 1,191,303
GGAM Finance, Ltd.
338,000 7.750%,  5/15/2026
h
334,621
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
645,000 3.750%,  12/15/2027
h
499,388
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
b
693,118
275,000 1.992%,  1/27/2032
b
206,146
2,769,000 3.102%,  2/24/2033
b
2,214,388
1,130,000 4.750%,  10/21/2045 950,923
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 197,872
HSBC Holdings plc
734,000 1.162%,  11/22/2024
b
727,093
1,850,000 3.803%,  3/11/2025
b
1,827,187
1,100,000 2.999%,  3/10/2026
b
1,048,256
710,000 3.900%,  5/25/2026 671,774
900,000 5.402%,  8/11/2033
b
829,363
HUB International, Ltd.
515,000 5.625%,  12/1/2029
h
448,440
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
347,000 6.375%,  12/15/2025 330,089
383,000 5.250%,  5/15/2027 336,649
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 497,827
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 569,091
J.P. Morgan Chase & Company
500,000 0.824%,  6/1/2025
b
481,327
312,000 1.561%,  12/10/2025
b
294,866

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Financials (1.8%) - continued
$ 850,000 1.040%,  2/4/2027
b
$ 756,461
720,000 1.578%,  4/22/2027
b
642,551
1,230,000 2.947%,  2/24/2028
b
1,115,798
1,475,000 4.203%,  7/23/2029
b
1,366,968
900,000 2.522%,  4/22/2031
b
729,521
1,100,000 1.953%,  2/4/2032
b
834,210
1,229,000 4.586%,  4/26/2033
b
1,107,876
923,000 4.912%,  7/25/2033
b
849,206
1,265,000 3.882%,  7/24/2038
b
1,010,045
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
h
115,355
KeyBank NA/Cleveland, OH
651,000 5.000%,  1/26/2033 547,989
KeyCorp
450,000 3.878%,  5/23/2025
b
433,795
Kimco Realty Corporation
941,000 3.300%,  2/1/2025 905,267
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
b
899,571
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
h
357,464
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,045,885
Manufacturers & Traders Trust
Company
923,000 4.700%,  1/27/2028 852,439
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 215,629
619,000 5.400%,  9/15/2033 602,663
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
646,851
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
789,554
922,000 5.422%,  2/22/2029
b
902,392
1,750,000 2.048%,  7/17/2030 1,363,383
Molina Healthcare, Inc.
351,000 4.375%,  6/15/2028
h
314,513
Morgan Stanley
900,000 2.630%,  2/18/2026
b
856,646
600,000 2.188%,  4/28/2026
b
563,636
1,925,000 4.350%,  9/8/2026 1,835,447
1,211,000 5.050%,  1/28/2027
b
1,187,060
1,244,000 3.591%,  7/22/2028
b
1,135,000
615,000 5.164%,  4/20/2029
b
591,664
1,600,000 3.622%,  4/1/2031
b
1,378,358
615,000 5.250%,  4/21/2034
b
571,015
1,076,000 5.297%,  4/20/2037
b
958,733
825,000 2.802%,  1/25/2052
b
480,292
MPT Operating Partnership, LP/
MPT Finance Corporation
467,000 4.625%,  8/1/2029 330,759
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 468,448
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
h
322,219
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,128,236
Principal
Amount Long-Term Fixed Income (20.5%) Value
Financials (1.8%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 409,000 4.500%,  9/30/2028
h
$ 310,668
New York Life Global Funding
925,000 4.550%,  1/28/2033
h
847,999
NFP Corporation
204,000 6.875%,  8/15/2028
h
174,762
NNN REIT, Inc.
940,000 5.600%,  10/15/2033 885,700
Office Properties Income Trust
148,000 2.650%,  6/15/2026 100,680
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 650,219
875,000 3.375%,  2/1/2031 684,068
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 699,411
560,000 3.875%,  9/15/2028 449,480
Park Intermediate Holdings, LLC
546,000 4.875%,  5/15/2029
h
461,889
Pine Street Trust I
923,000 4.572%,  2/15/2029
h
830,545
PNC Financial Services Group,
Inc.
952,000 5.812%,  6/12/2026
b
944,404
1,230,000 4.626%,  6/6/2033
b
1,061,081
PRA Group, Inc.
332,000 7.375%,  9/1/2025
h
323,287
274,000 8.375%,  2/1/2028
h
249,340
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
722,029
Prologis, LP
617,000 2.875%,  11/15/2029 529,190
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
b
1,007,539
Radian Group, Inc.
340,000 4.875%,  3/15/2027 317,687
Realty Income Corporation
394,000 4.125%,  10/15/2026 377,409
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,017,914
RLJ Lodging Trust, LP
172,000 3.750%,  7/1/2026
h
155,555
363,000 4.000%,  9/15/2029
h
297,275
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
363,764
Royal Bank of Canada
953,000 5.200%,  7/20/2026 942,603
769,000 5.000%,  5/2/2033
f
714,458
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
b
300,380
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
874,698
Service Properties Trust
195,000 4.650%,  3/15/2024 192,342
111,000 4.350%,  10/1/2024 106,483
458,000 7.500%,  9/15/2025 449,955
260,000 5.500%,  12/15/2027 222,205
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 696,143
SLM Corporation
180,000 4.200%,  10/29/2025 168,428

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Financials (1.8%) - continued
Societe Generale SA
$ 1,122,000 4.750%,  11/24/2025
h
$ 1,073,197
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,052,149
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,745,298
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,049,591
922,000 5.710%,  1/13/2030 902,102
850,000 1.710%,  1/12/2031 633,704
Synchrony Financial
590,000 4.250%,  8/15/2024 576,195
87,000 7.250%,  2/2/2033 76,787
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,088,192
Toronto-Dominion Bank
924,000 5.156%,  1/10/2028 901,816
805,000 5.523%,  7/17/2028 794,566
Truist Financial Corporation
623,000 6.047%,  6/8/2027
b
616,223
440,000 5.125%,  12/15/2027
b,l
338,008
770,000 5.122%,  1/26/2034
b
688,340
U.S. Bancorp
616,000 5.727%,  10/21/2026
b
610,876
954,000 5.775%,  6/12/2029
b
928,605
244,000 5.836%,  6/12/2034
b
230,129
UBS Group AG
1,800,000 2.193%,  6/5/2026
b,h
1,674,107
928,000 6.246%,  9/22/2029
b,h
918,264
767,000 3.091%,  5/14/2032
b,h
605,814
UDR, Inc.
875,000 2.100%,  8/1/2032 631,007
United Wholesale Mortgage, LLC
109,000 5.500%,  11/15/2025
h
103,678
268,000 5.500%,  4/15/2029
h
226,460
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 618,191
923,000 4.750%,  5/15/2052 786,992
1,275,000 4.625%,  7/15/2035 1,177,188
USI, Inc./NY
137,000 6.875%,  5/1/2025
h
135,945
Wells Fargo & Company
125,000 3.000%,  4/22/2026 116,437
1,475,000 3.000%,  10/23/2026 1,354,630
923,000 3.526%,  3/24/2028
b
847,659
1,400,000 2.393%,  6/2/2028
b
1,227,757
644,000 5.574%,  7/25/2029
b
628,281
507,000 5.389%,  4/24/2034
b
473,998
1,180,000 4.900%,  11/17/2045 946,478
Welltower OP, LLC
750,000 2.050%,  1/15/2029 619,926
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,178,255
XHR, LP
172,000 6.375%,  8/15/2025
f,h
168,868
189,000 4.875%,  6/1/2029
h
160,650
Total 154,525,162
Principal
Amount Long-Term Fixed Income (20.5%) Value
Foreign Government (<0.1%)
NBN Company, Ltd.
$ 1,050,000 2.625%,  5/5/2031
h
$ 846,252
Total 846,252
Mortgage-Backed Securities (4.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
21,725,553 2.500%,  5/1/2051 17,338,109
7,671,955 3.500%,  5/1/2052 6,606,567
9,695,930 4.000%,  5/1/2052 8,701,929
20,507,858 3.500%,  6/1/2052 17,672,850
5,318,243 5.000%,  7/1/2053 5,034,257
2,980,080 5.500%,  7/1/2053 2,891,443
6,967,920 3.500%,  8/1/2052 6,029,854
7,600,000 5.500%,  9/1/2053 7,373,913
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,378,110 2.500%,  7/1/2030 4,902,200
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,541,541 3.000%,  12/1/2036 4,944,339
5,879,685 3.000%,  8/1/2038 5,221,552
8,768,596 3.500%,  5/1/2040 7,789,801
5,519,497 2.500%,  4/1/2042 4,540,003
2,429,095 2.000%,  5/1/2042 1,966,560
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
21,395,665 3.000%,  1/1/2052 17,811,856
1,395,785 2.000%,  2/1/2051 1,067,400
2,182,725 2.000%,  2/1/2051 1,671,784
5,937,135 2.500%,  2/1/2051 4,757,555
10,843,800 2.500%,  2/1/2051 8,671,913
28,986,206 2.000%,  3/1/2051 22,153,233
22,085,563 3.000%,  3/1/2052 18,315,761
18,226,813 2.000%,  4/1/2051 13,928,250
12,979,992 3.000%,  4/1/2051 10,776,259
13,530,320 3.000%,  5/1/2050 11,320,996
2,626,731 2.000%,  5/1/2051 2,003,291
10,463,752 3.000%,  5/1/2051 8,796,851
8,467,961 3.000%,  6/1/2050 7,152,868
3,934,646 5.000%,  6/1/2053 3,730,633
16,474,696 2.500%,  7/1/2051 13,151,225
5,320,733 3.500%,  7/1/2051 4,652,528
2,251,507 2.500%,  8/1/2050 1,817,607
11,011,376 3.500%,  8/1/2050 9,638,657
8,046,607 3.500%,  9/1/2052 6,957,396
9,714,446 4.500%,  9/1/2053 8,929,788
16,083,287 4.000%,  10/1/2052 14,365,747
2,598,697 2.000%,  11/1/2051 1,984,293
10,585,541 2.000%,  12/1/2050 8,107,931
28,099,657 2.500%,  12/1/2051 22,453,380
16,469,659 4.500%,  12/1/2052 15,188,774
350,000 5.500%,  10/1/2041
e
338,229
16,500,000 6.000%,  10/1/2041
e
16,283,438
15,000,000 4.000%,  10/1/2048
e
13,353,516
16,475,000 4.500%,  10/1/2048
e
15,126,109
21,860,000 5.000%,  10/1/2048
e
20,623,544

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Mortgage-Backed Securities (4.9%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 19,454,054 2.500%,  3/1/2062 $ 14,930,140
5,565,405 3.500%,  7/1/2061 4,733,441
8,328,044 4.000%,  12/1/2061 7,417,010
Total 433,224,780
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 500,999
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 717,836
Apple, Inc.
1,077,000 2.650%,  2/8/2051 653,241
2,020,000 3.750%,  9/12/2047 1,561,375
AthenaHealth Group, Inc.
480,000 6.500%,  2/15/2030
f,h
401,524
Broadcom, Inc.
354,000 3.469%,  4/15/2034
h
278,036
1,231,000 3.137%,  11/15/2035
h
897,500
1,350,000 3.187%,  11/15/2036
h
969,284
600,000 4.926%,  5/15/2037
h
517,156
Cloud Software Group, Inc.
384,000 6.500%,  3/31/2029
h
339,583
134,000 9.000%,  9/30/2029
h
116,446
CommScope Technologies, LLC
184,000 6.000%,  6/15/2025
h
175,159
CommScope, Inc.
385,000 7.125%,  7/1/2028
f,h
230,349
Dell International, LLC/EMC
Corporation
931,000 6.020%,  6/15/2026 934,630
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 887,449
639,000 2.650%,  6/1/2030 524,913
537,000 5.600%,  3/2/2033 520,452
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
278,029
605,000 3.750%,  10/1/2030
h
507,718
Global Payments, Inc.
923,000 5.300%,  8/15/2029 880,215
GTCR W-2 Merger Sub, LLC
268,000 7.500%,  1/15/2031
e,h
268,375
II-VI, Inc.
164,000 5.000%,  12/15/2029
f,h
142,195
Intel Corporation
616,000 4.875%,  2/10/2028 604,274
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
499,573
750,000 5.250%,  7/15/2030
h
655,234
585,000 4.500%,  2/15/2031
h
481,141
KLA Corporation
923,000 3.300%,  3/1/2050 613,376
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 152,134
Mastercard, Inc.
729,000 3.950%,  2/26/2048 577,191
Microsoft Corporation
565,000 3.041%,  3/17/2062 357,712
1,130,000 3.700%,  8/8/2046 889,112
NCR Corporation
516,000 5.125%,  4/15/2029
h
454,626
Principal
Amount Long-Term Fixed Income (20.5%) Value
Technology (0.4%) - continued
$ 511,000 6.125%,  9/1/2029
h
$ 524,044
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 469,818
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 439,731
480,000 3.250%,  5/11/2041 322,941
Open Text Corporation
207,000 3.875%,  12/1/2029
h
170,158
675,000 4.125%,  2/15/2030
h
564,706
Oracle Corporation
615,000 6.900%,  11/9/2052 633,529
1,540,000 6.150%,  11/9/2029 1,563,336
1,815,000 3.850%,  7/15/2036 1,435,046
1,250,000 4.000%,  7/15/2046 882,052
PTC, Inc.
300,000 3.625%,  2/15/2025
h
288,309
270,000 4.000%,  2/15/2028
h
241,988
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
h
181,086
RingCentral, Inc.
344,000 8.500%,  8/15/2030
h
332,304
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 584,938
S&P Global, Inc.
155,000 5.250%,  9/15/2033
h
151,083
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
h
206,183
528,350 9.625%,  12/1/2032
h
569,319
Sensata Technologies BV
575,000 4.000%,  4/15/2029
h
495,131
Sensata Technologies, Inc.
393,000 3.750%,  2/15/2031
h
318,065
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
h
179,143
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,056,877
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 545,092
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
321,908
Visa, Inc.
1,284,000 2.700%,  4/15/2040 904,186
VMware, Inc.
565,000 4.650%,  5/15/2027 544,870
900,000 2.200%,  8/15/2031 679,168
Total 32,191,848
Transportation (0.2%)
Allegiant Travel Company
310,000 7.250%,  8/15/2027
h
291,787
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
h
112,732
American Airlines, Inc.
710,000 11.750%,  7/15/2025
h
763,245
246,000 7.250%,  2/15/2028
h
235,202
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,068,834 5.500%,  4/20/2026
h
1,043,890

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Transportation (0.2%) - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 216,000 5.375%,  3/1/2029
f,h
$ 191,975
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 445,341
608,000 5.750%,  5/1/2040 603,577
625,000 4.450%,  3/15/2043 522,257
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 509,056
CSX Corporation
900,000 3.800%,  4/15/2050 649,602
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
h
1,273,459
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
h
569,219
Hawaiian Brand Intellectual
Property, Ltd.
475,000 5.750%,  1/20/2026
h
427,432
Hertz Corporation
323,000 4.625%,  12/1/2026
h
286,259
388,000 5.000%,  12/1/2029
h
303,774
Mileage Plus Holdings, LLC
1,154,250 6.500%,  6/20/2027
h
1,143,633
Norfolk Southern Corporation
2,152,000 4.450%,  3/1/2033 1,965,145
Penske Truck Leasing Company,
LP/PTL Finance Corporation
930,000 5.750%,  5/24/2026
h
916,315
Rand Parent, LLC
356,000 8.500%,  2/15/2030
f,h
329,336
Southwest Airlines Company
960,000 2.625%,  2/10/2030 790,932
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 699,134
United Airlines, Inc.
377,000 4.375%,  4/15/2026
h
348,646
315,000 4.625%,  4/15/2029
h
270,752
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
f,h
87,847
450,000 6.375%,  2/1/2030
h
347,560
XPO Escrow Sub, LLC
413,000 7.500%,  11/15/2027
h
417,559
Total 15,545,666
U.S. Government & Agencies (7.3%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,013,350
3,559,000 3.625%,  5/15/2053 2,946,741
9,660,000 1.625%,  11/15/2050 5,059,802
19,150,000 5.250%,  11/15/2028 19,663,908
13,650,000 1.625%,  8/15/2029 11,583,305
2,975,000 4.375%,  5/15/2040 2,822,299
44,475,000 1.375%,  11/15/2040 26,321,903
1,340,000 3.000%,  5/15/2042 1,025,466
5,750,000 3.250%,  5/15/2042 4,582,031
2,261,000 3.875%,  2/15/2043 1,967,777
68,726,000 2.500%,  5/15/2046 46,032,997
46,100,000 2.875%,  5/15/2049 32,885,867
U.S. Treasury Notes
9,620,000 2.500%,  1/31/2024 9,526,431
25,885,000 2.125%,  7/31/2024 25,179,229
Principal
Amount Long-Term Fixed Income (20.5%) Value
U.S. Government & Agencies (7.3%) -
continued
$ 28,665,000 2.250%,  11/15/2024 $ 27,690,838
19,170,000 2.125%,  11/30/2024 18,469,097
46,100,000 3.875%,  3/31/2025 45,183,402
20,800,000 5.000%,  8/31/2025 20,757,750
52,575,000 2.625%,  1/31/2026 49,903,122
2,300,000 0.500%,  2/28/2026 2,070,719
90,300,000 2.500%,  2/28/2026 85,382,883
7,285,000 2.250%,  11/15/2027 6,625,366
13,950,000 3.875%,  12/31/2027 13,520,057
1,500,000 0.750%,  1/31/2028 1,271,836
30,100,000 3.500%,  1/31/2028 28,725,512
15,300,000 3.625%,  3/31/2028 14,667,680
72,550,000 2.875%,  5/15/2028 67,233,445
21,000,000 4.375%,  8/31/2028 20,791,641
3,250,000 1.500%,  2/15/2030 2,693,945
3,750,000 0.875%,  11/15/2030 2,917,383
270,000 1.375%,  11/15/2031 211,634
13,950,000 2.875%,  5/15/2032 12,244,939
28,750,000 4.125%,  11/15/2032 27,728,027
Total 640,700,382
Utilities (0.3%)
AES Corporation
1,227,000 3.950%,  7/15/2030
h
1,057,576
Ameren Illinois Company
830,000 4.500%,  3/15/2049 684,041
American Electric Power
Company, Inc.
537,000 5.625%,  3/1/2033 519,631
Appalachian Power Company
750,000 3.300%,  6/1/2027 687,870
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 929,957
Calpine Corporation
370,000 4.500%,  2/15/2028
h
333,454
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 580,031
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 248,250
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 746,496
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 460,918
1,250,000 4.125%,  5/15/2049 927,158
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 309,506
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 815,568
DTE Electric Company
965,000 3.700%,  3/15/2045 697,149
475,000 3.700%,  6/1/2046 338,764
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 777,373
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,093,955
Edison International
725,000 5.750%,  6/15/2027 718,291
Eversource Energy
769,000 4.750%,  5/15/2026 751,722

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.5%) Value
Utilities (0.3%) - continued
Exelon Corporation
$ 585,000 4.700%,  4/15/2050 $ 467,540
983,000 4.450%,  4/15/2046 766,642
FirstEnergy Corporation
769,000 5.100%,  7/15/2047 652,618
Georgia Power Company
523,000 4.950%,  5/17/2033 490,228
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 655,311
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
352,415
MidAmerican Energy Company
306,000 5.850%,  9/15/2054 301,677
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 347,804
NextEra Energy Capital Holdings,
Inc.
618,000 5.749%,  9/1/2025 616,265
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
670,008
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 814,212
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
h
114,124
923,000 4.450%,  6/15/2029
h
800,465
240,000 5.250%,  6/15/2029
h
211,862
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 706,832
538,000 4.550%,  7/1/2030 475,570
PacifiCorp
624,000 5.500%,  5/15/2054 529,223
PG&E Corporation
471,000 5.000%,  7/1/2028
f
426,622
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 413,980
Public Service Company of
Colorado
923,000 4.500%,  6/1/2052 720,132
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 714,459
Southern California Edison
Company
949,000 4.000%,  4/1/2047 686,185
Southern Company
1,231,000 5.113%,  8/1/2027 1,206,338
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 468,945
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 430,533
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
h
337,258
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
h
680,625
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 686,486
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
h
852,619
Principal
Amount Long-Term Fixed Income (20.5%) Value
Utilities (0.3%) - continued
$ 787,000 5.000%,  7/31/2027
h
$ 723,559
Xcel Energy, Inc.
693,000 4.600%,  6/1/2032 628,864
Total 30,627,111
Total Long-Term Fixed Income
(cost $2,031,698,127) 1,806,145,360
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
17,942,304 Thrivent Cash Management Trust 17,942,304
Total Collateral Held for
Securities Loaned
(cost $17,942,304) 17,942,304
Shares or
Principal
Amount Short-Term Investments ( 11.5% ) Value
Federal Home Loan Bank Discount
Notes
800,000 5.265%, 10/4/2023
n,o
799,766
300,000 5.220%, 10/11/2023
n,o
299,606
1,600,000 5.250%, 10/17/2023
n,o
1,596,586
6,200,000 5.270%, 10/25/2023
n,o
6,179,727
1,600,000 5.275%, 11/10/2023
n,o
1,591,131
13,200,000 5.283%, 11/15/2023
n,o
13,117,478
900,000 5.298%, 11/17/2023
n,o
894,119
100,000 5.295%, 11/22/2023
n,o
99,276
9,600,000 5.300%, 12/6/2023
n,o
9,511,227
11,400,000 5.309%, 12/13/2023
n,o
11,283,288
31,900,000 5.315%, 12/15/2023
n,o
31,564,387
Thrivent Core Short-Term Reserve
Fund
93,743,112 5.650% 937,431,118
U.S. Treasury Bills
700,000 5.202%, 10/3/2023
n,p
699,898
900,000 5.277%, 11/16/2023
n,p
894,043
Total Short-Term Investments
(cost $1,015,790,814) 1,015,961,650
Total Investments (cost
$8,226,981,629) 100.1% $8,828,718,429
Other Assets and Liabilities, Net
(0.1%) (12,254,816)
Total Net Assets 100.0% $8,816,463,613
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $291,896,134 or
3.3% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 29, 2023, $900,952 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of September 29, 2023 was $646,851
or 0.01% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 1,140,996
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,428,759
Common Stock 9,038,356
Total lending $17,467,115
Gross amount payable upon return of
collateral for securities loaned $17,942,304
Net amounts due to counterparty $475,189
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,283,728 – 2,841,258 442,470
Capital Goods 12,733,208 – 11,276,936 1,456,272
Communications Services 17,654,770 – 17,654,770 –
Consumer Cyclical 21,068,899 – 21,068,899 –
Consumer Non-Cyclical 19,577,153 – 18,696,758 880,395
Energy 2,824,038 – 2,824,038 –
Financials 9,545,390 – 9,545,390 –
Technology 24,700,807 – 24,700,807 –
Transportation 7,100,792 – 7,100,792 –
Utilities 957,337 – 957,337 –
Registered Investment Companies
U.S. Affiliated 2,958,180,471 2,958,180,471 – –
U.S. Unaffiliated 53,171,911 53,171,911 – –
Common Stock
Communications Services 186,733,219 186,625,128 108,091 –
Consumer Discretionary 273,037,598 273,037,598 – –
Consumer Staples 101,708,372 101,708,372 – –
Energy 86,073,951 86,073,951 – –
Financials 313,876,559 313,876,559 – –
Health Care 304,042,297 304,042,297 – –
Industrials 248,182,897 245,581,983 2,600,914 –
Information Technology 587,583,129 584,468,388 3,114,741 –
Materials 50,354,776 50,195,360 159,416 –
Real Estate 74,381,128 74,381,128 – –
Utilities 37,411,697 37,411,697 – –
Long-Term Fixed Income
Asset-Backed Securities 64,165,631 – 64,165,631 –
Basic Materials 15,053,107 – 15,053,107 –
Capital Goods 35,423,679 – 35,423,679 –
Collateralized Mortgage Obligations 81,554,785 – 81,554,785 –
Commercial Mortgage-Backed Securities 84,746,292 – 84,746,292 –
Communications Services 52,963,841 – 52,963,841 –
Consumer Cyclical 53,345,153 – 53,345,153 –
Consumer Non-Cyclical 64,458,179 – 64,458,179 –
Energy 46,773,492 – 46,773,492 –
Financials 154,525,162 – 154,525,162 –
Foreign Government 846,252 – 846,252 –
Mortgage-Backed Securities 433,224,780 – 433,224,780 –
Technology 32,191,848 – 32,191,848 –
Transportation 15,545,666 – 15,545,666 –
U.S. Government & Agencies 640,700,382 – 640,700,382 –
Utilities 30,627,111 – 30,627,111 –
Short-Term Investments 78,530,532 – 78,530,532 –
Subtotal Investments in Securities $7,278,860,019 $5,268,754,843 $2,007,326,039 $2,779,137
Other Investments  * Total
Affiliated Short-Term Investments 937,431,118
U.S. Affiliated Registered Investment Cos. 594,484,988
Collateral Held for Securities Loaned 17,942,304
Subtotal Other Investments $ 1,549,858,410
Total Investments at Value $8,828,718,429
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 32,131,799 32,131,799 – –
Total Asset Derivatives $32,131,799 $32,131,799 $– $–
Liability Derivatives
Futures Contracts 69,155,394 69,155,394 – –
Total Liability Derivatives $69,155,394 $69,155,394 $– $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$76,936,591 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 722 December 2023 $ 79,681,472 ( $ 1,660,347)
CBOT 2-Yr. U.S. Treasury Note 1,116 December 2023 227,230,992 (1,005,583)
CBOT 5-Yr. U.S. Treasury Note 960 December 2023 102,248,371 (1,103,366)
CBOT U.S. Long Bond 340 December 2023 40,932,056 (2,246,431)
CME E-mini S&P 500 Index 6,502 December 2023 1,462,288,040 (56,067,990)
CME Ultra Long Term U.S. Treasury Bond 639 December 2023 81,699,013 (5,857,700)
Ultra 10-Yr. U.S. Treasury Note 342 December 2023 39,368,352 (1,213,977)
Total Futures Long Contracts $ 2,033,448,296 ( $ 69,155,394)
CME E-mini Russell 2000 Index (2,993) December 2023 ( $ 280,856,956) $ 11,696,466
CME E-mini S&P Mid-Cap 400 Index (1,840) December 2023 (479,279,428) 15,525,828
CME Euro Foreign Exchange Currency (652) December 2023 (87,675,796) 1,183,921
Eurex Euro STOXX 50 Index (1,932) December 2023 (86,936,514) 1,392,125
ICE mini MSCI EAFE Index (196) December 2023 (20,578,526) 571,826
ICE US mini MSCI Emerging Markets Index (1,465) December 2023 (71,752,008) 1,761,633
Total Futures Short Contracts ( $ 1,027,079,228) $32,131,799
Total Futures Contracts $ 1,006,369,068 ($37,023,595)

Moderate Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $161,579 $7,446 $4,416 $160,893 21,713 1.8%
Core Emerging Markets Equity 47,642 – – 48,816 5,867 0.6
Core Low Volatility Equity 267,144 – 154,001 118,153 10,549 1.3
Core Mid Cap Value – 122,060 – 125,905 12,966 1.4
Core Small Cap Value 142,908 – – 140,719 15,635 1.6
Global Stock 426,947 5,870 – 468,200 37,945 5.3
High Yield 105,010 4,827 1,622 108,944 27,338 1.2
Income 347,483 10,875 7,886 343,343 41,463 3.9
International Allocation 378,863 7,096 139,000 265,000 30,984 3.0
International Index 56,839 1,282 – 60,414 5,034 0.7
Large Cap Value 896,302 62,522 – 917,260 46,030 10.4
Limited Maturity Bond 195,177 4,635 3,630 197,605 21,026 2.3
Mid Cap Stock 425,581 23,986 – 445,518 24,714 5.1
Small Cap Stock 150,248 21,096 – 151,895 9,522 1.7
Total U.S. Affiliated Registered Investment
Companies 3,601,723 3,552,665 40.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 1,001,825 1,302,557 1,366,951 937,431 93,743 10.6
Total Affiliated Short-Term Investments 1,001,825 937,431 10.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,490 593,222 591,770 17,942 17,942 0.2
Total Collateral Held for Securities Loaned 16,490 17,942 0.2
Total Value $4,620,038 $4,508,038
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,388) ($2,328) $ – $7,445
Core Emerging Markets Equity – 1,174 – –
Core Low Volatility Equity 13,603 (8,593) – –
Core Mid Cap Value Fund – 3,845 – –
Core Small Cap Value Fund – (2,189) – –
Global Stock – 35,383 – 5,870
High Yield (318) 1,047 – 4,826
Income (1,365) (5,764) – 10,871
International Allocation (2,442) 20,483 – 7,097
International Index – 2,293 – 1,282
Large Cap Value – (41,564) 46,528 15,994
Limited Maturity Bond (163) 1,586 – 4,635
Mid Cap Stock – (4,049) 22,092 1,895
Small Cap Stock – (19,449) 20,140 957
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 38,497
Total Income/Non Income Cash from Affiliated
Investments $99,369
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 152
Total Affiliated Income from Securities Loaned, Net $152
Total Value $7,927 ($18,125 ) $ 88,760

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Grinding Media, Inc., Term Loan
$ 152,444
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
$ 150,920
INEOS US Petrochem, LLC, Term
Loan
405,056
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
402,828
Lummus Technology Holdings V,
LLC, Term Loan
139,297
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
138,821
Nouryon USA, LLC, Term Loan
325,261
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
324,717
Spectrum Group Buyer, Inc., Term
Loan
137,280
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
131,892
Total 1,149,178
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
201,435
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
201,155
Brookfield WEC Holdings, Inc.,
Term Loan
330,601
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
330,217
BW Holding, Inc., Term Loan
143,739
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
128,698
Chart Industries, Inc., Term Loan
123,689
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
123,689
Charter Next Generation, Inc.,
Term Loan
251,458
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
248,944
Clydesdale Acquisition Holdings,
Inc., Term Loan
383,120
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
377,485
Cornerstone Building Brands, Inc.,
Term Loan
358,442
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
348,811
Emerald Debt Merger Sub, LLC,
Term Loan
276,489
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
275,972
EnergySolutions, LLC, Term Loan
98,522
0.000%,  (TSFR1M +
4.000%), 9/18/2030
b,c,d,e
97,783
Foley Products Company, LLC,
Term Loan
123,332
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
122,689
Proampac PG Borrower, LLC, Term
Loan
198,676
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
197,385
Principal
Amount Bank Loans (0.6%)
a
Value
Capital Goods (0.1%) - continued
Quikrete Holdings, Inc., Term Loan
$ 75,219
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 75,030
364,450
8.181%,  (TSFR1M +
2.750%), 3/18/2029
b
364,242
Smyrna Ready Mix Concrete, LLC,
Term Loan
262,808
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
263,137
TK Elevator U.S. Newco, Inc., Term
Loan
226,719
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
226,038
TransDigm, Inc., Term Loan
565,160
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
565,070
Vertiv Group Corporation, Term
Loan
221,720
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
221,246
Total 4,167,591
Communications Services (0.1%)
Altice France SA/France, Term
Loan
463,624
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
418,537
CCI Buyer, Inc., Term Loan
178,173
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
175,612
Cengage Learning, Inc., Term
Loan
148,089
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
147,200
Charter Communications
Operating, LLC, Term Loan
557,196
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
556,293
Clear Channel Outdoor Holdings,
Inc., Term Loan
414,768
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
402,151
CMG Media Corporation, Term
Loan
260,000
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
237,250
Crown Subsea Communications
Holding, Inc., Term Loan
136,400
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
136,628
177,310
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
177,754
CSC Holdings, LLC, Term Loan
200,380
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
181,010
DIRECTV Financing, LLC, Term
Loan
503,534
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
491,505
Intelsat Jackson Holdings SA,
Term Loan
260,178
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
259,351

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Communications Services (0.1%) - continued
Level 3 Financing, Inc., Term Loan
$ 233,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
$ 219,661
Lumen Technologies, Inc., Term
Loan
285,781
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
202,987
McGraw-Hill Education, Inc., Term
Loan
256,000
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
250,506
MH Sub I, LLC, Term Loan
329,288
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
318,122
NEP Group, Inc., Term Loan
148,046
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
142,772
Playtika Holding Corporation, Term
Loan
178,173
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
177,839
Radiate Holdco, LLC, Term Loan
289,810
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
236,363
RLG Holdings, LLC, Term Loan
143,737
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
134,753
SBA Senior Finance II, LLC, Term
Loan
186,176
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
185,985
UPC Financing Partnership, Term
Loan
136,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
133,790
Virgin Media Bristol, LLC, Term
Loan
339,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
328,874
Zayo Group Holdings, Inc., Term
Loan
287,000
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
233,707
Ziggo Financing Partnership, Term
Loan
229,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
223,465
Total 5,972,115
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
554,689
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
552,265
AlixPartners, LLP, Term Loan
156,396
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
156,161
Allied Universal Holdco, LLC, Term
Loan
553,354
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
533,671
Alterra Mountain Company, Term
Loan
174,222
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
173,642
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Arches Buyer, Inc., Term Loan
$ 96,010
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
$ 93,850
Caesars Entertainment, Inc., Term
Loan
340,290
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
340,079
Carnival Corporation, Term Loan
199,441
8.327%,  (TSFR1M +
3.000%), 8/8/2027
b
198,693
142,549
8.681%,  (TSFR1M +
3.250%), 10/18/2028
b
141,658
Cinemark USA, Inc., Term Loan
141,386
9.089%,  (TSFR1M +
3.750%), 5/24/2030
b
141,062
Clarios Global, LP, Term Loan
297,101
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
296,174
Delta 2 Lux SARL, Term Loan
330,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
329,670
Fertitta Entertainment, LLC/NV,
Term Loan
134,633
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
133,119
First Brands Group, LLC, Term
Loan
174,656
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
172,037
GoDaddy Operating Company,
LLC, Term Loan
218,353
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
218,421
Great Outdoors Group, LLC, Term
Loan
308,848
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
307,802
Harbor Freight Tools USA, Inc.,
Term Loan
274,880
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
272,505
IRB Holding Corporation, Term
Loan
318,574
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
317,102
Light & Wonder International, Inc.,
Term Loan
335,602
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
335,182
PetSmart, LLC, Term Loan
436,658
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
434,864
Pilot Travel Centers, LLC, Term
Loan
373,227
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
372,559
Prime Security Services Borrower,
LLC, Term Loan
444,442
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
443,637
Scientific Games Holdings, LP,
Term Loan
226,710
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
225,198

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Staples, Inc., Term Loan
$ 218,291
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 186,839
Stars Group Holdings BV, Term
Loan
130,667
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
130,490
UFC Holdings, LLC, Term Loan
217,560
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
217,214
Total 6,723,894
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
372,164
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
368,037
Alltech, Inc., Term Loan
135,026
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
130,131
Amneal Pharmaceuticals, LLC,
Term Loan
299,206
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
293,222
Bausch + Lomb Corporation, Term
Loan
348,471
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
338,212
121,534
0.000%,  (TSFR1M +
4.000%), 9/14/2028
b,c,d,e
119,863
Chobani, LLC, Term Loan
139,363
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
139,232
DaVita, Inc., Term Loan
111,440
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
109,978
Elanco Animal Health, Inc., Term
Loan
175,764
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
172,224
Froneri U.S., Inc., Term Loan
339,491
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
336,673
Gainwell Acquisition Corporation,
Term Loan
475,136
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
462,811
ICON Luxembourg SARL, Term
Loan
353,055
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
352,773
Jazz Financing Lux SARL, Term
Loan
439,015
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
438,589
LifePoint Health, Inc., Term Loan
164,172
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
159,247
438,882
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
437,420
Medline Borrower, LP, Term Loan
805,819
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
803,160
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Organon & Company, Term Loan
$ 404,251
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
$ 403,038
Packaging Coordinators Midco,
Inc., Term Loan
131,985
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
131,284
Phoenix Newco, Inc., Term Loan
294,506
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
292,164
PRA Health Sciences, Inc., Term
Loan
87,964
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
87,894
Reynolds Consumer Products,
LLC, Term Loan
252,963
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
252,533
Select Medical Corporation, Term
Loan
223,440
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
222,602
Sotera Health Holdings, LLC, Term
Loan
268,000
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
265,253
Star Parent, Inc., Term Loan
304,000
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
296,865
Total 6,613,205
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
221,720
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
221,388
CQP Holdco, LP, Term Loan
444,453
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
444,350
GIP II Blue Holding, LP, Term Loan
77,021
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
77,118
GIP III Stetson I, LP, Term Loan
118,554
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
118,431
Oryx Midstream Services Permian
Basin, LLC, Term Loan
102,206
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
102,046
Total 963,333
Financials (0.1%)
Acrisure, LLC, Term Loan
208,836
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
205,628
Alliant Holdings Intermediate, LLC,
Term Loan
87,112
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
86,921
AmWINS Group, Inc., Term Loan
335,552
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
333,226
Asurion, LLC, Term Loan
216,152
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
211,289

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Financials (0.1%) - continued
$ 219,375
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
$ 211,697
29,463
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
28,579
Edelman Financial Engines Center,
LLC, Term Loan
91,068
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
89,998
First Eagle Holdings, Inc., Term
Loan
91,028
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
90,151
FleetCor Technologies Operating
Company, LLC, Term  Loan
178,179
7.166%,  (TSFR1M +
1.750%), 4/30/2028
b
177,409
Focus Financial Partners, LLC,
Term Loan
149,865
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
149,345
Howden Group Holdings, Ltd.,
Term Loan
91,064
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
90,677
HUB International, Ltd., Term Loan
277,436
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
277,899
Hudson River Trading, LLC, Term
Loan
96,015
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
95,312
Jane Street Group, LLC, Term
Loan
178,168
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
177,500
Sedgwick Claims Management
Services, Inc., Term Loan
146,265
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
145,882
Trans Union, LLC, Term Loan
277,101
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
276,721
USI, Inc./NY, Term Loan
330,660
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
330,154
VFH Parent, LLC, Term Loan
134,640
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
133,434
Total 3,111,822
Technology (0.1%)
Amentum Government Services
Holdings, LLC, Term  Loan
221,754
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
218,291
AthenaHealth Group, Inc., Term
Loan
429,310
8.568%,  (PRIME + 3.250%),
2/15/2029
b
420,591
Boxer Parent Company, Inc., Term
Loan
338,995
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
338,480
Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Central Parent, Inc., Term Loan
$ 397,000
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
$ 396,786
Cloud Software Group, Inc., Term
Loan
240,790
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
231,209
Coherent Corporation, Term Loan
204,770
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
203,875
CommScope, Inc., Term Loan
130,520
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
118,839
CoreLogic, Inc., Term Loan
174,663
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
161,054
Cornerstone OnDemand, Inc.,
Term Loan
243,528
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
231,047
Dcert Buyer, Inc., Term Loan
270,200
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
268,144
Dun & Bradstreet Corporation,
Term Loan
265,196
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
264,615
Entegris, Inc., Term Loan
189,118
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
189,059
Gen Digital, Inc., Term Loan
256,389
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
255,363
Genesys Cloud Services Holdings
II, LLC, Term Loan
222,290
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
222,290
GTCR W Merger Sub, LLC, Term
Loan
416,000
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
415,696
Informatica, LLC, Term Loan
221,749
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
220,780
Magenta Buyer, LLC, Term Loan
240,167
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
177,990
McAfee Corporation, Term Loan
457,368
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
446,076
Mitchell International, Inc., Term
Loan
279,166
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
274,199
MKS Instruments, Inc., Term Loan
400,950
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
400,304
Open Text Corporation, Term Loan
344,398
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
344,243
Peraton Corporation, Term Loan
690,361
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
688,207

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Polaris Newco, LLC, Term Loan
$ 400,909
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
$ 383,297
Proofpoint, Inc., Term Loan
295,987
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
293,232
RealPage, Inc., Term Loan
226,687
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
223,853
Tempo Acquisition, LLC, Term
Loan
217,792
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
217,792
UKG, Inc., Term Loan
475,164
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
473,434
Verscend Holding Corporation,
Term Loan
327,136
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
326,786
Total 8,405,532
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
514,140
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
529,050
Air Canada, Term Loan
422,192
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
422,103
Brown Group Holding, LLC, Term
Loan
178,053
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
176,235
Genesee & Wyoming, Inc., Term
Loan
221,703
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
221,217
Mileage Plus Holdings, LLC, Term
Loan
251,250
10.798%,  (TSFR3M +
5.250%), 6/20/2027
b
260,700
SkyMiles IP, Ltd., Term Loan
403,750
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
417,732
United Airlines, Inc., Term Loan
255,535
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
255,594
Total 2,282,631
Utilities (<0.1%)
PG&E Corporation, Term Loan
327,019
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
326,794
Total 326,794
Total Bank Loans
(cost $39,648,316) 39,716,095
Shares
Registered Investment
Companies ( 49.1% ) Value
U.S. Affiliated  (48.5%)
7,363,072 Thrivent Core Emerging Markets
Debt Fund 54,560,366
Shares
Registered Investment
Companies (49.1%) Value
U.S. Affiliated  (48.5%)- continued
12,999,984 Thrivent Core Emerging Markets
Equity Fund $ 108,159,868
6,413,601 Thrivent Core International Equity
Fund 60,480,262
9,835,893 Thrivent Core Low Volatility Equity
Fund 110,161,997
10,621,993 Thrivent Core Mid Cap Value Fund 103,139,552
10,966,786 Thrivent Core Small Cap Value
Fund 98,701,075
40,949,319 Thrivent Global Stock Portfolio 505,269,557
8,891,825 Thrivent High Yield Portfolio 35,433,921
13,134,429 Thrivent Income Portfolio 108,763,582
51,894,898 Thrivent International Allocation
Portfolio 443,846,686
3,580,023 Thrivent International Index
Portfolio 42,961,346
33,083,683 Thrivent Large Cap Value Portfolio 659,275,094
7,133,249 Thrivent Limited Maturity Bond
Portfolio 67,040,411
26,195,877 Thrivent Mid Cap Stock Portfolio 472,235,703
9,778,341 Thrivent Small Cap Stock Portfolio 155,988,989
Total 3,026,018,409
U.S. Unaffiliated  (0.6%)
25,011 Communication Services Select
Sector SPDR Fund 1,639,971
6,629 Invesco QQQ Trust Series 1
f
2,374,972
7,314 iShares Biotechnology ETF 894,429
5,509 SPDR Bloomberg High Yield Bond
ETF
f
498,014
65,678 SPDR S&P 500 ETF Trust 28,076,032
59,154 SPDR S&P Biotech ETF 4,319,425
3,840 SPDR S&P Oil & Gas Exploration
ETF 567,974
Total 38,370,817
Total Registered Investment
Companies (cost $2,786,157,949) 3,064,389,226
Shares Common Stock ( 28.7% ) Value
Communications Services (2.2%)
64,445 Alphabet, Inc., Class A
g
8,433,273
396,949 Alphabet, Inc., Class C
g
52,337,726
44,910 Altice USA, Inc.
g
146,856
23,326 AMC Networks, Inc.
g
274,780
9,309 Bumble, Inc.
g
138,890
82 Cable One, Inc. 50,482
150,414 Cargurus, Inc.
g
2,635,253
154,580 Comcast Corporation 6,854,077
9,009 DISH Network Corporation
g
52,793
830 Electronic Arts, Inc. 99,932
22,101 Emerald Holding, Inc.
g
99,897
8,996 Entravision Communications
Corporation 32,835
24,747 Frontier Communications Parent,
Inc.
g
387,291
56,623 iHeartMedia, Inc.
g
178,929
15,015 Imax Corporation
g
290,090
39,837 Integral Ad Science Holding
Corporation
g
473,662
7,390 Interpublic Group of Companies,
Inc. 211,797
36,009 Liberty Global plc, Class A
g
616,474
75,315 Liberty Global plc, Class C
g
1,397,846

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Communications Services (2.2%) - continued
25,186 Liberty Latin America, Ltd., Class
A
g
$ 205,518
5,619 Live Nation Entertainment, Inc.
g
466,602
304,087 Lumen Technologies, Inc.
g
431,804
4,197 Match Group, Inc.
g
164,417
95,825 Meta Platforms, Inc.
g
28,767,623
20,102 Netflix, Inc.
g
7,590,515
1,375 Omnicom Group, Inc. 102,410
316,604 QuinStreet, Inc.
g
2,839,938
1,439 Shutterstock, Inc. 54,754
10,418 Sinclair, Inc. 116,890
7,767 TechTarget, Inc.
g
235,806
17,931 Telephone and Data Systems, Inc. 328,317
33,087 Trade Desk, Inc.
g
2,585,749
4,293 Tripadvisor, Inc.
g
71,178
243,610 Verizon Communications, Inc. 7,895,400
48,103 Walt Disney Company
g
3,898,748
59,642 Warner Brothers Discovery, Inc.
g
647,712
5,129 Windstream Services, LLC
g
48,725
623 Yelp, Inc.
g
25,911
82,397 Ziff Davis, Inc.
g
5,247,865
Total 136,438,765
Consumer Discretionary (3.5%)
18,156 2U, Inc.
g
44,845
473 Adient plc
g
17,359
417,969 Amazon.com, Inc.
g
53,132,219
3,460 American Axle & Manufacturing
Holdings, Inc.
g
25,120
46,936 American Eagle Outfitters, Inc. 779,607
64,379 Aptiv plc
g
6,347,126
19,889 Autoliv, Inc. 1,918,891
150 AutoNation, Inc.
g
22,710
5,255 Beazer Homes USA, Inc.
g
130,902
2,938 Best Buy Company, Inc. 204,103
1,563 Booking Holdings, Inc.
g
4,820,214
37,811 Boot Barn Holdings, Inc.
g
3,069,875
4,143 Brunswick Corporation 327,297
11,276 Buckle, Inc. 376,506
26,275 Cedar Fair, LP 972,175
363 Cheesecake Factory, Inc. 10,999
2,318 Chegg, Inc.
g
20,677
2,047 Chipotle Mexican Grill, Inc.
g
3,749,756
290,104 Clarus Corporation 2,193,186
39,413 Columbia Sportswear Company 2,920,503
15,920 Container Store Group, Inc.
g
35,820
65,771 Cooper-Standard Holdings, Inc.
g
882,647
1,256 Crocs, Inc.
g
110,817
6,099 Culp, Inc.
g
34,032
6,000 D.R. Horton, Inc. 644,820
45,241 Dana, Inc. 663,685
3,858 Darden Restaurants, Inc. 552,543
5,051 Deckers Outdoor Corporation
g
2,596,669
19,189 Domino's Pizza, Inc. 7,268,601
1,510 Dorman Products, Inc.
g
114,398
8,102 eBay, Inc. 357,217
6,220 Etsy, Inc.
g
401,688
349,493 Everi Holdings, Inc.
g
4,620,297
1,959 Expedia Group, Inc.
g
201,914
34,910 Five Below, Inc.
g
5,617,019
6,511 Ford Motor Company 80,867
41,438 Fox Factory Holding Corporation
g
4,105,677
41,493 Gap, Inc. 441,071
75,100 General Motors Company 2,476,047
25,726 Gentex Corporation 837,124
Shares Common Stock (28.7%) Value
Consumer Discretionary (3.5%) - continued
26,702 Goodyear Tire & Rubber
Company
g
$ 331,906
5,831 Grand Canyon Education, Inc.
g
681,527
8,437 Green Brick Partners, Inc.
g
350,220
30,034 Harley-Davidson, Inc. 992,924
25,830 Hilton Worldwide Holdings, Inc. 3,879,149
67,451 Home Depot, Inc. 20,380,994
747 Hyatt Hotels Corporation 79,242
3,060 KB Home 141,617
47,290 Laureate Education, Inc. 666,789
6,638 La-Z-Boy, Inc. 204,981
10,723 Lear Corporation 1,439,027
2,425 Lennar Corporation 272,158
6,497 Lowe's Companies, Inc. 1,350,336
5,895 Lululemon Athletica, Inc.
g
2,273,171
4,358 M/I Homes, Inc.
g
366,246
467 Malibu Boats, Inc.
g
22,892
2,244 Marriott International, Inc./MD 441,081
337 Marriott Vacations Worldwide
Corporation 33,912
15,195 McDonald's Corporation 4,002,971
18,534 Meritage Homes Corporation 2,268,376
10,401 MGM Resorts International 382,341
1,376 Modine Manufacturing Company
g
62,952
16,880 Mohawk Industries, Inc.
g
1,448,473
36,064 Nordstrom, Inc.
f
538,796
472 NVR, Inc.
g
2,814,678
4,534 ODP Corporation
g
209,244
9,264 O'Reilly Automotive, Inc.
g
8,419,679
51,773 Papa John's International, Inc. 3,531,954
5,637 PENN Entertainment, Inc.
g
129,369
11,764 Playa Hotels and Resorts NV
g
85,171
10,034 Polaris, Inc. 1,044,941
6,892 Pool Corporation 2,454,241
3,188 PulteGroup, Inc. 236,071
128,020 Qurate Retail, Inc.
g
77,657
7,166 Ross Stores, Inc. 809,400
19,045 SeaWorld Entertainment, Inc.
g
880,831
3,940 Six Flags Entertainment
Corporation
g
92,629
34,778 Skyline Champion Corporation
g
2,216,054
36,267 Sonos, Inc.
g
468,207
9,611 Sony Group Corporation ADR 792,043
177,810 Stoneridge, Inc.
g
3,568,647
1,607 Taylor Morrison Home Corporation
g
68,474
94,019 Tesla, Inc.
g
23,525,434
305,350 ThredUp, Inc.
g
1,224,453
1,139 TopBuild Corporation
g
286,572
29,634 Travel + Leisure Company 1,088,457
20 Ulta Beauty, Inc.
g
7,989
14,802 Upbound Group, Inc. 435,919
14,738 Urban Outfitters, Inc.
g
481,785
239 Vail Resorts, Inc. 53,032
594 Visteon Corporation
g
82,014
20,916 Wendy's Company 426,896
12,344 Wingstop, Inc. 2,219,945
25,859 Wyndham Hotels & Resorts, Inc. 1,798,235
Total 215,269,125
Consumer Staples (1.3%)
64,836 Altria Group, Inc. 2,726,354
11,040 Archer-Daniels-Midland Company 832,637
79,810 BJ's Wholesale Club Holdings,
Inc.
g
5,696,040
1,270 Boston Beer Company, Inc.
g
494,703

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Consumer Staples (1.3%) - continued
3,278 Cal-Maine Foods, Inc. $ 158,721
10,833 Casey's General Stores, Inc. 2,941,376
32,723 Celsius Holdings, Inc.
g
5,615,267
136,293 Coca-Cola Company 7,629,682
45,185 Colgate-Palmolive Company 3,213,105
61,611 Coty, Inc.
g
675,873
2,074 Darling Ingredients, Inc.
g
108,263
41,145 e.l.f. Beauty, Inc.
g
4,518,955
22,425 Flowers Foods, Inc. 497,387
2,547 Hain Celestial Group, Inc.
g
26,412
358 Hershey Company 71,629
8,444 Hormel Foods Corporation 321,125
1,599 Ingredion, Inc. 157,342
15,891 J & J Snack Foods Corporation 2,600,562
11,956 John B. Sanfilippo & Son, Inc. 1,181,253
23,516 Kenvue, Inc. 472,201
41,391 Kimberly-Clark Corporation 5,002,102
6,335 Kroger Company 283,491
10,444 Lamb Weston Holdings, Inc. 965,652
24,280 Lancaster Colony Corporation 4,006,928
48,307 Mondelez International, Inc. 3,352,506
1,255 PepsiCo, Inc. 212,647
15,559 Philip Morris International, Inc. 1,440,452
39,165 Pilgrim's Pride Corporation
g
894,137
1,368 PriceSmart, Inc. 101,820
84,648 Primo Water Corporation 1,168,142
21,953 Procter & Gamble Company 3,202,065
206 Seneca Foods Corporation
g
11,089
7,838 Simply Good Foods Company
g
270,568
3,513 SpartanNash Company 77,286
12,111 Sysco Corporation 799,932
131,378 Turning Point Brands, Inc. 3,033,518
2,978 Tyson Foods, Inc. 150,359
118,258 US Foods Holding Corporation
g
4,694,843
70,041 Walmart, Inc. 11,201,657
Total 80,808,081
Energy (1.0%)
14,561 APA Corporation 598,457
18,672 BP plc ADR 722,980
4,164 Cactus, Inc. 209,074
5,413 California Resources Corporation 303,182
8,227 Cheniere Energy, Inc. 1,365,353
1,422 Chesapeake Energy Corporation 122,619
25,759 Chevron Corporation 4,343,483
2,793 Chord Energy Corporation 452,662
532 Civitas Resources, Inc. 43,023
2,575 Comstock Resources, Inc. 28,402
12,366 ConocoPhillips 1,481,447
4,757 CVR Energy, Inc. 161,881
12,795 Devon Energy Corporation 610,322
37,144 Enterprise Products Partners, LP 1,016,631
3,361 Evolution Petroleum Corporation 22,989
49,277 Exxon Mobil Corporation 5,793,990
8,335 Gran Tierra Energy, Inc.
g
57,845
190,226 Halliburton Company 7,704,153
3,030 Helmerich & Payne, Inc. 127,745
6,795 HF Sinclair Corporation 386,839
20,954 International Seaways, Inc. 942,930
74,854 Liberty Energy, Inc. 1,386,296
10,221 Magnolia Oil & Gas Corporation 234,163
11,068 Marathon Oil Corporation 296,069
33,074 Marathon Petroleum Corporation 5,005,419
65,212 Matador Resources Company 3,878,810
15,594 Murphy Oil Corporation 707,188
Shares Common Stock (28.7%) Value
Energy (1.0%) - continued
104,451 NOV, Inc. $ 2,183,026
1,499 ONEOK, Inc. 95,082
10,026 Ovintiv, Inc. 476,937
26,427 Par Pacific Holdings, Inc.
g
949,786
7,135 Patterson-UTI Energy, Inc. 98,748
13,395 PBF Energy, Inc. 717,034
12,257 Phillips 66 1,472,679
34,584 Pioneer Natural Resources
Company 7,938,757
84,025 ProPetro Holding Corporation
g
893,186
37,493 RPC, Inc. 335,187
22,396 SM Energy Company 888,001
4,651 Solaris Oilfield Infrastructure, Inc. 49,580
53,942 Talos Energy, Inc.
g
886,807
337,542 TechnipFMC plc 6,865,604
25,682 U.S. Silica Holdings, Inc.
g
360,575
37,425 Viper Energy Partners, LP 1,043,409
9,128 Williams Companies, Inc. 307,522
Total 63,565,872
Financials (3.9%)
10,550 Allstate Corporation 1,175,376
64,683 Ally Financial, Inc. 1,725,742
13,935 Amalgamated Financial
Corporation 239,961
5,522 Amerant Bancorp, Inc. 96,304
67,755 American Express Company 10,108,368
4,530 American Financial Group, Inc. 505,865
13,671 American International Group, Inc. 828,463
19,930 Ameriprise Financial, Inc. 6,570,522
1,685 Ameris Bancorp 64,687
11,931 Annaly Capital Management, Inc. 224,422
125 Apollo Global Management, Inc. 11,220
2,611 Arch Capital Group, Ltd.
g
208,123
13,660 Arthur J. Gallagher & Company 3,113,524
7,998 Artisan Partners Asset
Management, Inc. 299,285
23,430 Associated Banc-Corp 400,887
2,218 Assurant, Inc. 318,460
5,546 Assured Guaranty, Ltd. 335,644
1,202 Atlantic Union Bankshares
Corporation 34,594
2,120 Axis Capital Holdings, Ltd. 119,504
860 Axos Financial, Inc.
g
32,560
20,058 Banc of California, Inc.
f
248,318
95,076 Bank of America Corporation 2,603,181
2,986 Bank of Hawaii Corporation
f
148,374
12,177 Bank of Marin Bancorp 222,596
27,500 Bank of N.T. Butterfield & Son, Ltd. 744,700
40,500 Bank of New York Mellon
Corporation 1,727,325
5,455 Bank OZK 202,217
5,925 BankFinancial Corporation 51,074
14,060 BankUnited, Inc. 319,162
8,708 Banner Corporation 369,045
1,907 BayCom Corporation 36,633
11,156 BCB Bancorp, Inc. 124,278
20,005 Berkshire Hathaway, Inc.
g
7,007,752
12,827 Berkshire Hills Bancorp, Inc. 257,181
3,376 BlackRock, Inc. 2,182,550
3,864 Block, Inc.
g
171,021
706 BOK Financial Corporation 56,466
64,328 Bridgewater Bancshares, Inc.
g
609,829
11,162 Brighthouse Financial, Inc.
g
546,268
18,540 Brookline Bancorp, Inc. 168,899

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Financials (3.9%) - continued
8,580 Business First Bancshares, Inc. $ 160,961
17,458 Byline Bancorp, Inc. 344,097
9,016 Cadence Bank 191,320
6,630 Capital One Financial Corporation 643,442
45,371 Carlyle Group, Inc. 1,368,389
1,581 Cathay General Bancorp 54,956
39,020 Central Pacific Financial
Corporation 650,854
1,022 Central Valley Community Bancorp 14,420
34,648 Charles Schwab Corporation 1,902,175
22,355 Chubb, Ltd. 4,653,864
23,024 Cincinnati Financial Corporation 2,355,125
28,127 Citigroup, Inc. 1,156,864
29,640 Citizens Financial Group, Inc. 794,352
9,423 CNB Financial Corporation 170,651
28,534 Columbia Banking System, Inc. 579,240
31,974 Comerica, Inc. 1,328,520
7,101 Commerce Bancshares, Inc. 340,706
1,323 Community Bank System, Inc. 55,844
15,200 Community Trust Bancorp, Inc. 520,752
8,283 ConnectOne Bancorp, Inc. 147,686
3,685 CrossFirst Bankshares, Inc.
g
37,182
3,550 Cullen/Frost Bankers, Inc. 323,796
7,726 Customers Bancorp, Inc.
g
266,161
5,276 CVB Financial Corporation 87,423
21,902 Dime Community Bancshares, Inc. 437,164
6,129 Discover Financial Services 530,955
17,788 Eagle Bancorp, Inc. 381,553
12,633 East West Bancorp, Inc. 665,885
3,478 Eastern Bankshares, Inc. 43,614
15,244 Ellington Residential Mortgage
REIT 94,665
4,618 Employers Holdings, Inc. 184,489
8,616 Enova International, Inc.
g
438,296
7,959 Enterprise Financial Services
Corporation 298,463
4,552 Equity Bancshares, Inc. 109,567
2,759 Euronet Worldwide, Inc.
g
219,009
460 EVERTEC, Inc. 17,103
18,469 F.N.B. Corporation 199,281
15,767 FactSet Research Systems, Inc. 6,894,278
75,069 Federated Hermes, Inc. 2,542,587
6,867 Fidelity National Information
Services, Inc. 379,539
5,109 Fifth Third Bancorp 129,411
12,699 Financial Institutions, Inc. 213,724
6,601 First Bancorp/Puerto Rico 88,849
138 First Citizens BancShares, Inc./NC 190,454
3,079 First Commonwealth Financial
Corporation 37,595
827 First Financial Bancorp 16,209
5,563 First Financial Bankshares, Inc. 139,743
5,966 First Financial Corporation 201,710
27,333 First Foundation, Inc. 166,185
2,556 First Hawaiian, Inc. 46,136
54,139 First Horizon Corporation 596,612
5,737 First Internet Bancorp 92,997
1,501 First Interstate BancSystem, Inc. 37,435
4,368 First Merchants Corporation 121,518
1,929 First Mid-Illinois Bancshares, Inc. 51,234
11,850 First of Long Island Corporation 136,394
13,382 Fiserv, Inc.
g
1,511,631
845 Five Star Bancorp 16,951
2,014 FleetCor Technologies, Inc.
g
514,255
16,065 Flushing Financial Corporation 210,933
Shares Common Stock (28.7%) Value
Financials (3.9%) - continued
28,359 Fulton Financial Corporation $ 343,427
30,863 Genworth Financial, Inc.
g
180,857
25,414 Glacier Bancorp, Inc. 724,299
2,294 Global Life, Inc. 249,427
6,524 Global Payments, Inc. 752,804
9,172 Great Southern Bancorp, Inc. 439,522
8,441 Green Dot Corporation
g
117,583
33,717 Hamilton Lane, Inc. 3,049,365
3,261 Hancock Whitney Corporation 120,624
38,830 Hanmi Financial Corporation 630,211
6,515 Hanover Insurance Group, Inc. 723,035
7,373 Hartford Financial Services Group,
Inc. 522,819
57,582 Heartland Financial USA, Inc. 1,694,638
34,135 Heritage Commerce Corporation 289,123
24,422 Heritage Financial Corporation 398,323
9,701 Home BancShares, Inc. 203,139
18,861 HomeStreet, Inc.
f
146,927
13,835 Hometrust Bancshares, Inc. 299,804
81,517 Hope Bancorp, Inc. 721,425
20,048 Horizon Bancorp, Inc. 214,113
61,685 Houlihan Lokey, Inc. 6,607,697
21,903 Huntington Bancshares, Inc. 227,791
5,993 Independent Bank Corporation 294,196
14,206 Independent Bank Corporation/MI 260,538
105,825 Intercontinental Exchange, Inc. 11,642,867
1,304 International Bancshares
Corporation 56,515
27,604 Invesco Mortgage Capital, Inc. 276,316
25,888 Invesco, Ltd. 375,894
87,073 J.P. Morgan Chase & Company 12,627,326
1,454 Jack Henry & Associates, Inc. 219,758
54,403 Janus Henderson Group plc 1,404,685
9,477 Kearny Financial Corporation/MD 65,676
20,187 KeyCorp 217,212
28,472 Kinsale Capital Group, Inc. 11,791,109
10,389 Lazard, Ltd. 322,163
5,857 Loews Corporation 370,807
6,674 M&T Bank Corporation 843,927
3,290 Marsh & McLennan Companies,
Inc. 626,087
61,672 Mastercard, Inc. 24,416,562
2,710 Mercantile Bank Corporation 83,766
11,368 MetLife, Inc. 715,161
12,260 Metropolitan Bank Holding
Corporation
f,g
444,793
41,432 MFA Financial, Inc. 398,162
163,480 MGIC Investment Corporation 2,728,481
2,224 Mid Penn Bancorp, Inc. 44,769
13,234 Midland States Bancorp, Inc. 271,826
22,902 MidWestOne Financial Group, Inc. 465,598
6,396 Morgan Stanley 522,361
28,177 Mr. Cooper Group, Inc.
g
1,509,160
8,380 MSCI, Inc. 4,299,610
1,797 MVB Financial Corporation 40,576
68,172 Nasdaq, Inc. 3,312,477
24,133 Navient Corporation 415,570
51,045 New York Community Bancorp,
Inc. 578,850
60,366 NMI Holdings, Inc.
g
1,635,315
701 Northrim BanCorp, Inc. 27,774
52,269 NU Holdings, Ltd./Cayman
Islands
g
378,950
17,462 OceanFirst Financial Corporation 252,675
7,864 OFG Bancorp 234,819
14,988 Old National Bancorp 217,926

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Financials (3.9%) - continued
12,399 Old Republic International
Corporation $ 334,029
6,459 Old Second Bancorp, Inc. 87,907
34,087 OneMain Holdings, Inc. 1,366,548
1,886 Pacific Premier Bancorp, Inc. 41,039
198,047 PayPal Holdings, Inc.
g
11,577,828
3,708 PCB Bancorp 57,289
2,967 PennyMac Financial Services, Inc. 197,602
4,203 Pinnacle Financial Partners, Inc. 281,769
1,011 PNC Financial Services Group,
Inc. 124,120
8,301 Popular, Inc. 523,046
13,248 Premier Financial Corporation 226,011
1,125 PROG Holdings, Inc.
g
37,361
5,196 Prosperity Bancshares, Inc. 283,598
9,913 Provident Financial Services, Inc. 151,570
4,121 Prudential Financial, Inc. 391,042
31,684 Radian Group, Inc. 795,585
66,291 Raymond James Financial, Inc. 6,657,605
6,696 Regions Financial Corporation 115,171
94 Reinsurance Group of America,
Inc. 13,648
167,694 Rithm Capital Corporation 1,557,877
41,938 RLI Corporation 5,698,955
3,167 S&T Bancorp, Inc. 85,762
11,815 Sandy Spring Bancorp, Inc. 253,195
42,800 SEI Investments Company 2,577,844
7,840 Shore Bancshares, Inc. 82,477
2,299 Simmons First National
Corporation 38,991
1,721 SmartFinancial, Inc. 36,778
978 Southern First Bancshares, Inc.
g
26,347
4,455 SouthState Corporation 300,089
7,077 Synchrony Financial 216,344
19,287 Synovus Financial Corporation 536,179
3,189 T. Rowe Price Group, Inc. 334,430
5,848 Territorial Bancorp, Inc. 53,158
23,918 TPG, Inc. 720,410
27,190 Tradeweb Markets, Inc. 2,180,638
84,788 Triumph Financial, Inc.
g
5,493,415
10,764 TrustCo Bank Corporation NY 293,750
13,043 Trustmark Corporation 283,424
30,417 Two Harbors Investment
Corporation 402,721
4,390 U.S. Bancorp 145,133
3,094 UMB Financial Corporation 191,983
6,563 United Bankshares, Inc. 181,073
4,441 United Community Banks, Inc. 112,846
12,178 Univest Financial Corporation 211,654
38,344 Unum Group 1,886,141
30,491 Valley National Bancorp 261,003
18,631 Veritex Holdings, Inc. 334,426
45,808 Virtu Financial, Inc. 791,104
3,790 Visa, Inc. 871,738
7,827 Voya Financial, Inc. 520,104
3,963 W.R. Berkley Corporation 251,611
2,268 Walker & Dunlop, Inc. 168,376
12,646 Washington Federal, Inc. 323,991
190 Webster Financial Corporation 7,659
65,893 Wells Fargo & Company 2,692,388
6,616 Westamerica Bancorporation 286,142
116,933 Western Alliance Bancorp 5,375,410
137,259 Western Union Company 1,809,074
1,545 WEX, Inc.
g
290,599
242 Willis Towers Watson plc 50,568
Shares Common Stock (28.7%) Value
Financials (3.9%) - continued
3,205 Wintrust Financial Corporation $ 241,978
1,041 WSFS Financial Corporation 37,997
23,045 Zions Bancorp NA 804,040
Total 245,645,384
Health Care (3.8%)
57,690 Abbott Laboratories 5,587,276
3,416 ACADIA Pharmaceuticals, Inc.
g
71,189
25,559 Agilent Technologies, Inc. 2,858,007
3,990 Agiliti, Inc.
g
25,895
8,999 Agios Pharmaceuticals, Inc.
g
222,725
19,806 Aldeyra Therapeutics, Inc.
g
132,304
540 Align Technology, Inc.
g
164,873
46,674 Alkermes plc
g
1,307,339
274 Alnylam Pharmaceuticals, Inc.
g
48,525
30,148 Amgen, Inc. 8,102,576
13,695 Amicus Therapeutics, Inc.
g
166,531
5,838 Amphastar Pharmaceuticals, Inc.
g
268,490
5,973 Anika Therapeutics, Inc.
g
111,277
12,759 Apellis Pharmaceuticals, Inc.
g
485,352
11,417 Argenx SE ADR
g
5,612,940
19,073 Ascendis Pharma AS ADR
g
1,785,996
6,245 AstraZeneca plc ADR 422,911
6,416 Avanos Medical, Inc.
g
129,732
113,079 Avantor, Inc.
g
2,383,705
29,693 Azenta, Inc.
g
1,490,292
80,952 Baxter International, Inc. 3,055,128
4,860 Biogen, Inc.
g
1,249,069
374 BioMarin Pharmaceutical, Inc.
g
33,092
479 Bio-Rad Laboratories, Inc.
g
171,698
44,782 Bio-Techne Corporation 3,048,311
1,724 Blueprint Medicines Corporation
g
86,579
5,241 Bruker Corporation 326,514
2,323 Cardinal Health, Inc. 201,683
1,011 Cencora, Inc. 181,950
3,643 Centene Corporation
g
250,930
6,258 Charles River Laboratories
International, Inc.
g
1,226,443
3,633 Cigna Group 1,039,292
10,636 Codexis, Inc.
g
20,102
15,842 Community Health Systems, Inc.
g
45,942
7,567 Cooper Companies, Inc. 2,406,382
26,833 CVS Health Corporation 1,873,480
55,219 Danaher Corporation 13,699,834
17,403 Deciphera Pharmaceuticals, Inc.
g
221,366
66,638 Dentsply Sirona, Inc. 2,276,354
26,845 Dexcom, Inc.
g
2,504,638
36,375 Dynavax Technologies
Corporation
g
537,259
32,074 Edwards Lifesciences
Corporation
g
2,222,087
213,428 Elanco Animal Health, Inc.
g
2,398,931
2,465 Elevance Health, Inc. 1,073,310
2,707 Eli Lilly & Company 1,454,011
3,435 Enanta Pharmaceuticals, Inc.
g
38,369
98,141 Enovis Corporation
g
5,174,975
18,597 Exelixis, Inc.
g
406,344
13,359 Gilead Sciences, Inc. 1,001,123
6,442 Globus Medical, Inc.
g
319,845
18,413 GoodRx Holdings, Inc.
g
103,665
103,122 Halozyme Therapeutics, Inc.
g
3,939,260
2,670 HCA Healthcare, Inc. 656,767
17,567 Hologic, Inc.
g
1,219,150
7,499 ICON plc
g
1,846,629
219 IDEXX Laboratories, Inc.
g
95,762

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Health Care (3.8%) - continued
35,719 Immunocore Holdings plc ADR
g
$ 1,853,816
72,889 Inmode, Ltd.
g
2,220,199
9,798 Inspire Medical Systems, Inc.
g
1,944,315
29,632 Intuitive Surgical, Inc.
g
8,661,137
1,632 IQVIA Holding, Inc.
g
321,096
3,342 Jazz Pharmaceuticals, Inc.
g
432,588
12,927 Johnson & Johnson 2,013,380
1,062 Kiniksa Pharmaceuticals, Ltd.
g
18,447
7,934 Kura Oncology, Inc.
g
72,358
33,870 Laboratory Corporation of America
Holdings 6,809,564
61,214 Lantheus Holdings, Inc.
g
4,253,149
256 Ligand Pharmaceuticals, Inc.
g
15,340
3,701 LivaNova plc
g
195,709
431,783 Maravai LifeSciences Holdings,
Inc.
g
4,317,830
1,191 Masimo Corporation
g
104,427
119 Medpace Holdings, Inc.
g
28,813
155,948 Medtronic plc 12,220,085
62,448 Merck & Company, Inc. 6,429,022
22,802 Molina Healthcare, Inc.
g
7,476,548
8,331 Myriad Genetics, Inc.
g
133,629
30,093 Natera, Inc.
g
1,331,615
7,618 National HealthCare Corporation 487,400
83,122 Novo Nordisk AS ADR
g
7,559,115
7,999 OraSure Technologies, Inc.
g
47,434
9,894 Pacira Pharmaceuticals, Inc.
g
303,548
10,663 Pediatrix Medical Group, Inc.
g
135,527
54,369 Pfizer, Inc. 1,803,420
87,731 Phreesia, Inc.
g
1,638,815
132,243 Point Biopharma Global, Inc.
g
882,061
183,514 Progyny, Inc.
g
6,243,146
11,288 Qiagen NV
g
457,164
9,420 QuidelOrtho Corporation
g
688,037
147,277 R1 RCM, Inc.
g
2,219,464
29,794 Repligen Corporation
g
4,737,544
14,236 Revance Therapeutics, Inc.
g
163,287
16,493 Rocket Pharmaceuticals, Inc.
g
337,942
3,510 Royalty Pharma plc 95,261
13,886 Sarepta Therapeutics, Inc.
g
1,683,261
176,697 scPharmaceuticals, Inc.
g
1,258,083
7,510 Sensus Healthcare, Inc.
g
20,803
11,616 ShockWave Medical, Inc.
g
2,312,746
2,608 Teleflex, Inc. 512,237
13,493 TG Therapeutics, Inc.
g
112,801
10,964 Thermo Fisher Scientific, Inc. 5,549,648
40,830 UnitedHealth Group, Inc. 20,586,078
6,334 Vanda Pharmaceuticals, Inc.
g
27,363
17,351 Veeva Systems, Inc.
g
3,530,061
23,355 Veracyte, Inc.
g
521,517
86,043 Vericel Corporation
g
2,884,161
3,741 Vertex Pharmaceuticals, Inc.
g
1,300,895
80,503 Viemed Healthcare, Inc.
g
541,785
25,372 Vor BioPharma, Inc.
f,g
53,789
10,138 Waters Corporation
g
2,779,941
2,062 West Pharmaceutical Services,
Inc. 773,683
6,067 Zentalis Pharmaceuticals, Inc.
g
121,704
8,856 Zimmer Biomet Holdings, Inc. 993,820
91,610 Zoetis, Inc. 15,938,308
Total 237,939,125
Industrials (3.5%)
8,324 A.O. Smith Corporation 550,466
4,387 Acuity Brands, Inc. 747,150
Shares Common Stock (28.7%) Value
Industrials (3.5%) - continued
25,037 Advanced Drainage Systems, Inc. $ 2,849,962
11,158 AGCO Corporation 1,319,768
68,648 Air Lease Corporation 2,705,418
34,000 Alaska Air Group, Inc.
g
1,260,720
2,049 American Woodmark Corporation
g
154,925
30,126 AMETEK, Inc. 4,451,418
1,649 Apogee Enterprises, Inc. 77,635
16,500 Armstrong World Industries, Inc. 1,188,000
84,469 ASGN, Inc.
g
6,899,428
18,877 Automatic Data Processing, Inc. 4,541,429
379 Axon Enterprise, Inc.
g
75,417
6,769 AZZ, Inc. 308,531
167,313 Badger Infrastructure Solutions,
Ltd. 4,273,210
32,657 Barnes Group, Inc. 1,109,358
25,615 Beacon Roofing Supply, Inc.
g
1,976,710
4,096 Boise Cascade Company 422,052
5,455 Builders FirstSource, Inc.
g
679,093
10,478 Carlisle Companies, Inc. 2,716,526
1,771 Caterpillar, Inc. 483,483
27,703 Chart Industries, Inc.
g
4,685,131
18,160 Cimpress plc
g
1,271,382
2,661 Cintas Corporation 1,279,968
49,865 CNH Industrial NV 603,366
585 Columbus McKinnon Corporation 20,422
40,335 Conduent Incorporated
g
140,366
4,453 CSW Industrials, Inc. 780,344
139,935 CSX Corporation 4,303,001
16,627 Cummins, Inc. 3,798,604
14,502 Curtiss-Wright Corporation 2,837,026
4,382 Daseke, Inc.
g
22,480
6,653 Deere & Company 2,510,709
19,665 Delta Air Lines, Inc. 727,605
8,549 Donaldson Company, Inc. 509,862
58 Dover Corporation 8,092
10,254 EMCOR Group, Inc. 2,157,339
437 Equifax, Inc. 80,050
216,600 ExlService Holdings, Inc.
g
6,073,464
3,442 Expeditors International of
Washington, Inc. 394,556
160,083 Fastenal Company 8,746,935
25,279 Ferguson plc 4,157,637
131,521 First Advantage Corporation 1,813,675
13,820 Flowserve Corporation 549,621
33,429 Fluor Corporation
g
1,226,844
2,274 Forrester Research, Inc.
g
65,719
14,533 Fortune Brands Innovations, Inc. 903,371
7,729 Gates Industrial Corporation plc
g
89,734
4,310 General Dynamics Corporation 952,381
6,919 Gibraltar Industries, Inc.
g
467,102
252 GMS, Inc.
g
16,120
1,126 Gorman-Rupp Company 37,045
24,911 Greenbrier Companies, Inc. 996,440
2,777 Griffon Corporation 110,164
636 Heidrick & Struggles International,
Inc. 15,913
66,532 Helios Technologies, Inc. 3,691,195
5,090 Herc Holdings, Inc. 605,405
16,307 Hillman Solutions Corporation
g
134,533
3,107 Honeywell International, Inc. 573,987
176,927 Howmet Aerospace, Inc. 8,182,874
3,429 Hubbell, Inc. 1,074,683
3,082 IDEX Corporation 641,118
1,338 Ingersoll Rand, Inc. 85,257
7,598 Interface, Inc. 74,536

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Industrials (3.5%) - continued
378,357 Janus International Group, Inc.
g
$ 4,048,420
2,381 JB Hunt Transport Services, Inc. 448,866
40,134 JetBlue Airways Corporation
g
184,616
7,699 Johnson Controls International plc 409,664
13,104 Kennametal, Inc. 326,027
5,311 L3Harris Technologies, Inc. 924,751
21,445 Lincoln Electric Holdings, Inc. 3,898,487
19,137 ManpowerGroup, Inc. 1,403,125
29,202 Masco Corporation 1,560,847
92,233 Masterbrand, Inc.
g
1,120,631
5,104 Matson, Inc. 452,827
18,264 Maximus, Inc. 1,363,955
40,238 Middleby Corporation
g
5,150,464
25,429 Miller Industries, Inc. 997,071
7,294 Moog, Inc. 823,930
7,502 MSC Industrial Direct Company,
Inc. 736,321
1,825 MYR Group, Inc.
g
245,937
573 National Presto Industries, Inc. 41,520
17,554 Northrop Grumman Corporation 7,727,095
17,517 nVent Electric plc 928,226
7,261 Old Dominion Freight Line, Inc. 2,970,766
47,786 Oshkosh Corporation 4,560,218
3,296 Otis Worldwide Corporation 264,702
38,260 Owens Corning, Inc. 5,219,047
14,818 PACCAR, Inc. 1,259,826
18,419 Parker-Hannifin Corporation 7,174,569
1,229 Paycom Software, Inc. 318,643
1,367 Paylocity Holding Corporation
g
248,384
69,684 Pentair plc 4,512,039
610 Quanta Services, Inc. 114,113
84,303 RB Global, Inc. 5,268,937
22,475 Regal Rexnord Corporation 3,211,228
4,406 Republic Services, Inc. 627,899
7,794 Resideo Technologies, Inc.
g
123,145
12,037 Saia, Inc.
g
4,798,550
49,576 Schneider National, Inc. 1,372,759
25,101 Simpson Manufacturing Company,
Inc. 3,760,381
10,439 SiteOne Landscape Supply, Inc.
g
1,706,255
17,897 SkyWest, Inc.
g
750,600
765 Snap-On, Inc. 195,121
20,851 Southwest Airlines Company 564,437
12,074 Standex International Corporation 1,759,061
2,190 Sterling Construction Company,
Inc.
g
160,921
15,652 Tennant Company 1,160,596
11,613 Terex Corporation 669,141
8,134 Textron, Inc. 635,591
32,370 Timken Company 2,378,871
6,468 Titan International, Inc.
g
86,865
6,006 Titan Machinery, Inc.
g
159,639
4,798 Trane Technologies plc 973,562
38,943 TransUnion 2,795,718
10,162 Trex Company, Inc.
g
626,284
233,294 Uber Technologies, Inc.
g
10,729,191
131 UniFirst Corporation/MA 21,354
6,764 United Parcel Service, Inc. 1,054,305
6,973 United Rentals, Inc. 3,099,987
1,545 Valmont Industries, Inc. 371,124
3,734 Vertiv Holdings Company 138,905
12,846 Wabash National Corporation 271,308
Shares Common Stock (28.7%) Value
Industrials (3.5%) - continued
101,207 WillScot Mobile Mini Holdings
Corporation
g
$ 4,209,199
Total 219,322,776
Information Technology (7.3%)
32,698 8x8, Inc.
g
82,399
31,275 Adobe, Inc.
g
15,947,122
110,821 Advanced Micro Devices, Inc.
g
11,394,615
2,552 Alarm.com Holdings, Inc.
g
156,029
4,161 Alpha and Omega Semiconductor,
Ltd.
g
124,164
2,025 American Software, Inc. 23,207
12,895 Amkor Technology, Inc. 291,427
65,623 Amphenol Corporation 5,511,676
326 ANSYS, Inc.
g
97,001
288,386 Apple, Inc. 49,374,567
64,115 Applied Materials, Inc. 8,876,722
14,445 Arista Networks, Inc.
g
2,656,869
12,774 Autodesk, Inc.
g
2,643,068
720 Broadcom, Inc. 598,018
148,747 Calix, Inc.
g
6,818,562
1,000 CDW Corporation 201,760
20,533 Ciena Corporation
g
970,390
356,516 Cisco Systems, Inc. 19,166,300
60,792 Cognex Corporation 2,580,012
297 Cognizant Technology Solutions
Corporation 20,119
29,981 Cohu, Inc.
g
1,032,546
39,872 CommScope Holding Company,
Inc.
g
133,970
269 CommVault Systems, Inc.
g
18,187
2,112 Corning, Inc. 64,353
4,360 Crane NXT Company 242,285
4,043 Datadog, Inc.
g
368,277
45,291 Descartes Systems Group, Inc.
g
3,323,454
6,583 DocuSign, Inc.
g
276,486
19,220 Dolby Laboratories, Inc. 1,523,377
124,837 Dropbox, Inc.
g
3,399,312
52,415 Dynatrace Holdings, LLC
g
2,449,353
1,991 Elastic NV
g
161,749
577 Enphase Energy, Inc.
g
69,327
22,353 Entegris, Inc. 2,099,170
8,696 EPAM Systems, Inc.
g
2,223,480
1,299 F5, Inc.
g
209,321
70 Fair Isaac Corporation
g
60,797
17,155 Five9, Inc.
g
1,103,067
88,959 Flex, Ltd.
g
2,400,114
6,761 FormFactor, Inc.
g
236,229
78,546 Fortinet, Inc.
g
4,609,079
34 Gartner, Inc.
g
11,683
66,040 Gilat Satellite Networks, Ltd.
g
424,637
3,944 GoDaddy, Inc.
g
293,749
202,945 Grid Dynamics Holdings, Inc.
g
2,471,870
86,631 Guidewire Software, Inc.
g
7,796,790
117,740 Hackett Group, Inc. 2,777,487
30,037 Hewlett Packard Enterprise
Company 521,743
284 HP, Inc. 7,299
5,232 HubSpot, Inc.
g
2,576,760
3,560 Insight Enterprises, Inc.
g
517,980
5,930 IPG Photonics Corporation
g
602,132
5,283 JFrog, Ltd.
g
133,977
52,813 Juniper Networks, Inc. 1,467,673
5,809 Keysight Technologies, Inc.
g
768,589
5,035 KLA Corporation 2,309,353

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Information Technology (7.3%) - continued
71,030 Knowles Corporation
g
$ 1,051,954
24,428 Kyndryl Holdings, Inc.
g
368,863
4,743 Lam Research Corporation 2,972,770
73,885 Lattice Semiconductor
Corporation
g
6,348,938
11,266 Littelfuse, Inc. 2,786,307
16,907 LiveRamp Holding, Inc.
g
487,598
10,192 Marvell Technology, Inc. 551,693
7,322 MaxLinear, Inc.
g
162,915
17,917 Microchip Technology, Inc. 1,398,422
272,151 Microsoft Corporation 85,931,678
7,760 MKS Instruments, Inc. 671,550
8,051 Monolithic Power Systems, Inc. 3,719,562
485 Motorola Solutions, Inc. 132,036
9,825 NCR Corporation
g
264,980
7,178 NetApp, Inc. 544,667
544 NICE, Ltd. ADR
g
92,480
33,650 Nova, Ltd.
g
3,783,606
105,428 NVIDIA Corporation 45,860,126
1,394 ON Semiconductor Corporation
g
129,572
648 OSI Systems, Inc.
g
76,490
87,348 PagerDuty, Inc.
g
1,964,457
20,334 Palo Alto Networks, Inc.
g
4,767,103
34,749 PDF Solutions, Inc.
g
1,125,868
15,669 Plexus Corporation
g
1,456,904
23,182 PTC, Inc.
g
3,284,426
15,286 Q2 Holdings, Inc.
g
493,279
2,794 Qorvo, Inc.
g
266,743
131,644 QUALCOMM, Inc. 14,620,383
21,230 Rackspace Technology, Inc.
f,g
49,891
6,337 Rapid7, Inc.
g
290,108
8,620 RingCentral, Inc.
g
255,411
2,758 Roper Industries, Inc. 1,335,644
80,286 Salesforce, Inc.
g
16,280,395
25,813 Samsung Electronics Company,
Ltd. 1,304,954
2,180 Sanmina Corporation
g
118,330
28,278 ServiceNow, Inc.
g
15,806,271
19,155 Silicon Laboratories, Inc.
g
2,219,873
6,476 Skyworks Solutions, Inc. 638,469
14,162 SolarWinds Corporation
g
133,689
6,550 Sprinklr, Inc.
g
90,652
165,183 Sprout Social, Inc.
g
8,239,328
9,907 SPS Commerce, Inc.
g
1,690,233
9,971 Synopsys, Inc.
g
4,576,390
31,717 TE Connectivity, Ltd. 3,918,001
709 Teledyne Technologies, Inc.
g
289,683
12,717 Teradata Corporation
g
572,519
174 Teradyne, Inc. 17,480
28,635 Texas Instruments, Inc. 4,553,251
1,615 Trimble, Inc.
g
86,984
370,596 TTM Technologies, Inc.
g
4,773,276
26,707 Tyler Technologies, Inc.
g
10,312,641
41,535 Unisys Corporation
g
143,296
10,260 Universal Display Corporation 1,610,717
16,722 Upland Software, Inc.
g
77,256
124,539 Varonis Systems, Inc.
g
3,803,421
8,072 Verint Systems, Inc.
g
185,575
17,644 VeriSign, Inc.
g
3,573,439
27,998 Viavi Solutions, Inc.
g
255,902
30,003 Vishay Intertechnology, Inc. 741,674
32,521 Vontier Corporation 1,005,549
31,232 Wolfspeed, Inc.
g
1,189,939
55,953 Workiva, Inc.
g
5,670,277
5,721 Xerox Holdings Corporation 89,762
Shares Common Stock (28.7%) Value
Information Technology (7.3%) - continued
24,252 Yext, Inc.
g
$ 153,515
4,325 Zoom Video Communications,
Inc.
g
302,491
Total 457,891,338
Materials (0.7%)
1,469 Albemarle Corporation 249,789
24,456 Alcoa Corporation 710,691
1,738 AptarGroup, Inc. 217,320
25,136 Axalta Coating Systems, Ltd.
g
676,158
2,666 Ball Corporation 132,713
7,620 Berry Plastics Group, Inc. 471,754
15,195 Carpenter Technology Corporation 1,021,256
12,134 Celanese Corporation 1,523,060
12,515 CF Industries Holdings, Inc. 1,073,036
47,555 Cleveland-Cliffs, Inc.
g
743,285
12,832 Commercial Metals Company 634,029
8,138 Eagle Materials, Inc. 1,355,140
8,066 Eastman Chemical Company 618,824
471 Hawkins, Inc. 27,718
23,906 Huntsman Corporation 583,306
28,962 Ingevity Corporation
g
1,378,881
8,693 Innospec, Inc. 888,425
87,961 Ivanhoe Mines, Ltd.
g
753,813
2,774 Kaiser Aluminum Corporation 208,771
7,508 Linde plc 2,795,604
13,207 LSB Industries, Inc.
g
135,108
716 LyondellBasell Industries NV 67,805
5,628 Martin Marietta Materials, Inc. 2,310,181
2,644 Myers Industries, Inc. 47,407
11,022 Newmont Corporation 407,263
51,138 Nucor Corporation 7,995,426
16,002 O-I Glass, Inc.
g
267,713
8,954 Orion SA 190,541
2,886 PPG Industries, Inc. 374,603
442,417 Ranpak Holdings Corporation
g
2,406,748
876 Reliance Steel & Aluminum
Company 229,713
33,355 RPM International, Inc. 3,162,388
6,171 Ryerson Holding Corporation 179,514
8,473 Schnitzer Steel Industries, Inc. 235,973
2,830 Steel Dynamics, Inc. 303,433
67,147 Summit Materials, Inc.
g
2,090,958
20,973 SunCoke Energy, Inc. 212,876
7,817 TimkenSteel Corporation
g
169,785
2,881 TriMas Corporation 71,334
4,172 Trinseo plc 34,085
239,948 Tronox Holdings plc 3,224,901
8,046 United States Lime & Minerals, Inc. 1,617,246
49,189 United States Steel Corporation 1,597,659
3,809 Vulcan Materials Company 769,494
Total 44,165,727
Real Estate (1.0%)
112,191 Agree Realty Corporation 6,197,431
963 Alexandria Real Estate Equities,
Inc. 96,396
33,775 Apartment Income REIT
Corporation 1,036,892
17,413 AvalonBay Communities, Inc. 2,990,509
9,233 Camden Property Trust 873,257
7,360 CareTrust REIT, Inc. 150,880
25,043 CBRE Group, Inc.
g
1,849,676
6,446 Centerspace 388,436
13,752 Chatham Lodging Trust 131,607

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.7%) Value
Real Estate (1.0%) - continued
46,928 Compass, Inc.
g
$ 136,091
62,663 CubeSmart 2,389,340
149,235 Cushman and Wakefield plc
g
1,137,171
2,547 EastGroup Properties, Inc. 424,152
42,291 Elme Communities 576,849
33,196 EPR Properties 1,378,962
95,848 Equity Commonwealth 1,760,728
25,576 Equity Residential 1,501,567
19,425 Essential Properties Realty Trust,
Inc. 420,163
1,716 Essex Property Trust, Inc. 363,946
9,173 Extra Space Storage, Inc. 1,115,253
26,690 First Industrial Realty Trust, Inc. 1,270,177
17,905 FirstService Corporation 2,605,894
44,444 Four Corners Property Trust, Inc. 986,212
9,764 Getty Realty Corporation 270,756
39,002 Healthcare Realty Trust, Inc. 595,561
41,313 Host Hotels & Resorts, Inc. 663,900
5,802 Howard Hughes Holdings, Inc.
g
430,102
128,405 Independence Realty Trust, Inc. 1,806,658
9,286 Kennedy-Wilson Holdings, Inc. 136,876
3,496 LTC Properties, Inc. 112,326
105,580 LXP Industrial Trust 939,662
17,342 Mid-America Apartment
Communities, Inc. 2,231,048
49,225 National Storage Affiliates Trust 1,562,402
37,619 NetSTREIT Corporation 586,104
12,711 NNN REIT, Inc. 449,207
35,131 Pebblebrook Hotel Trust 477,430
13,991 Public Storage 3,686,908
7,086 Realty Income Corporation 353,875
22,366 Regency Centers Corporation 1,329,435
48,082 Rexford Industrial Realty, Inc. 2,372,847
3,260 RMR Group, Inc. 79,935
46,265 Sabra Health Care REIT, Inc. 644,934
45,134 SBA Communications Corporation 9,034,473
84,359 Service Properties Trust 648,721
6,704 Terreno Realty Corporation 380,787
95,532 UDR, Inc. 3,407,626
4,339 Welltower, Inc. 355,451
Total 62,338,613
Utilities (0.5%)
4,199 AES Corporation 63,825
2,235 Alliant Energy Corporation 108,286
55,990 American Electric Power
Company, Inc. 4,211,568
6,522 Artesian Resources Corporation 273,859
3,686 Avista Corporation 119,316
31,019 Black Hills Corporation 1,569,251
2,878 CenterPoint Energy, Inc. 77,274
501 Clearway Energy, Inc. 9,980
10,434 Constellation Energy Corporation 1,138,141
9,050 Duke Energy Corporation 798,753
5,234 Edison International 331,260
14,344 Entergy Corporation 1,326,820
47,060 Evergy, Inc. 2,385,942
1,911 NextEra Energy Partners, LP
f
56,756
250,629 NiSource, Inc. 6,185,524
44,440 NorthWestern Corporation 2,135,786
86,381 OGE Energy Corporation 2,879,079
11,639 Pinnacle West Capital Corporation 857,561
40,896 Portland General Electric
Company 1,655,470
Shares Common Stock (28.7%) Value
Utilities (0.5%) - continued
9,979 Public Service Enterprise Group,
Inc. $ 567,905
11,472 Spire, Inc. 649,086
80,321 UGI Corporation 1,847,383
Total 29,248,825
Total Common Stock
(cost $1,428,369,815) 1,792,633,631
Principal
Amount Long-Term Fixed Income ( 10.0% ) Value
Asset-Backed Securities (0.3%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
808,473
720 East CLO I, Ltd.
850,000
8.576%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
854,827
275,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
277,094
Access Group, Inc.
73,310
5.929%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,h
72,019
Affirm Asset Securitization Trust
325,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
h
323,382
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
h
416,322
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
589,752
Ares XL CLO, Ltd.
1,000,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
978,871
Business Jet Securities, LLC
266,921
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
250,246
CarVal CLO II, Ltd.
600,000
7.588%,  (TSFR3M +
2.262%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
591,290
CarVal CLO VIII-C, Ltd.
525,000
7.646%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
527,889
375,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
377,127
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
513,306
Commonbond Student Loan Trust
82,559
5.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
80,413
Dryden 36 Senior Loan Fund
850,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
836,946

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Asset-Backed Securities (0.3%) - continued
Foundation Finance Trust
$ 393,648
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
$ 347,105
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
998,710
Goodgreen
672,394
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
602,436
Home Partners of America Trust
1,203,313
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,058,195
986,376
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
803,820
Laurel Road Prime Student Loan
Trust
16,428
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
16,261
233,621
Zero Coupon,  11/25/2043,
Ser. 2018-D, Class A
b,h
216,571
Longfellow Place CLO, Ltd.
525,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
523,542
Mercury Financial Credit Card
Master Trust
1,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
957,246
National Collegiate Trust
269,428
5.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
260,906
Preston Ridge Partners Mortgage
Trust, LLC
667,633
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
628,796
Pretium Mortgage Credit Partners,
LLC
455,474
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
442,573
337,074
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
325,278
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
533,331
Renaissance Home Equity Loan
Trust
1,083,769
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
383,202
Saxon Asset Securities Trust
430,017
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
356,833
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
713,841
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
450,491
Vericrest Opportunity Loan
Transferee
480,776
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
446,649
341,290
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
317,523
Principal
Amount Long-Term Fixed Income (10.0%) Value
Asset-Backed Securities (0.3%) - continued
$ 450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
$ 340,246
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
282,544
Wind River CLO, Ltd.
625,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
620,947
Total 19,125,003
Basic Materials (0.1%)
Alcoa Nederland Holding BV
171,000 5.500%,  12/15/2027
h
162,432
Anglo American Capital plc
275,000 3.875%,  3/16/2029
h
246,427
ATI, Inc.
120,000 7.250%,  8/15/2030 119,100
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
h
157,947
Chemours Company
170,000 5.750%,  11/15/2028
h
147,543
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027
f
180,844
90,000 4.625%,  3/1/2029
f,h
78,396
Consolidated Energy Finance SA
317,000 5.625%,  10/15/2028
h
261,921
EIDP, Inc.
224,000 4.500%,  5/15/2026 218,181
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
h
301,245
FMC Corporation
227,000 5.150%,  5/18/2026 220,539
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
h
135,650
323,000 4.000%,  3/27/2027
h
303,185
219,000 6.125%,  10/6/2028
e,h
218,624
Hecla Mining Company
90,000 7.250%,  2/15/2028 87,074
Hudbay Minerals, Inc.
202,000 4.500%,  4/1/2026
h
188,986
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
132,000 9.000%,  7/1/2028
h
124,667
International Flavors & Fragrances,
Inc.
269,000 1.230%,  10/1/2025
h
241,131
Methanex Corporation
167,000 4.250%,  12/1/2024 162,537
Mineral Resources, Ltd.
36,000 9.250%,  10/1/2028
h
36,360
Mosaic Company
300,000 4.050%,  11/15/2027 281,600
Novelis Corporation
85,000 3.250%,  11/15/2026
h
75,913
100,000 4.750%,  1/30/2030
h
86,545
85,000 3.875%,  8/15/2031
h
67,880
Nutrien, Ltd.
112,000 4.900%,  3/27/2028 108,172
OCI NV
115,000 4.625%,  10/15/2025
h
108,727
Olin Corporation
245,000 5.125%,  9/15/2027 229,077

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Basic Materials (0.1%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 184,000 5.375%,  11/1/2026
h
$ 168,124
SNF Group SACA
166,000 3.375%,  3/15/2030
h
133,979
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
h
152,951
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
h
120,503
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
h
104,685
United States Steel Corporation
190,000 6.875%,  3/1/2029
f
186,781
Total 5,417,726
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
h
150,791
AECOM
280,000 5.125%,  3/15/2027 265,189
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
230,916
ARD Finance SA
56,000 6.500%,  6/30/2027
h
42,249
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
h
125,174
99,000 5.250%,  8/15/2027
f,h
82,615
Boeing Company
505,000 5.930%,  5/1/2060 453,449
234,000 5.040%,  5/1/2027 228,468
538,000 5.705%,  5/1/2040 496,360
Bombardier, Inc.
36,000 7.125%,  6/15/2026
h
34,879
211,000 7.875%,  4/15/2027
h
205,883
145,000 6.000%,  2/15/2028
h
131,543
Brand Industrial Services, Inc.
58,000 10.375%,  8/1/2030
h
58,089
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
124,825
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
h
202,946
Carrier Global Corporation
300,000 2.700%,  2/15/2031 243,182
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
h
179,981
Clean Harbors, Inc.
237,000 6.375%,  2/1/2031
h
230,452
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
h
22,315
48,000 8.750%,  4/15/2030
h
41,168
CNH Industrial NV
154,000 3.850%,  11/15/2027 143,332
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
h
93,246
Covanta Holding Corporation
85,000 4.875%,  12/1/2029
h
69,734
CP Atlas Buyer, Inc.
165,000 7.000%,  12/1/2028
h
129,383
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 155,295
Principal
Amount Long-Term Fixed Income (10.0%) Value
Capital Goods (0.2%) - continued
Emerald Debt Merger Sub, LLC
$ 180,000 6.625%,  12/15/2030
h
$ 173,281
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
122,327
248,000 3.500%,  9/1/2028
h
213,506
H&E Equipment Services, Inc.
313,000 3.875%,  12/15/2028
h
267,269
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
151,305
Howmet Aerospace, Inc.
391,000 3.000%,  1/15/2029 330,966
338,000 5.950%,  2/1/2037 317,360
Ingersoll Rand, Inc.
55,000 5.700%,  8/14/2033 53,081
John Deere Capital Corporation
183,000 4.950%,  7/14/2028 180,473
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 317,154
120,000 6.150%,  9/1/2036 125,879
Mauser Packaging Solutions
Holding Company
95,000 9.250%,  4/15/2027
h
83,038
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
h
79,319
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
h
87,961
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
h
166,725
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
h
188,427
Nordson Corporation
218,000 5.600%,  9/15/2028 215,907
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 349,941
OI European Group BV
184,000 4.750%,  2/15/2030
h
160,053
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
h
93,589
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
h
112,796
Parker-Hannifin Corporation
563,000 4.500%,  9/15/2029 532,891
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
161,365
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026
h
277,867
Republic Services, Inc.
221,000 2.900%,  7/1/2026 206,675
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
h
116,982
RTX Corporation
179,000 4.125%,  11/16/2028 166,910
375,000 4.450%,  11/16/2038 315,492
Sealed Air Corporation
149,000 6.125%,  2/1/2028
h
144,310
Silgan Holdings, Inc.
71,000 4.125%,  2/1/2028 63,520
SRM Escrow Issuer, LLC
287,000 6.000%,  11/1/2028
h
265,033

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Capital Goods (0.2%) - continued
Textron, Inc.
$ 320,000 3.375%,  3/1/2028 $ 289,357
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
95,000 7.750%,  4/15/2026
h
93,100
Trane Technologies Financing, Ltd.
229,000 3.500%,  3/21/2026 217,354
TransDigm, Inc.
219,000 6.250%,  3/15/2026
h
215,185
521,000 5.500%,  11/15/2027 487,838
Triumph Group, Inc.
153,000 9.000%,  3/15/2028
h
151,287
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 163,468
185,000 4.000%,  7/15/2030 157,661
Veralto Corporation
215,000 5.350%,  9/18/2028
h
212,568
Waste Management, Inc.
219,000 4.875%,  2/15/2034 207,256
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
h
102,715
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
231,116
Total 12,711,771
Collateralized Mortgage Obligations (0.4%)
Banc of America Alternative Loan
Trust
11,853
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,906
BINOM Securitization Trust
495,605
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
415,978
CHNGE Mortgage Trust
853,711
7.100%,  7/25/2058, Ser.
2023-3, Class A1
h,i
848,945
948,485
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
923,228
Citicorp Mortgage Securities, Inc.
531,330
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 452,334
Citigroup Mortgage Loan Trust,
Inc.
1,928
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,881
COLT Mortgage Loan Trust
1,001,800
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
820,678
Countrywide Alternative Loan Trust
298,369
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
240,699
588,572
7.000%,  10/25/2037, Ser.
2007-24, Class A10 212,564
Countrywide Home Loans, Inc.
149,615
5.750%,  4/25/2037, Ser.
2007-3, Class A27 67,667
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
421,072
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
739,309
443,343
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
432,721
Principal
Amount Long-Term Fixed Income (10.0%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
$ 438,060
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
$ 346,625
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
64,243
6.000%,  10/25/2023, Ser.
2006-AR5, Class 23A 33,143
Federal Home Loan Mortgage
Corporation - REMIC
1,042,836
4.000%,  1/25/2051, Ser.
5249, Class LA 983,848
304,077
3.000%,  2/15/2033, Ser.
4170, Class IG
j
25,881
648,967
3.000%,  3/15/2033, Ser.
4180, Class PI
j
65,808
1,244,803
4.500%,  10/15/2033, Ser.
2695, Class BH 1,196,370
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 740,710
Federal National Mortgage
Association - REMIC
1,311,373
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,249,512
784,409
4.000%,  7/25/2052, Ser.
2022-37, Class PE 737,853
679,307
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
25,452
2,130,711
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,096,192
1,232,629
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,191,471
Flagstar Mortgage Trust
557,413
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
462,713
GCAT Trust
785,146
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
659,949
GS Mortgage-Backed Securities
Trust
990,424
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
781,507
J.P. Morgan Mortgage Trust
1,085,546
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
819,121
749,876
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
583,208
LHOME Mortgage Trust
232,004
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
230,833
305,363
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
300,394
Mello Mortgage Capital
Acceptance
1,062,477
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
801,713
Merrill Lynch Alternative Note
Asset Trust
146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 55,527
New Residential Mortgage Loan
Trust
2,092,684
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,579,077

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
New York Mortgage Trust
$ 824,117
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
$ 816,424
Onslow Bay Financial, LLC
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
428,134
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,552,054
Residential Accredit Loans, Inc.
Trust
229,976
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 189,814
Residential Funding Mortgage
Security I Trust
56,974
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 42,376
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
948,679
Sequoia Mortgage Trust
162,205
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
110,199
Toorak Mortgage Corporation, Ltd.
762,933
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
741,838
TRK Trust
778,532
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
628,749
Vericrest Opportunity Loan
Transferee
501,577
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
474,640
Verus Securitization Trust
436,867
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
352,572
Total 26,839,368
Commercial Mortgage-Backed Securities (0.5%)
BANK 2022-BNK39
16,445,343
0.533%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
440,872
BANK5 2023-5YR2
800,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
b
809,859
BBCMS Mortgage Trust
8,088,720
0.839%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
321,407
850,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 822,558
6,985,151
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
526,946
6,858,174
1.949%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
589,761
Benchmark Mortgage Trust
1,170,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 923,031
BFLD Trust
400,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
235,505
Principal
Amount Long-Term Fixed Income (10.0%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 2,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
$ 2,318,021
1,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
1,533,943
3,100,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
2,719,840
500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
444,428
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
2,504,302
2,900,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
2,589,326
2,750,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
2,459,766
775,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
722,311
3,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
k
2,759,212
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,650,000
4.500%,  11/25/2033, Ser.
K159, Class A2 1,552,385
2,200,000
4.500%,  12/25/2033, Ser.
K160, Class A2 2,060,405
MIRA Trust
1,000,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
h
979,410
Morgan Stanley Capital I Trust
7,121,356
1.960%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
648,536
MSWF Commercial Mortgage Trust
680,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 669,756
SCOTT Trust
1,150,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
1,114,688
Total 29,746,268
Communications Services (0.3%)
Activision Blizzard, Inc.
449,000 2.500%,  9/15/2050 267,376
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
h
83,508
Altice Financing SA
95,000 5.750%,  8/15/2029
h
77,856
Altice France SA/France
110,000 8.125%,  2/1/2027
h
97,548
94,000 5.125%,  7/15/2029
h
66,825
182,000 5.500%,  10/15/2029
h
130,879
AMC Networks, Inc.
70,000 5.000%,  4/1/2024 69,033
230,000 4.250%,  2/15/2029 141,127
American Tower Corporation
130,000 3.375%,  10/15/2026 121,026
215,000 5.800%,  11/15/2028 213,382
291,000 2.900%,  1/15/2030 241,768
136,000 5.650%,  3/15/2033 130,732

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Communications Services (0.3%) - continued
AT&T, Inc.
$ 337,000 3.650%,  6/1/2051 $ 217,296
451,000 3.500%,  9/15/2053 278,650
222,000 2.300%,  6/1/2027 196,569
450,000 4.350%,  3/1/2029 418,780
227,000 5.400%,  2/15/2034 212,449
459,000 4.900%,  8/15/2037 397,625
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.500%,  5/1/2026
h
212,503
290,000 5.125%,  5/1/2027
h
270,198
116,000 5.000%,  2/1/2028
h
105,344
18,000 6.375%,  9/1/2029
h
16,784
103,000 4.250%,  2/1/2031
h
81,992
445,000 4.750%,  2/1/2032
h
356,000
155,000 4.250%,  1/15/2034
h
114,123
Cengage Learning, Inc.
7,000 9.500%,  6/15/2024
h
7,006
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
335,000 4.200%,  3/15/2028 307,476
650,000 3.500%,  6/1/2041 411,046
Cimpress plc
120,000 7.000%,  6/15/2026 112,309
Clear Channel Outdoor Holdings,
Inc.
36,000 7.500%,  6/1/2029
f,h
27,527
Clear Channel Worldwide
Holdings, Inc.
284,000 5.125%,  8/15/2027
h
252,190
Comcast Corporation
337,000 5.350%,  5/15/2053 307,277
247,000 2.887%,  11/1/2051 145,567
281,000 4.250%,  10/15/2030 258,849
485,000 4.400%,  8/15/2035 428,379
490,000 4.750%,  3/1/2044 411,319
Connect Finco SARL/Connect US
Finco, LLC
92,000 6.750%,  10/1/2026
h
85,808
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
122,117
213,000 6.500%,  2/1/2029
h
176,457
296,000 4.125%,  12/1/2030
h
209,483
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 641,448
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
333,000 5.875%,  8/15/2027
h
294,432
Discovery Communications, LLC
500,000 4.900%,  3/11/2026 488,010
DISH DBS Corporation
62,000 5.875%,  11/15/2024 57,709
78,000 5.250%,  12/1/2026
h
66,288
62,000 7.375%,  7/1/2028 39,066
108,000 5.750%,  12/1/2028
h
83,025
95,000 5.125%,  6/1/2029 52,666
DISH Network Corporation
98,000 11.750%,  11/15/2027
h
98,732
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
h
194,626
Principal
Amount Long-Term Fixed Income (10.0%) Value
Communications Services (0.3%) - continued
$ 72,000 6.750%,  5/1/2029
f,h
$ 55,395
45,000 8.750%,  5/15/2030
h
42,726
GCI, LLC
170,000 4.750%,  10/15/2028
h
146,625
Gray Escrow II, Inc.
229,000 5.375%,  11/15/2031
h
149,866
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
139,119
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 102,600
Iliad Holding SASU
221,000 6.500%,  10/15/2026
h
207,632
Lamar Media Corporation
97,000 3.625%,  1/15/2031 78,993
LCPR Senior Secured Financing
DAC
135,000 6.750%,  10/15/2027
h
123,997
Level 3 Financing, Inc.
277,000 4.625%,  9/15/2027
h
199,209
140,000 4.250%,  7/1/2028
h
87,225
85,000 10.500%,  5/15/2030
h
85,560
McGraw-Hill Education, Inc.
132,000 5.750%,  8/1/2028
h
113,883
13,000 8.000%,  8/1/2029
h
11,278
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 159,005
224,000 4.800%,  5/15/2030 218,185
449,000 3.850%,  8/15/2032 398,350
Netflix, Inc.
130,000 5.875%,  11/15/2028 130,736
254,000 5.375%,  11/15/2029
h
247,836
230,000 4.875%,  6/15/2030
h
217,743
News Corporation
171,000 3.875%,  5/15/2029
h
147,060
NTT Finance Corporation
393,000 4.372%,  7/27/2027
h
378,563
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 212,765
200,000 4.200%,  6/1/2030 179,137
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
98,000 6.250%,  6/15/2025
h
96,013
72,000 4.625%,  3/15/2030
f,h
56,600
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
h
126,085
Radiate Holdco, LLC/Radiate
Finance, Inc.
120,000 6.500%,  9/15/2028
h
63,000
Scripps Escrow II, Inc.
68,000 3.875%,  1/15/2029
h
51,139
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
260,319
115,000 4.000%,  7/15/2028
h
98,160
Sprint Capital Corporation
566,000 8.750%,  3/15/2032 654,775
Take-Two Interactive Software, Inc.
222,000 4.950%,  3/28/2028 214,554
TEGNA, Inc.
254,000 4.625%,  3/15/2028 219,710
Telecom Italia Capital SA
54,000 6.000%,  9/30/2034 45,024

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Communications Services (0.3%) - continued
Telecom Italia SPA/Milano
$ 75,000 5.303%,  5/30/2024
h
$ 73,739
Telesat Canada/Telesat, LLC
85,000 4.875%,  6/1/2027
f,h
55,081
45,000 6.500%,  10/15/2027
h
22,950
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 347,038
315,000 4.375%,  4/15/2040 253,111
United States Cellular Corporation
150,000 6.700%,  12/15/2033 145,875
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
230,000 4.750%,  4/15/2028
h
187,814
Univision Communications, Inc.
185,000 6.625%,  6/1/2027
h
172,295
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 182,469
725,000 2.650%,  11/20/2040 458,938
492,000 3.400%,  3/22/2041 348,799
VTR Finance NV
150,000 6.375%,  7/15/2028
h
55,985
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
h
190,890
Warnermedia Holdings, Inc.
394,000 5.141%,  3/15/2052 292,758
338,000 4.054%,  3/15/2029 301,145
338,000 5.050%,  3/15/2042 261,405
YPSO Finance BIS SA
76,000 10.500%,  5/15/2027
h
47,400
Total 18,914,744
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
250,000 4.375%,  1/15/2028
h
225,337
Adient Global Holdings, Ltd.
95,000 4.875%,  8/15/2026
h
89,598
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
85,000 6.625%,  7/15/2026
h
80,541
105,000 6.000%,  6/1/2029
h
78,276
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
h
204,173
Allison Transmission, Inc.
97,000 3.750%,  1/30/2031
h
78,415
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 244,140
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027 341,795
Arko Corporation
109,000 5.125%,  11/15/2029
h
87,913
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
h
118,141
60,000 4.625%,  4/1/2030
h
49,116
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
131,901
Boyne USA, Inc.
66,000 4.750%,  5/15/2029
h
57,727
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Cyclical (0.3%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 160,000 6.250%,  9/15/2027
h
$ 144,051
Caesars Entertainment, Inc.
288,000 6.250%,  7/1/2025
h
284,058
50,000 8.125%,  7/1/2027
h
50,238
175,000 4.625%,  10/15/2029
h
148,236
Carnival Corporation
80,000 7.625%,  3/1/2026
h
77,823
332,000 5.750%,  3/1/2027
h
300,534
70,000 4.000%,  8/1/2028
h
60,695
Cedar Fair, LP
169,000 5.250%,  7/15/2029 146,878
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
126,286
71,000 6.750%,  5/1/2031
h
67,095
Cinemark USA, Inc.
201,000 5.875%,  3/15/2026
f,h
192,984
Clarios Global, LP/Clarios US
Finance Company, Inc.
110,000 8.500%,  5/15/2027
f,h
109,684
178,000 6.750%,  5/15/2028
h
173,773
D.R. Horton, Inc.
72,000 2.600%,  10/15/2025 67,370
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
h
348,420
Expedia Group, Inc.
587,000 3.250%,  2/15/2030 496,487
Ford Motor Company
312,000 3.250%,  2/12/2032 240,447
156,000 6.100%,  8/19/2032
f
146,938
Ford Motor Credit Company, LLC
425,000 2.300%,  2/10/2025 398,636
420,000 4.134%,  8/4/2025 398,195
275,000 2.700%,  8/10/2026 245,401
200,000 7.350%,  3/6/2030 202,536
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
131,615
General Motors Company
325,000 6.125%,  10/1/2025 324,719
450,000 6.800%,  10/1/2027 459,231
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 203,228
GLP Capital, LP
467,000 5.750%,  6/1/2028 447,760
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029 94,745
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
f,h
58,190
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
f,h
132,014
Hilton Domestic Operating
Company, Inc.
223,000 4.875%,  1/15/2030 202,947
71,000 3.625%,  2/15/2032
h
57,240
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
115,000 5.000%,  6/1/2029
h
99,756
Home Depot, Inc.
275,000 5.400%,  9/15/2040 263,234

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Cyclical (0.3%) - continued
$ 336,000 4.250%,  4/1/2046 $ 269,641
315,000 3.900%,  6/15/2047 240,492
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
397,943
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
211,688
International Game Technology plc
200,000 5.250%,  1/15/2029
h
184,302
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
h
86,088
Jaguar Land Rover Automotive plc
187,000 5.500%,  7/15/2029
h
159,884
KB Home
195,000 4.800%,  11/15/2029 171,600
Kia Corporation
180,000 2.375%,  2/14/2025
h
171,676
Kohl's Corporation
215,000 4.625%,  5/1/2031 144,489
360,000 5.550%,  7/17/2045 202,453
L Brands, Inc.
260,000 6.625%,  10/1/2030
h
243,753
80,000 6.875%,  11/1/2035 71,447
Lennar Corporation
388,000 4.750%,  5/30/2025 379,576
Light & Wonder International, Inc.
200,000 7.250%,  11/15/2029
h
196,000
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 203,597
548,000 2.625%,  4/1/2031 443,275
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
f,h
135,716
Marriott International, Inc./MD
421,000 4.625%,  6/15/2030 387,808
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
h
121,380
McDonald's Corporation
325,000 4.450%,  3/1/2047 264,725
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
f,h
91,782
NCL Corporation, Ltd.
66,000 3.625%,  12/15/2024
h
63,381
48,000 5.875%,  3/15/2026
h
44,316
120,000 5.875%,  2/15/2027
h
114,116
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
455,633
Nissan Motor Company, Ltd.
62,000 3.522%,  9/17/2025
h
58,556
65,000 4.345%,  9/17/2027
h
59,332
80,000 4.810%,  9/17/2030
h
69,000
Nordstrom, Inc.
57,000 4.375%,  4/1/2030
f
43,850
81,000 4.250%,  8/1/2031
f
58,743
PENN Entertainment, Inc.
160,000 4.125%,  7/1/2029
f,h
130,750
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
h
183,842
130,000 7.750%,  2/15/2029
h
121,146
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
299,000 5.750%,  4/15/2026
h
290,080
132,000 6.250%,  1/15/2028
f,h
122,254
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Cyclical (0.3%) - continued
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
$ 210,000 5.750%,  1/15/2029
h
$ 151,820
Royal Caribbean Cruises, Ltd.
26,000 11.500%,  6/1/2025
h
27,446
262,000 4.250%,  7/1/2026
h
240,226
127,000 9.250%,  1/15/2029
h
134,168
57,000 7.250%,  1/15/2030
h
56,492
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
h
34,500
SeaWorld Parks and
Entertainment, Inc.
108,000 5.250%,  8/15/2029
h
94,867
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
h
54,861
Staples, Inc.
137,000 7.500%,  4/15/2026
h
112,661
86,000 10.750%,  4/15/2027
f,h
50,486
Starbucks Corporation
281,000 4.750%,  2/15/2026 276,865
Station Casinos, LLC
122,000 4.625%,  12/1/2031
h
97,586
Target Corporation
337,000 2.950%,  1/15/2052 205,587
Tenneco, Inc.
120,000 8.000%,  11/17/2028
h
97,650
Toyota Motor Credit Corporation
249,000 4.700%,  1/12/2033 235,292
Tripadvisor, Inc.
37,000 7.000%,  7/15/2025
h
36,930
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
h
117,344
VICI Properties, LP/VICI Note
Company, Inc.
583,000 4.625%,  6/15/2025
h
562,997
267,000 5.750%,  2/1/2027
h
258,474
182,000 3.750%,  2/15/2027
h
165,149
Viking Cruises, Ltd.
232,000 5.875%,  9/15/2027
h
211,746
Volkswagen Group of America
Finance, LLC
283,000 4.350%,  6/8/2027
h
269,301
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
147,413
Walmart, Inc.
336,000 4.500%,  9/9/2052 288,625
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
80,836
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
188,626
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
h
94,059
Total 19,574,838
Consumer Non-Cyclical (0.4%)
1375209 B.C., Ltd.
120,000 9.000%,  1/30/2028
h
118,617
Abbott Laboratories
591,000 4.750%,  11/30/2036 561,477
AbbVie, Inc.
150,000 2.950%,  11/21/2026 139,202
538,000 4.300%,  5/14/2036 471,885

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 225,000 4.850%,  6/15/2044 $ 195,238
400,000 4.875%,  11/14/2048 349,555
AdaptHealth, LLC
218,000 4.625%,  8/1/2029
h
167,316
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
226,000 4.625%,  1/15/2027
h
213,393
264,000 3.500%,  3/15/2029
h
225,083
Amgen, Inc.
315,000 4.200%,  2/22/2052 235,921
335,000 5.250%,  3/2/2030 327,291
335,000 5.600%,  3/2/2043 311,444
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
516,000 4.700%,  2/1/2036 472,933
Anheuser-Busch InBev Worldwide,
Inc.
633,000 4.375%,  4/15/2038 548,765
336,000 5.550%,  1/23/2049 321,818
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 235,731
AstraZeneca plc
580,000 3.000%,  5/28/2051 379,197
B&G Foods, Inc.
130,000 5.250%,  4/1/2025 127,572
73,000 5.250%,  9/15/2027 61,135
96,000 8.000%,  9/15/2028
h
96,131
BAT Capital Corporation
112,000 7.750%,  10/19/2032 118,304
215,000 7.079%,  8/2/2043 206,233
Bausch & Lomb Escrow
Corporation
36,000 8.375%,  10/1/2028
h
36,107
Bausch Health Companies, Inc.
66,000 5.500%,  11/1/2025
f,h
58,450
244,000 4.875%,  6/1/2028
h
138,759
165,000 11.000%,  9/30/2028
h
111,944
Baxter International, Inc.
325,000 3.132%,  12/1/2051
f
193,393
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 113,117
375,000 3.700%,  6/6/2027 351,427
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
h
99,451
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 417,380
Cargill, Inc.
329,000 3.125%,  5/25/2051
h
210,939
Catalent Pharma Solutions, Inc.
121,000 3.125%,  2/15/2029
f,h
99,244
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 183,417
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
h
18,147
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
h
153,465
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
h
112,361
42,000 8.000%,  12/15/2027
f,h
39,165
178,000 6.000%,  1/15/2029
h
143,749
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 74,000 5.250%,  5/15/2030
h
$ 56,253
77,000 4.750%,  2/15/2031
h
54,494
Constellation Brands, Inc.
333,000 3.600%,  2/15/2028 306,311
250,000 2.875%,  5/1/2030 209,814
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
214,000 4.750%,  1/15/2029
h
192,979
120,000 6.625%,  7/15/2030
h
117,161
CVS Health Corporation
505,000 5.625%,  2/21/2053 453,892
252,000 5.125%,  2/21/2030 242,380
465,000 4.875%,  7/20/2035 415,763
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
110,850
Eli Lilly & Company
168,000 4.950%,  2/27/2063 152,422
Embecta Corporation
56,000 6.750%,  2/15/2030
h
45,780
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
218,668
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
164,099
Fortrea Holdings, Inc.
93,000 7.500%,  7/1/2030
h
90,490
General Mills, Inc.
90,000 4.950%,  3/29/2033 84,328
Grifols SA
168,000 4.750%,  10/15/2028
h
143,238
HCA, Inc.
401,000 3.500%,  9/1/2030 339,256
HLF Financing SARL, LLC/
Herbalife International, Inc.
293,000 4.875%,  6/1/2029
h
208,030
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
484,219
Jazz Securities DAC
97,000 4.375%,  1/15/2029
h
84,573
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
219,000 6.750%,  3/15/2034
h
213,085
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
113,000 4.375%,  2/2/2052 75,097
227,000 5.500%,  1/15/2030 211,913
373,000 3.000%,  5/15/2032 281,384
Kenvue, Inc.
449,000 5.350%,  3/22/2026
h
447,934
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 230,265
Kraft Heinz Foods Company
241,000 3.875%,  5/15/2027 227,040
80,000 5.200%,  7/15/2045 69,897
360,000 4.375%,  6/1/2046 280,527
Lamb Weston Holdings, Inc.
102,000 4.125%,  1/31/2030
h
87,225
Legacy LifePoint Health, LLC
72,000 4.375%,  2/15/2027
h
61,920
LifePoint Health, Inc.
73,000 11.000%,  10/15/2030
h
73,000

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
Mattel, Inc.
$ 227,000 3.375%,  4/1/2026
h
$ 209,907
282,000 5.450%,  11/1/2041 232,601
Medtronic, Inc.
338,000 4.375%,  3/15/2035 306,158
ModivCare Escrow Issuer, Inc.
60,000 5.000%,  10/1/2029
h
43,050
ModivCare, Inc.
48,000 5.875%,  11/15/2025
h
45,627
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
h
127,659
119,000 5.250%,  10/1/2029
f,h
102,851
Newell Brands, Inc.
360,000 4.700%,  4/1/2026 339,261
Organon & Company/Organon
Foreign Debt Co-Issuer BV
167,000 4.125%,  4/30/2028
h
145,108
99,000 5.125%,  4/30/2031
h
79,334
Owens & Minor, Inc.
163,000 6.625%,  4/1/2030
f,h
144,676
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 177,632
Perrigo Finance Unlimited
Company
175,000 4.375%,  3/15/2026 163,629
Pfizer Investment Enterprises Pte,
Ltd.
504,000 5.300%,  5/19/2053 468,293
168,000 4.750%,  5/19/2033 158,807
217,000 5.110%,  5/19/2043 199,281
Philip Morris International, Inc.
337,000 4.875%,  2/13/2026 331,467
211,000 5.125%,  11/17/2027 206,609
218,000 5.500%,  9/7/2030 211,981
336,000 5.375%,  2/15/2033 318,473
Post Holdings, Inc.
140,000 4.500%,  9/15/2031
h
116,521
Primo Water Holdings, Inc.
144,000 4.375%,  4/30/2029
h
123,120
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
72,000 9.750%,  12/1/2026
h
69,704
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 458,084
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
272,362
Scotts Miracle-Gro Company
67,000 4.500%,  10/15/2029 54,774
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
250,625
Simmons Foods, Inc.
139,000 4.625%,  3/1/2029
h
114,025
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
90,610
120,000 5.500%,  7/15/2030
h
108,804
115,000 3.875%,  3/15/2031
h
93,302
Star Parent, Inc.
120,000 9.000%,  10/1/2030
h
121,260
Sysco Corporation
338,000 6.600%,  4/1/2040 345,395
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
Takeda Pharmaceutical Company,
Ltd.
$ 335,000 3.175%,  7/9/2050 $ 211,987
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
138,655
Tenet Healthcare Corporation
440,000 5.125%,  11/1/2027 409,479
110,000 6.125%,  10/1/2028 103,262
144,000 6.750%,  5/15/2031
h
138,884
Teva Pharmaceutical Finance
Netherlands III BV
131,000 3.150%,  10/1/2026 116,756
TreeHouse Foods, Inc.
190,000 4.000%,  9/1/2028
f
154,137
Wyeth, LLC
225,000 6.500%,  2/1/2034 241,984
Zoetis, Inc.
468,000 4.700%,  2/1/2043 403,391
Total 22,948,568
Energy (0.3%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
46,000 5.375%,  6/15/2029
h
42,117
Antero Resources Corporation
64,000 5.375%,  3/1/2030
h
58,923
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
h
176,895
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
h
120,407
BP Capital Markets America, Inc.
627,000 2.939%,  6/4/2051 382,821
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 139,188
Callon Petroleum Company
111,000 7.500%,  6/15/2030
f,h
107,623
Canadian Natural Resources, Ltd.
265,000 2.950%,  7/15/2030 219,789
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 812,209
Chesapeake Energy Corporation
91,000 6.750%,  4/15/2029
h
89,053
Chord Energy Corporation
90,000 6.375%,  6/1/2026
h
88,247
Civitas Resources, Inc.
54,000 8.375%,  7/1/2028
h
54,945
82,000 8.750%,  7/1/2031
h
83,760
CNX Resources Corporation
69,000 6.000%,  1/15/2029
h
64,476
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
h
217,890
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
h
54,292
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
116,860
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
h
349,064

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Energy (0.3%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 133,000 5.500%,  6/15/2031
h
$ 117,884
Crescent Energy Finance, LLC
132,000 9.250%,  2/15/2028
h
134,765
CrownRock, LP/CrownRock
Finance, Inc.
108,000 5.625%,  10/15/2025
h
106,267
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
h
48,007
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
h
84,774
70,000 4.375%,  6/15/2031
h
58,864
Enbridge, Inc.
317,000 2.500%,  2/14/2025 302,052
Enerflex, Ltd.
97,000 9.000%,  10/15/2027
h
95,787
Energy Transfer, LP
261,000 4.000%,  10/1/2027 242,351
265,000 4.900%,  3/15/2035 233,062
250,000 5.150%,  2/1/2043 198,672
400,000 6.000%,  6/15/2048 355,014
EnLink Midstream Partners, LP
222,000 4.850%,  7/15/2026 209,004
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 195,212
EQM Midstream Partners, LP
329,000 4.750%,  1/15/2031
h
283,183
EQT Corporation
187,000 6.125%,  2/1/2025 186,355
337,000 3.900%,  10/1/2027 311,716
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 367,328
Ferrellgas, LP/Ferrellgas Finance
Corporation
120,000 5.375%,  4/1/2026
h
112,475
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 188,443
Halliburton Company
300,000 4.850%,  11/15/2035 269,789
225,000 5.000%,  11/15/2045 190,729
Harvest Midstream, LP
256,000 7.500%,  9/1/2028
h
247,458
Hess Midstream Operations, LP
118,000 5.625%,  2/15/2026
h
114,018
Hilcorp Energy I, LP/Hilcorp
Finance Company
230,000 5.750%,  2/1/2029
h
207,689
112,000 6.250%,  4/15/2032
h
99,585
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
169,100
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
127,144
Laredo Petroleum, Inc.
206,000 7.750%,  7/31/2029
h
191,647
Magellan Midstream Partners, LP
177,000 5.000%,  3/1/2026 173,722
MEG Energy Corporation
156,000 5.875%,  2/1/2029
h
145,685
Principal
Amount Long-Term Fixed Income (10.0%) Value
Energy (0.3%) - continued
MPLX, LP
$ 287,000 4.875%,  6/1/2025 $ 281,508
449,000 4.950%,  9/1/2032 408,909
82,000 5.000%,  3/1/2033 74,721
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 106,744
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
198,081
National Fuel Gas Company
404,000 5.500%,  1/15/2026 397,320
New Fortress Energy, Inc.
80,000 6.750%,  9/15/2025
h
76,368
Noble Finance II, LLC
119,000 8.000%,  4/15/2030
h
120,556
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
h
120,900
Northriver Midstream Finance, LP
58,000 5.625%,  2/15/2026
h
55,271
NuStar Logistics, LP
106,000 5.750%,  10/1/2025 103,085
Occidental Petroleum Corporation
541,000 7.875%,  9/15/2031 585,417
Ovintiv, Inc.
112,000 5.650%,  5/15/2025 111,359
390,000 5.375%,  1/1/2026 384,527
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 90,544
Permian Resources Operating,
LLC
108,000 7.000%,  1/15/2032
h
106,511
Phillips 66 Company
251,000 4.950%,  12/1/2027 245,973
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
127,872
Range Resources Corporation
97,000 4.750%,  2/15/2030
h
86,088
Rockcliff Energy II, LLC
127,000 5.500%,  10/15/2029
h
114,296
Rockies Express Pipeline, LLC
36,000 4.950%,  7/15/2029
h
32,065
SM Energy Company
40,000 6.625%,  1/15/2027 39,200
105,000 6.500%,  7/15/2028 100,800
Southwestern Energy Company
132,000 5.375%,  3/15/2030 120,259
83,000 4.750%,  2/1/2032 71,238
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
54,000 5.875%,  3/1/2027 51,570
Suncor Energy, Inc.
403,000 7.150%,  2/1/2032 423,922
Sunoco, LP/Sunoco Finance
Corporation
285,000 5.875%,  3/15/2028 273,405
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
217,000 5.500%,  1/15/2028
h
197,470
Targa Resources Corporation
394,000 4.200%,  2/1/2033 335,013

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Energy (0.3%) - continued
Teine Energy, Ltd.
$ 150,000 6.875%,  4/15/2029
h
$ 137,625
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
146,825
165,300 8.750%,  2/15/2030
h
169,019
USA Compression Partners, LP/
USA Compression Finance
Corporation
161,000 6.875%,  4/1/2026 157,706
Valaris, Ltd.
120,000 8.375%,  4/30/2030
h
120,090
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
130,429
139,000 6.250%,  1/15/2030
h
132,588
95,000 4.125%,  8/15/2031
h
77,959
Venture Global LNG, Inc.
244,000 8.375%,  6/1/2031
h
239,867
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
173,317
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 219,452
112,000 6.150%,  4/1/2033 108,014
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 191,229
500,000 7.500%,  1/15/2031 531,725
Total 16,923,177
Financials (0.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
42,000 6.000%,  8/1/2029
h
35,294
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
243,000 3.500%,  1/15/2025 234,411
247,000 6.100%,  1/15/2027 245,791
375,000 3.875%,  1/23/2028 340,086
250,000 3.400%,  10/29/2033 193,380
Air Lease Corporation
576,000 3.000%,  2/1/2030 473,756
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
292,213
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
81,000 6.750%,  10/15/2027
h
75,331
Ally Financial, Inc.
285,000 5.750%,  11/20/2025 276,837
460,000 8.000%,  11/1/2031 464,432
31,000 6.700%,  2/14/2033 26,911
American Homes 4 Rent, LP
480,000 2.375%,  7/15/2031 365,966
American International Group, Inc.
453,000 5.125%,  3/27/2033 421,498
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
122,672
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,h
218,467
Aon Corporation/Aon Global
Holdings plc
109,000 5.350%,  2/28/2033 104,493
Ares Capital Corporation
173,000 3.250%,  7/15/2025 162,052
425,000 3.875%,  1/15/2026 397,679
Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.9%) - continued
$ 250,000 2.150%,  7/15/2026 $ 219,340
Associated Banc-Corp
275,000 4.250%,  1/15/2025 264,460
Australia & New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
b,h
417,732
Avolon Holdings Funding, Ltd.
197,000 5.250%,  5/15/2024
h
195,105
125,000 4.250%,  4/15/2026
h
117,487
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
h
245,714
Banco Santander SA
400,000 4.175%,  3/24/2028
b
369,351
Bank of America Corporation
403,000 5.080%,  1/20/2027
b
393,913
275,000 1.734%,  7/22/2027
b
243,694
350,000 3.824%,  1/20/2028
b
325,024
196,000 5.202%,  4/25/2029
b
188,808
230,000 2.087%,  6/14/2029
b
192,541
500,000 2.496%,  2/13/2031
b
400,719
650,000 1.922%,  10/24/2031
b
490,382
338,000 2.972%,  2/4/2033
b
266,532
676,000 4.571%,  4/27/2033
b
600,175
324,000 5.872%,  9/15/2034
b
315,311
450,000 3.846%,  3/8/2037
b
366,009
Bank of Nova Scotia
105,000 4.850%,  2/1/2030 98,878
Barclays plc
333,000 6.496%,  9/13/2027
b
332,117
475,000 4.972%,  5/16/2029
b
443,736
335,000 5.746%,  8/9/2033
b
309,160
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 279,354
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 322,977
Blue Owl Capital Corporation
115,000 4.250%,  1/15/2026 107,587
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 256,612
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
106,370
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,h
443,127
BPCE SA
440,000 3.500%,  10/23/2027
h
397,470
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
42,000 4.500%,  4/1/2027
h
35,001
Burford Capital Global Finance,
LLC
145,000 9.250%,  7/1/2031
h
147,099
Camden Property Trust
450,000 3.150%,  7/1/2029 398,670
Canadian Imperial Bank of
Commerce
336,000 5.001%,  4/28/2028 322,583
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 476,773
300,000 2.636%,  3/3/2026
b
283,130

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.9%) - continued
Castlelake Aviation Finance DAC
$ 63,000 5.000%,  4/15/2027
h
$ 57,542
Centene Corporation
543,000 2.625%,  8/1/2031 415,885
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 467,640
220,000 6.136%,  8/24/2034
b
214,006
Chubb INA Holdings, Inc.
220,000 4.350%,  11/3/2045 180,494
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
367,769
535,000 4.400%,  6/10/2025 519,129
348,000 3.200%,  10/21/2026 321,283
520,000 3.668%,  7/24/2028
b
477,003
236,000 4.125%,  7/25/2028 214,715
175,000 3.520%,  10/27/2028
b
158,315
478,000 4.910%,  5/24/2033
b
434,935
284,000 6.174%,  5/25/2034
b
271,397
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
b,h
435,662
Corebridge Financial, Inc.
225,000 4.400%,  4/5/2052 164,605
169,000 4.350%,  4/5/2042 127,788
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
h
243,494
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,l
292,634
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l,m
33,250
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
189,573
Deutsche Bank AG/New York, NY
500,000 3.729%,  1/14/2032
b
372,197
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
434,640
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
h
222,429
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 235,875
300,000 4.625%,  5/15/2042 251,623
Enact Holdings, Inc.
91,000 6.500%,  8/15/2025
h
89,627
EPR Properties
190,000 4.950%,  4/15/2028 168,354
Fifth Third Bancorp
177,000 6.339%,  7/27/2029
b
174,852
First Horizon Bank
115,000 5.750%,  5/1/2030
f
102,934
First Horizon National Corporation
460,000 4.000%,  5/26/2025 434,321
First-Citizens Bank & Trust
Company
360,000 6.125%,  3/9/2028 357,570
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
h
212,179
Fortress Transportation and
Infrastructure Investors, LLC
112,000 6.500%,  10/1/2025
h
110,079
60,000 9.750%,  8/1/2027
h
62,060
43,000 5.500%,  5/1/2028
h
38,983
Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.9%) - continued
Freedom Mortgage Corporation
$ 48,000 12.000%,  10/1/2028
h
$ 48,809
FS KKR Capital Corporation
299,000 4.250%,  2/14/2025
h
286,291
450,000 3.400%,  1/15/2026 412,374
GGAM Finance, Ltd.
119,000 7.750%,  5/15/2026
h
117,810
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
227,000 3.750%,  12/15/2027
h
175,754
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
b
280,779
120,000 1.992%,  1/27/2032
b
89,955
1,015,000 3.102%,  2/24/2033
b
811,702
440,000 4.750%,  10/21/2045 370,271
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 83,975
HSBC Holdings plc
240,000 1.162%,  11/22/2024
b
237,742
750,000 3.803%,  3/11/2025
b
740,752
400,000 2.999%,  3/10/2026
b
381,184
425,000 3.900%,  5/25/2026 402,118
300,000 5.402%,  8/11/2033
b
276,454
HUB International, Ltd.
205,000 5.625%,  12/1/2029
h
178,505
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
122,000 6.375%,  12/15/2025 116,054
135,000 5.250%,  5/15/2027 118,662
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 173,157
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 208,691
J.P. Morgan Chase & Company
160,000 0.824%,  6/1/2025
b
154,024
375,000 1.040%,  2/4/2027
b
333,733
384,000 1.578%,  4/22/2027
b
342,694
450,000 2.947%,  2/24/2028
b
408,219
675,000 4.203%,  7/23/2029
b
625,561
400,000 2.522%,  4/22/2031
b
324,232
400,000 1.953%,  2/4/2032
b
303,349
450,000 4.586%,  4/26/2033
b
405,650
337,000 4.912%,  7/25/2033
b
310,057
495,000 3.882%,  7/24/2038
b
395,235
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
h
41,258
KeyBank NA/Cleveland, OH
188,000 5.000%,  1/26/2033 158,252
KeyCorp
162,000 3.878%,  5/23/2025
b
156,166
Kimco Realty Corporation
319,000 3.300%,  2/1/2025 306,887
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
b
327,561
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
156,935
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
314,809
Manufacturers & Traders Trust
Company
337,000 4.700%,  1/27/2028 311,237

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.9%) - continued
Marsh & McLennan Companies,
Inc.
$ 83,000 5.450%,  3/15/2053 $ 77,477
215,000 5.400%,  9/15/2033 209,326
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
267,178
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
364,046
335,000 5.422%,  2/22/2029
b
327,876
350,000 2.048%,  7/17/2030 272,677
Molina Healthcare, Inc.
123,000 4.375%,  6/15/2028
h
110,214
Morgan Stanley
250,000 2.188%,  4/28/2026
b
234,848
540,000 4.350%,  9/8/2026 514,879
463,000 5.050%,  1/28/2027
b
453,847
720,000 3.591%,  7/22/2028
b
656,913
223,000 5.164%,  4/20/2029
b
214,538
620,000 3.622%,  4/1/2031
b
534,114
223,000 5.250%,  4/21/2034
b
207,051
394,000 5.297%,  4/20/2037
b
351,060
360,000 2.802%,  1/25/2052
b
209,582
MPT Operating Partnership, LP/
MPT Finance Corporation
156,000 4.625%,  8/1/2029 110,489
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 209,240
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
h
114,336
NatWest Group plc
250,000 4.445%,  5/8/2030
b
225,647
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
142,000 4.500%,  9/30/2028
h
107,860
New York Life Global Funding
331,000 4.550%,  1/28/2033
h
303,446
NFP Corporation
72,000 6.875%,  8/15/2028
h
61,681
NNN REIT, Inc.
320,000 5.600%,  10/15/2033 301,515
Office Properties Income Trust
52,000 2.650%,  6/15/2026 35,374
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 346,784
375,000 3.375%,  2/1/2031 293,172
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 218,256
234,000 3.875%,  9/15/2028 187,818
Park Intermediate Holdings, LLC
192,000 4.875%,  5/15/2029
h
162,422
Pine Street Trust I
337,000 4.572%,  2/15/2029
h
303,243
PNC Financial Services Group,
Inc.
347,000 5.812%,  6/12/2026
b
344,231
450,000 4.626%,  6/6/2033
b
388,200
PRA Group, Inc.
117,000 7.375%,  9/1/2025
h
113,929
97,000 8.375%,  2/1/2028
h
88,270
Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.9%) - continued
Principal Life Global Funding II
$ 375,000 1.250%,  8/16/2026
h
$ 328,195
Prologis, LP
224,000 2.875%,  11/15/2029 192,121
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
368,570
Radian Group, Inc.
145,000 4.875%,  3/15/2027 135,484
Realty Income Corporation
150,000 4.125%,  10/15/2026 143,684
Regency Centers, LP
470,000 4.125%,  3/15/2028 434,927
RLJ Lodging Trust, LP
61,000 3.750%,  7/1/2026
h
55,168
128,000 4.000%,  9/15/2029
h
104,824
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
h
157,080
Royal Bank of Canada
347,000 5.200%,  7/20/2026 343,214
280,000 5.000%,  5/2/2033 260,141
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
b
108,254
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
402,361
Service Properties Trust
69,000 4.650%,  3/15/2024 68,059
39,000 4.350%,  10/1/2024 37,413
113,000 7.500%,  9/15/2025 111,015
150,000 5.500%,  12/15/2027 128,195
Simon Property Group, LP
343,000 3.800%,  7/15/2050 232,953
SLM Corporation
60,000 4.200%,  10/29/2025 56,143
Societe Generale SA
354,000 4.750%,  11/24/2025
h
338,602
Spirit Realty, LP
400,000 2.100%,  3/15/2028 336,688
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
386,479
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 309,353
329,000 5.710%,  1/13/2030 321,900
275,000 1.710%,  1/12/2031 205,022
Synchrony Financial
45,000 4.250%,  8/15/2024 43,947
30,000 7.250%,  2/2/2033 26,478
Synovus Bank
250,000 5.625%,  2/15/2028 226,518
Toronto-Dominion Bank
337,000 5.156%,  1/10/2028 328,909
293,000 5.523%,  7/17/2028 289,202
Truist Financial Corporation
227,000 6.047%,  6/8/2027
b
224,531
160,000 5.125%,  12/15/2027
b,l
122,912
266,000 5.122%,  1/26/2034
b
237,790
U.S. Bancorp
224,000 5.727%,  10/21/2026
b
222,137
348,000 5.775%,  6/12/2029
b
338,736
88,000 5.836%,  6/12/2034
b
82,997
UBS Group AG
550,000 2.193%,  6/5/2026
b,h
511,533

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.9%) - continued
$ 328,000 6.246%,  9/22/2029
b,h
$ 324,559
278,000 3.091%,  5/14/2032
b,h
219,578
UDR, Inc.
400,000 2.100%,  8/1/2032 288,460
United Wholesale Mortgage, LLC
38,000 5.500%,  11/15/2025
h
36,145
95,000 5.500%,  4/15/2029
h
80,275
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 224,797
337,000 4.750%,  5/15/2052 287,342
253,000 4.625%,  7/15/2035 233,591
USI, Inc./NY
49,000 6.875%,  5/1/2025
h
48,623
Wells Fargo & Company
199,000 3.000%,  4/22/2026 185,367
350,000 3.000%,  10/23/2026 321,438
338,000 3.526%,  3/24/2028
b
310,410
550,000 2.393%,  6/2/2028
b
482,333
234,000 5.574%,  7/25/2029
b
228,288
185,000 5.389%,  4/24/2034
b
172,958
310,000 4.900%,  11/17/2045 248,651
Welltower OP, LLC
282,000 2.050%,  1/15/2029 233,092
Willis North America, Inc.
450,000 4.650%,  6/15/2027 430,719
XHR, LP
61,000 6.375%,  8/15/2025
f,h
59,889
66,000 4.875%,  6/1/2029
h
56,100
Total 56,181,639
Foreign Government (<0.1%)
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
h
282,084
Total 282,084
Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,794,742 2.500%,  5/1/2051 3,826,451
1,895,687 3.500%,  5/1/2052 1,632,437
3,189,000 4.000%,  5/1/2052 2,862,072
4,808,739 3.500%,  6/1/2052 4,143,979
1,930,743 5.000%,  7/1/2053 1,827,645
993,360 5.500%,  7/1/2053 963,814
2,538,990 3.500%,  8/1/2052 2,197,175
2,900,000 5.500%,  9/1/2053 2,813,730
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,741,562 2.500%,  7/1/2030 1,587,451
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,023,467 3.000%,  12/1/2036 1,805,402
2,031,950 3.000%,  8/1/2038 1,804,507
3,035,090 3.500%,  5/1/2040 2,696,298
2,854,588 2.500%,  4/1/2042 2,348,011
971,638 2.000%,  5/1/2042 786,624
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,979,486 3.000%,  1/1/2052 6,642,909
624,978 2.000%,  2/1/2051 477,940
Principal
Amount Long-Term Fixed Income (10.0%) Value
Mortgage-Backed Securities (2.4%) - continued
$ 961,200 2.000%,  2/1/2051 $ 736,198
3,083,082 2.500%,  2/1/2051 2,470,540
3,537,694 2.500%,  2/1/2051 2,829,135
10,495,555 2.000%,  3/1/2051 8,021,418
8,248,282 3.000%,  3/1/2052 6,840,376
6,866,846 2.000%,  4/1/2051 5,247,387
4,849,888 3.000%,  4/1/2051 4,026,478
5,015,913 3.000%,  5/1/2050 4,196,880
1,162,651 2.000%,  5/1/2051 886,703
3,969,009 3.000%,  5/1/2051 3,336,737
3,204,093 3.000%,  6/1/2050 2,706,491
1,394,558 5.000%,  6/1/2053 1,322,250
5,403,211 2.500%,  7/1/2051 4,313,211
1,296,649 3.500%,  7/1/2051 1,133,809
1,181,119 2.500%,  8/1/2050 953,499
2,072,730 3.500%,  8/1/2050 1,814,335
1,858,653 3.500%,  9/1/2052 1,607,061
3,446,256 4.500%,  9/1/2053 3,167,894
5,361,096 4.000%,  10/1/2052 4,788,582
1,159,749 2.000%,  11/1/2051 885,552
4,694,635 2.000%,  12/1/2050 3,595,827
10,481,618 2.500%,  12/1/2051 8,375,467
6,540,125 4.500%,  12/1/2052 6,031,484
150,000 5.500%,  10/1/2041
e
144,955
6,000,000 6.000%,  10/1/2041
e
5,921,250
7,100,000 4.000%,  10/1/2048
e
6,320,664
5,875,000 4.500%,  10/1/2048
e
5,393,984
8,025,000 5.000%,  10/1/2048
e
7,571,086
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,198,596 2.500%,  3/1/2062 4,757,152
1,370,496 3.500%,  7/1/2061 1,165,622
2,769,504 4.000%,  12/1/2061 2,466,539
Total 151,445,011
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 183,292
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 327,708
Apple, Inc.
395,000 2.650%,  2/8/2051 239,582
735,000 3.750%,  9/12/2047 568,124
AthenaHealth Group, Inc.
169,000 6.500%,  2/15/2030
f,h
141,370
Broadcom, Inc.
121,000 3.469%,  4/15/2034
h
95,035
452,000 3.137%,  11/15/2035
h
329,545
500,000 3.187%,  11/15/2036
h
358,994
250,000 4.926%,  5/15/2037
h
215,482
Cloud Software Group, Inc.
135,000 6.500%,  3/31/2029
h
119,385
48,000 9.000%,  9/30/2029
h
41,712
CommScope Technologies, LLC
65,000 6.000%,  6/15/2025
h
61,877
CommScope, Inc.
120,000 7.125%,  7/1/2028
f,h
71,797
Dell International, LLC/EMC
Corporation
340,000 6.020%,  6/15/2026 341,326
Fiserv, Inc.
386,000 2.250%,  6/1/2027 342,555
220,000 2.650%,  6/1/2030 180,721

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Technology (0.2%) - continued
$ 195,000 5.600%,  3/2/2033 $ 188,991
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
119,766
235,000 3.750%,  10/1/2030
h
197,213
Global Payments, Inc.
337,000 5.300%,  8/15/2029 321,379
II-VI, Inc.
58,000 5.000%,  12/15/2029
f,h
50,288
Intel Corporation
225,000 4.875%,  2/10/2028 220,717
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
h
259,428
190,000 5.250%,  7/15/2030
h
165,993
182,000 4.500%,  2/15/2031
h
149,688
KLA Corporation
338,000 3.300%,  3/1/2050 224,616
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 53,002
Mastercard, Inc.
265,000 3.950%,  2/26/2048 209,816
Microsoft Corporation
145,000 3.041%,  3/17/2062 91,802
335,000 3.700%,  8/8/2046 263,586
NCR Corporation
182,000 5.125%,  4/15/2029
h
160,353
181,000 6.125%,  9/1/2029
h
185,620
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 146,818
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 97,107
250,000 3.250%,  5/11/2041 168,198
Open Text Corporation
102,000 3.875%,  12/1/2029
h
83,846
220,000 4.125%,  2/15/2030
h
184,052
Oracle Corporation
224,000 6.900%,  11/9/2052 230,749
561,000 6.150%,  11/9/2029 569,501
450,000 3.850%,  7/15/2036 355,797
624,000 4.000%,  7/15/2046 440,320
PTC, Inc.
161,000 3.625%,  2/15/2025
h
154,726
80,000 4.000%,  2/15/2028
h
71,700
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
h
60,362
RingCentral, Inc.
121,000 8.500%,  8/15/2030
h
116,886
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 207,118
S&P Global, Inc.
54,000 5.250%,  9/15/2033
h
52,635
Seagate HDD Cayman
71,000 8.500%,  7/15/2031
h
72,831
181,560 9.625%,  12/1/2032
h
195,639
Sensata Technologies BV
200,000 4.000%,  4/15/2029
h
172,220
Sensata Technologies, Inc.
139,000 3.750%,  2/15/2031
h
112,496
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
h
56,572
Principal
Amount Long-Term Fixed Income (10.0%) Value
Technology (0.2%) - continued
SS&C Technologies, Inc.
$ 411,000 5.500%,  9/30/2027
h
$ 387,836
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 198,537
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
104,051
Visa, Inc.
466,000 2.700%,  4/15/2040 328,155
VMware, Inc.
206,000 4.650%,  5/15/2027 198,661
300,000 2.200%,  8/15/2031 226,389
Total 11,473,965
Transportation (0.1%)
Allegiant Travel Company
109,000 7.250%,  8/15/2027
h
102,596
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
h
39,788
American Airlines, Inc.
260,000 11.750%,  7/15/2025
h
279,498
87,000 7.250%,  2/15/2028
h
83,181
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
363,916 5.500%,  4/20/2026
h
355,424
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
h
67,547
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 190,070
214,000 5.750%,  5/1/2040 212,443
240,000 4.450%,  3/15/2043 200,547
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 186,240
CSX Corporation
360,000 3.800%,  4/15/2050 259,841
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
h
433,356
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
h
206,989
Hawaiian Brand Intellectual
Property, Ltd.
167,000 5.750%,  1/20/2026
h
150,276
Hertz Corporation
137,000 4.625%,  12/1/2026
h
121,416
165,000 5.000%,  12/1/2029
h
129,182
Mileage Plus Holdings, LLC
423,000 6.500%,  6/20/2027
h
419,109
Norfolk Southern Corporation
784,000 4.450%,  3/1/2033 715,926
Penske Truck Leasing Company,
LP/PTL Finance Corporation
339,000 5.750%,  5/24/2026
h
334,011
Rand Parent, LLC
125,000 8.500%,  2/15/2030
f,h
115,638
Southwest Airlines Company
350,000 2.625%,  2/10/2030 288,361
Union Pacific Corporation
449,000 2.973%,  9/16/2062 255,005
United Airlines, Inc.
134,000 4.375%,  4/15/2026
h
123,922
112,000 4.625%,  4/15/2029
h
96,267

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Transportation (0.1%) - continued
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
$ 36,000 7.875%,  5/1/2027
f,h
$ 31,005
158,000 6.375%,  2/1/2030
h
122,032
XPO Escrow Sub, LLC
146,000 7.500%,  11/15/2027
h
147,612
Total 5,667,282
U.S. Government & Agencies (3.4%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,063,535
1,419,000 3.625%,  5/15/2053 1,174,888
880,000 1.625%,  11/15/2050 460,934
5,830,000 5.250%,  11/15/2028 5,986,454
7,700,000 1.625%,  8/15/2029 6,534,172
2,050,000 4.375%,  5/15/2040 1,944,777
7,430,000 1.375%,  11/15/2040 4,397,341
11,465,000 3.000%,  5/15/2042 8,773,860
2,500,000 3.250%,  5/15/2042 1,992,188
25,124,000 2.500%,  5/15/2046 16,828,173
16,725,000 2.875%,  5/15/2049 11,930,936
U.S. Treasury Notes
9,200,000 3.875%,  3/31/2025 9,017,078
43,700,000 2.875%,  5/31/2025 42,090,269
12,650,000 2.625%,  1/31/2026 12,007,123
2,500,000 0.500%,  2/28/2026 2,250,781
25,060,000 2.500%,  2/28/2026 23,695,405
20,005,000 2.250%,  11/15/2027 18,193,610
10,550,000 3.875%,  12/31/2027 10,224,846
300,000 0.750%,  1/31/2028 254,367
3,200,000 3.625%,  3/31/2028 3,067,750
18,050,000 2.875%,  5/15/2028 16,727,273
900,000 1.500%,  2/15/2030 746,016
500,000 0.875%,  11/15/2030 388,984
160,000 1.375%,  11/15/2031 125,413
6,800,000 2.875%,  5/15/2032 5,968,859
8,800,000 4.125%,  11/15/2032 8,487,187
1,400,000 3.500%,  2/15/2033 1,284,500
Total 215,616,719
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
h
387,864
Ameren Illinois Company
253,000 4.500%,  3/15/2049 208,509
American Electric Power
Company, Inc.
195,000 5.625%,  3/1/2033 188,693
Appalachian Power Company
238,000 3.300%,  6/1/2027 218,284
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 299,342
Calpine Corporation
135,000 4.500%,  2/15/2028
h
121,666
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 270,681
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 115,850
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 258,543
Principal
Amount Long-Term Fixed Income (10.0%) Value
Utilities (0.2%) - continued
Consolidated Edison Company of
New York, Inc.
$ 168,000 4.500%,  12/1/2045 $ 133,738
450,000 4.125%,  5/15/2049 333,777
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 107,828
Consumers Energy Company
367,000 4.350%,  4/15/2049 295,764
DTE Electric Company
265,000 3.700%,  3/15/2045 191,445
360,000 3.700%,  6/1/2046 256,747
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 242,483
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 317,600
Edison International
318,000 5.750%,  6/15/2027 315,057
Eversource Energy
281,000 4.750%,  5/15/2026 274,686
Exelon Corporation
275,000 4.700%,  4/15/2050 219,784
336,000 4.450%,  4/15/2046 262,046
FirstEnergy Corporation
281,000 5.100%,  7/15/2047 238,473
Georgia Power Company
190,000 4.950%,  5/17/2033 178,094
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 193,144
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
156,629
MidAmerican Energy Company
110,000 5.850%,  9/15/2054 108,446
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 125,976
NextEra Energy Capital Holdings,
Inc.
215,000 5.749%,  9/1/2025 214,396
NextEra Energy Operating
Partners, LP
283,000 3.875%,  10/15/2026
h
256,233
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 375,442
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
h
40,470
337,000 4.450%,  6/15/2029
h
292,261
80,000 5.250%,  6/15/2029
h
70,621
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 220,885
199,000 4.550%,  7/1/2030 175,908
PacifiCorp
227,000 5.500%,  5/15/2054 192,522
PG&E Corporation
160,000 5.000%,  7/1/2028
f
144,925
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 154,391
Public Service Company of
Colorado
337,000 4.500%,  6/1/2052 262,930

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Utilities (0.2%) - continued
San Diego Gas & Electric
Company
$ 500,000 4.150%,  5/15/2048 $ 380,031
Southern California Edison
Company
346,000 4.000%,  4/1/2047 250,179
Southern Company
450,000 5.113%,  8/1/2027 440,985
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 105,891
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 124,993
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
h
118,912
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
213,263
Virginia Electric and Power
Company
284,000 4.600%,  12/1/2048 229,367
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
h
306,943
278,000 5.000%,  7/31/2027
h
255,590
Xcel Energy, Inc.
253,000 4.600%,  6/1/2032 229,585
Total 11,077,872
Total Long-Term Fixed Income
(cost $702,517,051) 623,946,035
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
7,064,946 Thrivent Cash Management Trust 7,064,946
Total Collateral Held for
Securities Loaned
(cost $7,064,946) 7,064,946
Shares or
Principal
Amount Short-Term Investments ( 11.1% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.265%, 10/4/2023
n,o
499,854
100,000 5.220%, 10/11/2023
n,o
99,869
4,400,000 5.250%, 10/17/2023
n,o
4,390,612
4,600,000 5.201%, 10/20/2023
n,o
4,588,224
4,200,000 5.270%, 10/25/2023
n,o
4,186,267
1,000,000 5.275%, 11/10/2023
n,o
994,457
5,100,000 5.284%, 11/15/2023
n,o
5,068,116
400,000 5.298%, 11/17/2023
n,o
397,386
2,300,000 5.300%, 12/6/2023
n,o
2,278,731
2,600,000 5.315%, 12/13/2023
n,o
2,573,381
24,800,000 5.315%, 12/15/2023
n,o
24,539,085
Thrivent Core Short-Term Reserve
Fund
64,496,575 5.650% 644,965,750
Shares or
Principal
Amount Short-Term Investments (11.1%) Value
U.S. Treasury Bills
500,000 5.277%, 11/16/2023
n,p
$ 496,691
Total Short-Term Investments
(cost $694,980,662) 695,078,423
Total Investments (cost
$5,658,738,739) 99.6% $6,222,828,356
Other Assets and Liabilities, Net
0.4% 27,995,953
Total Net Assets 100.0% $6,250,824,309
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $99,766,205 or
1.6% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 29, 2023, $178,809 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of September
29, 2023 was $267,178 or 0.00% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of September
29, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 471,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,173,218
Common Stock 3,714,431
Total lending $6,887,649
Gross amount payable upon return of
collateral for securities loaned $7,064,946
Net amounts due to counterparty $177,297
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,149,178 – 998,258 150,920
Capital Goods 4,167,591 – 3,682,982 484,609
Communications Services 5,972,115 – 5,972,115 –
Consumer Cyclical 6,723,894 – 6,723,894 –
Consumer Non-Cyclical 6,613,205 – 6,334,095 279,110
Energy 963,333 – 963,333 –
Financials 3,111,822 – 3,111,822 –
Technology 8,405,532 – 8,405,532 –
Transportation 2,282,631 – 2,282,631 –
Utilities 326,794 – 326,794 –
Registered Investment Companies
U.S. Affiliated 2,490,815,289 2,490,815,289 – –
U.S. Unaffiliated 38,370,817 38,370,817 – –
Common Stock
Communications Services 136,438,765 136,390,040 48,725 –
Consumer Discretionary 215,269,125 215,269,125 – –
Consumer Staples 80,808,081 80,808,081 – –
Energy 63,565,872 63,565,872 – –
Financials 245,645,384 245,645,384 – –
Health Care 237,939,125 237,939,125 – –
Industrials 219,322,776 215,049,566 4,273,210 –
Information Technology 457,891,338 456,586,384 1,304,954 –
Materials 44,165,727 43,411,914 753,813 –
Real Estate 62,338,613 62,338,613 – –
Utilities 29,248,825 29,248,825 – –
Long-Term Fixed Income
Asset-Backed Securities 19,125,003 – 19,125,003 –
Basic Materials 5,417,726 – 5,417,726 –
Capital Goods 12,711,771 – 12,711,771 –
Collateralized Mortgage Obligations 26,839,368 – 26,839,368 –
Commercial Mortgage-Backed Securities 29,746,268 – 29,746,268 –
Communications Services 18,914,744 – 18,914,744 –
Consumer Cyclical 19,574,838 – 19,574,838 –
Consumer Non-Cyclical 22,948,568 – 22,948,568 –
Energy 16,923,177 – 16,923,177 –
Financials 56,181,639 – 56,181,639 –
Foreign Government 282,084 – 282,084 –
Mortgage-Backed Securities 151,445,011 – 151,445,011 –
Technology 11,473,965 – 11,473,965 –
Transportation 5,667,282 – 5,667,282 –
U.S. Government & Agencies 215,616,719 – 215,616,719 –
Utilities 11,077,872 – 11,077,872 –
Short-Term Investments 50,112,673 – 50,112,673 –
Subtotal Investments in Securities $5,035,594,540 $4,315,439,035 $719,240,866 $914,639
Other Investments  * Total
Affiliated Short-Term Investments 644,965,750
U.S. Affiliated Registered Investment Cos. 535,203,120
Collateral Held for Securities Loaned 7,064,946
Subtotal Other Investments $1,187,233,816
Total Investments at Value $6,222,828,356
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,698,016 26,698,016 – –
Total Asset Derivatives $26,698,016 $26,698,016 $– $–
Liability Derivatives
Futures Contracts 47,427,682 47,427,682 – –
Total Liability Derivatives $47,427,682 $47,427,682 $– $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling $49,117,618 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 295 December 2023 $ 32,556,834 ( $ 678,397)
CBOT 2-Yr. U.S. Treasury Note 529 December 2023 107,710,748 (476,661)
CBOT 5-Yr. U.S. Treasury Note 516 December 2023 54,958,500 (593,059)
CBOT U.S. Long Bond 226 December 2023 27,207,778 (1,493,216)
CME E-mini S&P 500 Index 4,746 December 2023 1,066,911,492 (40,470,342)
CME Ultra Long Term U.S. Treasury Bond 238 December 2023 30,429,366 (2,181,741)
ICE mini MSCI EAFE Index 153 December 2023 16,064,550 (447,075)
ICE US mini MSCI Emerging Markets Index 318 December 2023 15,576,812 (384,362)
Ultra 10-Yr. U.S. Treasury Note 198 December 2023 22,792,204 (702,829)
Total Futures Long Contracts $ 1,374,208,284 ( $ 47,427,682)
CME E-mini Russell 2000 Index (2,113) December 2023 ( $ 198,279,568) $ 8,257,478
CME E-mini S&P Mid-Cap 400 Index (1,973) December 2023 (513,924,452) 16,649,532
CME Euro Foreign Exchange Currency (453) December 2023 (60,915,852) 822,571
Eurex Euro STOXX 50 Index (1,344) December 2023 (60,477,575) 968,435
Total Futures Short Contracts ( $ 833,597,447) $26,698,016
Total Futures Contracts $ 540,610,837 ($20,729,666)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $54,641 $2,518 $1,338 $54,560 7,363 0.9%
Core Emerging Markets Equity 105,560 – – 108,160 13,000 1.7
Core International Equity 35,837 22,000 – 60,480 6,414 1.0
Core Low Volatility Equity 238,778 – 133,000 110,162 9,836 1.8
Core Mid Cap Value – 99,989 – 103,139 10,622 1.7
Core Small Cap Value 100,236 – – 98,701 10,967 1.6
Global Stock 460,750 6,336 – 505,270 40,949 8.1
High Yield 33,656 1,550 – 35,434 8,892 0.6
Income 108,358 3,398 732 108,764 13,134 1.7
International Allocation 498,134 11,886 87,000 443,847 51,895 7.1
International Index 40,419 912 – 42,961 3,580 0.7
Large Cap Value 644,212 44,937 – 659,275 33,084 10.5
Limited Maturity Bond 66,028 1,568 1,038 67,040 7,133 1.1
Mid Cap Stock 451,103 25,425 – 472,236 26,196 7.5
Small Cap Stock 154,297 21,665 – 155,989 9,778 2.5
Total U.S. Affiliated Registered Investment
Companies 2,992,009 3,026,018 48.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 611,575 917,386 883,995 644,966 64,497 10.3
Total Affiliated Short-Term Investments 611,575 644,966 10.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,379 389,529 389,843 7,065 7,065 0.1
Total Collateral Held for Securities Loaned 7,379 7,065 0.1
Total Value $3,610,963 $3,678,049
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($421) ($840) $ – $2,519
Core Emerging Markets Equity – 2,600 – –
Core International Equity – 2,643 – –
Core Low Volatility Equity 8,947 (4,563) – –
Core Mid Cap Value Fund – 3,150 – –
Core Small Cap Value Fund – (1,535) – –
Global Stock – 38,184 – 6,334
High Yield – 228 – 1,549
Income (133) (2,127) – 3,397
International Allocation (33,656) 54,483 – 11,886
International Index – 1,630 – 912
Large Cap Value – (29,874) 33,442 11,495
Limited Maturity Bond (40) 522 – 1,568
Mid Cap Stock – (4,292) 23,417 2,009
Small Cap Stock – (19,973) 20,683 982
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 24,677
Total Income/Non Income Cash from Affiliated
Investments $67,328
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 74
Total Affiliated Income from Securities Loaned, Net $74
Total Value ($25,303) $40,236 $ 77,542

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.4% )
a
Value
Basic Materials (0.1%)
Grinding Media, Inc., Term Loan
$ 370,717
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
$ 367,010
INEOS US Petrochem, LLC, Term
Loan
972,612
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
967,263
Lummus Technology Holdings V,
LLC, Term Loan
338,747
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
337,588
Nouryon USA, LLC, Term Loan
668,776
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
667,659
Spectrum Group Buyer, Inc., Term
Loan
333,840
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
320,737
Total 2,660,257
Capital Goods (0.3%)
Ali Group North America
Corporation, Term Loan
490,998
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
490,315
Brookfield WEC Holdings, Inc.,
Term Loan
804,725
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
803,792
BW Holding, Inc., Term Loan
349,546
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
312,969
Chart Industries, Inc., Term Loan
303,039
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
303,039
Charter Next Generation, Inc.,
Term Loan
879,728
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
870,931
Clydesdale Acquisition Holdings,
Inc., Term Loan
932,556
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
918,839
Cornerstone Building Brands, Inc.,
Term Loan
887,572
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
863,723
Emerald Debt Merger Sub, LLC,
Term Loan
694,595
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
693,296
EnergySolutions, LLC, Term Loan
243,842
0.000%,  (TSFR1M +
4.000%), 9/18/2030
b,c,d,e
242,013
Foley Products Company, LLC,
Term Loan
299,920
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
298,358
Proampac PG Borrower, LLC, Term
Loan
486,755
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
483,591
Principal
Amount Bank Loans (2.4%)
a
Value
Capital Goods (0.3%) - continued
Quikrete Holdings, Inc., Term Loan
$ 287,018
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 286,300
783,075
8.181%,  (TSFR1M +
2.750%), 3/18/2029
b
782,629
Smyrna Ready Mix Concrete, LLC,
Term Loan
660,225
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
661,050
TK Elevator U.S. Newco, Inc., Term
Loan
550,461
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
548,809
TransDigm, Inc., Term Loan
1,427,029
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
1,426,801
Vertiv Group Corporation, Term
Loan
540,443
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
539,286
Total 10,525,741
Communications Services (0.4%)
Altice France SA/France, Term
Loan
1,128,219
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
1,018,500
CCI Buyer, Inc., Term Loan
434,543
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
428,299
Cengage Learning, Inc., Term
Loan
360,125
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
357,965
Charter Communications
Operating, LLC, Term Loan
1,355,876
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
1,353,680
Clear Channel Outdoor Holdings,
Inc., Term Loan
988,101
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
958,043
CMG Media Corporation, Term
Loan
643,500
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
587,194
Crown Subsea Communications
Holding, Inc., Term Loan
331,700
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
332,254
456,266
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
457,406
CSC Holdings, LLC, Term Loan
508,283
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
459,147
DIRECTV Financing, LLC, Term
Loan
1,224,503
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
1,195,250
Intelsat Jackson Holdings SA,
Term Loan
644,247
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
642,198

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.4%)
a
Value
Communications Services (0.4%) - continued
Level 3 Financing, Inc., Term Loan
$ 567,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
$ 534,539
Lumen Technologies, Inc., Term
Loan
694,739
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
493,466
McGraw-Hill Education, Inc., Term
Loan
627,200
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
613,740
MH Sub I, LLC, Term Loan
835,266
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
806,942
NEP Group, Inc., Term Loan
360,020
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
347,196
Playtika Holding Corporation, Term
Loan
434,543
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
433,731
Radiate Holdco, LLC, Term Loan
707,681
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
577,170
RLG Holdings, LLC, Term Loan
349,543
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
327,696
SBA Senior Finance II, LLC, Term
Loan
456,167
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
455,697
UPC Financing Partnership, Term
Loan
332,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
326,605
Virgin Media Bristol, LLC, Term
Loan
824,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
799,387
Zayo Group Holdings, Inc., Term
Loan
696,000
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
566,760
Ziggo Financing Partnership, Term
Loan
556,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
542,562
Total 14,615,427
Consumer Cyclical (0.4%)
1011778 B.C., ULC, Term Loan
1,348,519
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
1,342,626
AlixPartners, LLP, Term Loan
381,091
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
380,520
Allied Universal Holdco, LLC, Term
Loan
1,345,273
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
1,297,421
Alterra Mountain Company, Term
Loan
423,677
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
422,266
Principal
Amount Bank Loans (2.4%)
a
Value
Consumer Cyclical (0.4%) - continued
Arches Buyer, Inc., Term Loan
$ 232,602
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
$ 227,368
Caesars Entertainment, Inc., Term
Loan
831,820
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
831,304
Carnival Corporation, Term Loan
428,315
8.327%,  (TSFR1M +
3.000%), 8/8/2027
b
426,708
426,657
8.681%,  (TSFR1M +
3.250%), 10/18/2028
b
423,991
Cinemark USA, Inc., Term Loan
360,532
9.089%,  (TSFR1M +
3.750%), 5/24/2030
b
359,707
Clarios Global, LP, Term Loan
753,623
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
751,272
Delta 2 Lux SARL, Term Loan
803,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
802,197
Ensemble RCM, LLC, Term Loan
301,430
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b
301,538
Fertitta Entertainment, LLC/NV,
Term Loan
328,663
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
324,966
First Brands Group, LLC, Term
Loan
433,664
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
427,159
GoDaddy Operating Company,
LLC, Term Loan
530,994
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
531,159
Great Outdoors Group, LLC, Term
Loan
752,323
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
749,773
Harbor Freight Tools USA, Inc.,
Term Loan
668,842
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
663,063
IRB Holding Corporation, Term
Loan
775,098
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
771,517
Light & Wonder International, Inc.,
Term Loan
815,739
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
814,720
Petco Health & Wellness
Company, Inc., Term Loan
347,655
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
343,309
PetSmart, LLC, Term Loan
1,061,873
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
1,057,509
Pilot Travel Centers, LLC, Term
Loan
908,384
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
906,758

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.4%)
a
Value
Consumer Cyclical (0.4%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 1,079,924
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
$ 1,077,969
Scientific Games Holdings, LP,
Term Loan
550,440
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
546,769
Staples, Inc., Term Loan
530,842
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
454,358
Stars Group Holdings BV, Term
Loan
317,758
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
317,329
Uber Technologies, Inc., Term
Loan
391,727
8.159%,  (TSFR1M +
2.750%), 3/3/2030
b
391,370
UFC Holdings, LLC, Term Loan
530,303
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
529,460
Total 17,474,106
Consumer Non-Cyclical (0.4%)
AI Aqua Merger Sub, Inc., Term
Loan
794,320
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
785,511
Alltech, Inc., Term Loan
328,358
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
316,455
Amneal Pharmaceuticals, LLC,
Term Loan
733,055
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
718,394
Bausch + Lomb Corporation, Term
Loan
847,419
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
822,471
315,883
0.000%,  (TSFR1M +
4.000%), 9/14/2028
b,c,d,e
311,540
Chobani, LLC, Term Loan
338,906
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
338,588
DaVita, Inc., Term Loan
271,756
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
268,191
Elanco Animal Health, Inc., Term
Loan
428,669
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
420,036
Froneri U.S., Inc., Term Loan
826,458
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
819,598
Gainwell Acquisition Corporation,
Term Loan
1,176,527
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
1,146,007
ICON Luxembourg SARL, Term
Loan
858,566
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
857,879
Principal
Amount Bank Loans (2.4%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 1,068,864
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
$ 1,067,827
LifePoint Health, Inc., Term Loan
406,326
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
394,136
1,075,261
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
1,071,680
Medline Borrower, LP, Term Loan
1,960,100
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
1,953,632
Organon & Company, Term Loan
984,223
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
981,270
Packaging Coordinators Midco,
Inc., Term Loan
322,519
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
320,807
Phoenix Newco, Inc., Term Loan
743,625
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
737,713
PRA Health Sciences, Inc., Term
Loan
213,912
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
213,741
Reynolds Consumer Products,
LLC, Term Loan
616,362
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
615,314
Select Medical Corporation, Term
Loan
544,635
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
542,593
Sotera Health Holdings, LLC, Term
Loan
676,700
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
669,764
Star Parent, Inc., Term Loan
752,400
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
734,741
Total 16,107,888
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
540,443
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
539,632
CQP Holdco, LP, Term Loan
1,079,952
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
1,079,703
GIP II Blue Holding, LP, Term Loan
187,302
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
187,536
GIP III Stetson I, LP, Term Loan
289,493
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
289,192
Oryx Midstream Services Permian
Basin, LLC, Term Loan
249,064
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
248,676
Total 2,344,739

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.4%)
a
Value
Financials (0.2%)
Acrisure, LLC, Term Loan
$ 508,728
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
$ 500,914
Alliant Holdings Intermediate, LLC,
Term Loan
211,840
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
211,376
AmWINS Group, Inc., Term Loan
815,618
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
809,966
Asurion, LLC, Term Loan
645,042
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
630,529
433,875
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
418,689
83,560
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
81,053
Edelman Financial Engines Center,
LLC, Term Loan
222,722
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
220,105
First Eagle Holdings, Inc., Term
Loan
222,624
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
220,478
FleetCor Technologies Operating
Company, LLC, Term  Loan
434,559
7.166%,  (TSFR1M +
1.750%), 4/30/2028
b
432,682
Focus Financial Partners, LLC,
Term Loan
371,188
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
369,900
Howden Group Holdings, Ltd.,
Term Loan
222,710
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
221,763
HUB International, Ltd., Term Loan
959,500
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
961,103
Hudson River Trading, LLC, Term
Loan
232,614
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
230,911
Jane Street Group, LLC, Term
Loan
434,532
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
432,902
Sedgwick Claims Management
Services, Inc., Term Loan
362,180
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
361,231
Trans Union, LLC, Term Loan
674,501
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
673,577
USI, Inc./NY, Term Loan
804,870
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
803,639
VFH Parent, LLC, Term Loan
328,680
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
325,735
Total 7,906,553
Principal
Amount Bank Loans (2.4%)
a
Value
Technology (0.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
$ 540,526
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
$ 532,083
AthenaHealth Group, Inc., Term
Loan
1,044,005
8.568%,  (PRIME + 3.250%),
2/15/2029
b
1,022,801
Boxer Parent Company, Inc., Term
Loan
825,250
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
823,996
Central Parent, Inc., Term Loan
966,695
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
966,173
Cloud Software Group, Inc., Term
Loan
586,055
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
562,736
Coherent Corporation, Term Loan
499,127
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
496,946
CommScope, Inc., Term Loan
327,892
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
298,546
CoreLogic, Inc., Term Loan
426,734
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
393,483
Cornerstone OnDemand, Inc.,
Term Loan
592,980
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
562,590
Dcert Buyer, Inc., Term Loan
656,200
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
651,206
Dun & Bradstreet Corporation,
Term Loan
646,168
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
644,753
Entegris, Inc., Term Loan
459,901
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
459,758
Gen Digital, Inc., Term Loan
624,174
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
621,677
Genesys Cloud Services Holdings
II, LLC, Term Loan
541,832
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
541,832
GTCR W Merger Sub, LLC, Term
Loan
1,029,600
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
1,028,848
Informatica, LLC, Term Loan
540,513
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
538,151
Magenta Buyer, LLC, Term Loan
584,538
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
433,207
McAfee Corporation, Term Loan
1,112,732
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
1,085,258

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.4%)
a
Value
Technology (0.5%) - continued
Mitchell International, Inc., Term
Loan
$ 678,115
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
$ 666,052
MKS Instruments, Inc., Term Loan
974,160
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
972,592
Open Text Corporation, Term Loan
837,670
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
837,293
Peraton Corporation, Term Loan
1,678,410
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
1,673,173
Polaris Newco, LLC, Term Loan
974,061
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
931,270
Proofpoint, Inc., Term Loan
720,665
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
713,956
RealPage, Inc., Term Loan
550,384
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
543,504
Tempo Acquisition, LLC, Term
Loan
529,630
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
529,630
UKG, Inc., Term Loan
1,154,252
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
1,150,050
Verscend Holding Corporation,
Term Loan
794,772
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
793,922
Total 20,475,486
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,250,295
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
1,286,554
Air Canada, Term Loan
1,027,441
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
1,027,225
Apple Bidco, LLC, Term Loan
341,462
8.181%,  (TSFR1M +
2.750%), 9/23/2028
b
338,731
Brown Group Holding, LLC, Term
Loan
434,251
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
429,817
Genesee & Wyoming, Inc., Term
Loan
540,400
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
539,216
Mileage Plus Holdings, LLC, Term
Loan
491,250
10.798%,  (TSFR3M +
5.250%), 6/20/2027
b
509,726
SkyMiles IP, Ltd., Term Loan
982,600
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
1,016,627
Principal
Amount Bank Loans (2.4%)
a
Value
Transportation (0.1%) - continued
United Airlines, Inc., Term Loan
$ 740,410
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
$ 740,580
Total 5,888,476
Utilities (<0.1%)
PG&E Corporation, Term Loan
794,502
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
793,954
Total 793,954
Total Bank Loans
(cost $98,612,485) 98,792,627
Principal
Amount Long-Term Fixed Income ( 37.3% ) Value
Asset-Backed Securities (1.1%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
1,616,947
720 East CLO I, Ltd.
2,100,000
8.576%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,f
2,111,926
750,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
755,711
Access Group, Inc.
219,929
5.929%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,f
216,056
Affirm Asset Securitization Trust
900,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
f
895,518
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
f
915,909
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
1,204,841
Ares XL CLO, Ltd.
2,100,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
2,055,629
CarVal CLO II, Ltd.
1,225,000
7.588%,  (TSFR3M +
2.262%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,207,217
CarVal CLO VIII-C, Ltd.
1,500,000
7.646%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,f
1,508,255
1,000,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
1,005,671
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
1,085,840
Commonbond Student Loan Trust
201,811
5.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
196,566

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Asset-Backed Securities (1.1%) - continued
Dryden 36 Senior Loan Fund
$ 1,800,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
$ 1,772,356
Foundation Finance Trust
843,532
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
743,797
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
2,040,842
Goodgreen
1,501,679
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
1,345,440
Home Partners of America Trust
2,502,890
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,201,045
2,058,523
2.078%,  9/17/2041, Ser.
2021-1, Class C
f
1,677,537
Laurel Road Prime Student Loan
Trust
37,688
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
37,304
718,835
Zero Coupon,  11/25/2043,
Ser. 2018-D, Class A
b,f
666,372
Longfellow Place CLO, Ltd.
950,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
947,361
Mercury Financial Credit Card
Master Trust
2,600,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
f
2,488,840
National Collegiate Trust
572,534
5.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
554,424
Oak Street Investment
1,711,061
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,516,738
Preston Ridge Partners Mortgage
Trust, LLC
1,335,265
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,257,593
Pretium Mortgage Credit Partners,
LLC
1,166,013
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
1,132,986
674,149
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
650,555
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,066,662
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
766,404
Saxon Asset Securities Trust
860,035
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
713,666
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,338,453
Principal
Amount Long-Term Fixed Income (37.3%) Value
Asset-Backed Securities (1.1%) - continued
VCAT Asset Securitization, LLC
$ 1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
$ 1,036,130
Vericrest Opportunity Loan
Transferee
1,014,972
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
942,926
764,490
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
711,252
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
680,493
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
621,596
Wind River CLO, Ltd.
1,275,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
1,266,733
Total 42,953,591
Basic Materials (0.3%)
Alcoa Nederland Holding BV
393,000 5.500%,  12/15/2027
f
373,308
Anglo American Capital plc
675,000 3.875%,  3/16/2029
f
604,866
ATI, Inc.
272,000 7.250%,  8/15/2030 269,960
Cascades, Inc./Cascades USA,
Inc.
290,000 5.125%,  1/15/2026
f
277,604
Chemours Company
420,000 5.750%,  11/15/2028
f
364,518
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027
h
342,652
230,000 4.625%,  3/1/2029
f,h
200,345
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
568,460
EIDP, Inc.
536,000 4.500%,  5/15/2026 522,077
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
f
694,589
FMC Corporation
519,000 5.150%,  5/18/2026 504,227
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
f
321,719
765,000 4.000%,  3/27/2027
f
718,070
515,000 6.125%,  10/6/2028
e,f
514,116
Hecla Mining Company
175,000 7.250%,  2/15/2028 169,311
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
383,586
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
302,000 9.000%,  7/1/2028
f
285,224
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
f
501,983
Methanex Corporation
385,000 4.250%,  12/1/2024 374,712
Mineral Resources, Ltd.
82,000 9.250%,  10/1/2028
f
82,820
Mosaic Company
630,000 4.050%,  11/15/2027
h
591,359

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Basic Materials (0.3%) - continued
Novelis Corporation
$ 160,000 3.250%,  11/15/2026
f
$ 142,895
210,000 4.750%,  1/30/2030
f
181,744
160,000 3.875%,  8/15/2031
f
127,774
Nutrien, Ltd.
268,000 4.900%,  3/27/2028 258,839
OCI NV
278,000 4.625%,  10/15/2025
f
262,836
Olin Corporation
580,000 5.125%,  9/15/2027 542,306
SCIL IV, LLC/SCIL USA Holdings,
LLC
423,000 5.375%,  11/1/2026
f
386,503
SNF Group SACA
409,000 3.375%,  3/15/2030
f
330,105
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
372,180
Taseko Mines, Ltd.
298,000 7.000%,  2/15/2026
f
278,371
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
265,630
United States Steel Corporation
438,000 6.875%,  3/1/2029 430,578
Total 12,245,267
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
f
360,169
AECOM
645,000 5.125%,  3/15/2027 610,882
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
438,269
ARD Finance SA
131,000 6.500%,  6/30/2027
f
98,832
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
280,000 5.250%,  8/15/2027
f
233,659
294,000 5.250%,  8/15/2027
f,h
245,342
Boeing Company
1,137,000 5.930%,  5/1/2060 1,020,933
551,000 5.040%,  5/1/2027 537,975
1,250,000 5.705%,  5/1/2040 1,153,253
Bombardier, Inc.
39,000 7.125%,  6/15/2026
f
37,785
520,000 7.875%,  4/15/2027
f
507,388
350,000 6.000%,  2/15/2028
f
317,519
Brand Industrial Services, Inc.
131,000 10.375%,  8/1/2030
f
131,202
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
236,276
Canpack SA/Canpack US, LLC
540,000 3.125%,  11/1/2025
f
498,140
Carrier Global Corporation
762,000 2.700%,  2/15/2031 617,683
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
f
413,252
Clean Harbors, Inc.
548,000 6.375%,  2/1/2031
f
532,859
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
f
51,138
110,000 8.750%,  4/15/2030
f
94,342
Principal
Amount Long-Term Fixed Income (37.3%) Value
Capital Goods (0.7%) - continued
CNH Industrial NV
$ 365,000 3.850%,  11/15/2027 $ 339,714
Cornerstone Building Brands, Inc.
283,000 6.125%,  1/15/2029
f
214,541
Covanta Holding Corporation
208,000 4.875%,  12/1/2029
f
170,643
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f,h
297,972
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 358,295
Emerald Debt Merger Sub, LLC
414,000 6.625%,  12/15/2030
f
398,547
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
f
296,207
550,000 3.500%,  9/1/2028
f
473,501
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
595,164
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
330,979
Howmet Aerospace, Inc.
900,000 3.000%,  1/15/2029 761,813
805,000 5.950%,  2/1/2037 755,843
Ingersoll Rand, Inc.
128,000 5.700%,  8/14/2033 123,535
John Deere Capital Corporation
325,000 4.950%,  7/14/2028 320,511
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 705,395
284,000 6.150%,  9/1/2036 297,913
Mauser Packaging Solutions
Holding Company
216,000 9.250%,  4/15/2027
f
188,802
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
f
183,426
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
f
202,050
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
f
372,938
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
f
476,450
Nordson Corporation
512,000 5.600%,  9/15/2028 507,084
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 696,160
OI European Group BV
444,000 4.750%,  2/15/2030
f
386,216
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
f
215,449
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
277,651
Parker-Hannifin Corporation
1,341,000 4.500%,  9/15/2029 1,269,284
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
392,807
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026
f
662,531
Republic Services, Inc.
510,000 2.900%,  7/1/2026 476,942
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
f
270,091

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Capital Goods (0.7%) - continued
RTX Corporation
$ 414,000 4.125%,  11/16/2028 $ 386,037
775,000 4.450%,  11/16/2038 652,018
Sealed Air Corporation
345,000 6.125%,  2/1/2028
f
334,140
Silgan Holdings, Inc.
164,000 4.125%,  2/1/2028 146,723
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
f
567,929
Textron, Inc.
710,000 3.375%,  3/1/2028 642,010
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
180,000 7.750%,  4/15/2026
f
176,400
Trane Technologies Financing, Ltd.
375,000 3.500%,  3/21/2026 355,929
TransDigm, Inc.
438,000 6.250%,  3/15/2026
f
430,370
1,271,000 5.500%,  11/15/2027 1,190,101
Triumph Group, Inc.
353,000 9.000%,  3/15/2028
f
349,049
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 378,312
360,000 4.000%,  7/15/2030 306,800
Veralto Corporation
507,000 5.350%,  9/18/2028
f
501,265
Waste Management, Inc.
515,000 4.875%,  2/15/2034 487,382
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
191,424
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
f
562,717
Total 28,813,958
Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust
635,697
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 347,168
BINOM Securitization Trust
1,025,389
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
860,645
CHNGE Mortgage Trust
2,086,850
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
2,075,200
2,350,593
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
2,288,000
Citicorp Mortgage Securities, Inc.
1,063,911
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 905,733
COLT Mortgage Loan Trust
2,003,599
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
1,641,356
Countrywide Alternative Loan Trust
773,677
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
624,138
1,107,901
7.000%,  10/25/2037, Ser.
2007-24, Class A10 400,121
Countrywide Home Loans, Inc.
187,019
5.750%,  4/25/2037, Ser.
2007-3, Class A27 84,584
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,f
1,094,787
Principal
Amount Long-Term Fixed Income (37.3%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
$ 1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,f
$ 1,584,234
1,209,118
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
1,180,148
1,160,859
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
918,558
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
81,101
6.000%,  10/25/2023, Ser.
2006-AR5, Class 23A 41,840
Federal Home Loan Mortgage
Corporation - REMIC
4,103,334
4.000%,  1/25/2051, Ser.
5249, Class LA 3,871,230
1,153,977
3.000%,  2/15/2033, Ser.
4170, Class IG
i
98,217
1,297,934
3.000%,  3/15/2033, Ser.
4180, Class PI
i
131,616
3,345,407
4.500%,  10/15/2033, Ser.
2695, Class BH 3,215,243
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,962,881
Federal National Mortgage
Association - REMIC
3,059,870
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,915,529
1,837,759
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,728,685
1,580,932
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
59,235
7,392,263
5.250%,  7/25/2039, Ser.
2022-72, Class CB 7,272,502
3,129,236
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,024,747
Flagstar Mortgage Trust
1,153,268
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
957,338
GCAT Trust
1,570,291
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,319,898
GS Mortgage-Backed Securities
Trust
2,566,098
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,f
2,024,813
J.P. Morgan Mortgage Trust
2,257,936
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,f
1,703,771
1,583,072
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,231,216
LHOME Mortgage Trust
510,410
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
507,832
610,727
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
600,788
Mello Mortgage Capital
Acceptance
2,252,451
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
1,699,632
Merrill Lynch Alternative Note
Asset Trust
185,350
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 70,334

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
New Residential Mortgage Loan
Trust
$ 4,269,076
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
$ 3,221,316
New York Mortgage Trust
1,723,153
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
1,707,069
Onslow Bay Financial, LLC
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,f
1,141,690
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,346,616
Residential Accredit Loans, Inc.
Trust
503,072
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 415,219
Residential Asset Securitization
Trust
1,621,818
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 979,159
ROC Securities Trust Series
2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,946,008
Sequoia Mortgage Trust
567,717
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
385,697
Toorak Mortgage Corporation, Ltd.
1,525,866
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,483,677
TRK Trust
1,509,399
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
1,219,003
Vericrest Opportunity Loan
Transferee
1,053,312
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
996,743
Verus Securitization Trust
911,722
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
735,802
Total 66,020,018
Commercial Mortgage-Backed Securities (1.7%)
BANK 2022-BNK39
9,703,749
0.533%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
260,141
BANK5 2023-5YR2
2,000,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
b
2,024,647
BBCMS Mortgage Trust
5,384,285
0.839%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
213,946
2,200,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 2,128,973
17,273,281
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
1,303,062
14,304,190
1.949%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,230,073
Benchmark Mortgage Trust
2,470,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,948,620
Principal
Amount Long-Term Fixed Income (37.3%) Value
Commercial Mortgage-Backed Securities (1.7%)
- continued
BFLD Trust
$ 825,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
$ 485,729
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
7,500,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,j
6,321,876
4,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,j
4,163,561
7,500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
6,580,258
650,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,j
577,756
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,j
6,394,914
10,000,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,j
8,928,710
9,050,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,j
8,094,867
2,700,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,j
2,516,440
6,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
j
5,518,424
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,225,000
4.500%,  11/25/2033, Ser.
K159, Class A2 1,152,528
1,750,000
4.500%,  12/25/2033, Ser.
K160, Class A2 1,638,958
MIRA Trust
2,200,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
f
2,154,703
Morgan Stanley Capital I Trust
14,737,250
1.960%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,342,110
MSWF Commercial Mortgage Trust
1,430,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,408,457
SCOTT Trust
2,400,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
2,326,304
Total 68,715,057
Communications Services (1.1%)
Activision Blizzard, Inc.
1,071,000 2.500%,  9/15/2050 637,772
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
f
212,201
Altice Financing SA
190,000 5.750%,  8/15/2029
f
155,711
Altice France SA/France
200,000 8.125%,  2/1/2027
f
177,359
381,000 5.125%,  7/15/2029
f
270,855
346,000 5.500%,  10/15/2029
f
248,814
AMC Networks, Inc.
170,000 5.000%,  4/1/2024 167,652
530,000 4.250%,  2/15/2029 325,205

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Communications Services (1.1%) - continued
American Tower Corporation
$ 450,000 3.375%,  10/15/2026 $ 418,936
360,000 5.500%,  3/15/2028 353,192
505,000 5.800%,  11/15/2028 501,199
660,000 2.900%,  1/15/2030 548,340
401,000 5.650%,  3/15/2033 385,468
AT&T, Inc.
805,000 3.650%,  6/1/2051 519,059
1,129,000 3.500%,  9/15/2053 697,552
558,000 2.300%,  6/1/2027 494,079
996,000 4.350%,  3/1/2029 926,900
522,000 5.400%,  2/15/2034 488,539
1,026,000 4.900%,  8/15/2037 888,809
CCO Holdings, LLC/CCO Holdings
Capital Corporation
130,000 5.500%,  5/1/2026
f
125,570
640,000 5.125%,  5/1/2027
f
596,298
328,000 5.000%,  2/1/2028
f
297,869
71,000 6.375%,  9/1/2029
f
66,205
770,000 4.750%,  3/1/2030
f
646,377
510,000 4.500%,  8/15/2030
f
418,615
220,000 4.250%,  2/1/2031
f
175,128
96,000 4.750%,  2/1/2032
f
76,800
350,000 4.250%,  1/15/2034
f
257,697
Cengage Learning, Inc.
17,000 9.500%,  6/15/2024
f
17,014
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
803,000 4.200%,  3/15/2028 737,024
1,225,000 3.500%,  6/1/2041 774,664
Cimpress plc
272,000 7.000%,  6/15/2026 254,568
Clear Channel Outdoor Holdings,
Inc.
81,000 7.500%,  6/1/2029
f,h
61,935
Clear Channel Worldwide
Holdings, Inc.
646,000 5.125%,  8/15/2027
f
573,643
Comcast Corporation
803,000 5.350%,  5/15/2053 732,177
690,000 2.887%,  11/1/2051 406,645
672,000 4.250%,  10/15/2030 619,026
690,000 4.400%,  8/15/2035 609,447
1,115,000 4.750%,  3/1/2044 935,960
Connect Finco SARL/Connect US
Finco, LLC
212,000 6.750%,  10/1/2026
f
197,732
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
781,547
402,000 6.500%,  2/1/2029
f
333,031
86,000 4.125%,  12/1/2030
f
60,863
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,529,165
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
756,000 5.875%,  8/15/2027
f
668,440
Discovery Communications, LLC
1,001,000 4.900%,  3/11/2026 976,996
DISH DBS Corporation
143,000 5.875%,  11/15/2024 133,103
194,000 5.250%,  12/1/2026
f
164,871
Principal
Amount Long-Term Fixed Income (37.3%) Value
Communications Services (1.1%) - continued
$ 142,000 7.375%,  7/1/2028 $ 89,473
261,000 5.750%,  12/1/2028
f
200,644
218,000 5.125%,  6/1/2029 120,855
DISH Network Corporation
198,000 11.750%,  11/15/2027
f
199,478
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
f
415,627
167,000 6.750%,  5/1/2029
f,h
128,486
103,000 8.750%,  5/15/2030
f
97,796
GCI, LLC
405,000 4.750%,  10/15/2028
f
349,312
Gray Escrow II, Inc.
571,000 5.375%,  11/15/2031
f
373,684
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
261,676
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 230,850
Iliad Holding SASU
510,000 6.500%,  10/15/2026
f
479,152
Lamar Media Corporation
223,000 3.625%,  1/15/2031 181,602
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
297,594
Level 3 Financing, Inc.
629,000 4.625%,  9/15/2027
f
452,356
320,000 4.250%,  7/1/2028
f
199,371
198,000 10.500%,  5/15/2030
f
199,304
McGraw-Hill Education, Inc.
302,000 5.750%,  8/1/2028
f
260,551
29,000 8.000%,  8/1/2029
f
25,157
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 380,477
536,000 4.800%,  5/15/2030 522,086
1,073,000 3.850%,  8/15/2032 951,960
Netflix, Inc.
450,000 5.875%,  11/15/2028 452,547
480,000 5.375%,  11/15/2029
f
468,351
450,000 4.875%,  6/15/2030
f
426,019
News Corporation
395,000 3.875%,  5/15/2029
f
339,700
NTT Finance Corporation
940,000 4.372%,  7/27/2027
f
905,469
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 503,417
330,000 4.200%,  6/1/2030 295,577
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
224,000 6.250%,  6/15/2025
f
219,458
164,000 4.625%,  3/15/2030
f,h
128,922
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
f
290,580
Radiate Holdco, LLC/Radiate
Finance, Inc.
235,000 6.500%,  9/15/2028
f
123,375
Scripps Escrow II, Inc.
156,000 3.875%,  1/15/2029
f
117,318
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
488,669
295,000 4.000%,  7/15/2028
f
251,803

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Communications Services (1.1%) - continued
Sprint Capital Corporation
$ 1,308,000 8.750%,  3/15/2032 $ 1,513,155
Take-Two Interactive Software, Inc.
533,000 4.950%,  3/28/2028 515,124
TEGNA, Inc.
586,000 4.625%,  3/15/2028 506,890
Telecom Italia Capital SA
126,000 6.000%,  9/30/2034 105,056
Telecom Italia SPA/Milano
173,000 5.303%,  5/30/2024
f
170,092
Telesat Canada/Telesat, LLC
215,000 4.875%,  6/1/2027
f,h
139,322
80,000 6.500%,  10/15/2027
f
40,800
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 830,788
900,000 4.375%,  4/15/2040 723,175
United States Cellular Corporation
360,000 6.700%,  12/15/2033 350,100
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
529,000 4.750%,  4/15/2028
f
431,972
Univision Communications, Inc.
420,000 6.625%,  6/1/2027
f
391,157
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 436,409
2,342,000 2.650%,  11/20/2040 1,482,529
1,219,000 3.400%,  3/22/2041 864,199
VTR Finance NV
270,000 6.375%,  7/15/2028
f
100,774
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
f
440,696
Warnermedia Holdings, Inc.
939,000 5.141%,  3/15/2052 697,715
805,000 4.054%,  3/15/2029 717,224
805,000 5.050%,  3/15/2042 622,578
YPSO Finance BIS SA
176,000 10.500%,  5/15/2027
f
109,768
Total 44,264,271
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
640,000 4.375%,  1/15/2028
f
576,863
Adient Global Holdings, Ltd.
225,000 4.875%,  8/15/2026
f
212,207
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
230,000 6.625%,  7/15/2026
f
217,934
235,000 6.000%,  6/1/2029
f
175,190
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
330,000 4.625%,  6/1/2028
f
275,009
285,000 4.625%,  6/1/2028
f
236,606
Allison Transmission, Inc.
224,000 3.750%,  1/30/2031
f
181,082
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 571,937
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027 626,624
Arko Corporation
264,000 5.125%,  11/15/2029
f
212,927
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.1%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 260,000 4.625%,  8/1/2029
f
$ 219,405
160,000 4.625%,  4/1/2030
f
130,975
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
336,136
Boyne USA, Inc.
150,000 4.750%,  5/15/2029
f
131,198
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
370,000 6.250%,  9/15/2027
f
333,118
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
599,678
135,000 8.125%,  7/1/2027
f
135,644
426,000 4.625%,  10/15/2029
f
360,848
Carnival Corporation
262,000 7.625%,  3/1/2026
f
254,869
647,000 5.750%,  3/1/2027
f
585,680
162,000 4.000%,  8/1/2028
f
140,466
Cedar Fair, LP
388,000 5.250%,  7/15/2029 337,211
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
239,041
164,000 6.750%,  5/1/2031
f
154,980
Cinemark USA, Inc.
463,000 5.875%,  3/15/2026
f,h
444,536
Clarios Global, LP/Clarios US
Finance Company, Inc.
205,000 8.500%,  5/15/2027
f,h
204,412
409,000 6.750%,  5/15/2028
f
399,286
D.R. Horton, Inc.
274,000 2.600%,  10/15/2025 256,381
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
749,549
Expedia Group, Inc.
1,275,000 3.250%,  2/15/2030 1,078,399
Ford Motor Company
636,000 3.250%,  2/12/2032 490,142
359,000 6.100%,  8/19/2032
h
338,147
Ford Motor Credit Company, LLC
859,000 2.300%,  2/10/2025 805,714
1,100,000 4.134%,  8/4/2025 1,042,892
690,000 2.700%,  8/10/2026 615,732
300,000 7.350%,  3/6/2030 303,803
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
249,615
General Motors Company
700,000 6.125%,  10/1/2025 699,394
1,150,000 6.800%,  10/1/2027 1,173,590
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 397,620
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 962,636
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029 232,557
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
f,h
110,301
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f,h
336,451

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.1%) - continued
Hilton Domestic Operating
Company, Inc.
$ 507,000 4.875%,  1/15/2030 $ 461,409
163,000 3.625%,  2/15/2032
f
131,410
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
263,000 5.000%,  6/1/2029
f
228,138
Home Depot, Inc.
555,000 5.400%,  9/15/2040 531,255
840,000 4.250%,  4/1/2046 674,103
700,000 3.900%,  6/15/2047 534,427
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
f
837,775
Hyundai Capital Services, Inc.
535,000 2.125%,  4/24/2025
f
503,347
International Game Technology plc
445,000 5.250%,  1/15/2029
f
410,072
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
f
197,912
Jaguar Land Rover Automotive plc
432,000 5.500%,  7/15/2029
f
369,358
KB Home
360,000 4.800%,  11/15/2029 316,800
Kia Corporation
405,000 2.375%,  2/14/2025
f
386,271
Kohl's Corporation
653,000 4.625%,  5/1/2031 438,842
715,000 5.550%,  7/17/2045 402,095
L Brands, Inc.
600,000 6.625%,  10/1/2030
f
562,506
140,000 6.875%,  11/1/2035 125,032
Lennar Corporation
930,000 4.750%,  5/30/2025 909,808
Light & Wonder International, Inc.
490,000 7.250%,  11/15/2029
f
480,200
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 487,179
1,350,000 2.625%,  4/1/2031 1,092,010
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f,h
341,480
Marriott International, Inc./MD
885,000 4.625%,  6/15/2030 815,226
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
f
279,265
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 928,575
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
f,h
211,496
NCL Corporation, Ltd.
151,000 3.625%,  12/15/2024
f
145,008
111,000 5.875%,  3/15/2026
f
102,480
265,000 5.875%,  2/15/2027
f
252,007
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
835,327
Nissan Motor Company, Ltd.
144,000 3.522%,  9/17/2025
f
136,002
149,000 4.345%,  9/17/2027
f
136,007
186,000 4.810%,  9/17/2030
f
160,424
Nordstrom, Inc.
132,000 4.375%,  4/1/2030
h
101,548
187,000 4.250%,  8/1/2031
h
135,617
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.1%) - continued
PENN Entertainment, Inc.
$ 395,000 4.125%,  7/1/2029
f,h
$ 322,788
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
f
455,228
350,000 7.750%,  2/15/2029
f
326,161
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
688,000 5.750%,  4/15/2026
f
667,476
305,000 6.250%,  1/15/2028
f,h
282,481
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
500,000 5.750%,  1/15/2029
f
361,475
Royal Caribbean Cruises, Ltd.
61,000 11.500%,  6/1/2025
f
64,393
628,000 4.250%,  7/1/2026
f
575,808
254,000 9.250%,  1/15/2029
f
268,335
132,000 7.250%,  1/15/2030
f
130,824
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
f
53,475
SeaWorld Parks and
Entertainment, Inc.
249,000 5.250%,  8/15/2029
f
218,722
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
f
135,655
Staples, Inc.
314,000 7.500%,  4/15/2026
f
258,216
197,000 10.750%,  4/15/2027
f,h
115,649
Starbucks Corporation
670,000 4.750%,  2/15/2026 660,141
Station Casinos, LLC
307,000 4.625%,  12/1/2031
f
245,564
Target Corporation
805,000 2.950%,  1/15/2052 491,090
Tenneco, Inc.
273,000 8.000%,  11/17/2028
f
222,154
Toyota Motor Credit Corporation
718,000 4.700%,  1/12/2033 678,472
Tripadvisor, Inc.
84,000 7.000%,  7/15/2025
f
83,840
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f
303,138
VICI Properties, LP/VICI Note
Company, Inc.
1,489,000 4.625%,  6/15/2025
f
1,437,912
500,000 5.750%,  2/1/2027
f
484,034
342,000 3.750%,  2/15/2027
f
310,335
Viking Cruises, Ltd.
534,000 5.875%,  9/15/2027
f
487,382
Volkswagen Group of America
Finance, LLC
638,000 4.350%,  6/8/2027
f
607,116
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
358,846
Walmart, Inc.
804,000 4.500%,  9/9/2052 690,638
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
f
193,109
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
449,110

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.1%) - continued
ZF North America Capital, Inc.
$ 222,000 7.125%,  4/14/2030
f
$ 217,511
Total 44,954,274
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
278,000 9.000%,  1/30/2028
f
274,796
Abbott Laboratories
1,408,000 4.750%,  11/30/2036 1,337,663
AbbVie, Inc.
575,000 2.950%,  11/21/2026 533,606
1,250,000 4.300%,  5/14/2036 1,096,386
450,000 4.850%,  6/15/2044 390,476
675,000 4.875%,  11/14/2048 589,874
AdaptHealth, LLC
495,000 4.625%,  8/1/2029
f
379,915
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
521,000 4.625%,  1/15/2027
f
491,938
566,000 3.500%,  3/15/2029
f
482,563
Amgen, Inc.
735,000 4.200%,  2/22/2052 550,483
808,000 5.250%,  3/2/2030 789,405
808,000 5.600%,  3/2/2043 751,184
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,230,000 4.700%,  2/1/2036 1,127,340
Anheuser-Busch InBev Worldwide,
Inc.
1,510,000 4.375%,  4/15/2038 1,309,061
802,000 5.550%,  1/23/2049 768,150
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 554,237
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 915,304
B&G Foods, Inc.
294,000 5.250%,  4/1/2025 288,509
167,000 5.250%,  9/15/2027 139,858
220,000 8.000%,  9/15/2028
f
220,300
BAT Capital Corporation
268,000 7.750%,  10/19/2032 283,085
500,000 7.079%,  8/2/2043 479,612
Bausch & Lomb Escrow
Corporation
82,000 8.375%,  10/1/2028
f
82,244
Bausch Health Companies, Inc.
153,000 5.500%,  11/1/2025
f,h
135,498
562,000 4.875%,  6/1/2028
f
319,602
370,000 11.000%,  9/30/2028
f
251,026
Baxter International, Inc.
755,000 3.132%,  12/1/2051 449,266
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 209,662
865,000 3.700%,  6/6/2027 810,625
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
f
228,441
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,008,918
Cargill, Inc.
809,000 3.125%,  5/25/2051
f
518,692
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Non-Cyclical (1.3%) - continued
Catalent Pharma Solutions, Inc.
$ 274,000 3.125%,  2/15/2029
f,h
$ 224,733
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 416,857
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
f
54,440
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
f
351,910
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
f
258,172
96,000 8.000%,  12/15/2027
f
89,520
401,000 6.000%,  1/15/2029
f
323,840
167,000 5.250%,  5/15/2030
f
126,949
176,000 4.750%,  2/15/2031
f
124,559
Constellation Brands, Inc.
810,000 3.600%,  2/15/2028 745,080
475,000 2.875%,  5/1/2030 398,647
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
f
444,573
273,000 6.625%,  7/15/2030
f
266,541
CVS Health Corporation
1,205,000 5.625%,  2/21/2053 1,083,050
602,000 5.125%,  2/21/2030 579,018
1,295,000 4.875%,  7/20/2035 1,157,877
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
267,887
Eli Lilly & Company
401,000 4.950%,  2/27/2063 363,817
Embecta Corporation
128,000 6.750%,  2/15/2030
f
104,640
Encompass Health Corporation
615,000 4.500%,  2/1/2028 560,337
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
f
392,973
Fortrea Holdings, Inc.
212,000 7.500%,  7/1/2030
f
206,279
General Mills, Inc.
214,000 4.950%,  3/29/2033 200,513
Grifols SA
381,000 4.750%,  10/15/2028
f
324,844
HCA, Inc.
921,000 3.500%,  9/1/2030 779,189
HLF Financing SARL, LLC/
Herbalife International, Inc.
726,000 4.875%,  6/1/2029
f
515,460
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,056,479
Jazz Securities DAC
223,000 4.375%,  1/15/2029
f
194,430
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
515,000 6.750%,  3/15/2034
f
501,090
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
268,000 4.375%,  2/2/2052 178,107
533,000 5.500%,  1/15/2030 497,575
743,000 3.000%,  5/15/2032 560,506

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Non-Cyclical (1.3%) - continued
Kenvue, Inc.
$ 1,077,000 5.350%,  3/22/2026
f
$ 1,074,444
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 544,961
Kraft Heinz Foods Company
567,000 3.875%,  5/15/2027 534,156
140,000 5.200%,  7/15/2045 122,320
900,000 4.375%,  6/1/2046 701,317
Lamb Weston Holdings, Inc.
241,000 4.125%,  1/31/2030
f
206,091
Legacy LifePoint Health, LLC
163,000 4.375%,  2/15/2027
f
140,180
LifePoint Health, Inc.
167,000 11.000%,  10/15/2030
f
167,000
Mattel, Inc.
548,000 3.375%,  4/1/2026
f
506,735
670,000 5.450%,  11/1/2041 552,633
Medtronic, Inc.
804,000 4.375%,  3/15/2035 728,257
ModivCare Escrow Issuer, Inc.
136,000 5.000%,  10/1/2029
f
97,580
ModivCare, Inc.
109,000 5.875%,  11/15/2025
f
103,611
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
f
330,560
262,000 5.250%,  10/1/2029
f,h
226,446
Newell Brands, Inc.
774,000 4.700%,  4/1/2026 729,412
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
f
333,661
225,000 5.125%,  4/30/2031
f
180,304
Owens & Minor, Inc.
371,000 6.625%,  4/1/2030
f,h
329,294
PepsiCo, Inc.
725,000 4.200%,  7/18/2052 598,990
Perrigo Finance Unlimited
Company
397,000 4.375%,  3/15/2026 371,203
Pfizer Investment Enterprises Pte,
Ltd.
1,204,000 5.300%,  5/19/2053 1,118,700
401,000 4.750%,  5/19/2033 379,056
509,000 5.110%,  5/19/2043 467,439
Philip Morris International, Inc.
803,000 4.875%,  2/13/2026 789,817
550,000 5.125%,  11/17/2027 538,555
512,000 5.500%,  9/7/2030 497,863
802,000 5.375%,  2/15/2033 760,165
Post Holdings, Inc.
322,000 4.500%,  9/15/2031
f
267,999
Primo Water Holdings, Inc.
333,000 4.375%,  4/30/2029
f
284,715
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
163,000 9.750%,  12/1/2026
f
157,802
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 851,750
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
f
622,541
Scotts Miracle-Gro Company
152,000 4.500%,  10/15/2029 124,264
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Non-Cyclical (1.3%) - continued
SEG Holding, LLC
$ 560,000 5.625%,  10/15/2028
f
$ 561,400
Simmons Foods, Inc.
315,000 4.625%,  3/1/2029
f
258,402
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
226,525
210,000 5.500%,  7/15/2030
f
190,407
310,000 3.875%,  3/15/2031
f
251,509
Star Parent, Inc.
274,000 9.000%,  10/1/2030
f
276,878
Sysco Corporation
797,000 6.600%,  4/1/2040 814,436
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 506,238
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
563,566
Tenet Healthcare Corporation
1,120,000 5.125%,  11/1/2027 1,042,311
205,000 6.125%,  10/1/2028 192,444
330,000 6.750%,  5/15/2031
f
318,275
Teva Pharmaceutical Finance
Netherlands III BV
297,000 3.150%,  10/1/2026 264,707
TreeHouse Foods, Inc.
438,000 4.000%,  9/1/2028
h
355,328
Wyeth, LLC
525,000 6.500%,  2/1/2034 564,629
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,091,224
Total 54,035,711
Energy (1.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
106,000 5.375%,  6/15/2029
f
97,052
Antero Resources Corporation
146,000 5.375%,  3/1/2030
f
134,418
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
f
446,892
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
f
277,241
BP Capital Markets America, Inc.
1,707,000 2.939%,  6/4/2051 1,042,225
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 431,035
Callon Petroleum Company
177,000 7.500%,  6/15/2030
f,h
171,615
Canadian Natural Resources, Ltd.
430,000 2.950%,  7/15/2030 356,639
Cheniere Energy Partners, LP
2,144,000 4.500%,  10/1/2029 1,941,335
Chesapeake Energy Corporation
208,000 6.750%,  4/15/2029
f
203,549
Chord Energy Corporation
207,000 6.375%,  6/1/2026
f
202,968
Civitas Resources, Inc.
124,000 8.375%,  7/1/2028
f
126,170
187,000 8.750%,  7/1/2031
f
191,015
CNX Resources Corporation
159,000 6.000%,  1/15/2029
f
148,574

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Energy (1.0%) - continued
Columbia Pipelines Holding
Company, LLC
$ 514,000 6.042%,  8/15/2028
f
$ 511,395
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
f
128,326
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
f
285,658
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
f
829,248
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
f
271,223
Crescent Energy Finance, LLC
300,000 9.250%,  2/15/2028
f
306,285
CrownRock, LP/CrownRock
Finance, Inc.
247,000 5.625%,  10/15/2025
f
243,036
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
f
110,015
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
f
192,904
135,000 4.375%,  6/15/2031
f
113,523
Enbridge, Inc.
670,000 2.500%,  2/14/2025 638,407
Enerflex, Ltd.
224,000 9.000%,  10/15/2027
f
221,200
Energy Transfer, LP
528,000 4.000%,  10/1/2027 490,273
765,000 4.900%,  3/15/2035 672,800
600,000 5.150%,  2/1/2043 476,814
1,090,000 6.000%,  6/15/2048 967,414
EnLink Midstream Partners, LP
511,000 4.850%,  7/15/2026 481,085
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 471,112
EQM Midstream Partners, LP
754,000 4.750%,  1/15/2031
f
648,997
EQT Corporation
446,000 6.125%,  2/1/2025 444,462
805,000 3.900%,  10/1/2027 744,604
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 839,607
Ferrellgas, LP/Ferrellgas Finance
Corporation
276,000 5.375%,  4/1/2026
f
258,693
Genesis Energy LP/Genesis
Energy Finance Corporation
440,000 8.875%,  4/15/2030 429,611
Halliburton Company
662,000 4.850%,  11/15/2035 595,335
537,000 5.000%,  11/15/2045 455,207
Harvest Midstream, LP
589,000 7.500%,  9/1/2028
f
569,346
Hess Midstream Operations, LP
268,000 5.625%,  2/15/2026
f
258,955
Hilcorp Energy I, LP/Hilcorp
Finance Company
430,000 5.750%,  2/1/2029
f
388,287
318,000 6.250%,  4/15/2032
f
282,750
Principal
Amount Long-Term Fixed Income (37.3%) Value
Energy (1.0%) - continued
Howard Midstream Energy
Partners, LLC
$ 409,000 6.750%,  1/15/2027
f
$ 388,550
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
f
322,097
Laredo Petroleum, Inc.
471,000 7.750%,  7/31/2029
f
438,183
Magellan Midstream Partners, LP
423,000 5.000%,  3/1/2026 415,166
MEG Energy Corporation
357,000 5.875%,  2/1/2029
f
333,393
MPLX, LP
660,000 4.875%,  6/1/2025 647,371
1,073,000 4.950%,  9/1/2032 977,193
202,000 5.000%,  3/1/2033 184,070
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 232,897
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
f
487,956
National Fuel Gas Company
935,000 5.500%,  1/15/2026 919,541
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
f
171,829
Noble Finance II, LLC
273,000 8.000%,  4/15/2030
f
276,570
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
f
278,070
Northriver Midstream Finance, LP
134,000 5.625%,  2/15/2026
f
127,695
NuStar Logistics, LP
252,000 5.750%,  10/1/2025 245,070
Occidental Petroleum Corporation
1,269,000 7.875%,  9/15/2031 1,373,186
Ovintiv, Inc.
267,000 5.650%,  5/15/2025 265,472
933,000 5.375%,  1/1/2026 919,907
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 206,554
Permian Resources Operating,
LLC
248,000 7.000%,  1/15/2032
f
244,581
Phillips 66 Company
601,000 4.950%,  12/1/2027 588,962
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
317,312
Range Resources Corporation
221,000 4.750%,  2/15/2030
f
196,137
Rockcliff Energy II, LLC
292,000 5.500%,  10/15/2029
f
262,790
Rockies Express Pipeline, LLC
81,000 4.950%,  7/15/2029
f
72,146
SM Energy Company
131,000 6.625%,  1/15/2027 128,380
200,000 6.500%,  7/15/2028 192,000
Southwestern Energy Company
295,000 5.375%,  3/15/2030 268,761
191,000 4.750%,  2/1/2032 163,933
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
123,000 5.875%,  3/1/2027 117,465

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Energy (1.0%) - continued
Suncor Energy, Inc.
$ 977,000 7.150%,  2/1/2032 $ 1,027,722
Sunoco, LP/Sunoco Finance
Corporation
385,000 5.875%,  3/15/2028 369,336
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
f
450,450
Targa Resources Corporation
939,000 4.200%,  2/1/2033 798,420
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
f
256,900
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
277,919
406,600 8.750%,  2/15/2030
f
415,749
USA Compression Partners, LP/
USA Compression Finance
Corporation
371,000 6.875%,  4/1/2026 363,410
Valaris, Ltd.
272,000 8.375%,  4/30/2030
f
272,204
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
327,335
279,000 6.250%,  1/15/2030
f
266,130
235,000 4.125%,  8/15/2031
f
192,846
Venture Global LNG, Inc.
562,000 8.375%,  6/1/2031
f
552,481
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
426,238
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 516,062
267,000 6.150%,  4/1/2033 257,497
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 456,399
900,000 7.500%,  1/15/2031 957,105
Total 39,044,740
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
94,000 6.000%,  8/1/2029
f
78,992
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
570,000 3.500%,  1/15/2025 549,853
581,000 6.100%,  1/15/2027 578,156
950,000 3.875%,  1/23/2028 861,552
475,000 3.400%,  10/29/2033 367,423
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,110,367
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
550,334
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
211,000 6.750%,  10/15/2027
f
196,232
Ally Financial, Inc.
900,000 5.750%,  11/20/2025 874,222
900,000 8.000%,  11/1/2031 908,671
72,000 6.700%,  2/14/2033 62,503
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 670,938
Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.2%) - continued
American International Group, Inc.
$ 1,019,000 5.125%,  3/27/2033 $ 948,138
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
223,438
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
b,f
534,029
Aon Corporation/Aon Global
Holdings plc
270,000 5.350%,  2/28/2033 258,837
Ares Capital Corporation
397,000 3.250%,  7/15/2025 371,876
975,000 3.875%,  1/15/2026 912,322
450,000 2.150%,  7/15/2026 394,811
Associated Banc-Corp
650,000 4.250%,  1/15/2025 625,087
Australia & New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
464,147
Avolon Holdings Funding, Ltd.
471,000 5.250%,  5/15/2024
f
466,470
250,000 4.250%,  4/15/2026
f
234,974
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
f
663,427
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
923,378
Bank of America Corporation
924,000 5.080%,  1/20/2027
b
903,166
500,000 1.734%,  7/22/2027
b
443,080
1,210,000 3.824%,  1/20/2028
b
1,123,655
467,000 5.202%,  4/25/2029
b
449,863
450,000 2.087%,  6/14/2029
b
376,710
1,200,000 2.496%,  2/13/2031
b
961,727
1,250,000 1.922%,  10/24/2031
b
943,043
804,000 2.972%,  2/4/2033
b
633,998
1,609,000 4.571%,  4/27/2033
b
1,428,524
760,000 5.872%,  9/15/2034
b
739,617
1,075,000 3.846%,  3/8/2037
b
874,356
Bank of Nova Scotia
275,000 4.850%,  2/1/2030 258,965
Barclays plc
783,000 6.496%,  9/13/2027
b
780,923
1,185,000 4.972%,  5/16/2029
b
1,107,005
825,000 5.746%,  8/9/2033
b
761,363
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 666,343
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 756,770
Blue Owl Capital Corporation
225,000 4.250%,  1/15/2026 210,496
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 609,680
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
208,116
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,f
1,052,820
BPCE SA
860,000 3.500%,  10/23/2027
f
776,872
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
95,000 4.500%,  4/1/2027
f
79,169

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.2%) - continued
Burford Capital Global Finance,
LLC
$ 300,000 9.250%,  7/1/2031
f
$ 304,343
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,328,901
Canadian Imperial Bank of
Commerce
803,000 5.001%,  4/28/2028 770,935
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 953,545
805,000 2.636%,  3/3/2026
b
759,733
Castlelake Aviation Finance DAC
144,000 5.000%,  4/15/2027
f
131,524
Centene Corporation
1,312,000 2.625%,  8/1/2031 1,004,864
Charles Schwab Corporation
1,340,000 2.450%,  3/3/2027 1,193,596
518,000 6.136%,  8/24/2034
b
503,888
Chubb INA Holdings, Inc.
527,000 4.350%,  11/3/2045 432,364
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
697,793
1,240,000 4.400%,  6/10/2025 1,203,215
620,000 3.200%,  10/21/2026 572,401
1,404,000 3.668%,  7/24/2028
b
1,287,908
415,000 4.125%,  7/25/2028 377,571
700,000 3.520%,  10/27/2028
b
633,260
1,141,000 4.910%,  5/24/2033
b
1,038,203
648,000 6.174%,  5/25/2034
b
619,244
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
b,f
1,043,835
Corebridge Financial, Inc.
536,000 4.400%,  4/5/2052 392,125
402,000 4.350%,  4/5/2042 303,968
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
f
438,289
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,f,k
536,496
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,f,k,l
73,625
Danske Bank AS
400,000 0.976%,  9/10/2025
b,f
379,147
Deutsche Bank AG/New York, NY
950,000 3.729%,  1/14/2032
b
707,174
Discover Bank
1,410,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,290,194
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
533,829
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 566,100
725,000 4.625%,  5/15/2042 608,088
Enact Holdings, Inc.
209,000 6.500%,  8/15/2025
f
205,846
EPR Properties
355,000 4.950%,  4/15/2028 314,556
Fifth Third Bancorp
356,000 6.339%,  7/27/2029
b
351,680
First Horizon Bank
225,000 5.750%,  5/1/2030
h
201,392
First Horizon National Corporation
900,000 4.000%,  5/26/2025 849,758
Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.2%) - continued
First-Citizens Bank & Trust
Company
$ 1,005,000 6.125%,  3/9/2028 $ 998,217
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
f
507,715
Fortress Transportation and
Infrastructure Investors, LLC
279,000 6.500%,  10/1/2025
f
274,214
139,000 9.750%,  8/1/2027
f
143,773
69,000 5.500%,  5/1/2028
f
62,555
Freedom Mortgage Corporation
110,000 12.000%,  10/1/2028
f
111,854
FS KKR Capital Corporation
955,000 4.250%,  2/14/2025
f
914,407
1,137,000 3.400%,  1/15/2026 1,041,932
GGAM Finance, Ltd.
274,000 7.750%,  5/15/2026
f
271,261
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
517,000 3.750%,  12/15/2027
f
400,285
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
603,940
230,000 1.992%,  1/27/2032
b
172,413
2,413,000 3.102%,  2/24/2033
b
1,929,692
460,000 4.750%,  10/21/2045 387,101
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 166,984
HSBC Holdings plc
1,525,000 3.803%,  3/11/2025
b
1,506,195
1,000,000 2.999%,  3/10/2026
b
952,960
1,040,000 3.900%,  5/25/2026 984,007
800,000 5.402%,  8/11/2033
b
737,212
HUB International, Ltd.
416,000 5.625%,  12/1/2029
f
362,235
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
278,000 6.375%,  12/15/2025 264,452
307,000 5.250%,  5/15/2027 269,847
Intercontinental Exchange, Inc.
450,000 4.950%,  6/15/2052 389,604
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 495,827
J.P. Morgan Chase & Company
450,000 0.824%,  6/1/2025
b
433,194
725,000 1.040%,  2/4/2027
b
645,217
714,000 1.578%,  4/22/2027
b
637,196
1,075,000 2.947%,  2/24/2028
b
975,189
1,350,000 4.203%,  7/23/2029
b
1,251,123
700,000 2.522%,  4/22/2031
b
567,405
975,000 1.953%,  2/4/2032
b
739,414
1,073,000 4.586%,  4/26/2033
b
967,251
805,000 4.912%,  7/25/2033
b
740,640
1,125,000 3.882%,  7/24/2038
b
898,261
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
f
94,305
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 504,217
KeyCorp
425,000 3.878%,  5/23/2025
b
409,696
Kimco Realty Corporation
749,000 3.300%,  2/1/2025 720,558

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.2%) - continued
Lloyds Banking Group plc
$ 802,000 5.871%,  3/6/2029
b
$ 784,191
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
296,433
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
911,238
Manufacturers & Traders Trust
Company
803,000 4.700%,  1/27/2028 741,613
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 187,625
504,000 5.400%,  9/15/2033 490,698
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
562,479
Mitsubishi UFJ Financial Group,
Inc.
730,000 0.962%,  10/11/2025
b
690,269
802,000 5.422%,  2/22/2029
b
784,944
1,350,000 2.048%,  7/17/2030 1,051,752
Molina Healthcare, Inc.
286,000 4.375%,  6/15/2028
f
256,270
Morgan Stanley
325,000 2.630%,  2/18/2026
b
309,345
475,000 2.188%,  4/28/2026
b
446,212
1,350,000 4.350%,  9/8/2026 1,287,197
1,053,000 5.050%,  1/28/2027
b
1,032,184
1,704,000 3.591%,  7/22/2028
b
1,554,695
535,000 5.164%,  4/20/2029
b
514,699
1,250,000 3.622%,  4/1/2031
b
1,076,842
535,000 5.250%,  4/21/2034
b
496,737
939,000 5.297%,  4/20/2037
b
836,664
700,000 2.802%,  1/25/2052
b
407,520
MPT Operating Partnership, LP/
MPT Finance Corporation
385,000 4.625%,  8/1/2029 272,681
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 359,144
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
f
261,744
NatWest Group plc
850,000 4.445%,  5/8/2030
b
767,201
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
327,000 4.500%,  9/30/2028
f
248,383
New York Life Global Funding
812,000 4.550%,  1/28/2033
f
744,405
NFP Corporation
164,000 6.875%,  8/15/2028
f
140,495
NNN REIT, Inc.
749,000 5.600%,  10/15/2033 705,733
Office Properties Income Trust
120,000 2.650%,  6/15/2026 81,632
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 645,217
725,000 3.375%,  2/1/2031 566,799
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 466,274
555,000 3.875%,  9/15/2028 445,467
Park Intermediate Holdings, LLC
444,000 4.875%,  5/15/2029
f
375,602
Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.2%) - continued
Pine Street Trust I
$ 805,000 4.572%,  2/15/2029
f
$ 724,364
PNC Financial Services Group,
Inc.
748,000 5.812%,  6/12/2026
b
742,031
1,074,000 4.626%,  6/6/2033
b
926,505
PRA Group, Inc.
266,000 7.375%,  9/1/2025
f
259,019
219,000 8.375%,  2/1/2028
f
199,290
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
f
630,134
Prologis, LP
536,000 2.875%,  11/15/2029 459,718
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
878,367
Radian Group, Inc.
270,000 4.875%,  3/15/2027 252,281
Realty Income Corporation
341,000 4.125%,  10/15/2026 326,641
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,091,944
RLJ Lodging Trust, LP
140,000 3.750%,  7/1/2026
f
126,615
295,000 4.000%,  9/15/2029
f
241,587
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
f
281,090
Royal Bank of Canada
744,000 5.200%,  7/20/2026 735,883
669,000 5.000%,  5/2/2033 621,550
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
261,370
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
787,228
Service Properties Trust
159,000 4.650%,  3/15/2024 156,833
90,000 4.350%,  10/1/2024 86,337
302,000 7.500%,  9/15/2025 296,695
290,000 5.500%,  12/15/2027 247,844
Simon Property Group, LP
805,000 3.800%,  7/15/2050 546,727
SLM Corporation
140,000 4.200%,  10/29/2025 130,999
Societe Generale SA
840,000 4.750%,  11/24/2025
f
803,463
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 925,891
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,520,403
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 773,383
804,000 5.710%,  1/13/2030 786,648
700,000 1.710%,  1/12/2031 521,874
Synchrony Financial
330,000 4.250%,  8/15/2024 322,279
71,000 7.250%,  2/2/2033 62,665
Synovus Bank
1,049,000 5.625%,  2/15/2028 950,469
Toronto-Dominion Bank
804,000 5.156%,  1/10/2028 784,697
608,000 5.523%,  7/17/2028 600,120

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.2%) - continued
Truist Financial Corporation
$ 519,000 6.047%,  6/8/2027
b
$ 513,355
383,000 5.125%,  12/15/2027
b,k
294,221
699,000 5.122%,  1/26/2034
b
624,870
U.S. Bancorp
536,000 5.727%,  10/21/2026
b
531,541
744,000 5.775%,  6/12/2029
b
724,195
178,000 5.836%,  6/12/2034
b
167,881
UBS Group AG
1,375,000 2.193%,  6/5/2026
b,f
1,278,832
771,000 6.246%,  9/22/2029
b,f
762,911
668,000 3.091%,  5/14/2032
b,f
527,619
UDR, Inc.
675,000 2.100%,  8/1/2032 486,777
United Wholesale Mortgage, LLC
89,000 5.500%,  11/15/2025
f
84,655
218,000 5.500%,  4/15/2029
f
184,210
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 537,907
806,000 4.750%,  5/15/2052 687,232
808,000 4.625%,  7/15/2035 746,014
USI, Inc./NY
112,000 6.875%,  5/1/2025
f
111,137
Wells Fargo & Company
363,000 3.000%,  4/22/2026 338,132
1,140,000 3.000%,  10/23/2026 1,046,968
805,000 3.526%,  3/24/2028
b
739,291
1,200,000 2.393%,  6/2/2028
b
1,052,363
480,000 5.574%,  7/25/2029
b
468,284
441,000 5.389%,  4/24/2034
b
412,294
930,000 4.900%,  11/17/2045 745,953
Welltower OP, LLC
675,000 2.050%,  1/15/2029 557,933
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,027,982
XHR, LP
140,000 6.375%,  8/15/2025
f,h
137,451
153,000 4.875%,  6/1/2029
f
130,050
Total 130,901,562
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
826,103
Total 826,103
Mortgage-Backed Securities (9.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
21,645,972 2.500%,  5/1/2051 17,274,599
7,025,191 3.500%,  5/1/2052 6,049,618
6,813,906 4.000%,  5/1/2052 6,115,362
19,055,691 3.500%,  6/1/2052 16,421,431
2,673,337 5.000%,  7/1/2053 2,530,585
894,024 5.500%,  7/1/2053 867,433
5,077,981 3.500%,  8/1/2052 4,394,350
4,250,000 5.500%,  9/1/2053 4,123,570
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,460,876 2.500%,  7/1/2030 4,977,641
Principal
Amount Long-Term Fixed Income (37.3%) Value
Mortgage-Backed Securities (9.2%) - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 6,242,857 3.000%,  12/1/2036 $ 5,570,075
5,187,958 3.000%,  8/1/2038 4,607,252
7,681,505 3.500%,  5/1/2040 6,824,057
5,956,424 2.500%,  4/1/2042 4,899,393
2,040,440 2.000%,  5/1/2042 1,651,911
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,514,861 3.000%,  1/1/2052 14,581,093
1,874,935 2.000%,  2/1/2051 1,433,820
2,963,700 2.000%,  2/1/2051 2,269,945
6,529,874 2.500%,  2/1/2051 5,232,528
11,074,519 2.500%,  2/1/2051 8,856,422
31,952,514 2.000%,  3/1/2051 24,420,287
18,223,486 3.000%,  3/1/2052 15,112,905
21,193,968 2.000%,  4/1/2051 16,195,640
10,665,730 3.000%,  4/1/2051 8,854,910
10,911,898 3.000%,  5/1/2050 9,130,128
3,531,015 2.000%,  5/1/2051 2,692,949
8,614,554 3.000%,  5/1/2051 7,242,235
7,045,736 3.000%,  6/1/2050 5,951,517
2,291,059 5.000%,  6/1/2053 2,172,268
16,393,138 2.500%,  7/1/2051 13,086,120
4,851,257 3.500%,  7/1/2051 4,242,011
2,491,422 2.500%,  8/1/2050 2,011,286
9,996,602 3.500%,  8/1/2050 8,750,389
7,660,542 3.500%,  9/1/2052 6,623,590
6,218,244 4.500%,  9/1/2053 5,715,983
11,415,436 4.000%,  10/1/2052 10,196,378
3,500,724 2.000%,  11/1/2051 2,673,055
14,221,982 2.000%,  12/1/2050 10,893,241
22,301,315 2.500%,  12/1/2051 17,820,143
10,025,010 4.500%,  12/1/2052 9,245,341
9,000,000 6.000%,  10/1/2041
e
8,881,875
17,950,000 4.000%,  10/1/2048
e
15,979,707
10,550,000 4.500%,  10/1/2048
e
9,686,219
13,850,000 5.000%,  10/1/2048
e
13,066,609
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
19,549,417 2.500%,  3/1/2062 15,003,327
5,160,328 3.500%,  7/1/2061 4,388,919
5,890,692 4.000%,  12/1/2061 5,246,289
Total 373,964,406
Technology (0.7%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 437,458
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 624,205
Apple, Inc.
938,000 2.650%,  2/8/2051 568,932
1,680,000 3.750%,  9/12/2047 1,298,570
AthenaHealth Group, Inc.
390,000 6.500%,  2/15/2030
f,h
326,238
Broadcom, Inc.
283,000 3.469%,  4/15/2034
f
222,271
1,072,000 3.137%,  11/15/2035
f
781,576
1,100,000 3.187%,  11/15/2036
f
789,787
460,000 4.926%,  5/15/2037
f
396,486

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Technology (0.7%) - continued
Cloud Software Group, Inc.
$ 312,000 6.500%,  3/31/2029
f
$ 275,911
109,000 9.000%,  9/30/2029
f
94,721
CommScope Technologies, LLC
147,000 6.000%,  6/15/2025
f
139,937
CommScope, Inc.
310,000 7.125%,  7/1/2028
f,h
185,476
Dell International, LLC/EMC
Corporation
672,000 6.020%,  6/15/2026 674,620
Fiserv, Inc.
914,000 2.250%,  6/1/2027 811,128
517,000 2.650%,  6/1/2030 424,695
468,000 5.600%,  3/2/2033 453,578
Gartner, Inc.
200,000 3.625%,  6/15/2029
f
171,095
480,000 3.750%,  10/1/2030
f
402,818
Global Payments, Inc.
805,000 5.300%,  8/15/2029 767,685
GTCR W-2 Merger Sub, LLC
215,000 7.500%,  1/15/2031
e,f
215,301
II-VI, Inc.
131,000 5.000%,  12/15/2029
f,h
113,582
Intel Corporation
536,000 4.875%,  2/10/2028 525,797
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
227,388
540,000 4.875%,  9/15/2029
f
473,280
300,000 5.250%,  7/15/2030
f
262,094
440,000 4.500%,  2/15/2031
f
361,884
KLA Corporation
804,000 3.300%,  3/1/2050 534,295
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 124,652
Mastercard, Inc.
566,000 3.950%,  2/26/2048 448,134
Microsoft Corporation
494,000 3.041%,  3/17/2062 312,760
950,000 3.700%,  8/8/2046 747,483
NCR Corporation
419,000 5.125%,  4/15/2029
f
369,164
416,000 6.125%,  9/1/2029
f
426,619
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 464,924
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 436,066
475,000 3.250%,  5/11/2041 319,577
Open Text Corporation
185,000 3.875%,  12/1/2029
f
152,073
545,000 4.125%,  2/15/2030
f
455,948
Oracle Corporation
536,000 6.900%,  11/9/2052 552,149
1,340,000 6.150%,  11/9/2029 1,360,306
1,400,000 3.850%,  7/15/2036 1,106,923
1,266,000 4.000%,  7/15/2046 893,342
PTC, Inc.
290,000 3.625%,  2/15/2025
f
278,699
210,000 4.000%,  2/15/2028
f
188,213
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f
144,198
Principal
Amount Long-Term Fixed Income (37.3%) Value
Technology (0.7%) - continued
RingCentral, Inc.
$ 276,000 8.500%,  8/15/2030
f
$ 266,616
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 485,552
S&P Global, Inc.
127,000 5.250%,  9/15/2033
f
123,791
Seagate HDD Cayman
163,000 8.500%,  7/15/2031
f
167,203
424,780 9.625%,  12/1/2032
f
457,718
Sensata Technologies BV
450,000 4.000%,  4/15/2029
f
387,494
Sensata Technologies, Inc.
319,000 3.750%,  2/15/2031
f
258,175
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
f
141,429
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
830,403
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 474,185
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
259,315
Visa, Inc.
1,150,000 2.700%,  4/15/2040 809,824
VMware, Inc.
417,000 4.650%,  5/15/2027 402,143
875,000 2.200%,  8/15/2031 660,302
Total 27,066,188
Transportation (0.3%)
Allegiant Travel Company
252,000 7.250%,  8/15/2027
f
237,195
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
f
91,891
American Airlines, Inc.
556,000 11.750%,  7/15/2025
f
597,696
200,000 7.250%,  2/15/2028
f
191,221
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
865,333 5.500%,  4/20/2026
f
845,139
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
f
153,758
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 388,135
503,000 5.750%,  5/1/2040 499,341
530,000 4.450%,  3/15/2043 442,874
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 444,493
CSX Corporation
720,000 3.800%,  4/15/2050 519,681
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
f
1,070,086
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
f
495,294
Hawaiian Brand Intellectual
Property, Ltd.
381,000 5.750%,  1/20/2026
f
342,846
Hertz Corporation
260,000 4.625%,  12/1/2026
f
230,425
313,000 5.000%,  12/1/2029
f
245,054

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Transportation (0.3%) - continued
Mileage Plus Holdings, LLC
$ 1,005,750 6.500%,  6/20/2027
f
$ 996,498
Norfolk Southern Corporation
1,875,000 4.450%,  3/1/2033 1,712,197
Penske Truck Leasing Company,
LP/PTL Finance Corporation
788,000 5.750%,  5/24/2026
f
776,404
Rand Parent, LLC
289,000 8.500%,  2/15/2030
f,h
267,354
Southwest Airlines Company
723,000 2.625%,  2/10/2030 595,671
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 609,968
United Airlines, Inc.
307,000 4.375%,  4/15/2026
f
283,911
256,000 4.625%,  4/15/2029
f
220,040
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
f,h
69,761
366,000 6.375%,  2/1/2030
f
282,682
XPO Escrow Sub, LLC
335,000 7.500%,  11/15/2027
f
338,698
Total 12,948,313
U.S. Government & Agencies (13.4%)
U.S. Treasury Bonds
2,712,000 3.625%,  5/15/2053 2,245,451
20,680,000 1.625%,  11/15/2050 10,831,958
14,120,000 5.250%,  11/15/2028 14,498,923
38,050,000 1.625%,  8/15/2029 32,288,992
1,075,000 4.375%,  5/15/2040 1,019,822
41,740,000 1.375%,  11/15/2040 24,703,232
600,000 3.000%,  5/15/2042 459,164
750,000 3.875%,  2/15/2043 652,734
27,658,000 2.500%,  5/15/2046 18,525,458
35,275,000 2.875%,  5/15/2049 25,163,752
U.S. Treasury Notes
14,980,000 2.500%,  1/31/2024 14,834,296
10,000,000 3.000%,  6/30/2024 9,817,969
12,780,000 2.125%,  7/31/2024 12,431,545
15,100,000 2.250%,  11/15/2024 14,586,836
8,000,000 2.125%,  11/30/2024 7,707,500
3,700,000 1.375%,  1/31/2025 3,513,266
15,900,000 4.625%,  2/28/2025 15,755,906
40,300,000 3.875%,  3/31/2025 39,498,723
6,000,000 0.250%,  8/31/2025 5,474,766
54,500,000 5.000%,  8/31/2025 54,389,297
33,790,000 2.625%,  1/31/2026 32,072,782
3,050,000 0.500%,  2/28/2026 2,745,953
22,580,000 2.500%,  2/28/2026 21,350,449
2,350,000 0.500%,  4/30/2027 2,026,141
16,875,000 2.250%,  11/15/2027 15,347,021
12,250,000 3.875%,  12/31/2027 11,872,451
4,300,000 0.750%,  1/31/2028 3,645,930
16,200,000 3.500%,  1/31/2028 15,460,242
13,400,000 3.625%,  3/31/2028 12,846,203
31,750,000 2.875%,  5/15/2028 29,423,320
55,000,000 4.375%,  8/31/2028 54,454,297
11,850,000 1.500%,  2/15/2030 9,822,539
6,250,000 0.875%,  11/15/2030 4,862,305
850,000 1.375%,  11/15/2031 666,254
24,275,000 4.125%,  11/15/2032 23,412,100
Total 548,407,577
Principal
Amount Long-Term Fixed Income (37.3%) Value
Utilities (0.6%)
AES Corporation
$ 1,069,000 3.950%,  7/15/2030
f
$ 921,392
Ameren Illinois Company
720,000 4.500%,  3/15/2049 593,385
American Electric Power
Company, Inc.
468,000 5.625%,  3/1/2033 452,863
Appalachian Power Company
560,000 3.300%,  6/1/2027 513,610
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 718,421
Calpine Corporation
311,000 4.500%,  2/15/2028
f
280,281
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 580,031
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 206,875
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 582,631
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 305,687
900,000 4.125%,  5/15/2049 667,554
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 252,597
Consumers Energy Company
880,000 4.350%,  4/15/2049 709,190
DTE Electric Company
760,000 3.700%,  3/15/2045 549,050
640,000 3.700%,  6/1/2046 456,440
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 684,659
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 765,768
Edison International
759,000 5.750%,  6/15/2027 751,977
Eversource Energy
669,000 4.750%,  5/15/2026 653,968
Exelon Corporation
575,000 4.700%,  4/15/2050 459,547
642,000 4.450%,  4/15/2046 500,696
FirstEnergy Corporation
669,000 5.100%,  7/15/2047 567,752
Georgia Power Company
455,000 4.950%,  5/17/2033 426,489
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 482,861
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
293,679
MidAmerican Energy Company
255,000 5.850%,  9/15/2054 251,397
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 302,161
NextEra Energy Capital Holdings,
Inc.
506,000 5.749%,  9/1/2025 504,579

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Utilities (0.6%) - continued
NextEra Energy Operating
Partners, LP
$ 600,000 3.875%,  10/15/2026
f
$ 543,249
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 610,659
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
f
93,080
804,000 4.450%,  6/15/2029
f
697,263
195,000 5.250%,  6/15/2029
f
172,138
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 618,478
467,000 4.550%,  7/1/2030 412,809
PacifiCorp
519,000 5.500%,  5/15/2054 440,171
PG&E Corporation
379,000 5.000%,  7/1/2028
h
343,290
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 333,001
Public Service Company of
Colorado
806,000 4.500%,  6/1/2052 628,848
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 684,056
Southern California Edison
Company
825,000 4.000%,  4/1/2047 596,526
Southern Company
1,074,000 5.113%,  8/1/2027 1,052,483
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 453,818
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 376,369
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
f
273,702
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
471,900
Virginia Electric and Power
Company
675,000 4.600%,  12/1/2048 545,151
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
f
876,980
640,000 5.000%,  7/31/2027
f
588,409
Xcel Energy, Inc.
604,000 4.600%,  6/1/2032 548,101
Total 25,796,021
Total Long-Term Fixed Income
(cost $1,710,549,623) 1,520,957,057
Shares
Registered Investment
Companies ( 36.7% ) Value
U.S. Affiliated  (36.2%)
18,121,915 Thrivent Core Emerging Markets
Debt Fund 134,283,391
4,105,466 Thrivent Core Emerging Markets
Equity Fund 34,157,480
3,238,469 Thrivent Core International Equity
Fund 30,538,766
3,802,073 Thrivent Core Low Volatility Equity
Fund 42,583,214
4,352,231 Thrivent Core Mid Cap Value Fund 42,260,161
Shares
Registered Investment
Companies (36.7%) Value
U.S. Affiliated  (36.2%)- continued
4,010,082 Thrivent Core Small Cap Value
Fund $ 36,090,737
4,279,028 Thrivent Global Stock Portfolio 52,798,494
23,801,416 Thrivent High Yield Portfolio 94,848,643
33,588,211 Thrivent Income Portfolio 278,137,255
13,398,363 Thrivent International Allocation
Portfolio 114,593,515
1,678,136 Thrivent International Index
Portfolio 20,138,131
13,395,231 Thrivent Large Cap Value Portfolio 266,933,461
17,551,943 Thrivent Limited Maturity Bond
Portfolio 164,958,425
5,177,400 Thrivent Mid Cap Stock Portfolio 93,333,514
4,449,627 Thrivent Small Cap Stock Portfolio 70,982,669
Total 1,476,637,856
U.S. Unaffiliated  (0.5%)
10,873 Communication Services Select
Sector SPDR Fund 712,943
4,745 Invesco QQQ Trust Series 1
h
1,699,991
428 iShares Biotechnology ETF 52,340
15,038 SPDR Bloomberg High Yield Bond
ETF
h
1,359,435
39,725 SPDR S&P 500 ETF Trust 16,981,643
14,569 SPDR S&P Biotech ETF 1,063,828
1,670 SPDR S&P Oil & Gas Exploration
ETF 247,010
Total 22,117,190
Total Registered Investment
Companies (cost $1,489,752,147) 1,498,755,046
Shares Common Stock ( 15.6% ) Value
Communications Services (1.2%)
27,648 Alphabet, Inc., Class A
m
3,618,017
139,862 Alphabet, Inc., Class C
m
18,440,805
11,974 Altice USA, Inc.
m
39,155
6,204 AMC Networks, Inc.
m
73,083
2,477 Bumble, Inc.
m
36,957
35 Cable One, Inc. 21,547
28,837 Cargurus, Inc.
m
505,224
85,350 Comcast Corporation 3,784,419
8,657 DISH Network Corporation
m
50,730
345 Electronic Arts, Inc. 41,538
7,220 Emerald Holding, Inc.
m
32,634
2,396 Entravision Communications
Corporation 8,745
7,902 Frontier Communications Parent,
Inc.
m
123,666
15,093 iHeartMedia, Inc.
m
47,694
3,994 Imax Corporation
m
77,164
11,597 Integral Ad Science Holding
Corporation
m
137,888
3,077 Interpublic Group of Companies,
Inc. 88,187
9,804 Liberty Global plc, Class A
m
167,845
23,659 Liberty Global plc, Class C
m
439,111
7,460 Liberty Latin America, Ltd., Class
A
m
60,874
2,339 Live Nation Entertainment, Inc.
m
194,231
81,103 Lumen Technologies, Inc.
h,m
115,166
1,747 Match Group, Inc.
m
68,439
35,287 Meta Platforms, Inc.
m
10,593,510
6,178 Netflix, Inc.
m
2,332,813

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Communications Services (1.2%) - continued
571 Omnicom Group, Inc. $ 42,528
47,638 QuinStreet, Inc.
m
427,313
599 Shutterstock, Inc. 22,792
2,779 Sinclair, Inc. 31,180
2,071 TechTarget, Inc.
m
62,876
4,777 Telephone and Data Systems, Inc. 87,467
14,356 Trade Desk, Inc.
m
1,121,921
1,143 Tripadvisor, Inc.
m
18,951
128,794 Verizon Communications, Inc. 4,174,214
20,620 Walt Disney Company
m
1,671,251
57,112 Warner Brothers Discovery, Inc.
m
620,236
6,476 Windstream Services, LLC
m
61,522
166 Yelp, Inc.
m
6,904
19,336 Ziff Davis, Inc.
m
1,231,510
Total 50,680,107
Consumer Discretionary (1.8%)
4,819 2U, Inc.
m
11,903
126 Adient plc
m
4,624
138,297 Amazon.com, Inc.
m
17,580,315
921 American Axle & Manufacturing
Holdings, Inc.
m
6,686
12,540 American Eagle Outfitters, Inc. 208,289
32,973 Aptiv plc
m
3,250,808
5,299 Autoliv, Inc. 511,248
62 AutoNation, Inc.
m
9,387
1,399 Beazer Homes USA, Inc.
m
34,849
1,222 Best Buy Company, Inc. 84,892
905 Booking Holdings, Inc.
m
2,790,975
6,319 Boot Barn Holdings, Inc.
m
513,040
1,265 Brunswick Corporation 99,935
3,005 Buckle, Inc. 100,337
1,541 Cedar Fair, LP 57,017
97 Cheesecake Factory, Inc. 2,939
615 Chegg, Inc.
m
5,486
935 Chipotle Mexican Grill, Inc.
m
1,712,761
49,080 Clarus Corporation 371,045
5,517 Columbia Sportswear Company 408,810
4,241 Container Store Group, Inc.
m
9,542
3,851 Cooper-Standard Holdings, Inc.
m
51,680
1,206 Crocs, Inc.
m
106,405
1,625 Culp, Inc.
m
9,067
6,909 D.R. Horton, Inc. 742,510
12,048 Dana, Inc. 176,744
1,606 Darden Restaurants, Inc. 230,011
2,196 Deckers Outdoor Corporation
m
1,128,942
6,026 Domino's Pizza, Inc. 2,282,589
403 Dorman Products, Inc.
m
30,531
3,373 eBay, Inc. 148,716
1,659 Etsy, Inc.
m
107,138
62,108 Everi Holdings, Inc.
m
821,068
816 Expedia Group, Inc.
m
84,105
11,285 Five Below, Inc.
m
1,815,756
2,791 Ford Motor Company 34,664
14,049 Fox Factory Holding Corporation
m
1,391,975
11,045 Gap, Inc. 117,408
32,206 General Motors Company 1,061,832
6,859 Gentex Corporation 223,192
7,114 Goodyear Tire & Rubber
Company
m
88,427
342 Grand Canyon Education, Inc.
m
39,973
2,245 Green Brick Partners, Inc.
m
93,190
8,977 Harley-Davidson, Inc. 296,780
11,009 Hilton Worldwide Holdings, Inc. 1,653,332
23,012 Home Depot, Inc. 6,953,306
Shares Common Stock (15.6%) Value
Consumer Discretionary (1.8%) - continued
199 Hyatt Hotels Corporation $ 21,110
817 KB Home 37,811
12,606 Laureate Education, Inc. 177,745
1,764 La-Z-Boy, Inc. 54,472
3,436 Lear Corporation 461,111
1,009 Lennar Corporation 113,240
7,473 Lowe's Companies, Inc. 1,553,188
2,688 Lululemon Athletica, Inc.
m
1,036,520
1,159 M/I Homes, Inc.
m
97,402
124 Malibu Boats, Inc.
m
6,078
964 Marriott International, Inc./MD 189,484
120 Marriott Vacations Worldwide
Corporation 12,076
6,455 McDonald's Corporation 1,700,505
3,041 Meritage Homes Corporation 372,188
4,326 MGM Resorts International 159,024
367 Modine Manufacturing Company
m
16,790
5,134 Mohawk Industries, Inc.
m
440,549
9,592 Nordstrom, Inc.
h
143,304
225 NVR, Inc.
m
1,341,743
1,208 ODP Corporation
m
55,749
2,841 O'Reilly Automotive, Inc.
m
2,582,071
8,343 Papa John's International, Inc. 569,159
2,304 PENN Entertainment, Inc.
m
52,877
3,122 Playa Hotels and Resorts NV
m
22,603
2,863 Polaris, Inc. 298,153
2,991 Pool Corporation 1,065,095
1,320 PulteGroup, Inc. 97,746
34,133 Qurate Retail, Inc.
m
20,705
2,983 Ross Stores, Inc. 336,930
5,074 SeaWorld Entertainment, Inc.
m
234,673
1,045 Six Flags Entertainment
Corporation
m
24,568
6,847 Skyline Champion Corporation
m
436,291
2,127 Sonos, Inc.
m
27,460
11,064 Sony Group Corporation ADR 911,784
26,912 Stoneridge, Inc.
m
540,124
428 Taylor Morrison Home
Corporation
m
18,237
31,695 Tesla, Inc.
m
7,930,723
39,077 ThredUp, Inc.
m
156,699
303 TopBuild Corporation
m
76,235
7,944 Travel + Leisure Company 291,783
8 Ulta Beauty, Inc.
m
3,196
3,938 Upbound Group, Inc. 115,974
3,929 Urban Outfitters, Inc.
m
128,439
100 Vail Resorts, Inc. 22,189
248 Visteon Corporation
m
34,241
8,704 Wendy's Company 177,649
2,366 Wingstop, Inc. 425,501
10,778 Wyndham Hotels & Resorts, Inc. 749,502
Total 72,804,925
Consumer Staples (0.8%)
27,757 Altria Group, Inc. 1,167,182
4,733 Archer-Daniels-Midland Company 356,963
25,318 BJ's Wholesale Club Holdings,
Inc.
m
1,806,946
339 Boston Beer Company, Inc.
m
132,051
874 Cal-Maine Foods, Inc. 42,319
4,950 Casey's General Stores, Inc. 1,344,024
9,708 Celsius Holdings, Inc.
m
1,665,893
58,424 Coca-Cola Company 3,270,575
19,378 Colgate-Palmolive Company 1,377,970
70,951 Coty, Inc.
m
778,332

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Consumer Staples (0.8%) - continued
862 Darling Ingredients, Inc.
m
$ 44,996
7,888 e.l.f. Beauty, Inc.
m
866,339
8,056 Flowers Foods, Inc. 178,682
678 Hain Celestial Group, Inc.
m
7,031
149 Hershey Company 29,812
3,515 Hormel Foods Corporation 133,675
666 Ingredion, Inc. 65,534
3,045 J & J Snack Foods Corporation 498,314
701 John B. Sanfilippo & Son, Inc. 69,259
27,077 Kenvue, Inc. 543,706
17,743 Kimberly-Clark Corporation 2,144,242
2,636 Kroger Company 117,961
10,201 Lamb Weston Holdings, Inc. 943,184
7,559 Lancaster Colony Corporation 1,247,462
20,748 Mondelez International, Inc. 1,439,911
541 PepsiCo, Inc. 91,667
17,896 Philip Morris International, Inc. 1,656,812
2,293 Pilgrim's Pride Corporation
m
52,349
366 PriceSmart, Inc. 27,241
4,925 Primo Water Corporation 67,965
9,436 Procter & Gamble Company 1,376,335
55 Seneca Foods Corporation
m
2,961
2,094 Simply Good Foods Company
m
72,285
937 SpartanNash Company 20,614
13,715 Sysco Corporation 905,876
21,120 Turning Point Brands, Inc. 487,661
2,027 Tyson Foods, Inc. 102,343
36,290 US Foods Holding Corporation
m
1,440,713
29,328 Walmart, Inc. 4,690,427
Total 31,267,612
Energy (0.6%)
5,990 APA Corporation 246,189
21,502 BP plc ADR 832,557
1,111 Cactus, Inc. 55,783
1,441 California Resources Corporation 80,710
3,516 Cheniere Energy, Inc. 583,515
1,366 Chesapeake Energy Corporation 117,790
11,042 Chevron Corporation 1,861,902
745 Chord Energy Corporation 120,742
141 Civitas Resources, Inc. 11,403
687 Comstock Resources, Inc. 7,578
14,223 ConocoPhillips 1,703,915
1,267 CVR Energy, Inc. 43,116
14,316 Devon Energy Corporation 682,873
42,786 Enterprise Products Partners, LP 1,171,053
896 Evolution Petroleum Corporation 6,129
30,029 Exxon Mobil Corporation 3,530,810
2,223 Gran Tierra Energy, Inc.
m
15,428
68,412 Halliburton Company 2,770,686
1,260 Helmerich & Payne, Inc. 53,122
2,826 HF Sinclair Corporation 160,884
5,828 International Seaways, Inc. 262,260
19,962 Liberty Energy, Inc. 369,696
3,038 Magnolia Oil & Gas Corporation 69,601
3,625 Marathon Oil Corporation 96,969
18,048 Marathon Petroleum Corporation 2,731,384
18,316 Matador Resources Company 1,089,436
4,158 Murphy Oil Corporation 188,565
16,904 NOV, Inc. 353,294
624 ONEOK, Inc. 39,580
4,171 Ovintiv, Inc. 198,414
7,051 Par Pacific Holdings, Inc.
m
253,413
1,902 Patterson-UTI Energy, Inc. 26,324
3,571 PBF Energy, Inc. 191,156
Shares Common Stock (15.6%) Value
Energy (0.6%) - continued
5,095 Phillips 66 $ 612,164
13,015 Pioneer Natural Resources
Company 2,987,593
22,403 ProPetro Holding Corporation
m
238,144
9,990 RPC, Inc. 89,311
5,971 SM Energy Company 236,750
1,240 Solaris Oilfield Infrastructure, Inc. 13,218
14,382 Talos Energy, Inc.
m
236,440
93,655 TechnipFMC plc 1,904,943
6,853 U.S. Silica Holdings, Inc.
m
96,216
11,704 Viper Energy Partners, LP 326,308
3,800 Williams Companies, Inc. 128,022
Total 26,795,386
Financials (2.2%)
6,951 Allstate Corporation 774,411
6,647 Ally Financial, Inc. 177,342
4,159 Amalgamated Financial
Corporation 71,618
1,475 Amerant Bancorp, Inc. 25,724
23,732 American Express Company 3,540,577
1,206 American Financial Group, Inc. 134,674
15,745 American International Group, Inc. 954,147
6,308 Ameriprise Financial, Inc. 2,079,621
450 Ameris Bancorp 17,275
4,959 Annaly Capital Management, Inc. 93,279
52 Apollo Global Management, Inc. 4,668
2,500 Arch Capital Group, Ltd.
m
199,275
5,940 Arthur J. Gallagher & Company 1,353,904
2,128 Artisan Partners Asset
Management, Inc. 79,630
6,245 Associated Banc-Corp 106,852
592 Assurant, Inc. 84,999
1,477 Assured Guaranty, Ltd. 89,388
321 Atlantic Union Bankshares
Corporation 9,238
565 Axis Capital Holdings, Ltd. 31,849
229 Axos Financial, Inc.
m
8,670
5,344 Banc of California, Inc. 66,159
71,274 Bank of America Corporation 1,951,482
798 Bank of Hawaii Corporation 39,653
3,476 Bank of Marin Bancorp 63,541
1,612 Bank of N.T. Butterfield & Son, Ltd. 43,653
31,668 Bank of New York Mellon
Corporation 1,350,640
1,370 Bank OZK 50,786
1,579 BankFinancial Corporation 13,611
3,746 BankUnited, Inc. 85,034
2,656 Banner Corporation 112,561
507 BayCom Corporation 9,739
2,968 BCB Bancorp, Inc. 33,064
8,576 Berkshire Hathaway, Inc.
m
3,004,173
3,427 Berkshire Hills Bancorp, Inc. 68,711
1,447 BlackRock, Inc. 935,471
1,604 Block, Inc.
m
70,993
189 BOK Financial Corporation 15,116
3,798 Bridgewater Bancshares, Inc.
m
36,005
2,976 Brighthouse Financial, Inc.
m
145,645
4,943 Brookline Bancorp, Inc. 45,031
2,292 Business First Bancshares, Inc. 42,998
1,023 Byline Bancorp, Inc. 20,163
2,405 Cadence Bank 51,034
6,641 Capital One Financial Corporation 644,509
12,935 Carlyle Group, Inc. 390,120
422 Cathay General Bancorp 14,669

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Financials (2.2%) - continued
14,514 Central Pacific Financial
Corporation $ 242,094
272 Central Valley Community Bancorp 3,838
21,500 Charles Schwab Corporation 1,180,350
12,488 Chubb, Ltd. 2,599,752
9,780 Cincinnati Financial Corporation 1,000,396
12,063 Citigroup, Inc. 496,151
11,649 Citizens Financial Group, Inc. 312,193
2,519 CNB Financial Corporation 45,619
7,602 Columbia Banking System, Inc. 154,321
20,330 Comerica, Inc. 844,712
1,889 Commerce Bancshares, Inc. 90,634
353 Community Bank System, Inc. 14,900
5,591 Community Trust Bancorp, Inc. 191,548
2,209 ConnectOne Bancorp, Inc. 39,386
980 CrossFirst Bankshares, Inc.
m
9,888
999 Cullen/Frost Bankers, Inc. 91,119
2,058 Customers Bancorp, Inc.
m
70,898
1,406 CVB Financial Corporation 23,297
7,352 Dime Community Bancshares, Inc. 146,746
6,085 Discover Financial Services 527,144
5,879 Eagle Bancorp, Inc. 126,105
3,418 East West Bancorp, Inc. 180,163
929 Eastern Bankshares, Inc. 11,650
6,566 Ellington Residential Mortgage
REIT 40,775
1,229 Employers Holdings, Inc. 49,099
2,297 Enova International, Inc.
m
116,848
2,123 Enterprise Financial Services
Corporation 79,613
1,210 Equity Bancshares, Inc. 29,125
736 Euronet Worldwide, Inc.
m
58,424
123 EVERTEC, Inc. 4,573
4,755 F.N.B. Corporation 51,306
4,850 FactSet Research Systems, Inc. 2,120,711
15,312 Federated Hermes, Inc. 518,617
2,854 Fidelity National Information
Services, Inc. 157,741
2,124 Fifth Third Bancorp 53,801
3,837 Financial Institutions, Inc. 64,577
1,760 First Bancorp/Puerto Rico 23,690
57 First Citizens BancShares, Inc./NC 78,666
820 First Commonwealth Financial
Corporation 10,012
220 First Financial Bancorp 4,312
1,521 First Financial Bankshares, Inc. 38,208
1,589 First Financial Corporation 53,724
7,303 First Foundation, Inc. 44,402
681 First Hawaiian, Inc. 12,292
20,432 First Horizon Corporation 225,161
1,526 First Internet Bancorp 24,736
400 First Interstate BancSystem, Inc. 9,976
1,164 First Merchants Corporation 32,382
831 First Mid-Illinois Bancshares, Inc. 22,071
3,161 First of Long Island Corporation 36,383
5,736 Fiserv, Inc.
m
647,939
225 Five Star Bancorp 4,514
834 FleetCor Technologies, Inc.
m
212,954
4,292 Flushing Financial Corporation 56,354
7,559 Fulton Financial Corporation 91,539
8,235 Genworth Financial, Inc.
m
48,257
3,520 Glacier Bancorp, Inc. 100,320
948 Global Life, Inc. 103,076
2,716 Global Payments, Inc. 313,399
3,538 Great Southern Bancorp, Inc. 169,541
Shares Common Stock (15.6%) Value
Financials (2.2%) - continued
2,147 Green Dot Corporation
m
$ 29,908
6,465 Hamilton Lane, Inc. 584,695
869 Hancock Whitney Corporation 32,144
14,482 Hanmi Financial Corporation 235,043
1,733 Hanover Insurance Group, Inc. 192,328
3,068 Hartford Financial Services Group,
Inc. 217,552
10,638 Heartland Financial USA, Inc. 313,076
10,405 Heritage Commerce Corporation 88,130
8,116 Heritage Financial Corporation 132,372
2,580 Home BancShares, Inc. 54,025
5,031 HomeStreet, Inc.
h
39,191
4,851 Hometrust Bancshares, Inc. 105,121
30,352 Hope Bancorp, Inc. 268,615
5,344 Horizon Bancorp, Inc. 57,074
12,041 Houlihan Lokey, Inc. 1,289,832
9,116 Huntington Bancshares, Inc. 94,806
1,598 Independent Bank Corporation 78,446
4,432 Independent Bank Corporation/MI 81,283
42,063 Intercontinental Exchange, Inc. 4,627,771
348 International Bancshares
Corporation 15,082
7,354 Invesco Mortgage Capital, Inc. 73,614
10,777 Invesco, Ltd. 156,482
39,140 J.P. Morgan Chase & Company 5,676,083
515 Jack Henry & Associates, Inc. 77,837
17,444 Janus Henderson Group plc 450,404
2,532 Kearny Financial Corporation/MD 17,547
5,968 KeyCorp 64,216
8,889 Kinsale Capital Group, Inc. 3,681,202
2,776 Lazard, Ltd. 86,084
2,511 Loews Corporation 158,971
6,710 M&T Bank Corporation 848,480
1,413 Marsh & McLennan Companies,
Inc. 268,894
20,774 Mastercard, Inc. 8,224,634
723 Mercantile Bank Corporation 22,348
13,081 MetLife, Inc. 822,926
4,303 Metropolitan Bank Holding
Corporation
m
156,113
10,989 MFA Financial, Inc. 105,604
52,147 MGIC Investment Corporation 870,333
593 Mid Penn Bancorp, Inc. 11,937
4,081 Midland States Bancorp, Inc. 83,824
8,447 MidWestOne Financial Group, Inc. 171,728
7,354 Morgan Stanley 600,601
7,548 Mr. Cooper Group, Inc.
m
404,271
3,619 MSCI, Inc. 1,856,837
478 MVB Financial Corporation 10,793
28,996 Nasdaq, Inc. 1,408,916
6,418 Navient Corporation 110,518
13,810 New York Community Bancorp,
Inc. 156,605
16,556 NMI Holdings, Inc.
m
448,502
187 Northrim BanCorp, Inc. 7,409
22,420 NU Holdings, Ltd./Cayman
Islands
m
162,545
4,666 OceanFirst Financial Corporation 67,517
2,096 OFG Bancorp 62,587
3,778 Old National Bancorp 54,932
3,307 Old Republic International
Corporation 89,091
1,726 Old Second Bancorp, Inc. 23,491
9,081 OneMain Holdings, Inc. 364,057
502 Pacific Premier Bancorp, Inc. 10,924
73,627 PayPal Holdings, Inc.
m
4,304,234

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Financials (2.2%) - continued
986 PCB Bancorp $ 15,234
789 PennyMac Financial Services, Inc. 52,547
1,120 Pinnacle Financial Partners, Inc. 75,085
434 PNC Financial Services Group,
Inc. 53,282
2,474 Popular, Inc. 155,887
3,532 Premier Financial Corporation 60,256
299 PROG Holdings, Inc.
m
9,930
1,440 Prosperity Bancshares, Inc. 78,595
2,644 Provident Financial Services, Inc. 40,427
1,714 Prudential Financial, Inc. 162,641
10,385 Radian Group, Inc. 260,767
26,472 Raymond James Financial, Inc. 2,658,583
2,786 Regions Financial Corporation 47,919
39 Reinsurance Group of America,
Inc. 5,662
49,625 Rithm Capital Corporation 461,016
6,157 RLI Corporation 836,675
846 S&T Bancorp, Inc. 22,910
3,149 Sandy Spring Bancorp, Inc. 67,483
13,889 SEI Investments Company 836,534
2,088 Shore Bancshares, Inc. 21,966
611 Simmons First National
Corporation 10,363
458 SmartFinancial, Inc. 9,787
260 Southern First Bancshares, Inc.
m
7,004
1,187 SouthState Corporation 79,956
2,944 Synchrony Financial 89,998
5,203 Synovus Financial Corporation 144,643
1,326 T. Rowe Price Group, Inc. 139,058
1,557 Territorial Bancorp, Inc. 14,153
6,361 TPG, Inc. 191,593
11,821 Tradeweb Markets, Inc. 948,044
13,618 Triumph Financial, Inc.
m
882,310
3,355 TrustCo Bank Corporation NY 91,558
3,485 Trustmark Corporation 75,729
8,121 Two Harbors Investment
Corporation 107,522
1,882 U.S. Bancorp 62,219
825 UMB Financial Corporation 51,191
1,746 United Bankshares, Inc. 48,172
1,187 United Community Banks, Inc. 30,162
3,246 Univest Financial Corporation 56,415
11,145 Unum Group 548,223
8,133 Valley National Bancorp 69,618
5,598 Veritex Holdings, Inc. 100,484
12,199 Virtu Financial, Inc. 210,677
1,626 Visa, Inc. 373,996
1,824 Voya Financial, Inc. 121,205
1,650 W.R. Berkley Corporation 104,758
604 Walker & Dunlop, Inc. 44,841
3,369 Washington Federal, Inc. 86,314
79 Webster Financial Corporation 3,184
57,024 Wells Fargo & Company 2,330,001
1,768 Westamerica Bancorporation 76,466
26,779 Western Alliance Bancorp 1,231,031
42,555 Western Union Company 560,875
643 WEX, Inc.
m
120,942
101 Willis Towers Watson plc 21,105
913 Wintrust Financial Corporation 68,932
277 WSFS Financial Corporation 10,111
8,373 Zions Bancorp NA 292,134
Total 89,301,482
Shares Common Stock (15.6%) Value
Health Care (2.1%)
24,730 Abbott Laboratories $ 2,395,100
910 ACADIA Pharmaceuticals, Inc.
m
18,964
10,884 Agilent Technologies, Inc. 1,217,049
664 Agiliti, Inc.
m
4,309
2,395 Agios Pharmaceuticals, Inc.
m
59,276
5,280 Aldeyra Therapeutics, Inc.
m
35,270
516 Align Technology, Inc.
m
157,545
14,476 Alkermes plc
m
405,473
114 Alnylam Pharmaceuticals, Inc.
m
20,189
9,286 Amgen, Inc. 2,495,705
3,654 Amicus Therapeutics, Inc.
m
44,433
1,557 Amphastar Pharmaceuticals, Inc.
m
71,606
1,591 Anika Therapeutics, Inc.
m
29,640
5,547 Apellis Pharmaceuticals, Inc.
m
211,008
3,520 Argenx SE ADR
m
1,730,538
5,827 Ascendis Pharma AS ADR
m
545,640
7,191 AstraZeneca plc ADR 486,975
1,704 Avanos Medical, Inc.
m
34,455
70,283 Avantor, Inc.
m
1,481,566
8,155 Azenta, Inc.
m
409,299
34,646 Baxter International, Inc. 1,307,540
3,900 Biogen, Inc.
m
1,002,339
156 BioMarin Pharmaceutical, Inc.
m
13,803
199 Bio-Rad Laboratories, Inc.
m
71,332
20,000 Bio-Techne Corporation 1,361,400
460 Blueprint Medicines Corporation
m
23,101
1,400 Bruker Corporation 87,220
967 Cardinal Health, Inc. 83,955
421 Cencora, Inc. 75,767
2,579 Centene Corporation
m
177,642
1,777 Charles River Laboratories
International, Inc.
m
348,256
4,178 Cigna Group 1,195,200
2,834 Codexis, Inc.
m
5,356
4,217 Community Health Systems, Inc.
m
12,229
3,279 Cooper Companies, Inc. 1,042,755
16,336 CVS Health Corporation 1,140,580
18,038 Danaher Corporation 4,475,228
4,642 Deciphera Pharmaceuticals, Inc.
m
59,046
21,251 Dentsply Sirona, Inc. 725,934
11,673 Dexcom, Inc.
m
1,089,091
9,706 Dynavax Technologies
Corporation
m
143,358
14,696 Edwards Lifesciences
Corporation
m
1,018,139
68,247 Elanco Animal Health, Inc.
m
767,096
2,835 Elevance Health, Inc. 1,234,416
1,161 Eli Lilly & Company 623,608
915 Enanta Pharmaceuticals, Inc.
m
10,221
14,775 Enovis Corporation
m
779,086
4,961 Exelixis, Inc.
m
108,398
15,366 Gilead Sciences, Inc. 1,151,528
2,667 Globus Medical, Inc.
m
132,417
4,920 GoodRx Holdings, Inc.
m
27,700
15,249 Halozyme Therapeutics, Inc.
m
582,512
3,071 HCA Healthcare, Inc. 755,405
7,505 Hologic, Inc.
m
520,847
3,260 ICON plc
m
802,775
91 IDEXX Laboratories, Inc.
m
39,792
10,925 Immunocore Holdings plc ADR
m
567,007
13,973 Inmode, Ltd.
m
425,618
1,878 Inspire Medical Systems, Inc.
m
372,670
9,120 Intuitive Surgical, Inc.
m
2,665,685
679 IQVIA Holding, Inc.
m
133,593
1,392 Jazz Pharmaceuticals, Inc.
m
180,180

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Health Care (2.1%) - continued
9,920 Johnson & Johnson $ 1,545,040
283 Kiniksa Pharmaceuticals, Ltd.
m
4,916
2,114 Kura Oncology, Inc.
m
19,280
13,367 Laboratory Corporation of America
Holdings 2,687,435
10,836 Lantheus Holdings, Inc.
m
752,885
68 Ligand Pharmaceuticals, Inc.
m
4,075
984 LivaNova plc
m
52,034
110,363 Maravai LifeSciences Holdings,
Inc.
m
1,103,630
317 Masimo Corporation
m
27,795
32 Medpace Holdings, Inc.
m
7,748
56,476 Medtronic plc 4,425,459
35,774 Merck & Company, Inc. 3,682,933
6,998 Molina Healthcare, Inc.
m
2,294,574
2,220 Myriad Genetics, Inc.
m
35,609
6,652 Natera, Inc.
m
294,351
2,032 National HealthCare Corporation 130,007
25,632 Novo Nordisk AS ADR
m
2,330,974
2,136 OraSure Technologies, Inc.
m
12,666
2,639 Pacira Pharmaceuticals, Inc.
m
80,965
2,841 Pediatrix Medical Group, Inc.
m
36,109
38,820 Pfizer, Inc. 1,287,659
16,820 Phreesia, Inc.
m
314,198
25,357 Point Biopharma Global, Inc.
m
169,131
47,372 Progyny, Inc.
m
1,611,595
3,011 Qiagen NV
m
121,946
551 QuidelOrtho Corporation
m
40,245
53,828 R1 RCM, Inc.
m
811,188
8,497 Repligen Corporation
m
1,351,108
3,799 Revance Therapeutics, Inc.
m
43,575
4,407 Rocket Pharmaceuticals, Inc.
m
90,299
1,461 Royalty Pharma plc 39,652
5,224 Sarepta Therapeutics, Inc.
m
633,253
33,875 scPharmaceuticals, Inc.
m
241,190
2,005 Sensus Healthcare, Inc.
m
5,554
5,051 ShockWave Medical, Inc.
m
1,005,654
751 Teleflex, Inc. 147,504
3,597 TG Therapeutics, Inc.
m
30,071
4,700 Thermo Fisher Scientific, Inc. 2,378,999
13,389 UnitedHealth Group, Inc. 6,750,600
1,681 Vanda Pharmaceuticals, Inc.
m
7,262
7,526 Veeva Systems, Inc.
m
1,531,165
6,225 Veracyte, Inc.
m
139,004
16,493 Vericel Corporation
m
552,845
1,605 Vertex Pharmaceuticals, Inc.
m
558,123
4,713 Viemed Healthcare, Inc.
m
31,718
4,864 Vor BioPharma, Inc.
h,m
10,312
4,355 Waters Corporation
m
1,194,185
857 West Pharmaceutical Services,
Inc. 321,555
1,615 Zentalis Pharmaceuticals, Inc.
m
32,397
7,971 Zimmer Biomet Holdings, Inc. 894,506
32,828 Zoetis, Inc. 5,711,415
Total 86,780,258
Industrials (1.8%)
2,593 A.O. Smith Corporation 171,475
1,170 Acuity Brands, Inc. 199,263
11,624 Advanced Drainage Systems, Inc. 1,323,160
3,621 AGCO Corporation 428,292
8,928 Air Lease Corporation 351,852
9,788 Alaska Air Group, Inc.
m
362,939
544 American Woodmark Corporation
m
41,132
12,834 AMETEK, Inc. 1,896,352
Shares Common Stock (15.6%) Value
Industrials (1.8%) - continued
439 Apogee Enterprises, Inc. $ 20,668
5,165 Armstrong World Industries, Inc. 371,880
19,319 ASGN, Inc.
m
1,577,976
8,092 Automatic Data Processing, Inc. 1,946,773
364 Axon Enterprise, Inc.
m
72,432
1,809 AZZ, Inc. 82,454
22,822 Badger Infrastructure Solutions,
Ltd. 582,879
1,914 Barnes Group, Inc. 65,019
5,170 Beacon Roofing Supply, Inc.
m
398,969
1,729 Boise Cascade Company 178,156
2,269 Builders FirstSource, Inc.
m
282,468
5,865 Carlisle Companies, Inc. 1,520,560
763 Caterpillar, Inc. 208,299
8,002 Chart Industries, Inc.
m
1,353,298
1,057 Cimpress plc
m
74,001
1,141 Cintas Corporation 548,832
57,354 CNH Industrial NV 693,983
156 Columbus McKinnon Corporation 5,446
10,705 Conduent Incorporated
m
37,253
1,187 CSW Industrials, Inc. 208,010
74,449 CSX Corporation 2,289,307
7,080 Cummins, Inc. 1,617,497
2,283 Curtiss-Wright Corporation 446,623
1,167 Daseke, Inc.
m
5,987
2,854 Deere & Company 1,077,043
22,645 Delta Air Lines, Inc. 837,865
2,274 Donaldson Company, Inc. 135,621
24 Dover Corporation 3,348
2,949 EMCOR Group, Inc. 620,440
182 Equifax, Inc. 33,339
51,956 ExlService Holdings, Inc.
m
1,456,846
1,435 Expeditors International of
Washington, Inc. 164,494
51,686 Fastenal Company 2,824,123
10,790 Ferguson plc 1,774,631
25,217 First Advantage Corporation 347,742
15,913 Flowserve Corporation 632,860
1,943 Fluor Corporation
m
71,308
607 Forrester Research, Inc.
m
17,542
3,880 Fortune Brands Innovations, Inc. 241,181
2,065 Gates Industrial Corporation plc
m
23,975
4,963 General Dynamics Corporation 1,096,674
2,305 Gibraltar Industries, Inc.
m
155,611
67 GMS, Inc.
m
4,286
485 Gorman-Rupp Company 15,956
1,461 Greenbrier Companies, Inc. 58,440
742 Griffon Corporation 29,435
170 Heidrick & Struggles International,
Inc. 4,253
9,225 Helios Technologies, Inc. 511,803
1,361 Herc Holdings, Inc. 161,877
4,333 Hillman Solutions Corporation
m
35,747
3,574 Honeywell International, Inc. 660,261
77,943 Howmet Aerospace, Inc. 3,604,864
1,455 Hubbell, Inc. 456,012
1,270 IDEX Corporation 264,185
555 Ingersoll Rand, Inc. 35,365
2,021 Interface, Inc. 19,826
59,767 Janus International Group, Inc.
m
639,507
2,742 JB Hunt Transport Services, Inc. 516,922
10,652 JetBlue Airways Corporation
m
48,999
8,865 Johnson Controls International plc 471,707
3,493 Kennametal, Inc. 86,906
5,221 L3Harris Technologies, Inc. 909,081

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Industrials (1.8%) - continued
5,095 Lincoln Electric Holdings, Inc. $ 926,220
1,122 ManpowerGroup, Inc. 82,265
10,637 Masco Corporation 568,548
8,426 Masterbrand, Inc.
m
102,376
1,360 Matson, Inc. 120,659
1,070 Maximus, Inc. 79,908
11,571 Middleby Corporation
m
1,481,088
1,490 Miller Industries, Inc. 58,423
424 Moog, Inc. 47,895
1,996 MSC Industrial Direct Company,
Inc. 195,907
486 MYR Group, Inc.
m
65,493
152 National Presto Industries, Inc. 11,014
5,397 Northrop Grumman Corporation 2,375,705
4,659 nVent Electric plc 246,880
3,421 Old Dominion Freight Line, Inc. 1,399,668
17,645 Oshkosh Corporation 1,683,862
1,373 Otis Worldwide Corporation 110,266
14,306 Owens Corning, Inc. 1,951,481
6,169 PACCAR, Inc. 524,488
7,251 Parker-Hannifin Corporation 2,824,410
512 Paycom Software, Inc. 132,746
569 Paylocity Holding Corporation
m
103,387
25,500 Pentair plc 1,651,125
586 Quanta Services, Inc. 109,623
20,810 RB Global, Inc. 1,300,625
9,027 Regal Rexnord Corporation 1,289,778
1,833 Republic Services, Inc. 261,221
2,076 Resideo Technologies, Inc.
m
32,801
2,996 Saia, Inc.
m
1,194,355
2,900 Schneider National, Inc. 80,301
4,405 Simpson Manufacturing Company,
Inc. 659,913
1,999 SiteOne Landscape Supply, Inc.
m
326,737
4,771 SkyWest, Inc.
m
200,096
204 Snap-On, Inc. 52,032
8,666 Southwest Airlines Company 234,589
3,221 Standex International Corporation 469,267
584 Sterling Construction Company,
Inc.
m
42,912
917 Tennant Company 67,996
3,090 Terex Corporation 178,046
3,385 Textron, Inc. 264,504
9,588 Timken Company 704,622
1,723 Titan International, Inc.
m
23,140
1,605 Titan Machinery, Inc.
m
42,661
1,998 Trane Technologies plc 405,414
16,930 TransUnion 1,215,405
2,709 Trex Company, Inc.
m
166,956
72,083 Uber Technologies, Inc.
m
3,315,097
35 UniFirst Corporation/MA 5,705
7,779 United Parcel Service, Inc. 1,212,513
3,820 United Rentals, Inc. 1,698,257
412 Valmont Industries, Inc. 98,967
1,550 Vertiv Holdings Company 57,660
3,423 Wabash National Corporation 72,294
31,401 WillScot Mobile Mini Holdings
Corporation
m
1,305,968
Total 73,246,579
Information Technology (3.9%)
8,702 8x8, Inc.
m
21,929
10,670 Adobe, Inc.
m
5,440,633
34,040 Advanced Micro Devices, Inc.
m
3,499,993
1,063 Alarm.com Holdings, Inc.
m
64,992
Shares Common Stock (15.6%) Value
Information Technology (3.9%) - continued
1,108 Alpha and Omega Semiconductor,
Ltd.
m
$ 33,063
538 American Software, Inc. 6,165
3,423 Amkor Technology, Inc. 77,360
28,237 Amphenol Corporation 2,371,626
312 ANSYS, Inc.
m
92,836
106,640 Apple, Inc. 18,257,834
22,053 Applied Materials, Inc. 3,053,238
6,282 Arista Networks, Inc.
m
1,155,448
5,476 Autodesk, Inc.
m
1,133,039
309 Broadcom, Inc. 256,649
40,605 Calix, Inc.
m
1,861,333
416 CDW Corporation 83,932
3,895 Ciena Corporation
m
184,078
157,194 Cisco Systems, Inc. 8,450,749
22,996 Cognex Corporation 975,950
124 Cognizant Technology Solutions
Corporation 8,400
1,758 Cohu, Inc.
m
60,546
10,614 CommScope Holding Company,
Inc.
m
35,663
72 CommVault Systems, Inc.
m
4,868
879 Corning, Inc. 26,783
5,021 Crane NXT Company 279,017
1,682 Datadog, Inc.
m
153,213
8,683 Descartes Systems Group, Inc.
m
637,159
2,311 DocuSign, Inc.
m
97,062
5,120 Dolby Laboratories, Inc. 405,811
54,315 Dropbox, Inc.
m
1,478,997
22,790 Dynatrace Holdings, LLC
m
1,064,977
666 Elastic NV
m
54,106
555 Enphase Energy, Inc.
m
66,683
9,718 Entegris, Inc. 912,617
3,748 EPAM Systems, Inc.
m
958,326
346 F5, Inc.
m
55,754
29 Fair Isaac Corporation
m
25,187
7,459 Five9, Inc.
m
479,614
25,753 Flex, Ltd.
m
694,816
395 FormFactor, Inc.
m
13,801
24,089 Fortinet, Inc.
m
1,413,543
14 Gartner, Inc.
m
4,811
3,896 Gilat Satellite Networks, Ltd.
m
25,051
1,071 GoDaddy, Inc.
m
79,768
38,916 Grid Dynamics Holdings, Inc.
m
473,997
21,317 Guidewire Software, Inc.
m
1,918,530
22,575 Hackett Group, Inc. 532,544
12,485 Hewlett Packard Enterprise
Company 216,864
118 HP, Inc. 3,033
2,271 HubSpot, Inc.
m
1,118,468
206 Insight Enterprises, Inc.
m
29,973
1,771 IPG Photonics Corporation
m
179,827
1,412 JFrog, Ltd.
m
35,808
14,070 Juniper Networks, Inc. 391,005
2,417 Keysight Technologies, Inc.
m
319,793
2,159 KLA Corporation 990,247
4,164 Knowles Corporation
m
61,669
6,527 Kyndryl Holdings, Inc.
m
98,558
2,050 Lam Research Corporation 1,284,879
20,724 Lattice Semiconductor
Corporation
m
1,780,813
1,611 Littelfuse, Inc. 398,433
4,509 LiveRamp Holding, Inc.
m
130,040
4,229 Marvell Technology, Inc. 228,916
1,956 MaxLinear, Inc.
m
43,521

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Information Technology (3.9%) - continued
7,669 Microchip Technology, Inc. $ 598,565
96,620 Microsoft Corporation 30,507,765
2,067 MKS Instruments, Inc. 178,878
2,948 Monolithic Power Systems, Inc. 1,361,976
202 Motorola Solutions, Inc. 54,992
2,617 NCR Corporation
m
70,580
3,074 NetApp, Inc. 233,255
523 NICE, Ltd. ADR
h,m
88,910
6,452 Nova, Ltd.
m
725,463
35,646 NVIDIA Corporation 15,505,654
1,334 ON Semiconductor Corporation
m
123,995
172 OSI Systems, Inc.
m
20,303
17,663 PagerDuty, Inc.
m
397,241
8,840 Palo Alto Networks, Inc.
m
2,072,450
6,661 PDF Solutions, Inc.
m
215,816
918 Plexus Corporation
m
85,356
10,083 PTC, Inc.
m
1,428,559
4,701 Q2 Holdings, Inc.
m
151,701
1,163 Qorvo, Inc.
m
111,032
52,847 QUALCOMM, Inc. 5,869,188
5,657 Rackspace Technology, Inc.
h,m
13,294
1,688 Rapid7, Inc.
m
77,277
2,293 RingCentral, Inc.
m
67,942
1,184 Roper Industries, Inc. 573,388
27,360 Salesforce, Inc.
m
5,548,061
29,725 Samsung Electronics Company,
Ltd. 1,502,722
580 Sanmina Corporation
m
31,482
8,696 ServiceNow, Inc.
m
4,860,716
2,807 Silicon Laboratories, Inc.
m
325,303
2,701 Skyworks Solutions, Inc. 266,292
3,776 SolarWinds Corporation
m
35,645
1,748 Sprinklr, Inc.
m
24,192
43,465 Sprout Social, Inc.
m
2,168,034
1,899 SPS Commerce, Inc.
m
323,988
4,334 Synopsys, Inc.
m
1,989,176
13,533 TE Connectivity, Ltd. 1,671,731
295 Teledyne Technologies, Inc.
m
120,531
3,388 Teradata Corporation
m
152,528
72 Teradyne, Inc. 7,233
15,495 Texas Instruments, Inc. 2,463,860
1,546 Trimble, Inc.
m
83,268
47,201 TTM Technologies, Inc.
m
607,949
9,382 Tyler Technologies, Inc.
m
3,622,765
11,073 Unisys Corporation
m
38,202
3,326 Universal Display Corporation 522,149
4,447 Upland Software, Inc.
m
20,545
20,799 Varonis Systems, Inc.
m
635,201
2,150 Verint Systems, Inc.
m
49,429
7,515 VeriSign, Inc.
m
1,522,013
7,459 Viavi Solutions, Inc.
m
68,175
8,005 Vishay Intertechnology, Inc. 197,884
8,655 Vontier Corporation 267,613
14,452 Wolfspeed, Inc.
m
550,621
9,656 Workiva, Inc.
m
978,539
1,520 Xerox Holdings Corporation 23,849
6,433 Yext, Inc.
m
40,721
1,800 Zoom Video Communications,
Inc.
m
125,892
Total 157,674,227
Materials (0.4%)
611 Albemarle Corporation 103,894
1,430 Alcoa Corporation 41,556
462 AptarGroup, Inc. 57,768
Shares Common Stock (15.6%) Value
Materials (0.4%) - continued
28,946 Axalta Coating Systems, Ltd.
m
$ 778,647
2,552 Ball Corporation 127,038
447 Berry Plastics Group, Inc. 27,674
883 Carpenter Technology Corporation 59,346
3,980 Celanese Corporation 499,570
13,043 CF Industries Holdings, Inc. 1,118,307
13,695 Cleveland-Cliffs, Inc.
m
214,053
4,339 Commercial Metals Company 214,390
2,935 Eagle Materials, Inc. 488,736
8,707 Eastman Chemical Company 668,001
126 Hawkins, Inc. 7,415
6,364 Huntsman Corporation 155,282
2,448 Ingevity Corporation
m
116,549
2,615 Innospec, Inc. 267,253
5,115 Ivanhoe Mines, Ltd.
m
43,835
740 Kaiser Aluminum Corporation 55,692
3,220 Linde plc 1,198,967
3,308 LSB Industries, Inc.
m
33,841
298 LyondellBasell Industries NV 28,221
2,437 Martin Marietta Materials, Inc. 1,000,340
897 Myers Industries, Inc. 16,083
4,590 Newmont Corporation 169,600
19,908 Nucor Corporation 3,112,616
4,263 O-I Glass, Inc.
m
71,320
2,376 Orion SA 50,561
1,934 PPG Industries, Inc. 251,033
84,820 Ranpak Holdings Corporation
m
461,421
364 Reliance Steel & Aluminum
Company 95,452
14,502 RPM International, Inc. 1,374,935
1,642 Ryerson Holding Corporation 47,766
2,259 Schnitzer Steel Industries, Inc. 62,913
2,103 Steel Dynamics, Inc. 225,484
12,872 Summit Materials, Inc.
m
400,834
5,594 SunCoke Energy, Inc. 56,779
2,082 TimkenSteel Corporation
m
45,221
768 TriMas Corporation 19,016
1,112 Trinseo plc 9,085
36,041 Tronox Holdings plc 484,391
472 United States Lime & Minerals, Inc. 94,872
15,572 United States Steel Corporation 505,779
1,584 Vulcan Materials Company 320,000
Total 15,181,536
Real Estate (0.5%)
22,867 Agree Realty Corporation 1,263,173
925 Alexandria Real Estate Equities,
Inc. 92,592
9,028 Apartment Income REIT
Corporation 277,160
8,834 AvalonBay Communities, Inc. 1,517,151
3,160 Camden Property Trust 298,873
1,962 CareTrust REIT, Inc. 40,221
14,379 CBRE Group, Inc.
m
1,062,033
1,719 Centerspace 103,587
3,668 Chatham Lodging Trust 35,103
12,538 Compass, Inc.
m
36,360
18,711 CubeSmart 713,450
8,751 Cushman and Wakefield plc
m
66,683
678 EastGroup Properties, Inc. 112,907
11,276 Elme Communities 153,805
8,893 EPR Properties 369,415
27,462 Equity Commonwealth 504,477
10,775 Equity Residential 632,600

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.6%) Value
Real Estate (0.5%) - continued
5,177 Essential Properties Realty Trust,
Inc. $ 111,978
714 Essex Property Trust, Inc. 151,432
3,539 Extra Space Storage, Inc. 430,272
7,111 First Industrial Realty Trust, Inc. 338,412
3,431 FirstService Corporation 499,348
11,850 Four Corners Property Trust, Inc. 262,951
2,603 Getty Realty Corporation 72,181
44,857 Healthcare Realty Trust, Inc. 684,966
47,562 Host Hotels & Resorts, Inc. 764,321
1,543 Howard Hughes Holdings, Inc.
m
114,383
18,811 Independence Realty Trust, Inc. 264,671
2,478 Kennedy-Wilson Holdings, Inc. 36,526
933 LTC Properties, Inc. 29,977
28,781 LXP Industrial Trust 256,151
7,358 Mid-America Apartment
Communities, Inc. 946,607
2,882 National Storage Affiliates Trust 91,475
10,056 NetSTREIT Corporation
h
156,672
5,290 NNN REIT, Inc. 186,949
9,364 Pebblebrook Hotel Trust 127,257
6,001 Public Storage 1,581,383
2,947 Realty Income Corporation 147,173
9,724 Regency Centers Corporation 577,995
14,541 Rexford Industrial Realty, Inc. 717,598
869 RMR Group, Inc. 21,308
12,315 Sabra Health Care REIT, Inc. 171,671
15,404 SBA Communications Corporation 3,083,419
22,810 Service Properties Trust 175,409
1,790 Terreno Realty Corporation 101,672
34,907 UDR, Inc. 1,245,133
1,805 Welltower, Inc. 147,866
Total 20,776,746
Utilities (0.3%)
1,746 AES Corporation 26,539
2,147 Alliant Energy Corporation 104,022
23,848 American Electric Power
Company, Inc. 1,793,847
1,743 Artesian Resources Corporation 73,189
981 Avista Corporation 31,755
5,002 Black Hills Corporation 253,051
2,765 CenterPoint Energy, Inc. 74,240
208 Clearway Energy, Inc. 4,144
12,015 Constellation Energy Corporation 1,310,596
10,422 Duke Energy Corporation 919,846
2,172 Edison International 137,466
10,086 Entergy Corporation 932,955
19,999 Evergy, Inc. 1,013,949
510 NextEra Energy Partners, LP
h
15,147
99,900 NiSource, Inc. 2,465,532
10,953 NorthWestern Corporation 526,401
26,834 OGE Energy Corporation 894,377
3,984 Pinnacle West Capital Corporation 293,541
8,385 Portland General Electric
Company 339,425
11,489 Public Service Enterprise Group,
Inc. 653,839
671 Spire, Inc. 37,965
23,453 UGI Corporation 539,419
Total 12,441,245
Total Common Stock
(cost $493,114,801) 636,950,103
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
10,433,657 Thrivent Cash Management Trust $ 10,433,657
Total Collateral Held for
Securities Loaned
(cost $10,433,657) 10,433,657
Shares or
Principal
Amount Short-Term Investments ( 8.4% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.265%, 10/4/2023
n,o
599,825
3,100,000 5.250%, 10/17/2023
n
3,093,385
6,100,000 5.270%, 10/25/2023
n,o
6,080,054
600,000 5.275%, 11/10/2023
n,o
596,674
7,100,000 5.285%, 11/15/2023
n,o
7,055,613
2,500,000 5.300%, 12/6/2023
n,o
2,476,882
1,000,000 5.315%, 12/13/2023
n,o
989,762
8,500,000 5.315%, 12/15/2023
n,o
8,410,573
Thrivent Core Short-Term Reserve
Fund
31,129,633 5.650% 311,296,335
U.S. Treasury Bills
700,000 5.202%, 10/3/2023
n,p
699,898
200,000 5.307%, 12/14/2023
n,p
197,851
Total Short-Term Investments
(cost $341,301,647) 341,496,852
Total Investments (cost
$4,143,764,360) 100.7% $4,107,385,342
Other Assets and Liabilities, Net
(0.7%) (27,910,054)
Total Net Assets 100.0% $4,079,475,288
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $226,079,455 or
5.5% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
h All or a portion of the security is on loan.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 29, 2023, $808,716 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
September 29, 2023 was $562,479 or 0.01% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
September 29, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 6,755,684
Common Stock 3,363,799
Total lending $10,119,483
Gross amount payable upon return of
collateral for securities loaned $10,433,657
Net amounts due to counterparty $314,174
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,660,257 – 2,293,247 367,010
Capital Goods 10,525,741 – 9,319,639 1,206,102
Communications Services 14,615,427 – 14,615,427 –
Consumer Cyclical 17,474,106 – 17,474,106 –
Consumer Non-Cyclical 16,107,888 – 15,402,212 705,676
Energy 2,344,739 – 2,344,739 –
Financials 7,906,553 – 7,906,553 –
Technology 20,475,486 – 20,475,486 –
Transportation 5,888,476 – 5,888,476 –
Utilities 793,954 – 793,954 –
Long-Term Fixed Income
Asset-Backed Securities 42,953,591 – 42,953,591 –
Basic Materials 12,245,267 – 12,245,267 –
Capital Goods 28,813,958 – 28,813,958 –
Collateralized Mortgage Obligations 66,020,018 – 66,020,018 –
Commercial Mortgage-Backed Securities 68,715,057 – 68,715,057 –
Communications Services 44,264,271 – 44,264,271 –
Consumer Cyclical 44,954,274 – 44,954,274 –
Consumer Non-Cyclical 54,035,711 – 54,035,711 –
Energy 39,044,740 – 39,044,740 –
Financials 130,901,562 – 130,901,562 –
Foreign Government 826,103 – 826,103 –
Mortgage-Backed Securities 373,964,406 – 373,964,406 –
Technology 27,066,188 – 27,066,188 –
Transportation 12,948,313 – 12,948,313 –
U.S. Government & Agencies 548,407,577 – 548,407,577 –
Utilities 25,796,021 – 25,796,021 –
Registered Investment Companies
U.S. Affiliated 1,156,724,107 1,156,724,107 – –
U.S. Unaffiliated 22,117,190 22,117,190 – –
Common Stock
Communications Services 50,680,107 50,618,585 61,522 –
Consumer Discretionary 72,804,925 72,804,925 – –
Consumer Staples 31,267,612 31,267,612 – –
Energy 26,795,386 26,795,386 – –
Financials 89,301,482 89,301,482 – –
Health Care 86,780,258 86,780,258 – –
Industrials 73,246,579 72,663,700 582,879 –
Information Technology 157,674,227 156,171,505 1,502,722 –
Materials 15,181,536 15,137,701 43,835 –
Real Estate 20,776,746 20,776,746 – –
Utilities 12,441,245 12,441,245 – –
Short-Term Investments 30,200,517 – 30,200,517 –
Subtotal Investments in Securities $3,465,741,601 $1,813,600,442 $1,649,862,371 $2,278,788
Other Investments  * Total
Affiliated Short-Term Investments 311,296,335
U.S. Affiliated Registered Investment Cos. 319,913,749
Collateral Held for Securities Loaned 10,433,657
Subtotal Other Investments $641,643,741
Total Investments at Value $4,107,385,342
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,600,849 8,600,849 – –
Total Asset Derivatives $8,600,849 $8,600,849 $– $–
Liability Derivatives
Futures Contracts 22,747,851 22,747,851 – –
Total Liability Derivatives $22,747,851 $22,747,851 $– $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling $26,010,634 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 30 December 2023 $ 3,310,865 ( $ 68,989)
CBOT 2-Yr. U.S. Treasury Note 660 December 2023 134,383,920 (594,700)
CBOT 5-Yr. U.S. Treasury Note 45 December 2023 4,792,892 (51,720)
CBOT U.S. Long Bond 517 December 2023 62,240,803 (3,415,897)
CME E-mini S&P 500 Index 1,636 December 2023 367,665,748 (13,839,848)
CME Ultra Long Term U.S. Treasury Bond 218 December 2023 27,872,277 (1,998,402)
ICE mini MSCI EAFE Index 737 December 2023 77,382,833 (2,153,558)
Ultra 10-Yr. U.S. Treasury Note 176 December 2023 20,259,737 (624,737)
Total Futures Long Contracts $ 697,909,075 ( $ 22,747,851)
CME E-mini Russell 2000 Index (980) December 2023 ( $ 91,961,182) $ 3,829,782
CME E-mini S&P Mid-Cap 400 Index (410) December 2023 (106,795,765) 3,459,365
CME Euro Foreign Exchange Currency (312) December 2023 (41,955,289) 566,539
Eurex Euro STOXX 50 Index (924) December 2023 (41,578,333) 665,799
ICE US mini MSCI Emerging Markets Index (66) December 2023 (3,232,514) 79,364
Total Futures Short Contracts ( $ 285,523,083) $8,600,849
Total Futures Contracts $ 412,385,992 ($14,147,002)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $138,454 $6,312 $7,409 $134,283 18,122 3.3%
Core Emerging Markets Equity 33,336 – – 34,157 4,105 0.8
Core International Equity 28,272 – – 30,539 3,238 0.8
Core Low Volatility Equity 92,875 – 52,000 42,583 3,802 1.1
Core Mid Cap Value – 40,970 – 42,260 4,352 1.0
Core Small Cap Value 36,652 – – 36,091 4,010 0.9
Global Stock 48,147 662 – 52,799 4,279 1.3
High Yield 95,081 4,322 5,254 94,849 23,801 2.3
Income 288,493 8,946 13,636 278,137 33,588 6.8
International Allocation 170,279 3,069 67,000 114,594 13,398 2.8
International Index 18,946 428 – 20,138 1,678 0.5
Large Cap Value 260,835 18,195 – 266,933 13,395 6.5
Limited Maturity Bond 168,137 3,950 8,364 164,958 17,552 4.1
Mid Cap Stock 89,157 5,025 – 93,334 5,177 2.3
Small Cap Stock 70,213 9,859 – 70,983 4,450 1.7
Total U.S. Affiliated Registered Investment
Companies 1,538,877 1,476,638 36.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 474,855 670,283 833,842 311,296 31,130 7.6
Total Affiliated Short-Term Investments 474,855 311,296 7.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,007 294,683 291,256 10,434 10,434 0.3
Total Collateral Held for Securities Loaned 7,007 10,434 0.3
Total Value $2,020,739 $1,798,368
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,311) ($763) $ – $6,313
Core Emerging Markets Equity – 821 – –
Core International Equity – 2,267 – –
Core Low Volatility Equity 4,761 (3,053) – –
Core Mid Cap Value Fund – 1,290 – –
Core Small Cap Value Fund – (561) – –
Global Stock – 3,990 – 662
High Yield (1,063) 1,763 – 4,321
Income (2,482) (3,184) – 8,944
International Allocation (9,394) 17,640 – 3,069
International Index – 764 – 428
Large Cap Value – (12,097) 13,540 4,654
Limited Maturity Bond (360) 1,595 – 3,950
Mid Cap Stock – (848) 4,628 397
Small Cap Stock – (9,089) 9,412 447
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 15,133
Total Income/Non Income Cash from Affiliated
Investments $48,318
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 98
Total Affiliated Income from Securities Loaned, Net $98
Total Value ($10,849) $535 $ 27,580

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 72.9% ) Value
Basic Materials (1.8%)
ATI, Inc.
$ 30,000 7.250%,  8/15/2030 $ 29,775
ATI, Inc., Convertible
12,000 3.500%,  6/15/2025 32,274
Cascades, Inc./Cascades USA,
Inc.
30,000 5.125%,  1/15/2026
a
28,718
Chemours Company
52,000 5.750%,  11/15/2028
a
45,131
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 35,217
40,000 4.625%,  3/1/2029
a
34,843
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
87,582
First Quantum Minerals, Ltd.
69,000 6.875%,  10/15/2027
a
66,197
Hecla Mining Company
20,000 7.250%,  2/15/2028 19,350
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
37,423
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
34,000 9.000%,  7/1/2028
a
32,111
Methanex Corporation
63,000 4.250%,  12/1/2024 61,316
Mineral Resources, Ltd.
9,000 9.250%,  10/1/2028
a
9,090
Novelis Corporation
25,000 3.250%,  11/15/2026
a
22,327
15,000 3.875%,  8/15/2031
a
11,979
Olin Corporation
50,000 5.125%,  9/15/2027 46,750
10,000 5.625%,  8/1/2029 9,409
Peabody Energy Corporation,
Convertible
11,000 3.250%,  3/1/2028
b
16,583
SCIL IV, LLC/SCIL USA Holdings,
LLC
44,000 5.375%,  11/1/2026
a
40,204
SNF Group SACA
40,000 3.375%,  3/15/2030
a
32,284
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
39,937
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a,b
34,563
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
25,637
United States Steel Corporation
58,000 6.875%,  3/1/2029
b
57,017
United States Steel Corporation,
Convertible
13,000 5.000%,  11/1/2026 32,019
Total 887,736
Capital Goods (4.0%)
Advanced Drainage Systems, Inc.
32,000 6.375%,  6/15/2030
a
30,734
AECOM
80,000 5.125%,  3/15/2027 75,768
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
61,263
10,000 4.625%,  5/15/2030
a
8,467
Principal
Amount Long-Term Fixed Income (72.9%) Value
Capital Goods (4.0%) - continued
ARD Finance SA
$ 18,000 6.500%,  6/30/2027
a
$ 13,580
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
41,000 5.250%,  8/15/2027
a,b
34,214
7,000 5.250%,  8/15/2027
a
5,842
Bombardier, Inc.
40,000 7.875%,  4/15/2027
a
39,030
52,000 6.000%,  2/15/2028
a
47,174
Brand Industrial Services, Inc.
15,000 10.375%,  8/1/2030
a
15,023
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
17,832
Canpack SA/Canpack US, LLC
54,000 3.125%,  11/1/2025
a
49,814
Chart Industries, Inc.
48,000 7.500%,  1/1/2030
a
48,263
Chart Industries, Inc., Convertible
12,000 1.000%,  11/15/2024 34,848
Clean Harbors, Inc.
33,000 6.375%,  2/1/2031
a
32,088
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,438
15,000 8.750%,  4/15/2030
a
12,865
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
30,324
Covanta Holding Corporation
17,000 4.875%,  12/1/2029
a
13,947
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a,b
27,445
Crown Cork & Seal Company, Inc.
47,000 7.375%,  12/15/2026 47,705
Fluor Corporation, Convertible
35,000 1.125%,  8/15/2029
a
36,173
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
59,416
54,000 3.500%,  9/1/2028
a
46,489
Greenbrier Companies, Inc.,
Convertible
23,000 2.875%,  4/15/2028 21,666
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
93,074
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
37,826
Howmet Aerospace, Inc.
120,000 3.000%,  1/15/2029 101,575
Kaman Corporation, Convertible
10,000 3.250%,  5/1/2024 9,707
Mauser Packaging Solutions
Holding Company
24,000 9.250%,  4/15/2027
a
20,978
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
19,830
Mueller Water Products, Inc.
29,000 4.000%,  6/15/2029
a
25,256
Nesco Holdings II, Inc.
55,000 5.500%,  4/15/2029
a
48,263
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
74,473
OI European Group BV
55,000 4.750%,  2/15/2030
a
47,842

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Capital Goods (4.0%) - continued
Owens-Brockway Glass Container,
Inc.
$ 25,000 6.625%,  5/13/2027
a
$ 24,372
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
30,368
Patrick Industries, Inc., Convertible
10,000 1.750%,  12/1/2028 9,435
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
37,805
Sealed Air Corporation
40,000 6.125%,  2/1/2028
a
38,741
Silgan Holdings, Inc.
20,000 4.125%,  2/1/2028 17,893
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
a
92,346
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
20,000 7.750%,  4/15/2026
a
19,600
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
19,652
157,000 5.500%,  11/15/2027 147,007
Triumph Group, Inc.
42,000 9.000%,  3/15/2028
a
41,530
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,803
57,000 4.875%,  1/15/2028 53,244
20,000 4.000%,  7/15/2030 17,045
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,007
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
a
70,340
Total 1,936,420
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
14,790
3.631%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
13,217
Residential Accredit Loans, Inc.
Trust
41,144
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 30,822
Total 44,039
Communications Services (4.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
38,000 10.500%,  2/15/2028
a
21,735
Altice Financing SA
15,000 5.750%,  8/15/2029
a
12,293
Altice France SA/France
2,000 5.125%,  7/15/2029
a
1,422
139,000 5.500%,  10/15/2029
a
99,957
AMC Networks, Inc.
20,000 5.000%,  4/1/2024 19,724
62,000 4.250%,  2/15/2029 38,043
Cable One, Inc., Convertible
36,000 1.125%,  3/15/2028 26,784
CCO Holdings, LLC/CCO Holdings
Capital Corporation
17,000 5.500%,  5/1/2026
a
16,421
10,000 5.125%,  5/1/2027
a
9,317
22,000 5.000%,  2/1/2028
a
19,979
17,000 6.375%,  9/1/2029
a
15,852
Principal
Amount Long-Term Fixed Income (72.9%) Value
Communications Services (4.3%) - continued
$ 34,000 4.750%,  3/1/2030
a
$ 28,541
85,000 4.500%,  8/15/2030
a
69,769
21,000 4.250%,  2/1/2031
a
16,717
90,000 4.750%,  2/1/2032
a
72,000
45,000 4.250%,  1/15/2034
a
33,133
Cengage Learning, Inc.
2,000 9.500%,  6/15/2024
a
2,002
CenterPoint Energy, Inc.,
Convertible
800 3.369%,  9/15/2029 32,264
Cimpress plc
31,000 7.000%,  6/15/2026 29,013
Clear Channel Outdoor Holdings,
Inc.
9,000 7.500%,  6/1/2029
a
6,882
Clear Channel Worldwide
Holdings, Inc.
72,000 5.125%,  8/15/2027
a
63,935
Connect Finco SARL/Connect US
Finco, LLC
25,000 6.750%,  10/1/2026
a
23,317
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
83,039
37,000 6.500%,  2/1/2029
a
30,652
8,000 4.125%,  12/1/2030
a
5,662
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
80,000 5.875%,  8/15/2027
a
70,734
DISH DBS Corporation
19,000 5.875%,  11/15/2024 17,685
16,000 5.250%,  12/1/2026
a
13,598
17,000 7.375%,  7/1/2028 10,712
31,000 5.750%,  12/1/2028
a
23,831
29,000 5.125%,  6/1/2029 16,077
DISH Network Corporation
10,000 11.750%,  11/15/2027
a
10,075
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
43,654
22,000 6.750%,  5/1/2029
a,b
16,926
14,000 8.750%,  5/15/2030
a
13,293
GCI, LLC
70,000 4.750%,  10/15/2028
a
60,375
Gray Escrow II, Inc.
74,000 5.375%,  11/15/2031
a
48,428
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a,b
26,499
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026
b
17,100
Iliad Holding SASU
68,000 6.500%,  10/15/2026
a
63,887
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
33,066
Level 3 Financing, Inc.
74,000 4.625%,  9/15/2027
a
53,218
11,000 4.250%,  7/1/2028
a
6,853
26,000 10.500%,  5/15/2030
a
26,171
McGraw-Hill Education, Inc.
33,000 5.750%,  8/1/2028
a
28,471
3,000 8.000%,  8/1/2029
a
2,603
News Corporation
46,000 3.875%,  5/15/2029
a
39,560

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Communications Services (4.3%) - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 22,000 6.250%,  6/15/2025
a
$ 21,554
18,000 4.625%,  3/15/2030
a,b
14,150
Paramount Global
75,000 6.375%,  3/30/2062
c
58,906
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
35,070
Radiate Holdco, LLC/Radiate
Finance, Inc.
25,000 6.500%,  9/15/2028
a
13,125
Rogers Communications, Inc.
100,000 5.250%,  3/15/2082
a,c
88,428
Scripps Escrow II, Inc.
21,000 3.875%,  1/15/2029
a
15,793
Sirius XM Radio, Inc.
40,000 5.000%,  8/1/2027
a
36,536
20,000 4.000%,  7/15/2028
a
17,071
30,000 4.125%,  7/1/2030
a
24,018
TEGNA, Inc.
62,000 4.625%,  3/15/2028 53,630
Telecom Italia Capital SA
16,000 6.000%,  9/30/2034 13,341
Telecom Italia SPA/Milano
22,000 5.303%,  5/30/2024
a
21,630
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
12,960
10,000 6.500%,  10/15/2027
a
5,100
United States Cellular Corporation
35,000 6.700%,  12/15/2033 34,038
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
69,000 4.750%,  4/15/2028
a
56,344
Univision Communications, Inc.
47,000 6.625%,  6/1/2027
a
43,772
Vodafone Group plc
64,000 7.000%,  4/4/2079
c
63,565
VTR Finance NV
30,000 6.375%,  7/15/2028
a
11,197
VZ Secured Financing BV
12,000 5.000%,  1/15/2032
a
9,427
YPSO Finance BIS SA
23,000 10.500%,  5/15/2027
a
14,345
Total 2,085,269
Consumer Cyclical (5.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
100,000 4.375%,  1/15/2028
a
90,135
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
20,000 6.625%,  7/15/2026
a
18,951
32,000 6.000%,  6/1/2029
a
23,856
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
35,000 4.625%,  6/1/2028
a
29,168
40,000 4.625%,  6/1/2028
a
33,208
American Axle & Manufacturing,
Inc.
95,000 6.500%,  4/1/2027 90,196
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (5.7%) - continued
Arko Corporation
$ 27,000 5.125%,  11/15/2029
a
$ 21,777
Ashton Woods USA, LLC/Ashton
Woods Finance Company
25,000 4.625%,  8/1/2029
a
21,097
27,000 4.625%,  4/1/2030
a
22,102
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 6,568
Booking Holdings, Inc.,
Convertible
11,000 0.750%,  5/1/2025 18,370
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
34,039
Boyne USA, Inc.
18,000 4.750%,  5/15/2029
a
15,744
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
30,000 6.250%,  9/15/2027
a
27,010
Burlington Stores, Inc., Convertible
20,000 2.250%,  4/15/2025 19,388
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
59,179
5,000 8.125%,  7/1/2027
a
5,024
76,000 4.625%,  10/15/2029
a
64,376
Carnival Corporation
27,000 7.625%,  3/1/2026
a
26,265
47,000 5.750%,  3/1/2027
a
42,545
Cedar Fair, LP
69,000 5.250%,  7/15/2029 59,968
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
18,041
20,000 6.750%,  5/1/2031
a
18,900
Cinemark USA, Inc.
56,000 5.875%,  3/15/2026
a,b
53,767
Clarios Global, LP/Clarios US
Finance Company, Inc.
15,000 8.500%,  5/15/2027
a,b
14,957
Cracker Barrel Old Country Store,
Inc., Convertible
2,000 0.625%,  6/15/2026 1,651
Expedia Group, Inc., Convertible
39,000 Zero Coupon,  2/15/2026 33,883
Ford Motor Company
78,000 3.250%,  2/12/2032 60,112
48,000 6.100%,  8/19/2032 45,212
Ford Motor Company, Convertible
44,000 Zero Coupon,  3/15/2026 43,230
Ford Motor Credit Company, LLC
106,000 2.300%,  2/10/2025 99,424
60,000 4.134%,  8/4/2025 56,885
57,000 2.700%,  8/10/2026 50,865
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
33,585
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
c,d
34,184
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029 25,840
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a,b
10,422
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a,b
33,003

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (5.7%) - continued
Hilton Domestic Operating
Company, Inc.
$ 21,000 3.625%,  2/15/2032
a
$ 16,930
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
34,000 5.000%,  6/1/2029
a
29,493
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027
b
47,563
International Game Technology plc
72,000 5.250%,  1/15/2029
a
66,349
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
24,850
Jaguar Land Rover Automotive plc
51,000 5.500%,  7/15/2029
a
43,605
KB Home
35,000 4.800%,  11/15/2029 30,800
L Brands, Inc.
69,000 6.625%,  10/1/2030
a
64,688
10,000 6.875%,  11/1/2035 8,931
Light & Wonder International, Inc.
43,000 7.250%,  11/15/2029
a
42,140
Live Nation Entertainment, Inc.,
Convertible
23,000 2.000%,  2/15/2025 23,425
30,000 3.125%,  1/15/2029
a
31,110
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a
56,913
Marriott Vacations Worldwide
Corporation, Convertible
19,000 Zero Coupon,  1/15/2026 16,634
18,000 3.250%,  12/15/2027
a
15,705
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
39,243
Michaels Companies, Inc.
37,000 5.250%,  5/1/2028
a,b
29,530
NCL Corporation, Ltd.
20,000 3.625%,  12/15/2024
a
19,206
15,000 5.875%,  3/15/2026
a
13,849
25,000 5.875%,  2/15/2027
a
23,774
Nissan Motor Company, Ltd.
17,000 3.522%,  9/17/2025
a
16,056
17,000 4.345%,  9/17/2027
a
15,518
22,000 4.810%,  9/17/2030
a
18,975
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a
28,601
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
52,526
29,000 7.750%,  2/15/2029
a
27,025
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
54,000 5.750%,  4/15/2026
a
52,389
41,000 6.250%,  1/15/2028
a,b
37,973
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
50,000 5.750%,  1/15/2029
a
36,147
Royal Caribbean Cruises, Ltd.
9,000 11.500%,  6/1/2025
a
9,501
99,000 4.250%,  7/1/2026
a
90,772
14,000 9.250%,  1/15/2029
a
14,790
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,175
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (5.7%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 29,000 5.250%,  8/15/2029
a
$ 25,474
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
14,962
Staples, Inc.
44,000 7.500%,  4/15/2026
a
36,183
29,000 10.750%,  4/15/2027
a
17,024
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
25,596
Tenneco, Inc.
30,000 8.000%,  11/17/2028
a
24,412
Tripadvisor, Inc.
11,000 7.000%,  7/15/2025
a
10,979
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a
29,336
Uber Technologies, Inc.,
Convertible
30,000 Zero Coupon,  12/15/2025 27,987
Vail Resorts, Inc., Convertible
32,000 Zero Coupon,  1/1/2026 28,160
Viking Cruises, Ltd.
19,000 5.875%,  9/15/2027
a
17,341
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
35,379
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
17,964
Yum! Brands, Inc.
48,000 4.750%,  1/15/2030
a
43,115
ZF North America Capital, Inc.
27,000 7.125%,  4/14/2030
a
26,454
Total 2,793,479
Consumer Non-Cyclical (3.7%)
1375209 B.C., Ltd.
34,000 9.000%,  1/30/2028
a,b
33,608
AdaptHealth, LLC
25,000 4.625%,  8/1/2029
a
19,188
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
70,000 4.625%,  1/15/2027
a
66,095
39,000 3.500%,  3/15/2029
a
33,251
B&G Foods, Inc.
33,000 5.250%,  4/1/2025 32,384
23,000 5.250%,  9/15/2027 19,262
24,000 8.000%,  9/15/2028
a
24,033
Bausch & Lomb Escrow
Corporation
9,000 8.375%,  10/1/2028
a
9,027
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a,b
18,598
32,000 4.875%,  6/1/2028
a
18,198
43,000 11.000%,  9/30/2028
a
29,173
BellRing Brands, Inc.
29,000 7.000%,  3/15/2030
a
28,555
BioMarin Pharmaceutical, Inc.,
Convertible
27,000 1.250%,  5/15/2027
b
26,746
Catalent Pharma Solutions, Inc.
31,000 3.125%,  2/15/2029
a,b
25,426
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 41,686

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Non-Cyclical (3.7%) - continued
Cheplapharm Arzneimittel GmbH
$ 10,000 5.500%,  1/15/2028
a
$ 9,073
Chobani, LLC/Chobani Finance
Corporation, Inc.
56,000 4.625%,  11/15/2028
a
49,391
CHS/Community Health Systems,
Inc.
17,000 5.625%,  3/15/2027
a
14,581
11,000 8.000%,  12/15/2027
a
10,257
55,000 6.000%,  1/15/2029
a
44,417
19,000 4.750%,  2/15/2031
a
13,447
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
53,000 4.750%,  1/15/2029
a
47,794
14,000 6.625%,  7/15/2030
a
13,669
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
27,712
Embecta Corporation
18,000 6.750%,  2/15/2030
a
14,715
Encompass Health Corporation
95,000 4.500%,  2/1/2028 86,556
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
8,637
35,000 4.375%,  3/31/2029
a
29,209
Envista Holdings Corporation,
Convertible
4,000 1.750%,  8/15/2028 3,684
Fortrea Holdings, Inc.
13,000 7.500%,  7/1/2030
a
12,649
Grifols SA
43,000 4.750%,  10/15/2028
a,b
36,662
HLF Financing SARL, LLC/
Herbalife International, Inc.
76,000 4.875%,  6/1/2029
a
53,960
Integer Holdings Corporation,
Convertible
27,000 2.125%,  2/15/2028
a
29,335
Jazz Investments I, Ltd.,
Convertible
33,000 2.000%,  6/15/2026 33,598
Jazz Securities DAC
29,000 4.375%,  1/15/2029
a
25,285
Legacy LifePoint Health, LLC
19,000 4.375%,  2/15/2027
a
16,340
LifePoint Health, Inc.
18,000 11.000%,  10/15/2030
a
18,000
ModivCare Escrow Issuer, Inc.
15,000 5.000%,  10/1/2029
a
10,762
ModivCare, Inc.
12,000 5.875%,  11/15/2025
a
11,407
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
28,744
36,000 5.250%,  10/1/2029
a,b
31,115
Organon & Company/Organon
Foreign Debt Co-Issuer BV
45,000 4.125%,  4/30/2028
a
39,101
25,000 5.125%,  4/30/2031
a
20,034
Owens & Minor, Inc.
41,000 6.625%,  4/1/2030
a,b
36,391
Perrigo Finance Unlimited
Company
45,000 4.375%,  3/15/2026 42,076
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Non-Cyclical (3.7%) - continued
Post Holdings, Inc.
$ 39,000 4.500%,  9/15/2031
a
$ 32,459
Post Holdings, Inc., Convertible
17,000 2.500%,  8/15/2027 16,855
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
19,000 9.750%,  12/1/2026
a
18,394
Scotts Miracle-Gro Company
17,000 4.500%,  10/15/2029 13,898
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
95,238
Simmons Foods, Inc.
35,000 4.625%,  3/1/2029
a
28,711
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
31,714
10,000 5.500%,  7/15/2030
a
9,067
Star Parent, Inc.
29,000 9.000%,  10/1/2030
a
29,305
Teleflex, Inc.
58,000 4.250%,  6/1/2028
a
51,884
Tenet Healthcare Corporation
108,000 5.125%,  11/1/2027 100,509
68,000 6.125%,  10/1/2028
b
63,835
Teva Pharmaceutical Finance
Netherlands III BV
33,000 3.150%,  10/1/2026 29,412
Topgolf Callaway Brands
Corporation, Convertible
6,000 2.750%,  5/1/2026 6,225
TreeHouse Foods, Inc.
41,000 4.000%,  9/1/2028
b
33,261
Winnebago Industries, Inc.,
Convertible
15,000 1.500%,  4/1/2025 16,770
Total 1,821,368
Energy (5.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
11,000 5.375%,  6/15/2029
a
10,071
Antero Resources Corporation
17,000 5.375%,  3/1/2030
a
15,651
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
53,068
Baytex Energy Corporation
31,000 8.500%,  4/30/2030
a
31,367
BP Capital Markets plc
180,000 4.875%,  3/22/2030
c,d
160,816
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 35,920
Callon Petroleum Company
35,000 7.500%,  6/15/2030
a
33,935
Chesapeake Energy Corporation
24,000 6.750%,  4/15/2029
a
23,486
Chord Energy Corporation
24,000 6.375%,  6/1/2026
a
23,532
Civitas Resources, Inc.
14,000 8.375%,  7/1/2028
a
14,245
20,000 8.750%,  7/1/2031
a
20,429

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (5.5%) - continued
CNX Resources Corporation
$ 18,000 6.000%,  1/15/2029
a
$ 16,820
CNX Resources Corporation,
Convertible
23,000 2.250%,  5/1/2026 41,584
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
15,638
14,000 5.875%,  1/15/2030
a
12,119
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
30,136
Crescent Energy Finance, LLC
34,000 9.250%,  2/15/2028
a
34,712
CrownRock, LP/CrownRock
Finance, Inc.
29,000 5.625%,  10/15/2025
a
28,535
Diamond Foreign Asset Company/
Diamond Finance, LLC
12,000 8.500%,  10/1/2030
a
12,002
DT Midstream, Inc.
24,000 4.125%,  6/15/2029
a
20,761
10,000 4.375%,  6/15/2031
a
8,409
Enbridge, Inc.
100,000 7.375%,  1/15/2083
c
95,097
107,000 7.625%,  1/15/2083
c
102,170
Enerflex, Ltd.
30,000 9.000%,  10/15/2027
a
29,625
Energy Transfer, LP
115,000 6.750%,  5/15/2025
c,d
106,278
EnLink Midstream Partners, LP
48,000 4.850%,  7/15/2026 45,190
Enterprise Products Operating,
LLC
37,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
c
36,550
EQM Midstream Partners, LP
85,000 4.750%,  1/15/2031
a
73,163
EQT Corporation, Convertible
13,000 1.750%,  5/1/2026 36,083
Ferrellgas, LP/Ferrellgas Finance
Corporation
32,000 5.375%,  4/1/2026
a
29,993
Genesis Energy LP/Genesis
Energy Finance Corporation
47,000 8.875%,  4/15/2030 45,890
Harvest Midstream, LP
74,000 7.500%,  9/1/2028
a
71,531
Hess Midstream Operations, LP
29,000 5.625%,  2/15/2026
a
28,021
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
36,120
36,000 6.250%,  4/15/2032
a
32,009
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
42,750
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
39,838
Laredo Petroleum, Inc.
54,000 7.750%,  7/31/2029
a
50,238
MEG Energy Corporation
41,000 5.875%,  2/1/2029
a
38,289
Murphy Oil Corporation
32,000 5.875%,  12/1/2027 31,053
Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (5.5%) - continued
Nabors Industries, Ltd.
$ 80,000 7.250%,  1/15/2026
a
$ 77,300
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,092
Noble Finance II, LLC
33,000 8.000%,  4/15/2030
a
33,432
Northern Oil and Gas, Inc.
31,000 8.750%,  6/15/2031
a
31,233
Northern Oil and Gas, Inc.,
Convertible
19,000 3.625%,  4/15/2029
a
23,471
Northriver Midstream Finance, LP
16,000 5.625%,  2/15/2026
a
15,247
NuStar Logistics, LP
26,000 5.750%,  10/1/2025 25,285
PBF Holding Company, LLC/PBF
Finance Corporation
23,000 6.000%,  2/15/2028 21,693
Permian Resources Operating,
LLC
25,000 7.000%,  1/15/2032
a
24,655
Permian Resources Operating,
LLC, Convertible
7,000 3.250%,  4/1/2028 16,524
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 17,146
Plains All American Pipeline, LP
60,000
9.736%,  (TSFR3M +
4.372%), 11/2/2023
c,d
56,619
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
39,782
Range Resources Corporation
25,000 4.750%,  2/15/2030
a
22,187
Rockcliff Energy II, LLC
33,000 5.500%,  10/15/2029
a
29,699
Rockies Express Pipeline, LLC
8,000 4.950%,  7/15/2029
a
7,126
SM Energy Company
21,000 6.625%,  1/15/2027 20,580
15,000 6.500%,  7/15/2028 14,400
Southwestern Energy Company
25,000 5.375%,  3/15/2030 22,776
21,000 4.750%,  2/1/2032 18,024
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
10,000 5.875%,  3/1/2027 9,550
Sunoco, LP/Sunoco Finance
Corporation
5,000 5.875%,  3/15/2028 4,797
29,000 4.500%,  4/30/2030 25,113
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
48,230
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
22,938
TransCanada Trust
160,000 5.300%,  3/15/2077
c
137,550
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
38,804

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (5.5%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 50,000 6.875%,  4/1/2026 $ 48,977
Valaris, Ltd.
30,000 8.375%,  4/30/2030
a
30,023
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
65,635
20,000 4.125%,  8/15/2031
a
16,412
Venture Global LNG, Inc.
63,000 8.375%,  6/1/2031
a
61,933
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
44,337
Total 2,703,694
Financials (13.4%)
Acrisure, LLC/Acrisure Finance,
Inc.
10,000 6.000%,  8/1/2029
a
8,403
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
58,348
Air Lease Corporation
94,000 4.650%,  6/15/2026
c,d
82,780
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,c,d
90,430
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
22,000 6.750%,  10/15/2027
a
20,460
Ally Financial, Inc.
203,000 4.700%,  5/15/2026
c,d
139,307
8,000 6.700%,  2/14/2033 6,945
American Express Company
85,000 3.550%,  9/15/2026
c,d
67,489
AmWINS Group, Inc.
31,000 4.875%,  6/30/2029
a
27,163
Arbor Realty Trust, Inc.,
Convertible
10,000 7.500%,  8/1/2025
a
10,056
Ares Capital Corporation,
Convertible
14,000 4.625%,  3/1/2024 14,201
BAC Capital Trust XIV
74,000
6.071%,  (TSFR3M +
0.662%), 10/18/2023
c,d
57,202
Bank of America Corporation
249,000 6.250%,  9/5/2024
c,d
244,974
82,000 6.100%,  3/17/2025
c,d
80,297
40,000 6.300%,  3/10/2026
c,d
39,244
120,000 6.125%,  4/27/2027
c,d
114,975
Bank of Nova Scotia
97,000 4.900%,  6/4/2025
c,d
88,718
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 5.500%,  3/15/2027 4,447
Bread Financial Holdings, Inc.,
Convertible
3,000 4.250%,  6/15/2028
a
3,234
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
10,000 4.500%,  4/1/2027
a
8,334
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
c,d
27,021
Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (13.4%) - continued
Castlelake Aviation Finance DAC
$ 15,000 5.000%,  4/15/2027
a
$ 13,700
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
c,d
169,088
78,000 4.000%,  6/1/2026
c,d
65,146
35,000 5.000%,  6/1/2027
c,d
29,250
125,000 4.000%,  12/1/2030
c,d
88,196
Citigroup, Inc.
82,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
c,d
81,843
28,000 5.000%,  9/12/2024
c,d
26,479
95,000 4.000%,  12/10/2025
c,d
83,101
170,000 3.875%,  2/18/2026
c,d
145,068
62,000 4.150%,  11/15/2026
c,d
49,624
51,000 7.375%,  5/15/2028
b,c,d
49,487
90,000 7.625%,  11/15/2028
c,d
87,804
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,d
59,291
Coinbase Global, Inc., Convertible
41,000 0.500%,  6/1/2026 30,775
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c,d
18,326
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
c
77,597
Corporate Office Properties, LP,
Convertible
3,000 5.250%,  9/15/2028
a
3,005
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
a
50,647
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,c,d
39,710
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
*,c,d,e
5,320
40,000 7.250%,  9/12/2025
a,c,d,e
3,800
Dai-ichi Life Insurance Company,
Ltd.
120,000 5.100%,  10/28/2024
a,b,c,d
117,652
Drawbridge Special Opportunities
Fund, LP
56,000 3.875%,  2/15/2026
a
49,824
Enact Holdings, Inc.
28,000 6.500%,  8/15/2025
a
27,578
Encore Capital Group, Inc.,
Convertible
12,000 4.000%,  3/15/2029
a
11,495
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,d
81,498
Fortress Transportation and
Infrastructure Investors, LLC
43,000 6.500%,  10/1/2025
a
42,262
31,000 9.750%,  8/1/2027
a
32,065
Freedom Mortgage Corporation
12,000 12.000%,  10/1/2028
a
12,202
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
54,000 3.750%,  12/15/2027
a
41,809
Goldman Sachs Group, Inc.
70,000 5.500%,  8/10/2024
c,d
68,231
70,000 3.650%,  8/10/2026
c,d
56,426
105,000 4.125%,  11/10/2026
c,d
85,882

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (13.4%) - continued
Hartford Financial Services Group,
Inc.
$ 100,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
a,c
$ 85,011
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
1,000 Zero Coupon,  5/1/2025
a
965
10,000 3.750%,  8/15/2028
a
9,719
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,d
52,833
25,000 4.600%,  12/17/2030
c,d
18,892
HUB International, Ltd.
46,000 5.625%,  12/1/2029
a
40,055
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
c,d
84,123
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
29,000 6.375%,  12/15/2025 27,587
32,000 5.250%,  5/15/2027 28,127
J.P. Morgan Chase & Company
20,000
8.934%,  (TSFR3M +
3.562%), 11/1/2023
c,d
20,068
178,000 5.000%,  8/1/2024
c,d
172,049
100,000 4.600%,  2/1/2025
c,d
93,549
85,000 3.650%,  6/1/2026
c,d
74,191
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
15,000 5.000%,  8/15/2028
a
12,630
Lincoln National Corporation
100,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
c
69,569
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
26,156
M&T Bank Corporation
203,000 3.500%,  9/1/2026
c,d
142,758
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
129,512
72,000 5.875%,  3/15/2028
c,d
67,627
107,000 6.400%,  12/15/2036 104,552
Molina Healthcare, Inc.
39,000 4.375%,  6/15/2028
a
34,946
MPT Operating Partnership, LP/
MPT Finance Corporation
31,000 4.625%,  8/1/2029 21,956
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
34,962
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
46,000 4.500%,  9/30/2028
a
34,941
NFP Corporation
18,000 6.875%,  8/15/2028
a
15,420
Nippon Life Insurance Company
172,000 5.100%,  10/16/2044
a,c
168,776
OneMain Finance Corporation
70,000 6.875%,  3/15/2025 69,445
50,000 3.875%,  9/15/2028 40,132
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
16,919
Pebblebrook Hotel Trust,
Convertible
44,000 1.750%,  12/15/2026 36,494
Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (13.4%) - continued
PNC Financial Services Group,
Inc.
$ 95,000 3.400%,  9/15/2026
c,d
$ 70,279
108,000 6.200%,  9/15/2027
c,d
99,253
103,000 6.250%,  3/15/2030
c,d
88,293
PRA Group, Inc.
28,000 7.375%,  9/1/2025
a
27,265
23,000 8.375%,  2/1/2028
a
20,930
Provident Financing Trust I
25,000 7.405%,  3/15/2038 24,657
Prudential Financial, Inc.
77,000 6.750%,  3/1/2053
c
74,451
126,000 5.200%,  3/15/2044
c
123,276
20,000 3.700%,  10/1/2050
c
16,266
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,d
38,022
Radian Group, Inc.
37,000 4.875%,  3/15/2027 34,572
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,789
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,d
75,903
RLJ Lodging Trust, LP
19,000 3.750%,  7/1/2026
a
17,183
33,000 4.000%,  9/15/2029
a
27,025
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
24,802
Service Properties Trust
25,000 4.650%,  3/15/2024 24,659
12,000 4.350%,  10/1/2024 11,512
25,000 7.500%,  9/15/2025 24,561
20,000 5.500%,  12/15/2027 17,093
SLM Corporation
20,000 4.200%,  10/29/2025 18,714
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,d
33,239
Starwood Property Trust, Inc.,
Convertible
17,000 6.750%,  7/15/2027 17,417
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
a,c
124,663
Summit Hotel Properties, Inc.,
Convertible
15,000 1.500%,  2/15/2026 12,600
Synchrony Financial
8,000 7.250%,  2/2/2033 7,061
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
c
54,717
Truist Financial Corporation
150,000 5.100%,  3/1/2030
c,d
128,244
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
83,721
United Wholesale Mortgage, LLC
11,000 5.500%,  11/15/2025
a
10,463
31,000 5.500%,  4/15/2029
a
26,195
USB Realty Corporation
78,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
a,c,d
56,738
USI, Inc./NY
15,000 6.875%,  5/1/2025
a
14,884
Ventas Realty, LP, Convertible
24,000 3.750%,  6/1/2026
a
23,388

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (13.4%) - continued
Wells Fargo & Company
$ 162,000 3.900%,  3/15/2026
c,d
$ 141,482
30,000
6.070%,  (TSFR3M +
0.762%), 1/15/2027
c
28,436
91,000 7.625%,  9/15/2028
c,d
91,743
Welltower OP, LLC, Convertible
36,000 2.750%,  5/15/2028
a
36,739
XHR, LP
19,000 6.375%,  8/15/2025
a,b
18,654
32,000 4.875%,  6/1/2029
a
27,200
Total 6,530,262
Mortgage-Backed Securities (11.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
745,020 5.500%,  7/1/2053 722,861
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,079,950 5.000%,  3/1/2053 2,907,307
849,078 4.500%,  9/1/2053 780,495
1,425,000 4.500%,  10/1/2048
f
1,308,328
Total 5,718,991
Technology (2.6%)
Akamai Technologies, Inc.,
Convertible
24,000 0.125%,  5/1/2025 28,306
12,000 0.375%,  9/1/2027 12,498
16,000 1.125%,  2/15/2029
a
16,136
AthenaHealth Group, Inc.
50,000 6.500%,  2/15/2030
a
41,825
Block, Inc., Convertible
5,000 0.125%,  3/1/2025 4,640
24,000 0.250%,  11/1/2027 18,015
Cloud Software Group, Inc.
40,000 6.500%,  3/31/2029
a
35,373
13,000 9.000%,  9/30/2029
a
11,297
CommScope Technologies, LLC
16,000 6.000%,  6/15/2025
a
15,231
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
41,882
CSG Systems International, Inc.,
Convertible
8,000 3.875%,  9/15/2028
a
7,785
Euronet Worldwide, Inc.,
Convertible
11,000 0.750%,  3/15/2049 10,106
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
25,664
60,000 3.750%,  10/1/2030
a
50,352
II-VI, Inc.
15,000 5.000%,  12/15/2029
a,b
13,006
InterDigital, Inc., Convertible
32,000 3.500%,  6/1/2027 37,661
Iron Mountain, Inc.
30,000 4.875%,  9/15/2027
a
27,671
15,000 5.000%,  7/15/2028
a
13,643
37,000 4.875%,  9/15/2029
a
32,428
30,000 5.250%,  7/15/2030
a
26,209
48,000 4.500%,  2/15/2031
a
39,478
Principal
Amount Long-Term Fixed Income (72.9%) Value
Technology (2.6%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 25,000 0.250%,  3/15/2024 $ 24,750
36,000 0.500%,  6/15/2028
b
26,147
Microchip Technology, Inc.,
Convertible
37,000 0.125%,  11/15/2024 38,850
NCR Corporation
44,000 6.125%,  9/1/2029
a
45,123
ON Semiconductor Corporation,
Convertible
32,000 Zero Coupon,  5/1/2027 57,600
1,000 0.500%,  3/1/2029
a
1,098
Open Text Corporation
85,000 4.125%,  2/15/2030
a
71,111
Progress Software Corporation,
Convertible
11,000 1.000%,  4/15/2026 11,319
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,610
35,000 4.000%,  2/15/2028
a
31,369
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
21,797
RingCentral, Inc.
29,000 8.500%,  8/15/2030
a
28,014
Seagate HDD Cayman
18,000 8.500%,  7/15/2031
a,b
18,464
51,675 9.625%,  12/1/2032
a
55,682
Semtech Corporation, Convertible
12,000 1.625%,  11/1/2027
a
11,214
Sensata Technologies, Inc.
43,000 3.750%,  2/15/2031
a
34,801
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,429
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
117,011
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026 15,368
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
26,013
Viavi Solutions, Inc., Convertible
13,000 1.625%,  3/15/2026
a
12,409
Vishay Intertechnology, Inc.,
Convertible
56,000 2.250%,  9/15/2030
a
54,852
Ziff Davis, Inc., Convertible
29,000 1.750%,  11/1/2026 26,666
Total 1,257,903
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
25,000 3.875%,  8/15/2029
a
24,537
Allegiant Travel Company
34,000 7.250%,  8/15/2027
a
32,002
American Airlines Group, Inc.
12,000 3.750%,  3/1/2025
a
11,368
American Airlines, Inc.
53,000 11.750%,  7/15/2025
a
56,975

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Transportation (1.2%) - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 117,333 5.500%,  4/20/2026
a
$ 114,595
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
19,000 5.375%,  3/1/2029
a
16,887
Hawaiian Brand Intellectual
Property, Ltd.
42,000 5.750%,  1/20/2026
a
37,794
Hertz Corporation
28,000 4.625%,  12/1/2026
a
24,815
33,000 5.000%,  12/1/2029
a
25,836
JetBlue Airways Corporation,
Convertible
24,000 0.500%,  4/1/2026 18,554
Rand Parent, LLC
37,000 8.500%,  2/15/2030
a
34,229
Southwest Airlines Company,
Convertible
40,000 1.250%,  5/1/2025 39,700
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
40,691
35,000 4.625%,  4/15/2029
a
30,084
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
9,000 7.875%,  5/1/2027
a
7,751
45,000 6.375%,  2/1/2030
a
34,756
XPO Escrow Sub, LLC
45,000 7.500%,  11/15/2027
a
45,497
Total 596,071
U.S. Government & Agencies (16.2%)
U.S. Treasury Bonds
1,100,000 3.875%,  2/15/2043 957,344
U.S. Treasury Notes
900,000 4.750%,  7/31/2025 894,024
3,780,000 1.250%,  12/31/2026 3,386,053
2,740,000 1.375%,  11/15/2031 2,147,689
550,000 4.125%,  11/15/2032 530,449
Total 7,915,559
Utilities (2.7%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
52,975
Alliant Energy Corporation,
Convertible
17,000 3.875%,  3/15/2026
a
16,422
American Water Capital
Corporation, Convertible
21,000 3.625%,  6/15/2026
a
20,240
Calpine Corporation
34,000 4.500%,  2/15/2028
a
30,642
CenterPoint Energy, Inc.,
Convertible
9,000 4.250%,  8/15/2026
a
8,779
CMS Energy Corporation,
Convertible
21,000 3.375%,  5/1/2028
a,b
19,687
Dominion Energy, Inc.
120,000 4.350%,  1/15/2027
c,d
103,609
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
75,148
51,000 4.875%,  9/16/2024
c,d
49,638
Principal
Amount Long-Term Fixed Income (72.9%) Value
Utilities (2.7%) - continued
Duke Energy Corporation,
Convertible
$ 50,000 4.125%,  4/15/2026
a
$ 48,525
Edison International
170,000 5.000%,  12/15/2026
c,d
145,295
FirstEnergy Corporation,
Convertible
29,000 4.000%,  5/1/2026
a
27,913
NextEra Energy Capital Holdings,
Inc.
55,000 3.800%,  3/15/2082
c
46,558
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
86,014
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,588
32,000 Zero Coupon,  11/15/2025
a
26,720
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
84,229
13,000 3.375%,  2/15/2029
a
10,522
15,000 5.250%,  6/15/2029
a
13,241
NRG Energy, Inc., Convertible
35,000 2.750%,  6/1/2048 37,030
PG&E Corporation
40,000 5.000%,  7/1/2028
b
36,231
PPL Capital Funding, Inc.,
Convertible
26,000 2.875%,  3/15/2028
a
23,660
Sempra
95,000 4.125%,  4/1/2052
c
76,844
40,000 4.875%,  10/15/2025
c,d
37,899
Southern Company
64,000 3.750%,  9/15/2051
c
55,821
Southern Company, Convertible
50,000 3.875%,  12/15/2025
a
48,600
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
86,213
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
68,954
Total 1,344,997
Total Long-Term Fixed Income
(cost $39,375,580) 35,635,788
Shares
Registered Investment
Companies ( 16.3% ) Value
U.S. Affiliated  (7.2%)
474,750 Thrivent Core Emerging Markets
Debt Fund 3,517,895
Total 3,517,895
U.S. Unaffiliated  (9.1%)
60,900 Aberdeen Asia-Pacific Income
Fund, Inc. 149,205
19,056 AllianceBernstein Global High
Income Fund, Inc. 184,843
27,973 Allspring Income Opportunities
Fund 170,635
3,037 Barings Global Short Duration
High Yield Fund 38,570
5,447 BlackRock Core Bond Trust 54,143
21,024 BlackRock Corporate High Yield
Fund, Inc. 181,437

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (16.3%) Value
U.S. Unaffiliated  (9.1%)- continued
18,011 BlackRock Credit Allocation
Income Trust $ 174,347
3,050 BlackRock Debt Strategies Fund,
Inc. 31,324
18,401 BlackRock Enhanced Global
Dividend Trust 173,521
5,100 BlackRock Enhanced International
Dividend Trust 25,449
500 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,310
2,633 BlackRock Income Trust, Inc. 29,964
8,668 BlackRock Multi-Sector Income
Trust 125,426
13,890 Blackstone Strategic Credit 2027
Term Fund 152,651
18,689 BNY Mellon High Yield Strategies
Fund 39,994
19,860 Eaton Vance Limited Duration
Income Fund 179,534
1,299 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 9,574
17,086 First Trust High Income Long/Short
Fund 183,162
2,366 First Trust Senior Floating Rate
Income Fund II 23,660
5,549 Invesco Dynamic Credit
Opportunities Fund
g,h
58,412
6,980 iShares Preferred and Income
Securities ETF
b
210,447
9,923 New America High Income Fund,
Inc. 64,301
38,912 Nuveen Credit Strategies Income
Fund 196,895
9,868 Nuveen Floating Rate Income
Fund/Closed-End Fund 81,016
6,907 Nuveen Global High Income Fund 79,016
7,700 Nuveen Preferred Income
Opportunities Fund 48,741
4,050 Nuveen Quality Preferred Income
Fund II 24,989
16,331 PGIM Global High Yield Fund, Inc. 176,048
15,655 PGIM High Yield Bond Fund, Inc. 184,416
3,562 Pimco Dynamic Income Fund 61,551
2,053 SPDR Bloomberg High Yield Bond
ETF
b
185,591
1,923 Tri-Continental Corporation 51,133
8,600 Vanguard Short-Term Corporate
Bond ETF 646,290
4,700 Virtus Convertible & Income Fund 14,617
11,047 Virtus Dividend, Interest &
Premium Strategy Fund 125,163
1,425 Virtus Equity & Convertible Income
Fund 28,343
2,733 Voya Asia Pacific High Dividend
Equity Income Fund 15,824
23,718 Voya Global Equity Dividend &
Premium Opportunity Fund 116,218
44,379 Western Asset High Income
Opportunity Fund, Inc. 161,540
Total 4,464,300
Total Registered Investment
Companies (cost $9,894,957) 7,982,195
Shares Preferred Stock ( 5.3% ) Value
Communications Services (0.6%)
10,950 AT&T, Inc., 4.750%
d
$ 210,021
178 Paramount Global, Convertible,
5.750% 3,159
5,000 Telephone and Data Systems, Inc.,
6.000%
d
68,250
Total 281,430
Energy (0.2%)
4,785 Crestwood Equity Partners, LP,
9.250%
d
46,462
525 Energy Transfer, LP, 7.600%
c,d
12,826
1,415 Nustar Logistics, LP, 12.304%
c
36,380
56 UGI Corporation, Convertible,
7.250% 3,200
Total 98,868
Financials (3.9%)
3,750 Aegon Funding Corporation II,
5.100% 74,475
3,000 Allstate Corporation, 5.100%
d
58,620
4,200 American International Group, Inc.
5.850%
d
97,776
759 Apollo Global Management, Inc.,
Convertible, 6.750%
h
41,821
11,650 Bank of America Corporation,
4.250%
d
198,632
39 Bank of America Corporation,
Convertible, 7.250%
d
43,376
4,250 Capital One Financial Corporation,
5.000%
d
79,560
3,100 Equitable Holdings, Inc., 5.250%
d
61,070
65 First Horizon Bank, 6.393%
*,c,d
43,138
2,000 First Horizon Corporation, 6.500%
d
41,800
5,700 J.P. Morgan Chase & Company,
4.200%
d
103,170
5,450 J.P. Morgan Chase & Company,
4.750%
d
111,670
6,200 KeyCorp, 6.200%
c,d
122,388
5,475 Morgan Stanley, 4.250%
d
93,349
3,300 Morgan Stanley, 5.850%
c,d
76,659
3,200 Morgan Stanley, 7.125%
c,d
82,112
4,500 Public Storage Operating
Company, 3.950%
d
75,105
4,775 Public Storage Operating
Company, 4.125%
d
85,807
800 Public Storage Operating
Company, 4.625%
d
15,760
200 Public Storage Operating
Company, 4.700%
d
3,914
1,450 Regions Financial Corporation,
5.700%
c,d
28,420
250 Synovus Financial Corporation,
5.875%
c,d
5,383
5,500 U.S. Bancorp, 4.000%
d
88,055
6,750 Wells Fargo & Company, 4.250%
d
112,658
5,000 Wells Fargo & Company, 4.750%
d
92,900
65 Wells Fargo & Company,
Convertible, 7.500%
d
72,475
Total 1,910,093
Utilities (0.6%)
488 AES Corporation, Convertible,
6.875% 29,768
6,775 CMS Energy Corporation, 4.200%
d
134,280

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (5.3%) Value
Utilities (0.6%) - continued
805 NextEra Energy, Inc., Convertible,
6.926%
b
$ 30,453
111 NiSource, Inc., Convertible,
7.750% 10,817
3,450 Southern Company, 4.950% 72,623
Total 277,941
Total Preferred Stock
(cost $3,275,243) 2,568,332
Shares
Collateral Held for Securities
Loaned ( 2.8% ) Value
1,345,992 Thrivent Cash Management Trust 1,345,992
Total Collateral Held for
Securities Loaned
(cost $1,345,992) 1,345,992
Shares Common Stock ( 0.4% ) Value
Communications Services (<0.1%)
31 Windstream Services, LLC
h
295
Total 295
Consumer Discretionary (0.1%)
281 Bloomin' Brands, Inc. 6,910
7 Booking Holdings, Inc.
h
21,587
Total 28,497
Energy (0.1%)
62 EQT Corporation 2,516
649 Permian Resources Corporation 9,060
156 Pioneer Natural Resources
Company 35,810
Total 47,386
Financials (0.2%)
1,044 AGNC Investment Corporation 9,855
589 Annaly Capital Management, Inc. 11,079
1,200 Apollo Commercial Real Estate
Finance, Inc. 12,156
30 Bank of America Corporation 821
650 BlackRock TCP Capital
Corporation 7,631
97 Blackstone Mortgage Trust, Inc. 2,110
1,700 Chimera Investment Corporation 9,282
108 Encore Capital Group, Inc.
h
5,158
317 FS KKR Capital Corporation 6,242
494 Golub Capital BDC, Inc. 7,247
327 New York Community Bancorp,
Inc. 3,708
1,944 Rithm Capital Corporation 18,060
25 Wells Fargo & Company 1,022
Total 94,371
Industrials (<0.1%)
26 Chart Industries, Inc.
h
4,397
162 Uber Technologies, Inc.
h
7,450
Total 11,847
Information Technology (<0.1%)
68 Western Digital Corporation
h
3,103
Total 3,103
Shares Common Stock (0.4%) Value
Materials (<0.1%)
78 Allegheny Technologies, Inc.
h
$ 3,210
Total 3,210
Real Estate (<0.1%)
78 Kite Realty Group Trust 1,671
Total 1,671
Utilities (<0.1%)
271 NiSource, Inc. 6,688
Total 6,688
Total Common Stock
(cost $179,926) 197,068
Shares or
Principal
Amount Short-Term Investments ( 7.2% ) Value
Thrivent Core Short-Term Reserve
Fund
343,824 5.650% 3,438,242
U.S. Treasury Bills
100,000 5.254%, 10/19/2023
i,j
99,750
Total Short-Term Investments
(cost $3,537,911) 3,537,992
Total Investments (cost
$57,609,609) 104.9% $51,267,367
Other Assets and Liabilities, Net
(4.9%) (2,384,402)
Total Net Assets 100.0% $48,882,965
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $12,160,163 or
24.9% of total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of September 29, 2023
was $48,458 or 0.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 5/9/2018 $ 60,178
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 49,855
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 972,511
Common Stock 327,886
Total lending $1,300,397
Gross amount payable upon return of
collateral for securities loaned $1,345,992
Net amounts due to counterparty $45,595
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR3M - CME Term SOFR 3 Month

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 887,736 – 887,736 –
Capital Goods 1,936,420 – 1,936,420 –
Collateralized Mortgage Obligations 44,039 – 44,039 –
Communications Services 2,085,269 – 2,085,269 –
Consumer Cyclical 2,793,479 – 2,793,479 –
Consumer Non-Cyclical 1,821,368 – 1,821,368 –
Energy 2,703,694 – 2,703,694 –
Financials 6,530,262 – 6,530,262 –
Mortgage-Backed Securities 5,718,991 – 5,718,991 –
Technology 1,257,903 – 1,257,903 –
Transportation 596,071 – 596,071 –
U.S. Government & Agencies 7,915,559 – 7,915,559 –
Utilities 1,344,997 – 1,344,997 –
Registered Investment Companies
U.S. Unaffiliated 4,464,300 4,405,888 – 58,412
Preferred Stock
Communications Services 281,430 281,430 – –
Energy 98,868 98,868 – –
Financials 1,910,093 1,866,955 43,138 –
Utilities 277,941 277,941 – –
Common Stock
Communications Services 295 – 295 –
Consumer Discretionary 28,497 28,497 – –
Energy 47,386 47,386 – –
Financials 94,371 94,371 – –
Industrials 11,847 11,847 – –
Information Technology 3,103 3,103 – –
Materials 3,210 3,210 – –
Real Estate 1,671 1,671 – –
Utilities 6,688 6,688 – –
Short-Term Investments 99,750 – 99,750 –
Subtotal Investments in Securities $42,965,238 $7,127,855 $35,778,971 $58,412
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,517,895
Affiliated Short-Term Investments 3,438,242
Collateral Held for Securities Loaned 1,345,992
Subtotal Other Investments $8,302,129
Total Investments at Value $51,267,367
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Multidimensional Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 745 – 745 –
Total Asset Derivatives $745 $– $745 $–

Multidimensional Income Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's swaps contracts held as of September 29, 2023. Investments totaling $99,750 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 1,150,000 $ – $ 745 $ 745
Total Credit Default Swaps $– $745 $745
1 As the buyer of protection, Multidimensional Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,243 $225 $870 $3,518 475 7.2%
Total U.S. Affiliated Registered Investment
Companies 4,243 3,518 7.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 3,878 24,561 25,001 3,438 344 7.0
Total Affiliated Short-Term Investments 3,878 3,438 7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,944 20,837 21,435 1,346 1,346 2.8
Total Collateral Held for Securities Loaned 1,944 1,346 2.8
Total Value $10,065 $8,302
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($262) $182 $ – $175
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 185
Total Income/Non Income Cash from Affiliated
Investments $360
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total Value ($262) $182 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8 .4% )
a
Value
Basic Materials (0.2%)
Grinding Media, Inc., Term Loan
$ 53,068
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
$ 52,537
INEOS US Petrochem, LLC, Term
Loan
132,643
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
131,913
Lummus Technology Holdings V,
LLC, Term Loan
48,491
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
48,326
Nouryon USA, LLC, Term Loan
95,505
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
95,346
Spectrum Group Buyer, Inc., Term
Loan
47,789
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
45,913
Total 374,035
Capital Goods (0.9%)
Ali Group North America
Corporation, Term Loan
71,941
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
71,841
Brookfield WEC Holdings, Inc.,
Term Loan
117,789
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
117,652
BW Holding, Inc., Term Loan
50,037
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
44,802
Chart Industries, Inc., Term Loan
43,291
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
43,291
Charter Next Generation, Inc.,
Term Loan
95,794
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
94,836
Clydesdale Acquisition Holdings,
Inc., Term Loan
136,617
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
134,607
Cornerstone Building Brands, Inc.,
Term Loan
136,549
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
132,880
Emerald Debt Merger Sub, LLC,
Term Loan
101,154
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
100,965
Foley Products Company, LLC,
Term Loan
42,934
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
42,710
Proampac PG Borrower, LLC, Term
Loan
69,537
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
69,085
Quikrete Holdings, Inc., Term Loan
157,365
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
156,972
Principal
Amount Bank Loans (8.4%)
a
Value
Capital Goods (0.9%) - continued
Smyrna Ready Mix Concrete, LLC,
Term Loan
$ 102,559
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
$ 102,687
TK Elevator U.S. Newco, Inc., Term
Loan
81,183
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
80,940
TransDigm, Inc., Term Loan
211,935
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
211,901
Vertiv Group Corporation, Term
Loan
79,186
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
79,016
Total 1,484,185
Communications Services (1.3%)
Altice France SA/France, Term
Loan
165,154
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
149,093
CCI Buyer, Inc., Term Loan
63,350
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
62,440
Cengage Learning, Inc., Term
Loan
46,382
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
46,103
Charter Communications
Operating, LLC, Term Loan
198,928
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
198,606
Clear Channel Outdoor Holdings,
Inc., Term Loan
144,386
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
139,994
CMG Media Corporation, Term
Loan
91,000
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
83,037
Crown Subsea Communications
Holding, Inc., Term Loan
47,483
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
47,562
74,868
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
75,055
CSC Holdings, LLC, Term Loan
73,311
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
66,224
DIRECTV Financing, LLC, Term
Loan
175,287
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
171,100
Intelsat Jackson Holdings SA,
Term Loan
92,989
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
92,693
Level 3 Financing, Inc., Term Loan
83,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
78,248

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Communications Services (1.3%) - continued
Lumen Technologies, Inc., Term
Loan
$ 102,490
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
$ 72,798
McGraw-Hill Education, Inc., Term
Loan
89,600
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
87,677
MH Sub I, LLC, Term Loan
120,471
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
116,386
NEP Group, Inc., Term Loan
51,536
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
49,701
Playtika Holding Corporation, Term
Loan
63,350
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
63,232
Radiate Holdco, LLC, Term Loan
107,843
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
87,955
RLG Holdings, LLC, Term Loan
47,757
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
44,772
SBA Senior Finance II, LLC, Term
Loan
65,143
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
65,075
UPC Financing Partnership, Term
Loan
49,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
48,204
Virgin Media Bristol, LLC, Term
Loan
121,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
117,386
Zayo Group Holdings, Inc., Term
Loan
100,170
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
81,569
Ziggo Financing Partnership, Term
Loan
82,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
80,018
Total 2,124,928
Consumer Cyclical (1.5%)
1011778 B.C., ULC, Term Loan
197,465
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
196,602
AlixPartners, LLP, Term Loan
56,421
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
56,337
Allied Universal Holdco, LLC, Term
Loan
196,990
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
189,983
Alterra Mountain Company, Term
Loan
62,364
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
62,156
Arches Buyer, Inc., Term Loan
34,643
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
33,863
Principal
Amount Bank Loans (8.4%)
a
Value
Consumer Cyclical (1.5%) - continued
Caesars Entertainment, Inc., Term
Loan
$ 127,360
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
$ 127,281
Carnival Corporation, Term Loan
157,398
8.681%,  (TSFR1M +
3.250%), 10/18/2028
b
156,414
Clarios Global, LP, Term Loan
108,696
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
108,357
Delta 2 Lux SARL, Term Loan
118,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
117,882
Fertitta Entertainment, LLC/NV,
Term Loan
48,508
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
47,962
First Brands Group, LLC, Term
Loan
62,519
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
61,581
GoDaddy Operating Company,
LLC, Term Loan
78,408
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
78,433
Great Outdoors Group, LLC, Term
Loan
109,879
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
109,506
Harbor Freight Tools USA, Inc.,
Term Loan
98,242
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
97,394
IRB Holding Corporation, Term
Loan
114,131
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
113,604
Light & Wonder International, Inc.,
Term Loan
119,787
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
119,637
Petco Health & Wellness
Company, Inc., Term Loan
49,665
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
49,044
PetSmart, LLC, Term Loan
152,007
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
151,382
Pilot Travel Centers, LLC, Term
Loan
133,295
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
133,057
Prime Security Services Borrower,
LLC, Term Loan
158,376
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
158,089
Scientific Games Holdings, LP,
Term Loan
81,180
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
80,639
Staples, Inc., Term Loan
75,990
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
65,041

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Consumer Cyclical (1.5%) - continued
Stars Group Holdings BV, Term
Loan
$ 46,525
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
$ 46,462
UFC Holdings, LLC, Term Loan
77,700
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
77,577
Total 2,438,283
Consumer Non-Cyclical (1.3%)
AI Aqua Merger Sub, Inc., Term
Loan
105,539
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
104,369
Alltech, Inc., Term Loan
47,004
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
45,300
Amneal Pharmaceuticals, LLC,
Term Loan
104,722
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
102,628
Bausch + Lomb Corporation, Term
Loan
124,737
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
121,065
Chobani, LLC, Term Loan
48,514
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
48,468
DaVita, Inc., Term Loan
40,079
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
39,553
Elanco Animal Health, Inc., Term
Loan
62,494
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
61,235
Froneri U.S., Inc., Term Loan
120,752
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
119,750
Gainwell Acquisition Corporation,
Term Loan
169,691
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
165,290
ICON Luxembourg SARL, Term
Loan
125,977
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
125,876
Jazz Financing Lux SARL, Term
Loan
157,215
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
157,062
LifePoint Health, Inc., Term Loan
45,557
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
44,190
153,609
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
153,097
Medline Borrower, LP, Term Loan
287,085
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
286,138
Organon & Company, Term Loan
144,765
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
144,331
Principal
Amount Bank Loans (8.4%)
a
Value
Consumer Non-Cyclical (1.3%) - continued
Packaging Coordinators Midco,
Inc., Term Loan
$ 49,618
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
$ 49,355
Phoenix Newco, Inc., Term Loan
65,337
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
64,817
PRA Health Sciences, Inc., Term
Loan
31,387
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
31,362
Reynolds Consumer Products,
LLC, Term Loan
90,614
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
90,460
Select Medical Corporation, Term
Loan
79,800
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
79,501
Sotera Health Holdings, LLC, Term
Loan
55,500
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
54,931
Star Parent, Inc., Term Loan
75,207
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
73,442
Total 2,162,220
Energy (0.2%)
Buckeye Partners, LP, Term Loan
79,186
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
79,067
CQP Holdco, LP, Term Loan
158,380
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
158,343
GIP II Blue Holding, LP, Term Loan
26,812
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
26,846
GIP III Stetson I, LP, Term Loan
44,113
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
44,067
Oryx Midstream Services Permian
Basin, LLC, Term Loan
37,707
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
37,648
Total 345,971
Financials (0.6%)
Acrisure, LLC, Term Loan
74,231
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
73,091
Alliant Holdings Intermediate, LLC,
Term Loan
30,687
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
30,620
AmWINS Group, Inc., Term Loan
119,769
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
118,939
Asurion, LLC, Term Loan
113,731
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
111,172
33,333
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
32,166

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Financials (0.6%) - continued
$ 15,684
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
$ 15,213
Edelman Financial Engines Center,
LLC, Term Loan
32,666
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
32,282
First Eagle Holdings, Inc., Term
Loan
32,651
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
32,337
Focus Financial Partners, LLC,
Term Loan
53,594
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
53,408
Howden Group Holdings, Ltd.,
Term Loan
32,664
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
32,525
HUB International, Ltd., Term Loan
99,239
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
99,405
Hudson River Trading, LLC, Term
Loan
34,645
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
34,391
Jane Street Group, LLC, Term
Loan
63,349
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
63,111
Sedgwick Claims Management
Services, Inc., Term Loan
52,237
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
52,101
Trans Union, LLC, Term Loan
98,728
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
98,592
USI, Inc./NY, Term Loan
117,810
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
117,630
VFH Parent, LLC, Term Loan
48,510
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
48,075
Total 1,045,058
Technology (1.8%)
Amentum Government Services
Holdings, LLC, Term  Loan
79,198
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
77,961
AthenaHealth Group, Inc., Term
Loan
153,186
8.568%,  (PRIME + 3.250%),
2/15/2029
b
150,075
Boxer Parent Company, Inc., Term
Loan
120,575
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
120,392
Central Parent, Inc., Term Loan
141,927
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
141,851
Cloud Software Group, Inc., Term
Loan
85,570
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
82,165
Principal
Amount Bank Loans (8.4%)
a
Value
Technology (1.8%) - continued
Coherent Corporation, Term Loan
$ 73,132
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
$ 72,813
CommScope, Inc., Term Loan
47,751
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
43,477
CoreLogic, Inc., Term Loan
65,499
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
60,395
Cornerstone OnDemand, Inc.,
Term Loan
87,116
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
82,651
Dcert Buyer, Inc., Term Loan
96,005
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
95,274
Dun & Bradstreet Corporation,
Term Loan
94,996
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
94,788
Entegris, Inc., Term Loan
67,911
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
67,890
Gen Digital, Inc., Term Loan
91,946
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
91,578
Genesys Cloud Services Holdings
II, LLC, Term Loan
79,389
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
79,389
GTCR W Merger Sub, LLC, Term
Loan
145,600
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
145,494
Informatica, LLC, Term Loan
79,196
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
78,850
Magenta Buyer, LLC, Term Loan
85,348
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
63,253
McAfee Corporation, Term Loan
163,346
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
159,313
Mitchell International, Inc., Term
Loan
98,995
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
97,234
MKS Instruments, Inc., Term Loan
142,560
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
142,330
Open Text Corporation, Term Loan
120,093
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
120,038
Peraton Corporation, Term Loan
246,700
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
245,930
Polaris Newco, LLC, Term Loan
142,545
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
136,283
Proofpoint, Inc., Term Loan
105,922
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
104,936

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Technology (1.8%) - continued
RealPage, Inc., Term Loan
$ 81,172
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
$ 80,157
Tempo Acquisition, LLC, Term
Loan
78,207
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
78,207
UKG, Inc., Term Loan
169,277
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
168,661
Verscend Holding Corporation,
Term Loan
116,805
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
116,680
Total 2,998,065
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
178,979
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
184,170
Air Canada, Term Loan
150,476
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
150,445
Apple Bidco, LLC, Term Loan
49,249
8.181%,  (TSFR1M +
2.750%), 9/23/2028
b
48,855
Brown Group Holding, LLC, Term
Loan
63,308
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
62,661
Genesee & Wyoming, Inc., Term
Loan
79,180
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
79,006
SkyMiles IP, Ltd., Term Loan
144,503
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
149,508
United Airlines, Inc., Term Loan
181,010
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
181,051
Total 855,696
Utilities (0.1%)
PG&E Corporation, Term Loan
116,232
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
116,152
Total 116,152
Total Bank Loans
(cost $13,905,784) 13,944,593
Principal
Amount Long-Term Fixed Income ( 78 .2% ) Value
Asset-Backed Securities (10.2%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
170,205
186,778
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
170,740
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
235,048
Principal
Amount Long-Term Fixed Income (78.2%) Value
Asset-Backed Securities (10.2%) - continued
720 East CLO I, Ltd.
$ 300,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
$ 302,284
Affirm Asset Securitization Trust
350,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
342,535
300,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
298,057
Anchorage Capital CLO 16, Ltd.
450,000
7.982%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
441,583
Anchorage Capital CLO 21, Ltd.
400,000
7.988%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,f
393,214
Ares XL CLO, Ltd.
325,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
318,133
Babson CLO, Ltd.
500,000
8.488%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,f
495,993
Barings CLO, Ltd.
350,000
8.738%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
343,506
Benefit Street Partners CLO II, Ltd.
300,000
7.470%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
299,990
Business Jet Securities, LLC
40,618
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
38,081
361,028
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
337,520
CarVal CLO VIII-C, Ltd.
450,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
452,552
CarVal CLO, Ltd.
300,000
9.034%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
288,098
College Avenue Student Loans,
LLC
73,461
7.084%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
b,f
73,709
Dewolf Park CLO, Ltd.
350,000
8.420%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
336,336
Dryden 36 Senior Loan Fund
275,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
270,777
Education Funding Trust
204,601
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
185,389

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Asset-Backed Securities (10.2%) - continued
FirstKey Homes Trust
$ 700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
$ 635,727
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
173,689
GMAC Mortgage Corporation
Loan Trust
22,058
5.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
12,226
GSAA Home Equity Trust
76,740
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,g
66,752
Harley Marine Financing, LLC
229,480
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
228,706
Home Equity Asset Trust
401,662
6.754%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
379,662
Long Beach Mortgage Loan Trust
303,964
6.934%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
294,876
Longfellow Place CLO, Ltd.
400,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
398,889
Madison Park Funding XVIII, Ltd.
550,000
7.495%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
537,048
Neuberger Berman CLO, Ltd.
425,000
8.570%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
404,784
Pagaya AI Debt Trust
259,158
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
260,214
Pagaya AI Technology in Housing
Trust
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
282,535
PPM CLO 6, Ltd.
300,000
9.826%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
299,745
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
285,298
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
203,240
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
178,796
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
200,107
186,629
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
175,399
Principal
Amount Long-Term Fixed Income (78.2%) Value
Asset-Backed Securities (10.2%) - continued
Progress Residential Trust
$ 350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
$ 318,335
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
85,774
Saxon Asset Securities Trust
120,405
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
99,913
Sculptor CLO, Ltd.
425,000
7.988%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,f
417,998
Shackleton CLO, Ltd.
250,000
7.788%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
b,f
241,954
Silver Point CLO 2, Ltd.
200,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
201,126
Sound Point CLO, Ltd.
450,000
7.838%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
427,351
Stanwich Mortgage Loan
Company, LLC
373,074
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
339,974
Stratus CLO, Ltd.
450,000
8.088%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
b,f
443,264
400,000
8.376%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
401,035
Unlock HEA Trust
300,000
7.000%,  10/25/2038, Ser.
2023-1, Class A
e,f
283,108
Upstart Securitization Trust
218,456
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
218,011
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
90,098
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
278,508
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
304,012
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
338,243
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
151,221
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
245,477
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
188,363
Whitebox CLO III, Ltd.
450,000
7.770%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,f
444,564

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Asset-Backed Securities (10.2%) - continued
Whitebox CLO IV, Ltd.
$ 450,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
$ 447,691
Wind River CLO, Ltd.
200,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
198,703
Total 16,976,166
Basic Materials (1.8%)
Anglo American Capital plc
63,000 3.875%,  3/16/2029
f
56,454
ATI, Inc.
89,000 7.250%,  8/15/2030 88,332
ATI, Inc., Convertible
30,000 3.500%,  6/15/2025 80,685
Cascades, Inc./Cascades USA,
Inc.
85,000 5.125%,  1/15/2026
f
81,367
Chemours Company
169,000 5.750%,  11/15/2028
f
146,675
Cleveland-Cliffs, Inc.
70,000 5.875%,  6/1/2027
i
66,627
110,000 4.625%,  3/1/2029
f,i
95,817
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
189,211
Ecolab, Inc.
58,000 2.125%,  2/1/2032 45,485
EIDP, Inc.
51,000 4.500%,  5/15/2026 49,675
First Quantum Minerals, Ltd.
203,000 6.875%,  10/15/2027
f
194,754
FMC Corporation
44,000 5.150%,  5/18/2026 42,748
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
59,135
69,000 6.125%,  10/6/2028
e,f
68,882
31,000 6.375%,  10/6/2030
e,f
30,917
Hecla Mining Company
45,000 7.250%,  2/15/2028 43,537
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
126,303
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
99,000 9.000%,  7/1/2028
f
93,500
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
f
67,230
Mineral Resources, Ltd.
25,000 9.250%,  10/1/2028
f
25,250
Mosaic Company
95,000 4.050%,  11/15/2027 89,173
Novelis Corporation
75,000 3.250%,  11/15/2026
f
66,982
40,000 4.750%,  1/30/2030
f
34,618
50,000 3.875%,  8/15/2031
f
39,929
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 79,614
Olin Corporation
176,000 5.125%,  9/15/2027 164,562
Principal
Amount Long-Term Fixed Income (78.2%) Value
Basic Materials (1.8%) - continued
Peabody Energy Corporation,
Convertible
$ 28,000 3.250%,  3/1/2028
i
$ 42,210
SCIL IV, LLC/SCIL USA Holdings,
LLC
149,000 5.375%,  11/1/2026
f
136,144
SNF Group SACA
134,000 3.375%,  3/15/2030
f
108,152
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
130,858
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
f
102,754
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
84,745
United States Steel Corporation
153,000 6.875%,  3/1/2029
i
150,407
United States Steel Corporation,
Convertible
33,000 5.000%,  11/1/2026 81,279
Westlake Corporation
42,000 3.600%,  8/15/2026 39,675
Total 3,003,686
Capital Goods (3.8%)
Advanced Drainage Systems, Inc.
94,000 6.375%,  6/15/2030
f
90,282
AECOM
235,000 5.125%,  3/15/2027 222,569
Amcor Finance USA, Inc.
38,000 5.625%,  5/26/2033 36,486
Amphenol Corporation
46,000 4.750%,  3/30/2026 45,181
ARD Finance SA
48,000 6.500%,  6/30/2027
f
36,213
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
109,000 5.250%,  8/15/2027
f,i
90,960
35,000 5.250%,  8/15/2027
f
29,207
Boeing Company
94,000 4.875%,  5/1/2025 92,385
163,000 2.196%,  2/4/2026 149,664
63,000 3.250%,  3/1/2028 56,614
124,000 5.150%,  5/1/2030 118,482
Bombardier, Inc.
50,000 7.125%,  6/15/2026
f
48,443
154,000 7.875%,  4/15/2027
f
150,265
60,000 6.000%,  2/15/2028
f
54,432
Brand Industrial Services, Inc.
43,000 10.375%,  8/1/2030
f
43,066
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
71,329
Canpack SA/Canpack US, LLC
158,000 3.125%,  11/1/2025
f
145,752
Carrier Global Corporation
85,000 2.722%,  2/15/2030 70,837
Chart Industries, Inc.
143,000 7.500%,  1/1/2030
f
143,784
Chart Industries, Inc., Convertible
31,000 1.000%,  11/15/2024 90,024
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
f
19,526
41,000 8.750%,  4/15/2030
f
35,164

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Capital Goods (3.8%) - continued
Cornerstone Building Brands, Inc.
$ 105,000 6.125%,  1/15/2029
f
$ 79,600
Covanta Holding Corporation
86,000 4.875%,  12/1/2029
f
70,554
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
f,i
98,017
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 124,845
Fluor Corporation, Convertible
91,000 1.125%,  8/15/2029
f
94,048
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
89,998
135,000 3.500%,  9/1/2028
f
116,223
Greenbrier Companies, Inc.,
Convertible
61,000 2.875%,  4/15/2028 57,462
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
f
196,396
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
122,935
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 59,412
317,000 3.000%,  1/15/2029 268,328
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 56,976
Ingersoll Rand, Inc.
19,000 5.700%,  8/14/2033 18,337
John Deere Capital Corporation
30,000 5.150%,  9/8/2026 29,905
31,000 4.950%,  7/14/2028 30,572
90,000 2.800%,  7/18/2029 79,270
37,000 4.700%,  6/10/2030 35,580
42,000 3.900%,  6/7/2032 37,837
16,000 5.150%,  9/8/2033 15,646
Kaman Corporation, Convertible
24,000 3.250%,  5/1/2024 23,297
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 30,730
Mauser Packaging Solutions
Holding Company
70,000 9.250%,  4/15/2027
f
61,186
MIWD Holdco II, LLC
75,000 5.500%,  2/1/2030
f
61,968
Mueller Water Products, Inc.
80,000 4.000%,  6/15/2029
f
69,672
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
f
127,238
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
157,920
Northrop Grumman Corporation
21,000 4.700%,  3/15/2033 19,606
OI European Group BV
154,000 4.750%,  2/15/2030
f
133,958
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 67,031
Owens-Brockway Glass Container,
Inc.
73,000 6.625%,  5/13/2027
f
71,166
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
86,766
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 33,438
Principal
Amount Long-Term Fixed Income (78.2%) Value
Capital Goods (3.8%) - continued
Patrick Industries, Inc., Convertible
$ 24,000 1.750%,  12/1/2028 $ 22,644
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
125,403
Republic Services, Inc.
42,000 3.950%,  5/15/2028 39,423
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
f
93,758
Sealed Air Corporation
119,000 6.125%,  2/1/2028
f
115,254
Silgan Holdings, Inc.
57,000 4.125%,  2/1/2028 50,995
SRM Escrow Issuer, LLC
175,000 6.000%,  11/1/2028
f
161,606
Textron, Inc.
63,000 3.650%,  3/15/2027 58,821
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
45,000 7.750%,  4/15/2026
f
44,100
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
142,474
372,000 5.500%,  11/15/2027 348,322
Triumph Group, Inc.
122,000 9.000%,  3/15/2028
f
120,634
United Rentals North America, Inc.
162,000 4.875%,  1/15/2028 151,325
100,000 4.000%,  7/15/2030 85,222
Veralto Corporation
35,000 5.350%,  9/18/2028
f
34,604
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 19,082
Waste Management, Inc.
31,000 4.875%,  2/15/2029 30,312
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
51,358
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
190,922
Total 6,352,841
Collateralized Mortgage Obligations (7.3%)
A&D Mortgage Trust
197,239
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
f,g
196,985
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
416,400
Banc of America Alternative Loan
Trust
88,895
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 74,294
Banc of America Mortgage
Securities Trust
100,683
5.499%,  9/25/2035, Ser.
2005-H, Class 3A1
b
90,690
Bear Stearns Adjustable Rate
Mortgage Trust
86,278
3.831%,  1/25/2034, Ser.
2003-8, Class 5A
b
72,712
22,888
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
21,245

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
CAFL Issuer, LLC
$ 300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
$ 277,272
ChaseFlex Trust
154,428
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 123,851
CHL Mortgage Pass-Through Trust
82,546
4.063%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
78,537
68,229
6.000%,  4/25/2037, Ser.
2007-3, Class A18 32,122
CHNGE Mortgage Trust
245,166
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
225,092
257,368
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
248,983
282,132
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
277,028
535,351
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
515,170
329,908
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
321,123
Citigroup Mortgage Loan Trust,
Inc.
191,175
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 164,945
297,345
4.259%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
253,714
Countrywide Alternative Loan Trust
78,896
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 63,100
121,607
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 94,816
47,122
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 32,503
30,620
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 23,391
Countrywide Home Loan
Mortgage Pass Through Trust
76,567
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
60,966
Credit Suisse Mortgage Trust
241,824
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
236,030
219,030
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
173,313
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
109,983
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 95,399
Eagle RE, Ltd.
300,000
9.265%,  (SOFR30A +
3.950%), 9/26/2033, Ser.
2023-1, Class M1B
b,e,f
300,000
Federal Home Loan Mortgage
Corporation
351,944
3.500%,  8/15/2035, Ser.
345, Class C8
j
38,021
Federal Home Loan Mortgage
Corporation - REMIC
113,352
4.000%,  1/25/2051, Ser.
5249, Class LA 106,940
Principal
Amount Long-Term Fixed Income (78.2%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
$ 346,797
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO $ 258,082
3,387,418
1.500%,  12/25/2050, Ser.
5107, Class IO
j
281,307
177,502
3.000%,  5/15/2027, Ser.
4046, Class GI
j
5,583
168,909
3.000%,  7/15/2027, Ser.
4084, Class NI
j
6,204
283,761
3.500%,  10/15/2032, Ser.
4119, Class KI
j
27,754
318,854
3.000%,  4/15/2033, Ser.
4203, Class DI
j
16,120
Federal National Mortgage
Association - REMIC
174,850
4.500%,  6/25/2052, Ser.
2022-43, Class MA 166,602
336,175
4.000%,  7/25/2052, Ser.
2022-37, Class PE 316,223
129,105
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
4,238
210,994
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
7,133
277,997
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
7,334
513,200
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
20,485
286,566
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
10,506
127,877
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
4,416
378,826
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
12,481
460,520
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
14,333
257,402
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
9,893
243,686
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
6,641
270,700
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
23,132
225,982
4.500%,  1/25/2046, Ser.
2022-68, Class BA 218,436
First Horizon Alternative Mortgage
Securities Trust
30,101
6.038%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
27,114
Flagstar Mortgage Trust
282,906
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
231,831
541,454
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
408,565
230,654
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
191,468
GCAT Trust
387,463
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
375,305
Genworth Mortgage Insurance
Corporation
120,545
7.215%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
120,705

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
GMAC Mortgage Corporation
Loan Trust
$ 28,758
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
$ 23,280
1,730
4.136%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
1,609
GS Mortgage-Backed Securities
Trust
241,658
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
233,380
Home RE, Ltd.
200,000
8.815%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
203,859
IndyMac IMJA Mortgage Loan
Trust
81,350
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 35,522
IndyMac INDA Mortgage Loan
Trust
500,372
3.803%,  8/25/2036, Ser.
2006-AR1, Class A1
b
400,347
J.P. Morgan Mortgage Trust
208,299
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
162,002
369,521
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
351,189
36,712
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 35,998
33,798
5.134%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
31,549
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
484,986
MASTR Alternative Loans Trust
33,792
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 26,038
Merrill Lynch Alternative Note
Asset Trust
165,917
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 62,960
MortgageIT Trust
504,372
5.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
404,329
Onslow Bay Mortgage Loan Trust
307,875
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
298,806
PRKCM Trust
94,892
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
94,314
Residential Accredit Loans, Inc.
Trust
125,768
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 103,805
53,089
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 39,770
59,715
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 46,670
ROC Securities Trust Series
600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
583,802
Principal
Amount Long-Term Fixed Income (78.2%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
Verus Securitization Trust
$ 380,200
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
$ 305,833
227,931
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
184,742
270,210
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
268,019
199,728
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,f
194,852
Washington Mutual Mortgage
Pass-Through Certificates
90,628
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 72,178
Total 12,036,372
Commercial Mortgage-Backed Securities (0.9%)
BANK 2022-BNK39
3,986,750
0.533%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
106,878
BANK5 2023-5YR1
200,000
6.625%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
197,158
BBCMS Mortgage Trust
1,622,661
0.839%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
64,477
1,995,757
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
150,556
BFLD Trust
325,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
191,348
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
250,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
h
229,934
MSWF Commercial Mortgage Trust
375,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 369,351
SCOTT Trust
200,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
193,859
Total 1,503,561
Communications Services (4.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
f
70,352
Altice Financing SA
60,000 5.750%,  8/15/2029
f
49,172
Altice France SA/France
45,000 8.125%,  2/1/2027
f
39,906
176,000 5.125%,  7/15/2029
f
125,119
119,000 5.500%,  10/15/2029
f
85,575
AMC Networks, Inc.
60,000 5.000%,  4/1/2024 59,171
183,000 4.250%,  2/15/2029 112,288
American Tower Corporation
84,000 4.400%,  2/15/2026 81,328
41,000 1.450%,  9/15/2026 36,133
68,000 5.500%,  3/15/2028 66,714
35,000 5.800%,  11/15/2028 34,737

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Communications Services (4.6%) - continued
$ 63,000 3.800%,  8/15/2029 $ 56,039
AT&T, Inc.
123,000 4.300%,  2/15/2030 112,004
37,000 5.400%,  2/15/2034 34,628
Bell Telephone Company of
Canada
43,000 5.100%,  5/11/2033 40,197
Cable One, Inc., Convertible
94,000 1.125%,  3/15/2028 69,936
CCO Holdings, LLC/CCO Holdings
Capital Corporation
37,000 5.500%,  5/1/2026
f
35,739
190,000 5.125%,  5/1/2027
f
177,026
136,000 6.375%,  9/1/2029
f
126,815
269,000 4.750%,  3/1/2030
f
225,812
203,000 4.750%,  2/1/2032
f
162,400
133,000 4.250%,  1/15/2034
f
97,925
Cengage Learning, Inc.
6,000 9.500%,  6/15/2024
f
6,005
CenterPoint Energy, Inc.,
Convertible
2,060 3.369%,  9/15/2029 83,080
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
59,000 4.908%,  7/23/2025 57,652
63,000 5.050%,  3/30/2029 58,889
Cimpress plc
89,000 7.000%,  6/15/2026 83,296
Clear Channel Outdoor Holdings,
Inc.
27,000 7.500%,  6/1/2029
f,i
20,645
Clear Channel Worldwide
Holdings, Inc.
211,000 5.125%,  8/15/2027
f
187,366
Comcast Corporation
50,000 2.350%,  1/15/2027 45,286
105,000 3.400%,  4/1/2030 92,617
Connect Finco SARL/Connect US
Finco, LLC
73,000 6.750%,  10/1/2026
f
68,087
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 64,398
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
121,303
150,000 6.500%,  2/1/2029
f
124,265
150,000 4.125%,  12/1/2030
f
106,157
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 164,944
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
227,000 5.875%,  8/15/2027
f
200,709
DISH DBS Corporation
50,000 5.875%,  11/15/2024 46,539
65,000 5.250%,  12/1/2026
f
55,240
53,000 7.375%,  7/1/2028 33,395
38,000 5.750%,  12/1/2028
f
29,212
77,000 5.125%,  6/1/2029 42,687
DISH Network Corporation
64,000 11.750%,  11/15/2027
f
64,478
Principal
Amount Long-Term Fixed Income (78.2%) Value
Communications Services (4.6%) - continued
Frontier Communications
Holdings, LLC
$ 157,000 5.875%,  10/15/2027
f
$ 142,787
58,000 6.750%,  5/1/2029
f,i
44,624
38,000 8.750%,  5/15/2030
f
36,080
GCI, LLC
119,000 4.750%,  10/15/2028
f
102,637
Gray Escrow II, Inc.
200,000 5.375%,  11/15/2031
f
130,887
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
76,184
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 51,300
Iliad Holding SASU
179,000 6.500%,  10/15/2026
f
168,173
Lamar Media Corporation
78,000 3.625%,  1/15/2031 63,520
LCPR Senior Secured Financing
DAC
103,000 6.750%,  10/15/2027
f
94,606
Level 3 Financing, Inc.
107,000 4.625%,  9/15/2027
f
76,951
168,000 4.250%,  7/1/2028
f
104,670
69,000 10.500%,  5/15/2030
f
69,455
McGraw-Hill Education, Inc.
99,000 5.750%,  8/1/2028
f
85,412
10,000 8.000%,  8/1/2029
f
8,675
Meta Platforms, Inc.
42,000 4.600%,  5/15/2028 41,085
44,000 4.800%,  5/15/2030 42,858
News Corporation
137,000 3.875%,  5/15/2029
f
117,820
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
45,777
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
65,000 6.250%,  6/15/2025
f
63,682
54,000 4.625%,  3/15/2030
f,i
42,450
Paramount Global
85,000 6.375%,  3/30/2062
b
66,760
41,000 4.750%,  5/15/2025 39,878
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
f
107,715
Radiate Holdco, LLC/Radiate
Finance, Inc.
65,000 6.500%,  9/15/2028
f
34,125
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
44,214
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
f
42,114
Sirius XM Radio, Inc.
68,000 5.000%,  8/1/2027
f
62,111
165,000 4.000%,  7/15/2028
f
140,839
30,000 4.125%,  7/1/2030
f
24,018
Sprint Capital Corporation
83,000 6.875%,  11/15/2028 85,697
65,000 8.750%,  3/15/2032 75,195
TEGNA, Inc.
183,000 4.625%,  3/15/2028 158,295
Telecom Italia Capital SA
43,000 6.000%,  9/30/2034 35,853

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Communications Services (4.6%) - continued
Telecom Italia SPA/Milano
$ 59,000 5.303%,  5/30/2024
f
$ 58,008
Telesat Canada/Telesat, LLC
70,000 4.875%,  6/1/2027
f
45,361
25,000 6.500%,  10/15/2027
f
12,750
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 48,245
70,000 3.375%,  4/15/2029 61,568
United States Cellular Corporation
125,000 6.700%,  12/15/2033 121,563
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
186,000 4.750%,  4/15/2028
f
151,884
Univision Communications, Inc.
138,000 6.625%,  6/1/2027
f
128,523
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 72,151
132,000 3.150%,  3/22/2030 112,667
106,000 2.550%,  3/21/2031 84,401
94,000 2.355%,  3/15/2032 71,718
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
47,674
VTR Finance NV
80,000 6.375%,  7/15/2028
f
29,859
VZ Secured Financing BV
122,000 5.000%,  1/15/2032
f
95,838
Walt Disney Company
42,000 3.800%,  3/22/2030 38,097
Warnermedia Holdings, Inc.
47,000 3.638%,  3/15/2025 45,331
141,000 4.054%,  3/15/2029 125,626
YPSO Finance BIS SA
62,000 10.500%,  5/15/2027
f
38,668
Total 7,571,645
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
205,000 4.375%,  1/15/2028
f
184,776
Adient Global Holdings, Ltd.
78,000 4.875%,  8/15/2026
f
73,565
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
60,000 6.625%,  7/15/2026
f
56,852
109,000 6.000%,  6/1/2029
f
81,258
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
190,000 4.625%,  6/1/2028
f
158,338
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
f
63,055
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 33,250
86,000 4.700%,  12/1/2032 82,110
American Axle & Manufacturing,
Inc.
196,000 6.500%,  4/1/2027 186,088
American Honda Finance
Corporation
46,000 4.600%,  4/17/2030 43,634
Arko Corporation
88,000 5.125%,  11/15/2029
f
70,976
Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Cyclical (6.3%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 80,000 4.625%,  8/1/2029
f
$ 67,509
63,000 4.625%,  4/1/2030
f
51,571
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 32,748
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 4,379
Booking Holdings, Inc.,
Convertible
29,000 0.750%,  5/1/2025 48,430
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
89,352
Boyne USA, Inc.
52,000 4.750%,  5/15/2029
f
45,482
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
77,000 6.250%,  9/15/2027
f
69,325
Burlington Stores, Inc., Convertible
50,000 2.250%,  4/15/2025 48,470
Caesars Entertainment, Inc.
159,000 6.250%,  7/1/2025
f
156,824
55,000 8.125%,  7/1/2027
f
55,262
136,000 4.625%,  10/15/2029
f
115,200
Carnival Corporation
97,000 7.625%,  3/1/2026
f
94,360
211,000 5.750%,  3/1/2027
f
191,002
56,000 4.000%,  8/1/2028
f
48,556
Cedar Fair, LP
139,000 5.250%,  7/15/2029 120,805
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
67,653
57,000 6.750%,  5/1/2031
f
53,865
Cinemark USA, Inc.
160,000 5.875%,  3/15/2026
f,i
153,619
Clarios Global, LP/Clarios US
Finance Company, Inc.
55,000 8.500%,  5/15/2027
f,i
54,842
141,000 6.750%,  5/15/2028
f
137,651
Cracker Barrel Old Country Store,
Inc., Convertible
3,000 0.625%,  6/15/2026 2,477
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 19,650
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 61,744
Expedia Group, Inc., Convertible
99,000 Zero Coupon,  2/15/2026 86,011
Ford Motor Company
222,000 3.250%,  2/12/2032 171,087
127,000 6.100%,  8/19/2032
i
119,623
Ford Motor Company, Convertible
113,000 Zero Coupon,  3/15/2026 111,023
Ford Motor Credit Company, LLC
160,000 2.300%,  2/10/2025 150,075
220,000 4.134%,  8/4/2025 208,578
303,000 2.700%,  8/10/2026 270,387
80,000 2.900%,  2/10/2029 65,656
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
88,046
General Motors Company
63,000 6.800%,  10/1/2027 64,292

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Cyclical (6.3%) - continued
General Motors Financial
Company, Inc.
$ 80,000 3.950%,  4/13/2024 $ 78,929
38,000 1.200%,  10/15/2024 36,117
145,000 2.900%,  2/26/2025 138,339
41,000 2.750%,  6/20/2025 38,597
20,000 5.800%,  6/23/2028 19,538
44,000 5.700%,  9/30/2030
b,k
37,603
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029 60,292
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f,i
35,609
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
f,i
108,178
Hilton Domestic Operating
Company, Inc.
162,000 4.875%,  1/15/2030 147,433
57,000 3.625%,  2/15/2032
f
45,953
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
91,000 5.000%,  6/1/2029
f
78,938
Home Depot, Inc.
68,000 3.250%,  4/15/2032 58,341
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027 36,763
Hyundai Capital America
33,000 5.500%,  3/30/2026
f
32,567
63,000 3.000%,  2/10/2027
f
57,078
40,000 2.100%,  9/15/2028
f
33,189
International Game Technology plc
182,000 5.250%,  1/15/2029
f
167,715
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
f
73,663
Jaguar Land Rover Automotive plc
150,000 5.500%,  7/15/2029
f
128,249
KB Home
100,000 4.800%,  11/15/2029 88,000
Kohl's Corporation
39,000 4.625%,  5/1/2031 26,210
L Brands, Inc.
209,000 6.625%,  10/1/2030
f
195,940
30,000 6.875%,  11/1/2035 26,793
Lennar Corporation
41,000 4.750%,  5/30/2025 40,110
Light & Wonder International, Inc.
125,000 7.250%,  11/15/2029
f
122,500
Live Nation Entertainment, Inc.,
Convertible
61,000 2.000%,  2/15/2025 62,126
78,000 3.125%,  1/15/2029
f
80,886
Lowe's Companies, Inc.
98,000 4.500%,  4/15/2030 91,445
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f,i
105,071
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 43,859
62,000 4.625%,  6/15/2030 57,112
Marriott Vacations Worldwide
Corporation, Convertible
47,000 Zero Coupon,  1/15/2026 41,149
48,000 3.250%,  12/15/2027
f
41,880
Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Cyclical (6.3%) - continued
Mattamy Group Corporation
$ 115,000 5.250%,  12/15/2027
f
$ 104,953
McDonald's Corporation
40,000 4.950%,  8/14/2033 38,155
Mercedes-Benz Finance North
America, LLC
63,000 1.450%,  3/2/2026
f
57,118
36,000 5.200%,  8/3/2026
f
35,636
Michaels Companies, Inc.
100,000 5.250%,  5/1/2028
f,i
79,810
NCL Corporation, Ltd.
52,000 3.625%,  12/15/2024
f
49,936
39,000 5.875%,  3/15/2026
f
36,006
80,000 5.875%,  2/15/2027
f
76,077
Nissan Motor Company, Ltd.
50,000 3.522%,  9/17/2025
f
47,223
51,000 4.345%,  9/17/2027
f
46,553
64,000 4.810%,  9/17/2030
f
55,200
Nordstrom, Inc.
46,000 4.375%,  4/1/2030 35,388
64,000 4.250%,  8/1/2031
i
46,414
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 58,005
PENN Entertainment, Inc.
170,000 4.125%,  7/1/2029
f,i
138,921
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
f
170,710
68,000 7.750%,  2/15/2029
f
63,368
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
178,000 5.750%,  4/15/2026
f
172,690
108,000 6.250%,  1/15/2028
f,i
100,026
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
165,000 5.750%,  1/15/2029
f
119,287
Royal Caribbean Cruises, Ltd.
21,000 11.500%,  6/1/2025
f
22,168
202,000 4.250%,  7/1/2026
f
185,212
81,000 9.250%,  1/15/2029
f
85,571
46,000 7.250%,  1/15/2030
f
45,590
SeaWorld Parks and
Entertainment, Inc.
86,000 5.250%,  8/15/2029
f
75,542
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
f
37,904
Staples, Inc.
118,000 7.500%,  4/15/2026
f
97,037
79,000 10.750%,  4/15/2027
f
46,377
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f
85,588
Tapestry, Inc.
45,000 3.050%,  3/15/2032 32,966
Target Corporation
88,000 2.350%,  2/15/2030 73,544
Tenneco, Inc.
89,000 8.000%,  11/17/2028
f
72,424
Toyota Motor Credit Corporation
42,000 4.700%,  1/12/2033 39,688
Tractor Supply Company
44,000 5.250%,  5/15/2033 41,547
Tripadvisor, Inc.
30,000 7.000%,  7/15/2025
f
29,943

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Cyclical (6.3%) - continued
Uber Technologies, Inc.
$ 135,000 6.250%,  1/15/2028
f
$ 132,012
Uber Technologies, Inc.,
Convertible
78,000 Zero Coupon,  12/15/2025 72,767
Vail Resorts, Inc., Convertible
82,000 Zero Coupon,  1/1/2026 72,160
VICI Properties, LP/VICI Note
Company, Inc.
202,000 5.750%,  2/1/2027
f
195,550
73,000 3.750%,  2/15/2027
f
66,241
Viking Cruises, Ltd.
185,000 5.875%,  9/15/2027
f
168,850
Volkswagen Group of America
Finance, LLC
99,000 4.250%,  11/13/2023
f
98,792
21,000 3.350%,  5/13/2025
f
20,124
Wabash National Corporation
141,000 4.500%,  10/15/2028
f
118,773
Walmart, Inc.
67,000 4.000%,  4/15/2030 62,926
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
53,891
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
f
125,751
ZF North America Capital, Inc.
77,000 7.125%,  4/14/2030
f
75,443
Total 10,361,485
Consumer Non-Cyclical (5.3%)
1375209 B.C., Ltd.
107,000 9.000%,  1/30/2028
f
105,767
Abbott Laboratories
151,000 1.400%,  6/30/2030 119,973
AbbVie, Inc.
268,000 3.600%,  5/14/2025 259,009
AdaptHealth, LLC
72,000 4.625%,  8/1/2029
f
55,260
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
184,000 4.625%,  1/15/2027
f
173,736
138,000 3.500%,  3/15/2029
f
117,657
Amgen, Inc.
62,000 5.150%,  3/2/2028 60,977
107,000 5.250%,  3/2/2030 104,538
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 85,166
84,000 4.750%,  1/23/2029 81,443
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 39,969
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 83,884
B&G Foods, Inc.
96,000 5.250%,  4/1/2025 94,207
59,000 5.250%,  9/15/2027 49,411
66,000 8.000%,  9/15/2028
f
66,090
BAT Capital Corporation
40,000 6.343%,  8/2/2030 39,399
43,000 7.750%,  10/19/2032 45,420
Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Non-Cyclical (5.3%) - continued
Bausch & Lomb Escrow
Corporation
$ 25,000 8.375%,  10/1/2028
f
$ 25,074
Bausch Health Companies, Inc.
55,000 5.500%,  11/1/2025
f,i
48,709
120,000 4.875%,  6/1/2028
f
68,242
106,000 11.000%,  9/30/2028
f
71,916
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 46,535
63,000 2.823%,  5/20/2030 53,040
BellRing Brands, Inc.
80,000 7.000%,  3/15/2030
f
78,773
BioMarin Pharmaceutical, Inc.,
Convertible
68,000 1.250%,  5/15/2027
i
67,361
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 64,514
Cargill, Inc.
88,000 2.125%,  11/10/2031
f
68,535
Catalent Pharma Solutions, Inc.
90,000 3.125%,  2/15/2029
f,i
73,818
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 120,889
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
f
18,147
Chobani, LLC/Chobani Finance
Corporation, Inc.
150,000 4.625%,  11/15/2028
f
132,297
CHS/Community Health Systems,
Inc.
98,000 5.625%,  3/15/2027
f
84,056
36,000 8.000%,  12/15/2027
f
33,570
132,000 6.000%,  1/15/2029
f
106,601
49,000 5.250%,  5/15/2030
f
37,249
57,000 4.750%,  2/15/2031
f
40,340
Cigna Group
58,000 2.400%,  3/15/2030 47,625
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 73,595
28,000 4.900%,  5/1/2033 25,987
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
174,000 4.750%,  1/15/2029
f
156,908
24,000 6.625%,  7/15/2030
f
23,432
CVS Health Corporation
47,000 5.000%,  2/20/2026 46,270
33,000 4.300%,  3/25/2028 31,232
47,000 5.125%,  2/21/2030 45,206
37,000 5.300%,  6/1/2033 35,045
Diageo Capital plc
39,000 2.000%,  4/29/2030 31,639
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
73,900
Eli Lilly & Company
87,000 4.700%,  2/27/2033 83,752
Embecta Corporation
48,000 6.750%,  2/15/2030
f
39,240
Encompass Health Corporation
180,000 4.500%,  2/1/2028 164,001
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
21,592
130,000 4.375%,  3/31/2029
f
108,491

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Non-Cyclical (5.3%) - continued
Envista Holdings Corporation,
Convertible
$ 10,000 1.750%,  8/15/2028 $ 9,210
Fortrea Holdings, Inc.
36,000 7.500%,  7/1/2030
f
35,029
General Mills, Inc.
18,000 4.950%,  3/29/2033 16,866
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 29,262
Grifols SA
125,000 4.750%,  10/15/2028
f
106,576
HLF Financing SARL, LLC/
Herbalife International, Inc.
196,000 4.875%,  6/1/2029
f
139,160
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
33,133
Integer Holdings Corporation,
Convertible
69,000 2.125%,  2/15/2028
f
74,968
Jazz Investments I, Ltd.,
Convertible
83,000 2.000%,  6/15/2026 84,504
Jazz Securities DAC
78,000 4.375%,  1/15/2029
f
68,007
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
35,000 6.750%,  3/15/2034
f
34,055
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 2.500%,  1/15/2027 100,698
49,000 3.625%,  1/15/2032 39,014
Kenvue, Inc.
23,000 5.000%,  3/22/2030
f
22,409
Keurig Dr. Pepper, Inc.
72,000 3.200%,  5/1/2030 62,091
Kraft Heinz Foods Company
96,000 3.875%,  5/15/2027 90,439
45,000 6.750%,  3/15/2032 47,522
Kroger Company
42,000 4.500%,  1/15/2029 39,897
Lamb Weston Holdings, Inc.
82,000 4.125%,  1/31/2030
f
70,122
Legacy LifePoint Health, LLC
53,000 4.375%,  2/15/2027
f
45,580
LifePoint Health, Inc.
50,000 11.000%,  10/15/2030
f
50,000
Mattel, Inc.
137,000 3.375%,  4/1/2026
f
126,684
McKesson Corporation
41,000 0.900%,  12/3/2025 37,040
134,000 1.300%,  8/15/2026 119,242
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 41,920
ModivCare Escrow Issuer, Inc.
45,000 5.000%,  10/1/2029
f
32,288
ModivCare, Inc.
36,000 5.875%,  11/15/2025
f
34,220
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
f
103,142
96,000 5.250%,  10/1/2029
f,i
82,972
Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Non-Cyclical (5.3%) - continued
Mylan, Inc.
$ 34,000 4.200%,  11/29/2023 $ 33,893
Nestle Holdings, Inc.
88,000 4.950%,  3/14/2030
f
86,448
Newell Brands, Inc.
111,000 4.700%,  4/1/2026 104,606
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
f
111,220
74,000 5.125%,  4/30/2031
f
59,300
Owens & Minor, Inc.
121,000 6.625%,  4/1/2030
f,i
107,398
Perrigo Finance Unlimited
Company
130,000 4.375%,  3/15/2026 121,553
Pfizer Investment Enterprises Pte,
Ltd.
57,000 4.450%,  5/19/2026 55,684
39,000 4.750%,  5/19/2033 36,866
Philip Morris International, Inc.
131,000 4.875%,  2/13/2026 128,849
88,000 4.875%,  2/15/2028 85,252
43,000 5.625%,  11/17/2029 42,512
43,000 5.750%,  11/17/2032 41,956
Post Holdings, Inc.
119,000 4.500%,  9/15/2031
f
99,043
Post Holdings, Inc., Convertible
45,000 2.500%,  8/15/2027 44,618
Primo Water Holdings, Inc.
119,000 4.375%,  4/30/2029
f
101,745
Procter & Gamble Company
42,000 1.200%,  10/29/2030 32,509
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
53,000 9.750%,  12/1/2026
f
51,310
Roche Holdings, Inc.
39,000 1.930%,  12/13/2028
f
33,301
68,000 2.076%,  12/13/2031
f
53,658
Royalty Pharma plc
97,000 1.200%,  9/2/2025 88,149
Scotts Miracle-Gro Company
50,000 4.500%,  10/15/2029 40,876
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
195,488
Simmons Foods, Inc.
103,000 4.625%,  3/1/2029
f
84,493
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
86,080
60,000 5.500%,  7/15/2030
f
54,402
Star Parent, Inc.
82,000 9.000%,  10/1/2030
f
82,861
Stryker Corporation
85,000 3.650%,  3/7/2028 79,301
Sysco Corporation
42,000 5.950%,  4/1/2030 42,348
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 73,399
Tenet Healthcare Corporation
435,000 5.125%,  11/1/2027 404,826
55,000 6.125%,  10/1/2028 51,631

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Consumer Non-Cyclical (5.3%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 97,000 3.150%,  10/1/2026 $ 86,453
Topgolf Callaway Brands
Corporation, Convertible
17,000 2.750%,  5/1/2026 17,637
TreeHouse Foods, Inc.
123,000 4.000%,  9/1/2028
i
99,784
Winnebago Industries, Inc.,
Convertible
37,000 1.500%,  4/1/2025 41,366
Wyeth, LLC
106,000 6.500%,  2/1/2034 114,001
Zoetis, Inc.
56,000 5.600%,  11/16/2032 55,745
Total 8,736,098
Energy (4.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
32,000 5.375%,  6/15/2029
f
29,299
Antero Resources Corporation
48,000 5.375%,  3/1/2030
f
44,192
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
f
155,481
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
f
91,064
BP Capital Markets America, Inc.
169,000 4.234%,  11/6/2028 160,696
61,000 4.812%,  2/13/2033 57,089
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,k
66,113
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 116,739
Callon Petroleum Company
63,000 7.500%,  6/15/2030
f
61,083
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 38,030
41,000 3.250%,  1/31/2032 32,587
52,000 5.950%,  6/30/2033
f
50,152
Chesapeake Energy Corporation
69,000 6.750%,  4/15/2029
f
67,524
Chord Energy Corporation
68,000 6.375%,  6/1/2026
f
66,675
Civitas Resources, Inc.
41,000 8.375%,  7/1/2028
f
41,718
56,000 8.750%,  7/1/2031
f
57,202
CNX Resources Corporation
53,000 6.000%,  1/15/2029
f
49,525
CNX Resources Corporation,
Convertible
59,000 2.250%,  5/1/2026 106,672
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
f
34,107
77,000 6.042%,  8/15/2028
f
76,610
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
57,033
26,000 5.875%,  1/15/2030
f
22,506
Principal
Amount Long-Term Fixed Income (78.2%) Value
Energy (4.6%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 113,000 5.500%,  6/15/2031
f
$ 100,157
Crescent Energy Finance, LLC
99,000 9.250%,  2/15/2028
f
101,074
CrownRock, LP/CrownRock
Finance, Inc.
82,000 5.625%,  10/15/2025
f
80,684
Diamond Foreign Asset Company/
Diamond Finance, LLC
33,000 8.500%,  10/1/2030
f
33,005
Diamondback Energy, Inc.
111,000 3.125%,  3/24/2031 92,461
DT Midstream, Inc.
67,000 4.125%,  6/15/2029
f
57,958
35,000 4.375%,  6/15/2031
f
29,432
Enbridge, Inc.
50,000 7.375%,  1/15/2083
b
47,548
50,000 7.625%,  1/15/2083
b
47,743
42,000 3.700%,  7/15/2027 39,044
22,000 5.700%,  3/8/2033 21,076
Enerflex, Ltd.
78,000 9.000%,  10/15/2027
f
77,025
Energy Transfer, LP
50,000 6.750%,  5/15/2025
b,k
46,208
63,000 3.750%,  5/15/2030 54,879
EnLink Midstream Partners, LP
135,000 4.850%,  7/15/2026 127,097
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 39,376
53,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
b
52,356
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
f
213,463
EQT Corporation, Convertible
33,000 1.750%,  5/1/2026 91,595
Ferrellgas, LP/Ferrellgas Finance
Corporation
102,000 5.375%,  4/1/2026
f
95,604
Genesis Energy LP/Genesis
Energy Finance Corporation
132,000 8.875%,  4/15/2030 128,883
Harvest Midstream, LP
170,000 7.500%,  9/1/2028
f
164,327
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
f
77,300
Hilcorp Energy I, LP/Hilcorp
Finance Company
115,000 5.750%,  2/1/2029
f
103,844
111,000 6.250%,  4/15/2032
f
98,696
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
144,400
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
111,886
Laredo Petroleum, Inc.
156,000 7.750%,  7/31/2029
f
145,131
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 39,504
MEG Energy Corporation
118,000 5.875%,  2/1/2029
f
110,197
MPLX, LP
105,000 1.750%,  3/1/2026 95,209

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Energy (4.6%) - continued
$ 21,000 5.000%,  3/1/2033 $ 19,136
Murphy Oil Corporation
97,000 5.875%,  12/1/2027 94,129
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
154,600
National Fuel Gas Company
92,000 5.500%,  1/15/2026 90,479
Noble Finance II, LLC
95,000 8.000%,  4/15/2030
f
96,242
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
f
92,690
Northern Oil and Gas, Inc.,
Convertible
48,000 3.625%,  4/15/2029
f
59,294
Northriver Midstream Finance, LP
47,000 5.625%,  2/15/2026
f
44,789
NuStar Logistics, LP
72,000 5.750%,  10/1/2025 70,020
Occidental Petroleum Corporation
64,000 6.375%,  9/1/2028 64,477
ONEOK, Inc.
63,000 2.200%,  9/15/2025 58,622
33,000 5.550%,  11/1/2026 32,785
42,000 5.650%,  11/1/2028 41,456
Ovintiv, Inc.
25,000 5.650%,  5/15/2025 24,857
15,000 5.650%,  5/15/2028 14,672
33,000 6.250%,  7/15/2033 31,908
PBF Holding Company, LLC/PBF
Finance Corporation
65,000 6.000%,  2/15/2028 61,306
Permian Resources Operating,
LLC
74,000 7.000%,  1/15/2032
f
72,980
Permian Resources Operating,
LLC, Convertible
18,000 3.250%,  4/1/2028 42,491
Phillips 66 Company
66,000 4.950%,  12/1/2027 64,678
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 49,427
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 95,527
Plains All American Pipeline, LP
2,000
9.736%,  (TSFR3M +
4.372%), 11/2/2023
b,k
1,887
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 100,006
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
110,823
Range Resources Corporation
73,000 4.750%,  2/15/2030
f
64,788
Rockcliff Energy II, LLC
96,000 5.500%,  10/15/2029
f
86,397
Rockies Express Pipeline, LLC
24,000 4.950%,  7/15/2029
f
21,377
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
25,319
Principal
Amount Long-Term Fixed Income (78.2%) Value
Energy (4.6%) - continued
SM Energy Company
$ 43,000 6.625%,  1/15/2027 $ 42,140
55,000 6.500%,  7/15/2028 52,800
Southwestern Energy Company
66,000 5.375%,  3/15/2030 60,129
71,000 4.750%,  2/1/2032 60,938
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
17,000 5.875%,  3/1/2027 16,235
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 45,232
Sunoco, LP/Sunoco Finance
Corporation
65,000 5.875%,  3/15/2028 62,355
95,000 4.500%,  4/30/2030 82,267
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
154,000 5.500%,  1/15/2028
f
140,140
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 103,000
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
87,163
TransCanada Trust
90,000 5.875%,  8/15/2076
b
82,061
Transocean, Inc.
97,000 11.500%,  1/30/2027
f
101,729
USA Compression Partners, LP/
USA Compression Finance
Corporation
139,000 6.875%,  4/1/2026 136,157
Valaris, Ltd.
89,000 8.375%,  4/30/2030
f
89,067
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
154,832
62,000 6.250%,  1/15/2030
f
59,140
70,000 4.125%,  8/15/2031
f
57,443
Weatherford International, Ltd.
141,000 8.625%,  4/30/2030
f
142,079
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 33,451
Total 7,544,779
Financials (12.4%)
Acrisure, LLC/Acrisure Finance,
Inc.
28,000 6.000%,  8/1/2029
f
23,530
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
48,624
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 69,201
63,000 6.500%,  7/15/2025 63,073
108,000 3.000%,  10/29/2028 92,608
Air Lease Corporation
40,000 2.300%,  2/1/2025 37,890
11,000 3.375%,  7/1/2025 10,450
53,000 4.650%,  6/15/2026
b,k
46,674
52,000 3.125%,  12/1/2030 42,342
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,k
63,694
51,000 2.850%,  1/26/2028
f
43,273

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 70,000 6.750%,  10/15/2027
f
$ 65,101
Ally Financial, Inc.
62,000 5.750%,  11/20/2025 60,224
96,000 4.700%,  5/15/2026
b,k
65,879
42,000 8.000%,  11/1/2031 42,405
25,000 6.700%,  2/14/2033 21,702
American Express Company
59,000 3.950%,  8/1/2025 57,075
50,000 3.550%,  9/15/2026
b,k
39,699
89,000 2.550%,  3/4/2027 80,244
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 38,121
American International Group, Inc.
76,000 5.125%,  3/27/2033 70,715
AmWINS Group, Inc.
87,000 4.875%,  6/30/2029
f
76,232
Arbor Realty Trust, Inc.,
Convertible
27,000 7.500%,  8/1/2025
f
27,152
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,195
90,000 2.150%,  7/15/2026 78,962
Ares Capital Corporation,
Convertible
37,000 4.625%,  3/1/2024 37,532
Assurant, Inc.
67,000 6.100%,  2/27/2026 66,662
Australia & New Zealand Banking
Group, Ltd.
96,000 2.950%,  7/22/2030
b,f
89,116
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
f
39,394
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
f
90,230
BAC Capital Trust XIV
42,000
6.071%,  (TSFR3M +
0.662%), 10/18/2023
b,k
32,466
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
f
25,554
Banco Santander SA
29,000 4.750%,  11/12/2026
b,k
21,514
Bank of America Corporation
213,000 6.250%,  9/5/2024
b,i,k
209,556
36,000 3.458%,  3/15/2025
b
35,519
44,000 6.100%,  3/17/2025
b,k
43,086
102,000 1.319%,  6/19/2026
b
93,542
163,000 1.197%,  10/24/2026
b
147,399
65,000 6.125%,  4/27/2027
b,k
62,278
61,000 1.734%,  7/22/2027
b
54,056
89,000 4.376%,  4/27/2028
b
84,039
126,000 3.593%,  7/21/2028
b
115,065
59,000 4.948%,  7/22/2028
b
56,691
60,000 5.819%,  9/15/2029
b
59,264
202,000 3.974%,  2/7/2030
b
181,416
149,000 2.687%,  4/22/2032
b
117,105
62,000 2.572%,  10/20/2032
b
47,640
92,000 2.972%,  2/4/2033
b
72,547
45,000 3.846%,  3/8/2037
b
36,601
Bank of Montreal
35,000 5.920%,  9/25/2025 34,923
68,000 5.203%,  2/1/2028 66,374
46,000 3.088%,  1/10/2037
b
34,278
Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
Bank of New York Mellon
Corporation
$ 59,000 4.596%,  7/26/2030
b
$ 55,534
Bank of Nova Scotia
64,000 5.250%,  12/6/2024 63,411
86,000 4.900%,  6/4/2025
b,k
78,657
41,000 1.050%,  3/2/2026 36,593
Barclays plc
41,000 4.375%,  9/11/2024 40,173
49,000 2.852%,  5/7/2026
b
46,224
50,000 5.501%,  8/9/2028
b
48,044
64,000 4.972%,  5/16/2029
b
59,788
54,000 6.224%,  5/9/2034
b
51,154
35,000 7.119%,  6/27/2034
b
33,710
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 103,993
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 12,451
Blue Owl Capital Corporation
41,000 4.250%,  1/15/2026 38,357
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 61,878
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
f
18,499
63,000 3.750%,  6/17/2026
f
55,911
BNP Paribas SA
58,000 2.819%,  11/19/2025
b,f
55,705
66,000 3.132%,  1/20/2033
b,f
51,855
BPCE SA
40,000 2.375%,  1/14/2025
f
37,903
Bread Financial Holdings, Inc.,
Convertible
11,000 4.250%,  6/15/2028
f
11,859
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 69,893
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
28,000 4.500%,  4/1/2027
f
23,334
Canadian Imperial Bank of
Commerce
59,000 3.945%,  8/4/2025 56,961
30,000 5.926%,  10/2/2026
e
29,993
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,k
18,014
69,000 3.273%,  3/1/2030
b
57,718
Capital One NA
60,000 2.280%,  1/28/2026
b
56,663
Castlelake Aviation Finance DAC
43,000 5.000%,  4/15/2027
f
39,274
Centene Corporation
178,000 3.000%,  10/15/2030 143,577
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,k
92,230
90,000 0.900%,  3/11/2026 79,779
46,000 4.000%,  6/1/2026
b,k
38,419
30,000 5.875%,  8/24/2026 29,901
25,000 5.000%,  6/1/2027
b,k
20,893
63,000 2.000%,  3/20/2028 53,163
105,000 4.000%,  12/1/2030
b,k
74,085

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
$ 41,000 6.136%,  8/24/2034
b
$ 39,883
Citigroup, Inc.
48,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
b,k
47,908
34,000 5.000%,  9/12/2024
b,k
32,153
105,000 3.352%,  4/24/2025
b
103,127
100,000 5.500%,  9/13/2025 98,793
33,000 4.000%,  12/10/2025
b,k
28,867
90,000 3.875%,  2/18/2026
b,k
76,801
45,000 4.150%,  11/15/2026
b,k
36,017
148,000 1.122%,  1/28/2027
b
131,885
83,000 1.462%,  6/9/2027
b
73,366
98,000 3.070%,  2/24/2028
b
88,896
26,000 7.375%,  5/15/2028
b,i,k
25,228
52,000 7.625%,  11/15/2028
b,k
50,731
168,000 4.075%,  4/23/2029
b
154,617
41,000 6.174%,  5/25/2034
b
39,181
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,k
35,575
CNA Financial Corporation
36,000 3.950%,  5/15/2024 35,528
Coinbase Global, Inc., Convertible
105,000 0.500%,  6/1/2026 78,813
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i,k
20,158
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
38,803
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
37,727
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
b
36,404
35,000 6.050%,  9/15/2033
f
34,017
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 73,825
Corporate Office Properties, LP,
Convertible
9,000 5.250%,  9/15/2028
f
9,013
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
f
179,211
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,k
43,681
42,000 3.250%,  1/14/2030
f
35,053
Credit Suisse Group AG
54,000 7.500%,  12/11/2023
*,b,k,l
5,130
24,000 7.250%,  9/12/2025
b,f,k,l
2,280
Dai-ichi Life Insurance Company,
Ltd.
75,000 5.100%,  10/28/2024
b,f,k
73,533
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
129,322
90,000 2.311%,  11/16/2027
b
78,371
68,000 3.742%,  1/7/2033
b
48,796
Discover Bank
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
76,863
Discover Financial Services
22,000 6.700%,  11/29/2032 21,266
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
151,252
Elevance Health, Inc.
62,000 5.350%,  10/15/2025 61,609
133,000 2.550%,  3/15/2031 107,779
Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
Enact Holdings, Inc.
$ 78,000 6.500%,  8/15/2025
f
$ 76,823
Encore Capital Group, Inc.,
Convertible
32,000 4.000%,  3/15/2029
f
30,654
Extra Space Storage, LP
41,000 2.400%,  10/15/2031 31,388
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,k
35,823
40,000 4.772%,  7/28/2030
b
36,312
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 102,671
First Horizon Bank
62,000 5.750%,  5/1/2030 55,495
First-Citizens Bank & Trust
Company
95,000 6.125%,  3/9/2028 94,359
Fortress Transportation and
Infrastructure Investors, LLC
57,000 6.500%,  10/1/2025
f
56,022
51,000 9.750%,  8/1/2027
f
52,751
7,000 5.500%,  5/1/2028
f
6,346
Freedom Mortgage Corporation
33,000 12.000%,  10/1/2028
f
33,556
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 37,572
42,000 2.625%,  1/15/2027 35,966
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
155,000 3.750%,  12/15/2027
f
120,008
Goldman Sachs Group, Inc.
36,000 5.500%,  8/10/2024
b,i,k
35,090
44,000 3.500%,  4/1/2025 42,366
61,000 4.250%,  10/21/2025 58,784
62,000 0.855%,  2/12/2026
b
57,457
75,000 3.650%,  8/10/2026
b,k
60,456
45,000 4.125%,  11/10/2026
b,k
36,807
135,000 1.948%,  10/21/2027
b
119,199
45,000 2.640%,  2/24/2028
b
40,127
132,000 3.615%,  3/15/2028
b
121,793
86,000 4.482%,  8/23/2028
b
81,400
84,000 3.814%,  4/23/2029
b
76,275
42,000 3.800%,  3/15/2030 37,061
42,000 2.615%,  4/22/2032
b
32,805
42,000 2.383%,  7/21/2032
b
31,987
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 36,027
64,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
b,f
54,407
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
3,000 Zero Coupon,  5/1/2025
f
2,895
27,000 3.750%,  8/15/2028
f
26,241
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
48,396
24,000 6.375%,  3/30/2025
b,k
23,055
49,000 2.633%,  11/7/2025
b
46,952
37,000 1.645%,  4/18/2026
b
34,389
49,000 1.589%,  5/24/2027
b
43,206
106,000 2.251%,  11/22/2027
b
93,569
118,000 4.583%,  6/19/2029
b
109,095
81,000 4.600%,  12/17/2030
b,k
61,211

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
$ 50,000 2.804%,  5/24/2032
b
$ 38,727
HUB International, Ltd.
146,000 5.625%,  12/1/2029
f
127,131
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,k
53,386
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
83,000 6.375%,  12/15/2025 78,955
92,000 5.250%,  5/15/2027 80,866
ING Groep NV
84,000 1.726%,  4/1/2027
b
75,154
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 63,025
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 53,283
J.P. Morgan Chase & Company
44,000
8.934%,  (TSFR3M +
3.562%), 11/1/2023
b,i,k
44,149
109,000 5.000%,  8/1/2024
b,k
105,356
66,000 4.600%,  2/1/2025
b,k
61,742
117,000 1.561%,  12/10/2025
b
110,575
44,000 2.083%,  4/22/2026
b
41,299
50,000 3.650%,  6/1/2026
b,k
43,642
129,000 1.045%,  11/19/2026
b
115,933
84,000 1.578%,  4/22/2027
b
74,964
105,000 2.947%,  2/24/2028
b
95,251
126,000 4.005%,  4/23/2029
b
116,118
41,000 2.069%,  6/1/2029
b
34,547
168,000 4.493%,  3/24/2031
b
153,824
45,000 2.963%,  1/25/2033
b
35,826
39,000 4.912%,  7/25/2033
b
35,882
42,000 5.717%,  9/14/2033
b
40,374
30,000 5.350%,  6/1/2034
b
28,448
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
39,000 5.000%,  8/15/2028
f
32,838
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 51,068
82,000 5.000%,  1/26/2033 69,025
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 47,119
Lincoln National Corporation
40,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
b
27,828
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
109,979
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
78,468
M&T Bank Corporation
106,000 3.500%,  9/1/2026
b,k
74,543
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
72,509
Manufacturers & Traders Trust
Company
87,000 4.700%,  1/27/2028 80,349
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 35,383
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,k
49,955
39,000 5.875%,  3/15/2028
b,k
36,631
50,000 6.400%,  12/15/2036 48,856
Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
Metropolitan Life Global Funding I
$ 68,000 2.950%,  4/9/2030
f
$ 57,624
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 78,919
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 45,204
81,000 1.538%,  7/20/2027
b
71,744
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
b
98,148
84,000 2.564%,  9/13/2031 63,573
39,000 5.748%,  7/6/2034
b
37,228
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
f
89,605
Morgan Stanley
41,000
5.816%,  (SOFRRATE +
0.466%), 11/10/2023
b
41,000
36,000 2.720%,  7/22/2025
b
34,937
82,000 1.164%,  10/21/2025
b
77,405
29,000 5.000%,  11/24/2025 28,424
115,000 2.630%,  2/18/2026
b
109,460
61,000 0.985%,  12/10/2026
b
54,421
84,000 1.593%,  5/4/2027
b
74,767
82,000 1.512%,  7/20/2027
b
72,454
30,000 5.123%,  2/1/2029
b
28,890
201,000 3.622%,  4/1/2031
b
173,156
45,000 2.943%,  1/21/2033
b
35,438
40,000 4.889%,  7/20/2033
b
36,345
43,000 5.250%,  4/21/2034
b
39,925
85,000 2.484%,  9/16/2036
b
61,743
MPT Operating Partnership, LP/
MPT Finance Corporation
16,000 5.250%,  8/1/2026 13,627
75,000 4.625%,  8/1/2029 53,120
Nasdaq, Inc.
31,000 5.350%,  6/28/2028 30,434
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
f
98,272
NatWest Group plc
58,000 4.269%,  3/22/2025
b
57,379
42,000 4.892%,  5/18/2029
b
39,282
63,000 3.754%,  11/1/2029
b
59,985
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
113,000 4.500%,  9/30/2028
f
85,833
New York Life Global Funding
44,000 4.550%,  1/28/2033
f
40,337
NFP Corporation
54,000 6.875%,  8/15/2028
f
46,261
Nippon Life Insurance Company
123,000 5.100%,  10/16/2044
b,f
120,694
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 33,942
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 51,442
Northern Trust Corporation
63,000 4.000%,  5/10/2027 59,594
Office Properties Income Trust
41,000 2.650%,  6/15/2026 27,891
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 39,794
42,000 3.375%,  2/1/2031 32,835

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
OneMain Finance Corporation
$ 120,000 6.875%,  3/15/2025 $ 119,049
224,000 3.875%,  9/15/2028 179,792
Park Intermediate Holdings, LLC
153,000 4.875%,  5/15/2029
f
129,430
Pebblebrook Hotel Trust,
Convertible
113,000 1.750%,  12/15/2026 93,722
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
37,793
PNC Bank NA
42,000 2.700%,  10/22/2029 34,169
PNC Financial Services Group,
Inc.
82,000 5.671%,  10/28/2025
b
81,367
50,000 3.400%,  9/15/2026
b,k
36,989
50,000 6.200%,  9/15/2027
b,k
45,950
31,000 5.582%,  6/12/2029
b
30,074
51,000 6.250%,  3/15/2030
b,k
43,718
PRA Group, Inc.
80,000 7.375%,  9/1/2025
f
77,900
66,000 8.375%,  2/1/2028
f
60,060
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
f
54,262
Prologis, LP
27,000 3.375%,  12/15/2027 24,825
Provident Financing Trust I
22,000 7.405%,  3/15/2038 21,698
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
38,751
38,000 6.750%,  3/1/2053
b
36,742
129,000 5.200%,  3/15/2044
b,i
126,211
22,000 3.700%,  10/1/2050
b
17,892
Public Storage Operating
Company
31,000 5.100%,  8/1/2033 29,633
QBE Insurance Group, Ltd.
19,000 5.875%,  5/12/2025
b,f,k
18,060
Radian Group, Inc.
97,000 4.875%,  3/15/2027 90,634
Realty Income Corporation
41,000 4.875%,  6/1/2026 40,235
63,000 3.950%,  8/15/2027 59,069
72,000 5.625%,  10/13/2032 69,606
Redwood Trust, Inc., Convertible
5,000 7.750%,  6/15/2027 4,472
Regions Financial Corporation
45,000 2.250%,  5/18/2025 41,978
44,000 5.750%,  6/15/2025
b,i,k
41,747
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 33,770
RLJ Lodging Trust, LP
49,000 3.750%,  7/1/2026
f
44,315
102,000 4.000%,  9/15/2029
f
83,532
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
78,540
Royal Bank of Canada
82,000 0.750%,  10/7/2024 77,792
38,000 5.000%,  2/1/2033 35,407
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 79,892
Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
$ 47,000 2.490%,  1/6/2028
b
$ 40,809
45,000 6.499%,  3/9/2029
b
43,887
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
70,851
Service Properties Trust
47,000 4.650%,  3/15/2024 46,359
31,000 4.350%,  10/1/2024 29,738
87,000 7.500%,  9/15/2025 85,472
80,000 5.500%,  12/15/2027 68,371
Simon Property Group, LP
82,000 2.650%,  7/15/2030 67,457
SLM Corporation
50,000 4.200%,  10/29/2025 46,785
Societe Generale SA
48,000 2.625%,  10/16/2024
f
46,134
49,000 1.488%,  12/14/2026
b,f
43,746
Spirit Realty, LP
68,000 3.200%,  1/15/2027 61,603
Standard Chartered plc
49,000 0.991%,  1/12/2025
b,f
48,189
25,000 6.000%,  7/26/2025
b,f,i,k
23,742
66,000 2.608%,  1/12/2028
b,f
58,426
Starwood Property Trust, Inc.,
Convertible
44,000 6.750%,  7/15/2027 45,078
State Street Corporation
31,000 5.272%,  8/3/2026 30,709
42,000 4.421%,  5/13/2033
b
37,679
Sumitomo Life Insurance Company
85,000 3.375%,  4/15/2081
b,f
70,642
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 46,357
66,000 2.174%,  1/14/2027 58,702
63,000 2.142%,  9/23/2030 48,641
59,000 5.766%,  1/13/2033 57,662
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
37,347
Summit Hotel Properties, Inc.,
Convertible
38,000 1.500%,  2/15/2026 31,920
Synchrony Financial
42,000 4.250%,  8/15/2024 41,017
24,000 7.250%,  2/2/2033 21,183
Synovus Bank
43,000 5.625%,  2/15/2028 38,961
Toronto-Dominion Bank
35,000 8.125%,  10/31/2082
b
34,820
46,000 5.156%,  1/10/2028 44,896
53,000 5.523%,  7/17/2028 52,313
42,000 4.456%,  6/8/2032 37,664
Truist Bank
42,000 2.250%,  3/11/2030 32,149
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
73,195
42,000 1.887%,  6/7/2029
b
34,490
90,000 5.100%,  3/1/2030
b,k
76,947
U.S. Bancorp
62,000 5.727%,  10/21/2026
b
61,484
59,000 4.548%,  7/22/2028
b
55,419
15,000 5.836%,  6/12/2034
b
14,147
UBS Group AG
39,000 2.593%,  9/11/2025
b,f
37,537

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Financials (12.4%) - continued
$ 75,000 2.193%,  6/5/2026
b,f
$ 69,754
83,000 3.869%,  1/12/2029
b,f
75,180
UDR, Inc.
94,000 3.000%,  8/15/2031 76,339
United Wholesale Mortgage, LLC
31,000 5.500%,  11/15/2025
f
29,487
78,000 5.500%,  4/15/2029
f
65,910
UnitedHealth Group, Inc.
143,000 5.250%,  2/15/2028 143,243
85,000 4.200%,  5/15/2032 77,581
USB Realty Corporation
44,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
b,f,k
32,006
USI, Inc./NY
40,000 6.875%,  5/1/2025
f
39,692
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,527
Ventas Realty, LP, Convertible
62,000 3.750%,  6/1/2026
f
60,419
Wells Fargo & Company
80,000 2.406%,  10/30/2025
b
76,664
65,000 3.900%,  3/15/2026
b,k
56,768
106,000 2.188%,  4/30/2026
b
99,527
50,000
6.070%,  (TSFR3M +
0.762%), 1/15/2027
b
47,393
46,000 3.526%,  3/24/2028
b
42,245
99,000 3.584%,  5/22/2028
b
90,634
59,000 4.808%,  7/25/2028
b
56,302
49,000 7.625%,  9/15/2028
b,k
49,400
230,000 4.478%,  4/4/2031
b
208,667
30,000 5.389%,  4/24/2034
b
28,047
Welltower OP, LLC
41,000 2.050%,  1/15/2029 33,889
63,000 2.800%,  6/1/2031 50,415
Welltower OP, LLC, Convertible
92,000 2.750%,  5/15/2028
f
93,889
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
54,407
Willis North America, Inc.
84,000 4.500%,  9/15/2028 78,773
XHR, LP
49,000 6.375%,  8/15/2025
f,i
48,108
56,000 4.875%,  6/1/2029
f
47,600
Total 20,454,376
Foreign Government (<0.1%)
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
f
59,641
Total 59,641
Mortgage-Backed Securities (9.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
915,179 2.500%,  5/1/2051 730,360
669,066 3.500%,  5/1/2052 576,154
412,964 4.000%,  5/1/2052 370,628
1,414,335 3.500%,  6/1/2052 1,218,817
297,037 5.000%,  7/1/2053 281,176
250,000 5.500%,  9/1/2053 242,563
Principal
Amount Long-Term Fixed Income (78.2%) Value
Mortgage-Backed Securities (9.9%) - continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 472,710 2.500%,  7/1/2030 $ 430,879
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
272,817 3.500%,  5/1/2040 242,364
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,222,484 3.000%,  1/1/2052 1,017,716
120,150 2.000%,  2/1/2051 92,025
86,355 2.000%,  2/1/2051 66,039
499,891 2.500%,  2/1/2051 399,769
1,055,130 2.000%,  3/1/2051 806,402
1,216,960 3.000%,  3/1/2052 1,009,236
762,983 2.000%,  4/1/2051 583,043
744,589 3.000%,  4/1/2051 618,173
779,785 3.000%,  5/1/2050 652,456
129,183 2.000%,  5/1/2051 98,522
405,921 3.000%,  5/1/2051 341,257
734,021 2.500%,  7/1/2051 585,946
215,909 3.500%,  8/1/2050 188,993
498,663 3.500%,  9/1/2052 431,163
424,539 4.500%,  9/1/2053 390,248
369,731 4.000%,  10/1/2052 330,247
128,861 2.000%,  11/1/2051 98,395
591,761 2.000%,  12/1/2050 453,255
1,265,061 4.500%,  12/1/2052 1,166,674
1,900,000 4.000%,  10/1/2048
e
1,691,445
500,000 5.000%,  10/1/2048
e
471,719
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
429,133 2.500%,  3/1/2062 329,341
369,853 3.500%,  7/1/2061 314,564
175,842 4.000%,  12/1/2061 156,606
Total 16,386,175
Technology (3.2%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 37,748
Akamai Technologies, Inc.,
Convertible
40,000 0.125%,  5/1/2025 47,176
56,000 0.375%,  9/1/2027 58,324
41,000 1.125%,  2/15/2029
f
41,348
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 15,793
Apple, Inc.
125,000 2.200%,  9/11/2029 107,242
90,000 1.650%,  2/8/2031 71,295
AthenaHealth Group, Inc.
145,000 6.500%,  2/15/2030
f,i
121,294
Block, Inc., Convertible
16,000 0.125%,  3/1/2025 14,848
64,000 0.250%,  11/1/2027 48,040
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 59,195
Broadcom, Inc.
46,000 4.000%,  4/15/2029
f
41,510

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Technology (3.2%) - continued
Cloud Software Group, Inc.
$ 107,000 6.500%,  3/31/2029
f
$ 94,623
38,000 9.000%,  9/30/2029
f
33,022
CommScope Technologies, LLC
48,000 6.000%,  6/15/2025
f
45,694
CommScope, Inc.
80,000 7.125%,  7/1/2028
f
47,865
CSG Systems International, Inc.,
Convertible
21,000 3.875%,  9/15/2028
f
20,435
Dell International, LLC/EMC
Corporation
69,000 5.250%,  2/1/2028 67,947
32,000 5.300%,  10/1/2029 31,065
Euronet Worldwide, Inc.,
Convertible
28,000 0.750%,  3/15/2049 25,725
Fiserv, Inc.
68,000 2.750%,  7/1/2024 66,363
99,000 4.200%,  10/1/2028 92,830
22,000 5.600%,  3/2/2033 21,322
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
162,540
60,000 3.750%,  10/1/2030
f
50,352
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,197
65,000 4.950%,  8/15/2027 62,469
42,000 3.200%,  8/15/2029 35,718
II-VI, Inc.
43,000 5.000%,  12/15/2029
f,i
37,283
Intel Corporation
88,000 5.125%,  2/10/2030 86,353
InterDigital, Inc., Convertible
80,000 3.500%,  6/1/2027 94,152
Iron Mountain, Inc.
38,000 4.875%,  9/15/2027
f
35,049
120,000 5.000%,  7/15/2028
f
109,146
119,000 4.875%,  9/15/2029
f
104,297
170,000 4.500%,  2/15/2031
f
139,819
Jabil, Inc.
43,000 5.450%,  2/1/2029 41,815
Lumentum Holdings, Inc.,
Convertible
59,000 0.250%,  3/15/2024 58,410
99,000 0.500%,  6/15/2028
i
71,904
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 33,979
Mastercard, Inc.
46,000 2.000%,  11/18/2031 36,084
Microchip Technology, Inc.,
Convertible
216,000 0.125%,  11/15/2024
i
226,800
Moody's Corporation
43,000 4.250%,  8/8/2032 39,019
NCR Corporation
145,000 5.125%,  4/15/2029
f
127,754
144,000 6.125%,  9/1/2029
f
147,676
NVIDIA Corporation
21,000 2.850%,  4/1/2030 18,321
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024 43,780
Principal
Amount Long-Term Fixed Income (78.2%) Value
Technology (3.2%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 21,000 2.700%,  5/1/2025 $ 19,944
42,000 4.300%,  6/18/2029 38,476
ON Semiconductor Corporation,
Convertible
87,000 Zero Coupon,  5/1/2027 156,600
2,000 0.500%,  3/1/2029
f
2,196
Open Text Corporation
81,000 3.875%,  12/1/2029
f
66,583
175,000 4.125%,  2/15/2030
f
146,405
Oracle Corporation
43,000 6.150%,  11/9/2029 43,652
142,000 2.950%,  4/1/2030 119,491
63,000 6.250%,  11/9/2032 63,778
PayPal Holdings, Inc.
42,000 2.850%,  10/1/2029 36,409
59,000 2.300%,  6/1/2030 48,217
Progress Software Corporation,
Convertible
28,000 1.000%,  4/15/2026 28,812
PTC, Inc.
65,000 3.625%,  2/15/2025
f
62,467
85,000 4.000%,  2/15/2028
f
76,181
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f
41,918
RingCentral, Inc.
86,000 8.500%,  8/15/2030
f
83,076
S&P Global, Inc.
46,000 2.900%,  3/1/2032 37,859
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 91,866
Seagate HDD Cayman
54,000 8.500%,  7/15/2031
f
55,392
146,655 9.625%,  12/1/2032
f
158,027
Semtech Corporation, Convertible
31,000 1.625%,  11/1/2027
f
28,969
Sensata Technologies, Inc.
113,000 3.750%,  2/15/2031
f
91,454
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
40,000 4.625%,  11/1/2026
f
37,714
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
299,134
Verint Systems, Inc., Convertible
44,000 0.250%,  4/15/2026 37,565
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
f
86,167
Viavi Solutions, Inc., Convertible
33,000 1.625%,  3/15/2026
f
31,498
Vishay Intertechnology, Inc.,
Convertible
143,000 2.250%,  9/15/2030
f
140,068
VMware, Inc.
82,000 1.400%,  8/15/2026 72,333
61,000 2.200%,  8/15/2031 46,033
Xilinx, Inc.
24,000 2.375%,  6/1/2030 19,870
Ziff Davis, Inc., Convertible
74,000 1.750%,  11/1/2026 68,043
Total 5,325,818

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Transportation (1.3%)
Air Transport Services Group, Inc.,
Convertible
$ 46,000 3.875%,  8/15/2029
f
$ 45,149
Allegiant Travel Company
89,000 7.250%,  8/15/2027
f
83,771
American Airlines Group, Inc.
33,000 3.750%,  3/1/2025
f
31,262
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
283,250 5.500%,  4/20/2026
f
276,640
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
52,000 5.375%,  3/1/2029
f
46,216
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 79,404
CSX Corporation
42,000 4.250%,  3/15/2029 39,781
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028 83,641
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
71,306 4.500%,  10/20/2025
f
69,259
ERAC USA Finance, LLC
59,000 3.850%,  11/15/2024
f
57,622
Hawaiian Brand Intellectual
Property, Ltd.
125,000 5.750%,  1/20/2026
f
112,482
Hertz Corporation
92,000 4.625%,  12/1/2026
f
81,535
110,000 5.000%,  12/1/2029
f
86,121
JetBlue Airways Corporation,
Convertible
60,000 0.500%,  4/1/2026 46,386
Mileage Plus Holdings, LLC
94,500 6.500%,  6/20/2027
f
93,631
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 59,356
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
f
36,881
31,000 5.750%,  5/24/2026
f
30,544
42,000 1.700%,  6/15/2026
f
37,234
Rand Parent, LLC
100,000 8.500%,  2/15/2030
f
92,510
Ryder System, Inc.
51,000 2.850%,  3/1/2027 46,407
Southwest Airlines Company
42,000 5.125%,  6/15/2027 40,952
50,000 2.625%,  2/10/2030 41,194
Southwest Airlines Company,
Convertible
105,000 1.250%,  5/1/2025 104,212
Union Pacific Corporation
42,000 2.150%,  2/5/2027 37,913
United Airlines, Inc.
112,000 4.375%,  4/15/2026
f
103,577
96,000 4.625%,  4/15/2029
f
82,515
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
27,000 7.875%,  5/1/2027
f,i
23,254
127,000 6.375%,  2/1/2030
f
98,089
Principal
Amount Long-Term Fixed Income (78.2%) Value
Transportation (1.3%) - continued
XPO Escrow Sub, LLC
$ 118,000 7.500%,  11/15/2027
f
$ 119,303
Total 2,186,841
U.S. Government & Agencies (4.1%)
U.S. Treasury Bonds
500,000 4.000%,  11/15/2052 443,164
2,225,000 3.375%,  8/15/2042 1,802,771
U.S. Treasury Notes
300,000 4.125%,  7/31/2028 293,531
500,000 4.125%,  11/15/2032 482,227
4,100,000 3.375%,  5/15/2033 3,718,188
Total 6,739,881
Utilities (2.5%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 39,348
AES Corporation
81,000 3.950%,  7/15/2030
f
69,816
Algonquin Power & Utilities
Corporation
30,000 4.750%,  1/18/2082
b
24,450
Alliant Energy Corporation,
Convertible
41,000 3.875%,  3/15/2026
f
39,606
Ameren Corporation
52,000 1.750%,  3/15/2028 44,073
American Electric Power
Company, Inc.
67,000 2.031%,  3/15/2024 65,748
42,000 2.300%,  3/1/2030 33,748
22,000 5.625%,  3/1/2033 21,288
American Water Capital
Corporation, Convertible
54,000 3.625%,  6/15/2026
f
52,045
Arizona Public Service Company
37,000 5.550%,  8/1/2033 35,867
Calpine Corporation
101,000 4.500%,  2/15/2028
f
91,024
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,918
62,000 1.450%,  6/1/2026 55,531
63,000 2.650%,  6/1/2031 50,318
CenterPoint Energy, Inc.,
Convertible
22,000 4.250%,  8/15/2026
f
21,461
CMS Energy Corporation,
Convertible
54,000 3.375%,  5/1/2028
f,i
50,625
Constellation Energy Generation,
LLC
43,000 5.800%,  3/1/2033 41,926
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 33,099
70,000 4.350%,  1/15/2027
b,k
60,439
52,000 3.375%,  4/1/2030 44,732
DTE Energy Company
64,000 4.220%,  11/1/2024 62,807
39,000 4.875%,  6/1/2028 37,691
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
36,837
24,000 4.875%,  9/16/2024
b,k
23,359
107,000 2.450%,  6/1/2030 86,882

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (78.2%) Value
Utilities (2.5%) - continued
$ 43,000 4.500%,  8/15/2032 $ 38,681
35,000 5.750%,  9/15/2033 34,385
Duke Energy Corporation,
Convertible
128,000 4.125%,  4/15/2026
f
124,224
Edison International
58,000 4.950%,  4/15/2025 56,841
145,000 5.000%,  12/15/2026
b,k
123,928
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
71,531
Entergy Corporation
41,000 0.900%,  9/15/2025 37,225
42,000 1.900%,  6/15/2028 35,471
Evergy, Inc.
35,000 2.450%,  9/15/2024 33,811
Eversource Energy
73,000 4.600%,  7/1/2027 70,211
43,000 5.125%,  5/15/2033 39,995
Exelon Corporation
42,000 4.050%,  4/15/2030 37,800
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
90,678
FirstEnergy Corporation,
Convertible
78,000 4.000%,  5/1/2026
f
75,075
Florida Power & Light Company
42,000 4.400%,  5/15/2028 40,498
Georgia Power Company
27,000 4.950%,  5/17/2033 25,308
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
f
40,921
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
f
67,350
National Rural Utilities Cooperative
Finance Corporation
66,000 3.450%,  6/15/2025 63,504
37,000 5.050%,  9/15/2028 36,349
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
55,023
42,000 6.051%,  3/1/2025 42,064
55,000 5.749%,  9/1/2025 54,846
42,000 2.250%,  6/1/2030 33,624
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
f
176,556
NextEra Energy Partners, LP,
Convertible
88,000 Zero Coupon,  11/15/2025
f
73,480
NiSource, Inc.
42,000 2.950%,  9/1/2029 36,199
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
f
47,962
39,000 10.250%,  3/15/2028
b,f,k
38,197
38,000 3.375%,  2/15/2029
f
30,757
60,000 5.250%,  6/15/2029
f
52,965
NRG Energy, Inc., Convertible
92,000 2.750%,  6/1/2048 97,336
PG&E Corporation
130,000 5.000%,  7/1/2028
i
117,751
PPL Capital Funding, Inc.,
Convertible
66,000 2.875%,  3/15/2028
f
60,060
Principal
Amount Long-Term Fixed Income (78.2%) Value
Utilities (2.5%) - continued
Public Service Enterprise Group,
Inc.
$ 42,000 1.600%,  8/15/2030 $ 32,222
Sempra
65,000 4.125%,  4/1/2052
b
52,577
44,000 4.875%,  10/15/2025
b,k
41,689
63,000 3.400%,  2/1/2028 57,341
Southern California Edison
Company
21,000 5.950%,  11/1/2032 20,944
Southern Company
42,000 4.475%,  8/1/2024 41,391
40,000 5.700%,  10/15/2032 39,289
41,000 4.000%,  1/15/2051
b
37,924
92,000 3.750%,  9/15/2051
b
80,242
Southern Company, Convertible
127,000 3.875%,  12/15/2025
f
123,444
TerraForm Power Operating, LLC
161,000 5.000%,  1/31/2028
f
146,108
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
f
83,800
162,000 5.000%,  7/31/2027
f
148,941
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 47,712
65,000 4.600%,  6/1/2032 58,984
Total 4,228,852
Total Long-Term Fixed Income
(cost $142,100,644) 129,468,217
Shares
Registered Investment
Companies ( 10 .2% ) Value
U.S. Affiliated  (9.0%)
2,003,820 Thrivent Core Emerging Markets
Debt Fund 14,848,309
Total 14,848,309
U.S. Unaffiliated  (1.2%)
24,084 Aberdeen Asia-Pacific Income
Fund, Inc. 59,006
9,075 AllianceBernstein Global High
Income Fund, Inc. 88,027
11,614 Allspring Income Opportunities
Fund 70,845
3,171 BlackRock Core Bond Trust 31,520
8,534 BlackRock Corporate High Yield
Fund, Inc. 73,648
8,215 BlackRock Credit Allocation
Income Trust 79,521
2,120 BlackRock Debt Strategies Fund,
Inc. 21,772
8,249 BlackRock Enhanced Global
Dividend Trust 77,788
2,150 BlackRock Enhanced International
Dividend Trust 10,728
300 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,786
1,499 BlackRock Income Trust, Inc. 17,059
4,516 BlackRock Multi-Sector Income
Trust 65,347
6,567 Blackstone Strategic Credit 2027
Term Fund 72,171
8,014 Eaton Vance Limited Duration
Income Fund 72,447

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (10.2%) Value
U.S. Unaffiliated  (1.2%)- continued
702 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund $ 5,174
7,187 First Trust High Income Long/Short
Fund 77,045
2,034 Invesco Dynamic Credit
Opportunities Fund
c,m
21,406
1,600 iShares Preferred and Income
Securities ETF 48,240
17,325 Nuveen Credit Strategies Income
Fund 87,665
2,750 Nuveen Preferred Income
Opportunities Fund 17,407
2,200 Nuveen Quality Preferred Income
Fund II 13,574
7,350 PGIM Global High Yield Fund, Inc. 79,233
7,821 PGIM High Yield Bond Fund, Inc. 92,131
1,902 Pimco Dynamic Income Fund 32,867
3,036 SPDR Bloomberg High Yield Bond
ETF
i
274,454
912 Tri-Continental Corporation 24,250
3,900 Vanguard Short-Term Corporate
Bond ETF 293,085
2,300 Virtus Convertible & Income Fund 7,153
4,605 Virtus Dividend, Interest &
Premium Strategy Fund 52,175
720 Virtus Equity & Convertible Income
Fund
i
14,321
11,564 Voya Global Equity Dividend &
Premium Opportunity Fund 56,663
17,803 Western Asset High Income
Opportunity Fund, Inc. 64,803
Total 2,005,311
Total Registered Investment
Companies (cost $20,961,448) 16,853,620
Shares
Collateral Held for Securities
Loaned ( 2 .1% ) Value
3,470,293 Thrivent Cash Management Trust 3,470,293
Total Collateral Held for
Securities Loaned
(cost $3,470,293) 3,470,293
Shares Preferred Stock ( 1 .2% ) Value
Communications Services (0.1%)
6,050 AT&T, Inc., 4.750%
k
116,039
453 Paramount Global, Convertible,
5.750% 8,041
3,500 Telephone and Data Systems, Inc.,
6.000%
k
47,775
Total 171,855
Energy (0.1%)
2,953 Crestwood Equity Partners, LP,
9.250%
k
28,674
825 Energy Transfer, LP, 7.600%
b,k
20,155
1,736 Nustar Logistics, LP, 12.304%
b
44,632
131 UGI Corporation, Convertible,
7.250% 7,485
Total 100,946
Financials (0.8%)
1,750 Aegon Funding Corporation II,
5.100% 34,755
Shares Preferred Stock (1.2%) Value
Financials (0.8%) - continued
3,700 Allstate Corporation, 5.100%
k
$ 72,298
1,000 American International Group, Inc.
5.850%
k
23,280
1,941 Apollo Global Management, Inc.,
Convertible, 6.750%
m
106,949
5,250 Bank of America Corporation,
4.250%
k
89,512
100 Bank of America Corporation,
Convertible, 7.250%
k
111,221
3,050 Capital One Financial Corporation,
5.000%
k
57,096
1,275 Equitable Holdings, Inc., 5.250%
k
25,118
70 First Horizon Bank, 6.393%
*,b,k
46,456
1,150 First Horizon Corporation, 6.500%
k
24,035
3,700 J.P. Morgan Chase & Company,
4.200%
k
66,970
3,250 J.P. Morgan Chase & Company,
4.750%
k
66,593
3,050 KeyCorp, 6.200%
b,k
60,207
2,450 Morgan Stanley, 4.250%
k
41,773
1,580 Morgan Stanley, 5.850%
b,k
36,703
2,200 Morgan Stanley, 7.125%
b,k
56,452
2,000 Public Storage Operating
Company, 3.950%
k
33,380
3,200 Public Storage Operating
Company, 4.125%
k
57,504
668 Public Storage Operating
Company, 4.625%
k
13,160
175 Public Storage Operating
Company, 4.700%
k
3,425
650 Regions Financial Corporation,
5.700%
b,k
12,740
425 Synovus Financial Corporation,
5.875%
b,k
9,150
2,400 U.S. Bancorp, 4.000%
k
38,424
3,500 Wells Fargo & Company, 4.250%
k
58,415
129 Wells Fargo & Company,
Convertible, 7.500%
k
143,835
Total 1,289,451
Utilities (0.2%)
1,251 AES Corporation, Convertible,
6.875% 76,311
4,025 CMS Energy Corporation, 4.200%
k
79,775
2,067 NextEra Energy, Inc., Convertible,
6.926%
i
78,195
308 NiSource, Inc., Convertible,
7.750% 30,015
3,525 Southern Company, 4.950% 74,201
Total 338,497
Total Preferred Stock
(cost $2,369,995) 1,900,749
Shares Common Stock ( 0 .2% ) Value
Communications Services (<0.1%)
306 Windstream Services, LLC
m
2,907
Total 2,907
Consumer Discretionary (0.1%)
1,233 Bloomin' Brands, Inc. 30,320
17 Booking Holdings, Inc.
m
52,427
Total 82,747

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.2%) Value
Energy (0.1%)
158 EQT Corporation $ 6,412
1,512 Permian Resources Corporation 21,107
173 Pioneer Natural Resources
Company 39,712
Total 67,231
Financials (<0.1%)
76 Bank of America Corporation 2,081
275 BlackRock TCP Capital
Corporation 3,228
260 Blackstone Mortgage Trust, Inc. 5,655
258 Encore Capital Group, Inc.
m
12,322
124 FS KKR Capital Corporation 2,442
242 Golub Capital BDC, Inc. 3,550
843 New York Community Bancorp,
Inc. 9,560
66 Wells Fargo & Company 2,697
Total 41,535
Industrials (<0.1%)
55 Chart Industries, Inc.
m
9,301
420 Uber Technologies, Inc.
m
19,316
Total 28,617
Information Technology (<0.1%)
178 Western Digital Corporation
m
8,122
Total 8,122
Materials (<0.1%)
247 Allegheny Technologies, Inc.
m
10,164
Total 10,164
Real Estate (<0.1%)
199 Kite Realty Group Trust 4,263
Total 4,263
Utilities (<0.1%)
639 NiSource, Inc. 15,770
Total 15,770
Total Common Stock
(cost $222,530) 261,356
Shares or
Principal
Amount Short-Term Investments ( 2 .9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.265%, 10/4/2023
n,o
99,971
100,000 5.270%, 10/25/2023
n,o
99,673
Thrivent Core Short-Term Reserve
Fund
452,862 5.650% 4,528,620
U.S. Treasury Bills
100,000 5.267%, 11/21/2023
n,p
99,262
Total Short-Term Investments
(cost $4,823,846) 4,827,526
Total Investments (cost
$187,854,540) 103.2% $ 170,726,354
Other Assets and Liabilities, Net
(3.2%) (5,222,027)
Total Net Assets 100.0% $ 165,504,327
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $60,131,656 or
36.3% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of September 29, 2023
was $51,586 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 8/24/2015 $ 58,420
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 53,690

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,025,864
Common Stock 336,931
Total lending $3,362,795
Gross amount payable upon return of
collateral for securities loaned $3,470,293
Net amounts due to counterparty $107,498
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 374,035 – 321,498 52,537
Capital Goods 1,484,185 – 1,338,207 145,978
Communications Services 2,124,928 – 2,124,928 –
Consumer Cyclical 2,438,283 – 2,438,283 –
Consumer Non-Cyclical 2,162,220 – 2,118,030 44,190
Energy 345,971 – 345,971 –
Financials 1,045,058 – 1,045,058 –
Technology 2,998,065 – 2,998,065 –
Transportation 855,696 – 855,696 –
Utilities 116,152 – 116,152 –
Long-Term Fixed Income
Asset-Backed Securities 16,976,166 – 16,976,166 –
Basic Materials 3,003,686 – 3,003,686 –
Capital Goods 6,352,841 – 6,352,841 –
Collateralized Mortgage Obligations 12,036,372 – 12,036,372 –
Commercial Mortgage-Backed Securities 1,503,561 – 1,503,561 –
Communications Services 7,571,645 – 7,571,645 –
Consumer Cyclical 10,361,485 – 10,361,485 –
Consumer Non-Cyclical 8,736,098 – 8,736,098 –
Energy 7,544,779 – 7,544,779 –
Financials 20,454,376 – 20,454,376 –
Foreign Government 59,641 – 59,641 –
Mortgage-Backed Securities 16,386,175 – 16,386,175 –
Technology 5,325,818 – 5,325,818 –
Transportation 2,186,841 – 2,186,841 –
U.S. Government & Agencies 6,739,881 – 6,739,881 –
Utilities 4,228,852 – 4,228,852 –
Registered Investment Companies
U.S. Unaffiliated 2,005,311 1,983,905 – 21,406
Preferred Stock
Communications Services 171,855 171,855 – –
Energy 100,946 100,946 – –
Financials 1,289,451 1,242,995 46,456 –
Utilities 338,497 338,497 – –
Common Stock
Communications Services 2,907 – 2,907 –
Consumer Discretionary 82,747 82,747 – –
Energy 67,231 67,231 – –
Financials 41,535 41,535 – –
Industrials 28,617 28,617 – –
Information Technology 8,122 8,122 – –
Materials 10,164 10,164 – –
Real Estate 4,263 4,263 – –
Utilities 15,770 15,770 – –
Short-Term Investments 298,906 – 298,906 –
Subtotal Investments in Securities $ 147,879,132 $ 4,096,647 $ 143,518,374 $ 264,111
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 14,848,309
Affiliated Short-Term Investments 4,528,620
Collateral Held for Securities Loaned 3,470,293
Subtotal Other Investments $ 22,847,222
Total Investments at Value $ 170,726,354
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 949 – 949 –
Total Asset Derivatives $ 949 $ – $ 949 $ –
Liability Derivatives
Futures Contracts 215,033 215,033 – –
Total Liability Derivatives $ 215,033 $ 215,033 $ – $ –
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling $199,644 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 25 December 2023 $ 5,090,300 ( $ 22,526 )
CME Ultra Long Term U.S. Treasury Bond 21 December 2023 2,684,944 (192,507)
Total Futures Long Contracts $ 7,775,244 ( $ 215,033 )
Total Futures Contracts $ 7,775,244 ( $ 215,033 )
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of September 29, 2023. Investments totaling $99,262 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 1,465,000 $ – $ 949 $ 949
Total Credit Default Swaps $ – $ 949 $ 949
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 21,761 $ 747 $ 7,525 $ 14,848 2,004 9.0%
Total U.S. Affiliated Registered Investment
Companies 21,761 14,848 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 14,386 49,807 59,664 4,529 453 2.7
Total Affiliated Short-Term Investments 14,386 4,529 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,347 22,864 20,741 3,470 3,470 2.1
Total Collateral Held for Securities Loaned 1,347 3,470 2.1
Total Value $ 37,494 $ 22,847
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,983) $1,848 $ – $ 747
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 1 (1) – 241
Total Income/Non Income Cash from Affiliated
Investments $ 988
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 29
Total Affiliated Income from Securities Loaned, Net $ 29
Total Value ($1,982) $1,847 $ –

Real Estate Securities Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .8% ) Value
Data Center REITs (7.7%)
27,057 Digital Realty Trust, Inc. $ 3,274,438
10,343 Equinix, Inc. 7,511,707
Total 10,786,145
Diversified REITs (1.6%)
19,252 Broadstone Net Lease, Inc. 275,304
67,053 Essential Properties Realty Trust,
Inc. 1,450,356
12,333 Gladstone Commercial
Corporation 149,969
3,245 One Liberty Properties, Inc. 61,233
6,307 WP Carey, Inc. 341,083
Total 2,277,945
Health Care REITs (7.8%)
76,047 CareTrust REIT, Inc. 1,558,963
90,422 Global Medical REIT, Inc. 811,085
22,493 Healthpeak Properties, Inc. 412,971
10,307 National Health Investors, Inc. 529,368
27,489 Sabra Health Care REIT, Inc. 383,197
74,028 Ventas, Inc. 3,118,800
50,172 Welltower, Inc. 4,110,090
Total 10,924,474
Hotel & Resort REITs (3.8%)
12,634 Chatham Lodging Trust 120,907
138,293 Host Hotels & Resorts, Inc. 2,222,369
95,734 Park Hotels & Resorts, Inc. 1,179,443
78,038 Pebblebrook Hotel Trust 1,060,537
94,796 Service Properties Trust 728,981
2,149 Xenia Hotels & Resorts, Inc. 25,315
Total 5,337,552
Industrial REITs (15.6%)
33,701 First Industrial Realty Trust, Inc. 1,603,830
178,480 LXP Industrial Trust 1,588,472
8,082 Plymouth Industrial REIT, Inc. 169,318
114,965 Prologis, Inc. 12,900,223
35,485 Rexford Industrial Realty, Inc. 1,751,185
57,675 STAG Industrial, Inc. 1,990,364
35,137 Terreno Realty Corporation 1,995,782
Total 21,999,174
Multi-Family Residential REITs (12.8%)
52,445 Apartment Income REIT
Corporation 1,610,062
24,100 AvalonBay Communities, Inc. 4,138,934
13,251 Camden Property Trust 1,253,280
38,310 Equity Residential 2,249,180
13,458 Essex Property Trust, Inc. 2,854,307
33,192 Independence Realty Trust, Inc. 467,011
23,025 Mid-America Apartment
Communities, Inc. 2,962,166
69,940 UDR, Inc. 2,494,760
Total 18,029,700
Office REITs (2.9%)
30,613 Alexandria Real Estate Equities,
Inc. 3,064,361
3,470 Boston Properties, Inc. 206,396
22,995 COPT Defense Properties 547,971
15,599 Peakstone Realty Trust 259,567
Shares Common Stock (98.8%) Value
Office REITs (2.9%) - continued
1,169 Vornado Realty Trust $ 26,513
Total 4,104,808
Other Specialized REITs (6.6%)
10,579 EPR Properties 439,452
72,287 Four Corners Property Trust, Inc. 1,604,049
33,964 Gaming and Leisure Properties,
Inc. 1,547,060
42,924 Gladstone Land Corporation 610,809
40,461 Iron Mountain, Inc. 2,405,406
654 Lamar Advertising Company 54,589
5,527 Outfront Media, Inc. 55,823
10,815 Safehold, Inc. 192,507
19,620 Uniti Group, Inc. 92,606
79,233 VICI Properties, Inc. 2,305,680
Total 9,307,981
Retail REITs (15.1%)
36,610 Agree Realty Corporation 2,022,336
55,688 Getty Realty Corporation 1,544,228
32,336 Kimco Realty Corporation 568,790
74,891 Kite Realty Group Trust 1,604,165
70,332 NetSTREIT Corporation 1,095,773
55,713 Phillips Edison and Company, Inc. 1,868,614
62,851 Realty Income Corporation 3,138,779
36,067 Regency Centers Corporation 2,143,823
92,483 Retail Opportunity Investments
Corporation 1,144,940
1,793 Saul Centers, Inc. 63,239
32,542 Simon Property Group, Inc. 3,515,512
106,102 SITE Centers Corporation 1,308,238
16,964 Spirit Realty Capital, Inc. 568,803
29,180 Tanger Factory Outlet Centers, Inc. 659,468
Total 21,246,708
Self-Storage REITs (7.7%)
55,147 CubeSmart 2,102,755
18,802 Extra Space Storage, Inc. 2,285,947
24,456 Public Storage 6,444,645
Total 10,833,347
Single-Family Residential REITs (4.1%)
3,873 American Homes 4 Rent 130,481
4,270 Equity Lifestyle Properties, Inc. 272,042
84,108 Invitation Homes, Inc. 2,665,383
23,301 Sun Communities, Inc. 2,757,440
Total 5,825,346
Telecom Tower REITs (12.0%)
55,242 American Tower Corporation 9,084,547
44,074 Crown Castle, Inc. 4,056,130
18,574 SBA Communications Corporation 3,717,958
Total 16,858,635
Timber REITs (1.1%)
52,442 Weyerhaeuser Company 1,607,872
Total 1,607,872
Total Common Stock
(cost $118,194,273) 139,139,687

Real Estate Securities Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 0 .9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.315%, 12/15/2023
a,b
$ 98,948
Thrivent Core Short-Term Reserve
Fund
117,514 5.650% 1,175,138
Total Short-Term Investments
(cost $1,274,016) 1,274,086
Total Investments (cost
$119,468,289) 99.7% $ 140,413,773
Other Assets and Liabilities, Net
0.3% 427,875
Total Net Assets 100.0% $ 140,841,648
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 10,786,145 10,786,145 – –
Diversified REITs 2,277,945 2,277,945 – –
Health Care REITs 10,924,474 10,924,474 – –
Hotel & Resort REITs 5,337,552 5,337,552 – –
Industrial REITs 21,999,174 21,999,174 – –
Multi-Family Residential REITs 18,029,700 18,029,700 – –
Office REITs 4,104,808 4,104,808 – –
Other Specialized REITs 9,307,981 9,307,981 – –
Retail REITs 21,246,708 21,246,708 – –
Self-Storage REITs 10,833,347 10,833,347 – –
Single-Family Residential REITs 5,825,346 5,825,346 – –
Telecom Tower REITs 16,858,635 16,858,635 – –
Timber REITs 1,607,872 1,607,872 – –
Short-Term Investments 98,948 – 98,948 –
Subtotal Investments in Securities $ 139,238,635 $ 139,139,687 $ 98,948 $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,175,138
Subtotal Other Investments $ 1,175,138
Total Investments at Value $ 140,413,773
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 44,932 44,932 – –
Total Liability Derivatives $ 44,932 $ 44,932 $ – $ –

Real Estate Securities Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$98,948 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 50 December 2023 $ 1,126,307 ( $ 44,932 )
Total Futures Long Contracts $ 1,126,307 ( $ 44,932 )
Total Futures Contracts $ 1,126,307 ( $ 44,932 )
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 418 $ 14,149 $ 13,392 $ 1,175 118 0.8%
Total Affiliated Short-Term Investments 418 1,175 0.8
Total Value $ 418 $ 1,175
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 44
Total Income/Non Income Cash from Affiliated
Investments $ 44
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96 .5% ) Value
Communications Services (3.1%)
73,897 Cargurus, Inc.
a
$ 1,294,675
107,477 QuinStreet, Inc.
a
964,069
17,562 Ziff Davis, Inc.
a
1,118,524
Total 3,377,268
Consumer Discretionary (11.4%)
15,096 Boot Barn Holdings, Inc.
a
1,225,644
118,185 Clarus Corporation 893,478
11,808 Columbia Sportswear Company 874,973
122,150 Everi Holdings, Inc.
a
1,614,823
7,830 Five Below, Inc.
a
1,259,847
7,987 Fox Factory Holding Corporation
a
791,352
7,212 Meritage Homes Corporation 882,677
19,503 Papa John's International, Inc. 1,330,495
12,972 Skyline Champion Corporation
a
826,576
60,362 Stoneridge, Inc.
a
1,211,465
77,926 ThredUp, Inc.
a
312,483
6,039 Wingstop, Inc. 1,086,054
Total 12,309,867
Consumer Staples (6.6%)
9,133 Celsius Holdings, Inc.
a
1,567,223
20,137 e.l.f. Beauty, Inc.
a
2,211,647
7,788 J & J Snack Foods Corporation 1,274,506
6,039 Lancaster Colony Corporation 996,616
47,293 Turning Point Brands, Inc. 1,091,995
Total 7,141,987
Energy (2.7%)
20,181 Matador Resources Company 1,200,366
82,367 TechnipFMC plc 1,675,345
Total 2,875,711
Financials (10.2%)
16,452 Hamilton Lane, Inc. 1,487,919
18,738 Houlihan Lokey, Inc. 2,007,214
6,112 Kinsale Capital Group, Inc. 2,531,163
13,566 RLI Corporation 1,843,484
31,832 Triumph Financial, Inc.
a
2,062,395
22,603 Western Alliance Bancorp 1,039,060
Total 10,971,235
Health Care (15.8%)
1,567 Agiliti, Inc.
a
10,170
2,887 Argenx SE ADR
a
1,419,336
4,952 Ascendis Pharma AS ADR
a
463,705
33,308 Enovis Corporation
a
1,756,331
33,809 Halozyme Therapeutics, Inc.
a
1,291,504
9,268 Immunocore Holdings plc ADR
a
481,009
35,786 Inmode, Ltd.
a
1,090,042
4,796 Inspire Medical Systems, Inc.
a
951,718
23,465 Lantheus Holdings, Inc.
a
1,630,348
103,129 Maravai LifeSciences Holdings,
Inc.
a
1,031,290
9,717 Natera, Inc.
a
429,977
43,027 Phreesia, Inc.
a
803,744
64,684 Point Biopharma Global, Inc.
a
431,442
46,640 Progyny, Inc.
a
1,586,693
8,676 Repligen Corporation
a
1,379,571
2,202 Sarepta Therapeutics, Inc.
a
266,927
86,603 scPharmaceuticals, Inc.
a
616,613
42,141 Vericel Corporation
a
1,412,566
Shares Common Stock (96.5%) Value
Health Care (15.8%) - continued
12,329 Vor BioPharma, Inc.
a,b
$ 26,138
Total 17,079,124
Industrials (18.7%)
20,064 ASGN, Inc.
a
1,638,827
48,045 Badger Infrastructure Solutions,
Ltd. 1,227,080
10,845 Beacon Roofing Supply, Inc.
a
836,909
8,145 Chart Industries, Inc.
a
1,377,482
4,791 Curtiss-Wright Corporation 937,263
58,484 ExlService Holdings, Inc.
a
1,639,891
63,563 First Advantage Corporation 876,534
19,597 Helios Technologies, Inc. 1,087,242
138,740 Janus International Group, Inc.
a
1,484,518
6,062 Lincoln Electric Holdings, Inc. 1,102,011
11,965 Middleby Corporation
a
1,531,520
17,329 RB Global, Inc. 1,083,062
4,489 Saia, Inc.
a
1,789,540
10,802 Simpson Manufacturing Company,
Inc. 1,618,248
5,117 SiteOne Landscape Supply, Inc.
a
836,374
25,263 WillScot Mobile Mini Holdings
Corporation
a
1,050,688
Total 20,117,189
Information Technology (22.1%)
41,159 Calix, Inc.
a
1,886,729
6,925 Cognex Corporation 293,897
22,154 Descartes Systems Group, Inc.
a
1,625,660
99,156 Grid Dynamics Holdings, Inc.
a
1,207,720
22,361 Guidewire Software, Inc.
a
2,012,490
57,596 Hackett Group, Inc. 1,358,690
23,035 Lattice Semiconductor
Corporation
a
1,979,398
3,513 Littelfuse, Inc. 868,835
1,107 Monolithic Power Systems, Inc. 511,434
16,435 Nova, Ltd.
a
1,847,951
36,696 PagerDuty, Inc.
a
825,293
17,066 PDF Solutions, Inc.
a
552,938
6,211 Silicon Laboratories, Inc.
a
719,793
44,378 Sprout Social, Inc.
a
2,213,575
4,864 SPS Commerce, Inc.
a
829,847
93,988 TTM Technologies, Inc.
a
1,210,565
49,740 Varonis Systems, Inc.
a
1,519,060
23,422 Workiva, Inc.
a
2,373,585
Total 23,837,460
Materials (2.8%)
216,837 Ranpak Holdings Corporation
a
1,179,593
32,881 Summit Materials, Inc.
a
1,023,914
64,019 Tronox Holdings plc 860,416
Total 3,063,923
Real Estate (2.5%)
25,457 Agree Realty Corporation 1,406,245
8,769 FirstService Corporation 1,276,240
Total 2,682,485

Small Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.5%) Value
Utilities (0.6%)
11,756 Black Hills Corporation $ 594,736
Total 594,736
Total Common Stock
(cost $93,041,469) 104,050,985
Shares
Registered Investment
Companies ( 0 .9% ) Value
U.S. Unaffiliated  (0.9%)
13,485 SPDR S&P Biotech ETF 984,675
Total 984,675
Total Registered Investment
Companies (cost $1,096,827) 984,675
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
38,250 Thrivent Cash Management Trust 38,250
Total Collateral Held for
Securities Loaned
(cost $38,250) 38,250
Shares Short-Term Investments ( 2 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
213,903 5.650% 2,139,029
Total Short-Term Investments
(cost $2,139,029) 2,139,029
Total Investments (cost
$96,315,575) 99.4% $ 107,212,939
Other Assets and Liabilities, Net
0.6% 673,011
Total Net Assets 100.0% $ 107,885,950
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 36,040
Total lending $36,040
Gross amount payable upon return of
collateral for securities loaned $38,250
Net amounts due to counterparty $2,210
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,377,268 3,377,268 – –
Consumer Discretionary 12,309,867 12,309,867 – –
Consumer Staples 7,141,987 7,141,987 – –
Energy 2,875,711 2,875,711 – –
Financials 10,971,235 10,971,235 – –
Health Care 17,079,124 17,079,124 – –
Industrials 20,117,189 18,890,109 1,227,080 –
Information Technology 23,837,460 23,837,460 – –
Materials 3,063,923 3,063,923 – –
Real Estate 2,682,485 2,682,485 – –
Utilities 594,736 594,736 – –
Registered Investment Companies
U.S. Unaffiliated 984,675 984,675 – –
Subtotal Investments in Securities $ 105,035,660 $ 103,808,580 $ 1,227,080 $ –
Other Investments  * Total
Affiliated Short-Term Investments 2,139,029
Collateral Held for Securities Loaned 38,250
Subtotal Other Investments $ 2,177,279
Total Investments at Value $ 107,212,939
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 3,189 $ 30,591 $ 31,641 $ 2,139 214 2.0%
Total Affiliated Short-Term Investments 3,189 2,139 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,088 15,725 16,775 38 38 <0.1
Total Collateral Held for Securities Loaned 1,088 38 <0.1
Total Value $ 4,277 $ 2,177
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 105
Total Income/Non Income Cash from Affiliated
Investments $ 105
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $ 8
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (2.9%)
27,827 AMC Networks, Inc.
a
$ 327,802
9,705 ATN International, Inc. 306,290
79,381 Cargurus, Inc.
a
1,390,755
56,548 Cars.com, Inc.
a
953,399
99,031 Cinemark Holdings, Inc.
a
1,817,219
39,800 Cogent Communications Holdings 2,463,620
68,272 Consolidated Communications
Holdings, Inc.
a
233,490
227,013 DISH Network Corporation
a
1,330,296
53,756 E.W. Scripps Company
a
294,583
56,511 Gogo, Inc.
a
674,176
38,929 John Wiley and Sons, Inc. 1,446,991
922,103 Lumen Technologies, Inc.
a
1,309,386
15,234 Madison Square Garden Sports
Corporation 2,685,754
22,515 Marcus Corporation 348,983
47,032 QuinStreet, Inc.
a
421,877
25,503 Scholastic Corporation 972,684
45,981 Shenandoah Telecommunications
Company 947,668
22,113 Shutterstock, Inc. 841,400
23,160 TechTarget, Inc.
a
703,138
89,564 Telephone and Data Systems, Inc. 1,639,917
27,857 Thryv Holdings, Inc.
a
522,876
98,489 Tripadvisor, Inc.
a
1,632,948
62,859 Yelp, Inc.
a
2,614,306
Total 25,879,558
Consumer Discretionary (13.7%)
45,799 Abercrombie & Fitch Company
a
2,581,690
69,941 Academy Sports and Outdoors,
Inc. 3,306,111
38,004 Adtalem Global Education, Inc.
a
1,628,471
54,379 Advance Auto Parts, Inc. 3,041,417
107,084 American Axle & Manufacturing
Holdings, Inc.
a
777,430
169,790 American Eagle Outfitters, Inc. 2,820,212
5,463 America's Car-Mart, Inc.
a
497,078
18,822 Asbury Automotive Group, Inc.
a
4,330,377
21,565 BJ's Restaurants, Inc.
a
505,915
79,676 Bloomin' Brands, Inc. 1,959,233
27,437 Boot Barn Holdings, Inc.
a
2,227,610
40,523 Brinker International, Inc.
a
1,280,122
27,233 Buckle, Inc. 909,310
31,191 Caleres, Inc. 897,053
7,382 Cavco Industries, Inc.
a
1,961,102
26,070 Century Communities, Inc. 1,740,955
43,155 Cheesecake Factory, Inc. 1,307,596
112,937 Chico's FAS, Inc.
a
844,769
16,502 Chuy's Holdings, Inc.
a
587,141
20,265 Cracker Barrel Old Country Store,
Inc. 1,361,808
117,515 Dana, Inc. 1,723,945
31,411 Dave & Buster's Entertainment,
Inc.
a
1,164,406
45,048 Designer Brands, Inc.
b
570,308
14,226 Dine Brands Global, Inc. 703,476
25,925 Dorman Products, Inc.
a
1,964,078
20,876 Ethan Allen Interiors, Inc. 624,192
74,752 Foot Locker, Inc. 1,296,947
73,493 Frontdoor, Inc.
a
2,248,151
30,180 Gentherm, Inc.
a
1,637,567
37,121 G-III Apparel Group, Ltd.
a
925,055
19,804 Golden Entertainment, Inc. 676,901
23,247 Green Brick Partners, Inc.
a
964,983
Shares Common Stock (99.1%) Value
Consumer Discretionary (13.7%) - continued
12,854 Group 1 Automotive, Inc. $ 3,453,998
24,976 Guess ?, Inc.
b
540,481
320,076 Hanesbrands, Inc. 1,267,501
12,287 Haverty Furniture Companies, Inc. 353,620
11,661 Hibbet, Inc. 554,014
21,572 Installed Building Products, Inc. 2,694,127
25,243 iRobot Corporation
a
956,710
18,395 Jack in the Box, Inc. 1,270,359
45,694 Kontoor Brands, Inc. 2,006,423
39,595 La-Z-Boy, Inc. 1,222,694
23,166 LCI Industries 2,720,152
168,327 Leslie's, Inc.
a
952,731
18,740 LGI Homes, Inc.
a
1,864,443
54,556 M.D.C. Holdings, Inc. 2,249,344
25,430 M/I Homes, Inc.
a
2,137,137
18,239 MarineMax, Inc.
a
598,604
33,633 Meritage Homes Corporation 4,116,343
82,904 Mister Car Wash, Inc.
a,b
456,801
12,259 Monarch Casino & Resort, Inc. 761,284
28,741 Monro, Inc. 798,138
14,287 Movado Group, Inc. 390,749
71,499 National Vision Holdings, Inc.
a
1,156,854
348,596 Newell Brands, Inc. 3,147,822
30,978 ODP Corporation
a
1,429,635
13,519 Oxford Industries, Inc. 1,299,581
29,948 Papa John's International, Inc. 2,043,052
19,100 Patrick Industries, Inc. 1,433,646
60,020 Perdoceo Education Corporation 1,026,342
43,008 Phinia, Inc. 1,152,184
304,016 Sabre Corporation
a
1,365,032
98,588 Sally Beauty Holdings, Inc.
a
826,167
34,295 Shake Shack, Inc.
a
1,991,511
16,505 Shoe Carnival, Inc. 396,615
41,540 Signet Jewelers, Ltd. 2,982,987
65,522 Six Flags Entertainment
Corporation
a
1,540,422
19,305 Sleep Number Corporation
a
474,710
14,564 Sonic Automotive, Inc. 695,577
117,330 Sonos, Inc.
a
1,514,730
17,092 Standard Motor Products, Inc. 574,633
64,764 Steven Madden, Ltd. 2,057,552
20,136 Strategic Education, Inc. 1,515,234
37,009 Stride, Inc.
a
1,666,515
16,213 Sturm, Ruger & Company, Inc. 845,022
90,559 Tri Pointe Homes, Inc.
a
2,476,789
41,992 Upbound Group, Inc. 1,236,664
51,728 Urban Outfitters, Inc.
a
1,690,988
70,576 Victoria's Secret & Company
a
1,177,208
53,063 Vista Outdoor, Inc.
a
1,757,447
27,637 Winnebago Industries, Inc. 1,643,020
72,740 Wolverine World Wide, Inc. 586,284
19,457 XPEL, Inc.
a
1,500,329
Total 123,635,614
Consumer Staples (5.0%)
28,807 Andersons, Inc. 1,483,849
66,133 B&G Foods, Inc. 654,055
16,269 Calavo Growers, Inc. 410,467
37,186 Cal-Maine Foods, Inc. 1,800,546
8,715 Central Garden & Pet Company
a
384,680
37,503 Central Garden & Pet Company,
Class A
a
1,503,495
32,295 Chefs' Warehouse, Inc.
a
684,008
49,817 e.l.f. Beauty, Inc.
a
5,471,401
46,483 Edgewell Personal Care Company 1,718,012

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Consumer Staples (5.0%) - continued
60,817 Energizer Holdings, Inc. $ 1,948,577
30,814 Fresh Del Monte Produce, Inc. 796,234
81,823 Hain Celestial Group, Inc.
a
848,504
121,540 Hostess Brands, Inc.
a
4,048,497
16,364 Inter Parfums, Inc. 2,198,340
14,117 J & J Snack Foods Corporation 2,310,247
8,195 John B. Sanfilippo & Son, Inc. 809,666
9,961 Medifast, Inc. 745,581
14,299 MGP Ingredients, Inc. 1,508,259
21,350 National Beverage Corporation
a
1,003,877
45,702 Nu Skin Enterprises, Inc. 969,339
23,575 PriceSmart, Inc. 1,754,687
82,871 Simply Good Foods Company
a
2,860,707
31,782 SpartanNash Company 699,204
15,927 Tootsie Roll Industries, Inc.
b
475,580
46,934 TreeHouse Foods, Inc.
a
2,045,384
53,608 United Natural Foods, Inc.
a
758,017
22,538 Universal Corporation 1,064,019
10,241 USANA Health Sciences, Inc.
a
600,225
121,250 Vector Group, Ltd. 1,290,100
12,407 WD-40 Company 2,521,599
Total 45,367,156
Energy (5.3%)
125,986 Archrock, Inc. 1,587,424
21,909 Bristow Group, Inc.
a
617,176
59,301 California Resources Corporation 3,321,449
51,127 Callon Petroleum Company
a
2,000,088
84,069 Comstock Resources, Inc. 927,281
27,212 CONSOL Energy, Inc. 2,854,811
42,703 Core Laboratories, Inc. 1,025,299
26,670 CVR Energy, Inc. 907,580
31,038 Dorian LPG, Ltd. 891,722
31,263 Dril-Quip, Inc.
a
880,679
54,456 Green Plains, Inc.
a
1,639,126
129,690 Helix Energy Solutions Group, Inc.
a
1,448,637
90,956 Helmerich & Payne, Inc. 3,834,705
141,846 Liberty Energy, Inc. 2,626,988
8,208 Nabors Industries, Ltd.
a
1,010,733
76,587 Northern Oil and Gas, Inc. 3,081,095
92,193 Oceaneering International, Inc.
a
2,371,204
58,458 Oil States International, Inc.
a
489,293
51,395 Par Pacific Holdings, Inc.
a
1,847,136
293,217 Patterson-UTI Energy, Inc. 4,058,123
79,436 ProPetro Holding Corporation
a
844,405
13,840 REX American Resources
Corporation
a
563,565
77,879 RPC, Inc. 696,238
108,555 SM Energy Company 4,304,206
91,924 Talos Energy, Inc.
a
1,511,231
70,546 U.S. Silica Holdings, Inc.
a
990,466
15,311 Vital Energy, Inc.
a
848,536
55,068 World Kinect Corporation 1,235,175
Total 48,414,371
Financials (17.9%)
41,444 Ambac Financial Group, Inc.
a
499,815
56,585 American Equity Investment Life
Holding Company 3,035,219
59,453 Ameris Bancorp 2,282,401
17,546 AMERISAFE, Inc. 878,528
118,965 Apollo Commercial Real Estate
Finance, Inc. 1,205,115
170,611 Arbor Realty Trust, Inc. 2,589,875
208,856 ARMOUR Residential REIT, Inc. 887,638
Shares Common Stock (99.1%) Value
Financials (17.9%) - continued
62,634 Artisan Partners Asset
Management, Inc. $ 2,343,764
50,902 Assured Guaranty, Ltd. 3,080,589
68,614 Atlantic Union Bankshares
Corporation 1,974,711
33,628 Avantax, Inc.
a
860,204
47,990 Axos Financial, Inc.
a
1,816,901
15,102 B. Riley Financial, Inc.
b
619,031
47,935 Banc of California, Inc.
b
593,435
13,260 BancFirst Corporation 1,150,040
49,657 Bancorp, Inc.
a
1,713,166
36,343 Bank of Hawaii Corporation
b
1,805,884
68,075 BankUnited, Inc. 1,545,302
31,419 Banner Corporation 1,331,537
40,259 Berkshire Hills Bancorp, Inc. 807,193
157,631 Blackstone Mortgage Trust, Inc. 3,428,474
45,945 Bread Financial Holdings, Inc. 1,571,319
29,618 BrightSphere Investment Group 574,293
81,110 Brookline Bancorp, Inc. 738,912
115,863 Capitol Federal Financial, Inc. 552,667
66,356 Cathay General Bancorp 2,306,535
24,737 Central Pacific Financial
Corporation 412,613
13,728 City Holding Company 1,240,325
48,966 Community Bank System, Inc. 2,066,855
25,762 Customers Bancorp, Inc.
a
887,501
121,098 CVB Financial Corporation 2,006,594
31,967 Dime Community Bancshares, Inc. 638,061
22,802 Donnelley Financial Solutions, Inc.
a
1,283,297
27,358 Eagle Bancorp, Inc. 586,829
62,222 Ellington Financial, Inc.
b
775,908
23,843 Employers Holdings, Inc. 952,528
21,484 Encore Capital Group, Inc.
a
1,026,076
28,164 Enova International, Inc.
a
1,432,703
59,124 EVERTEC, Inc. 2,198,230
47,663 EZCORP, Inc.
a
393,220
32,109 FB Financial Corporation 910,611
163,106 First Bancorp/Puerto Rico 2,195,407
37,583 First Bancorp/Southern Pines, NC 1,057,586
93,681 First Commonwealth Financial
Corporation 1,143,845
87,020 First Financial Bancorp 1,705,592
116,737 First Hawaiian, Inc. 2,107,103
75,206 Franklin BSP Realty Trust, Inc. 995,727
150,053 Fulton Financial Corporation 1,817,142
423,631 Genworth Financial, Inc.
a
2,482,478
21,863 Goosehead Insurance, Inc.
a
1,629,449
41,178 Green Dot Corporation
a
573,610
27,889 Hanmi Financial Corporation 452,638
98,002 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,077,642
5,504 HCI Group, Inc. 298,812
32,062 Heritage Financial Corporation 522,931
42,278 Hilltop Holdings, Inc. 1,199,004
109,792 Hope Bancorp, Inc. 971,659
37,362 Horace Mann Educators
Corporation 1,097,696
40,375 Independent Bank Corporation 1,982,009
32,858 Independent Bank Group, Inc. 1,299,534
40,782 Invesco Mortgage Capital, Inc. 408,228
66,689 Jackson Financial, Inc. 2,548,854
34,415 James River Group Holdings, Ltd. 528,270
53,103 KKR Real Estate Finance Trust,
Inc. 630,333
23,266 Lakeland Financial Corporation 1,104,204
155,184 Lincoln National Corporation 3,831,493

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Financials (17.9%) - continued
24,314 Mercury General Corporation $ 681,521
60,901 Moelis & Company 2,748,462
61,153 Mr. Cooper Group, Inc.
a
3,275,355
34,506 National Bank Holdings
Corporation 1,026,899
80,094 Navient Corporation 1,379,219
43,206 NBT Bancorp, Inc. 1,369,198
83,475 New York Mortgage Trust, Inc. 708,703
75,270 NMI Holdings, Inc.
a
2,039,064
36,216 Northfield Bancorp, Inc. 342,241
116,267 Northwest Bancshares, Inc. 1,189,411
43,115 OFG Bancorp 1,287,414
87,730 Pacific Premier Bancorp, Inc. 1,909,005
108,443 PacWest Bancorp
b
857,784
22,634 Palomar Holdings, Inc.
a
1,148,675
13,151 Park National Corporation 1,243,033
23,991 Pathward Financial, Inc. 1,105,745
236,569 Payoneer Global, Inc.
a
1,447,802
79,368 PennyMac Mortgage Investment
Trust 984,163
13,735 Piper Sandler Companies 1,995,833
35,898 PRA Group, Inc.
a
689,601
11,965 Preferred Bank/Los Angeles, CA 744,821
47,629 ProAssurance Corporation 899,712
41,815 PROG Holdings, Inc.
a
1,388,676
69,103 Provident Financial Services, Inc. 1,056,585
144,013 Radian Group, Inc. 3,616,166
144,538 Ready Capital Corporation 1,461,279
104,450 Redwood Trust, Inc. 744,728
51,354 Renasant Corporation 1,344,961
34,984 S&T Bancorp, Inc. 947,367
13,532 Safety Insurance Group, Inc. 922,747
77,836 Seacoast Banking Corporation of
Florida 1,709,279
44,807 ServisFirst Bancshares, Inc. 2,337,581
115,504 Simmons First National
Corporation 1,958,948
80,941 SiriusPoint, Ltd.
a
823,170
26,534 Southside Bancshares, Inc. 761,526
42,914 Stellar Bancorp, Inc. 914,926
25,016 Stewart Information Services
Corporation 1,095,701
16,360 StoneX Group, Inc.
a
1,585,611
11,431 Tompkins Financial Corporation 560,005
19,802 Triumph Financial, Inc.
a
1,282,972
32,548 Trupanion, Inc.
a,b
917,854
17,403 TrustCo Bank Corporation NY 474,928
55,867 Trustmark Corporation 1,213,990
87,972 Two Harbors Investment
Corporation 1,164,749
108,726 United Community Banks, Inc. 2,762,728
19,393 United Fire Group, Inc. 383,012
49,638 Veritex Holdings, Inc. 891,002
6,239 Virtus Investment Partners, Inc. 1,260,216
30,504 Walker & Dunlop, Inc. 2,264,617
59,215 Washington Federal, Inc. 1,517,088
24,378 Westamerica Bancorporation 1,054,349
104,513 WisdomTree, Inc. 731,591
3,120 World Acceptance Corporation
a
396,427
55,855 WSFS Financial Corporation 2,038,707
Total 162,322,292
Health Care (9.8%)
74,706 AdaptHealth Corporation
a
679,825
14,833 Addus HomeCare Corporation
a
1,263,623
Shares Common Stock (99.1%) Value
Health Care (9.8%) - continued
32,106 Agiliti, Inc.
a
$ 208,368
34,751 AMN Healthcare Services, Inc.
a
2,960,090
34,861 Amphastar Pharmaceuticals, Inc.
a
1,603,257
14,657 ANI Pharmaceuticals, Inc.
a
850,985
38,480 Apollo Medical Holdings, Inc.
a
1,187,108
49,072 Arcus Biosciences, Inc.
a
880,842
35,666 Artivion, Inc.
a
540,697
42,879 Avanos Medical, Inc.
a
867,013
57,384 Avid Bioservices, Inc.
a
541,705
31,430 BioLife Solutions, Inc.
a
434,048
91,652 Catalyst Pharmaceuticals, Inc.
a
1,071,412
97,929 Certara, Inc.
a
1,423,888
31,775 Collegium Pharmaceutical, Inc.
a
710,171
116,379 Community Health Systems, Inc.
a
337,499
28,121 CONMED Corporation 2,836,003
82,553 Corcept Therapeutics, Inc.
a
2,249,157
8,298 CorVel Corporation
a
1,631,802
30,787 Cross Country Healthcare, Inc.
a
763,210
91,051 Cytek Biosciences, Inc.
a
502,602
87,819 Cytokinetics, Inc.
a
2,587,148
117,823 Dynavax Technologies
Corporation
a
1,740,246
52,422 Embecta Corporation 788,951
45,831 Enhabit, Inc.
a
515,599
51,413 Ensign Group, Inc. 4,777,810
81,051 Fortrea Holdings, Inc.
a
2,317,248
18,616 Fulgent Genetics, Inc.
a
497,792
44,505 Glaukos Corporation
a
3,349,001
30,737 Harmony Biosciences Holdings,
Inc.
a
1,007,252
22,177 HealthStream, Inc. 478,580
52,405 Innoviva, Inc.
a
680,741
30,470 Integer Holdings Corporation
a
2,389,762
125,607 Ironwood Pharmaceuticals, Inc.
a
1,209,595
24,223 iTeos Therapeutics, Inc.
a
265,242
18,126 LeMaitre Vascular, Inc. 987,504
14,924 Ligand Pharmaceuticals, Inc.
a
894,246
52,724 Merit Medical Systems, Inc.
a
3,639,010
4,679 Mesa Laboratories, Inc. 491,623
11,286 ModivCare, Inc.
a
355,622
74,906 Myriad Genetics, Inc.
a
1,201,492
116,708 NeoGenomics, Inc.
a
1,435,508
49,659 NextGen Healthcare, Inc.
a
1,178,408
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
41,360 Omnicell, Inc.
a
1,862,854
67,160 OraSure Technologies, Inc.
a
398,259
33,603 Orthofix Medical, Inc.
a
432,135
70,010 Owens & Minor, Inc.
a
1,131,362
42,462 Pacira Pharmaceuticals, Inc.
a
1,302,734
75,696 Pediatrix Medical Group, Inc.
a
962,096
18,605 Phibro Animal Health Corporation 237,586
108,932 Premier, Inc. 2,342,038
45,318 Prestige Consumer Healthcare,
Inc.
a
2,591,736
93,406 Privia Health Group, Inc.
a
2,148,338
55,179 RadNet, Inc.
a
1,555,496
36,997 REGENXBIO, Inc.
a
608,971
49,914 Schrodinger, Inc./United States
a
1,411,069
95,374 Select Medical Holdings
Corporation 2,410,101
14,583 Simulations Plus, Inc. 608,111
44,368 STAAR Surgical Company
a
1,782,706
49,942 Supernus Pharmaceuticals, Inc.
a
1,376,901

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (9.8%) - continued
59,533 Tandem Diabetes Care, Inc.
a
$ 1,236,500
13,710 U.S. Physical Therapy, Inc. 1,257,618
6,429 UFP Technologies, Inc.
a
1,037,962
36,958 Varex Imaging Corporation
a
694,441
99,951 Veradigm Inc.
a
1,313,356
43,583 Vericel Corporation
a
1,460,902
78,600 Vir Biotechnology, Inc.
a
736,482
55,449 Xencor, Inc.
a
1,117,297
Total 88,348,738
Industrials (17.1%)
122,104 3D Systems Corporation
a
599,531
61,964 AAON, Inc. 3,523,893
30,407 AAR Corporation
a
1,810,129
60,510 ABM Industries, Inc. 2,421,005
23,981 AeroVironment, Inc.
a
2,674,601
9,449 Alamo Group, Inc. 1,633,354
28,522 Albany International Corporation 2,460,878
13,838 Allegiant Travel Company 1,063,589
14,982 American Woodmark Corporation
a
1,132,789
20,197 Apogee Enterprises, Inc. 950,875
35,361 Applied Industrial Technologies,
Inc. 5,467,164
21,978 ArcBest Corporation 2,234,064
44,607 Arcosa, Inc. 3,207,243
20,800 Astec Industries, Inc. 979,888
22,882 AZZ, Inc. 1,042,962
46,313 Barnes Group, Inc. 1,573,253
36,217 Boise Cascade Company 3,731,800
42,000 Brady Corporation 2,306,640
18,653 CIRCOR International, Inc.
a
1,039,905
32,722 Comfort Systems USA, Inc. 5,576,156
103,926 CoreCivic, Inc.
a
1,169,167
27,824 CSG Systems International, Inc. 1,422,363
39,901 Deluxe Corporation 753,730
12,547 DXP Enterprises, Inc.
a
438,392
26,826 Dycom Industries, Inc.
a
2,387,514
15,373 Encore Wire Corporation 2,804,958
51,324 Enerpac Tool Group Corporation 1,356,493
19,123 EnPro Industries, Inc. 2,317,516
72,960 Enviri Corporation
a
526,771
23,586 ESCO Technologies, Inc. 2,463,322
55,796 Federal Signal Corporation 3,332,695
10,545 Forrester Research, Inc.
a
304,750
23,507 Forward Air Corporation 1,615,871
36,395 Franklin Electric Company, Inc. 3,247,526
115,359 GEO Group, Inc.
a
943,637
27,832 Gibraltar Industries, Inc.
a
1,878,938
37,300 GMS, Inc.
a
2,386,081
40,178 Granite Construction, Inc. 1,527,568
28,252 Greenbrier Companies, Inc. 1,130,080
37,464 Griffon Corporation 1,486,197
47,233 Hawaiian Holdings, Inc.
a
298,985
115,037 Hayward Holdings, Inc.
a
1,622,022
67,873 Healthcare Services Group, Inc. 707,915
41,930 Heartland Express, Inc. 615,952
18,303 Heidrick & Struggles International,
Inc. 457,941
63,958 Hillenbrand, Inc. 2,706,063
42,583 HNI Corporation 1,474,649
28,738 Hub Group, Inc.
a
2,257,083
17,777 Insteel Industries, Inc. 577,041
53,156 Interface, Inc. 521,460
304,856 JetBlue Airways Corporation
a
1,402,338
Shares Common Stock (99.1%) Value
Industrials (17.1%) - continued
29,125 John Bean Technologies
Corporation $ 3,062,202
25,816 Kaman Corporation 507,284
100,129 KAR Auction Services, Inc.
a
1,493,925
29,331 Kelly Services, Inc. 533,531
72,919 Kennametal, Inc. 1,814,225
49,019 Korn Ferry 2,325,461
10,071 Lindsay Corporation 1,185,155
20,496 Liquidity Services, Inc.
a
361,140
52,805 Marten Transport, Ltd. 1,040,787
116,804 Masterbrand, Inc.
a
1,419,169
32,282 Matson, Inc. 2,864,059
27,872 Matthews International Corporation 1,084,500
46,844 Mercury Systems, Inc.
a
1,737,444
69,251 MillerKnoll, Inc. 1,693,187
26,275 Moog, Inc. 2,968,024
51,941 Mueller Industries, Inc. 3,903,886
15,286 MYR Group, Inc.
a
2,059,941
4,791 National Presto Industries, Inc. 347,156
97,626 NOW, Inc.
a
1,158,821
11,629 NV5 Global, Inc.
a
1,119,059
53,379 PGT Innovations, Inc.
a
1,481,267
140,094 Pitney Bowes, Inc. 423,084
8,355 Powell Industries, Inc. 692,629
23,872 Proto Labs, Inc.
a
630,221
30,145 Quanex Building Products
Corporation 849,185
135,073 Resideo Technologies, Inc.
a
2,134,153
29,264 Resources Connection, Inc. 436,326
107,015 RXO, Inc.
a
2,111,406
38,479 SkyWest, Inc.
a
1,613,809
41,706 SPX Technologies, Inc.
a
3,394,868
10,839 Standex International Corporation 1,579,134
36,893 Sun Country Airlines Holdings,
Inc.
a
547,492
78,530 SunPower Corporation
a,b
484,530
17,000 Tennant Company 1,260,550
47,054 Titan International, Inc.
a
631,935
74,880 Trinity Industries, Inc. 1,823,328
70,177 Triumph Group, Inc.
a
537,556
28,363 TrueBlue, Inc.
a
416,085
17,351 TTEC Holdings, Inc. 454,943
13,817 UniFirst Corporation/MA 2,252,309
12,396 Veritiv Corporation 2,093,684
155,215 Verra Mobility Corporation
a
2,902,520
19,100 Viad Corporation
a
500,420
42,995 Wabash National Corporation 908,054
Total 154,403,181
Information Technology (12.7%)
63,729 A10 Networks, Inc. 957,847
97,657 Adeia, Inc. 1,042,977
64,758 Adtran Holdings, Inc. 532,958
34,443 Advanced Energy Industries, Inc. 3,551,762
18,555 Agilysys, Inc.
a
1,227,599
45,654 Alarm.com Holdings, Inc.
a
2,791,286
20,491 Alpha and Omega Semiconductor,
Ltd.
a
611,451
86,041 Arlo Technologies, Inc.
a
886,222
31,020 Avid Technology, Inc.
a
833,507
30,021 Axcelis Technologies, Inc.
a
4,894,924
26,820 Badger Meter, Inc. 3,858,593
32,632 Benchmark Electronics, Inc. 791,652
36,897 Cerence, Inc.
a
751,592
21,619 CEVA, Inc.
a
419,192

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Information Technology (12.7%) - continued
11,861 Clearfield, Inc.
a
$ 339,936
43,543 Cohu, Inc.
a
1,499,621
16,717 Consensus Cloud Solutions, Inc.
a
420,934
39,490 Corsair Gaming, Inc.
a
573,790
28,683 CTS Corporation 1,197,228
32,904 Digi International, Inc.
a
888,408
82,757 Digital Turbine, Inc.
a
500,680
41,851 Diodes, Inc.
a
3,299,533
114,855 DoubleVerify Holdings, Inc.
a
3,210,197
22,332 Ebix, Inc. 220,640
24,643 ePlus, Inc.
a
1,565,323
116,888 Extreme Networks, Inc.
a
2,829,859
33,204 Fabrinet
a
5,532,451
71,039 FormFactor, Inc.
a
2,482,103
102,380 Harmonic, Inc.
a
985,919
26,760 Ichor Holdings, Ltd.
a
828,490
27,661 Insight Enterprises, Inc.
a
4,024,676
24,157 InterDigital, Inc. 1,938,358
41,587 Itron, Inc.
a
2,519,341
83,378 Knowles Corporation
a
1,234,828
51,661 Kulicke and Soffa Industries, Inc. 2,512,274
60,550 LiveRamp Holding, Inc.
a
1,746,262
67,443 MaxLinear, Inc.
a
1,500,607
32,943 Methode Electronics, Inc. 752,748
63,447 N-able, Inc.
a
818,466
66,001 NetScout Systems, Inc.
a
1,849,348
32,915 OneSpan, Inc.
a
353,836
44,885 Onto Innovation, Inc.
a
5,723,735
14,079 OSI Systems, Inc.
a
1,661,885
10,329 PC Connection, Inc. 551,362
27,903 PDF Solutions, Inc.
a
904,057
31,849 Perficient, Inc.
a
1,842,783
57,191 Photronics, Inc.
a
1,155,830
25,140 Plexus Corporation
a
2,337,517
39,671 Progress Software Corporation 2,085,901
99,833 Rambus, Inc.
a
5,569,683
15,327 Rogers Corporation
a
2,015,041
52,351 Sanmina Corporation
a
2,841,612
22,778 ScanSource, Inc.
a
690,401
58,509 Semtech Corporation
a
1,506,607
15,645 SiTime Corporation
a
1,787,441
45,802 SMART Global Holdings, Inc.
a
1,115,279
33,528 SPS Commerce, Inc.
a
5,720,212
95,021 TTM Technologies, Inc.
a
1,223,871
40,890 Ultra Clean Holdings, Inc.
a
1,213,206
51,545 Veeco Instruments, Inc.
a
1,448,930
68,091 ViaSat, Inc.
a
1,256,960
203,496 Viavi Solutions, Inc.
a
1,859,954
103,488 Xerox Holdings Corporation 1,623,727
39,608 Xperi, Inc.
a
390,535
Total 115,303,947
Materials (5.2%)
24,894 AdvanSix, Inc. 773,706
117,629 Allegheny Technologies, Inc.
a
4,840,433
24,925 American Vanguard Corporation 272,430
29,493 Balchem Corporation 3,658,312
44,413 Carpenter Technology Corporation 2,984,998
47,328 Century Aluminum Company
a
340,288
15,289 Clearwater Paper Corporation
a
554,226
30,860 Compass Minerals International,
Inc. 862,537
49,280 H.B. Fuller Company 3,381,101
17,566 Hawkins, Inc. 1,033,759
11,647 Haynes International, Inc. 541,818
Shares Common Stock (99.1%) Value
Materials (5.2%) - continued
30,818 Ingevity Corporation
a
$ 1,467,245
22,747 Innospec, Inc. 2,324,743
14,649 Kaiser Aluminum Corporation 1,102,484
19,094 Koppers Holdings, Inc. 755,168
164,403 Livent Corporation
a,b
3,026,659
18,879 Materion Corporation 1,923,959
50,047 Mativ, Inc. 713,670
40,166 Mercer International, Inc. 344,624
29,771 Minerals Technologies, Inc. 1,630,260
33,674 Myers Industries, Inc. 603,775
141,848 O-I Glass, Inc.
a
2,373,117
8,962 Olympic Steel, Inc. 503,754
12,677 Quaker Chemical Corporation 2,028,320
38,650 Sensient Technologies Corporation 2,260,252
19,424 Stepan Company 1,456,217
76,620 SunCoke Energy, Inc. 777,693
32,553 Sylvamo Corporation 1,430,379
35,380 TimkenSteel Corporation
a
768,454
47,586 Warrior Met Coal, Inc. 2,430,693
Total 47,165,074
Real Estate (7.7%)
87,078 Acadia Realty Trust 1,249,569
66,437 Alexander & Baldwin, Inc. 1,111,491
44,441 American Assets Trust, Inc. 864,377
101,071 Anywhere Real Estate, Inc.
a
649,887
194,653 Apple Hospitality REIT, Inc. 2,985,977
62,158 Armada Hoffler Properties, Inc. 636,498
157,435 Brandywine Realty Trust 714,755
91,000 CareTrust REIT, Inc. 1,865,500
13,675 Centerspace 824,055
44,694 Chatham Lodging Trust 427,722
22,595 Community Healthcare Trust, Inc. 671,071
153,770 Cushman and Wakefield plc
a
1,171,727
191,766 DiamondRock Hospitality
Company 1,539,881
152,531 Douglas Emmett, Inc. 1,946,296
85,457 Easterly Government Properties,
Inc. 976,774
80,340 Elme Communities 1,095,838
142,717 Essential Properties Realty Trust,
Inc. 3,086,969
70,251 eXp World Holdings, Inc.
b
1,140,876
82,850 Four Corners Property Trust, Inc. 1,838,441
42,040 Getty Realty Corporation 1,165,769
177,620 Global Net Lease, Inc. 1,706,928
96,672 Highwoods Properties, Inc. 1,992,410
116,037 Hudson Pacific Properties, Inc. 771,646
25,651 Innovative Industrial Properties,
Inc. 1,940,755
86,109 JBG SMITH Properties 1,245,136
108,387 Kennedy-Wilson Holdings, Inc. 1,597,624
37,881 LTC Properties, Inc. 1,217,117
267,675 LXP Industrial Trust 2,382,308
196,916 Macerich Company 2,148,354
21,814 Marcus and Millichap, Inc. 640,023
20,903 NexPoint Residential Trust, Inc. 672,659
132,863 Outfront Media, Inc. 1,341,916
110,235 Pebblebrook Hotel Trust 1,498,094
107,397 Phillips Edison and Company, Inc. 3,602,095
115,268 Retail Opportunity Investments
Corporation 1,427,018
73,025 RPT Realty 771,144
40,957 Safehold, Inc. 729,035
11,827 Saul Centers, Inc. 417,138

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (99.1%) Value
Real Estate (7.7%) - continued
151,367 Service Properties Trust $ 1,164,012
164,641 SITE Centers Corporation 2,030,024
58,902 SL Green Realty Corporation 2,197,045
32,573 St. Joe Company 1,769,691
98,411 Summit Hotel Properties, Inc. 570,784
189,532 Sunstone Hotel Investors, Inc. 1,772,124
96,218 Tanger Factory Outlet Centers, Inc. 2,174,527
218,352 Uniti Group, Inc. 1,030,621
11,633 Universal Health Realty Income
Trust 470,322
107,617 Urban Edge Properties 1,642,235
73,272 Veris Residential, Inc. 1,208,988
43,037 Whitestone REIT 414,446
98,122 Xenia Hotels & Resorts, Inc. 1,155,877
Total 69,665,569
Utilities (1.8%)
33,826 American States Water Company 2,661,430
70,005 Avista Corporation 2,266,062
52,786 California Water Service Group 2,497,305
16,281 Chesapeake Utilities Corporation 1,591,468
16,236 Middlesex Water Company 1,075,635
32,992 Northwest Natural Holding
Company 1,258,975
38,157 Otter Tail Corporation 2,896,879
26,447 SJW Group 1,589,729
14,721 Unitil Corporation 628,734
Total 16,466,217
Total Common Stock
(cost $750,802,525) 896,971,717
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
10,641,025 Thrivent Cash Management Trust 10,641,025
Total Collateral Held for
Securities Loaned
(cost $10,641,025) 10,641,025
Shares
Registered Investment
Companies ( 0.8% ) Value
U.S. Unaffiliated  (0.8%)
73,770 iShares Core S&P Small-Cap ETF 6,958,724
Total 6,958,724
Total Registered Investment
Companies (cost $6,196,521) 6,958,724
Shares or
Principal
Amount Short-Term Investments ( <0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.300%, 12/6/2023
d,e
99,075
Total Short-Term Investments
(cost $99,014) 99,075
Total Investments (cost
$767,739,085) 101.1% $914,670,541
Other Assets and Liabilities, Net
(1.1%) (9,888,359)
Total Net Assets 100.0% $904,782,182
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 10,517,163
Total lending $10,517,163
Gross amount payable upon return of
collateral for securities loaned $10,641,025
Net amounts due to counterparty $123,862
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 25,879,558 25,879,558 – –
Consumer Discretionary 123,635,614 123,635,614 – –
Consumer Staples 45,367,156 45,367,156 – –
Energy 48,414,371 48,414,371 – –
Financials 162,322,292 162,322,292 – –
Health Care 88,348,738 88,348,736 – 2
Industrials 154,403,181 154,403,181 – –
Information Technology 115,303,947 115,303,947 – –
Materials 47,165,074 47,165,074 – –
Real Estate 69,665,569 69,665,569 – –
Utilities 16,466,217 16,466,217 – –
Registered Investment Companies
U.S. Unaffiliated 6,958,724 6,958,724 – –
Short-Term Investments 99,075 – 99,075 –
Subtotal Investments in Securities $ 904,029,516 $903,930,439 $99,075 $2
Other Investments  * Total
Collateral Held for Securities Loaned 10,641,025
Subtotal Other Investments $10,641,025
Total Investments at Value $914,670,541
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 39,089 39,089 – –
Total Liability Derivatives $39,089 $39,089 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$99,075 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 December 2023 $ 938,389 ( $ 39,089)
Total Futures Long Contracts $ 938,389 ( $ 39,089)
Total Futures Contracts $ 938,389 ($39,089)

Small Cap Index Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to d ate, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $2,932 $34,480 $37,412 $– – –
Total Affiliated Short-Term Investments 2,932 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,563 83,707 77,629 10,641 10,641 1.2%
Total Collateral Held for Securities Loaned 4,563 10,641 1.2
Total Value $7,495 $10,641
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $14
Total Income/Non Income Cash from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 88
Total Affiliated Income from Securities Loaned, Net $88
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .6% ) Value
Communications Services (2.4%)
955,024 QuinStreet, Inc.
a
$ 8,566,565
201,391 Ziff Davis, Inc.
a
12,826,593
Total 21,393,158
Consumer Discretionary (10.0%)
67,216 Boot Barn Holdings, Inc.
a
5,457,267
255,568 Cedar Fair, LP 9,456,016
478,463 Clarus Corporation 3,617,180
148,863 Columbia Sportswear Company 11,030,748
639,330 Cooper-Standard Holdings, Inc.
a
8,579,809
577,340 Everi Holdings, Inc.
a
7,632,435
56,776 Grand Canyon Education, Inc.
a
6,635,979
36,973 Meritage Homes Corporation 4,525,126
114,515 Papa John's International, Inc. 7,812,213
66,103 Skyline Champion Corporation
a
4,212,083
352,747 Sonos, Inc.
a
4,553,964
524,726 Stoneridge, Inc.
a
10,531,251
1,423,037 ThredUp, Inc.
a
5,706,378
Total 89,750,449
Consumer Staples (4.3%)
116,291 John B. Sanfilippo & Son, Inc. 11,489,551
381,095 Pilgrim's Pride Corporation
a
8,700,399
820,558 Primo Water Corporation 11,323,700
312,325 Turning Point Brands, Inc. 7,211,584
Total 38,725,234
Energy (2.2%)
648,913 NOV, Inc. 13,562,282
315,916 TechnipFMC plc 6,425,731
Total 19,988,013
Financials (14.3%)
598,251 Ally Financial, Inc. 15,961,337
267,480 Bank of N.T. Butterfield & Son, Ltd. 7,243,358
625,668 Bridgewater Bancshares, Inc.
a
5,931,333
169,906 Byline Bancorp, Inc. 3,348,847
220,100 Federated Hermes, Inc. 7,454,787
152,628 Glacier Bancorp, Inc. 4,349,898
330,019 Heartland Financial USA, Inc. 9,712,459
142,141 Houlihan Lokey, Inc. 15,226,144
21,041 Kinsale Capital Group, Inc. 8,713,709
137,457 RLI Corporation 18,679,032
193,332 Triumph Financial, Inc.
a
12,525,980
61,020 Voya Financial, Inc. 4,054,779
315,870 Western Alliance Bancorp 14,520,544
Total 127,722,207
Health Care (7.4%)
7,397 Agiliti, Inc.
a
48,007
295,349 Enovis Corporation
a
15,573,753
327,347 Halozyme Therapeutics, Inc.
a
12,504,655
87,834 Lantheus Holdings, Inc.
a
6,102,706
762,507 Maravai LifeSciences Holdings,
Inc.
a
7,625,070
233,643 Progyny, Inc.
a
7,948,535
91,705 QuidelOrtho Corporation
a
6,698,133
261,923 R1 RCM, Inc.
a
3,947,180
782,516 Viemed Healthcare, Inc.
a
5,266,333
Total 65,714,372
Industrials (26.4%)
438,214 Air Lease Corporation 17,270,014
193,198 ASGN, Inc.
a
15,780,413
Shares Common Stock (97.6%) Value
Industrials (26.4%) - continued
676,488 Badger Infrastructure Solutions,
Ltd. $ 17,277,650
317,638 Barnes Group, Inc. 10,790,163
176,547 Cimpress plc
a
12,360,056
39,705 Curtiss-Wright Corporation 7,767,489
327,560 ExlService Holdings, Inc.
a
9,184,782
323,292 Fluor Corporation
a
11,864,816
242,296 Greenbrier Companies, Inc. 9,691,840
257,793 Helios Technologies, Inc. 14,302,356
933,287 Janus International Group, Inc.
a
9,986,171
186,142 ManpowerGroup, Inc. 13,647,931
755,875 Masterbrand, Inc.
a
9,183,881
177,639 Maximus, Inc. 13,266,081
247,338 Miller Industries, Inc. 9,698,123
70,551 Moog, Inc. 7,969,441
188,160 RB Global, Inc. 11,760,000
482,283 Schneider National, Inc. 13,354,416
29,625 Simpson Manufacturing Company,
Inc. 4,438,121
152,245 Tennant Company 11,288,967
58,810 Timken Company 4,321,947
Total 235,204,658
Information Technology (15.4%)
93,071 Calix, Inc.
a
4,266,375
155,325 Ciena Corporation
a
7,340,659
291,606 Cohu, Inc.
a
10,042,911
65,830 FormFactor, Inc.
a
2,300,100
640,658 Gilat Satellite Networks, Ltd.
a
4,119,431
136,314 Guidewire Software, Inc.
a
12,268,260
34,433 Insight Enterprises, Inc.
a
5,010,001
690,853 Knowles Corporation
a
10,231,533
39,900 Littelfuse, Inc. 9,868,068
152,622 Plexus Corporation
a
14,190,794
63,276 Silicon Laboratories, Inc.
a
7,333,056
164,124 Sprout Social, Inc.
a
8,186,505
1,743,105 TTM Technologies, Inc.
a
22,451,192
29,101 Universal Display Corporation 4,568,566
225,442 Varonis Systems, Inc.
a
6,884,999
78,413 Workiva, Inc.
a
7,946,373
Total 137,008,823
Materials (7.6%)
237,823 Alcoa Corporation 6,911,136
74,267 Berry Plastics Group, Inc. 4,597,870
147,012 Carpenter Technology Corporation 9,880,677
246,514 Ingevity Corporation
a
11,736,532
851,052 Ivanhoe Mines, Ltd.
a
7,293,389
845,880 Tronox Holdings plc 11,368,627
78,275 United States Lime & Minerals, Inc. 15,733,275
Total 67,521,506
Real Estate (5.3%)
190,466 Agree Realty Corporation 10,521,342
1,452,275 Cushman and Wakefield plc
a
11,066,336
722,650 Independence Realty Trust, Inc. 10,167,685
479,933 National Storage Affiliates Trust 15,233,073
Total 46,988,436
Utilities (2.3%)
68,800 Black Hills Corporation 3,480,592
80,712 NorthWestern Corporation 3,879,019
166,977 Portland General Electric
Company 6,759,229

Small Cap Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Utilities (2.3%) - continued
110,961 Spire, Inc. $ 6,278,173
Total 20,397,013
Total Common Stock
(cost $840,516,297) 870,413,869
Shares
Registered Investment
Companies ( 1 .9% ) Value
U.S. Unaffiliated  (1.9%)
71,315 iShares Biotechnology ETF
b
8,721,111
112,753 SPDR S&P Biotech ETF
b
8,233,224
Total 16,954,335
Total Registered Investment
Companies (cost $18,470,948) 16,954,335
Shares
Collateral Held for Securities
Loaned ( 1 .5% ) Value
13,702,375 Thrivent Cash Management Trust 13,702,375
Total Collateral Held for
Securities Loaned
(cost $13,702,375) 13,702,375
Shares Short-Term Investments ( 0 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
422,851 5.650% 4,228,507
Total Short-Term Investments
(cost $4,227,250) 4,228,507
Total Investments (cost
$876,916,870) 101.5% $ 905,299,086
Other Assets and Liabilities, Net
(1.5%) (13,733,566)
Total Net Assets 100.0% $ 891,565,520
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 29, 2023:
Securities Lending Transactions
Common Stock $ 13,322,990
Total lending $13,322,990
Gross amount payable upon return of
collateral for securities loaned $13,702,375
Net amounts due to counterparty $379,385
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Stock Portfolio
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 21,393,158 21,393,158 – –
Consumer Discretionary 89,750,449 89,750,449 – –
Consumer Staples 38,725,234 38,725,234 – –
Energy 19,988,013 19,988,013 – –
Financials 127,722,207 127,722,207 – –
Health Care 65,714,372 65,714,372 – –
Industrials 235,204,658 217,927,008 17,277,650 –
Information Technology 137,008,823 137,008,823 – –
Materials 67,521,506 60,228,117 7,293,389 –
Real Estate 46,988,436 46,988,436 – –
Utilities 20,397,013 20,397,013 – –
Registered Investment Companies
U.S. Unaffiliated 16,954,335 16,954,335 – –
Subtotal Investments in Securities $ 887,368,204 $ 862,797,165 $ 24,571,039 $ –
Other Investments  * Total
Affiliated Short-Term Investments 4,228,507
Collateral Held for Securities Loaned 13,702,375
Subtotal Other Investments $ 17,930,882
Total Investments at Value $ 905,299,086
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $ 6,349 $ 160,463 $ 162,583 $ 4,229 423 0.5%
Total Affiliated Short-Term Investments 6,349 4,229 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 85,524 71,822 13,702 13,702 1.5
Total Collateral Held for Securities Loaned – 13,702 1.5
Total Value $ 6,349 $ 17,931
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 9/29/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% $– $– $ – $ 727
Total Income/Non Income Cash from Affiliated
Investments $ 727
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 47
Total Affiliated Income from Securities Loaned, Net $ 47
Total Value $– $– $ –

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios, with
the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call
options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 29, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used options on mortgage backed securities to
generate income and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of
the Money Market, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended September 29, 2023,
Aggressive Allocation, Balanced Income Plus, Diversified Income
Plus, Government Bond, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the nine months ended September 29, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Emerging Markets Equity, Global Stock, International
Allocation, International Index, Large Cap Index, Low Volatility
Equity, Mid Cap Index, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, Real
Estate Securities, and Small Cap Index used equity futures to manage exposure to the equities market.
During the nine months ended December 31, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used foreign exchange
futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the
Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the nine months ended September 29, 2023,
Healthcare used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the
clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 29, 2023, Balanced
Income Plus, Diversified Income Plus, High Yield, Income, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Multidimensional Income, and
Opportunity Income Plus used CDX indices (comprised of CDSs)
to help manage credit risk exposure within the Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and reflected as a
liability on the Statement of Assets and Liabilities.
As of September 29, 2023, the Portfolios have the following
unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, the Portfolio makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund.
The capital commitment may be drawn by the general partner of the
Private Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Portfolio to
certain risks. For example, the Portfolio may be required to:
liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of September 29, 2023, the unfunded capital commitments
were as follows:
Additional information for the Portfolio's policy regarding
valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent Balanced Income Plus Portfolio
Bausch + Lomb Corporation, Term Loan 85,161
CMG Media Corporation, Term Loan 144,690
GTCR W Merger Sub, LLC, Term Loan 249,503
McGraw-Hill Education, Inc., Term Loan 156,066
Proampac PG Borrower, LLC, Term Loan 118,013
Star Parent, Inc., Term Loan 179,931
Total 933,364
Thrivent Diversified Income Plus Portfolio
Bausch + Lomb Corporation, Term Loan 174,252
CMG Media Corporation, Term Loan 289,380
GTCR W Merger Sub, LLC, Term Loan 499,006
McGraw-Hill Education, Inc., Term Loan 305,883
Proampac PG Borrower, LLC, Term Loan 236,027
Star Parent, Inc., Term Loan 359,863
Total 1,864,411
Thrivent Moderate Allocation Portfolio
Bausch + Lomb Corporation, Term Loan 396,193
CMG Media Corporation, Term Loan 729,479
GTCR W Merger Sub, LLC, Term Loan 1,257,910
McGraw-Hill Education, Inc., Term Loan 749,760
Proampac PG Borrower, LLC, Term Loan 594,983
Star Parent, Inc., Term Loan 907,154
Total 4,635,479
Thrivent Moderately Aggressive Allocation Portfolio
Bausch + Lomb Corporation, Term Loan 120,319
CMG Media Corporation, Term Loan 241,150
GTCR W Merger Sub, LLC, Term Loan 415,838
McGraw-Hill Education, Inc., Term Loan 249,920
Proampac PG Borrower, LLC, Term Loan 196,689
Star Parent, Inc., Term Loan 299,886
Total 1,523,802
Thrivent Moderately Conservative Allocation Portfolio
Bausch + Lomb Corporation, Term Loan 312,724
CMG Media Corporation, Term Loan 596,846
GTCR W Merger Sub, LLC, Term Loan 1,029,200
McGraw-Hill Education, Inc., Term Loan 612,304
Proampac PG Borrower, LLC, Term Loan 481,887
Star Parent, Inc., Term Loan 742,217
Total 3,775,178
Thrivent Opportunity Income Plus Portfolio
CMG Media Corporation, Term Loan 84,403
GTCR W Merger Sub, LLC, Term Loan 145,543
McGraw-Hill Education, Inc., Term Loan 87,472
Proampac PG Borrower, LLC, Term Loan 68,842
Star Parent, Inc., Term Loan 74,079
Total 460,339
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 26,000,000 26,000,000 0.00%
Moderate Allocation 60,000,000 60,000,000 0.00%
Moderately Aggressive
Allocation 52,000,000 52,000,000 0.00%
Moderately Conservative
Allocation 24,000,000 24,000,000 0.00%
162,000,000 162,000,000 0.00%